1933 Act Registration No. 333-34658

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

             [ ] Pre-Effective               [X] Post-Effective
                 Amendment No.                   Amendment No. 1


                             EVERGREEN EQUITY TRUST
                        (Evergreen Small Cap Value Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                              Beth K. Werths, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                Sullivan & Worcester LLP 1025 Connecticut Avenue,
                                      N.W.
                             Washington, D.C. 20036


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           [LOGO OF EVERGREEN FUNDS]

                   EVERGREEN SELECT SMALL COMPANY VALUE FUND
                              200 Berkeley Street
                               Boston, MA 02116

May 26, 2000

Dear Shareholder,

  As a shareholder of Evergreen Select Small Company Value Fund ("Select Small Company Value Fund"), you are invited to vote on a proposal to merge Select Small Company Value Fund into Evergreen Small Cap Value Fund ("Small Cap Value Fund"), another mutual fund within the Evergreen Family of Funds. The Board of Trustees of Evergreen Select Equity Trust has approved the merger and recommends that you vote FOR this proposal.

  If approved by shareholders, this is how the merger will work:

  . Your Fund will transfer its assets and liabilities to Small Cap Value
    Fund.

  . Small Cap Value Fund will issue new shares that will be distributed to you in an amount equal to the value of your Select Small Company Value Fund shares. You will receive Class Y or Institutional Service shares of Small Cap Value Fund depending on the class of shares of Select Small Company Value Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the merger.

  . You will not incur any sales loads or similar transaction charges as a result of the merger.

  The merger is intended to be tax free for federal income tax purposes. Details about Small Cap Value Fund's investment objective, portfolio management team, performance, etc. along with additional information about the proposed merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of Select Small Company Value Fund's shareholders to be held on July 14, 2000. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

  If you have any questions about the proposal or the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640. You may record your vote by telephone, FAX your completed and signed proxy card (both front and back sides) or vote on the Internet by following the voting instructions as outlined on your proxy card. If Fund does not receive a sufficient number of votes in favor of the merger, you may receive a telephone call from Shareholder Communications Corporation requesting your vote. The expenses of the merger, including the costs of soliciting proxies, will be paid by First Union National Bank.

  Thank you for taking this matter seriously and participating in this important process.

                                          Sincerely,

                                          /s/ William M. Ennis

                                          William M. Ennis
                                          President
                                          Evergreen Funds

                   EVERGREEN SELECT SMALL COMPANY VALUE FUND
                              200 Berkeley Street
                          Boston, Massachusetts 02116

                               ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                          TO BE HELD ON JULY 14, 2000

  Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen Select Small Company Value Fund ("Select Small Company Value Fund"), a series of Evergreen Select Equity Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 on July 14, 2000 at 2:00 p.m. for the following purposes:

    1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of April 30, 2000, providing for the acquisition of all the assets of Select Small Company Value Fund by Evergreen Small Cap Value Fund ("Small Cap Value Fund"), a series of Evergreen Equity Trust, in exchange for shares of Small Cap Value Fund and the assumption by Small Cap Value Fund of the identified liabilities of Select Small Company Value Fund. The Plan also provides for distribution of these shares of Small Cap Value Fund to shareholders of Select Small Company Value Fund in liquidation and subsequent termination of Select Small Company Value Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Select Small Company Value Fund.

    2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

  On behalf of Select Small Company Value Fund, the Trustees of Evergreen Select Equity Trust have fixed the close of business on April 28, 2000 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

  IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                          By order of the Board of Trustees

                                          William M. Ennis
                                          President

May 26, 2000

                  INFORMATION RELATING TO THE PROPOSED MERGER
                                       of
                   EVERGREEN SELECT SMALL COMPANY VALUE FUND
                                      into
                         EVERGREEN SMALL CAP VALUE FUND

  This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of your Fund into Evergreen Small Cap Value Fund ("Small Cap Value Fund"). If approved, the Merger will result in your receiving shares of Small Cap Value Fund in exchange for your shares of Evergreen Select Small Company Value Fund ("Select Small Company Value Fund"). The investment objectives of both Funds are similar. The investment objective of Select Small Company Value Fund is to seek capital appreciation. The investment objective of Small Cap Value Fund is to seek current income and capital growth in the value of its shares.


  Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                 MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE
--------------------------------------------------------------------------------
  See:                                    How to get these documents:
--------------------------------------------------------------------------------
                                         The Funds make all of these
 Select Small Company Value Fund's       documents available to you free of
  prospectus, dated November 1, 1999.    charge if you:
                                         . Call 800-645-8640, or
 Small Cap Value Fund's prospectus,      . Write the Funds at 200 Berkeley
  dated December 1, 1999, which            Street, Boston, Massachusetts
  accompanies this prospectus/proxy        02116.
  statement.
                                         You can also obtain any of these
 Select Small Company Value Fund's       documents for a fee from the SEC if
  statement of additional                you:
  information, dated November 1,         . Call the SEC at 800-SEC-0330,
  1999.
                                         Or for free if you:
 Small Cap Value Fund's statement of     . Go to the SEC Website
  additional information, dated            (http://www.sec.gov).
  December 1, 1999.
                                         To ask questions about this
 Select Small Company Value Fund's       prospectus/proxy statement:
  annual report, dated June 30, 1999.    . Call 800-645-8640, or
                                         . Write to the Funds at 200 Berkeley
 Small Cap Value Fund's annual             Street, Boston, Massachusetts
  report, dated July 31, 1999.             02116.

 Select Small Company Value Fund's
  semi-annual report, dated December
  31, 1999.

 Small Cap Value Fund's semi-annual
  report, dated January 31, 2000.

 Statement of additional information,
  dated May 26, 2000, which relates
  to this prospectus/proxy statement
  and the Merger.
--------------------------------------------------------------------------------

Information relating to the Funds contained in the Funds' semi-annual reports, annual reports, prospectuses and statements of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this document.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

 The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116
                           (Telephone: 800-343-2898).

                 PROSPECTUS/PROXY STATEMENT DATED MAY 26, 2000

                               TABLE OF CONTENTS

SUMMARY....................................................................   3
  What are the key features of the Merger?.................................   3
  After the Merger, what class of shares of Small Cap Value Fund will I
   own?....................................................................   3
  How do the Funds' investment objectives, principal investment strategies
   and risks compare?......................................................   4
  How do the Funds' sales charges and expenses compare? Will I be able to
   buy, sell and exchange shares the same way?.............................   5
  How do the Funds' performance records compare?...........................   6
  Who will be the Investment Advisor and Portfolio Manager of my Fund after
   the Merger? What will the advisory fee be after the Merger?.............   7
  What will be the primary federal tax consequences of the Merger?.........   9

RISKS......................................................................   9
  What are the primary risks of investing in each Fund?....................   9
  Are there any other risks of investing in each Fund?.....................  10

MERGER INFORMATION.........................................................  11
  Reasons for the Merger...................................................  11
  Agreement and Plan of Reorganization.....................................  12
  Federal Income Tax Consequences..........................................  13
  Pro Forma Capitalization.................................................  15
  Distribution of Shares...................................................  15
  Purchase and Redemption Procedures.......................................  16
  Exchange Privileges......................................................  17
  Dividend Policy..........................................................  17

INFORMATION ON SHAREHOLDERS' RIGHTS........................................  17
  Form of Organization.....................................................  17
  Capitalization...........................................................  18
  Shareholder Liability....................................................  18
  Shareholder Meetings and Voting Rights...................................  18
  Liquidation..............................................................  19
  Liability and Indemnification of Trustees................................  19

VOTING INFORMATION CONCERNING THE MEETING..................................  19
  Shareholder Information..................................................  21

FINANCIAL STATEMENTS AND EXPERTS...........................................  23

LEGAL MATTERS..............................................................  23

ADDITIONAL INFORMATION.....................................................  23

OTHER BUSINESS.............................................................  23

INSTRUCTIONS FOR EXECUTING PROXY CARDS.....................................  24

OTHER WAYS TO VOTE YOUR PROXY..............................................  24

EXHIBIT A.................................................................. A-1

EXHIBIT B.................................................................. B-1

                                    SUMMARY

  This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, in each Fund's prospectus and statement of additional information and in the Agreement and Plan of Reorganization.

   What are the key features of the Merger?

  The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

 . the transfer of all of the assets of Select Small Company Value Fund in exchange for shares of Small Cap Value Fund.

 . the assumption by Small Cap Value Fund of the identified liabilities of Select Small Company Value Fund. (The identified liabilities consist only of those liabilities reflected on Select Small Company Value Fund's statement of assets and liabilities determined immediately preceding the Merger.)

 . the liquidation of Select Small Company Value Fund by distributing shares of Small Cap Value Fund to Select Small Company Value Fund's shareholders.

The Merger is scheduled to take place on or about July 24, 2000.

   After the Merger, what class of shares of Small Cap Value Fund will I own?

 If you own this class of shares of   You will get this class of shares of
 Select Small Company Value Fund:     Small Cap Value Fund:
  Institutional                       Class Y
  Institutional Service               Institutional Service

  The new shares you receive will have the same total value as your Select Small Company Value Fund shares as of the close of business on the day immediately prior to the Merger.

  The Trustees of Evergreen Select Equity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940 (the "1940 Act"), have concluded that the Merger would be in the best interest of Select Small Company Value Fund's shareholders, and that their interest will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Select Small Company Value Fund's shareholders. The Trustees of Evergreen Equity Trust have also approved the Plan on behalf of Small Cap Value Fund.

   How do the Funds' investment objectives, principal investment strategies and risks compare?

  The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

                      Select Small Company Value       Small Cap Value Fund
                                 Fund
--------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE  To seek capital             To seek current income and
                       appreciation.               capital growth in the
                                                   value of its shares.
--------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT  . Invests primarily in
 STRATEGIES              the equity securities     . Invests primarily in
                         of small U.S.               common stocks of small
                         companies (less than        U.S. companies (less
                         $1.5 billion in market      than $1.5 billion in
                         capitalization at the       market capitalization at
                         time of purchase).          the time of purchase).
                       . Invests in stocks of      . Portfolio managers seek
                         companies that the          to limit the investment
                         portfolio managers          risk of small company
                         believe the market has      investing by seeking
                         temporarily                 stocks that produce
                         undervalued in              regular income and trade
                         relation to such            below what the managers
                         factors as the              consider their intrinsic
                         company's assets, cash      value.
                         flow or earnings          . Portfolio managers look
                         potential.                  specifically for various
                       . Portfolio managers          growth triggers, or
                         select securities they      catalysts, that will
                         think will rise in          bring the stock's price
                         value sooner than most      into line with its
                         observers anticipate,       actual or potential
                         increasing the value        value, such as new
                         of Fund shares.             products, new
                                                     management, changes in
                                                     regulation and/or
                                                     restructuring potential.
--------------------------------------------------------------------------------

  Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return or loss of market opportunity.

  The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

  A portion of the securities held by Select Small Company Value Fund may be disposed of in connection with the Merger, which could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.

  A principal risk of investing in both Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid). Both Funds are also subject to market capitalization risk associated with investing in the securities of small companies (securities issued by small companies tend to fluctuate in value more dramatically than those of larger companies). Both Funds are subject to investment style risk (certain styles such as growth or value may fall out of favor causing securities held by the Funds to decline). In addition, Small Cap Value Fund is subject to interest rate risk (when interest rates rise, the value of certain dividend paying stocks held by the Fund tends to decline). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

   How do the Funds' sales charges and expenses compare?
   Will I be able to buy, sell and exchange shares the same way?

  Both Funds offer Institutional Service shares and a similar class of shares designated Class Y for Small Cap Value Fund and Institutional shares for Select Small Company Value Fund. Neither the Institutional, Institutional Service nor Class Y shares are subject to a sales charge. In addition, Small Cap Value Fund offers Class A, Class B and Class C shares; however, none of these classes are involved in the Merger. The procedures for buying, selling and exchanging shares of the Funds are similar except that Class Y shares of Small Cap Value Fund only require a $1,000 minimum investment while the Institutional shares of Select Small Company Value Fund require a $1 million minimum initial investment. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

  The following table allows you to compare the expenses of the two Funds. The table entitled "Small Cap Value Fund Pro Forma" also shows you what the sales charges and expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

  You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


 Select Small Company Value Fund
(based on expenses for the fiscal year ended June 30, 1999, which have been restated to reflect current contractual rates as of January 3, 2000)
--------------------------------------------------------------------------------

                                             Total Fund
                   Management 12b-1  Other   Operating
                      Fees    Fees  Expenses  Expenses*
 Institutional       0.82%    0.00%  0.25%     1.07%
 Institutional
  Service            0.82%    0.25%  0.25%     1.32%

Small Cap Value Fund
(based on expenses for the fiscal year ended July 31, 1999, which have been restated to reflect current contractual rates as of January 3, 2000)
--------------------------------------------------------------------------------

                                             Total Fund
                   Management 12b-1  Other   Operating
                      Fees    Fees  Expenses Expenses
 Class Y             0.90%    0.00%  0.52%     1.42%
 Institutional
  Service            0.90%    0.25%  0.52%     1.67%**


* From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements and restating to reflect current fees, Total Fund Operating Expenses were 0.97% for Institutional shares and 1.22% for Institutional Service shares for the fiscal year ended 6/30/1999.
** Estimated for the fiscal period ending 7/31/2000.


Small Cap Value Fund Pro Forma***
(based on what the estimated combined expenses of Small Cap Value Fund would have been for the 12 months ended January 31, 2000)
--------------------------------------------------------------------------------

                                                            Total Fund
                               Management 12b-1  Other      Operating
                                  Fees    Fees  Expenses     Expenses****
             Class Y             0.90%    0.00%  0.45%        1.35%
             Institutional
              Service            0.90%    0.25%  0.45%        1.60%


      *** The expenses above reflect contractual rate changes made on January 3, 2000. At that time, the advisory fee was reduced in order to offset an increase in the Fund's administrative services fee.
      **** From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. If the Merger takes place, the Fund's investment advisor has agreed to waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Total Fund Operating Expenses to 1.30% for Class Y shares and 1.55% for Institutional Service shares.

  The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in Select Small Company Value Fund versus Small Cap Value Fund and for Small Cap Value Fund pro forma, assuming the Merger takes place, and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                        Select Small Company Value Fund
--------------------------------------------------------------------------------


                                Institutional
                  Institutional    Service
 After 1 year          $109          $134
 After 3 years         $340          $418
 After 5 years         $590          $723
 After 10 years      $1,306        $1,590


                             Small Cap Value Fund
--------------------------------------------------------------------------------
                                 Institutional
                     Class Y        Service
 After 1 year          $145          $170
 After 3 years         $449          $526
 After 5 years         $776          $907
 After 10 years      $1,702        $1,976

                        Small Cap Value Fund Pro Forma
--------------------------------------------------------------------------------

                                       Institutional
                               Class Y    Service
              After 1 year       $137       $163
              After 3 years      $428       $505
              After 5 years      $739       $871
              After 10 years   $1,624     $1,900

   How do the Funds' performance records compare?

  The following charts show how each Fund has performed in the past. Past performance is not an indication of future results.

Year-by-Year Total Return (%)

  The chart below shows the percentage gain or loss for the oldest class of shares of each Fund in each calendar year since inception. For Select Small Company Value Fund the class shown is Institutional shares since its inception on December 23, 1997 and for Small Cap Value Fund the class shown is Class Y shares since its inception on October 1, 1993. It should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. This chart includes the effects of Fund expenses.

Select Small Company Value Fund         Small Cap Value Fund
(Institutional)                         (Class Y)

             [GRAPH]                            [GRAPH]

         1998       -13.21%                1994      -0.70%
         1999        -3.29%                1995      29.10%
                                           1996      22.40%
                                           1997      33.62%
                                           1998      -9.39%
                                           1999       0.99%

Best Quarter: 2nd Quarter 1999          Best Quarter:2nd Quarter 1999 +16.70%
+14.38% Worst Quarter:3rd Quarter       Worst Quarter:3rd Quarter 1998  -13.36%
1998  -21.22% Year to date total        Year to date total return through
return through 3/31/2000 is -2.00%.     3/31/2000 is +2.10%.

  The next table lists each Fund's average annual total return over the past one, five and ten years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in each Fund. At the bottom of each table you can compare each Fund's performance with an appropriate broad-based index. Compare Select Small Company Value Fund's performance with the Russell 2000 Value Index ("Russell 2000 Value") which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Compare Small Cap Value Fund's performance with the Russell 2000 Index ("Russell 2000") and the Wilshire Small Cap Value Index ("Wilshire"). The Russell 2000 tracks the performance of 2000 publicly traded U.S. stocks and is often used to indicate the performance of the broader stock market, including small companies. The Wilshire tracks the performance of small cap value stocks. Each is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/1999)


                       Select Small Company Value Fund*
--------------------------------------------------------------------------------

                    Inception                        Performance
                     Date of                            Since
                      Class    1 year 5 year 10 year 12/23/1997
Institutional     12/23/1997  -3.29%  N/A     N/A     -7.21%
Institutional
Service           12/31/1998  -4.01%  N/A     N/A     -7.70%
Russell 2000
Value                         -1.49%  N/A     N/A     -4.00%

                            Small Cap Value Fund**
--------------------------------------------------------------------------------
                Inception                       Performance
                 Date of                           Since
                  Class   1 year 5 year 10 year  10/1/1993
Class Y         10/1/1993  0.99% 14.08%   N/A     11.43%
Institutional
Service         5/15/2000  0.99% 14.08%   N/A     11.43%
Russell 2000              21.26% 16.69%   N/A     13.27%
Wilshire                  -1.40% 13.63%   N/A      8.60%


* Historical performance shown for Institutional Service shares prior to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If this fee had been reflected, returns would have been lower.
** Historical performance shown for Institutional Service shares prior to its inception is based on the performance of Class Y, the original class offered. The historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Class Y does not pay a 12b-1 fee. If this fee had been reflected, returns would have been lower.

  For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

  Important information about Small Cap Value Fund is also contained in management's discussion of Small Cap Value Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Small Cap Value Fund's most recent annual report.

   Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

  The overall management of Small Cap Value Fund and Select Small Company Value Fund is the responsibility of, and is supervised by, the Boards of Trustees of Evergreen Equity Trust and Evergreen Select Equity Trust, respectively.

Investment Advisor

  Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Small Cap Value Fund.

  Facts about EAMC:

--------------------------------------------------------------------------------
  . Is a subsidiary of First Union National Bank ("FUNB"), which is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets as of March 31, 2000.

  . Has served as investment advisor, along with its predecessors, since
    1971.

  . Manages over $23.4 billion in assets for 20 of the Evergreen Funds.

  . Manages with its affiliates the Evergreen family of mutual funds with assets of approximately $82.8 billion as of March 31, 2000.

  . Is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.
--------------------------------------------------------------------------------

Investment Sub-Advisor

  Lieber & Company ("Lieber") is the investment sub-advisor to Small Cap Value Fund.

  Facts about Lieber:

--------------------------------------------------------------------------------
  . Has provided investment research and other investment services since
    1971.

  . Is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.
--------------------------------------------------------------------------------

Advisory Fees

  For its management and supervision of the daily business affairs of Small Cap Value Fund, EAMC is entitled to receive an annual fee from the Fund equal to 0.90% of the first $750 million of the Fund's average daily net assets, 0.80% of the next $250 million of the Fund's average daily net assets, and 0.70% of amounts over $1 billion of the Fund's average daily net assets.

--------------------------------------------------------------------------------
  . EAMC may, at its discretion, reduce or waive its fees or reimburse the
    Fund for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, EAMC may also reduce or cease these voluntary waivers and reimbursements at any time. If the Merger takes place, EAMC has agreed to waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Small Cap Value Fund's Total Fund Operating Expenses to
    1.30% for Class Y shares and 1.55% for Institutional Service shares.
--------------------------------------------------------------------------------

Sub-Advisory Fees

  Under the terms of the sub-advisory agreement, Lieber is entitled to be reimbursed by EAMC for the cost of providing sub-advisory services. The Fund does not pay a fee to Lieber.

Portfolio Management

  The day-to-day management of Small Cap Value Fund is handled by Jordan Alexander, CFA.

--------------------------------------------------------------------------------
  . Jordan Alexander CFA has managed or co-managed the Fund since April
    1999. Mr. Alexander has been an assistant portfolio manager with EAMC since September 1998. From 1995 to 1998, he was employed by
    PaineWebber Inc. as an associate health care analyst. From 1990 to
    1995, Mr. Alexander was an auditor and a senior financial analyst in the Valuations Services Division at Arthur Andersen LLP.
--------------------------------------------------------------------------------

   What will be the primary federal tax consequences of the Merger?

  Prior to or at the completion of the Merger, Select Small Company Value Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving Small Cap Value Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Small Cap Value Fund that are received by Select Small Company Value Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Select Small Company Value Fund in the hands of Small Cap Value Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss will be recognized by Small Cap Value Fund upon the receipt of the assets of the Fund in exchange for shares of Small Cap Value Fund and the assumption by Small Cap Value Fund of Select Small Company Value Fund's identified liabilities.

                                     RISKS

   What are the primary risks of investing in each Fund?

  An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive and that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

--------------------------------------------------------------------------------
    Select Small Company Value Fund               Small Cap Value Fund
--------------------------------------------------------------------------------
                  Both Funds are subject to Stock Market Risk.
    Each Fund invests substantially all of its assets in equity securities.
--------------------------------------------------------------------------------

  The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment in a Fund would likely decline. Even if general economic conditions do not change, a shareholder's investment in a Fund may decline in value if the particular sectors, industries or issuers in which the Fund invests do not perform well.

--------------------------------------------------------------------------------
    Select Small Company Value Fund               Small Cap Value Fund
--------------------------------------------------------------------------------
             Both Funds are subject to Market Capitalization Risk.
     Both Funds invest primarily in small market capitalization companies.
--------------------------------------------------------------------------------

  Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in small and medium capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

--------------------------------------------------------------------------------
    Select Small Company Value Fund               Small Cap Value Fund
--------------------------------------------------------------------------------
                Both Funds are subject to Investment Style Risk.
                Both Funds invest primarily in value securities.
--------------------------------------------------------------------------------

  Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.

--------------------------------------------------------------------------------
    Select Small Company Value Fund               Small Cap Value Fund
--------------------------------------------------------------------------------
 Is not subject to Interest Rate Risk.     Is subject to Interest Rate Risk.
--------------------------------------------------------------------------------

  When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If Small Cap Value Fund invests a significant portion of its portfolio in stocks purchased primarily for dividend income and interest rates rise, then the value of and total return earned on the Fund's investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

   Are there any other risks of investing in each Fund?

  Select Small Company Value Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

  A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing, For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of a shareholder's investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on a shareholder's investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

  Both Funds may invest in a variety of derivative instruments including options and futures. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Options and futures can be used to increase return and to hedge a Fund's portfolio against changes in the market value of securities owned or intended to be purchased. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

                              MERGER INFORMATION

Reasons for the Merger

  At a regular meeting held on March 23-24, 2000, all of the Trustees of Evergreen Select Equity Trust and Evergreen Equity Trust, including the Independent Trustees, considered and approved the Merger; they determined that it was in the best interest of shareholders of Select Small Company Value Fund and Small Cap Value Fund, respectively, and that the interests of existing shareholders of Select Small Company Value Fund and Small Cap Value Fund, respectively, will not be diluted as a result of the transactions contemplated by the Merger.

  Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered among other things:

  . the terms and conditions of the Merger;

  . whether the Merger would result in the dilution of shareholders' interests;

  . expense ratios, fees and expenses of Small Cap Value Fund and Select
    Small Company Value Fund;

  . the comparative performance records of each Fund;

  . compatibility of the Funds' investment objectives and principal investment strategies;

  . the fact that FUNB will bear the expenses incurred by Select Small
    Company Value Fund and Small Cap Value Fund in connection with the
    Merger;

  . the fact that Small Cap Value Fund will assume the identified liabilities of Select Small Company Value Fund;

  . the fact that the Merger is expected to be tax-free for federal income tax purposes; and

  . alternatives available to shareholders of Select Small Company Value
    Fund, including the ability to redeem their shares.

  During their consideration of the Merger, the Trustees met with counsel to the Independent Trustees regarding the legal issues involved.

  In approving the Merger, the Trustees considered the relative size of Select Small Company Value Fund as well as investment style. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Select Small Company Value Fund with Small Cap Value Fund. As of March 31, 2000, Small Cap Value Fund's total assets were approximately $168.3 million and Select Small Company Value Fund's total assets were approximately $67.7 million. By merging into Small Cap Value Fund, shareholders of Select Small Company Value Fund would have the benefit of a larger fund.

  In addition, the Trustees considered the fact that EAMC has indicated that absent the Merger it would propose liquidating Select Small Company Value Fund due to its size, declining asset base and relative underperformance. For the one-year period ended December 31, 1999, the total return for the Institutional shares of Select Small Company Value Fund was -3.29% while that for the Class Y shares of Small Cap Value Fund was 0.99%. If Select Small Company Value Fund were liquidated or if shareholders determined to redeem the Fund's shares, shareholders may be subject to capital gains taxes.

  The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of Select Small Company Value Fund is lower than that of Small Cap Value Fund. If the Merger takes place, EAMC has agreed to waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Total Fund Operating Expenses of Small Cap Value Fund to 1.30% for Class Y shares and 1.55% for Institutional Service shares.

  The Trustees recognized that even with this expense limitation, the expenses of Small Cap Value Fund would be higher than those of Select Small Company Value Fund. However, as an alternative to the liquidation of Select Small Company Value Fund, the Trustees determined that shareholders of Select Small Company Value Fund should have the opportunity, on an expected tax-free basis, to have their assets moved to a similar, better-performing Fund within the Evergreen Family of Funds. The Trustees considered the increase in overall expenses borne by Select Small Company Value Fund's shareholders against the stronger long-term performance record of Small Cap Value Fund.

  Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interest of each Fund and its shareholders.

Agreement and Plan of Reorganization

  The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

  The Plan provides that Small Cap Value Fund will acquire all of the assets of Select Small Company Value Fund in exchange for shares of Small Cap Value Fund and the assumption by Small Cap Value Fund of the identified liabilities of Select Small Company Value Fund on or about July 24, 2000 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Select Small Company Value Fund will endeavor to discharge all of its known liabilities and obligations. Small Cap Value Fund will not assume any liabilities or obligations of Select Small Company Value Fund other than those reflected in an unaudited statement of assets and liabilities of Select Small Company Value Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the "Valuation Time"). The number of full and fractional shares of each class of Small Cap Value Fund to be received by the shareholders of Select Small Company Value Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Select Small Company Value Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Select Small Company Value Fund by the net asset value per share of the respective class of shares of Small Cap Value Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

  State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Small Cap Value Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

  At or prior to the Closing Date, Select Small Company Value Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

  As soon after the Closing Date as conveniently practicable, Select Small Company Value Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Small Cap Value Fund received by Select Small Company Value Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Select Small Company Value Fund's shareholders on Small Cap Value Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Small Cap Value Fund due to the Fund's shareholders. All issued and outstanding shares of Select Small Company Value Fund, including those represented by certificates, will be canceled. The shares of Small Cap Value Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Select Small Company Value Fund will be terminated.

  The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Select Small Company Value Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Select Small Company Value Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Select Small Company Value Fund and Small Cap Value Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

  Whether or not the Merger is consummated, FUNB will pay the expenses incurred by Select Small Company Value Fund and Small Cap Value Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Select Small Company Value Fund, Small Cap Value Fund or their shareholders.

  If Select Small Company Value Fund shareholders do not approve the Merger, the Trustees will consider other possible courses of action that may be in the best interest of shareholders including liquidation of the Fund.

Federal Income Tax Consequences

  The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Select Small Company Value Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

  (1) The transfer of all of the assets of Select Small Company Value Fund solely in exchange for shares of Small Cap Value Fund and the assumption by Small Cap Value Fund of the identified liabilities of Select Small Company Value Fund followed by the distribution of Small Cap Value Fund's shares to the shareholders of Select Small Company Value Fund in dissolution and liquidation of Select Small Company Value Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Small Cap Value Fund and Select Small Company Value Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;


  (2) No gain or loss will be recognized by Small Cap Value Fund upon the receipt of the assets of Select Small Company Value Fund solely in exchange for the shares of Small Cap Value Fund and the assumption by Small Cap Value Fund of the identified liabilities of Select Small Company Value Fund;


  (3) No gain or loss will be recognized by Select Small Company Value Fund on the transfer of its assets to Small Cap Value Fund in exchange for Small Cap Value Fund's shares and the assumption by Small Cap Value Fund of the identified liabilities of Select Small Company Value Fund or upon the distribution (whether actual or constructive) of Small Cap Value Fund's shares to Select Small Company Value Fund's shareholders in exchange for their shares of Select Small Company Value Fund;


  (4) No gain or loss will be recognized by Select Small Company Value Fund's shareholders upon the exchange of their shares of Select Small Company Value Fund for shares of Small Cap Value Fund in liquidation of Select Small Company Value Fund;

  (5) The aggregate tax basis of the shares of Small Cap Value Fund received by each shareholder of Select Small Company Value Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Select Small Company Value Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Small Cap Value Fund received by each shareholder of Select Small Company Value Fund will include the period during which the shares of Select Small Company Value Fund exchanged therefor were held by such shareholder (provided that the shares of Select Small Company Value Fund were held as a capital asset on the date of the Merger); and


  (6) The tax basis of the assets of Select Small Company Value Fund acquired by Small Cap Value Fund will be the same as the tax basis of such assets to Select Small Company Value Fund immediately prior to the Merger, and the holding period of such assets in the hands of Small Cap Value Fund will include the period during which the assets were held by Select Small Company Value Fund.

  Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Select Small Company Value Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Small Cap Value Fund shares he or she received. Shareholders of Select Small Company Value Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Select Small Company Value Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.


  As of April 30, 2000, Select Small Company Value Fund had a capital loss carryforward of approximately $14.2 million. The utilization of the capital loss carryforward by Small Cap Value Fund following the Merger will be subject to various limitations prescribed by the Code, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:


  (1) For Small Cap Value Fund's tax years ending after August 1, 2000, use of Select Small Company Value Fund's capital loss carryforward would be limited to approximately $4.1 million per year.


  (2) For Small Cap Value Fund's tax year ending July 31, 2000, the year that includes the date of the Merger, utilization of the capital loss carryforward would be limited to the lesser of the following:


  (a) Small Cap Value Fund's net capital gain for the year multiplied by 2.7% (the percentage represents the post-Merger portion of Small Cap Value Fund's tax year ending July 31, 2000); or


  (b) The $4.1 million annual limitation referred to in A) above multiplied by 2.7% (i.e.: $111,000).

Pro Forma Capitalization

  The following table sets forth the capitalizations of Select Small Company Value Fund and Small Cap Value Fund as of January 31, 2000 and the capitalization of Small Cap Value Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.56 and 0.54 Class Y and Institutional Service shares, respectively, of Small Cap Value Fund issued for each Institutional and Institutional Service share, respectively, of Select Small Company Value Fund.

    Capitalization of Select Small Company Value Fund, Small Cap Value Fund
                      and Small Cap Value Fund (Pro Forma)

--------------------------------------------------------------------------------
                                                                Small Cap Value
                      Select Small Company                         Fund (Pro
  Net Assets              Value Fund       Small Cap Value Fund     Forma)
--------------------------------------------------------------------------------
  Institutional           $77,469,619                   N/A               N/A
  Institutional
   Service                       $940                   N/A              $940
  Class A                         N/A           $46,790,059       $46,790,059
  Class B                         N/A           $80,533,539       $80,533,539
  Class C                         N/A           $15,308,912       $15,308,912
  Class Y                         N/A           $35,735,161      $113,204,780
                          -----------          ------------      ------------
  Total Net Assets        $77,470,559          $178,367,671      $255,838,230
  Net Asset Value
   Per Share
  Institutional                 $8.01                   N/A               N/A
  Institutional
   Service                      $7.75                   N/A            $14.23
  Class A                         N/A                $14.23            $14.23
  Class B                         N/A                $14.13            $14.13
  Class C                         N/A                $14.11            $14.11
  Class Y                         N/A                $14.25            $14.25
  Shares Outstanding
  Institutional             9,671,393                   N/A               N/A
  Institutional
   Service                        121                   N/A                66
  Class A                         N/A             3,287,094         3,287,094
  Class B                         N/A             5,700,568         5,700,568
  Class C                         N/A             1,085,155         1,085,155
  Class Y                         N/A             2,507,726         7,944,200

--------------------------------------------------------------------------------
  The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

  Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of shares of Small Cap Value Fund and Select Small Company Value Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Both Funds offer Institutional Service shares and a similar class of shares designated Class Y for Small Cap Value Fund and Institutional shares for Select Small Company Value Fund. In addition, Small Cap Value Fund offers Class A, Class B and Class C shares. These classes of shares are not involved in the Merger. Each class has a separate distribution arrangement and, as applicable, bears its own distribution expenses (See "Shareholder Servicing-Related Expenses" below).

  In the proposed Merger, Select Small Company Value Fund shareholders holding Institutional shares will receive Class Y shares of Small Cap Value Fund and shareholders holding Institutional Service shares of Select Small Company Value Fund will receive Institutional Service shares of Small Cap Value Fund. The class of shares which shareholders of Select Small Company Value Fund receive will have the same arrangements with respect to the imposition of Rule 12b-1 service fees as the shares they currently hold. The Merger will be effected at net asset value.

  The following is a summary description of charges and fees for the Class Y and Institutional Service shares of Small Cap Value Fund which will be received by Select Small Company Value Fund shareholders in the Merger. More detailed descriptions of the shareholder-servicing arrangements applicable to these classes of shares are contained in Small Cap Value Fund's and Select Small Company Value Fund's prospectuses and in the Funds' statements of additional information.


  Class Y Shares. Class Y shares are sold at net asset value without any initial or deferred sales charge and are not subject to distribution-related or shareholder servicing-related fees. Class Y shares are only available to certain classes of investors as is more fully described in the prospectus for Small Cap Value Fund. Institutional shareholders of Select Small Company Value Fund who receive Class Y shares in the Merger will continue to be able to purchase Class Y shares of Small Cap Value Fund.

  Institutional Service Shares. Institutional Service shares are sold at net asset value without any initial or deferred sales charges and, as indicated below, are subject to shareholder servicing-related fees. Institutional Service shares are only available to certain classes of investors as is more fully described in the prospectus for Small Cap Value Fund. Additional information regarding the classes of shares of each Fund is included in its prospectus and statement of additional information.

  Neither the Class Y, Institutional nor Institutional Service shares of either Fund have any initial or contingent deferred sales charges. Institutional Service shares of both Funds are subject to an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. A more detailed description of the shareholder servicing arrangements applicable to Institutional Service shares can be found below and is contained in Select Small Company Value Fund's and Small Cap Value Fund's prospectuses and in each Fund's statement of additional information.

  Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Institutional Service shares under which the class may pay for shareholder servicing-related expenses at an annual rate which may not exceed 0.75% of the average daily net assets attributable to the class. Payments with respect to Institutional Service shares are currently limited to 0.25% of average daily net assets attributable to the class. The Trustees without shareholder approval may increase this amount to the full plan rate for each Fund. Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Merger, Small Cap Value Fund may make shareholder servicing-related payments with respect to Select Small Company Value Fund shares sold prior to the Merger.

  Additional information regarding the Rule 12b-1 plans adopted by each Fund with respect to its Institutional Service shares is included in its prospectus and statement of additional information.

  No Rule 12b-1 plan has been adopted for the Class Y shares of Small Cap Value Fund or the Institutional shares of Select Small Company Value Fund.

Purchase and Redemption Procedures

  Information concerning applicable shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Select Small Company Value Fund is $1 million, which may be waived in certain situations, and the minimum initial purchase requirement for Small Cap Value Fund is $1,000 for Class Y and $1 million for Institutional Service shares. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How To Choose the Share Class That Best Suits You" in Select Small Company Value Fund's prospectus and "How To Buy Shares--Minimum Investments" or "How to Choose the Share Class That Best Suits You" in
Small Company Value Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in-kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if redemptions bring the account balance below the required initial minimum investment amount. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' prospectuses. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

  Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund or Evergreen Select fund which offers such class. Each Fund limits exchanges to five per calendar year and three per calendar quarter. An exchange that represents an initial investment in another Evergreen Select fund must amount to at least $1 million or at least $1,000 for an exchange into another Evergreen fund. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

Dividend Policy

  Select Small Company Value Fund distributes its investment company taxable income monthly, while Small Cap Value Fund distributes such income quarterly, and each Fund distributes its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

  After the Merger, shareholders of Select Small Company Value Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Small Cap Value Fund reinvested in shares of Small Cap Value Fund. Shareholders of Select Small Company Value Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Small Cap Value Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Small Cap Value Fund.

  Both Small Cap Value Fund and Select Small Company Value Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                      INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

  Evergreen Select Equity Trust and Evergreen Equity Trust are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Select Equity Trust and Evergreen Equity Trust are organized as Delaware business trusts and are governed by their respective Declarations of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Select Small Company Value Fund is a series of Evergreen Select Equity Trust. Small Cap Value Fund is a series of Evergreen Equity Trust.

Capitalization

  The beneficial interests in each Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The Declarations of Trust of both Evergreen Select Equity Trust and Evergreen Equity Trust permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

  Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that each Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of each Trust to liability. To guard against this risk, the Declaration of Trust of each Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of each Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of each Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of either Trust is remote.

Shareholder Meetings and Voting Rights

  Evergreen Select Equity Trust on behalf of Select Small Company Value Fund and Evergreen Equity Trust on behalf of Small Cap Value Fund are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

  Under the Declarations of Trust of both Trusts, each share of Small Cap Value Fund and Select Small Company Value Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

Liquidation

  In the event of the liquidation of Small Cap Value Fund or Select Small Company Value Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

  Under the Declaration of Trust of each Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interest of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

  The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of each Trust, their By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware law directly for more complete information.

                   VOTING INFORMATION CONCERNING THE MEETING

  This prospectus/proxy statement is being sent to shareholders of Select Small Company Value Fund in connection with a solicitation of proxies by the Trustees of Evergreen Select Equity Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m., July 14, 2000, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Select Small Company Value Fund on or about May 26, 2000. Only shareholders of record as of the close of business on April 28, 2000 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

  If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

  Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Select Small Company Value Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's outstanding shares entitled to vote) is present.

  In voting for the Merger, all classes of Select Small Company Value Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share.

  Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Select Small Company Value Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Shareholder Communications Corporation, the Fund's proxy solicitor. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement, vote by telephone, fax or by the Internet or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

  If Select Small Company Value Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interest of shareholders including liquidation of the Fund. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

  A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Select Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Small Cap Value Fund which they receive in the transaction at their then-current net asset value. Shares of Select Small Company Value Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Select Small Company Value Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

  Select Small Company Value Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

  The votes of the shareholders of Small Cap Value Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

  NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Select Small Company Value Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

  As of the Record Date, the following number of each class of shares of beneficial interest of Select Small Company Value Fund was outstanding:

             --------------------------------------
               Class of Shares    Number of Shares
             --------------------------------------
              Institutional (I)    8,118,023.810
              Institutional
              Service (IS)           157,951.701
                                   -------------
              All Classes          8,275,975.511
             --------------------------------------


  As of March 31, 2000, the officers and Trustees of Evergreen Select Equity Trust and Evergreen Equity Trust beneficially owned as a group less than 1% of the outstanding shares of Select Small Company Value Fund and Small Cap Value Fund, respectively. To Evergreen Select Equity Trust's knowledge, the following persons owned beneficially or of record more than 5% of Select Small Company Value Fund's total outstanding shares as of March 31, 2000:


-------------------------------------------------------------------------------
                                                          Percentage Percentage
                                                          of Shares  of Shares
                                                           of Class   of Class
                                                No. of      Before     After
  Name and Address                     Class    Shares      Merger     Merger
-------------------------------------------------------------------------------
  First Union National Bank               I  6,516,111.72   81.84%     54.68%
   Reinvest Account
   Attn.: Trust Operations Fund Group
   401 S. Tryon St., 3rd Floor
   Charlotte, NC 28202-1911
  First Union National Bank               I  1,130,181.53   14.19%      9.48%
   Cash Account
   Attn.: Trust Operations Fund Group
   401 S. Tryon St., 3rd Floor
   Charlotte, NC 28202-1911
  Allentown College of St. Francis de    IS    157,825.12   99.92%     99.92%
   Salles
   2755 Station Avenue
   Center Valley, PA 18034
-------------------------------------------------------------------------------

  To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record more than 5% of Small Cap Value Fund's total outstanding shares as of March 31, 2000:


-----------------------------------------------------------------------------
                                                     Percentage   Percentage
                                                    of Shares of of Shares of
                                          No. of    Class Before Class After
  Name and Address           Class        Shares       Merger       Merger
-----------------------------------------------------------------------------
  Fidelity Investments         A        227,364.54      7.50%        7.50%
   Institutional
   Operations Company,
   Inc. (FIIOC)
   As Agent for Service
   Experts, Inc. 401(k)
   Plan
   100 Magellan Way
   Covington, KY 41015-
   1987
  MLPF & S for the sole        B        405,503.82      7.96%        7.96%
   Benefit of its
   Customers
   Attn.: Fund
   Administration
   4800 Deer Lake Drive,
   East
   2nd Floor
   Jacksonville, FL
   32246-6484
  MLPF & S for the sole        C        157,370.83     17.00%       17.00%
   Benefit of its
   Customers
   Attn.: Fund
   Administration
   4800 Deer Lake Drive,
   East
   2nd Floor
   Jacksonville, FL
   32246-6484
  First Union National         Y       1,549,029.44    71.63%       23.62%
   Bank
   Cash Account
   Attn.: Trust
   Operations Fund Group
   401 S. Tryon St., 3rd
   Floor
   Charlotte, NC 28202-
   1911
  First Union National         Y        368,625.12     17.05%        5.62%
   Bank
   Reinvest Account
   Attn.: Trust
   Operations Fund Group
   401 S. Tryon St., 3rd
   Floor
   Charlotte, NC 28202-
   1911
-----------------------------------------------------------------------------

                        FINANCIAL STATEMENTS AND EXPERTS

  The Annual Report of Small Cap Value Fund as of July 31, 1999, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

  The Annual Report of Select Small Company Value Fund as of June 30, 1999, and the financial highlights and financial statements for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL MATTERS

  Certain legal matters concerning the issuance of shares of Small Cap Value Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

  Select Small Company Value Fund and Small Cap Value Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                                 OTHER BUSINESS

  The Trustees of Evergreen Select Equity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

    THE TRUSTEES OF EVERGREEN SELECT EQUITY TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL
                   BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

May 26, 2000

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

  The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                       VALID SIGNATURE
CORPORATE ACCOUNTS
(1) ABC Corp.                                      ABC Corp.
(2) ABC Corp.                                      John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer              John Doe, Treasurer
(4) ABC Corp. Profit Sharing Plan                  John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust                                      Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78            Jane B. Doe
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr.
 UGMA                                              John B. Smith
(2) John B. Smith                                  John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                         OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number found on your proxy card.
3. Enter the 12-digit control number found on your proxy card.
4. Follow the simple recorded
   instructions.

VOTE BY FAX:

1. Read the prospectus/proxy statement and have your completed proxy card at hand.
2. Fax both front and back sides of your proxy card by calling the number indicated on your proxy card and following the voting instructions.

VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the website indicated on your proxy card and follow the voting instructions.

  The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone, fax or the internet.

  If you have any questions about the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 2000, by and between Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Small Cap Value Fund series (the "Acquiring Fund"), and Evergreen Select Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 ("Evergreen Select Trust"), with respect to its Evergreen Select Small Company Value Fund series (the "Selling Fund").

  This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class Y and Institutional Service shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

  WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

  WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

  WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

  WHEREAS, the Trustees of Evergreen Select Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

  NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                LIABILITIES AND LIQUIDATION OF THE SELLING FUND

  1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

  1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

  The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

  The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

  1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

  In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

  1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

  1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

  1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

  1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

  1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                  ARTICLE II

                                   VALUATION

  2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

  2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

  2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Institutional and Institutional Service shares of the Selling Fund will receive Class Y and Institutional Service shares, respectively, of the Acquiring Fund.

  2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                  ARTICLE III

                           CLOSING AND CLOSING DATE

  3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about July 24, 2000 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

  3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date
(a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

  3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Evergreen Select Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

  4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

    (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

    (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

    (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Evergreen Select Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

    (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

    (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    (g) The unaudited semi-annual financial statements of the Selling Fund at December 31, 1999 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

    (h) Since December 31, 1999 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

    (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

    (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

    (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

    (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

    (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

    (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

    (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring
  Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

  4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

    (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

    (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

    (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

    (f) The unaudited semi-annual financial statements of the Acquiring Fund at January 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

    (g) Since January 31, 2000 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

    (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

    (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

    (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

    (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

    (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

    (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

    (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

    (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V

             COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

  5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

  5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

  5.3 APPROVAL BY SHAREHOLDERS. Evergreen Select Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

  5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

  5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

  5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by Evergreen Select Trust's President and Treasurer.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

  The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

  6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

  6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

    (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

    (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

    (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

    (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

    (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

    (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

    (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

    (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

  In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

  7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of Evergreen Select Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

  7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of Evergreen Select Trust.

  7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

    (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

    (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

    (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

    (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Evergreen Select Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

    (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

    (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquired Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

    (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

    (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

  In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                           FUND AND THE SELLING FUND

  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

  8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Evergreen Select Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

  8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

  8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

  8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

  8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable or tax-exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

  8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

    (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

    (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

    (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

    (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

    (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

    (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

  8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

    (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

    (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

    (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

    (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

  In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

  8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

    (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

    (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

    (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

    (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

  9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by First Union National Bank. Such expenses include, without limitation,
(a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                   ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

  10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

  10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                  TERMINATION

  11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

    (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

    (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

  11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Evergreen Select Trust, the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                  ARTICLE XII

                                   AMENDMENTS

  12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

  13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

  13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

  13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust and Evergreen Select Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declarations of Trust of the Trust and Evergreen Select Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust and Evergreen Select Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust and Evergreen Select Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declarations of Trust of the Trust and Evergreen Select Trust.

  IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                          EVERGREEN EQUITY TRUST ON BEHALF OF
                                          EVERGREEN SMALL CAP VALUE FUND

                                                /s/ William M. Ennis
                                          By:__________________________________

                                          Name: William M. Ennis

                                          Title: President

                                          EVERGREEN SELECT EQUITY TRUST ON
                                          BEHALF OF EVERGREEN SELECT SMALL
                                          COMPANY VALUE FUND

                                                /s/ Carol Kosel
                                          By: _________________________________

                                          Name: Carol Kosel

                                          Title: Treasurer

                                                                       Exhibit B

                                   EVERGREEN
                             Small Cap Value Fund
                      Fund at a Glance as of July 31, 1999


                                   Portfolio
                                  Management
                             ---------------------

                                    [PHOTO]

                             Jordan Alexander, CFA
                             Tenure: January 1999

                                    [PHOTO]

                                Edwin D. Miska
                            Tenure: September 1996

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Small capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

--------------------------------------------------------------------------------
                          Performance and Returns 2
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/1/93        Class A   Class B   Class C   Class Y
Class Inception Date                      1/3/95    1/3/95   1/24/95   10/1/93
 Average Annual Returns*
1 year with sales charge                  -2.71%    -3.59%     0.30%     n/a
1 year w/o sales charge                    2.17%     1.35%     1.28%    2.31%
3 years                                   12.81%    12.97%    13.73%   14.92%
5 years                                   14.11%    14.21%    14.40%   15.50%
Since Portfolio Inception                 12.07%    12.25%    12.31%   13.23%
Maximum Sales Charge                       4.75%     5.00%     1.00%     n/a
                                        Front End    CDSC      CDSC
30-day SEC Yield                           0.76%     0.05%     0.06%    1.05%
12-month income dividends
per share                                 $0.30     $0.19     $0.19    $0.33
12-month capital gain
distributions per share                   $0.18     $0.18     $0.18    $0.18

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                                                      Wilshire
           Class A      Russell 2000      CPI      Small Cap Value

1/31/95     9,521          10,000       10,000          10,000
7/95       10,867          12,255       10,146          11,501
7/96       12,613          13,102       10,443          12,697
7/97       18,019          17,476       10,679          17,654
7/98       18,603          17,880       10,858          18,584
7/99       19,008          19,205       11,058          18,014

Comparison of change in value of a $10,000 investment in Evergreen Small Cap Value Fund, Class A, the Russell 2000 Index (Russell 2000), the Wilshire Small Cap Value Index (Wilshire Small Cap Value), and the Consumer Price Index (CPI).

The Russell 2000 and the Wilshire Small Cap Value are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Small Cap Value Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen Small Cap Value Fund outperformed the Wilshire Small Cap Value Index, the Fund's benchmark, for the year ended July 31, 1999. During the 12-month period, the Fund's Class A shares had a total return, before the deduction of any applicable sales charges, of 2.17%, while the Wilshire Small Cap Value Index declined by 4.22%.


                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                       $250,006,034
Number of Holdings                              125
P/E Ratio*                                    17.2x
Beta*                                          0.53
*as of 6/30/1999


What factors affected performance?

The performance of the Fund was helped by a strong pace of merger and acquisition activity and an increased weighting of names in the technology, healthcare and consumer sectors.

Our strategy of focusing on undervalued small cap companies with good growth prospects led us to invest in many companies that ultimately became acquisition candidates. During the twelve-month period, 20 companies in the portfolio were involved in completed or pending merger or acquisition transactions. The deals having the most significant impact on the performance of the Fund included CPI Corp., an operator of photography studios that is the subject of a pending leveraged buyout, and Hach Co., a manufacturer of water testing equipment for the industrial, commercial and consumer markets. In the case of CPI, if the buyout is completed the potential gain to the Fund is 67.8% since the initial investment in this issue in December 1997. The gain for Hach Co., which was acquired by Danaher Corp. in July 1999, provided the Fund with an 84.7% gain since the initial investment in May 1998.

In addition, there were eight transactions in the Fund involving companies in the banking and thrift sector and four in the utility sector. In the utility sector, the Fund's performance was most helped by the pending acquisitions of Yankee Energy System (potential gain upon completion of 91.3% from initial purchase in October 1997) and Public Service Co. of North Carolina (potential gain upon completion of 82.4% from initial purchase in March 1995).


--------------------------------------------------------------------------------
                    Portfolio composition as of July 31, 1999
--------------------------------------------------------------------------------
                         (as a percentage of net assets)

                                    [GRAPH]

Common Stock -- 88.2%
Convertible Debentures -- 9.5%
Cash Equivalents and Other -- 1.2%
Convertible Preferred Stock -- 1.1%


What were some examples of the Fund's investments in technology?

The best-performing issues in the Fund's technology sector included Helix Technology, Scientific-Atlanta and Antec Corp. Helix Technology, a supplier of vacuum pumps and instrument components for semiconductor equipment manufacturers, gained 116.4% during the period. The company, which is a leading supplier with more than 80% share of the market, is benefiting from the introduction of new services, operating leverage and a strong recovery in the semiconductor capital equipment market.

Other top performers for the Fund in the technology sector are in the cable equipment manufacturing business, an industry benefiting from the upgrading of the cable TV infrastructure. Scientific-Atlanta, a cable equipment manufacturer, gained 87.5% during the

                                   EVERGREEN
                             Small Cap Value Fund
                          Portfolio Manager Interview

period. The company, which manufactures set-top boxes and other communications equipment, has seen stronger earnings in recent quarters fueled by increased capital expenditures for two-way digital cable services by cable companies.

Antec Corp., a cable equipment manufacturer and distributor, also is benefiting from the upgrading of the cable TV infrastructure and increased capital spending from AT&T. AT&T, which owns 20% of Antec, plans to provide cable telephone services using equipment developed by an Antec joint venture. The Fund's investment in Antec convertible bonds appreciated 100.0% during the period.


                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

Banks                                         11.1%
Consumer Products & Services                  10.6%
Healthcare Products & Services                10.4%
Telecommunication Services & Equipment         6.9%
Oil / Energy                                   6.3%


What healthcare industry and consumer products investments helped performance?


The best performing issues in the Fund in the healthcare sector included Jones Pharma and ArthroCare Corp. ArthroCare, a medical device company that is leveraging its proprietary technology in orthopedic, head and neck, and cosmetic surgery, gained 75.9% during the period. Jones Pharma, a specialty pharmaceutical company focused on critical care and thyroid disorders, is seeing stronger prescription growth in several key areas. The Fund's investment in Jones Pharma appreciated 44.9% during the period.

In the consumer sector, the Fund's investment in International Multifoods Corp. gained 28.7% during the period. The company, which has foodservice distribution and food processing operations in North America, is restructuring its operations under a new management team. We expect the restructuring to position the company for consistent and strong earnings growth over the next several years.


                                Top 10 Holdings
                                ---------------
                         (as a percentage of net assets)

CPI Corp.                                      4.2%
Curtiss Wright Corp.                           3.1%
Helix Technology Corp.                         3.1%
International Multifoods Corp.                 2.9%
Semco Energy, Inc.                             2.9%
Alpharma, Inc., convertible debenture          2.8%
Antec Corp., convertible debenture             2.1%
Granite State Bankshares, Inc.                 2.1%
Carematrix, convertible debenture              1.8%
Cabot Oil & Gas Corp., CI. A                   1.7%


What is your outlook?

We continue to see many opportunities to invest in undervalued, small cap companies with favorable growth prospects. While the small cap market has seen improved performance in recent months, the disparity of small cap valuations relative to large caps remains very high. We believe this valuation differential should continue to fuel stock buyback programs and merger and acquisition activity among smaller companies, which should have a positive impact on the future performance of the Fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                    EVERGREEN SELECT SMALL COMPANY VALUE FUND

                                   a Series of

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                         EVERGREEN SMALL CAP VALUE FUND

                                   a Series of

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Select Small Company Value Fund ("Small Company Value Fund"), a series of Evergreen Select Equity Trust, to Evergreen Small Cap Value Fund ("Small Cap Value Fund"), a series of Evergreen Equity Trust, in exchange for Class Y and Institutional Service shares (to be issued to holders of Institutional and Institutional Service shares, respectively, of Small Company Value Fund) of beneficial interest, $0.001 par value per share, of Small Cap Value Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1) The Statement of Additional Information of Small Company Value Fund dated November 1, 1999;

(2) The Statement of Additional Information of Small Cap Value Fund dated December 1, 1999;

(3)  Annual Report of Small Company Value Fund for the year ended June 30, 1999;

(4)  Annual Report of Small Cap Value Fund for the year ended July 31, 1999;

(5) Semi-Annual Report of Small Company Value Fund for the six-month period ended December 31, 1999;

(6) Semi-Annual Report of Small Cap Value Fund for the six-month period ended January 31, 2000; and

(7)  Pro Forma Financial Statements as of January 31, 2000.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Small Company Value Fund and Small Cap Value Fund dated May 26, 2000. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Equity Trust at the telephone numbers or addresses set forth above.

         The date of this Statement of Additional Information is May 26, 2000.

                          EVERGREEN SELECT EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1999


                Evergreen Select Balanced Fund ("Balanced Fund")
             Evergreen Select Core Equity Fund ("Core Equity Fund")
       Evergreen Select Diversified Value Fund ("Diversified Value Fund")
            Evergreen Select Equity Index Fund ("Equity Index Fund")
            Evergreen Select Large Cap Blend Fund ("Large Cap Fund")
          Evergreen Select Secular Growth Fund ("Secular Growth Fund")
            Evergreen Select Small Cap Growth Fund ("Small Cap Fund")
        Evergreen Select Small Company Value Fund ("Small Company Fund")
       Evergreen Select Social Principles Fund ("Social Principles Fund")
          Evergreen Select Special Equity Fund ("Special Equity Fund")
        Evergreen Select Strategic Growth Fund ("Strategic Growth Fund")
             Evergreen Strategic Value Fund ("Strategic Value Fund")

                     (Each a "Fund"; together, the "Funds")


                    Each Fund is a series of Evergreen Equity
                              Trust (the "Trust").


         This statement of additional information ("SAI") pertains to all classes of shares of the Funds. It is not a prospectus but should be read in conjunction with the prospectus dated November 1, 1999 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering both Institutional and Institutional Service shares of each Fund, and one offering Class A, Class B and Class C shares of the Equity Index Fund and the Special Equity Fund. The information in Part 1 of this SAI is specific information about the Funds in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested. You may obtain a copy of either these prospectuses without charge by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated June 30, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................1-1
INVESTMENT POLICIES..........................................................1-1
OTHER SECURITIES AND PRACTICES...............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.............................................1-3
EXPENSES....................................................................1-10
PERFORMANCE.................................................................1-15
SERVICE PROVIDERS...........................................................1-17
FINANCIAL STATEMENTS.........................................................1-8

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................2-1
PURCHASE AND REDEMPTION OF SHARES ..........................................2-14
PRICING OF SHARES...........................................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-16
PERFORMANCE CALCULATIONS....................................................2-20
PRINCIPAL UNDERWRITER.......................................................2-21
DISTRIBUTION EXPENSES UNDER RULE 12b-1      2-22
TAX INFORMATION.............................................................2-25
BROKERAGE...................................................................2-28
ORGANIZATION................................................................2-29
INVESTMENT ADVISORY AGREEMENT...............................................2-30
MANAGEMENT OF THE TRUST.....................................................2-32
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-35
ADDITIONAL INFORMATION......................................................2-46

                                                                 1-14

                                                                  1-1
                                     PART 1

                                  TRUST HISTORY

         The Evergreen Select Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of Evergreen Select Equity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.       Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.       Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         Listed below are securities and investment practices the Funds may use in addition to those discussed in the prospectus. See Additional Information on Securities and Investment Practices in Part 2 of this SAI for further information on these particular investment practices. The information below applies to all Funds unless otherwise noted.

When-Issued, Delayed Delivery and Forward Commitment      Master Demand Notes
Transactions
Repurchase Agreements                                     Obligations of Foreign Branches of U.S. Banks
Reverse Repurchase Agreements                             Obligations of U.S. Branches of Foreign Banks
Options
Futures Transactions
Future Contracts
Foreign Currency (Special Equity Fund Only)
Corporate Bond Ratings (Balanced Fund Only)
Convertible Securities
Illiquid and Restricted Securities
Investment in Other Investment Companies

                        PRINCIPAL HOLDERS OF FUND SHARES


         As of September 30, 1999 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of September 30, 1999.


      --------------------------------------------------------------------------
      Balanced Fund
      Institutional Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         53.26%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------

      First Union National Bank BK/EB/INT                         46.73%
      Cash Account
      Attn: Trust Operations Fund Group

      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Balanced Fund
      Institutional Service Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------

      First Clearing Corporation                                  81.07%
      Walter Haemmerle IRA
      2 Ocean Point
      Port Royal Plantation

      Hilton Head Isle, SC  29928
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------

      First Union National Bank                                   12.59%
      Trust Accounts

      Attn: Ginny Batten, CMG 1151-2
      401 S. Tryon Street, 3rd Floor
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------

      First Union National Bank                                   6.33%
      Trust Accounts
      Attn: Ginny Batten

      301 S. Tryon Street, 11th Floor, CMG 1151
      Charlotte, NC  28202-1915
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Core Equity Fund
      Institutional Class
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         99.38%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1151
      --------------------------------------------------------------------------
      Core Equity Fund
      Institutional Service Class
      ----------------------------------------------------------- --------------
      None
      --------------------------------------------------------------------------
      Diversified Value Fund
      Institutional Class
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         87.18%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         12.81%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      --------------------------------------------------------------------------
      Diversified Value Fund
      Institutional Service Class
      ----------------------------------------------------------- --------------
      Bankers Trust Company                                       95.72%
      FBO Triangle Industries
      Master Trust
      100 Plaza One
      Jersey City, NJ  07311-3999
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Equity Index Fund
      Institutional Class
      ------------------------------------------------------------ -------------
      First Union National Bank BK/EB/INT                          81.71%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ------------------------------------------------------------ -------------
      ------------------------------------------------------------ -------------
      First Union National Bank BK/EB/INT                          11.42%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ------------------------------------------------------------ -------------
      --------------------------------------------------------------------------
      Equity Index Fund
      Institutional Service Class
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         57.10%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      --------------------------------------------------------------------------
      Equity Index Fund
      Class A Shares
      ----------------------------------------------------------- --------------
      Independent Trust Corporation                               9.81%
      Custodian Funds 865
      15255 S. 94th Ave., Suite 300
      Orlando Park, IL  60462-3896
      ----------------------------------------------------------- --------------
      Donaldson Lufkin Jenrette                                   5.55%
      Securities Corporation, Inc.
      P.O. Box 2052
      Jersey City, NJ  07303-9998
      --------------------------------------------------------------------------
      Equity Index Fund
      Class B Shares
      ----------------------------------------------------------- --------------
      None

      --------------------------------------------------------------------------
      Equity Index Fund
      Class C Shares
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      MLPF&S For Sole Benefit                                     7.78%
      Of Its Customers
      Attn: Fund Administration
      4800 Deer Lake Drive, E. 2nd Floor
      Jacksonville, FL  32246-6484
      --------------------------------------------------------------------------
      Large Cap Blend Fund
      Institutional Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         94.80%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         5.19%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------

      --------------------------------------------------------------------------
      Large Cap Blend Fund
      Institutional Service Class
      ----------------------------------------------------------- --------------
      Thomas F. Hackett                                           33.77%
      C/O Warren S. Beebe Jr., CPA
      P.O. Box 849
      Oakhurst, NJ  07755-0849
      ----------------------------------------------------------- --------------
      First Clearing Corporation                                  21.97%
      Essex County Comm. American Legion
      29 Newell Drive
      Bloomfield, NJ  07003
      ----------------------------------------------------------- --------------
      First Clearing Corporation                                  20.55%
      First Union Brokerage
      Sipes Orchard Home
      201 S. College Street, 5th Floor
      Charlotte, NC  28288-1167
      ----------------------------------------------------------- --------------
      First National Bank of Shelby                               8.35%
      T/U/A Robert Gibson Jr.
      P.O. Box 168
      Shelby, NC  28151-0168
      ----------------------------------------------------------- --------------
      Raymond James & Associates Inc.                             7.94%
      Richard L. Granger IRA
      1817 Jason Drive
      Florence, SC 29505-3220
      ----------------------------------------------------------- --------------
      First Clearing Corporation                                  7.40%
      Roberto J. Xacur Enjure
      201 S. College Street
      Charlotte, NC  28288
      --------------------------------------------------------------------------
      Secular Growth Fund
      Institutional Class
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         94.90%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         5.10%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Secular Growth Fund
      Institutional Service Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------

      Evergreen Distributor, Inc.                                 0.00%
      Attn: Fund Administration
      3435 Stelzer Road

      Columbus, OH  43219-6004
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Small Cap Growth Fund
      Institutional Class
      ----------------------------------------------------------- --------------
      First Union National Bank                                   69.26%
      Re-Invest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      Worcester County                                            18.91%
      Retirement System
      Attn: Michael J. Donahue
      Chairman & Treasurer
      2 Main Street, Room 3 Courthouse
      Worcester, MA  0168-1116
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      First Union National Bank                                   7.57%
      Cash Account
      Attn: Trust Operation Fund Group
      401 S. Tryon Street, 3rd Floor
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Small Company Value Fund
      Institutional Class
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         77.06%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         17.22%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      MITRA & CO                                                  5.70%
      P.O. Box 2977
      Milwaukee, WI  53201-2977
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Small Company Value Fund
      Institutional Service Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      Morgan Trust Company                                        95.32%
      Attn: John Kelly
      50 North Front Street, 4th Floor
      Memphis, TN  38103-2126
      --------------------------------------------------------------------------
      Social Principles Fund
      Institutional Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         94.08%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC 28202-1911
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         5.10%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC 28202-1911
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Social Principles Fund
      Institutional Service Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      First Clearing Corporation                                  72.68%
      John J. Scinto Trust
      80 Grandview Avenue
      Port Chester, NY  10573
      ----------------------------------------------------------- --------------
      First Clearing Corporation                                  21.67%
      201 S. College Street
      Charlotte, NC  28288-1167
      ----------------------------------------------------------- --------------
      First Clearing Corporation                                  5.63%
      Maggie Dews
      201 S. College Street
      Charlotte, NC  28288-1167
      --------------------------------------------------------------------------
      Special Equity Fund
      Class A
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      MLPF&S For The Sole Benefit of Its Customers                18.20%
      Attn: Fund Administration
      4800 Deer Lake Drive, E. 2nd Floor
      Jacksonville, FL  32246-6484
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Special Equity Fund
      Class B
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      MLPF&S For the Sole Benefit                                 17.88%
      Of Its Customers
      Attn: Fund Administration
      4800 Deer Lake Drive, E. 2nd Floor
      Jacksonville, FL  32246-6484
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Special Equity Fund
      Class C
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      MLPF&S For the Sole Benefit                                 13.18%
      Of Its Customers
      Attn: Fund Administration
      4800 Deer Lake Drive, E. 2nd Floor
      Jacksonville, FL  32246-6484
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      Rhona B. Miller                                             8.62%
      5742 Bancroft Drive
      New Orleans, LA 70122-1314
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      First Clearing Corporation                                  5.75%
      Charles E. Brooks
      2780 N. Riverside Drive, #104
      Tampa, FL 33602-1035
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Special Equity Fund
      Institutional Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         56.68%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         34.81%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      Special Equity Fund
      Institutional Service Class
      --------------------------------------------------------------------------
      Charles Schwab & Co. Inc.                                   13.52%
      Special Custody Account
      Exclusive Benefit of Customers
      Reinvest Account
      Attn: Mutual Fund
      101 Montgomery Street
      San Francisco, CA  94104-4122
      ----------------------------------------------------------- --------------
      --------------------------------------------------------------------------
      First Union National Bank BK/EB/INT                         11.46%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      --------------------------------------------------------------------------
      Strategic Growth Fund
      Institutional Class
      ------------------------------------------------------------ -------------
      First Union National Bank BK/EB/INT                          71.07%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ------------------------------------------------------------ -------------
      ------------------------------------------------------------ -------------
      First Union National Bank BK/EB/INT                          27.91%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC 28202-1911
      ------------------------------------------------------------ -------------
      --------------------------------------------------------------------------
      Strategic Growth Fund
      Institutional Service Class
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         8.02%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      ----------------------------------------------------------- --------------

      Wilmington Trust (FLA) Inv. Agt.                            7.26%
      FBO Anne L. Hassold Trust
      P.O. Box 8882
      Wilmington, DE 19899-8882

      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         6.79%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      --------------------------------------------------------------------------
      Strategic Value Fund
      Institutional Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         62.12%
      Cash Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      -----------------------------------------------------------
      ----------------------------------------------------------- --------------
      First Union National Bank BK/EB/INT                         37.39%
      Reinvest Account
      Attn: Trust Operations Fund Group
      401 S. Tryon Street, 3rd Floor, CMG 1151
      Charlotte, NC  28202-1911
      -----------------------------------------------------------
      --------------------------------------------------------------------------
      Strategic Value Fund
      Institutional Service Class
      --------------------------------------------------------------------------
      ----------------------------------------------------------- --------------
      Citibank NA                                                 8.19%
      FBO Michael Besson
      C/O Valley Financial Systems, Inc.
      760 Constitution Drive, Suite 100
      Exton, PA  19341-1149
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      Jefnat & Company                                            7.37%
      Oramella Tomassich Trust
      1 Court Square, 3rd Floor
      Montgomery, AL 36104-3598
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      Carole Link Rodman                                          6.25%
      101 Ramblewood Road
      Forest, VA 24551-1339
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      Harley & Company                                            5.75%
      FBO Eleanor Frechtling
      483 Maine Street
      Harleysville, PA 19438-2311
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      Donaldson Lufkin Jenrette                                   5.36%
      Securities Corporation, Inc.
      P.O. Box 2052
      Jersey City, NJ  0703-2052
      ----------------------------------------------------------- --------------
      ----------------------------------------------------------- --------------
      SG Cowen Securities                                         5.34%
      Financial Square
      New York, NY 10005-3597
      ----------------------------------------------------------- --------------



                                    EXPENSES


Advisory Fees

         Each Fund has its own investment advisor, (For more information, see Investment Advisory Agreements in Part 2 of this SAI.)

         First Capital Group ("FCG"), a division of First Union National Bank ("FUNB"), is the Advisor to each of the Funds except Small Cap Fund, Small
Company Fund and Special Equity Fund. FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         Evergreen Asset Management Corp. ("EAMC") is the Advisor to Small Company Fund. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Co., another First Union subsidiary, Corporation is the Fund's sub-advisor. Lieber & Company is reimbursed by EAMC for the direct and indirect costs of providing subadvisory services to the Fund.

         Evergreen Investment Management Company ("EIMC"), formerly known as Keystone Investment Management Company, is the Advisor to Small Cap Fund. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Meridian Investment Company ("Meridian") is the Advisor to Special Equity Fund. Meridian is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the fiscal period ended June 30, 1999 and for fiscal periods ended in 1998.



Fiscal Period/Fund                        Advisory Fee                Waiver

Year Ended June 30, 1999

Balanced Fund                              $4,136,760                $689,460

Core Equity Fund                          $12,923,968               $1,848,228

Diversified Value Fund                     $3,983,024                $663,837

Equity Index Fund                          $1,802,977               $1,159,599

Large Cap Fund                             $3,318,923                $474,132

Secular Growth Fund*                        $36,383                  $36,383

Small Cap Fund                              $500,432                  $0.00

Small Company Fund                          $789,167                 $84,029

Social Principles Fund                     $1,203,962                $150,495

Special Equity Fund                        $1,181,647                $551,194

Strategic Growth Fund                      $3,224,101                $478,980

Strategic Value Fund                       $2,384,266                $340,610

Year Ended June 30, 1998

Balanced Fund                              $1,954,563                $325,761

Core Equity Fund                           $8,171,550               $1,350,561

Diversified Value Fund                     $2,181,562                $363,594

Equity Index Fund                          $1,139,000                $686,000

Large Cap Fund                             $2,031,616                $346,847

Small Cap Fund                              $166,954                  $0.00

Small Company Fund**                        $208,402                 $58,160

Social Principles Fund                      $782,703                 $129,970

Special Equity Fund                        $1,208,000                $518,000

Strategic Growth Fund                      $1,235,649                $210,851

Strategic Value Fund                        $930,128                 $132,876


*For the four months ended June 30, 1999.  The Fund commenced operations on
  2/26/1999.
**Period from December 23, 1997 (commencement of operations) to June 30, 1998.


12b-1 Fees

         Below are the 12b-1 service fees paid by the Institutional Service shares of each Fund for the fiscal period ended June 30, 1999. The Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.


                                       Institutional Service Shares

Fund/Period

                                       Service Fees

Year Ended June 30, 1999

Balanced Fund                          $     5,257

Core Equity Fund                       $    60,519

Diversified Value Fund                 $     2,914

Equity Index Fund                      $    68,867

Large Cap Fund                         $       881

Secular Growth Fund                    $         1

Small Cap Fund                         $         0

Small Company Fund                     $       126

Social Principles Fund                 $       279

Special Equity Fund                    $     7,423

Strategic Growth Fund                  $    25,109

Strategic Value Fund                   $     3,890



Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund complex for the fiscal period ended June 30, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see Management of the Trust in Part 2 of this SAI.


                                                       Total Compensation from
                                                     Trust and Fund Complex Paid
                         Aggregate Compensation from        to Trustees**
           Trustee                   Trust


                                      $7,627                        $75,000
Laurence B. Ashkin

                                      $7,657                        $75,000
Charles A. Austin, III

                                      $7,509                        $74,250
K. Dun Gifford

                                      $9,845                        $98,000
James S. Howell*

                                      $7,509                        $74,250
Leroy Keith Jr.

                                      $7,627                        $75,000
Gerald M. McDonnell

                                      $8,799                        $86,500
Thomas L. McVerry

                                      $7,509                        $74,250
William Walt Pettit

                                      $7,509                        $74,250
David M. Richardson

                                      $7,768                        $78,000
Russell A. Salton, III

                                      $8,888                        $90,502
Michael S. Scofield*

                                      $7,509                        $74,250
Richard J. Shima


* As of January 1, 2000 James S. Howell will become Chairman of the Board and Michael S. Scofield will become Trustee of Emeritis
** Certain Trustees have elected to defer all or part of their total compensation for the fiscal period ended September 30, 1998. The amounts listed below will be payable in later years to the respective Trustees:


                  Austin            $11,325
                  McVerry           $86,500
                  Howell            $78,400
                  Salton            $78,000
                  Petit             $74,250
                  McDonnell         $75,000
                  Scofield          $30,900


Brokerage Commission Paid

         The table below shows for each Fund the total amounts paid in brokerage commissions during the fiscal period specified.


                                                      Total Brokerage Commission


Fiscal Period Ended June 30, 1999

Balanced Fund                                                 $ 419,607

Core Equity Fund                                             $ 3,384,398

Diversified Value Fund                                       $ 1,245,022

Large Cap Fund                                                $ 522,864

Secular Growth Fund                                            $ 11,833

Small Cap Fund                                                $ 174,134

Small Company Fund                                            $ 209,962

Social Principles Fund                                        $ 165,377

Strategic Growth Fund                                         $ 955,109

Strategic Value Fund                                          $ 519,440

Fiscal Period Ended June 30, 1998

Balanced Fund                                                 $ 281,280

Core Equity Fund                                             $ 1,063,426

Diversified Value Fund                                       $ 1,011,341

Large Cap Fund                                                $ 415,687

Small Cap Fund                                                 $ 61,462

Small Company Fund                                            $ 123,196

Social Principles Fund                                         $ 88,390

Strategic Growth Fund                                         $ 464,814

Strategic Value Fund                                          $ 145,302



         The table below shows the brokerage commissions paid by the predecessor funds of Evergreen Select Special Equity Fund and Evergreen Select Equity Index Fund for the fiscal years ended June 30, 1999, 1998 and 1997.


                                                      Total Brokerage Commission


Fiscal Period Ended June 30, 1999

Special Equity Fund                                           $ 200,235

Equity Index Fund                                             $ 155,575

Fiscal Period Ended June 30, 1998

Special Equity Fund                                            $116,052

Equity Index Fund                                              $102,434

Fiscal Period Ended June 30, 1997

Special Equity Fund                                            $138,761

Equity Index Fund                                              $89,787




                                   PERFORMANCE
Total Return

         Below are the annual total returns for each class of shares of the Funds as of June 30, 1999. The returns for Select Secular Growth Fund are cumulative. For more information, see "Total Return" under Performance Calculations in Part 2 of this SAI.

                                                                Ten Years or Since    Class
Fund/Class                  One Year          Five Years        Inception            Inception Date

1-Balanced Fund

Institutional               5.70%             14.57%             12.35%                    01/22/98

Institutional Service       5.43%             14.55%             12.33%                    04/09/98

2-Core Equity Fund

Institutional               9.82%             22.24%             14.88%                    11/24/97

Institutional Service       9.53%             21.97%             14.61%                    02/04/98

3-Diversified Value Fund

Institutional               9.08%             19.51%             16.55%                    01/22/98

Institutional Service       8.77%             19.14%             16.33%                    03/31/98

4-Equity Index Fund

Institutional               22.03%            27.08%             17.81%                    02/14/85

Institutional Service       21.70%            26.99%             17.77%                    10/09/96

Class A                     16.00%            25.81%             17.22%                    11/04/98

Class B                     16.35%            26.76%             17.74%                    11/03/98

Class C                     20.82%            27.04%             17.79%                    04/30/99

5-Large Cap Fund

Institutional               7.12%             23.60%             19.78%                    11/24/97

Institutional Service       6.83%             23.30%             19.49%                    03/12/98

7-Secular Growth Fund

Institutional               27.50%            N/A                31.85%                     2/26/99

Institutional Service       27.18%            N/A                31.52%                     2/26/99

8-Small Cap Fund

Institutional               4.22%             N/A                10.96%                    12/28/95

Institutional Service       N/A               N/A                N/A                          N/A

9-Small Company Fund

Institutional               -10.73%           N/A                -6.41%                    12/23/97

Institutional Service       -11.68%           N/A                -7.06%                    12/31/98

Institutional               0.90%             19.15%             13.81%                    11/24/97

Institutional Service       0.64%             18.87%             13.54%                    03/12/98

11-Special Equity Fund

Institutional               42.02%            26.12%             21.02%                    03/15/94

Institutional Service       41.55%            25.86%             20.78%                    03/15/94

9-Strategic Growth Fund

Institutional               19.22%            N/A                28.77%                    11/24/97

Institutional Service       18.88%            N/A                28.42%                    02/27/98

10-Strategic Value Fund

Institutional               8.85%             22.14%             14.87%                    11/24/97

Institutional Service       8.60%             21.86%             14.59%                    03/11/98


1-Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y Shares of Evergreen Balanced Fund II. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Balanced Fund II were transferred through a redemption in-kind transaction to the Fund's Institutional shares. Historical performance shown for Institutional Service shares reflects that of Class Y Shares of Evergreen Balanced Fund II, through 1/22/1998, the inception of Institutional Shares. Performance from 1/23/1998 through the inception of Institutional Service Shares reflects that of Institutional Shares. Performance prior to inception of Institutional Service Shares does not include this class' 0.25% 12b-1 fees. Institutional Shares do not pay a 12b-1 fee. If fees were reflected, returns would have been lower.

2-Historical performance shown for Institutional Service shares from 11/24/1997 to its inception is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional shares - 5 year =22.32%, 10 year = 14.98% and since 12/31/1981 = 15.78%;
Institutional Service shares - 5 year = 22.05%, 10 year = 14.70% and since 12/31/1981 = 15.50%.

3-Historical performance shown for Institutional shares prior to its inception is based on the performance of the Class Y Shares of Evergreen Value Fund. On 1/22/1998, substantially all of the assets of the Class Y shares of Evergreen Value Fund were transferred through a redemption in-kind transaction to the Fund's Institutional shares. Historical performance shown reflects that of Class Y Shares of Evergreen Value Fund, through 1/22/1998, the inception of
Institutional Shares. Performance from 1/23/1998 through the inception of Institutional Service Shares reflects that of Institutional Shares. Performance prior to inception of Institutional Service Shares does not include this class' 0.25% 12b-1 fees. Institutional Shares do not pay a 12b-1 fee. If fees were reflected, returns would have been lower.

4-Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of (1) the Fund's Institutional Shares from 7/27/1998 to the inception of Classes A, B, and C (2) the Class Y Shares of the Fund's predecessor, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and (3) the Class Y Shares of the CoreFund Equity Index Fund's predecessor, Viking Index Fund from 2/14/1985 through 5/31/1991. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Neither Class Y nor Institutional shares pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Historical performance shown for Institutional Service Shares prior to its inception is based on the performance of (1) the Class A Shares of the Fund's predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1997 (2) the Class Y Shares of the Fund's predecessor CoreFund Equity Index Fund from 6/1/1991 to 10/8/1996 and
(3) the Class Y Shares of the Fund's predecessor Viking Index Fund from 2/14/1985 through 5/31/1991. Performance of Class Y for CoreFund Equity Index and Class Y for Viking Index Fund has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Class Y pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Historical performance shown for Institutional Shares prior to its inception is based on the performance of the Class Y Shares of the Fund's predecessors, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991.

5-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs have been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional Shares - 5 year = 23.68% and since 12/31/1993 = 19.87%; Institutional Service Shares - 5 year = 23.38% and since 12/31/1993 = 19.58%.

6-Historical performance shown for Institutional Service Shares prior to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower.

7-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs have been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional Shares - 5 year =19.24%, 10 year = 13.90% and since 05/31/1988 = 13.99%;
Institutional Service Shares - 5 year = 18.95%, 10 year =13.64 % and since 5/31/1988 = 13.72%.

8-Historical performance shown for Classes A, B and C prior to their inception is based on 1) Institutional Service Shares from 7/27/1998 to their inception,
2) the performance of the Class A Shares of the Fund's predecessor fund, CoreFund Special Equity Fund from 2/2/1995 through 7/26/1998 and 3) the original class of shares of the Fund's predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in the 12b-1 fees applicable to each class. These fees are for Class A 0.25%, Class B 1.00%, Class C 1.00% and Institutional Service Shares 0.25%. If these fees had been reflected returns for Classes B and C would have been lower. 9-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional Shares
- - since 12/31/1994 = 28.85%; Institutional Service Shares - since 12/31/1994 = 28.51%.

10-Historical performance shown for Institutional Service Shares from 11/24/1997 to its inception is based on the performance of Institutional Shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service Shares. Institutional Shares I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Institutional Shares and Institutional Service Shares are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTFs have been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Institutional Shares - 5 year =22.23%, 10 year =14.96 % and since 12/31/1981 = 17.51%;
Institutional Service shares - 5 year = 21.94%, 10 year = 14.69% and since 12/31/1981 = 17.23%.


Current Yield

         Below are the current yields for each class of shares of the Balanced Fund and Equity Index Fund as of June 30, 1999. For more information, see "30-day Yield under Performance Calculation in Part 2 of this SAI.

                                             30-Day Yield

Fund                                        Institutional               Institutional Service

Balanced Fund                                   3.17%                           2.86%

Equity Index Fund                               0.95%                           0.72%



                                SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each of the Funds (except Small Cap Fund), subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as advisor. The fee paid to EIS is calculated in accordance with the following schedule:


                                  Assets                   Fee

                                 first $7 billion          0.05%

                                  next $3 billion          0.035%

                                  next $5 billion          0.030%

                                 next $10 billion          0.020%

                                  next $5 billion          0.015%

                                 over $30 billion          0.010%

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:



                                Annual Fee Per      Annual Fee Per
Fund Type                        Open Account       Closed Account

Monthly Dividend Funds              $25.50               $9.00

Quarterly Dividend Funds            $24.50               $9.00

Semiannual Dividend Funds           $23.50               $9.00

Annual Dividend Funds               $23.50               $9.00

Money Market Funds                  $25.50               $9.00


 *For  shareholder  accounts  only. The Fund pays ESC cost plus
 15% for broker  accounts ** Closed  account are  maintained on
 the  system  in  order  to  facilitate   historical   and  tax
 information.


Distributor

     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                              FINANCIAL STATEMENTS


         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA").
The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.


         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate -of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through EDI, broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                     CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase. ...................................5.00%
Second 12-month period following the month of purchase.....................4.00%
Third 12-month period following the month of purchase......................3.00%
Fourth 12-month period following the month of purchase.....................3.00%
Fifth 12-month period following the month of purchase......................2.00%
Sixth 12-month period following the month of purchase......................1.00%
Thereafter.................................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The  following   information  is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or in or any of the Evergreen Funds trust company as Trustee if the initial investment made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                      [OBJECT OMITTED]

         P = initial payment of $1,000 T = average total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                          [OBJECT OMITTED]  [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                  [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                  [OBJECT OMITTED]

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


                                   Class A                  0.75%*

                                   Class B                  1.00%

                                   Class C                  1.00%

                            Institutional Service           0.75%*


                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.
         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  Class A                       0.25%*

                                  Class B                       1.00%

                                  Class C                       1.00%

                                  Institutional Service         0.25%*


         *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc. (real estate development)

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc. (investment
(DOB: 10/23/34)                                                  advice); former
                                                                 Director, Executive Vice President and Treasurer, State
                                                                 Street Research & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis Foundation of New England

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and  Wine; Chairman and President, Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of  the  Board, Director, and Executive Vice President, The
                                                                 London  Harness Company (leather goods); former Managing Partner,
                                                                 Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting)

James S. Howell*                     Chairman of the Board       Former Chairman of the Distribution Committee Foundation for the
(DOB: 8/13/24)                       of  Trustees                Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total Return
                                                                 Fund and Equifax,  Inc. (worldwide information management); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                                 Phoenix Big Edge Series Fund; and former President, Morehouse
                                                                 College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas  L. McVerry                   Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield*                 Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive outplacement); Director of Connecticut Natural Gas
                                                                 Corporation, Hartford Hospital, Old State House Association,
                                                                 Middlesex Mutual Assurance Company (property casuualty), and
                                                                 Enhance Financial
                                                                 Services, Inc. (financial quantity insurance); Chairman, Board of
                                                                 Trustees, Hartford Graduate
                                                                 Center; Trustee, Greater Hartford YMCA; former Director, Vice
                                                                 Chairman and Chief Investment Officer, The Travelers Corporation;
                                                                 former Trustee, Kingswood-Oxford School; and former Managing
                                                                 Director and Consultant, Russell Miller, Inc. (investment banking specializing in the insurance industry)


Anthony J. Fischer**                 President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt***                   Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, Evergreen Asset Management Corp./First Union Bank;
                                                                 former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft***                        Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

*As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee of Emeritis
**Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
***Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S           S&P              FITCH           Credit Quality

Aaa               AAA              AAA             Excellent Quality (lowest risk)

Aa                AA               AA              Almost Excellent Quality (very low risk)

A                 A                A               Good Quality (low risk)


Baa               BBB              BBB             Satisfactory Quality (some risk)


Ba                BB               BB              Questionable Quality (definite risk)


B                 B                B               Low Quality (high risk)


Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default

                  D                DDD/DD/D        In Default




                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

- --  Leading market positions in well-established industries.

- --  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                             EVERGREEN EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                             GROWTH AND INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 1999

                   Evergreen Blue Chip Fund ("Blue Chip Fund")
               Evergreen Equity Income Fund ("Equity Income Fund")
           Evergreen Growth and Income Fund ("Growth and Income Fund")
           Evergreen Income and Growth Fund ("Income and Growth Fund")
             Evergreen Small Cap Value Fund ("Small Cap Value Fund")
                     Evergreen Utility Fund ("Utility Fund")
                       Evergreen Value Fund ("Value Fund")
                     (Each a "Fund"; together, the "Funds")

                    Each Fund is a series of Evergreen Equity
                              Trust (the "Trust").


         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated December 1, 1999 for the Fund in which you are interested. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares of each Fund. You may obtain the prospectus by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated July 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................1-1
INVESTMENT POLICIES..........................................................1-1
OTHER SECURITIES AND PRACTICES...............................................1-2
PRINCIPAL HOLDERS OF FUND SHARES.............................................1-3
EXPENSES.....................................................................1-8
PERFORMANCE.................................................................1-16
SERVICE PROVIDERS...........................................................1-18
FINANCIAL STATEMENTS........................................................1-20

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................2-1
PURCHASE AND REDEMPTION OF SHARES...........................................2-17
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-19
PRICING OF SHARES...........................................................2-22
PERFORMANCE CALCULATIONS....................................................2-23
PRINCIPAL UNDERWRITER.......................................................2-25
DISTRIBUTION EXPENSES UNDER RULE 12b-1......................................2-25
TAX INFORMATION.............................................................2-28
BROKERAGE...................................................................2-31
ORGANIZATION................................................................2-32
INVESTMENT ADVISORY AGREEMENT...............................................2-34
MANAGEMENT OF THE TRUST.....................................................2-35
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-38
ADDITIONAL INFORMATION......................................................2-48

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. Evergreen Equity Income Fund (formerly Evergreen Fund for Total Return) changed its name on April 6, 1999. Also on April 6, 1999, Evergreen Small Cap Value Fund (formerly Evergreen Small Cap Equity Fund) changed its name.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification
         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility Fund will concentrate its investments in utility industries.

         Further Explanation of Concentration Policy: Each Fund except Utility Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility Fund is required to invest at least 65% of its total assets in utility industries.

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following section in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
Convertible Securities
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions (not applicable to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund)
Repurchase Agreements
Reverse Repurchase Agreements (not applicable to Growth and Income Fund and
 Income and Growth Fund)
Options
Futures Transactions
Foreign Securities (not applicable to Growth and Income Fund)
Foreign Currency Transactions (not applicable to Growth and Income Fund)
High Yield,  High Risk Bonds  (applicable  only to Equity Income Fund and Growth and  Income  Fund)
Illiquid  and  Restricted  Securities
Investment  in  Other Investment  Companies
Short Sales (applicable only to Growth and Income Fund and
 Income and Growth Fund)
Warrants  (applicable  only to Blue Chip Fund)
Limited Partnerships  (applicable  only to Blue Chip  Fund)
Payment-in-kind  Securities
Securities Lending Swaps, Caps, Floors and Collars
Real Estate Investment Trusts
 (applicable only to Income and Growth Fund and Small Cap Value Fund)

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of November 1, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of November 1, 1999.

                ----------------------------------------------------------------

                Blue Chip Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Blue Chip Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Blue Chip Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson                                 12.74%
                1833 East Carver Street
                Tempe, AZ 85284-2509
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson TTEE                            8.49%
                Ellingson Irrevocable Trust
                1833 East Carver Street
                Tempe, AZ  85284-2509
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         5.80%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Blue Chip Fund Class Y
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank BK/EB/INT                  56.69%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     19.45%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Equity Income Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         5.13%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Equity Income Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         8.86%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Equity Income Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Lavedna Ellingson                                    19.11%
                Douglas Ellingson TTEES
                Lavedna Ellingson Marital Trust U/A Dtd 5-1-86
                8510 McClintock
                Tempe, AZ  85284-2527
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                MLPF&S for the Sole Benefit of Its Customers         10.60%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company Custodian        5.07%
                Rollover IRA FBO
                Warren C. Smothers
                C/O Linsco Private Ledger
                4402 Vance Jackson Suite 101
                San Antonio, TX  78230-5333
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Equity Income Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank/EB/INT                     70.99%
                Reinvest Account
                Attn: Joe Gainey
                401 S. Tryon St. 3rd Fl.
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company                  6.36%
                Custodian Rollover IRA FBO
                Arnold Lieber
                33 W. 88th Street
                New York, NY 10024-2537
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company Custodian IRA    5.62%
                FBO
                Mitchell S. Cohen
                23 Gregory Lane
                Millwood, NY  10546-1039
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Growth and Income Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         19.38%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     49.34%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     25.51%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Income and Growth Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         8.28%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         17.12%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National BK EB/INT                       64.06%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     17.55%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Utility Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Wexford Clearing Services Corp.                      14.43%
                Edward S. Carrier
                57 Walbridge Road
                West Hartford, CT  06119-1344
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         9.61%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company                  9.11%
                Custodian
                Rollover IRA FBO
                Sandra K. Rosenberg
                1558 Park Circle
                Mendota Heights, MN  55118-2745
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                PaineWebber FBO                                      5.01%
                Dee Ann Thomas
                682 Broad Ave. So.
                Naples, FL  34102
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank                            63.83%
                Trust Accounts
                Attn: Ginny Batten
                11th Floor CMG-1151
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank                            13.56%
                Trust Accounts
                Attn: Ginny Batten
                11th Floor CMG-1151
                301 S.Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Khalid Iqbal C/F                                     6.11%
                Fatima Khalid IQBAL
                Unif Gift Min ACT KY
                401 Bogle Street
                Somerset, KY 42503-2870
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Value Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Donaldson Lufkin Jenrette                            13.12%
                Securities Corporation Inc.
                P.O. Box 2052
                Jersey City, NJ 07303-9998
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson                                 10.37%
                1833 East Carver St.
                Tempe, AZ  85284-2509
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson TTEE                            6.91%
                Ellingson Irrevocable Trust
                1833 E. Carver St.
                Tempe, AZ  85284-2509
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank                            65.74%
                Trust Accounts
                Attn: Ginny Batten
                CMG-1151 11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank                            25.62%
                Trust Accounts
                Attn: Ginny Batten
                11th Floor CMG-1151
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------

                                    EXPENSES
Advisory Fees

         Each Fund has its own investment advisor. (For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.) Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $750 million               1.00%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $250 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           over $1 billion                0.80%
                  ---------------------------------- -----------------

         Evergreen Investment Management ("EIM")(formerly known as Capital Management Group) a division of First Union National Bank is the investment advisor to Utility Fund and Value Fund. EIM is entitled to receive from each of these Funds an annual fee equal to 0.50% of the average daily net assets of the Fund.

         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Blue Chip Fund. EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $100 million               0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.65%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.60%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.55%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.50%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.45%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          over $1.5 billion               0.35%
                  ---------------------------------- -----------------

         EIMC is also the investment advisor to Equity Income Fund. EIMC is entitled to receive from Equity Income Fund an annual fee based on 1.5% of the Fund's gross dividend and interest income plus a percentage of the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $100 million               0.60%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.55%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.50%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.45%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.35%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           over $1 billion                0.30%
                  ---------------------------------- -----------------

Advisory Fees Paid

         Below are the advisory fees accrued by each Fund for the last three fiscal periods.

  ---------------------------------- ------------------------ ------------------

  Fiscal Period/Fund                 Advisory Fee             Waiver
  ---------------------------------- ------------------------ ------------------
 -------------------------------------------------------------------------------

  Period Ended July 31, 1999
  ------------------------------------------------------------------------------
  ---------------------------------- ------------------------ ------------------

  Blue Chip Fund                           $2,858,644                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Equity Income Fund                        $983,976                   -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Growth and Income Fund                   $17,519,113                 -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund                   $8,634,036                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Small Cap Value Fund                     $2,765,667                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Utility Fund                              $745,510                   -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Value Fund                               $4,710,657                  -0-
  ---------------------------------- ------------------------ ------------------
  ------------------------------------------------------------------------------

  Periods Ended 1998
  ------------------------------------------------------------------------------
  ---------------------------------- ------------------------ ------------------

  Blue Chip Fund (1)                       $2, 052,676                 -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Equity Income Fund (2)                   $1,062,354                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Growth and Income Fund (2)               $16,275,918                 -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund (2)               $9,685,921                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Small Cap Value Fund (2)                 $2,055,006                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Utility Fund (2)                          $704,533                 $204,617
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Value Fund (2)                           $7,023,408                  -0-
  ---------------------------------- ------------------------ ------------------
  ------------------------------------------------------------------------------

  Periods Ended 1997
  ------------------------------------------------------------------------------
  ---------------------------------- ------------------------ ------------------

  Blue Chip Fund (3)                       $1,794,364                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Equity Income Fund (7)                    $546,092                   -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Growth and Income Fund (4)               $5,736,248                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund (5)               $4,371,784                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund (6)               $8,823,541                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Small Cap Value Fund (4)                  $180,153                 $35,183
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Utility Fund (4)                          $382,537                 $146,640
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Value Fund (4)                           $4,753,235                  -0-
  ---------------------------------- ------------------------ ------------------

(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997

Brokerage Commissions

Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

- ---------------------------------- ----------------------------- -----------------------

Fiscal Period/Fund                 Total Paid to All Brokers     Total Paid to Lieber
- ---------------------------------- ----------------------------- -----------------------
- ----------------------------------------------------------------------------------------

Period Ended July 31, 1999
- ----------------------------------------------------------------------------------------
- ---------------------------------- ----------------------------- -----------------------
Blue Chip Fund                              $1,128,579                    -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Equity Income Fund                           $376,821                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Growth and Income Fund                      $2,254,572                 $2,145,290
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund                      $2,647,692                 $1,734,853
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Small Cap Value Fund                         $410,670                   $322,591
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Utility Fund                                 $249,350                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Value Fund                                  $2,327,193                    -0-
- ---------------------------------- ----------------------------- -----------------------
- ----------------------------------------------------------------------------------------

Periods Ended 1998
- ----------------------------------------------------------------------------------------
- ---------------------------------- ----------------------------- -----------------------

Blue Chip Fund (1)                           $722,562                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Equity Income Fund (2)                       $247,967                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Growth and Income Fund (2)                  $1,527,103                 $1,460,628
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund (2)                  $2,839,407                 $1,762,628
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Small Cap Value Fund (2)                     $382,504                   $305,340
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Utility Fund (2)                             $255,495                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Value Fund (2)                              $2,277,475                    -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Periods Ended 1997
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Blue Chip Fund (3)                           $656,022                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Equity Income Fund (7)                       $153,935                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Growth and Income Fund (4)                   $412,968                   $348,590
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund (5)                  $1,575,483                 $1,066,378
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund (6)                  $3,529,313                 $2,835,293
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Small Cap Value Fund (4)                     $74,018                    $61,390
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Utility Fund (4)                             $220,091                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Value Fund (4)                               $273,045                     -0-
- ---------------------------------- ----------------------------- -----------------------

(1)  Eleven  months  ended  7/31/1998
(2) Year ended 7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997

Percentage of Brokerage Commissions Paid to Lieber & Company

         The table below shows, for the fiscal year ended July 31, 1999, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

- --------------------------------- -------------------------------- ----------------------------------------
                                  Percentage of Commissions to     Percentage of Commissionable
                                  Lieber & Company                 Transactions through Lieber & Company
Fund
- --------------------------------- -------------------------------- ----------------------------------------
- --------------------------------- -------------------------------- ----------------------------------------
Growth and Income Fund            95.2%                            91.4%
- --------------------------------- -------------------------------- ----------------------------------------
- --------------------------------- -------------------------------- ----------------------------------------

Income and Growth Fund            65.5%                            39.3%
- --------------------------------- -------------------------------- ----------------------------------------
- --------------------------------- -------------------------------- ----------------------------------------

Small Cap Value Fund              78.6%                            65.0%
- --------------------------------- -------------------------------- ----------------------------------------

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

- -------------------------------------- ----------------------------------- ------------------------------------------
                                       Total Underwriting Commissions      Underwriting Commissions Retained
Fiscal Period/Fund
- -------------------------------------- ----------------------------------- ------------------------------------------

Period ended July 31, 1999
- ---------------------------------------------------------------------------------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------
Blue Chip Fund                         $1,387,879                          $55,530
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Equity Income Fund                     $228,712                            -0-
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Growth and Income Fund                 $1,065,602                          $36,299
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund                 $145,172                            $11,661
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Small Cap Value Fund                   $472,825                            $35,233
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Utility Fund                           $103,237                            -0-
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Value Fund                             $193,003                            $16,490
- -------------------------------------- ----------------------------------- ------------------------------------------
- ---------------------------------------------------------------------------------------------------------------------

Periods ended 1998
- ---------------------------------------------------------------------------------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Blue Chip Fund (1)                     $1,989,997                          $23,620
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Equity Income Fund (2)                 $849,763                            $30,676
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Growth and Income Fund (2)             $20,963,554                         $603,197
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund (2)             $649,901                            $26,252
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Small Cap Value Fund (2)               $6,344,098                          $182,887
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Utility Fund (2)                       $327,363                            $13,944
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Value Fund (2)                         $2,716,315                          $109,283
- -------------------------------------- ----------------------------------- ------------------------------------------

- ---------------------------------------------------------------------------------------------------------------------

Periods ended 1997
- ---------------------------------------------------------------------------------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------
Blue Chip Fund (3)                     $1,017,961                          $363,862
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Equity Income Fund (7)                 $128,762                            $7,709
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Growth and Income Fund (4)             $1,796,199                          $169,177
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund (5)             $41,996                             $4,196
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund (6)             $187,403                            $20,208
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Small Cap Value Fund (4)               $72,045                             $8,281
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Utility Fund (4)                       $15,633                             $1,789
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Value Fund (4)                         $479,927                            $51,343
- -------------------------------------- ----------------------------------- ------------------------------------------

(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended July 31, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

- -------------------- --------------------------------- -------------------------------- ---------------------------------

                     Class A                           Class B                          Class C
Fund
- -------------------- --------------------------------- -------------------------------- ---------------------------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
                     Distribution     Service Fees     Distribution     Service Fees    Distribution     Service Fees
                     Fees                              Fees                             Fees
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
Blue Chip Fund
                     -0-              $774,362         $1,228,306       $409,435        $11,459          $3,820
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Equity Income Fund
                     -0-              $127,494         $662,123         $219,982        $139,251         $46,417
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Growth and Income
Fund                 -0-              $676,478         $7,038,523       $2,346,174      $329,695         $109,898
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Income and Growth
Fund                 -0-              $34,283          $379,904         $126,634        $8,087           $2,696
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------


- -------------------- --------------------------------- -------------------------------- ---------------------------------

                     Class A                           Class B                          Class C

Fund
                     --------------------------------- -------------------------------- ---------------------------------
                     ---------------- ---------------- ---------------- --------------- ---------------- ----------------

                     Distribution     Service Fees     Distribution     Service Fees    Distribution     Service Fees
                     Fees                              Fees                             Fees
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Small Cap Value
Fund                 -0-              $149,687         $889,482         $296,494        $179,951         $59,983
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Utility Fund         -0-              $245,543         $357,248         $119,083        $4,596           $1,532
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Value Fund           -0-              $1,154,951       $2,433,726       $811,242        $34,053          $11,351
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended July 31, 1999 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the calendar year ended December 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

         ------------------------------- ------------------------------ -----------------------------
                                                                        Total Compensation from the
                                         Aggregate Compensation from    Evergreen Fund Complex for
                                         the Trust for the fiscal       the calendar year ended
         Trustee                         year ended 7/31/1999           12/31/1998**
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
         Laurence B. Ashkin              $7,013                         $75,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Charles A. Austin, III          $7,043                         $75,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         K. Dun Gifford                  $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         James S. Howell                 $9,071                         $99,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Leroy Keith Jr.                 $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Gerald M. McDonnell             $7,012                         $75,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Thomas L. McVerry               $8,085                         $86,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         William Walt Pettit             $6,937                         $68,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         David M. Richardson             $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Russell A. Salton, III          $7,162                         $79,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Michael S. Scofield*            $8,489                         $79,500
         ------------------------------- ------------------------------ -----------------------------


         ------------------------------- ------------------------------ -----------------------------
                                                                        Total Compensation from the
                                         Aggregate Compensation from    Evergreen Fund Complex for
                                         the Trust for the fiscal       the calendar year ended
                                         year ended 7/31/1999           12/31/1998**
         Trustee
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Richard J. Shima                $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------

          * As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee Emeritus.
          ** Certain Trustees have elected to defer all or part of their total compensation for the calendar year ended December 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:

          Austin           $11,325
          Howell           $79,200
          McDonnell        $75,500
          McVerry          $86,500
          Petit            $68,000
          Salton           $78,500

                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of July 31, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

- ------------------------- ------------------ --------------------- -------------------- ---------------------
                                                                   Ten Years or Since
Fund/Class                One Year           Five Years            Inception            Inception Date
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Blue Chip Fund (1)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------
Class A                   11.71%             20.42%                13.58%               1/20/1998
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   11.26%             20.66%                13.31%               9/11/1935
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   15.37%             20.74%                13.21%               1/22/1998
- ------------------------- ------------------ --------------------- -------------------- ---------------------




- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   17.46%             21.88%                14.40%               4/30/1999
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Equity Income Fund (2)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   3.06%              17.56%                12.95%               4/14/1987
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   2.74%              17.56%                12.92%               2/1/1993
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   6.45%              17.79%                12.92%               2/1/1993
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   8.44%              18.77%                13.53%               1/13/1997
- ------------------------- ------------------ --------------------- -------------------- ---------------------





- -------------------------------------------------------------------------------------------------------------

Growth and Income Fund (3)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   -0.47%             17.31%                13.60%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   -1.27%             17.50%                13.78%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   2.69%              17.71%                13.79%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   4.75%              18.74%                14.29%               10/15/1986
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Income and Growth Fund (3)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   6.80%              12.68%                9.42%                1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   6.48%              12.79%                9.58%                1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   10.37%             13.01%                9.58%                1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   12.46%             14.02%                10.07%               8/31/1978
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Small Cap Value Fund (3)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   -2.71%             14.11%                12.07%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   -3.59%             14.21%                12.25%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   0.30%              14.40%                12.31%               1/24/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   2.31%              15.50%                13.23%               10/1/1993
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Utility Fund (4)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   20.03%             15.88%                13.34%               1/4/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   20.23%             15.93%                13.42%               1/4/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   24.23%             16.17%                13.59%               9/2/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   26.35%             17.29%                14.61%               2/28/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Value Fund (2)
- -------------------------------------------------------------------------------------------------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class A                 8.08%                17.45%                12.98%               4/12/1985
- ----------------------- -------------------- --------------------- -------------------- ---------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class B                 7.65%                17.54%                13.03%               2/2/1993
- ----------------------- -------------------- --------------------- -------------------- ---------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class C                 11.66%               17.77%                13.13%               9/2/1994
- ----------------------- -------------------- --------------------- -------------------- ---------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class Y                 13.81%               18.90%                13.79%               1/3/1991
- ----------------------- -------------------- --------------------- -------------------- ---------------------

(1) Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.
(2) Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.
(3) Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.
(4) Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher.


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."

- --------------------------------- ------------------ ---------------- ------------------- -------------------
                                                                      Per Share Sales     Offering Price
Fund                              Date               NAV              Charge              Per Share
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------
Blue Chip Fund                    7/31/1999          $32.88           4.75%               $34.52
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Equity Income Fund                7/31/1999          $20.17           4.75%               $21.18
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Growth and Income Fund            7/31/1999          $29.56           4.75%               $31.03
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Income and Growth Fund            7/31/1999          $22.57           4.75%               $23.70
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Small Cap Value Fund              7/31/1999          $15.57           4.75%               $16.35
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Utility Fund                      7/31/1999          $12.85           4.75%               $13.49
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Value Fund                        7/31/1999          $24.86           4.75%               $26.10
- --------------------------------- ------------------ ---------------- ------------------- -------------------

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator for Utility Fund and Value Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:

                              ----------------------- --------------------

                              Assets                  Fee
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 First $7 billion           0.050%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $3 billion            0.035%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $5 billion            0.030%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $10 billion           0.020%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $5 billion            0.015%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Over $30 billion           0.010%
                              ----------------------- --------------------

         EIS also provides facilities, equipment and personnel to Blue Chip Fund, Growth and Income Fund, Income and Growth Fund, Small Cap Value Fund and Equity Income Fund on behalf of the investment advisor. Blue Chip Fund and Equity Income Fund reimburse EIS for providing such services.

         EIS also provides facilities, equipment and personnel to Blue Chip Fund, Growth and Income Fund, Income and Growth Fund, Small Cap Value Fund and Equity Income Fund on behalf of the investment advisor. Blue Chip Fund and Equity Income Fund reimburse EIS for providing such services.

         For Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund, the administration fee is paid by the investment advisor and is not a Fund expense. Below are the administrative service fees paid for the last three fiscal years for the Funds referenced:

- ------------------------------- ---------------------------- ---------------------------- ----------------------------
Fund                            1999                         1998                         1997
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
Blue Chip Fund                  $70,063                      $53,198(1)                   $44,985(3)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

Equity Income Fund              $25,962                      $33,743(2)                   $10,250(4)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

Utility Fund                    $30,350                      $32,705(2)                   $28,507*(5)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

Value Fund                      $192,070                     $235,670(2)                  $352,965*(5)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Eight months ended 7/31/1997
(5) Seven months ended 7/31/1997
*Amounts include administration fees paid to EAMC (administrator to funds prior to March 11, 1997)


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121.

         The Fund pays ESC annual fees as follows:

                 -------------------------------------- ----------------- --------------------
                                                        Annual Fee Per    Annual Fee Per
                                                        Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------
                 Monthly Dividend Funds                 $25.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $24.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $23.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $23.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Money Market Funds                     $25.50            $9.00
                 -------------------------------------- ----------------- --------------------

         * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.
         ** Closed accounts are maintained on the system in order to facilitate historical tax information.


Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 90 Park Avenue, New York, NY 10016.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.


Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.


Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA"). The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc. ("EDI"), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                                                  CDSC RATE
         Month of purchase and the first 12-month
         period following the month of purchase...........................................        5.00%
         Second 12-month period following the month of purchase...........................        4.00%
         Third 12-month period following the month of purchase............................        3.00%
         Fourth 12-month period following the month of purchase...........................        3.00%
         Fifth 12-month period following the month of purchase............................        2.00%
         Sixth 12-month period following the month of purchase............................        1.00%
         Thereafter.......................................................................        0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Institutional Shares, Institutional Service Shares

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Institutional and Institutional Service shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                               PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily (or twice daily, for Money Market Funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                     P(1 + T)n = ERV

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                          a-b
                          Yield = 2[(----- +1)6 - 1]
                                      cd

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                Effective Yield = [(base period return)] + 1) 365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:


                                                Yield
                  Tax Equivalent Yield = ---------------------
                                          1 - Income Tax Rate

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                             PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

          * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

         *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, and Institutional Service shares and are charged as class expenses, as accrued.
         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Asset Management Company ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. Commencing January 1, 2000, the Trust's Executive Committee will consist of the Chairman of the Board, Michael Scofield, K. Dunn Gifford and Russell Salton. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc.(real estate development).

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); and Trustee, Arthritis Foundation of New
                                                                 England.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute    of

                                                                 Food and  Wine;  Chairman  and  President, Oldways Preservation and
                                                                 Exchange  Trust  (education);   former  Chairman  of  the  Board,
                                                                 Director,  and  Executive  Vice  President,  The  London  Harness
                                                                 Company  (leather  goods  purveyor);   former  Managing  Partner,
                                                                 Roscommon Capital Corp.; former Chief Executive Officer,  Gifford
                                                                 Gifts  of  Fine  Foods;  former  Chairman,  Gifford,  Drescher  &
                                                                 Associates (environmental consulting).

James S. Howell*                     Chairman of the Board       Former Chairman of the Distribution Committee, Foundation
(DOB: 8/13/24)                       of  Trustees                for the Carolinas; and former Vice President of Lance Inc.
                                                                 (food manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                  Credit Union.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)






Name                                 Position with Trust         Principal Occupations for Last Five Years

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield*                 Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA.

Anthony J. Fischer**                 President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt***                   Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union National Bank; former
                                                                 Senior Tax Consulting/Acting Manager, Investment Companies
                                                                 Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft***                        Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

* As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee Emeritis.
**     Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
***    Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ----------------- ---------------- --------------- =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

- --  Leading market positions in well-established industries.

- --  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

- --  Leading market positions in well-established industries.

- --  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                                   June 30, 1999


                                                                Evergreen Select

                                                             Equity Growth Funds

                                                                   Annual Report

                                          [LOGO OF EVERGREEN FUNDS APPEARS HERE]

 -------------------------------------------------------------------------------
                               Table of Contents
 -------------------------------------------------------------------------------

Letter to Shareholders ................................1

Evergreen Select Balanced Fund
   Fund at a Glance ...................................2
   Portfolio Manager Commentary........................3

Evergreen Select Core Equity Fund
   Fund at a Glance ...................................5
   Portfolio Manager Commentary........................6

Evergreen Select Diversified Value Fund
   Fund at a Glance ...................................8
   Portfolio Manager Commentary........................9

Evergreen Select Large Cap Blend Fund
   Fund at a Glance ..................................11
   Portfolio Manager Commentary.......................12

Evergreen Select Small Cap Growth Fund
   Fund at a Glance ..................................14
   Portfolio Manager Commentary.......................15

Evergreen Select Small Company Value Fund
   Fund at a Glance ..................................18
   Portfolio Manager Commentary.......................19

Evergreen Select Social Principles Fund
   Fund at a Glance ..................................23
   Portfolio Manager Commentary.......................24

Evergreen Select Special Equity Fund
   Fund at a Glance ..................................26
   Portfolio Manager Commentary.......................27

Evergreen Select Strategic Growth Fund
   Fund at a Glance ..................................30
   Portfolio Manager Commentary.......................31

Evergreen Select Strategic Value Fund
   Fund at a Glance ..................................33
   Portfolio Manager Commentary.......................34

Financial Highlights
   Evergreen Select Balanced Fund.....................37
   Evergreen Select Core Equity Fund..................38
   Evergreen Select Diversified Value Fund............39
   Evergreen Select Large Cap Blend Fund..............40
   Evergreen Select Small Cap Growth Fund.............41
   Evergreen Select Small Company Value Fund..........42
   Evergreen Select Social Principles Fund............43
   Evergreen Select Special Equity Fund...............44
   Evergreen Select Strategic Growth Fund.............46
   Evergreen Select Strategic Value Fund..............47

Schedule of Investments
   Evergreen Select Balanced Fund.....................48
   Evergreen Select Core Equity Fund..................51
   Evergreen Select Diversified Value Fund............54
   Evergreen Select Large Cap Blend Fund..............56
   Evergreen Select Small Cap Growth Fund.............58
   Evergreen Select Small Company Value Fund..........60
   Evergreen Select Social Principles Fund............62
   Evergreen Select Special Equity Fund...............64
   Evergreen Select Strategic Growth Fund.............66
   Evergreen Select Strategic Value Fund..............68

Statements of Assets and Liabilities..................70

Statements of Operations .............................72

Statements of Changes in Net Assets...................74

Combined Notes to Financial Statements ...............79

Independent Auditors' Report..........................92

Other Information.....................................93

 -------------------------------------------------------------------------------
                                Evergreen Funds
 -------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:   ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed

                          Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                  August 1999

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

[PHOTO OF DAVID C. FRANCIS, CFA APPEARS HERE]

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Select Equity Funds annual report, which covers the twelve-month period ended June 30, 1999.

Continued Strength in the Domestic Economy

After stock markets around the world, including the United States, declined dramatically last summer and into the early fall, the Federal Reserve's actions to lower interest rates in late 1998 helped restore investor confidence. The U.S. stock market rallied strongly during the final quarter of 1998 and into the first half of 1999.

Throughout the period, the strong performance of large capitalization growth stocks continued. Investors who focused on this small group of stocks, particularly technology stocks, fared well. After long periods of lagging performance in many areas of the market, participation broadened during the second quarter of 1999 to include both value stocks and small company stocks. Currently, the stock market is responding positively to the combination of low inflation, low interest rates and low unemployment. The economy appears strong and investor confidence seems high. We remain cautiously optimistic about the stock market.

Year 2000 Preparation/1/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the year 2000 and beyond. As of the end of August, when this report was finalized, we have completed the testing of internal systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident that our efforts will enable our shareholders to receive the same Evergreen products and services we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.



/s/ David C. Francis

David C. Francis, CFA
Managing Director
Chief Investment Officer
First Capital Group - FUNB



/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                             Select Balanced Fund

                     Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Balanced Fund uses a systematic and disciplined investment approach which provides exposure to both the equity and fixed income markets. The basis of this approach is founded in the belief that stocks offer the greatest long-term growth opportunities while bonds provide income and less risk to principal.

                                     Process

The Fund employs a blended approach to equity investing, utilizing companies with both value and growth-oriented characteristics. Within the fixed income component, portfolio performance is enhanced while seeking to control risk by managing duration, sector allocation and security selection.

                                   Benchmarks

Standard & Poors 500 Index (S&P 500) Lehman Brothers Government/Corporate Bond Index (LBGBI).


                            PERFORMANCE AND RETURNS/1/

Portfolio Inception Date: 4/01/91                     Class I       Class IS
Class Inception Date                                 01/22/98       04/09/98
Average Annual Returns
1 year                                                  5.70%          5.43%
3 years                                                14.23%         14.19%
5 years                                                14.57%         14.55%
Since Inception                                        12.35%         12.33%
12-month income dividends per share                    $0.42          $0.39
12-month capital gain distributions per share          $0.14          $0.14


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]


               Select Balanced,
Date           Class I                  CPI           S&P 500            LBGBI
 ----          ---------------       --------        --------          ---------
3/31/91        1,000,000             1,000,000        1,000,000        1,000,000
6/30/91        1,007,024             1,007,407          997,713        1,015,100
6/30/92        1,149,999             1,038,519        1,131,538        1,158,900
6/30/93        1,298,090             1,069,622        1,285,744        1,311,300
6/30/94        1,322,763             1,096,296        1,303,834        1,292,100
6/30/95        1,530,289             1,129,630        1,643,758        1,457,000
6/30/96        1,752,429             1,160,319        2,071,132        1,524,900
6/30/97        2,078,503             1,187,407        2,789,795        1,643,000
6/30/98        2,470,904             1,207,407        3,631,237        1,827,400
6/30/99        2,611,572             1,231,111        4,458,061        1,878,100

Comparison of change in value of a $1,000,000 investment in Evergreen select Balanced Fund, Class I, the S&P 500, the Consumer Price Index (CPI) and the LBGBI.

The S&P 500 and LBGBI are unmanaged indices, which do not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class I prior to its inception is based on the performance of the Class Y Shares of Evergreen Balanced Fund II. Historical performance shown for Class IS reflects that of Class Y Shares of Evergreen Balanced Fund II, through 1/22/1998, the inception of Class I Shares. Performance from 1/23/1998 through the inception of Class IS Shares reflects that of Class I Shares. Performance prior to inception of Class IS Shares does not include this class' 0.25% 12b-1 fees. Class I Shares do not pay a 12b-1 fee. If these fees were reflected, returns would have been lower.

                                   EVERGREEN
                             Select Balanced Fund

                          Portfolio Manager Commentary

Portfolio Management Team


Mr. Rich has been an equity portfolio manager with Meridian Investment Company, and has maintained sector analytical responsibilities since he joined Meridian in 1990. Prior to joining Meridian in 1990, Mr. Rich served as a portfolio manager with First Fidelity Bank. Lester Rich has over 17 years of investment experience.

Mr. Williams joined FUNB as a Vice-President and senior portfolio manager in 1993 and became a Senior Vice President in September 1997. Mr. Williams has been a professional in banking and investment management since 1969.

[PHOTO OF LESTER RICH APPEARS HERE]   [PHOTO OF ROLLIN C. WILLIAMS APPEARS HERE]

Performance and Portfolio Structure

For the twelve months ended June 30, 1999 Evergreen Select Balanced Fund, Class I posted a 5.7% total return. This performance compared to the 2.7% total return for the Lehman Brothers Government/Corporate Index and the S&P 500 Index's
22.8% return, for the same period.

During the fiscal year, the composition of the Fund remained relatively stable. The portfolio's equity exposure increased from 54% to just over 55%, while the weighting of fixed income securities fell from 46% to roughly 44%. Our cash position fluctuated around 1% during the period.

                                   Portfolio
                                 Characteristics
                                 ---------------

              Total Net Assets                       $659,137,807
              Number of Issues                                 93
              P/E Ratio                                     36.1x
              Beta                                           1.08

Market Environment

The U.S. economy provided a favorable backdrop for both equity and fixed income investors during much of the fiscal year. Strong economic growth was tempered by benign inflation, propelling the stock market to new highs and pushing the bond market into positive territory during the first six months.

The fiscal year was broken into two markedly different periods regarding interest rate activity: the first three months, during which rates declined sharply, and the final nine months in which rates increased steadily. The yield on the bellwether 30-year Treasury Bond started the period at 5.63% and fell as low as 4.70% before soaring to 5.96% by June 30. Although the stock market shrugged off higher interest rates, the U.S. bond market suffered negative returns during the final six months in light of rising rates.

                            Top 5 Industries--Equity
                            ------------------------
                         (as a percentage of net assets)

              Information Services & Technology              8.4%
              Healthcare Products & Services                 5.5%
              Communication Systems & Services               5.5%
              Finance & Insurance                            5.0%
              Banks                                          4.7%

                                   EVERGREEN
                             Select Balanced Fund

                         Portfolio Manager Commentary

Portfolio Activity

Within the fixed income portion of the Fund, we generally maintained duration in excess of the benchmark during the first half of the fiscal period, a strategy that was beneficial in the opening months as interest rates fell. In early May, we reversed course and shortened duration in response to increasing inflationary pressure and a potential rate hike by the Federal Reserve Board. The portfolio's shortened duration proved beneficial when interest rates soared during the final six weeks of the quarter.

Technology currently represents the portfolio's largest sector weighting. Although some of our technology holdings, America Online and Compaq Computer Corp., specifically, struggled during the past few months, other stocks purchased in this sector during the fiscal year added to the fund's performance. Industry stalwarts Cisco Systems, Microsoft and Intel posted total twelve-month returns of 110%, 66% and 61%, respectively.

Financial companies represent another strong sector weighting. Within this area, we are emphasizing fundamentally strong banks such as BankAmerica, Fleet Financial, BankBoston and Bank One. In fact, the Fund benefited from a merger between two of these holdings, Fleet Financial and BankBoston. The market's realization of the potential of this combined banking franchise coupled with the lower valuation levels helped boost both of these issues to higher levels.


                            Top 10 Equity Holdings*
                            -----------------------
                         (as a percentage of net assets)

              Dayton Hudson Corp.                            2.5%
              Microsoft Corp.                                2.3%
              Cisco Systems, Inc.                            2.3%
              MCI WorldCom, Inc.                             2.2%
              Tyco International Ltd.                        2.0%
              General Electric Co.                           2.0%
              GTE Corp.                                      1.7%
              Waste Management, Inc.                         1.6%
              BankAmerica Corp.                              1.5%
              Citigroup, Inc.                                1.5%

*Portfolio composition subject to change


                              Top 5 Bond Holdings
                              -------------------
                         (as a percentage of net assets)

                                     Coupon     Maturity
                                     -------    --------
              U.S. Treasury Notes     7.75%    2/15/2001     7.4%
              U.S. Treasury Bonds     9.13%    5/15/2018     3.5%
              U.S. Treasury Bonds     8.88%    8/15/2017     3.1%
              U.S. Treasury Bonds     7.88%    2/15/2021     3.0%
              U.S. Treasury Notes     5.88%    7/31/1999     2.7%


Outlook

The significant broadening of the stock market in the last three months has given many investors reason to cheer. Long overlooked cyclical stocks have become favorites as worldwide economies strengthen and the risk of a slowdown, induced by struggling Asian and Latin American economies, passes. Accelerating corporate profit growth is good news for both equity and bond markets that have been fretting over unimpressive earnings growth. Looking ahead, the specter of higher inflation brought on by the surprisingly high April CPI (up 0.7%), as well as rising interest rates, present the greatest challenges to the market outlook.

                                   EVERGREEN
                            Select Core Equity Fund

                     Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE

                                  Philosophy

Evergreen Select Core Equity Fund utilizes a diversified style of equity management which capitalizes on opportunities in both value- and growth-oriented stocks. In serving the investment needs of individual investors, the Fund remains sensitive to tax implications.

                                     Process

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The Fund is managed using a team approach; investment managers locate attractive holdings using a unique blend of quantitative and traditional fundamental analysis skills.

                                    Benchmark

Standard & Poors 500 Index (S&P 500)


/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class IS from 11/24/97 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I--3 year = 21.34%, 5 year
= 22.32%, 10 year = 14.98% and since 12/31/81 = 15.78%; Class IS--3 year
= 21.07%, 5 year = 22.05%, 10 year = 14.70% and since 12/31/81 = 15.50%.



                          PERFORMANCE AND RETURNS/1/

Portfolio Inception Date 12/31/81                         Class I    Class IS
Class Inception Date                                      11/24/97   02/04/98
Average Annual Returns                                    --------   --------

1 year                                                     9.82%         9.53%
3 years                                                   21.28%        21.02%
5 years                                                   22.24%        21.97%
10 years                                                  14.88%        14.61%
Since Inception                                           15.68%        15.40%
12-month income dividends per share                      $ 0.69        $ 0.46
12-month capital gain distributions per share            $ 7.83        $ 7.83

                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

                      Consumer Price         S&P 500        Select Core
     Date               Index - US          Composite      Equity Class I
     ----             --------------        ---------      --------------
    6/30/89             1,000,000           1,000,000       1,000,000
    6/30/90             1,046,728           1,164,872       1,188,555
    6/30/91             1,095,890           1,251,018       1,239,834
    6/30/92             1,129,734           1,418,818       1,381,085
    6/30/93             1,163,570           1,612,176       1,535,730
    6/30/94             1,192,587           1,634,859       1,466,474
    6/30/95             1,228,848           2,061,084       1,793,707
    6/30/96             1,262,232           2,596,963       2,243,661
    6/30/97             1,291,700           3,498,084       2,931,866
    6/30/98             1,313,457           4,553,155       3,644,544
    6/30/99             1,339,243           5,589,898       4,002,550

Comparison of change in value of a $1,000,000 investment in Evergreen Select Core Equity, Class I, the S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged index, which does not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

                                   EVERGREEN
                            Select Core Equity Fund

                         Portfolio Manager Commentary

                           Portfolio Management Team

The Fund is managed by Mark C. Sipe, CFA and Hanspeter Giger, CFA who have over 33 years of combined investment experience. Their disciplined approach assures consistency of results and superior service.

[PHOTO OF MARK C. SIPE APPEARS HERE]    [PHOTO OF HANSPETER GIGER APPEARS HERE]
             Mark C. Sipe                           Hanspeter Giger

Performance

Within this turbulent market environment, for the fiscal year, the Evergreen Select Core Equity Fund, Class I total return of 9.8% lagged the S&P 500's performance of 22.8%. Late in 1998, the Fund began a significant repositioning designed to address and correct the major factor contributing to its performance lag relative to the S&P 500 in prior periods, the relative weighting among stocks held in the Fund.

Like many other diversified funds, the average performance of stocks held in the Evergreen Select Core Equity Fund has often matched or exceeded the performance of the average stock in the S&P 500. However, the Fund's holdings among the largest capitalization stocks had not been in proportion to their size in the S&P 500, i.e., weighted according to their market capitalization. This weighting factor alone--not stock selection, per se--accounted for over half of the Fund's performance deficit relative to the index during the first three months of the period, with the bulk of that occurring prior to the completion of the repositioning at the end of February. In fact, the Fund began tracking the S&P 500 more closely in March, and outperformed the benchmark during the three months ending June 30, with a total return of 7.4% versus 7.0% for the S&P. This was the period in the market, as noted above, in which the breadth of performance across market capitalizations improved as well.

                          Portfolio
                       Characteristics
                       ---------------

  Total Net Assets                     $1,943,722,912
  Number of Issues                                131
  P/E Ratio                                     26.3x
  Beta                                           1.00

Market Environment

Two distinctly different market environments characterized the second half of the Evergreen Select Core Equity Fund's June fiscal year. The initial three months of the period saw an exaggerated extension of the narrow market that dominated in prior quarters. As an example, the S&P 500 was up roughly 5% during that time frame, while the median stock return among the 500 stocks in the index was down roughly 2%. In fact, the total increase in the S&P 500's market capitalization was accounted for by just 15 stocks; an index of the remaining 485 stocks would have been flat during the period.

Throughout much of the latter half of the period, however, the stock market vacillated amidst speculation surrounding the Federal Reserve Board's likely response to signs of potentially higher inflation. Investors related the continuation of domestic economic strength, combined with indications of at least a bottoming in Asia's fortunes, as increasing the likelihood of a more aggressive stance by the Fed. The anticipation of the eventual interest rate increase at quarter end produced a

                                   EVERGREEN
                            Select Core Equity Fund

                         Portfolio Manager Commentary

notable rotation among market leadership. The narrowly concentrated market of January through March was challenged by the recovery among smaller stocks as well as value-oriented industries, such as metals, chemicals, energy, and utilities. Further illustrating this shift, the average stock price performance of the bottom 150 stocks in the S&P 500 in terms of market capitalization (up 19.6%) more than doubled the average performance of the largest 150 stocks (up 8.8%) from the beginning of April until the end of June.


                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

  Information Services & Technology                                     18.6%
  Healthcare Products & Services                                        13.9%
  Finance & Insurance                                                    8.8%
  Retailing & Wholesale                                                  7.2%
  Food and Beverage Products                                             7.0%

Portfolio Activity

Beyond the structural changes in the portfolio, the most notable shifts in the Fund's investments related to selected sector weightings. In this vein, sector over-weights were reaffirmed in technology and health care, due to the long-term secular growth opportunities that those areas continue to offer. On the other hand, reductions were made in energy and basic materials sector exposures.

Sector performance during the fiscal year was far and away led by technology and telecommunications. Technology stocks in the Fund such as Applied Materials, Altera, and Adaptec joined strong performances by Nokia Corp. and market stalwarts such as Oracle Corp., International Business Machines, Cisco Systems, Microsoft, Dell, and Intel. In the telecom sector, the standout performer was MCI Worldcom. Lagging sectors during the period included consumer staples, basic materials, and electric utilities. Of the poor-performing market segments, basic materials began to see signs of life late in the period as earnings expectations bottomed coincidentally with the perceived stabilization of Asian economies. As a result, basic materials stocks, following a dismal performance in 1998, are among the top performers so far in 1999.

                                Top 10 Holdings*
                                ----------------
                         (as a percentage of net assets)

  General Electric Co.                                                5.8%
  Microsoft Corp.                                                     5.1%
  International Business Machines Corp.                               3.7%
  Coca Cola Co.                                                       2.6%
  Cisco Systems, Inc.                                                 2.2%
  Intel Corp.                                                         2.2%
  Bristol-Myers Squibb Co.                                            2.2%
  BankAmerica Corp.                                                   2.0%
  MCI WorldCom, Inc.                                                  1.9%
  Philip Morris Companies, Inc.                                       1.6%

*Portfolio composition subject to change
 ---------------------------------------

Outlook

In all, the period closed with the S&P 500 as well as the NASDAQ Index, standing at record highs. From an outlook standpoint, although the complexion of the market has changed in the last several months, the generally positive backdrop of domestic economic growth, low inflation, and low interest rates remains in place. Going forward, the Fund will continue to invest in what we believe are quality companies that meet the requirements of our investment research process. More specifically, we will continue to pursue investments in stocks offering the most attractive combination of good long-term earnings growth prospects and price, focusing on predominantly large cap as well as selective mid cap securities.

                                   EVERGREEN
                         Select Diversified Value Fund

                     Fund at a Glance as of June 30, 1999

                               Portfolio Profile

                                   Philosophy

Evergreen Select Diversified Value Fund is a fund with an emphasis on traditional value, utilizing fundamental analysis to determine if a stock is selling at a reasonable valuation level. The Fund seeks to capture the best opportunities in a value universe by emphasizing securities with perceived intrinsic value above current market levels due to temporary or anticipated problems.

                                     Process

Primarily, the Fund invests in undervalued companies using a "bottom-up" approach that concentrates on analyzing security fundamentals rather than broad economic forecasts. The Diversified Value team strives to produce a portfolio that best controls risk and balances a risk/reward relationship.

                                    Benchmark

Standard & Poors 500 Index (S&P 500)

                            Performance and Returns/1/


Portfolio Inception Date 01/03/91                   Class I        Class IS
Class Inception Date                               01/22/98        03/31/98
Average Annual Returns
1 year                                               9.08%           8.77%
3 years                                             19.12%          18.50%
5 years                                             19.51%          19.14%
Since Inception                                     16.55%          16.33%
12-month income dividends per share                 $0.20            $0.14
12-month capital gain distributions per share       $0.65            $0.65

                                Long Term Growth

                           [LINE GRAPH APPEARS HERE]



                 Select Diversified
Date             Value,Class I                 CPI             S&P 500
 ---             ------------------            ----           ---------
12/31/90         1,000,000                   1,000,000        1,000,000
 6/30/91         1,164,762                   1,016,500        1,142,600
 6/30/92         1,292,453                   1,047,800        1,295,900
 6/30/93         1,448,141                   1,079,200        1,472,500
 6/30/94         1,504,393                   1,106,100        1,493,200
 6/30/95         1,832,207                   1,139,800        1,882,500
 6/30/96         2,170,015                   1,170,700        2,372,000
 6/30/97         2,769,937                   1,198,100        3,195,100
 6/30/98         3,363,904                   1,218,200        4,158,700
 6/30/99         3,667,912                   1,242,200        5,105,700



Comparison of change in value of a $1,000,000 investment in Evergreen Select Diversified Value Fund, Class I, the S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged index, which does not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.


/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class I prior to its inception is based on the performance of the Class Y Shares of Evergreen Value Fund. Historical performance shown for Class IS reflects that of Class Y Shares of Evergreen Value Fund, through 1/22/1998, the inception of Class I Shares. Performance from 1/23/1998 through the inception of Class IS Shares reflects that of Class I Shares. Performance prior to inception of Class IS Shares does not include this class' 0.25% 12b-1 fees. Class I Shares do not pay a 12b-1 fee. If these fees were reflected, returns would have been lower.

                                   EVERGREEN
                         Select Diversified Value Fund

                         Portfolio Manager Commentary

Portfolio Management Team

John E. Gray, CFA, and Eric M. Teal, who have a combined 52 years of investment experience, manage the Evergreen Select Diversified Value Fund. The team employs rigorous fundamental analysis combined with a disciplined quantitative approach to seek superior results and adherence to risk/reward objectives.

[PHOTO OF JACK GRAY APPEARS HERE]              [PHOTO OF ERIC TEAL APPEARS HERE]
          Jack Gray                                      Eric Teal

Performance

For the twelve-month period ended June 30, 1999 Evergreen Select Diversified Value Fund, Class I posted a net return of 9.0% versus 22.8% for the S&P 500. The majority of the Fund's underperformance occurred during the third quarter market correction, when the Fund declined 16.3% versus the 10.3% decline for the S&P 500.

                           Portfolio
                        Characteristics
                        ---------------

  Total Net Assets                       $607,738,783
  Number of Issues                                 98
  P/E Ratio                                     25.1x
  Beta                                           1.07

Market Environment

It was nearly impossible for large-cap active investment strategies to outperform the S&P 500 during the past twelve months. In 1998, only 28% of the stocks in the S&P 500 outperformed the average, and the first quarter of 1999 was more of the same. This reflects the narrow leadership in the equity markets. High-P/E growth stocks have led the market, and if managers underweighted the "nifty-fifty"--the very largest, mega-cap stocks--then performance suffered.

Portfolio Activity

Among our best performers during the year were several in the technology sector:
Sun Microsystems up over 150%, IBM up 127%, Cisco Systems up 109%, and Tellabs up 88%. Tyco International, a conglomerate and one of the Fund's largest holdings, gained over 51%. Poor performance came in the oil service and healthcare sectors. Oil drillers, R&B Falcon and Diamond Offshore declined 60% and 30%, respectively, in line with plummeting crude oil prices in 1998. Medical providers and HMO stocks also continued to be out of favor with investors. Consequently, Lincare, Healthsouth, and Tenet Healthcare all declined approximately 40%.

                                   EVERGREEN
                         Select Diversified Value Fund

                         Portfolio Manager Commentary

                                Top 10 Holdings*
                                ----------------
                         (as a percentage of net assets)

  Tyco International Ltd.                        3.7%
  Microsoft Corp.                                3.3%
  Motorola, Inc.                                 3.1%
  Nokia Corp.                                    2.4%
  PNC Bank Corp.                                 2.4%
  Reliant Energy, Inc.                           2.3%
  General Electric Co.                           2.2%
  Time Warner, Inc.                              2.1%
  Wal-Mart Stores, Inc.                          1.9%
  American International Group, Inc.             1.9%

*Portfolio composition subject to change
 ---------------------------------------

Although the Fund's absolute performance was below the overall market, relative results have significantly improved in 1999. During the first six months of 1999 the Fund has returned 9.2% versus 12.4% for the S&P 500, and during the past three months the Fund is up 6.0% versus 7.0% for the S&P 500.

This improvement has kept the Fund within striking distance of the benchmark for 1999. We believe several market indicators should work to our advantage in the near future. Most importantly, there has been an overall broadening out of the market, suggesting that market leadership may not be confined to a select group of high multiple growth stocks. This should favor active management strategies and portfolios that are properly diversified with winning stocks.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

  Finance & Insurance                           11.8%
  Information Services & Technology             11.0%
  Healthcare Products & Services                 9.3%
  Oil/Energy                                     6.9%
  Retailing & Wholesale                          6.8%


Outlook


During the fiscal year the majority of stocks underperformed the broad market averages and, as a result, the majority of active managers underperformed their benchmarks. The recent overall broadening out of the market may work in favor of active management and the Evergreen Select Diversified Value Fund. The emphasis remains on stock selection and risk monitoring rather than on sector or style decisions. Our outlook remains positive.

                                   EVERGREEN
                          Select Large Cap Blend Fund

                     Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Large Cap Blend Fund invests in large and mid-sized U.S. companies, blending those that display both value- and growth-oriented characteristics. This philosophy holds that value and growth stocks tend to be counter-cyclical, outperforming the broad market at different times. Diversification between the two approaches tends to provide less volatile investment results over time.

                                     Process

Research and stock selection focus on companies of sound financial quality which have strong management teams and maintain competitive leadership positions within their respective industries. These companies are identified using a fundamental, bottom-up stock selection process which is research-intensive.

                                    Benchmark

                      Standard & Poors 500 Index (S&P 500)



/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class IS from 11/24/97 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows:
Class I--3 year = 22.50%, 5 year = 23.68% and since 12/31/93 = 19.87%; Class
IS--3 year = 22.21%, 5 year = 23.38% and since 12/31/93 = 19.58%.

                            PERFORMANCE AND RETURNS/1/

Portfolio Inception Date 12/31/93                  Class I     Class IS
Class Inception Date                               11/24/97    03/12/98
Average Annual Returns
1 year                                               7.12%       6.83%
3 years                                             22.44%      22.15%
5 years                                             23.60%      23.30%
Since Inception                                     19.78%      19.49%
12-month income dividends per share                 $0.40        $0.30
12-month capital gain distribution per share        $5.20        $5.20


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

                                                                Select Large
                                                                  Cap Blend,
       Date                 CPI                S&P 500             Class I
       ----              ----------           ---------         -------------
     12/31/93            1,000,000            1,000,000           1,000,000
      6/30/94            1,015,096              966,128             934,984
      6/30/95            1,045,961            1,218,008           1,228,085
      6/30/96            1,074,376            1,534,688           1,469,331
      6/30/97            1,099,459            2,067,210           1,976,896
      6/30/98            1,117,977            2,690,709           2,517,631
      6/30/99            1,139,926            3,303,378           2,697,141

Comparison of change in value of a $1,000,000 investment in Evergreen Select Large Cap Blend Fund, Class I, the S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged index, which does not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

                                   EVERGREEN
                          Select Large Cap Blend Fund

                          Portfolio Manager Commentary

Portfolio Management

Mr. Rich has been an equity portfolio manager with Meridian Investment Company, and has maintained sector analytical responsibilities since he joined Meridian in 1990. Prior to joining Meridian in 1990, Mr. Rich served as a portfolio manager with First Fidelity Bank. Lester Rich has over 17 years of investment experience.

                      [PHOTO OF LESTER RICH APPEARS HERE]
                                  Lester Rich


Performance

Evergreen Select Large Cap Blend Fund, Class I posted a 7.1% total return for the fiscal year ended June 30, 1999. This performance trailed the exceptional performance by the broad stock market, as measured by the S&P 500, which returned 22.8% for the same period.


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                          $438,756,964
  Number of Issues                                                    56
  P/E Ratios                                                       35.7x
  Beta                                                              1.06


Market Environment

The U.S. economy provided a strong backdrop for the stock market's persistent climb during the past year. Equity investors shrugged off rising interest rates, as strong economic growth and benign inflation paved the way for another excellent period for stocks.

Though headlines proclaimed new record highs throughout the year, not all investors participated in the extraordinary returns. The very largest growth-oriented companies (technology companies, in particular) led the way, while smaller companies and value-oriented stocks lagged. Within this market environment, active equity managers struggled to beat the returns of the S&P 500.


                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

              Information Services & Technology             14.8%
              Healthcare Products & Services                10.0%
              Communication Systems & Services              10.0%
              Finance & Insurance                            9.5%
              Banks                                          8.3%

                                   EVERGREEN
                          Select Large Cap Blend Fund

                         Portfolio Manager Commentary

Portfolio Manager Commentary

Portfolio Activity

Technology currently represents the portfolio's largest sector weighting. Although our technology holdings--America Online and Compaq, specifically--struggled during the past few months, other stocks purchased in this sector during the fiscal period added to the fund's performance. Industry stalwarts (and current Fund holdings) Cisco Systems, Microsoft and Intel posted total twelve-month returns of 110%, 66% and 61%, respectively.

Financial companies represent another strong sector weighting. Within this area, we are emphasizing fundamentally strong banks such as BankAmerica, Fleet Financial, BankBoston and Bank One. In fact, the Fund benefited from a merger between two of these holdings, Fleet Financial and BankBoston. The market's realization of the potential of this combined banking franchise coupled with the lower valuation levels helped boost both of these issues to higher levels.

A modestly underweighted utility position benefited performance, as companies within this sector continue to battle higher interest rates, increasing competition and uncertainty regarding deregulation. Unfortunately, the Fund's only two holdings posted negative returns. Similarly, several of our consumer staples companies lagged the market's strong returns. Share prices of current holdings Coca-Cola, Gillette and Proctor & Gamble all declined during the period.

                               Top 10 Holdings*
                               ---------------
                         (as a percentage of net assets)

              Dayton Hudson Corp.                            4.6%
              Microsoft Corp.                                4.2%
              Cisco Systems, Inc.                            4.2%
              MCI WorldCom, Inc.                             4.1%
              General Electric Co.                           3.8%
              Tyco International Ltd.                        3.5%
              Citigroup, Inc.                                3.1%
              GTE Corp.                                      3.1%
              Waste Management, Inc.                         2.8%
              BankAmerica Corp.                              2.7%

*Portfolio composition subject to change

Outlook

The significant broadening of the market in the last three months has given many investors reason to cheer. Long overlooked cyclical stocks have become favorites as worldwide economies strengthen and the risk of a slowdown, induced by struggling Asian and Latin American economies, passes. Accelerating corporate profit growth is good news for a market that has fretted over unimpressive earnings growth. Looking ahead, the specter of higher inflation brought on by the surprisingly high April CPI (up 0.7%), as well as rising interest rates, present the greatest challenges to the market outlook.

                                   EVERGREEN
                         Select Small Cap Growth Fund

                     Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE

                                   Philosophy

The Fund seeks to provide shareholders with long-term growth of capital by investing in small company stocks. We believe that the risk associated with smaller company stocks can be managed effectively by diversification and careful attention to valuation.

                                     Process

The Fund manager uses a fundamental, bottom-up stock selection process, which is research-intensive. The Fund generally invests in stocks of companies which have market capitalization of $1 billion or less and above average long-term growth rates. Our research process identifies buying opportunities in small company stocks of high-quality companies with a competitive advantage, stocks of which are growth-oriented, and reasonably valued.

                                    Benchmark

                            Russell 2000 Growth Index

                               Russell 2000 Index


                            PERFORMANCE AND RETURNS/1/

Performance Inception Date                                              Class I
Class Inception Date                                                    12/28/95
Average Annual Returns
1 year                                                                    4.22%
3 years                                                                   7.83%
Since Inception                                                          10.96%
12-month income dividends per share                                          0
12-month capital gain distributions per share                         $    0.02


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

          Select Small Cap
 Date         Class I        Russell 2000       CPI       Russell 2000 Growth
 ----     ----------------   ------------       ---       -------------------
12/31/95    1,000,000         1,000,000      1,000,000       1,000,000
 6/30/96    1,148,000         1,103,600      1,021,174       1,119,200
 6/30/97    1,231,868         1,283,800      1,045,015       1,170,800
 6/30/98    1,381,010         1,495,700      1,062,616       1,325,300
 6/30/99    1,439,293         1,518,000      1,083,477       1,435,300

Comparison of change in value of a $1,000,000 investment in Evergreen Select Small Cap Growth Fund, Class I, the Russell 2000 Growth, the Russell 2000 and the Consumer Price Index (CPI).

The Russell 2000 Growth and Russell 2000 are unmanaged indices, which do not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

                                   EVERGREEN
                         Select Small Cap Growth Fund

                         Portfolio Manager Commentary

Portfolio Management

Evergreen Select Small Cap Growth Fund is managed by Thomas L. Holman. Mr. Holman is a member of the Small Cap Growth Team at Evergreen Investment Management Company, where he manages the Fund and separately managed other, small cap growth accounts. His research responsibilities are focused on telecommunication service companies. Prior to joining Evergreen in 1997, Mr. Holman was a portfolio manager and securities analyst at Invista Capital Management. He developed quantitative models and had co-management responsibility for several small cap and mid cap portfolios. As an analyst, he was a generalist, covering a wide variety of industries, including technology, telecommunications equipment, media services, basic industry, consumer staples and retail. Mr. Holman received both his B.S. and M.B.A degrees from Iowa State University.

                      [PHOTO OF TOM HOLMAN APPEARS HERE]
                                  Tom Holman


Performance

Evergreen Select Small Company Growth Fund had relatively strong performance, especially during the final three months of the fiscal year as market leadership changed and investors sought out the attractive values in small company growth stocks. For the 12 months ended June 30, 1999, Evergreen Select Small Cap Growth Fund, Class I had a total return of 4.22%, including a 15.68% return during the final three months of the period. The benchmark, the Russell 2000 Growth Index, had a return of 8.30% over the 12 months, and 14.75% over the final three months.

                                    Portfolio
                                 Characteristics
                                 ---------------

              Total Net Assets                        $70,113,537
              Number of Issues                                 62
              P/E Ratios                                    24.0x
              Beta                                           1.24


Market Environment

The full 12-month period consisted of three periods of sharply different conditions. The "Downdraft", from July 20 through October 8, 1998, was a time of global economic concern and political uncertainty. This created a very difficult environment for small company investing as the average small cap stock lost 38% of its value. The "Rebound" began as small caps bottomed on October 8, and lasted through January 20, 1999. During this time, the average small cap stock gained more than 50%. This dramatic rise was driven by the U.S. Federal Reserve Board lowering short-term interest rates three successive times. It is difficult to sustain that type of momentum, however, and the market let off a little steam in early 1999.

The final period, the "Broadening", began toward the end of February 1999, and brought a significant change as the overall market finally broadened beyond the few large cap growth stocks that had led performance over the previous two years. Cyclical stocks and small company stocks began to perform well. For the first time in more than two years, small company growth stocks outperformed large company stocks. The primary factor was the clear sign of the improving economy in Asia. That affected domestic small companies in two ways. First, as the Asian economies picked up, they began to increase their imports of goods from the United States, particularly benefiting the technology sector. Second, Asian companies enjoyed better demand in their own

                                   EVERGREEN
                         Select Small Cap Growth Fund

                          Portfolio Manager Commentary

domestic economies, and so cut back on their exports to the United States, where they had been dumping goods at very low prices and creating a difficult competitive environment for U.S. companies. As a result, a number of sectors in which the Fund had invested did remarkably well, including technology and industrial manufacturing.

Any discussion of the 12-month period must take note of the enormous gains generated by internet stocks. Seven of the top 10 contributors to the Russell 2000 Growth Index over the period were internet-related stocks. The average gain of these seven stocks was 320%. Even more startling is the fact that those seven stocks combined generated a 5.92% return for the entire index. To phrase this another way, those seven stocks account for more than 70% of the index's return. This massive concentration of stellar performance in a small group of stocks is the primary reason for the Fund's underperformance over 12 months. We chose to remain style-consistent, keeping the market cap of the fund below $1 billion by selling securities as their market cap exceeded $2 billion. While this decision seemed prudent at the time, it caused us to sell securities too early and had a negative impact on the Fund's performance. We are considering changes so this type of scenario will not inhibit performance in the future.


                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

              Information Services & Technology             27.1%
              Electrical Equipment & Services                9.8%
              Telecommunication Services & Equipment         9.7%
              Education                                      8.2%
              Consumer Products & Services                   6.8%


Portfolio Activity

During the first six months of the period, we had moved away from companies that had significant exposure to Asia. That worked very well; however, with the strength in the Asian markets in 1999, we migrated back to those areas where we found exceptional value. As prospects brightened, we invested in companies such as Lattice, a semi-conductor manufacturer, and Kemet, which makes capacitors for circuit boards. In general, we increased our technology weighting substantially. As of June 30, 1999, 24.8% of net assets were invested in hardware and 10.7% in software and technology services. Those areas together had comprised about 24% of net assets back on December 31, 1998.

We found some outstanding opportunities in technology; Fibre Channel is a new data-storage standard that allows greater quantities of data to be stored faster and further away, enhancing network speed and reliability. Qlogic makes fibre channel adapter cards that hook various devices to the network. During the second quarter of 1999 alone, Qlogic's stock prices rose from $30 to $135. PMC-Sierra, which makes semi-conductor sets that manage telecommunications traffic, was a stock that rose from $32 when we purchased it in September 1998 to $77 by March, when we sold it as it surpassed the $2 billion market capitalization line. Applied Microcircuits, which is in a very similar industry to PMC-Sierra, also did very well, rising from $40 per share in December, when we purchased it, to $80 by the end of the fiscal year.

We also increased our weighting in cyclical and industrial manufacturing companies, which at the end of the fiscal year accounted for about 10% of Fund net assets, compared to a 5.5% weighting in the Russell 2000 Growth Index. Roper Industries, a manufacturer of industrial controls and fluid handling products, was a very strong performer, with its stock price rising 31.9% during the final three months of the period.

                                   EVERGREEN
                         Select Small Cap Growth Fund

                          Portfolio Manager Commentary


One of the key events in which we have tried to take advantage is the federal TEA 21 highway construction and repair program, which is expected to increase federal spending substantially over the next six years. This already has had a dramatic impact on construction-related companies as contractors upgrade their existing equipment. Portfolio companies that have helped performance included Astec Industries, an asphalt paving equipment company ; Manitowac, a crane manufacturer; and CMI Corp, which makes concrete paving equipment.

The Fund also has been overweighted in telecommunications, with a 10% weighting versus 4.3% for the index. Viatel, a company deploying a fiber optic network across Europe, posted a 97% return during the final quarter, helped by both deregulation and industry consolidation. ITC Deltacom, which provides local and long-distance services in the Southeastern United States, and Transaction Network Services, which operates a nationwide credit card processing network, were two other strong contributors.

Finance and healthcare were two areas in which the Fund has been underweighted substantially. We have de-emphasized finance, at 2.3% of net assets versus 12% for the index, principally because we found more attractive opportunities elsewhere. Healthcare, which was just 1.8% of net assets at the end of the fiscal year versus 14% for the index, is beset by uncertainties over funding and payment issues.

                               Top 10 Holdings*
                               ---------------
                        (as a percentage of net assets)

              Strayer Education, Inc.                        2.9%
              Kronos, Inc.                                   2.9%
              Scotts Co., Cl. A                              2.9%
              Applied Micro Circuits Corp.                   2.7%
              Galileo Technology Ltd.                        2.5%
              Transaction Network Services, Inc.             2.4%
              Citadel Communications Corp.                   2.3%
              Investors Financial Services Corp.             2.3%
              Maximus, Inc.                                  2.2%
              Electronics for Imaging, Inc.                  2.2%

*Portfolio composition subject to change


Outlook

We are somewhat cautious about the immediate outlook because the rapid, dramatic increases in a few select industries within technology have taken away some of the valuation advantages enjoyed by small cap growth companies, especially as interest rates have climbed. However, over the longer term we still think that smaller companies in general offer very attractive valuations relative to larger companies and good investment opportunities in an environment of global economic expansion. Our focus remains to invest in market leaders and to carefully manage the risk profile of the Fund, taking profits where significant gains have been obtained and looking for companies which we believe have above-average growth prospects, reasonable valuations and strong managements.


Small capitalization investing typically carries additional risks since small companies generally have a higher risk failure. Although it may offer the potential for greater long term results, it may also result in greater price volatility.

                                   EVERGREEN
                        Select Small Company Value Fund

                      Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE


                                   Philosophy

Evergreen Select Small Company Value Fund seeks capital appreciation by investing in little-known and relatively small companies. This requires a significant commitment to independent research by Evergreen's team of 18 analysts, who have an average 16 years' professional experience. The management team seeks to identify small companies that they believe are favorably priced and have both entrepreneurial managements and catalysts for growth. The investment discipline pays special attention to valuations and diversification by industry and company to reduce the volatility associated with small cap stocks.

                                     Process

The Fund's management team uses an intensive research process to assemble a diversified stock portfolio of small companies that:

  . Are potential merger and acquisition candidates;

  . Have promising new products that can cause a dramatic change in earnings;

  . Are "value-timing" candidates because, while their stock may be temporarily out of favor, they offer the potential of good, long-term appreciation;

  . Can benefit from re-structuring programs of management


                                    Benchmark

                            Russell 2000 Value Index


                            PERFORMANCE AND RETURNS/1/

Portfolio Inception Date 12/23/97                 Class I         Class IS
Class Inception Date                              12/23/97        12/31/98
Average Annual Returns
1 year                                            -10.73%         -11.68%
3 years                                              N/A             N/A
5 years                                              N/A             N/A
Since Inception                                    -6.41%          -7.06%
12-month income dividends per share                $0.03               0
12-month capital gain distributions per share      $0.03               0


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

Date        Consumer Price Index - US   Russell 2000 Value   Evergreen Select Sm Comp Value Class I
 ---        -------------------------   ------------------   --------------------------------------
31-Dec-97         $1,000,000               $1,000,000                    $1,000,000
31-Mar-98          1,005,580                1,083,500                     1,062,315
30-Jun-98          1,010,539                1,044,373                       989,018
30-Sep-98          1,014,259                  857,663                       779,165
31-Dec-98          1,016,119                  935,505                       867,937
31-Mar-99          1,022,939                  844,839                       771,960
30-Jun-99          1,030,378                  984,678                       882,942

Comparison of change in value of a $1,000,000 investment in Evergreen Select Small Company Value Fund, Class I, the Russell 2000 Value and the Consumer Price Index (CPI).

The Russell 2000 Value Index is an unmanaged index and does not include transaction costs associated with buying and selling securities, nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.


/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class IS prior to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower.

                                   EVERGREEN
                        Select Small Company Value Fund

                          Portfolio Manager Commentary

Portfolio Management Team

During the fiscal year ended June 30, 1999, Evergreen Select Small Company Value Fund was managed by a team headed by Nola Maddox Falcone. The team also included Constance Unger and Peter J. Kovalski, CFA. Nola M. Falcone retired as President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. in July 1999, following a successful 30-year career in investment management. The Fund's management team now comprises Ms. Unger, as team leader, and Mr. Kovalski. Ms. Unger, who joined Evergreen Asset Management Corp. as an analyst in 1998, is an investment veteran with more than 12 years' experience in value investing. She also has served at Segall Bryant & Hamill Investment Counselors, Society Asset Management and Bankers Trust Co. Mr. Kovalski, CFA, joined Evergreen Asset Management Corp. as an analyst in 1992. Previously, he was an analyst with International Assets Advisory Corp., Williams Securities Group, Inc., Ryan Beck & Co., and Ayco/American Express.

                  [PHOTO OF NOLA MADDOX FALCONE APPEARS HERE]
                      Nola Maddox Falcone, CFA

                   [PHOTO OF PETER J. KOVALSKI APPEARS HERE]
                           Peter J. Kovalski, CFA

                    [PHOTO OF CONSTANCE UNGER APPEARS HERE]
                             Constance Unger, CFA


Performance

During a fiscal year in which small company value investing was not in favor until very late in the period, Evergreen Select Small Company Value Fund performed consistently with its style of investing. For the 12 months ended June 30, 1999, the Class I had a total return of -10.73%, including a 14.38% gain during the final three months of the period. During the 12 months, the Russell 2000 Value Index had a return of -5.72%, and gained 15.55% during the final quarter.

Portfolio Structure

The Fund's management team has assembled a diversified stock portfolio of 128 different companies. During the period since the Fund's inception, the team has found a number of attractive opportunities among small cap companies. This has resulted in a portfolio of stocks of companies that, in the aggregate, have lower valuations, as measured by traditional price measures such as price-to-earnings and price-to-book ratios, than the overall stock market, yet higher earnings growth rates. Opportunities were particularly evident among consumer-sensitive companies whose businesses rely principally on the U.S. Many of the best-performing companies have found ways to take advantage of the growing needs of the large, baby-boomer generation that is approaching late middle age. Those companies that have products or services appealing to this market have benefited from an environment of low unemployment and strong consumer demand.

                                   EVERGREEN
                        Select Small Company Value Fund

                          Portfolio Manager Commentary

                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                       $108,181,122
              Number of Holdings                              128
              P/E Ratio                                     13.1x
              Beta                                            N/A


Market Environment

During most of the 12-month period, small company investing and value investing continued to be out of favor as investors persisted in their preference for the large-company growth companies that had been the market's performance leaders for more than two years. It was only during the final three months that the market broadened and other types of stocks began to outperform the large-company growth stocks. Throughout the 12 months, strong domestic companies, including small cap companies, continued to report healthy earnings in an economy of consistently strong consumer demand, despite shifting investor sentiment and market volatility.

The fiscal year began in the summer of 1998 in an environment of investor anxiety. With a backdrop of international currency and financial crises reverberating around the globe, investors avoided small cap stocks and shifted assets to sectors with perceived liquidity. In response to market turmoil, the U.S. Federal Reserve Board intervened in the fall of 1998 with three successive reductions in short-term interest rates. These actions resulted in a rebound in equity markets, including in the small cap sector, during the final quarter of 1998.

                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

              Banks                                         12.8%
              Building, Construction & Furnishings           9.3%
              Heathcare Products & Services                  9.2%
              Finance & Insurance                            8.5%
              Consumer Products & Services                   8.4%

The shift of investment assets out of the popular large-company growth stocks and into the undervalued, low-P/E small cap sector began in April 1999, resulting in very strong outperformance by small company stocks in the final quarter of the fiscal year. The Russell 2000 Value Index, for example, returned 15.55% during the quarter, while the S&P 500 Index returned 7.06%.

Takeover activity was one of the primary catalysts for the small cap sector's outperformance, especially by senior management teams and private investors who recognized the depressed small company values. Many larger companies also found it easy to purchase small companies at attractive values, which resulted in an automatic accretion of earnings. This trend was aided by the continuation of pooling of interest accounting rules, which allow two companies to merge their books without taking a hit to earnings from goodwill charges. These rules are expected to continue unchanged until January 1, 2001.

Within the Russell 2000 Value Index, internet companies, which value investors tend to avoid because of their unprecedented high stock valuations, were the performance leaders. However, outside of the internet and selected other technology stocks, the fiscal year ended with the small capitalization sector continuing to be undervalued by virtually all historical standards for evaluating the investment potential of company stocks.

                                   EVERGREEN
                        Select Small Company Value Fund

                          Portfolio Manager Commentary

Portfolio Activity

Throughout the extended period in which the small company value sector underperformed the broader market, our research analysts and portfolio managers continued to search for value-timing opportunities among small company stocks that were out-of-favor despite their strong fundamental characteristics. We found many small cap companies with healthy earnings and continued growth prospects, but with stock prices that had dropped precipitously we believed it was important to stay the course in our investment discipline. In addition, we believed merger-and-acquisition activity was likely to pick up, especially because of the depressed stock price levels in the small cap sector. We also believed that institutional investors eventually would shift their attention and part of their portfolios to the small sector.

During the summer-autumn 1998 crisis, we found many value-timing opportunities that we added to the portfolio. These included several financial services companies: Waddell and Reed Financial Inc., a mutual fund company, that was purchased on August 31, 1998 and had a return to the Fund of 63.3% by the end of the fiscal year; Pacific Century Financial Corp., a Hawaii-based bank that was purchased on August 26, 1998 and had a 38.1% return to the Fund for the fiscal year; Radian Group, a mortgage insurer purchased on September 4, 1998 and which had a 25.4% return to the Fund. Other value-timing purchases included Jabil Circuits, a contract manufacturer for the technology industry, purchased on September 14, 1998 and sold one month later for a 43.9% gain; VISX, a manufacturer of laser systems for corrective eye surgery, which was purchased in October 1998 and sold in April 1999 at a 456.1% gain; and Prime Hospitality, a company which operates extended stay hotels. It was purchased on November 30, 1998 and posted a 38.0% gain to the Fund by June 30, 1999.

One of the underlying strategies for the Fund is to target merger or takeover candidates in consolidating industries. During the fiscal year, nineteen portfolio companies were involved in either announced or completed acquisitions. Eight of those companies were in the financial services sector.

Fund managers and analysts also seek out small companies with new product niches that can benefit from emerging lifestyle or demographic trends. Among these holdings was Koala Corporation, which manufactures baby changing stations and high chairs. Purchased on December 30, 1998, the stock had a 54.7% return to the Fund by June 30.

In the final quarter of the fiscal year, the Fund also increased its exposure to the technology and telecommunications industries. Acquisitions that contributed to performance included: Kent Electronics, which manufactures electronic components for computing and networks; CapRock Communications, which owns and operates a long-distance fiber optics network based in the Southwest United States; Lightbridge Inc., which provides fraud prevention software for the telecommunications industry; and Benchmark Electronics, a contract manufacturer to the technology industry.

The Fund was overweighted in the energy sector during three of the fiscal year's quarters. While this overweighting hurt performance for the full fiscal year, it helped significantly in the final quarter as energy stocks finally began to perform well. Among the energy-related performance leaders in the final quarter were Barrett Resources, Southwestern Energy, Providence Energy, Cabot Oil and Gas and Berry Petroleum.

                                   EVERGREEN
                        Select Small Company Value Fund

                          Portfolio Manager Commentary

                               Top 10 Holdings*
                               ---------------
                        (as a percentage of net assets)

              Alpharma, Inc.                                 2.3%
              Sonic Automotive, Inc.                         1.9%
              Fair Issac & Co., Inc.                         1.8%
              Republic Bancshares, Inc.                      1.8%
              MDU Resources Group, Inc.                      1.7%
              Stewart Enterprises, Inc.                      1.6%
              Mid-State Bancshares                           1.6%
              Genlyte Group, Inc.                            1.6%
              Raymond James Financial, Inc.                  1.5%
              American Bankers Insurance Group, Inc.         1.5%

*Portfolio composition subject to change

Outlook

As investors turn to sectors that have been overlooked, we believe several factors bode well for small cap value investing. The small cap stock sector remains significantly undervalued when compared to large-caps, while investors, including institutions, have broadened their interest to small cap stocks. In addition, value investing shows clear signs that it is returning to favor after being overlooked for more than two years. In addition, we have discovered during our visits to small cap technology and industrial companies that those firms with exposure to Asia are experiencing a clear pick-up in demand. Meanwhile, consumer-oriented companies, which were performance leaders during the past year, continue to experience strong domestic demand.

We believe many high quality, small cap companies with good products have the potential to enjoy excellent earnings growth. At the same time, current stock valuations encourage continued merger-and-acquisition activity and stock buyback programs.

We continue to see attractive companies selling at reasonable prices in the small cap market, and we intend to continue to pursue a discipline that we believe, over the long term, will lead to significant investment opportunities.


Small capitalization investing typically carries additional risks since small companies generally have a higher risk failure. Although it may offer the potential for greater long term results, it may also result in greater price volatility.

                                   EVERGREEN
                         Select Social Principles Fund

                      Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE


                                   Philosophy

Evergreen Select Social Principles Fund invests in the stocks of mid-sized U.S. companies, with average market capitalization of $3 billion. The Fund emphasizes companies that generally respect human rights, play a role in local communities, and produce useful products in an environmentally sound way. This philosophy holds that socially conscious investing promotes responsible values without impairing long-term performance.


                                     Process

The Fund utilizes a fundamental, bottom-up stock selection process which is research intensive. In addition, the Fund utilizes an external Advisory Board whose role is to develop and continually review guiding policies and principles of social investing. All holdings are periodically reviewed to assure adherence to the Advisory Board Standards.


                                    Benchmark

                        Standard & Poors 400 MidCap Index
                                (S&P 400 MidCap)


                            PERFORMANCE AND RETURNS/1/

Portfolio Inception Date: 5/31/88                    Class I     Class IS
Class Inception Date                                 11/24/97     3/12/98
Average Annual Returns
1 year                                                 0.90%        0.64%
3 years                                               12.66%       12.40%
5 years                                               19.15%       18.87%
10 years                                              13.81%       13.54%
Since Inception                                       13.89%       13.62%
12-month income dividends per share               $    0.14    $    0.08
12-month capital gain distributions per share     $    2.10    $    2.10


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

                                                            Select Social
                                                             Principles
Date    Consumer Price Index - US   S & P 400 Midcap           Class I
 ---    -------------------------   ----------------  -------------------------
6/30/89        1,000,000              1,000,000                1,000,000
6/30/90        1,046,728              1,154,349                1,063,517
6/30/91        1,095,890              1,302,588                1,137,717
6/30/92        1,129,734              1,544,277                1,279,616
6/30/93        1,163,570              1,894,673                1,600,619
6/30/94        1,192,587              1,893,285                1,517,265
6/30/95        1,228,848              2,314,536                2,117,849
6/30/96        1,262,232              2,813,314                2,548,218
6/30/97        1,291,700              3,469,526                2,996,303
6/30/98        1,313,457              4,402,847                3,610,445
6/30/99        1,339,243              5,150,640                3,643,810


Comparison of change in value of a $1,000,000 investment in Evergreen Select Social Principles Fund, Class I, the S&P 400 MidCap and the Consumer Price Index
(CPI).

The S&P 400 MidCap is an unmanaged index, which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class IS from 11/24/97 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I--3 year = 12.72%, 5 year = 19.24%, 10 year = 13.90% and since 05/31/88 = 13.99%; Class IS--3 year = 12.46%,
5 year = 18.95%, 10 year =13.64 % and since 5/31/88 = 13.72%.

                                   EVERGREEN
                         Select Social Principles Fund

                          Portfolio Manager Commentary

Portfolio Management

Evergreen Select Social Principles Fund is managed by A. Jay Zelko who has over 22 years of investment experience.

                     [PHOTO OF A. JAY ZELKO APPEARS HERE]
                                  A. Jay Zelko

Performance

For the twelve months ended June 30, 1999, Evergreen Select Social Principles Fund, Class I posted a 0.90% total return. This performance trailed the 17.2% total return of the Fund's benchmark, the S&P 400 Midcap Index. Underperformance can be partially attributed to the Fund's healthcare and finance exposure.

                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                       $134,536,025
              Number of Issues                                 58
              P/E Ratio                                     30.9x
              Beta                                           1.03


Market Environment

The U.S. economy provided a positive backdrop for the U.S. stock market during the past year. Economic growth remained strong and inflation stayed low. Even rising interest rates during the past nine months weren't enough to derail the market's upward ascent.

Although the headlines proclaimed new highs throughout the fiscal year, not all investors participated in these extraordinary returns. The largest stocks enjoyed the greatest returns, while small cap stocks (as measured by the Russell 2000 Index) lagged significantly, up a mere 1.5%.

                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

              Information Services & Technology             14.1%
              Retailing & Wholesale                         13.1%
              Healthcare Products & Services                 9.0%
              Finance & Insurance                            8.8%
              Utilities-Electric                             5.7%

                                   EVERGREEN
                         Select Social Principles Fund

                          Portfolio Manager Commentary


Portfolio Activity

Strong stock selection within the technology sector positively impacted performance. For instance, current holdings Adaptec, PMC-Sierra, Veritas Software and Teradyne all returned over 125% for the twelve months. In addition, we bolstered our technology exposure and took advantage of corporate America's increasing reliance on the internet by purchasing PSINet, a global internet access provider to the business market.

We have also emphasized retailing companies within the portfolio. Retailers are enjoying solid earnings growth, as they continue to reap the benefits of the healthy U.S. economy and strong consumer spending. Family Dollar Stores, Abercrombie & Fitch, and Best Buy are three such holdings capitalizing upon this strong backdrop, evidenced by their total annual returns of 31%, 118% and 274%, respectively.

                                Top 10 Holdings*
                                ---------------
                         (as a percentage of net assets)

              Best Buy Co., Inc.                             4.8%
              Abercrombie & Fitch                            4.2%
              Veritas Software Corp.                         3.1%
              Allied Waste Industries, Inc.                  2.9%
              Sanmina Corp.                                  2.8%
              Qwest Communications Intl., Inc.               2.6%
              Adaptec, Inc.                                  2.6%
              Compuware Corp.                                2.6%
              Healthsouth Corp.                              2.6%
              PMC-Sierra, Inc.                               2.5%

*Portfolio composition subject to change

While many of the portfolio's technology and retail companies posted outstanding gains, the Fund's performance lagged the benchmark, in part, due to the portfolio's healthcare and finance holdings. In healthcare, concerns over medicare reform caused investors to move away from service providers such as HEALTHSOUTH, Lincare and Pediatrix. Many finance companies were penalized by rising interest rates. Consequently, holdings Reliastar Financial and Conseco both posted negative returns during the fiscal period.

Outlook

Looking ahead, we continue to hold an optimistic outlook for mid cap equities. Although mid cap stocks have underperformed their large cap brethren for the past few years, there are signs that a market rotation may be taking place. During the past three months, for instance, indices of mid cap stocks (the S&P 400 Midcap Index, +14.2%) and small cap stocks (the Russell 2000 Index, +15.6%) doubled the performance of the large cap S&P 500 which was up 7.0%.

We believe this valuation disparity between large and smaller stocks, as well as mid caps' own strong fundamentals, will attract investors to mid cap equities. We enthusiastically look forward to the next few years.

                                   EVERGREEN
                          Select Special Equity Fund

                      Fund at a Glance as of June 30, 1999

                               PORTFOLIO PROFILE


                                   Philosophy

Evergreen Select Special Equity Fund aggressively seeks the highest possible return by investing in companies with small market capitalizations.

                                     Process

The Fund employs a "bottom-up" approach to investing, selecting stocks that have passed a rigorous screening process which employs both qualitative and quantitative analysis. To qualify for investment, a stock must meet high expectations for return potential based on growth, value and momentum factors.

                                    Benchmark

                               Russell 2000 Index


                            PERFORMANCE AND RETURNS/1/

Portfolio Inception Date 3/15/94                   Class I     Class IS
Class Inception Date                               3/15/94      3/15/94
Average Annual Returns
1 year                                              42.02%       41.55%
3 years                                             24.15%       23.77%
5 years                                             26.12%       25.86%
Since Inception                                     21.02%       20.78%
12-month income dividends per share                     0            0
12-month capital gain distributions per share   $    1.18    $    1.18


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

                                                               Evergreen Select
  Date         Consumer Price Index - US     Russell 2000      Special Equity IS
  ----         -------------------------     ------------      -----------------
3/31/94              1,000,000                1,000,000             1,000,000
6/30/94              1,005,435                  961,055               928,000
6/30/95              1,036,005                1,153,907             1,136,121
6/30/96              1,064,151                1,429,538             1,545,689
6/30/97              1,088,995                1,662,932             1,819,441
6/30/98              1,107,337                1,937,388             2,070,250
6/30/99              1,129,076                1,966,347             2,930,786

Comparison of change in value of a $1,000,000 investment in Evergreen Select Special Equity Fund Class IS, the Russell 2000 and the Consumer Price Index
(CPI).

The Russell 2000 is an unmanaged index, which does not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for the Class I prior to 7/27/98 is based on the performance of (1) the Class Y shares of the Fund's predecessor fund, CoreFund Special Equity Fund from 2/21/95 to 7/26/98 and (2) the Class A Shares of the Fund's predecessor fund, CoreFund Special Equity Fund from 3/15/94 to 2/20/95.

Historical performance shown for Class IS prior to 7/27/98 is based on the performance of the Class A shares of the Fund's predecessor fund, Corefund Special Equity Fund, CoreFund Special Equity Fund, and reflects the same 0.25% 12b-I applicable to Class IS.

                                   EVERGREEN
                          Select Special Equity Fund

                          Portfolio Manager Commentary

Portfolio Management

The Evergreen Select Special Equity Fund is managed by Joseph E. Stocke, CFA. Mr. Stocke joined Meridian Investment Company in 1983 as an assistant investment officer and since 1990 has been a senior investment manager of equities.

                   [PHOTO OF JOSEPH E. STOCKE APPEARS HERE]
                             Joseph E. Stocke CFA


Performance

Evergreen Select Special Equity Fund Class IS produced a total return of 41.55% for the twelve months ended June 30, 1999, outpacing its benchmark, the Russell 2000 Index, which generated a total return of 1.50%. The Fund achieved particularly notable performance in the fourth quarter of 1998 and the first quarter of 1999. In the fourth quarter of 1998, the Fund returned 28.15% versus 16.50% for the Russell 2000 Index. The Fund went on to return 22.20% in the first quarter of 1999, a period in which the Russell 2000 Index fell by 5.50%.

                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                       $121,008,952
              Number of Holdings                              114
              P/E Ratio                                     25.2x
              Beta                                           1.23


Market Environment

After being buffeted by challenging market conditions for much of the past twelve months, small-to-mid capitalization stock investors closed the first half of 1999 enjoying broad-based market leadership. The Fund's fiscal year began with historically high stock valuations and increasing global financial instability, which, among other factors, drove the stock market to its worst quarterly decline in nearly a decade. August 1998, in particular, represented the largest single monthly decline since the October 1987 crash. Small-to-mid capitalization stock prices slid the hardest, as investors perceived greater safety in larger companies.

The market began to rebound in the fourth quarter of 1998. Worldwide interest rate cuts restored investors' confidence that global economies and financial markets would regain stability. Many investors anticipated weak international recoveries, however, that would slow U.S. economic growth in the coming year.

                                   EVERGREEN
                          Select Special Equity Fund

                          Portfolio Manager Commentary

In the first quarter of 1999, global economies proved heartier than expected, and the U.S. economy showed ongoing strength. Investors pushed stock prices higher as greater optimism for corporate earnings, as well as seasonal cash inflows, offset concerns about high valuations and disappointment in some high profile earnings reports. Large cap stocks claimed undisputed leadership in the market's ascent during that time. The NASDAQ Composite climbed 12.3% and the Dow Jones Industrial Average rose 7.0% in the first three months of 1999. In contrast, the Russell 2000 Index and the Standard & Poor's Midcap 400 fell by 5.50% and 6.40%, respectively.

Leadership shifted in this year's second quarter to include stocks of all market valuations. Ongoing improvement in global economies boosted prices of long-overlooked cyclical stocks, as the risk of an international slowdown began to pass. Domestically, investors focused on a resilient housing market, strong consumer confidence, low unemployment and a resurgence in the Initial Public Offering (IPO) market; and welcomed accelerating corporate profit growth. Signs of recovery in the Japanese economy also supported a broadening in the market's leadership. On the flipside of the economy's strength, however, investors were mindful that robust growth could rekindle inflation and prompt the Federal Reserve Board to raise interest rates. In June 1999, the Federal Reserve Board raised interest rates by 0.25% and investors have kept a watchful eye for indications of further moves.

                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

              Information Services & Technology             23.5%
              Retailing & Wholesale                         13.6%
              Telecommunication Services & Equipment         9.8%
              Healthcare Products & Services                 9.8%
              Food & Beverage Products                       4.4%


Portfolio Activity

The Fund's "bottom-up" strategy, building the Portfolio "one stock at a time", has been the key to its success. The Fund significantly outperformed its benchmark, the Russell 2000 Index in several industries, over the past twelve months. Technology, communications, consumer cyclicals, basic materials and consumer staples holdings all contributed substantially to the Fund's strong relative performance.

Individual stocks were the story behind the Fund's strong total return this fiscal year. These included Ticketmaster Online Citysearch, a consumer cyclicals company, whose price rose 300% by the end of December 1998. The Fund's technology stocks led performance in the first quarter of 1999. Comprising 18.9% of net assets on March 31, 1999, these holdings outperformed the Russell 2000 by 135%. Abovenet Communications, F5 Networks, Miningco.Com and America Online all contributed to the Fund's competitive performance over the past twelve months.

                                   EVERGREEN
                          Select Special Equity Fund

                         Portfolio Manager Commentary

                                Top 10 Holdings*
                                ---------------
                         (as a percentage of net assets)

              MIPS Technologies, Inc.                        5.2%
              Pacific Sunwear of California                  4.1%
              Gildan Activewear, Inc.                        2.8%
              Abovenet Communications, Inc.                  2.8%
              Williams Sonoma, Inc.                          2.6%
              Abercrombie & Fitch Co.                        2.4%
              NEXTLINK Communications, Inc., Cl. A           2.2%
              Earthlink Network, Inc.                        2.2%
              Real Networks, Inc.                            2.1%
              Chirex, Inc.                                   1.9%

*Portfolio composition subject to change

Outlook

We believe equity investors could face some challenges over the next six months, but we remain optimistic about growth opportunities. The possibility of higher inflation and rising interest rates present the greatest concerns to investors. Further, investors are mindful of historically high valuations, lackluster European economies and the impending Year 2000 issue.

In our opinion, however, pockets of opportunity exist in every market environment. By employing both quantitative and qualitative analysis, we believe the Fund's investment team can seek out companies demonstrating strong growth potential. We look for the Fund's careful investment process to continue to reveal companies able to thrive under a wide variety of market conditions.

Small capitalization investing typically carries additional risks since small companies generally have a higher risk failure. Although it may offer the potential for greater long term results, it may also result in greater price volatility.

                                   EVERGREEN
                         Select Strategic Growth Fund

                      Fund at a Glance as of June 30, 1999


                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Strategic Growth Fund is a growth-style equity product that emphasizes large and mid-sized U.S. companies. We believe that superior long-term returns can be achieved through a disciplined approach of investing in stocks with excellent historical and future earnings growth.

                                     Process

The Fund is managed by two investment professionals who utilize a unique blend of quantitative and qualitative fundamental analysis. This bottom-up stock selection process is research-intensive and identifies companies which exhibit strong current fundamentals, histories of superior earnings/dividend growth and rising earnings expectations.

                                    Benchmark

                            Russell 1000 Growth Index


                            PERFORMANCE AND RETURNS/1/

Portfolio Inception Date 12/31/94                  Class I       Class IS
Class Inception Date                               11/24/97       02/27/98
Average Annual Returns
1 year                                              19.22%         18.88%
3 years                                             27.21%         26.86%
Since Inception                                     28.77%         28.42%
12-month income dividends per share             $    0.09      $    0.04
12-month capital gain distributions per share   $    3.26      $    3.26


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]



                                                            Select Strategic
Date     Consumer Price Index - US Russell 1000 Growth       Growth Class I
 ---     ------------------------ ------------------  -----------------------
12/31/94       1,000,000               1,000,000               1,000,000
 6/30/95       1,018,704               1,202,924               1,209,022
 6/30/96       1,046,379               1,537,472               1,513,807
 6/30/97       1,070,808               2,019,276               1,999,367
 6/30/98       1,088,844               2,653,042               2,614,802
 6/30/99       1,110,220               3,376,522               3,116,891

Comparison of change in value of a $1,000,000 investment in Evergreen Select Strategic Growth Fund, Class I, the Russell 1000 Growth and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged index, which does not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class IS from 11/24/97 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I--3 year = 27.27% and since 12/31/94 = 28.85%; Class IS--3 year = 26.92% and since 12/31/94 = 28.51%.

                                   EVERGREEN
                         Select Strategic Growth Fund

                         Portfolio Manager Commentary

Portfolio Management Team

David Chow and W. Shannon Reid manage the Evergreen Select Strategic Growth Fund. They have over 29 years combined investment experience and boast a unique blend of quantitative and traditional fundamental analysis skills. Their disciplined approach promotes consistency of results and superior service.

[PHOTO OF DAVID M. CHOW APPEARS HERE]    [PHOTO OF W. SHANNON REID APPEARS HERE]
           David M. Chow                           W. Shannon Reid


Performance

Evergreen Select Strategic Growth Fund, Class I posted a 19.2% total return for the fiscal year ended June 30, 1999 versus a 27.3% return for its benchmark, the Russell 1000 Growth Index. Performance significantly trailed the benchmark after the first half of the fiscal year, as the stock market exhibited a very narrow advance in which the top 20 largest stocks within the Russell 1000 Growth Index accounted for 73% of the index's gain.

                                    Portfolio
                                 Characteristics
                                 ---------------

              Total Net Assets                       $493,769,324
              Number of Issues                                 64
              P/E Ratio                                     42.5x
              Beta                                           1.12


Market Environment

The list of financial and economic crises were multiple during the first fiscal quarter ending September 30, 1998. Much of Asia was sliding into recession, Russia was experiencing debt default and financial meltdown, and Brazil was witnessing interest rates rise above 40% in an effort to protect its currency. Amid these disasters, the Federal Reserve Board apparently felt that risks to the monetary system were so great that they coordinated a takeover of the hedge fund Long Term Capital by its creditors.

The U.S. equity market buckled under this pressure, as most major indices produced negative double-digit returns during the period. During the December quarter, however, the market rebounded. Resilient domestic economic growth, global markets' stability, and support by the Federal Reserve Board (in the form of 3 interest rate cuts) renewed investor confidence and fueled the S&P 500 Index's impressive 21.3% quarterly return, the strongest quarterly advance in twenty years.

The upward trend has continued over the past six months. Investors have shrugged off rising interest rates, choosing instead to focus on the strong economy and benign inflation.

                                   EVERGREEN
                         Select Strategic Growth Fund

                         Portfolio Manager Commentary

                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

              Information Services & Technology             19.9%
              Healthcare Products & Services                17.0%
              Retailing & Wholesale                         13.5%
              Communication Systems & Services               9.3%
              Electrical Equipment & Services                7.9%

Portfolio Activity

Technology represents the Fund's largest sector representation at 20%. Prominent holdings include well-known names such as Microsoft and Cisco, as well as lesser-known companies such as Siebel Systems and Broadvision. Despite recent significant price appreciation, our stance regarding this sector remains positive and we continue to look for attractive entry points. Our focus revolves around companies which provide solutions for the following three themes:

  . continued growth in demand for communications network bandwidth

  . increasing demand for data management and storage capacity

  . enablers of business to business e-commerce.

Healthcare is the Fund's second largest sector weighting at 17%. Pharmaceutical stocks have fallen out of favor over the past several months due to a rotation into more economically sensitive names, slowing earnings growth rates and political risk (a Medicare drug benefit is likely to be a campaign issue in the year 2000). We believe the worst is over for this group. Two of our favorites are Warner Lambert and Bristol-Meyers. Medical device stocks will trade upon their specific product cycles. Our largest holdings here include VISX Corp. and Guidant. Hospital management companies face a difficult operating environment due to rising costs and falling reimbursement rates; thus we continue to avoid this area.

Retailers account for 13% of the fund. We continue to like the prospects for companies who exhibit an ability to gain market share against the backdrop of an increasingly competitive retail environment. Major holdings include Wal-Mart, Home Depot and Best Buy.

                               Top 10 Holdings*
                               ---------------
                         (as a percentage of net assets)

              General Electric Co.                           5.8%
              Microsoft Corp.                                5.4%
              Cisco Systems, Inc.                            3.8%
              Lucent Technologies, Inc.                      3.6%
              Bristol-Myers Squibb Co.                       3.2%
              EMC Corp.                                      3.1%
              Wal-Mart Stores, Inc.                          3.1%
              Warner-Lambert Co.                             2.7%
              Home Depot, Inc.                               2.3%
              Johnson & Johnson                              2.1%

*Portfolio composition subject to change

Outlook

The Fund outperformed its benchmark in each year from 1995 through 1997. Relative performance slipped in 1998 when our bottom-up, diversified approach did not keep up with the market's narrow advance. Going forward, we will continue to adhere to our investment discipline of owning a diversified portfolio of companies, which we believe will produce superior and sustainable earnings growth. We are confident that as the stock market broadens and rewards strong fundamentals and earnings growth, our style will once again outperform.

                                   EVERGREEN
                          Select Strategic Value Fund

                      Fund at a Glance as of June 30, 1999


                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Strategic Value Fund is a value-style equity product which emphasizes large and mid-capitalization U.S. companies. This philosophy holds that stocks, over time, can become mispriced relative to their true value and that attractive opportunities can be identified through a combination of quantitative analysis and rigorous fundamental research.

                                     Process

Following the initial screen by our proprietary model which determines that a stock is selling at a reasonable valuation level, the Strategic Value team employs a labor intensive research effort in order to dig deep for clues to uncover value. Qualitative factors which are analyzed include industry leadership, quality of management, the company's current competitive position and future earnings prospects.

                                    Benchmark

                            Russell 1000 Value Index

                            PERFORMANCE AND RETURNS/1/

Portfolio Inception Date 12/31/81                  Class I        Class IS
Class Inception Date                               11/24/97       03/11/98
Average Annual Returns
1 year                                                8.85%          8.60%
3 years                                              22.28%         22.01%
5 years                                              22.14%         21.86%
10 years                                             14.87%         14.59%
Since Inception                                      17.41%         17.12%
12-month income dividends per share              $    2.93      $    2.41
12-month capital gain distributions per share    $    4.89      $    4.89


                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

Date     Consumer Price Index - US    Russell 1000 Value  Select Strategic Value Class I
 ---     -------------------------    ------------------  ------------------------------
6/30/89        1,000,000                  1,000,000                 1,000,000
6/30/90        1,046,728                  1,067,015                 1,060,827
6/30/91        1,095,890                  1,123,988                 1,039,276
6/30/92        1,129,734                  1,303,207                 1,156,546
6/30/93        1,163,570                  1,589,238                 1,417,841
6/30/94        1,192,587                  1,615,032                 1,471,162
6/30/95        1,228,848                  1,944,912                 1,883,533
6/30/96        1,262,232                  2,423,915                 2,187,321
6/30/97        1,291,700                  3,228,269                 2,959,338
6/30/98        1,313,457                  4,159,571                 3,674,144
6/30/99        1,339,243                  4,840,350                 3,999,293

Comparison of change in value of a $1,000,000 investment in Evergreen Select Strategic Value Fund, Class I, the Russell 1000 Value Index and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged index, which does not include transaction costs associated with buying and selling securities nor any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in the index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class IS from 11/24/97 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTFs) performance, adjusted for estimated mutual fund expenses. The CTFs were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTFs had been registered, their performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I--3 year =22.34%, 5 year =22.23%, 10 year = 14.96 % and since 12/31/81 = 17.51%; Class IS--3 year =
22.07%, 5 year = 21.94%, 10 year = 14.69% and since 12/31/81 = 17.23%.

                                   EVERGREEN
                          Select Strategic Value Fund

                          Portfolio Manager Commentary

Portfolio Management Team

Evergreen Select Strategic Value Fund is managed by a team of 3 portfolio managers with over 61 years of combined investment experience and expertise in value equity analysis and management. The team-oriented approach incorporates multiple perspectives to identify the most attractive opportunities in the market and ensures adherence to the style-specific objectives.

[PHOTO OF ELIZABETH SMITH APPEARS HERE]      [PHOTO OF JACK GRAY APPEARS HERE]
          Elizabeth Smith                                Jack Gray

                      [PHOTO OF TIM O'GRADY APPEARS HERE]
                                  Tim O'Grady

Performance

Evergreen Select Strategic Value Fund, Class I posted an 8.9% total return for the fiscal year ended June 30, 1999. This performance lagged the 16.4% return for the Russell 1000 Value Index. The fund underperformed the benchmark during a period in which growth stocks outpaced their value counterparts considerably. Lagging performance can also be contributed to a poor showing by the portfolio's utility holdings.

                                   Portfolio
                                 Characteristics
                                 ---------------

              Total Net Assets                       $532,805,514
              Number of Issues                                 49
              P/E Ratio                                     19.1x
              Beta                                           1.00

Market Environment

Although the U.S. economy provided a positive backdrop for the stock market with solid growth and low inflation, value stocks nevertheless experienced a turbulent fiscal year. During the first three months of the fiscal period, for example, value stocks, as measured by the Russell 1000 Value Index, declined nearly 12%, and for the entire year lagged the S&P 500 Index by 6.4%.

For the first nine months of the period, large cap growth stocks were investors' overwhelming asset class of choice. Technology stocks thrived in this environment, while more value-oriented sectors such as financials and utilities trailed far behind. As value managers, it was difficult to witness growth stocks continue to soar to new highs despite the prospect for a slower earnings growth and soaring valuation levels.

                                   EVERGREEN
                          Select Strategic Value Fund

                         Portfolio Manager Commentary

Portfolio Activity

Technology represented one of the portfolio's greatest areas of strength, and stocks purchased in this sector during the fiscal period added to the fund's performance. Underlying this exposure is an emphasis on industry leaders such as Intel and IBM, while stock-picking remains sensitive to valuation levels. During the fiscal year, these two technology stalwarts, and current holdings, posted total returns of 61% and 126%, respectively. The portfolio's overweighting in technology versus the benchmark reflects our view that technology is the single most significant trend driving the U.S. economy.

Strong stock selection among our telecommunications holdings also had a positive impact on total return. Nokia, a telecom company that supplies mobile phones as well as multi-media network terminals, was one of the top performers, up over 150% during the twelve months. Motorola and Century Telephone also posted strong returns of 81% and 31%, respectively.

                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

              Banks                                         13.5%
              Finance & Insurance                           11.7%
              Oil/Energy                                     9.3%
              Utilities-Telephone                            9.0%
              Information Services & Technology              5.2%

We began a major restructuring of our utility holdings during the second half of the fiscal year. Pinnacle West was eliminated from the portfolio due to regulatory uncertainty and initial positions were taken in ALLTEL and GTE. In the case of ALLTEL, its rural cellular and telephone assets enjoy a strong competitive position. The company's forecasted earnings per share growth rate is superior to that of its peers, while its current valuation, we feel, does not reflect this growth. GTE is the largest United States based local telephone company and second largest provider of cellular service.

Within basic industry we added Mead and Hercules, the effect of which moved our sector policy to a slight overweight from a neutral stance from earlier in the period. Mead Corporation, a leading company in the paper and forest products industry, trades at a significant discount (15-20%) to its peers, where historically the shares have traded at parity or at a slight premium to the group.

                                   EVERGREEN
                          Select Strategic Value Fund

                         Portfolio Manager Commentary

                                Top 10 Holdings*
                                ---------------
                        (as a percentage of net assets)

              Mobil Corp.                                    4.0%
              Chase Manhattan Corp.                          3.7%
              Citigroup, Inc.                                3.7%
              GTE Corp.                                      3.6%
              International Business Machines Corp.          3.4%
              Mellon Bank Corp.                              3.2%
              AT&T Corp.                                     3.1%
              Williams Companies, Inc.                       3.1%
              Alcoa, Inc.                                    3.0%
              Koninklijke (Royal) Philips Electronics NV     2.9%

*Portfolio composition subject to change

Outlook

As we enter the final six months of 1999, from a valuation perspective, value stocks remain inexpensive relative to growth. The relative price earnings multiple (defined as the Russell 1000 Growth Index divided by the Russell 1000 Value Index price earnings multiple) for growth stocks still commands a 60% premium over value stocks, compared to an eighteen year average of 40%. Our sense is "old generals", i.e., growth stock leadership never dies it just fades away. In other words, we do not expect a pendulum swing to value from the growth leadership to develop overnight. It is reasonable to presume the movement towards value, i.e., the foot soldiers, will be a slow process, aided and abetted by further evidence of stronger than anticipated economic growth and the wide relative valuation gap between styles.

                                   EVERGREEN
                              Select Balanced Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (a)
 CLASS I
 Net asset value
  beginning of period        $  13.39        $  12.58
                             --------        --------
 Income from investment
  operations
 Net investment income           0.46            0.16
 Net realized and
  unrealized gain on
  securities                     0.27            0.81
                             --------        --------
 Total from investment
  operations                     0.73            0.97
                             --------        --------
 Distributions to
  shareholders from
 Net realized gains on
  securities                    (0.14)              0
                             --------        --------
 Net investment income          (0.42)          (0.16)
 Total distributions            (0.56)          (0.16)
                             --------        --------
 Net asset value end of
  period                     $  13.56        $  13.39
                             --------        --------
 Total return                    5.70%           7.76%
 Ratios/supplemental data
 Net assets end of period
  (thousands)                $658,733        $723,850
 Ratios to average net
  assets
 Expenses++                      0.69%           0.70%+
 Net investment income           3.47%           2.80%+
 Portfolio turnover rate           60%             37%


                            Year Ended     Period Ended
                           June 30, 1999 June 30, 1998 (b)
 CLASS IS
 Net asset value
  beginning of period        $  13.42        $  13.34
                             --------        --------
 Net realized and
  unrealized gain on
  securities                     0.35            0.09
                             --------        --------
 Total from investment
  operations                     0.70            0.16
                             --------        --------
 Income from investment
  operations
 Net investment income           0.35            0.07
 Net realized gains on
  securities                    (0.14)              0
                             --------        --------
 Total distributions            (0.53)          (0.08)
                             --------        --------
 Net asset value end of
  period                     $  13.59        $  13.42
                             --------        --------
 Distributions to
  shareholders from
 Net investment income          (0.39)          (0.08)
 Total return                    5.43%           1.23%
 Ratios/supplemental data
 Net assets end of period
  (thousands)                $    405        $    215
 Ratios to average net
  assets
 Expenses++                      0.93%           0.95%+
 Net investment income           3.35%           2.58%+
 Portfolio turnover rate           60%             37%

(a) For the period from January 22, 1998 (commencement of Class operations) to June 30, 1998.
(b) For the period from April 9, 1998 (commencement of Class operations) to June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Core Equity Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period           $    92.59      $    82.97
                                               ----------      ----------
 Income from investment operations
 Net investment income                               0.72            0.51
 Net realized and unrealized gains or losses
  on securities                                      7.51            9.62
                                               ----------      ----------
 Total from investment operations                    8.23           10.13
                                               ----------      ----------
 Distributions to shareholders from
 Net investment income                              (0.69)          (0.51)
 Net realized gains                                 (7.83)              0
                                               ----------      ----------
 Total distributions to shareholders                (8.52)          (0.51)
                                               ----------      ----------
 Net asset value, end of period                $    92.30      $    92.59
                                               ----------      ----------
 Total return                                        9.82%          12.23%
 Ratios/supplemental data
 Net assets, end of period (thousands)         $1,913,483      $1,952,436
 Ratios to average net assets
 Expenses++                                          0.67%           0.70%+
 Net investment income                               0.83%           0.96%+
 Portfolio turnover rate                               55%             22%


                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period           $    87.33      $    80.21
                                               ----------      ----------
 Income from investment operations
 Net investment income                               0.48            0.27
 Net realized and unrealized gains or losses
  on securities                                      7.02            7.16
                                               ----------      ----------
 Total from investment operations                    7.50            7.43
                                               ----------      ----------
 Distributions to shareholders from
 Net investment income                              (0.46)          (0.31)
 Net realized gains                                 (7.83)              0
                                               ----------      ----------
 Total distributions to shareholders                (8.29)          (0.31)
                                               ----------      ----------
 Net asset value, end of period                $    86.54      $    87.33
                                               ----------      ----------
 Total return                                        9.53%           9.27%
 Ratios/supplemental data
 Net assets, end of period (thousands)         $   30,240      $   18,244
 Ratios to average net assets
 Expenses++                                          0.92%           0.95%+
 Net investment income                               0.56%           0.60%+
 Portfolio turnover rate                               55%             22%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from February 4, 1998 (commencement of Class operations) to June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Diversified Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $  26.22        $  23.81
                                                --------        --------
 Income from investment operations
 Net investment income                              0.22            0.14
 Net realized and unrealized gains or losses
  on securities and futures contracts               2.06            2.41
                                                --------        --------
 Total from investment operations                   2.28            2.55
                                                --------        --------
 Distributions to shareholders from
 Net investment income                             (0.20)          (0.14)
 Net realized gains                                (0.65)              0
                                                --------        --------
 Total distributions to shareholders               (0.85)          (0.14)
                                                --------        --------
 Net asset value, end of period                 $  27.65        $  26.22
                                                --------        --------
 Total return                                       9.08%          10.72%
 Ratios/supplemental data
 Net assets, end of period (thousands)          $606,355        $797,352
 Ratios to average net assets
  Expenses++                                        0.62%           0.68%+
  Net investment income                             0.88%           1.24%+
 Portfolio turnover rate                              76%             56%

                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period            $  25.93        $  26.56
                                                --------        --------
 Income from investment operations
 Net investment income                              0.12            0.06
 Net realized and unrealized gains or losses
  on securities and futures contracts               2.07           (0.64)
                                                --------        --------
 Total from investment operations                   2.19           (0.58)
                                                --------        --------
 Distributions to shareholders from
 Net investment income                             (0.14)          (0.05)
 Net realized gains                                (0.65)              0
                                                --------        --------
 Total distributions to shareholders               (0.79)          (0.05)
                                                --------        --------
 Net asset value, end of period                 $  27.33        $  25.93
                                                --------        --------
 Total return                                       8.77%         (2.19%)
 Ratios/supplemental data
 Net assets, end of period (thousands)          $  1,384        $    210
 Ratios to average net assets
  Expenses++                                        0.88%           0.93%+
  Net investment income                             0.62%           0.80%+
 Portfolio turnover rate                              76%             56%

(a) For the period from January 22, 1998 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 31, 1998 (commencement of Class operations) to June 30, 1998.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Large Cap Blend Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended       Period Ended
                                       June 30, 1999 (d) June 30, 1998 (a)
 CLASS I (c)
 Net asset value, beginning of period      $  50.74          $  45.05
                                           --------          --------
 Income from investment operations
 Net investment income                         0.40              0.23
 Net realized and unrealized gains or
  losses on securities                         2.81              5.70
                                           --------          --------
 Total from investment operations              3.21              5.93
                                           --------          --------
 Distributions to shareholders from
 Net investment income                        (0.40)            (0.24)
 Net realized gains                           (5.20)                0
                                           --------          --------
 Total distributions                          (5.60)            (0.24)
                                           --------          --------
 Net asset value, end of period            $  48.35          $  50.74
                                           --------          --------
 Total return                                  7.12%            13.18%
 Ratios/supplemental data
 Net assets end of period (thousands)      $438,375          $497,534
 Ratios to average net assets
  Expenses++                                   0.68%             0.71%+
  Net investment income                        0.79%             0.80%+
 Portfolio turnover rate                         46%               42%


                                          Year Ended       Period Ended
                                         June 30, 1999   June 30, 1998 (b)
 CLASS IS
 Net asset value, beginning of period      $  50.74          $  49.75
                                           --------          --------
 Income from investment operations
 Net investment income                         0.28              0.08
 Net realized and unrealized gains or
  losses on securities                         2.81              1.00
                                           --------          --------
 Total from investment operations              3.09              1.08
                                           --------          --------
 Distributions to shareholders from
 Net investment income                        (0.30)            (0.09)
 Net realized gains                           (5.20)                0
                                           --------          --------
 Total distributions                          (5.50)            (0.09)
                                           --------          --------
 Net asset value, end of period            $  48.33          $  50.74
                                           --------          --------
 Total return                                  6.83%             2.17%
 Ratios/supplemental data
 Net assets end of period (thousands)      $    382          $    301
 Ratios to average net assets
  Expenses++                                   0.93%             0.96%+
  Net investment income                        0.53%             0.57%+
 Portfolio turnover rate                         46%               42%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of Class operations) to June 30, 1998.
(c) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.
(d) The Fund redesignated $0.02 per share for Class I and IS of distributions from net investment income declared after January 1, 1999, as capital gains distributions after January 1, 1999.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Small Cap Growth Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                            Year Ended  Period Ended
                            Year Ended     Period Ended    February 28, February 28,   Period Ended
                           June 30, 1999 June 30, 1998 (c)    1998 #     1997 (b) #  June 30, 1996 (a)
 CLASS I
 Net asset value
  beginning of period         $ 13.12         $ 13.23        $ 11.28       $11.65         $10.00
                              -------         -------        -------       ------         ------
 Income from investment
  operations
 Net investment loss            (0.08)          (0.03)         (0.06)       (0.04)         (0.03)
 Net realized and
  unrealized gain or loss
  on securities                  0.63           (0.08)          2.48        (0.16)          1.68
                              -------         -------        -------       ------         ------
 Total from investment
  operations                     0.55           (0.11)          2.42        (0.20)          1.65
                              -------         -------        -------       ------         ------
 Distributions to
  shareholders from
 Net realized gains             (0.02)              0          (0.47)       (0.17)             0
                              -------         -------        -------       ------         ------
 Total distributions            (0.02)              0          (0.47)       (0.17)             0
                              -------         -------        -------       ------         ------
 Net asset value end of
  period                      $ 13.65         $ 13.12        $ 13.23       $11.28         $11.65
                              -------         -------        -------       ------         ------
 Total return                    4.22%         (0.83%)         21.67%      (1.75%)         16.50%
 Ratios/supplemental data
 Net assets end of period
  (thousands)                 $70,114         $69,283        $47,524       $2,888         $2,446
 Ratios to average net
  assets
  Expenses++                     1.02%           1.01%+         0.92%        1.00%+         1.00%+
  Net investment loss           (0.68%)         (0.62%)+       (0.48%)      (0.57%)+       (0.45%)+
 Portfolio turnover rate          165%             54%           166%         123%            57%

(a) For the period from December 28, 1995 (commencement of Class operations) to June 30, 1996
(b) For the period form July 1, 1996 to February 28, 1997. The Fund changed its fiscal year end from June 30 to February 28, effective February 28, 1997.
(c) For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and ex-
   cludes fee credits.
 # Net investment loss based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Select Small Company Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $  10.09         $ 10.00
                                                --------         -------
 Income from investment operations
 Net investment income                              0.03            0.04
 Net realized and unrealized gains or losses
  on securities                                    (1.12)           0.09
                                                --------         -------
 Total from investment operations                  (1.09)           0.13
                                                --------         -------
 Distributions to shareholders from
 Net investment income                             (0.03)          (0.04)
 Net realized gains                                (0.03)              0
                                                --------         -------
 Total distributions to shareholders               (0.06)          (0.04)
                                                --------         -------
 Net asset value, end of period                 $   8.94         $ 10.09
                                                --------         -------
 Total return                                    (10.73%)           1.28%
 Ratios/supplemental data
 Net assets, end of period (thousands)          $108,180         $77,647
 Ratios to average net assets
  Expenses++                                        0.97%           1.01%+
  Net investment income                             0.29%           0.68%+
 Portfolio turnover rate                              48%             23%


                                                               Period Ended
                                                            June 30, 1999 # (b)
 CLASS IS
 Net asset value beginning of period                               $8.56
                                                                   -----
 Income from investment operations
 Net investment income                                                 0
 Net realized and unrealized gains or losses on securities          0.08
                                                                   -----
 Total from investment operations                                   0.08
                                                                   -----
 Net asset value, end of period                                    $8.64
                                                                   -----
 Total return                                                       0.99%
 Ratios/supplemental data
 Net assets, end of period (thousands)                             $   1
 Ratios to average net assets
  Expenses++                                                        1.24%+
  Net investment income                                             0.00%+
  Portfolio turnover rate                                              48%

(a) For the period from December 23,1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from December 31,1998 (commencement of Class operations) to June 30, 1999.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and ex-
   cludes fee credits.
 # Net investment income or loss based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Social Principles Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended     Period Ended
                                                 June 30, 1999 June 30, 1998 (a)
 CLASS I (c)
 Net asset value beginning of period               $  38.95        $  36.65
                                                   --------        --------
 Income from investment operations
 Net investment income                                 0.11            0.03
 Net realized and unrealized gain on securities        0.09            2.31
                                                   --------        --------
 Total from investment operations                      0.20            2.34
                                                   --------        --------
 Distributions to shareholders from
 Net investment income                                (0.14)          (0.04)
 Net realized gains on securities                     (2.10)              0
                                                   --------        --------
 Total distributions                                  (2.24)          (0.04)
                                                   --------        --------
 Net asset value end of period                     $  36.91        $  38.95
                                                   --------        --------
 Total return                                          0.90%           6.38%
 Ratios/supplemental data
 Net assets end of period (thousands)              $134,476        $177,187
 Ratios to average net assets
  Expenses++                                           0.84%           0.86%+
  Net investment income                                0.33%           0.12%+
 Portfolio turnover rate                                 36%             24%


                                                  Year Ended     Period Ended
                                                 June 30, 1999 June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period               $  38.94        $  38.44
                                                   --------        --------
 Income from investment operations
 Net investment loss                                  (0.04)          (0.01)
 Net realized and unrealized gain on securities        0.14            0.52
                                                   --------        --------
 Total from investment operations                      0.10            0.51
                                                   --------        --------
 Distributions to shareholders from
 Net investment income                                (0.08)          (0.01)
 Net realized gains on securities                     (2.10)              0
                                                   --------        --------
 Total distributions                                  (2.18)          (0.01)
                                                   --------        --------
 Net asset value end of period                     $  36.86        $  38.94
                                                   --------        --------
 Total return                                          0.64%           1.32%
 Ratios/supplemental data
 Net assets end of period (thousands)              $     60        $    205
 Ratios to average net assets:
  Expenses++                                           1.09%           1.11%+
  Net investment income or loss                        0.06%          (0.12%)+
 Portfolio turnover rate                                 36%             24%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of Class operations) to June 30, 1998.
(c) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Special Equity Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                Year Ended          Period Ended
                              Year Ended June 30,           Period Ended   October 31, 1995 (b) October 31, 1994 (a)
                            ----------------------------      June 30,     ------------------- -------------------
                            1999 (f)    1998      1997    1996 (c) (d) (e)     Retail Class        Original Class
 CLASS I
 Net asset value
  beginning of period       $  11.25   $ 11.27   $ 11.86      $ 11.42            $  9.37              $ 10.00
                            --------   -------   -------      -------            -------              -------
 Income from investment
  operations
 Net investment income or
  loss                         (0.02)    (0.05)     0.02         0.07               0.12                 0.06
 Net realized and
  unrealized gains or
  losses on
  securities                    4.15      1.52      1.81         2.13               2.12                (0.63)
                            --------   -------   -------      -------            -------              -------
 Total from investment
  operations                    4.13      1.47      1.83         2.20               2.24                (0.57)
                            --------   -------   -------      -------            -------              -------
 Distributions to
  shareholders from
 Net investment income             0         0     (0.03)       (0.07)             (0.12)               (0.06)

 Net realized gains            (1.18)    (1.49)    (2.39)       (1.69)             (0.07)                   0
                            --------   -------   -------      -------            -------              -------
 Total distributions to
  shareholders                 (1.18)    (1.49)    (2.42)       (1.76)             (0.19)               (0.06)
                            --------   -------   -------      -------            -------              -------
 Net asset value, end of
  period                    $  14.20   $ 11.25   $ 11.27      $ 11.86            $ 11.42              $  9.37
                            --------   -------   -------      -------            -------              -------
 Total return                  42.02%    14.23%    17.94%       22.27%             24.44%               (5.72%)
 Ratios/supplemental data
 Net assets, end of
  period (thousands)        $116,966   $73,981   $71,980      $63,680            $57,396              $10,069
 Ratios to average net
  assets
 Expenses++                     1.06%     1.10%     0.84%        0.34%+             0.32%                0.15%+
 Net investment income or
  loss                         (0.36%)   (0.48%)    0.19%        0.94%+             1.14%                1.06%+
 Portfolio turnover rate          99%       62%       74%          72%               129%                  39%

(a) For the period from March 15, 1994 (commencement of Class operations) to October 31, 1994.
(b) On February 21, 1995, the shares of the Fund were redesignated as either Retail or Institutional shares. On that date, the Fund's net investment in-come, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each Class of shares. The basis for the allocation was the relative net assets of each Class of shares as of Febru-ary 21, 1995. The results were combined with the results of operations and distributions for each applicable Class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Finan-cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this al-location.
(c) For the period from November 1, 1995 to June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(d) On April 15, 1996, the Conestoga Special Equity Fund was acquired by the CoreFund Special Equity Fund ("CoreFund").
(e) On April 15, 1996, the Institutional Class shares of the CoreFund were ex-changed for Class Y shares and the Retail Class shares of the Core Fund were exchanged for Class A shares of the CoreFund.
(f) On July 24, 1998, the assets and certain liabilities of CoreFund were ac-quired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class Y became owners of that number of shares of Special Equity Fund, Class I having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting sur-vivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
 + Annualized
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Special Equity Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                               Year Ended          Period Ended
                             Year Ended June 30,          Period Ended    October 31, 1995 (b) October 31, 1994 (a)
                            -------------------------       June 30,      ------------------- -------------------
                            1999 (f)   1998     1997     1996 (c) (d) (e)     Retail Class        Original Class
 CLASS IS
 Net asset value
  beginning of period        $11.18   $11.25   $11.85        $11.42              $ 9.37              $ 10.00
                             ------   ------   ------        ------              ------              -------
 Income from investment
  operations
 Net investment income or
  loss                        (0.06)   (0.10)       0          0.08                0.12                 0.06
 Net realized and
  unrealized gains or
  losses on securities         4.11     1.52     1.81          2.11                2.12                (0.63)
                             ------   ------   ------        ------              ------              -------
 Total from investment
  operations                   4.05     1.42     1.81          2.19                2.24                (0.57)
                             ------   ------   ------        ------              ------              -------
 Distributions to
  shareholders from
 Net investment income            0        0    (0.02)        (0.07)              (0.12)               (0.06)
 Net realized gains           (1.18)   (1.49)   (2.39)        (1.69)              (0.07)                   0
                             ------   ------   ------        ------              ------              -------

 Total distributions to
  shareholders                (1.18)   (1.49)   (2.41)        (1.76)              (0.19)               (0.06)
                             ------   ------   ------        ------              ------              -------
 Net asset value, end of
  period                     $14.05   $11.18   $11.25        $11.85              $11.42              $  9.37
                             ------   ------   ------        ------              ------              -------
 Total return                 41.55%   13.78%   17.73%        22.14%              24.44%               (5.72%)
 Ratios/supplemental data
 Net assets, end of
  period (thousands)         $4,043   $2,981   $2,347        $1,144              $  734              $10,069
 Ratios to average net
  assets
 Expenses++                    1.31%    1.35%    1.14%         0.37%+              0.27%                0.15%+
 Net investment income or
  loss                        (0.61%)  (0.73%)  (0.12%)        0.91%+              1.29%                1.06%+
 Portfolio turnover rate         99%      62%      74%           72%                129%                  39%

(a) For the period from March 15, 1994 (commencement of Class operations) to October 31, 1994.
(b) On February 21, 1995, the shares of the Fund were redesignated as either Retail or Institutional shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each Class of shares. The basis for the allocation was the relative net assets of each Class of shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable Class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this location.
(c) For the period from November 1, 1995 to June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(d) On April 15, 1996, the Conestoga Special Equity Fund was acquired by the CoreFund Special Equity Fund ("CoreFund").
(e) On April 15, 1996, the Institutional Class shares of the CoreFund were exchanged for Class Y shares and the Retail Class shares of the Core Fund were exchanged for Class A shares of the CoreFund.
(f) On July 24, 1998, the assets and certain liabilities of CoreFund were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class A and Class B became owners of that number of shares of Special Equity Fund, Class IS having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Growth Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (a)
 CLASS I
 Net asset value, beginning of period           $  38.41        $  32.45
                                                --------        --------
 Income from investment operations
 Net investment income                              0.08            0.04
 Net realized and unrealized gains or losses
  on securities                                     6.80            5.96
                                                --------        --------
 Total from investment operations                   6.88            6.00
                                                --------        --------
 Distributions to shareholders from
 Net investment income                             (0.09)          (0.04)
 Net realized gains                                (3.26)              0
                                                --------        --------
 Total distributions                               (3.35)          (0.04)
                                                --------        --------
 Net asset value, end of period                 $  41.94        $  38.41
                                                --------        --------
 Total return                                      19.22%          18.53%
 Ratios/supplemental data
 Net assets end of period (thousands)           $481,119        $321,532
 Ratios to average net assets
 Expenses++                                         0.72%           0.72%+
 Net investment income                              0.24%           0.19%+
 Portfolio turnover rate                             155%             80%


                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (b)
 CLASS IS
 Net asset value, beginning of period           $  38.36        $  36.10
                                                --------        --------
 Income from investment operations
 Net investment income or loss                      0.04           (0.08)
 Net realized and unrealized gains or losses
  on securities                                     6.73            2.34
                                                --------        --------
 Total from investment operations                   6.77            2.26
                                                --------        --------
 Distributions to shareholders from
 Net investment income                             (0.04)              0
 Net realized gains                                (3.26)              0
                                                --------        --------
 Total distributions                               (3.30)              0
                                                --------        --------
 Net asset value, end of period                 $  41.83        $  38.36
                                                --------        --------
 Total return                                      18.88%           6.29%
 Ratios/supplemental data
 Net assets end of period (thousands)           $ 12,650        $  2,373
 Ratios to average net assets
 Expenses++                                         0.97%           0.97%+
 Net investment loss                               (0.03%)         (0.27%)+
 Portfolio turnover rate                             155%             80%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from February 27, 1998 (commencement of Class operations) to June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (a)
 CLASS I
 Net asset value, beginning of period           $ 226.02        $ 203.35
                                                --------        --------
 Income from investment operations
 Net investment income                              3.31            1.60
 Net realized and unrealized gains or losses
  on securities                                    15.66           22.67
                                                --------        --------
 Total from investment operations                  18.97           24.27
                                                --------        --------
 Distributions to shareholders from
 Net investment income                             (2.93)          (1.60)
 Net realized gains                                (4.89)              0
                                                --------        --------
 Total distributions to shareholders               (7.82)          (1.60)
                                                --------        --------
 Net asset value, end of period                 $ 237.17        $ 226.02
                                                --------        --------
 Total return                                       8.85%          11.95%
 Ratios/supplemental data
 Net assets, end of period (thousands)          $530,995        $287,194
 Ratios to average net assets
  Expenses++                                        0.71%           0.75%+
  Net investment income                             1.61%           1.26%+
 Portfolio turnover rate                              41%             12%


                                               Year Ended     Period Ended
                                              June 30, 1999 June 30, 1998 (b)
 CLASS IS
 Net asset value, beginning of period           $ 226.04        $ 223.08
                                                --------        --------
 Income from investment operations
 Net investment income                              2.87            0.61
 Net realized and unrealized gains or losses
  on securities                                    15.62            3.13
                                                --------        --------
 Total from investment operations                  18.49            3.74
                                                --------        --------
 Distributions to shareholders from
 Net investment income                             (2.41)          (0.78)
 Net realized gains                                (4.89)              0
                                                --------        --------
 Total distributions to shareholders               (7.30)          (0.78)
                                                --------        --------
 Net asset value, end of period                 $ 237.23        $ 226.04
                                                --------        --------
 Total return                                       8.60%           1.68%
 Ratios/supplemental data
 Net assets, end of period (thousands)          $  1,810        $  1,327
 Ratios to average net assets
  Expenses++                                        0.96%           1.00%+
  Net investment income                             1.34%           0.93%+
 Portfolio turnover rate                              41%             12%

(a) For the period from November 24, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of Class operations) to June 30, 1998.
 +  Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Balanced Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 55.3%
             Automotive Equipment & Manufacturing - 1.4%
      78,900 Ford Motor Co.......................................   $  4,452,919
      81,000 Goodyear Tire & Rubber Co...........................      4,763,812
                                                                    ------------
                                                                       9,216,731
                                                                    ------------
             Banks - 4.7%
     136,900 Bank One Corp.......................................      8,154,106
     136,000 BankAmerica Corp....................................      9,970,500
      83,200 BankBoston Corp.....................................      4,253,600
     108,800 Fleet Financial Group, Inc..........................      4,828,000
      95,600 Mellon Bank Corp....................................      3,477,450
                                                                    ------------
                                                                      30,683,656
                                                                    ------------
             Chemical & Agricultural
              Products - 0.6%
     105,200 Monsanto Co.........................................      4,148,825
                                                                    ------------
             Communication Systems & Services - 5.5%
     234,000 *Cisco Systems, Inc.................................     15,049,125
      95,100 Lucent Technologies, Inc............................      6,413,306
     172,000 *MCI WorldCom, Inc..................................     14,802,750
                                                                    ------------
                                                                      36,265,181
                                                                    ------------
             Consumer Products &
              Services - 1.6%
      31,800 Gillette Co.........................................      1,303,800
     106,700 Procter & Gamble Co.................................      9,522,975
                                                                    ------------
                                                                      10,826,775
                                                                    ------------
             Diversified Companies - 2.5%
      41,700 Textron, Inc........................................      3,432,431
     136,800 Tyco International Ltd..............................     12,961,800
                                                                    ------------
                                                                      16,394,231
                                                                    ------------
             Electrical Equipment &
              Services - 2.0%
     114,500 General Electric Co.................................     12,938,500
                                                                    ------------
             Environmental Services - 1.6%
     197,900 Waste Management, Inc...............................     10,637,125
                                                                    ------------
             Finance & Insurance - 5.0%
     204,700 Allstate Corp.......................................      7,343,612
      32,000 American International Group, Inc...................      3,746,000
     208,050 Citigroup, Inc......................................      9,882,375
     128,200 Federal National Mortgage Assoc.....................      8,765,675
      39,700 Merrill Lynch & Co., Inc............................      3,173,519
                                                                    ------------
                                                                      32,911,181
                                                                    ------------
             Food & Beverage Products - 3.8%
      68,100 Anheuser Busch Companies, Inc.......................      4,830,844
      83,900 Coca Cola Co........................................      5,243,750
      65,800 *Kroger Co..........................................      1,838,288
      90,000 Nabisco Holdings Corp. Cl. A........................      3,892,500
      95,100 Philip Morris Companies, Inc........................      3,821,831
     104,800 *Safeway, Inc.......................................      5,187,600
                                                                    ------------
                                                                      24,814,813
                                                                    ------------

   Shares                                                           Value

 COMMON STOCKS - continued
             Healthcare Products & Services - 5.5%
     106,300 Bristol-Myers Squibb Co..........................   $  7,487,506
      46,487 Johnson & Johnson................................      4,555,726
      24,700 McKesson HBOC, Inc...............................        793,488
      35,300 Merck & Co., Inc.................................      2,612,200
      83,900 Pfizer, Inc......................................      9,208,025
      45,000 Pharmacia & Upjohn, Inc..........................      2,556,562
     134,000 Warner-Lambert Co................................      9,296,250
                                                                 ------------
                                                                   36,509,757
                                                                 ------------
             Information Services & Technology - 8.4%
      59,500 *America Online, Inc.............................      6,574,750
     321,900 Compaq Computer Corp.............................      7,625,006
     174,600 *Compuware Corp..................................      5,554,463
     109,800 *EMC Corp........................................      6,039,000
      97,000 Intel Corp.......................................      5,771,500
      67,900 International Business Machines Corp.............      8,776,075
     167,400 *Microsoft Corp..................................     15,097,387
                                                                 ------------
                                                                   55,438,181
                                                                 ------------
             Metal Products & Services - 0.8%
      85,500 Alcoa, Inc.......................................      5,290,313
                                                                 ------------
             Oil/Energy - 2.7%
      90,800 Mobil Corp.......................................      8,989,200
     140,400 Texaco, Inc......................................      8,775,000
                                                                 ------------
                                                                   17,764,200
                                                                 ------------
             Paper & Packaging - 0.2%
      23,100 International Paper Co...........................      1,166,550
                                                                 ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 2.4%
     143,500 News Corp, Ltd...................................      5,067,344
      43,700 Omnicom Group, Inc...............................      3,496,000
      96,900 Time Warner, Inc.................................      7,122,150
                                                                 ------------
                                                                   15,685,494
                                                                 ------------
             Retailing & Wholesale - 2.6%
     250,700 Dayton Hudson Corp...............................     16,295,500
      19,500 Lowe's Companies, Inc............................      1,105,406
                                                                 ------------
                                                                   17,400,906
                                                                 ------------
             Telecommunication Services & Equipment - 0.2%
      42,200 Centurytel, Inc..................................      1,677,450
                                                                 ------------
             Transportation - 0.7%
     142,200 Burlington Northern Santa Fe Corp................      4,408,200
                                                                 ------------
             Utilities - Electric - 1.4%
     186,600 Cinergy Corp.....................................      5,971,200
      60,205 Duke Power Co....................................      3,273,647
                                                                 ------------
                                                                    9,244,847
                                                                 ------------
             Utilities - Telephone - 1.7%
     147,600 GTE Corp.........................................     11,180,700
                                                                 ------------
             Total Common Stocks
              (cost $300,580,380).............................    364,603,616
                                                                 ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Balanced Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

  Principal
   Amount                                                           Value

 CORPORATE BONDS - 13.5%
             Aerospace & Defense - 0.9%
 $ 5,371,000 Jet Equipment Trust 144A
              9.41%, 6/15/2010................................      5,961,633
                                                                 ------------
             Banks - 2.2%
 $ 2,302,000 Boatmen's Bancshares, Inc.
              6.75%, 3/15/2003................................   $  2,312,762
   3,836,000 First Chicago Corp.
              9.875%, 8/15/2000...............................      3,989,681
   7,673,000 NationsBank Corp.
              7.625%, 4/15/2005...............................      8,015,024
                                                                 ------------
                                                                   14,317,467
                                                                 ------------
             Chemical & Agricultural
              Products - 0.6%
   3,836,000 Dow Chemical Co. 8.625%, 4/1/2006................      4,177,178
                                                                 ------------
             Communication Systems &  Services - 1.3%
   9,000,000 Comcast Cable Communications I 6.20%,
              11/15/2008......................................      8,395,497
                                                                 ------------
             Consumer Products &
              Services - 0.5%
   3,299,000 Stanley Works
              7.375%, 12/15/2002..............................      3,356,963
                                                                 ------------
             Finance & Insurance - 4.1%
   4,220,000 Dean Witter, Discover & Co.
              6.75%, 10/15/2013...............................      4,128,257
   4,200,000 General Electric Capital Corp.
              8.75%, 3/14/2003................................      4,528,885
   2,110,000 International Bank For Reconstruction &
              Development Co. COLTS
              7.95%, 5/15/2016................................      2,364,086
   5,000,000 Liberty Financial Cos. Incorporated 7.625%,
              11/15/2028......................................      4,923,970
   7,673,000 Loews Corp.
              6.75%, 12/15/2006...............................      7,503,043
   3,836,000 Merrill Lynch & Co., Inc. 7.00%, 4/27/2008.......      3,810,311
                                                                 ------------
                                                                   27,258,552
                                                                 ------------
             Food & Beverage Products - 0.6%
   3,836,000 General Mills, Inc.
              9.00%, 12/20/2002...............................      4,122,960
                                                                 ------------
             Healthcare Products & Services - 0.6%
   3,836,000 Baxter International
              7.25%, 2/15/2008................................      3,895,143
                                                                 ------------
             Industrial Specialty Products &  Services - 0.2%
   1,074,000 Waste Management, Inc.
              8.75%, 5/1/2018.................................      1,181,225
                                                                 ------------
             Oil/Energy - 1.3%
   3,069,000 Atlantic Richfield Co.
              9.00%, 4/1/2021.................................      3,682,668
   5,000,000 Calenergy Incorporated
              7.52%, 9/15/2008................................      5,004,365
                                                                 ------------
                                                                    8,687,033
                                                                 ------------

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Paper & Packaging - 0.8%
 $ 5,000,000 Donohue Forest Products Inc
              7.625%, 5/15/2007.................................   $  5,060,685
                                                                   ------------
             Utilities - Electric - 0.4%
   2,762,000 Union Electric Co.
              8.00%, 12/15/2022.................................      2,761,829
                                                                   ------------
             Total Corporate Bonds
              (cost $94,170,987)................................     89,176,165
                                                                   ------------
 YANKEE OBLIGATIONS - 0.6%
   3,836,000 Province of Ontario, Canada
              7.75%, 6/4/2002
              (cost, $4,112,729)................................      3,973,636
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.1%
             Mortgage Pass-Through  Certificates - 0.8%
             Government National Mortgage Association
   1,027,828  8.50%, 5/15/2021..................................      1,077,568
     479,165  8.50%, 7/15/2021..................................        502,353
   1,350,940  8.50%, 6/15/2022..................................      1,416,316
     753,200  9.00%, 9/15/2021..................................        800,342
     837,656  9.00%, 10/15/2021.................................        890,085
     563,028  9.50%, 2/15/2021..................................        607,257
                                                                   ------------
                                                                      5,293,921
                                                                   ------------
             Treasury Notes & Bonds - 29.3%
             U.S. Treasury Bonds
  15,346,000  7.625%, 2/15/2007.................................     15,916,687
  16,800,000  7.875%, 2/15/2021.................................     19,902,758
   4,000,000  8.75%, 5/15/2017..................................      5,035,000
  16,113,000  8.875%, 8/15/2017.................................     20,528,977
  17,428,000  9.125%, 5/15/2018.................................     22,781,673
             U.S. Treasury Notes
  17,800,000  5.875%, 7/31/1999.................................     17,816,696
  14,650,000  6.00%, 8/15/1999..................................     14,677,469
  14,500,000  6.625%, 4/30/2002.................................     14,867,038
  12,579,000  7.75%, 11/30/1999.................................     12,720,514
  47,173,000  7.75%, 2/15/2001..................................     48,809,337
                                                                   ------------
                                                                    193,056,149
                                                                   ------------
             Total U.S. Government & Agency Obligations (cost
              $204,274,857).....................................    198,350,070
                                                                   ------------
 SHORT-TERM INVESTMENTS - 0.9%
             Repurchase Agreement - 0.9%
   5,783,790 Dresdner Bank AG Repo 4.75%, purchased 6/30/1999, maturing 7/1/1999, maturity value $5,784,553
              (cost $5,783,790) (a).............................      5,783,790
                                                                   ------------

             Total Investments -
              (cost $608,922,743)........................   100.4%  661,887,277
             Other Assets and Liabilities - net..........    (0.4)   (2,749,470)
                                                            -----  ------------
             Net Assets..................................   100.0% $659,137,807
                                                            =====  ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Balanced Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
*    Non-income producing security
144A Securities that may be resold to "qualified institutional buyers" under rule 144A of the securities act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.

Summary of Abbreviations:
COLTS Continuously Offered Longer-term Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Core Equity Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 97.2%
             Automotive Equipment &  Manufacturing - 1.3%
     235,000 Arvin Industries, Inc. .............................   $  8,900,625
     280,000 Ford Motor Co. .....................................     15,802,500
                                                                    ------------
                                                                      24,703,125
                                                                    ------------
             Banks - 5.5%
     300,000 Bank One Corp. .....................................     17,868,750
     525,000 BankAmerica Corp. ..................................     38,489,063
     225,000 BankBoston Corp. ...................................     11,503,125
     240,000 Chase Manhattan Corp. ..............................     20,790,000
     205,000 Fleet Financial Group, Inc. ........................      9,096,875
     250,000 US Bancorp..........................................      8,500,000
                                                                    ------------
                                                                     106,247,813
                                                                    ------------
             Building, Construction &  Furnishings - 0.1%
      80,000 Masco Corp. ........................................      2,310,000
                                                                    ------------
             Business Equipment &
              Services - 0.5%
     850,000 *Office Max, Inc. ..................................     10,200,000
                                                                    ------------
             Capital Goods - 0.3%
     135,000 Deere & Co. ........................................      5,349,375
                                                                    ------------
             Chemical & Agricultural  Products - 1.4%
     300,000 *Cytec Industries, Inc. ............................      9,562,500
     260,000 Du Pont (E. I.) De Nemours & Co. ...................     17,761,250
                                                                    ------------
                                                                      27,323,750
                                                                    ------------
             Communication Systems &  Services - 5.2%
     680,000 *Cisco Systems, Inc. ...............................     43,732,500
     425,000 *MCI WorldCom, Inc. ................................     36,576,563
     300,000 *Tellabs, Inc. .....................................     20,268,750
                                                                    ------------
                                                                     100,577,813
                                                                    ------------
             Consumer Products &
              Services - 2.6%
     175,000 *Cendant Corp. .....................................      3,587,500
      60,000 Colgate-Palmolive Co. ..............................      5,925,000
     210,000 Gillette Co. .......................................      8,610,000
     250,000 Liz Claiborne, Inc. ................................      9,125,000
     175,000 Procter & Gamble Co. ...............................     15,618,750
     100,000 *R.J. Reynolds Tobacco Holdings, Inc. ..............      3,150,000
      50,000 Whirlpool Corp. ....................................      3,700,000
                                                                    ------------
                                                                      49,716,250
                                                                    ------------
             Diversified Companies - 1.4%
     245,000 Allied Signal, Inc. ................................     15,435,000
     120,000 Tyco International Ltd. ............................     11,370,000
                                                                    ------------
                                                                      26,805,000
                                                                    ------------
             Electrical Equipment &
              Services - 5.8%
   1,000,000 General Electric Co. ...............................    113,000,000
                                                                    ------------
             Environmental Services - 1.1%
     360,000 *Allied Waste Industries, Inc. .....................      7,110,000
     250,000 Waste Management, Inc. .............................     13,437,500
                                                                    ------------
                                                                      20,547,500
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
             Finance & Insurance - 8.8%
      30,000 Aetna, Inc. ........................................   $  2,683,125
     150,000 Allmerica Financial Corp. ..........................      9,121,875
     425,000 Allstate Corp. .....................................     15,246,875
     150,000 American International Group, Inc. .................     17,559,375
     450,000 Citigroup, Inc. ....................................     21,375,000
     150,000 Federal Home Loan Mortgage Corp. ...................      8,700,000
     260,000 Franklin Resources, Inc. ...........................     10,562,500
     175,000 Hartford Financial Services Group, Inc. ............     10,204,687
     125,000 Loews Corp. ........................................      9,890,625
      80,000 Merrill Lynch & Co., Inc. ..........................      6,395,000
     230,000 MGIC Investment Corp. ..............................     11,183,750
     200,000 Morgan Stanley, Dean Witter & Co. ..................     20,500,000
     200,000 PMI Group, Inc. ....................................     12,562,500
      60,000 Providian Financial Corp. ..........................      5,610,000
     179,990 Radian Group, Inc. .................................      8,785,762
                                                                    ------------
                                                                     170,381,074
                                                                    ------------
             Food & Beverage Products - 7.0%
     220,000 Bestfoods...........................................     10,890,000
     800,000 Coca Cola Co. ......................................     50,000,000
     125,000 Fortune Brands, Inc. ...............................      5,171,875
     100,000 *Kroger Co. ........................................      2,793,750
     300,000 Nabisco Group Holding Corp. ........................      5,868,750
     750,000 Philip Morris Companies, Inc. ......................     30,140,625
      70,000 Ralston Purina Co. .................................      2,130,625
     235,000 *Safeway, Inc. .....................................     11,632,500
     435,000 Sara Lee Corp. .....................................      9,869,063
     200,000 *United States Foodservice..........................      8,525,000
                                                                    ------------
                                                                     137,022,188
                                                                    ------------
             Healthcare Products &
              Services - 13.9%
     450,000 Abbott Laboratories.................................     20,475,000
     250,000 *Amgen, Inc. .......................................     15,218,750
     260,000 *Boston Scientific Corp. ...........................     11,423,750
     600,000 Bristol-Myers Squibb Co. ...........................     42,262,500
     270,000 *Covance, Inc. .....................................      6,463,125
     100,000 *Guidant Corp. .....................................      5,143,750
     305,000 *Health Management Associates, Inc. Cl. A ..........      3,431,250
     200,000 *HEALTHSOUTH Corp. .................................      2,987,500
     200,000 Johnson & Johnson...................................     19,600,000
     205,000 *Lincare Holdings, Inc. ............................      5,125,000
     125,000 Medtronic, Inc. ....................................      9,734,375
     300,000 Merck & Co., Inc. ..................................     22,200,000
     250,000 Mylan Laboratories, Inc. ...........................      6,625,000
     175,000 Pfizer, Inc. .......................................     19,206,250
     215,000 *Quintiles Transnational Corp. .....................      9,030,000
     400,000 Schering-Plough Corp. ..............................     21,200,000
      70,000 SmithKline Beecham Plc, ADR.........................      4,624,375
     475,000 *Tenet Healthcare Corp. ............................      8,817,187
     200,000 Teva Pharmaceutical Industries Ltd., ADR............      9,800,000
     375,000 Warner-Lambert Co. .................................     26,015,625
                                                                    ------------
                                                                     269,383,437
                                                                    ------------
             Industrial Specialty Products
              & Services - 0.3%
     200,000 Trinity Industries, Inc. ...........................      6,700,000
                                                                    ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Core Equity Fund

                       Schedule of Investments(continued)
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - continued
             Information Services &  Technology - 18.6%
     350,000 *Adaptec, Inc. .....................................   $ 12,359,375
     140,000 *Altera Corp. ......................................      5,153,750
     200,000 *Applied Materials, Inc. ...........................     14,775,000
     675,000 Compaq Computer Corp. ..............................     15,989,062
     300,000 Computer Associates
              International, Inc. ...............................     16,500,000
     230,000 *Compuware Corp. ...................................      7,316,875
     150,000 *Comverse Technology, Inc. .........................     11,325,000
     380,000 *Dell Computer Corp. ...............................     14,060,000
     190,000 *EMC Corp. .........................................     10,450,000
     720,000 Intel Corp. ........................................     42,840,000
     560,000 International Business Machines Corp. ..............     72,380,000
   1,100,000 *Microsoft Corp. ...................................     99,206,250
     200,000 *Network Associates, Inc. ..........................      2,937,500
     525,000 *Oracle Systems Corp. ..............................     19,490,625
     500,000 *Quantum Corp. .....................................     12,062,500
     100,000 *Synopsys, Inc. ....................................      5,518,750
                                                                    ------------
                                                                     362,364,687
                                                                    ------------
             Metal Products & Services - 0.4%
     130,000 Alcoa, Inc. ........................................      8,043,750
                                                                    ------------
             Oil/Energy - 5.0%
      65,000 Elf Aquitaine, ADR..................................      4,781,563
     110,000 Enron Corp. ........................................      8,992,500
     330,000 Exxon Corp. ........................................     25,451,250
     450,000 MCN Energy Group, Inc. .............................      9,337,500
     130,000 Mobil Corp. ........................................     12,870,000
     725,000 *Newpark Resources, Inc. ...........................      6,434,375
     185,000 Texaco, Inc. .......................................     11,562,500
     365,000 Tosco Corp. ........................................      9,467,187
     390,000 Ultramar Diamond Shamrock Corp. ....................      8,506,875
                                                                    ------------
                                                                      97,403,750
                                                                    ------------
             Oil Field Services - 0.8%
     160,000 Diamond Offshore Drilling, Inc. ....................      4,540,000
     160,000 Schlumberger Ltd. ..................................     10,190,000
                                                                    ------------
                                                                      14,730,000
                                                                    ------------
             Paper & Packaging - 1.7%
     200,000 Bowater, Inc. ......................................      9,450,000
     260,000 Kimberly-Clark Corp. ...............................     14,820,000
     150,000 *Sealed Air Corp. ..................................      9,731,250
                                                                    ------------
                                                                      34,001,250
                                                                    ------------
             Printing, Publishing,
              Broadcasting &
              Entertainment - 0.6%
     165,000 Time Warner, Inc. ..................................     12,127,500
                                                                    ------------
             Real Estate - 0.8%
     350,000 FelCor Lodging Trust, Inc. REIT.....................      7,262,500
     340,000 Simon Property Group Inc. REIT......................      8,627,500
                                                                    ------------
                                                                      15,890,000
                                                                    ------------

   Shares                                                            Value

 COMMON STOCKS - continued
             Retailing & Wholesale - 7.2%
     150,000 *Best Buy Co., Inc. .............................   $   10,125,000
     250,000 Dayton Hudson Corp. .............................       16,250,000
     370,000 Family Dollar Stores, Inc. ......................        8,880,000
     235,000 *Federated Department Stores, Inc. ..............       12,440,312
     440,000 Home Depot, Inc. ................................       28,352,500
     200,000 Lowe's Companies, Inc. ..........................       11,337,500
     500,000 *Reebok International Ltd........................        9,312,500
     140,000 Sears, Roebuck & Co. ............................        6,238,750
     385,000 *Toys R Us, Inc. ................................        7,964,688
     600,000 Wal-Mart Stores, Inc. ...........................       28,950,000
                                                                 --------------
                                                                    139,851,250
                                                                 --------------
             Telecommunication Services
              & Equipment - 0.6%
     187,500 Centurytel, Inc. ................................        7,453,125
      40,000 Nokia Corp., ADR.................................        3,662,500
                                                                 --------------
                                                                     11,115,625
                                                                 --------------
             Textile & Apparel - 0.1%
     138,200 *Fruit Of The Loom Ltd. Cl. A....................        1,347,450
                                                                 --------------
             Transportation - 0.9%
     300,000 Burlington Northern Santa Fe Corp. ..............        9,300,000
     140,000 Kansas City Southern Industries, Inc. ...........        8,933,750
                                                                 --------------
                                                                     18,233,750
                                                                 --------------
             Utilities - Electric - 1.5%
     300,000 Cinergy Corp. ...................................        9,600,000
     200,000 CMS Energy Corp. ................................        8,375,000
      40,000 FPL Group, Inc. .................................        2,185,000
     200,000 GPU, Inc. .......................................        8,437,500
                                                                 --------------
                                                                     28,597,500
                                                                 --------------
             Utilities - Telephone - 3.8%
     190,000 Ameritech Corp. .................................       13,965,000
     360,000 AT&T Corp. ......................................       20,092,500
     390,000 GTE Corp. .......................................       29,542,500
     200,000 Sprint Corp. ....................................       10,562,500
                                                                 --------------
                                                                     74,162,500
                                                                 --------------
             Total Common Stocks
              (cost $1,308,724,910)...........................   $1,888,136,337
                                                                 --------------
  Principal
   Amounrt

SHORT-TERM INVESTMENTS - 2.7%
             Repurchase Agreement - 1.8%
 $34,586,097 Dresdner Bank AG 4.75%, purchased 6/30/1999,
              maturing 7/1/1999, maturity value $34,590,660
              (cost $34,586,097) (a)..........................   $   34,586,097
                                                                 --------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Core Equity Fund

                       Schedule of Investments(continued)
                                 June 30, 1999


   Shares                                                              Value

SHORT-TERM INVESTMENTS - continued
             Money Market Shares - 0.9%
  18,292,686 Valiant General Fund................................   $ 18,292,686
                                                                    ------------
             Total Short-Term Investments
              (cost $52,878,783).................................     52,878,783
                                                                    ------------
             Total Investments -
              (cost $1,361,603,693).....................    99.9%  1,941,015,120
             Other Assets and
              Liabilities - net.........................     0.1       2,707,792
                                                           -----  --------------
             Net Assets.................................   100.0% $1,943,722,912
                                                           =====  ==============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
 *  Non-income producing security

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Diversified Value Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 99.4%
             Aerospace & Defense - 1.1%
     100,000 Raytheon Co. Cl. A..................................   $  6,887,500
                                                                    ------------
             Automotive Equipment & Manufacturing - 2.3%
     185,000 Ford Motor Co.......................................     10,440,938
      65,000 * Lear Corp. .......................................      3,233,750
                                                                    ------------
                                                                      13,674,688
                                                                    ------------
             Banks - 6.8%
     185,000 Bank One Corp. .....................................     11,019,062
      90,000 BankAmerica Corp. ..................................      6,598,125
      35,000 Chase Manhattan Corp. ..............................      3,031,875
     250,000 PNC Bank Corp.......................................     14,406,250
     160,000 SouthTrust Corp. ...................................      6,140,000
                                                                    ------------
                                                                      41,195,312
                                                                    ------------
             Building, Construction & Furnishings - 0.8%
     170,000 Masco Corp..........................................      4,908,750
                                                                    ------------
             Business Equipment &
              Services - 0.3%
     160,000 * Office Max, Inc...................................      1,920,000
                                                                    ------------
             Capital Goods - 0.3%
      50,000 Deere & Co. ........................................      1,981,250
                                                                    ------------
             Chemical & Agricultural
              Products - 1.9%
     100,000 * Cytec Industries, Inc.............................      3,187,500
      30,000 Hercules, Inc. .....................................      1,179,375
     200,000 IMC Global, Inc.....................................      3,525,000
      75,000 Praxair, Inc. ......................................      3,670,313
                                                                    ------------
                                                                      11,562,188
                                                                    ------------
             Communication Systems &
              Services - 4.5%
      90,000 * Cisco Systems, Inc................................      5,788,125
     148,000 Lucent Technologies, Inc............................      9,980,750
      75,000 * MCI WorldCom, Inc.................................      6,454,687
      80,000 * Tellabs, Inc......................................      5,405,000
                                                                    ------------
                                                                      27,628,562
                                                                    ------------
             Consumer Products &
              Services - 3.2%
     100,000 Gillette Co. .......................................      4,100,000
      70,000 Procter & Gamble Co.................................      6,247,500
      31,666 * R.J. Reynolds Tobacco Holdings, Inc. .............        997,479
     110,000 Whirlpool Corp. ....................................      8,140,000
                                                                    ------------
                                                                      19,484,979
                                                                    ------------
             Diversified Companies - 4.1%
      25,000 Textron, Inc. ......................................      2,057,812
     240,000 Tyco International Ltd. ............................     22,740,000
                                                                    ------------
                                                                      24,797,812
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
             Electrical Equipment &
              Services - 5.4%
     120,000 General Electric Co. ...............................    $13,560,000
     200,000 Motorola, Inc.......................................     18,950,000
                                                                    ------------
                                                                      32,510,000
                                                                    ------------
             Finance & Insurance - 11.8%
     145,000 Allstate Corp.......................................      5,201,875
      55,000 American Express Co. ...............................      7,156,875
      96,600 American International
              Group, Inc.........................................     11,308,237
     150,000 Citigroup, Inc......................................      7,125,000
     125,000 Conseco, Inc........................................      3,804,688
      70,000 Federal National Mortgage Assoc. ...................      4,786,250
      90,000 Lehman Brothers Holdings, Inc. .....................      5,602,500
      90,000 Merrill Lynch & Co., Inc. ..........................      7,194,375
      65,000 MGIC Investment Corp. ..............................      3,160,625
     100,000 Morgan Stanley, Dean Witter & Co. ..................     10,250,000
      80,000 Nationwide Financial Services, Inc.
              Cl. A..............................................      3,620,000
      70,000 Price (T.) Rowe & Associates, Inc. .................      2,686,250
                                                                    ------------
                                                                      71,896,675
                                                                    ------------
             Food & Beverage Products - 5.1%
     130,000 Bestfoods...........................................      6,435,000
      60,000 Coca Cola Co. ......................................      3,750,000
     190,000 Fortune Brands, Inc.................................      7,861,250
      95,000 Nabisco Group Holding Corp..........................      1,858,437
     200,000 Philip Morris Companies, Inc........................      8,037,500
      57,000 * Tricon Global Restaurants, Inc. ..................      3,085,125
                                                                    ------------
                                                                      31,027,312
                                                                    ------------
             Healthcare Products &
              Services - 9.3%
     100,000 * Amgen, Inc. ......................................      6,087,500
     144,000 * Boston Scientific Corp. ..........................      6,327,000
      85,000 Bristol-Myers Squibb Co.............................      5,987,187
     150,000 * Health Management Associates, Inc. Cl. A .........      1,687,500
      30,000 Johnson & Johnson...................................      2,940,000
     170,000 * Lincare Holdings, Inc.............................      4,250,000
      80,000 Pfizer, Inc.........................................      8,780,000
     150,000 Pharmacia & Upjohn, Inc. ...........................      8,521,875
      65,000 SmithKline Beecham Plc, ADR.........................      4,294,063
     100,000 Teva Pharmaceutical Industries
              Ltd., ADR..........................................      4,900,000
     100,000 Varian Med Systems, Inc.............................      2,525,000
                                                                    ------------
                                                                      56,300,125
                                                                    ------------
             Information Services & Technology - 11.0%
     113,000 * Adaptec, Inc. ....................................      3,990,312
      30,000 * America Online, Inc...............................      3,315,000
     100,000 * Apple Computer....................................      4,631,250
      85,000 * Applied Materials, Inc. ..........................      6,279,375
      85,000 Compaq Computer Corp. ..............................      2,013,438
      60,000 * Comverse Technology, Inc. ........................      4,530,000
      70,000 * EMC Corp. ........................................      3,850,000
      80,000 Intel Corp. ........................................      4,760,000

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Diversified Value Fund

                       Schedule of Investments(continued)
                                 June 30, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Information Services & Technology - continued
      70,000 International Business Machines Corp...............   $  9,047,500
     220,000 * Microsoft Corp...................................     19,841,250
     178,000 * Quantum Corp.....................................      4,294,250
                                                                   ------------
                                                                     66,552,375
                                                                   ------------
             Metal Products & Services - 1.8%
      81,910 Alcoa, Inc. .......................................      5,068,181
     225,000 USX United States Steel Group......................      6,075,000
                                                                   ------------
                                                                     11,143,181
                                                                   ------------
             Natural Gas - 0.9%
     160,000 El Paso Energy Corp................................      5,630,000
                                                                   ------------
             Oil / Energy - 6.9%
      60,000 Anadarko Petroleum Corp............................      2,208,750
      90,000 Apache Corp. ......................................      3,510,000
      60,000 Atlantic Richfield Co..............................      5,013,750
     100,000 Elf Aquitaine, ADR.................................      7,356,250
     100,000 Mobil Corp.........................................      9,900,000
     513,000 Reliant Energy, Inc. ..............................     14,171,625
                                                                   ------------
                                                                     42,160,375
                                                                   ------------
             Oil Field Services - 1.0%
      71,500 Diamond Offshore Drilling, Inc.....................      2,028,813
     135,000 Tidewater, Inc. ...................................      4,117,500
                                                                   ------------
                                                                      6,146,313
                                                                   ------------
             Paper & Packaging - 1.7%
     150,000 Bowater, Inc. .....................................      7,087,500
      55,000 Kimberly-Clark Corp. ..............................      3,135,000
                                                                   ------------
                                                                     10,222,500
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 3.2%
      85,000 Omnicom Group, Inc.................................      6,800,000
     175,000 Time Warner, Inc. .................................     12,862,500
                                                                   ------------
                                                                     19,662,500
                                                                   ------------
             Real Estate - 0.6%
     150,000 Simon Property Group Inc. REIT.....................      3,806,250
                                                                   ------------
             Retailing & Wholesale - 6.8%
     100,000 * Abercrombie & Fitch Co. .........................      4,800,000
      80,000 Circuit City Stores, Inc...........................      7,440,000
      69,000 Dayton Hudson Corp. ...............................      4,485,000
     150,000 Lowe's Companies, Inc..............................      8,503,125

   Shares                                                              Value

 COMMON STOCKS - continued
             Retailing & Wholesale - continued
      45,000 Sears, Roebuck & Co.................................   $  2,005,313
     115,000 * Toys R Us, Inc....................................      2,379,062
     242,000 Wal-Mart Stores, Inc. ..............................     11,676,500
                                                                    ------------
                                                                      41,289,000
                                                                    ------------
             Telecommunication Services & Equipment - 3.2%
     120,000 Centurytel, Inc.....................................      4,770,000
     160,000 Nokia Corp., ADR....................................     14,650,000
                                                                    ------------
                                                                      19,420,000
                                                                    ------------
             Textile & Apparel - 0.3%
      45,000 V. F. Corp..........................................      1,923,750
                                                                    ------------
             Transportation - 1.3%
     125,000 * Continental Airlines, Inc.........................      4,703,125
      50,000 Delta Air Lines, Inc................................      2,881,250
                                                                    ------------
                                                                       7,584,375
                                                                    ------------
             Utilities - Telephone - 3.8%
     100,000 Ameritech Corp......................................      7,350,000
     145,000 AT&T Corp...........................................      8,092,813
     100,000 GTE Corp. ..........................................      7,575,000
                                                                    ------------
                                                                      23,017,813
                                                                    ------------
             Total Common Stocks
              (cost $517,317,544)................................    604,333,585
                                                                    ------------

  Principal
   Amount

 SHORT-TERM INVESTMENTS - 1.6%
             Repurchase Agreement - 1.5%
   9,001,068 Dresdner Bank AG 4.75%, purchased 6/30/1999,
              maturing 7/1/1999, maturity value $9,002,256 (cost
              $9,001,068) (a)...................................      9,001,068
                                                                   ------------
             U.S. Government Agency Obligations - 0.1%
             United States Treasury Bills
      85,000 4.23%, 7/22/1999 (b)...............................         84,790
     466,000 4.485%, 8/19/1999 (b)..............................        463,156
                                                                   ------------
                                                                        547,946
                                                                   ------------
             Total Short-Term Investments
              (cost $9,549,014).................................      9,549,014
                                                                   ------------

     Total Investments -
      (cost $526,866,558)................................   101.0%  613,882,599
     Other Assets and Liabilities - net..................    (1.0)   (6,143,816)
                                                            -----  ------------
     Net Assets..........................................   100.0% $607,738,783
                                                            -----  ------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
(b) At June 30, 1999, all or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.
 * Non-income producing security

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

Futures Contracts - Long Positions

                   Number of     Initial Contract   Value at    Unrealized
  Expiration       Contracts          Amount      June 30, 1999    Gain
 -------------------------------------------------------------------------
September 1999  25 S&P 500 Index    $8,249,862     $8,635,625    $385,763

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Large Cap Blend Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 99.8%
             Automotive Equipment & Manufacturing - 2.5%
      94,000 Ford Motor Co.......................................   $  5,305,125
      94,000 Goodyear Tire & Rubber Co...........................      5,528,375
                                                                    ------------
                                                                      10,833,500
                                                                    ------------
             Banks - 8.3%
     163,000 Bank One Corp.......................................      9,708,687
     164,000 BankAmerica Corp....................................     12,023,250
      97,000 BankBoston Corp.....................................      4,959,125
     125,000 Fleet Financial Group, Inc..........................      5,546,875
     117,300 Mellon Bank Corp....................................      4,266,788
                                                                    ------------
                                                                      36,504,725
                                                                    ------------
             Chemical & Agricultural
              Products - 1.1%
     127,000 Monsanto Co.........................................      5,008,563
                                                                    ------------
             Communication Systems & Services - 10.0%
     284,000 *Cisco Systems, Inc.................................     18,264,750
     110,000 Lucent Technologies, Inc............................      7,418,125
     209,000 *MCI WorldCom, Inc..................................     17,987,062
                                                                    ------------
                                                                      43,669,937
                                                                    ------------
             Consumer Products &
              Services - 2.9%
      38,000 Gillette Co.........................................      1,558,000
     126,000 Procter & Gamble Co.................................     11,245,500
                                                                    ------------
                                                                      12,803,500
                                                                    ------------
             Diversified Companies - 4.4%
      49,000 Textron, Inc........................................      4,033,313
     161,000 Tyco International Ltd..............................     15,254,750
                                                                    ------------
                                                                      19,288,063
                                                                    ------------
             Electrical Equipment &
              Services - 3.8%
     149,000 General Electric Co.................................     16,837,000
                                                                    ------------
             Environmental Services - 2.8%
     226,000 Waste Management, Inc...............................     12,147,500
                                                                    ------------
             Finance & Insurance - 9.5%
     241,000 Allstate Corp.......................................      8,645,875
      39,000 American International Group, Inc...................      4,565,437
     290,000 Citigroup, Inc......................................     13,775,000
     156,000 Federal National Mortgage Assoc.....................     10,666,500
      47,800 Merrill Lynch & Co., Inc............................      3,821,013
                                                                    ------------
                                                                      41,473,825
                                                                    ------------
             Food & Beverage Products - 6.7%
      81,000 Anheuser Busch Companies, Inc.......................      5,745,937
     100,200 Coca Cola Co........................................      6,262,500
      82,200 *Kroger Co..........................................      2,296,463
     108,900 Nabisco Holdings Corp. Cl. A........................      4,709,925
     109,000 Philip Morris Companies, Inc........................      4,380,437
     120,000 *Safeway, Inc.......................................      5,940,000
                                                                    ------------
                                                                      29,335,262
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - 10.0%
     129,400 Bristol-Myers Squibb Co.............................   $  9,114,612
      58,055 Johnson & Johnson...................................      5,689,390
      30,500 McKesson HBOC, Inc..................................       $979,813
      41,800 Merck & Co., Inc....................................      3,093,200
      96,000 Pfizer, Inc.........................................     10,536,000
      53,500 Pharmacia & Upjohn, Inc.............................      3,039,469
     162,000 Warner-Lambert Co...................................     11,238,750
                                                                    ------------
                                                                      43,691,234
                                                                    ------------
             Information Services &
              Technology - 14.8%
      70,000 * America Online, Inc...............................      7,735,000
     379,000 Compaq Computer Corp................................      8,977,562
     195,000 * Compuware Corp....................................      6,203,438
     128,000 *EMC Corp...........................................      7,040,000
     111,000 Intel Corp..........................................      6,604,500
      78,500 International Business Machines Corp................     10,146,125
     203,000 *Microsoft Corp.....................................     18,308,062
                                                                    ------------
                                                                      65,014,687
                                                                    ------------
             Metal Products & Services - 1.4%
     103,000 Alcoa, Inc..........................................      6,373,125
                                                                    ------------
             Oil/Energy - 4.9%
     110,022 Mobil Corp..........................................     10,892,178
     170,000 Texaco, Inc.........................................     10,625,000
                                                                    ------------
                                                                      21,517,178
                                                                    ------------
             Paper & Packaging - 0.3%
      28,300 International Paper Co..............................      1,429,150
                                                                    ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 4.6%
     172,000 News Corp Ltd.......................................      6,073,750
      47,800 Omnicom Group, Inc..................................      3,824,000
     137,800 Time Warner, Inc....................................     10,128,300
                                                                    ------------
                                                                      20,026,050
                                                                    ------------
             Retailing & Wholesale - 4.8%
     308,000 Dayton Hudson Corp..................................     20,020,000
      22,300 Lowe's Companies, Inc...............................      1,264,131
                                                                    ------------
                                                                      21,284,131
                                                                    ------------
             Telecommunication Services
              & Equipment - 0.3%
      34,400 Centurytel, Inc.....................................      1,367,400
                                                                    ------------
             Transportation - 1.1%
     163,000 Burlington Northern Santa Fe Corp...................      5,053,000
                                                                    ------------
             Utilities - Electric - 2.5%
     212,941 Cinergy Corp........................................      6,814,112
      73,413 Duke Power Co.......................................      3,991,832
                                                                    ------------
                                                                      10,805,944
                                                                    ------------
             Utilities - Telephone - 3.1%
     179,000 GTE Corp............................................     13,559,250
                                                                    ------------
             Total Common Stocks
              (cost $324,538,256)................................    438,023,024
                                                                    ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Large Cap Blend Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 2.3%
             Repurchase Agreement - 2.3%
 $10,138,645 Dresdner Bank AG 4.75%, purchased 6/30/1999,
              maturing 7/1/1999, maturity value $10,139,983
              (cost $10,138,645)(a)............................   $ 10,138,645
                                                                  ------------

             Total Investments -
              (cost $334,676,901)........................   102.1%  448,161,669
             Other Assets and
              Liabilities - net..........................    (2.1)   (9,404,705)
                                                            -----  ------------
             Net Assets..................................   100.0% $438,756,964
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued inter-est at June 30, 1999.
 * Non-income producing security

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Small Cap Growth Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 99.1%
             Banks - 2.3%
      40,200 Investors Financial Services Corp. (b)..............   $  1,608,000
                                                                    ------------
             Building, Construction & Furnishings - 4.3%
      90,800 Dal Tile International Inc. ........................      1,032,850
      25,000 Elcor Chemical Corp. ...............................      1,092,187
      46,400 *Wackenhut Corrections Corp.........................        919,300
                                                                    ------------
                                                                       3,044,337
                                                                    ------------
             Business Equipment &
              Services - 2.1%
       7,900 *Abacus Direct Corp. (b)............................        722,850
      28,000 *Metzler Group, Inc. (b)............................        773,500
                                                                    ------------
                                                                       1,496,350
                                                                    ------------
             Capital Goods - 1.5%
      25,500 Manitowoc Co., Inc..................................      1,061,438
                                                                    ------------
             Chemical & Agricultural
              Products - 1.5%
      42,600 Arch Chemicals, Inc.................................      1,035,713
                                                                    ------------
             Communication Systems & Services - 1.3%
      38,500 Kemet Corp. ........................................        883,094
                                                                    ------------
             Consumer Products & Services - 6.8%
      39,600 *Action Performance Companies, Inc. (b).............      1,306,800
      46,100 *Chattem, Inc.......................................      1,466,556
      42,500 *Scotts Co. Cl. A...................................      2,024,063
                                                                    ------------
                                                                       4,797,419
                                                                    ------------
             Education - 8.2%
      56,246 *Bright Horizons Family Solutions, Inc..............      1,061,643
      66,400 *CBT Group Public Ltd. (b)..........................      1,095,600
      57,600 *ITT Educational Services, Inc......................      1,501,200
      67,100 Strayer Education, Inc. (b).........................      2,059,131
                                                                    ------------
                                                                       5,717,574
                                                                    ------------
             Electrical Equipment &
              Services - 9.8%
      40,700 Cmp Group, Inc......................................      1,065,831
      37,400 *Cognex Corp........................................      1,180,438
      16,000 *Lattice Semiconductor Corp. (b)....................        996,000
      40,700 Littelfuse, Inc. (b)................................        783,475
      40,200 *Pri Automation, Inc. (b)...........................      1,457,250
      10,400 *QLogic Corp........................................      1,372,800
                                                                    ------------
                                                                       6,855,794
                                                                    ------------
             Healthcare Products &
              Services - 1.8%
      15,300 *Pediatrix Medical Group, Inc. (b)..................        325,125
      36,250 *Renal Care Group, Inc..............................        937,969
                                                                    ------------
                                                                       1,263,094
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Industrial Specialty Products & Services - 1.6%
      35,800 Roper Industries, Inc..............................   $  1,145,600
                                                                   ------------
             Information Services & Technology - 27.1%
      23,100 *Applied Micro Circuits Corp.......................      1,899,975
      60,700 Computer Network Technology (b)....................      1,312,637
      82,700 Deltek Systems, Inc. ..............................        816,663
      30,200 *Electronics for Imaging, Inc......................      1,551,525
      14,000 *Forrester Research, Inc. (b)......................        350,000
      38,500 *Galileo Technology Ltd. ..........................      1,744,531
      38,100 Genesis Microchip, Inc. (b) .......................        900,112
      28,600 Henry Jack & Associates, Inc. .....................      1,122,550
      27,400 *IDX Systems Corp. (b).............................        618,213
      45,000 *Kronos, Inc. .....................................      2,047,500
      54,300 *Maximus, Inc......................................      1,561,125
      22,000 *Progress Software Corp. ..........................        621,500
      17,100 *Qrs Corp. ........................................      1,333,800
      33,300 *Sandisk Corp. (b).................................      1,498,500
       9,400 *Verio, Inc. (b)...................................        653,300
      60,850 *Wind River Systems, Inc. (b)......................        977,403
                                                                   ------------
                                                                     19,009,334
                                                                   ------------
             Leisure & Tourism - 1.8%
      41,600 *Steiner Leisure Ltd...............................      1,261,000
                                                                   ------------
             Machinery - Diversified - 3.8%
      31,400 *Astec Industries, Inc.............................      1,279,550
      55,400 Cmi Corp. .........................................        505,525
      29,700 *Terex Corp........................................        903,994
                                                                   ------------
                                                                      2,689,069
                                                                   ------------
             Manufacturing - Distributing - 1.7%
      50,000 *National RV Holdings, Inc. (b)....................      1,212,500
                                                                   ------------
             Oil Field Services - 3.0%
      66,300 *Core Laboratories NV (b)..........................        924,056
      89,100 *Global Industries Ltd.............................      1,141,594
                                                                   ------------
                                                                      2,065,650
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 5.2%
      41,200 *Big Flower Holdings, Inc. (b).....................      1,313,250
      45,400 Citadel Communications Corp........................      1,642,912
      16,700 *Entercom Communications Corp......................        713,925
                                                                   ------------
                                                                      3,670,087
                                                                   ------------
             Retailing & Wholesale - 2.3%
      22,200 *Ann Taylor Stores Corp. (b).......................        999,000
      33,000 Regis Corporation..................................        633,187
                                                                   ------------
                                                                      1,632,187
                                                                   ------------
             Telecommunication Services & Equipment - 9.7%
       4,900 Copper Mountain Networks, Inc......................        378,525
      40,200 E.Spire Communications, Inc. (b)...................        424,612
      38,500 *Intermedia Communications, Inc. (b)...............      1,155,000

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Small Cap Growth Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

   Shares                                                              Value

 COMMON STOCKS - continued
             Telecommunication Services & Equipment - continued
      42,900 *ITC DeltaCom, Inc. (b).............................   $  1,201,200
      32,000 Pacific Gateway Exchange, Inc. (b)..................        932,000
      56,700 *Transaction Network Services, Inc..................      1,658,475
      18,200 *Viatel, Inc........................................      1,021,475
                                                                    ------------
                                                                       6,771,287
                                                                    ------------
             Textile & Apparel - 1.6%
      48,400 *Tarrant Apparel Group (b)..........................      1,101,100
                                                                    ------------
             Transportation - 1.7%
      27,300 *Eagle USA Airfreight, Inc..........................      1,158,544
                                                                    ------------
             Total Common Stocks
              (cost $59,694,557).................................     69,479,171
                                                                    ------------


  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 26.7%
             Repurchase Agreement - 0.9%
    $607,000 Evergreen Joint Repurchase Agreement 5.00%,
              purchased 6/30/1999, maturing 7/1/1999, maturity
              value $607,084
              (cost $607,000) (a)..............................   $    607,000
                                                                  ------------

   Shares

             Mutual Fund Shares - 25.8%
  18,071,447 Navigator Prime Portfolio (c).......................   $ 18,071,447
                                                                    ------------
             Total Short-Term Investments
              (cost $18,678,447).................................     18,678,447
                                                                    ------------

             Total Investments -
              (cost $78,373,004) ........................   100.0%   88,157,618
             Other Assets and
              Liabilities - net .........................     0.0   (18,044,081)
                                                            -----  ------------
             Net Assets .................................   100.0% $ 70,113,537
                                                            =====  ============

(a) The repurchase agreements are fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
(b) All or a portion of this security is on loan.
(c) Represents investment of cash collateral received for securities on loan.
 * Non-income producing security

Summary of Abbreviations:
NV   Naamloze (Dutch for "corporation")



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Select Small Company Value Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 98.3%
             Automotive Equipment & Manufacturing - 2.5%
      40,000 Arvin Industries, Inc. .............................   $  1,515,000
      60,000 Wabash National Corp. ..............................      1,162,500
                                                                    ------------
                                                                       2,677,500
                                                                    ------------
             Banks - 12.8%
      10,000 ABC Bancorp.........................................        132,500
       9,500 Bank of Commerce....................................        193,563
      25,000 Britton & Koontz Capital Corp. .....................        523,437
      27,500 BSB Bancorp, Inc. ..................................        742,500
     105,000 * Civic Bancorp.....................................      1,483,125
      56,910 Commercial Bankshares, Inc. ........................      1,230,679
      75,000 Cowlitz Bancorp.....................................        496,875
      20,000 First State Bancorp.................................        387,500
      38,500 Grand Premier Financial, Inc. ......................        476,438
      30,000 Granite State Bankshares, Inc. .....................        693,750
      14,000 Hancock Holding Co. ................................        628,250
      50,000 Independent Bankshares, Inc. .......................        550,000
      50,000 Mid-State Bancshares................................      1,687,500
      10,000 Pacific Century Financial Corp. ....................        215,625
      75,000 Pointe Financial Corp. .............................        801,562
      92,500 * Republic Bancshares, Inc. ........................      1,896,250
      30,100 Seacoast Banking Corp. of Florida
              Cl. A..............................................        918,050
      35,365 * United Security Bancorp...........................        459,745
       7,000 Western Bancorp.....................................        304,500
                                                                    ------------
                                                                      13,821,849
                                                                    ------------
             Building, Construction & Furnishings - 9.3%
       6,700 * Beazer Homes USA, Inc. ...........................        155,356
      47,000 * CompX International, Inc. Cl. A...................        840,125
      20,000 Crossmann Communities, Inc. ........................        581,250
      20,000 D.R. Horton, Inc. ..................................        332,500
      60,000 * Gehl Co. .........................................      1,215,000
      75,000 * Genlyte Group, Inc. ..............................      1,682,813
      17,000 * Knoll, Inc. ......................................        452,625
      25,000 * Koala Corp. ......................................        668,750
      40,000 La-Z-Boy Chair Co. .................................        920,000
      22,500 * Monaco Coach Corp. ...............................        952,031
      27,800 * SLI, Inc. ........................................        750,600
      40,100 * Stanley Furniture Co., Inc. ......................        902,250
      30,000 * Toll Brothers, Inc................................        643,125
                                                                    ------------
                                                                      10,096,425
                                                                    ------------
             Business Equipment & Services - 2.6%
      25,000 * Consolidated Graphics, Inc........................      1,250,000
      35,000 International Telecomm Systems, Inc. ...............        560,000
      50,000 * RCM Technologies, Inc.............................        662,500
       9,000 * Zebra Technologies Corp. Cl. A....................        345,937
                                                                    ------------
                                                                       2,818,437
                                                                    ------------
             Communication Systems & Services - 0.9%
      40,000 * Orbital Sciences Corp. ...........................        945,000
                                                                    ------------

   Shares                                                            Value

 COMMON STOCKS - continued
             Consumer Products & Services - 8.4%
      40,000 CPI Corp. ........................................     $1,320,000
      45,000 Lancaster Colony Corp.............................      1,552,500
      35,000 Matthews International Corp. Cl. A................      1,036,875
      55,000 * Maxwell Shoe, Inc. Cl. A........................        498,438
      20,000 Polaris Industries, Inc...........................        870,000
      66,000 * Rock Of Ages Corp. Cl. A........................        676,500
      30,000 St. John Knits, Inc...............................        877,500
     116,900 Stewart Enterprises, Inc. Cl. A...................      1,702,356
      70,000 York Group, Inc. .................................        525,000
                                                                  ------------
                                                                     9,059,169
                                                                  ------------
             Electrical Equipment & Services - 1.9%
      30,000 * Benchmark Electronics, Inc. ....................      1,078,125
      50,000 * Kent Electronics Corp. .........................        990,625
                                                                  ------------
                                                                     2,068,750
                                                                  ------------
             Electronic Equipment & Services -2.1%
      22,000 Boston Acoustics, Inc. ...........................        393,250
       5,000 * Electro Scientific Industries, Inc. ............        208,906
      22,800 * Hadco Corp. ....................................        906,300
      85,000 * Vicon Industries, Inc. .........................        765,000
                                                                  ------------
                                                                     2,273,456
                                                                  ------------
             Finance & Insurance - 8.5%
      30,000 American Bankers Insurance Group, Inc. ...........      1,633,125
      17,000 * Farm Family Holdings, Inc. .....................        581,187
      32,000 Frontier Insurance Group, Inc. ...................        492,000
      10,000 LandAmerica Financial Group, Inc..................        287,500
      29,500 Meadowbrook Insurance Group, Inc. ................        401,938
      85,500 Morgan Keegan, Inc................................      1,619,156
      20,000 Radian Group, Inc.................................        976,250
      70,000 Raymond James Financial, Inc......................      1,675,625
      60,000 State Auto Financial Corp. .......................        810,000
      27,700 Waddell & Reed Financial, Inc.
              Cl. A............................................        760,019
                                                                  ------------
                                                                     9,236,800
                                                                  ------------
             Food & Beverage Products - 3.7%
      25,000 International Multifoods Corp. ...................        564,062
      48,800 Michael Foods, Inc. ..............................      1,146,800
      30,000 * Performance Food Group Co. .....................        815,625
      80,000 Smucker (J. M.) Co. ..............................      1,520,000
                                                                  ------------
                                                                     4,046,487
                                                                  ------------
             Healthcare Products & Services - 9.2%
      70,000 * Acuson Corp. ...................................      1,203,125
      40,000 * ADAC Laboratories...............................        290,000
      70,000 Alpharma, Inc. ...................................      2,489,375
      25,000 * ArthroCare Corp. ...............................        512,500
     121,000 * Carematrix Corp. ...............................      1,504,937
     125,000 * Encore Medical Corp. ...........................        367,188
      80,000 * Exactech, Inc. .................................        920,000
      30,000 Jones Pharma, Inc. ...............................      1,181,250
      63,500 * Maxxim Medical, Inc. ...........................      1,480,344
                                                                  ------------
                                                                     9,948,719
                                                                  ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Select Small Company Value Fund

                       Schedule of Investments(continued)
                                 June 30, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Industrial Specialty Products & Services - 0.9%
      25,000 Graco, Inc. .......................................   $    734,375
       4,500 Hach Co. Cl. A.....................................         79,313
      60,000 * Mathsoft, Inc. ..................................        172,500
                                                                   ------------
                                                                        986,188
                                                                   ------------
             Information Services & Technology - 4.4%
      70,000 * Axent Technologies, Inc..........................        778,750
      10,000 * Engineering Animation, Inc.......................        211,875
      20,000 * Etec Systems, Inc................................        665,000
      55,300 Fair Issac & Co., Inc..............................      1,938,956
      33,200 * Micros Systems, Inc..............................      1,128,800
                                                                   ------------
                                                                      4,723,381
                                                                   ------------
             Machinery - Diversified - 1.5%
      41,250 Hardinge, Inc. ....................................        724,453
      30,600 * Terex Corp. .....................................        931,388
                                                                   ------------
                                                                      1,655,841
                                                                   ------------
             Manufacturing - Distributing - 0.4%
      20,000 CLARCOR, Inc. .....................................        383,750
                                                                   ------------
             Oil/Energy - 2.0%
      20,000 * Barrett Resources Corp. .........................        767,500
      30,000 Berry Petroleum Co. Cl. A..........................        418,125
      32,000 Cabot Oil & Gas Corp. Cl. A........................        596,000
      10,000 Pennzoil-Quaker State Co. .........................        150,000
      20,000 Southwestern Energy Co. ...........................        211,250
                                                                   ------------
                                                                      2,142,875
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.8%
      43,900 Banta Corp. .......................................        921,900
                                                                   ------------
             Real Estate - 1.8%
      15,000 Eastgroup Properties, Inc. REIT....................        300,938
     125,000 Mission West Properties, Inc. REIT.................      1,031,250
      50,000 * Prime Hospitality Corp. .........................        600,000
                                                                   ------------
                                                                      1,932,188
                                                                   ------------
             Retailing & Wholesale - 7.9%
      65,000 * Duckwall-ALCO Stores, Inc. ......................        682,500
      34,200 Ethan Allen Interiors, Inc. .......................      1,291,050
      50,000 * Finish Line, Inc. Cl. A..........................        562,500
      17,300 * Footstar, Inc. ..................................        643,344
      90,000 Freds, Inc. .......................................      1,406,250
      63,500 * Lithia Motors, Inc. .............................      1,301,750
      30,000 Seaway Food Town, Inc. ............................        588,750
     152,700 * Sonic Automotive, Inc. ..........................      2,099,625
                                                                   ------------
                                                                      8,575,769
                                                                   ------------
             Telecommunication Services & Equipment - 3.5%
      30,000 * CapRock Communications Corp. ....................      1,215,000
       4,000 Hickory Tech Corp. ................................         44,500
      55,000 * ITC DeltaCom, Inc. ..............................      1,540,000
      75,000 * Lightbridge, Inc. ...............................        942,187
                                                                   ------------
                                                                      3,741,687
                                                                   ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Thrift Institutions - 5.4%
      15,000 First Liberty Financial Corp. .....................   $    470,625
      36,000 Highland Bancorp, Inc. ............................        679,500
      75,400 Horizon Financial Corp. ...........................      1,032,038
      14,200 Mech Financial, Inc. ..............................        532,500
      45,000 MetroWest Bank.....................................        315,000
      25,000 Monterey Bay Bancorp, Inc. ........................        368,750
      42,500 Quaker City Bancorp, Inc. .........................        701,250
      48,371 St. Paul Bancorp, Inc. ............................      1,233,460
      29,000 Teche Holding Co. .................................        496,625
                                                                   ------------
                                                                      5,829,748
                                                                   ------------
             Transportation - 1.9%
      25,700 * Heartland Express, Inc...........................        420,837
      90,000 * Motivepower Industries, Inc......................      1,620,000
                                                                   ------------
                                                                      2,040,837
                                                                   ------------
             Utilities - Electric - 2.1%
      10,000 Central Hudson Gas & Electric Corp. ...............        420,000
      80,000 MDU Resources Group, Inc. .........................      1,825,000
                                                                   ------------
                                                                      2,245,000
                                                                   ------------
             Utilities - Gas - 3.8%
      10,000 Eastern Enterprises................................        397,500
      25,000 Indiana Energy, Inc................................        532,813
      20,000 NUI Corp...........................................        500,000
      10,000 Providence Energy Corp. ...........................        266,875
      40,000 South Jersey Industries, Inc.......................      1,132,500
      65,000 UGI Corp...........................................      1,312,187
                                                                   ------------
                                                                      4,141,875
                                                                   ------------
             Total Common Stocks
              (cost $106,312,714)...............................    106,313,631
                                                                   ------------

  Principal
   Amount

 SHORT-TERM INVESTMENTS - 0.7%
             Repurchase Agreement - 0.7%
 $   829,000 State Street Bank & Trust Co. 4.80%, purchased
              6/30/1999,
              maturing 7/1/1999, maturity value $829,111 (cost
              $829,000) (a).....................................        829,000
                                                                   ------------

     Total Investments -
       (cost $107,141,714)................................    99.0%  107,142,631
     Other Assets and
      Liabilities - net...................................     1.0     1,038,491
                                                             -----  ------------
     Net Assets...........................................   100.0% $108,181,122
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
 * Non-income producing security

Summary of Abbreviations:
REITReal Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Social Principles Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                            Value

 COMMON STOCKS - 98.0%
             Advertising & Related Services - 2.2%
     135,500 *Ha Lo Industries, Inc............................   $  1,338,063
      35,400 Young & Rubicam, Inc..............................      1,608,487
                                                                  ------------
                                                                     2,946,550
                                                                  ------------
             Aerospace & Defense - 1.1%
      81,900 *BE Aerospace, Inc................................      1,530,506
                                                                  ------------
             Banks - 4.7%
      35,600 BankBoston Corp...................................      1,820,050
      37,950 Mellon Bank Corp..................................      1,380,431
      64,600 SouthTrust Corp...................................      2,479,025
      15,700 Summit Bancorp....................................        656,456
                                                                  ------------
                                                                     6,335,962
                                                                  ------------
             Building, Construction & Furnishings - 3.2%
      87,150 *NCI Building Systems, Inc........................      1,862,831
      37,300 Southdown, Inc....................................      2,396,525
                                                                  ------------
                                                                     4,259,356
                                                                  ------------
             Business Equipment & Services - 1.3%
      35,600 *Consolidated Graphics, Inc.......................      1,780,000
                                                                  ------------
             Communication Systems & Services - 3.7%
      39,000 *Metromedia Fiber Network, Inc....................      1,401,563
      19,100 *NorthPoint Communications Group, Inc.............        697,150
      42,550 *Tellabs, Inc.....................................      2,874,784
                                                                  ------------
                                                                     4,973,497
                                                                  ------------
             Diversified Companies - 1.0%
      34,600 ITT Industries, Inc...............................      1,319,125
                                                                  ------------
             Education - 1.1%
      57,300 *Apollo Group, Inc................................      1,522,031
                                                                  ------------
             Electronic Equipment & Services - 2.8%
      48,900 *Sanmina Corp.....................................      3,710,288
                                                                  ------------
             Environmental Services - 2.9%
     196,475 *Allied Waste Industries, Inc.....................      3,880,381
                                                                  ------------
             Finance & Insurance - 8.8%
      34,500 AFLAC, Inc........................................      1,651,688
      45,700 Annuity & Life Re Ltd.............................      1,025,394
     100,000 Conseco, Inc......................................      3,043,750
      34,200 Countrywide Credit Industries, Inc................      1,462,050
      71,100 Partnerre Ltd.....................................      2,657,362
      46,100 ReliaStar Financial Corp..........................      2,016,875
                                                                  ------------
                                                                    11,857,119
                                                                  ------------
             Food & Beverage Products - 5.5%
      50,700 Dean Foods Co.....................................      2,107,219
      48,100 *Keebler Foods Co.................................      1,461,037
      27,000 McCormick & Co., Inc..............................        852,188
      25,700 *Tricon Global Restaurants, Inc...................      1,391,013
      37,500 *United States Foodservice........................      1,598,437
                                                                  ------------
                                                                     7,409,894
                                                                  ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products & Services - 9.0%
      86,100 *Elan Corp Plc, ADR................................   $  2,389,275
     231,100 *HEALTHSOUTH Corp..................................      3,452,056
      89,400 Mylan Laboratories, Inc............................      2,369,100
      64,000 *Pediatrix Medical Group, Inc......................      1,360,000
      59,900 *Quintiles Transnational Corp......................      2,515,800
                                                                   ------------
                                                                     12,086,231
                                                                   ------------
             Industrial Specialty Products & Services - 2.9%
      33,720 Magna International, Inc. Cl. A....................      1,913,610
      63,350 Roper Industries, Inc..............................      2,027,200
                                                                   ------------
                                                                      3,940,810
                                                                   ------------
             Information Services & Technology - 14.1%
      99,500 *Adaptec, Inc......................................      3,513,594
     110,250 *Compuware Corp....................................      3,507,328
      56,850 *PMC-Sierra, Inc...................................      3,350,597
      29,100 Psinet, Inc........................................      1,273,125
      18,650 *Uniphase Corp.....................................      3,095,900
      44,000 *Veritas Software Corp.............................      4,177,250
                                                                   ------------
                                                                     18,917,794
                                                                   ------------
             Manufacturing - Distributing - 1.8%
      34,100 *Teradyne, Inc.....................................      2,446,675
                                                                   ------------
             Oil/Energy - 4.6%
     275,600 *Newpark Resources, Inc............................      2,445,950
      56,900 Sonat, Inc.........................................      1,884,813
      84,500 Ultramar Diamond Shamrock Corp.....................      1,843,156
                                                                   ------------
                                                                      6,173,919
                                                                   ------------
             Paper & Packaging - 1.2%
      94,150 Rock Tennessee Co. Cl. A...........................      1,571,128
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.9%
      14,500 Omnicom Group, Inc.................................      1,160,000
                                                                   ------------
             Real Estate - 1.0%
      62,300 FelCor Lodging Trust, Inc. REIT....................      1,292,725
                                                                   ------------
             Retailing & Wholesale - 13.1%
     117,000 *Abercrombie & Fitch Co............................      5,616,000
      94,700 *Best Buy Co., Inc.................................      6,392,250
     124,500 Family Dollar Stores, Inc..........................      2,988,000
      72,000 *Starbucks Corp....................................      2,704,500
                                                                   ------------
                                                                     17,700,750
                                                                   ------------
             Telecommunication Services & Equipment - 3.6%
      33,894 Centurytel, Inc....................................      1,347,286
     106,650 *Qwest Communications International, Inc...........      3,526,116
                                                                   ------------
                                                                      4,873,402
                                                                   ------------
             Transportation - 1.8%
     116,000 Comair Holdings, Inc...............................      2,414,250
                                                                   ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Social Principles Fund

                       Schedule of Investments(continued)
                                 June 30, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Electric - 5.7%
      84,550 Cinergy Corp.......................................   $  2,705,600
      60,500 Sierra Pacific Resources...........................      2,200,688
     113,400 UtiliCorp United, Inc..............................      2,757,037
                                                                   ------------
                                                                      7,663,325
                                                                   ------------
             Total Common Stocks (cost $100,352,517)............    131,765,718
                                                                   ------------

  Principal
   Amount

 SHORT-TERM INVESTMENTS - 0.5%
             Repurchase Agreement - 0.5%
 $   716,516 Dresdner Bank AG 4.75%, purchased 06/30/1999,
              maturing 07/01/1999, maturity value $716,611
              (cost $716,516) (a)...............................        716,516
                                                                   ------------

   Shares                                                              Value

 SHORT-TERM INVESTMENTS - continued
             Money Market Shares - 0.0%
         110 Valiant General Fund ...............................   $        110
                                                                    ------------
             Total Short-Term Investments
              (cost $716,626)....................................        716,626
                                                                    ------------
             Total Investments -
              (cost $101,069,143).........................  98.5%    132,482,344
             Other Assets and Liabilities - net...........   1.5       2,053,681
                                                           -----    ------------
             Net Assets................................... 100.0%   $134,536,025
                                                           =====    ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
 *  Non-income producing security

Summary of Abbreviations:
REIT   Real Estate Investment Trust
ADR    American Depository Receipt

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Special Equity Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 95.3%
             Advertising & Related
              Services - 0.6%
       4,800 * Flycast Communications Corp. .....................   $     91,800
      13,700 Young & Rubicam, Inc................................        622,494
                                                                    ------------
                                                                         714,294
                                                                    ------------
             Building, Construction & Furnishings - 3.8%
      50,800 * Comfort Systems USA, Inc. ........................        914,400
      56,100 * Group Maintenance America Corp. ..................        725,794
      39,200 * Shaw Group, Inc...................................        622,300
      57,200 Standard Pacific Corp...............................        740,025
      47,280 * Winsloew Furniture, Inc...........................      1,589,790
                                                                    ------------
                                                                       4,592,309
                                                                    ------------
             Business Equipment &
              Services - 1.1%
      36,300 * Metamor Worldwide, Inc. ..........................        873,469
      52,100 * Vision Twenty One, Inc............................        433,081
                                                                    ------------
                                                                       1,306,550
                                                                    ------------
             Communication Systems & Services - 3.0%
      29,900 * Mac Gray Corp. ...................................        261,625
      50,300 * Metromedia Fiber Network, Inc.....................      1,807,656
      31,600 * Pinnacle Holdings, Inc. ..........................        774,200
     123,000 * VDI Media.........................................        799,500
                                                                    ------------
                                                                       3,642,981
                                                                    ------------
             Consumer Products &
              Services - 0.2%
     121,500 * Acme United Corp..................................        258,188
                                                                    ------------
             Diversified Companies - 1.4%
      23,900 GATX Corp...........................................        909,694
      22,300 National Service Industries, Inc....................        802,800
                                                                    ------------
                                                                       1,712,494
                                                                    ------------
             Electrical Equipment &
              Services - 0.6%
      72,900 * Magnetek, Inc.....................................        770,006
                                                                    ------------
             Electronic Equipment &
              Services - 0.2%
      32,100 * Vicon Industries, Inc.............................        288,900
                                                                    ------------
             Environmental Services - 1.7%
      78,600 * Casella Waste Systems, Inc........................      2,043,600
                                                                    ------------
             Finance & Insurance - 4.0%
      12,460 * Affiliated Managers Group, Inc....................        376,136
      28,800 Bay View Capital Corp...............................        590,400
     149,400 * Delta Financial Corp. ............................        952,425
      41,300 Everest Reinsurance Holdings, Inc. .................      1,347,412
       9,700 * NextCard, Inc.....................................        329,194
      89,800 * WFS Financial, Inc................................      1,245,975
                                                                    ------------
                                                                       4,841,542
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS -  continued
             Food & Beverage Products - 4.4%
     111,700 Chiquita Brands International, Inc. ................   $  1,005,300
      26,200 Dean Foods Co.......................................      1,088,938
      40,400 Earthgrains Co......................................      1,042,825
     115,300 * Fresh Del Monte Produce...........................      1,628,612
      10,400 * Omega Protein Corp. ..............................         54,600
      96,200 Scheid Vineyards, Inc. Cl. A........................        481,000
                                                                    ------------
                                                                       5,301,275
                                                                    ------------
             Healthcare Products &
              Services - 9.8%
     104,000 * Brookdale Living Communities, Inc.................      1,540,500
      52,100 * Cellegy Pharmaceuticals, Inc. ....................        240,963
      71,300 * Chirex, Inc.......................................      2,290,512
      51,900 * Collagenex Pharmaceuticals, Inc...................        519,000
      80,500 * Computer Motion, Inc. ............................        820,094
      65,500 * Dura Pharmaceuticals, Inc.........................        781,906
      45,400 * Guilford Pharmaceuticals, Inc.....................        578,850
      30,600 * Isis Pharmaceuticals, Inc.........................        311,738
      50,400 * MedPartners, Inc..................................        381,150
     117,700 * Pharmaceutical Resources, Inc. ...................      1,022,519
      84,100 * Progenics Pharmaceuticals, Inc....................      1,166,887
      52,400 * Roberts Pharmaceutical Corp.......................      1,270,700
      58,400 * Scios, Inc........................................        189,800
      90,800 * Titan Pharmaceuticals, Inc........................        448,325
      28,300 * Urologix, Inc.....................................         69,866
      44,750 * Valentis, Inc. ...................................        170,609
                                                                    ------------
                                                                      11,803,419
                                                                    ------------
             Industrial Specialty Products & Services - 0.3%
      25,398 * Building One Services Corp........................        352,397
                                                                    ------------
             Information Services & Technology - 23.5%
      83,700 * Abovenet Communications, Inc......................      3,379,387
         800 * Ask Jeeves, Inc...................................         11,200
      33,500 * Beyond Common Corp. ..............................        961,031
     107,400 * Ciber, Inc........................................      2,054,025
      52,400 * Concentric Network Corp. .........................      2,082,900
      43,400 * Earthlink Network, Inc. ..........................      2,666,388
      36,900 * F5 Networks, Inc..................................      1,512,900
      27,700 * GoTo.com, Inc. ...................................        775,600
      39,300 * Juno Online Services, Inc. .......................        903,900
     283,000 * Maxtor Corp.......................................      1,423,844
      69,500 * Mecon, Inc........................................        521,250
      94,700 * Mikohn Gaming Corp................................        349,206
     131,000 * MIPS Technologies, Inc............................      6,279,812
      73,300 * nFront, Inc. .....................................      1,113,244
      36,100 * Real Networks, Inc................................      2,486,388
      36,900 * THQ, Inc..........................................      1,060,875
      27,500 * Ticketmaster Online Citysearch....................        831,875
         800 * US SEARCH.com, Inc. ..............................          6,400
                                                                    ------------
                                                                      28,420,225
                                                                    ------------
             Manufacturing - Distributing - 0.8%
      21,000 Pentair, Inc........................................        960,750
                                                                    ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Special Equity Fund

                       Schedule of Investments(continued)
                                 June 30, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Metal Products & Services - 1.9%
      95,100 Ispat International N V............................   $  1,052,044
      95,400 * Metals USA, Inc. ................................      1,216,350
                                                                   ------------
                                                                      2,268,394
                                                                   ------------
             Oil / Energy - 2.1%
      62,900 * Midamerica Energy Holdings Co. ..................      2,177,912
      47,700 * Newpark Resources, Inc. .........................        423,338
                                                                   ------------
                                                                      2,601,250
                                                                   ------------
             Oil Field Services - 2.2%
      10,200 * Callon Petroleum Co. ............................        105,188
      56,000 * Horizon Offshore, Inc. ..........................        434,000
      72,800 * IRI International Corp. .........................        336,700
      41,500 * Lone Star Technologies, Inc. ....................        736,625
      64,156 * Meridian Resource Corp. .........................        248,604
      21,722 * Nabors Industries, Inc. .........................        530,831
      10,700 Tidewater, Inc. ...................................        326,350
                                                                   ------------
                                                                      2,718,298
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.8%
      80,200 * Big City Radio, Inc. ............................        290,725
      23,000 * SBS Broadcasting SA..............................        741,750
                                                                   ------------
                                                                      1,032,475
                                                                   ------------
             Real Estate - 2.5%
      60,100 * AMB Property Corp. REIT..........................      1,412,350
      29,400 Franchise Finance Corp. America REIT...............        646,800
      46,900 Imperial Credit Commercial Mortgage Investment
              Corp. REIT........................................        507,106
      35,200 * Prime Hospitality Corp. .........................        422,400
                                                                   ------------
                                                                      2,988,656
                                                                   ------------
             Retailing & Wholesale - 13.6%
      61,400 * Abercrombie & Fitch Co. .........................      2,947,200
      51,900 * Bon Ton Stores, Inc. ............................        334,106
      10,400 * CDnow, Inc. .....................................        183,300
     149,400 * Electronics Boutique Holdings Corp. .............      2,128,950
      37,000 * General Nutrition Companies, Inc. ...............        862,563
     204,400 * Pacific Sunwear Of California....................      4,982,250
      67,200 * Paul Harris Stores, Inc. ........................        457,800
      57,700 * Select Comfort Corp. ............................        515,694
      24,600 * Tweeter Home Entertainment Group, Inc. ..........        965,550
      88,500 * Williams Sonoma, Inc. ...........................      3,080,906
                                                                   ------------
                                                                     16,458,319
                                                                   ------------
             Telecommunication Services & Equipment - 9.8%
      96,200 * Amnex, Inc. .....................................          4,810
      31,400 * AT & T Canada, Inc ..............................      2,011,562
      78,400 * Clearnet Communications, Inc. ...................      1,092,700
      55,800 * Globalstar LP Ltd. ..............................      1,293,863
      44,600 * Hybrid Networks, Inc. ...........................        111,500

   Shares                                                              Value

 COMMON STOCKS - continued
             Telecommunication Services & Equipment - continued
      56,000 * Hyperion Telecommunications, Inc. Cl. A ..........   $  1,053,500
      16,600 * Intermedia Communications, Inc. ..................        498,000
      50,400 * MGC Communications, Inc. .........................      1,310,400
      36,400 * NEXTLINK Communications, Inc. Cl. A...............      2,707,250
      18,600 * Time Warner Telecom, Inc. ........................        539,400
      56,100 * US LEC Corp. Cl. A................................      1,262,250
                                                                    ------------
                                                                      11,885,235
                                                                    ------------
             Textile & Apparel - 3.5%
     204,300 * Gildan Activewear, Inc. ..........................      3,447,562
      41,000 * Novel Denim Holdings Ltd. ........................        331,844
      41,500 * Skechers U.S.A., Inc. ............................        435,750
                                                                    ------------
                                                                       4,215,156
                                                                    ------------
             Transportation - 2.7%
      33,200 * Amtran, Inc.......................................        817,550
     118,700 * Arkansas Best Corp. ..............................      1,179,581
      57,900 * Genesee & Wyoming, Inc............................        597,094
      60,500 * Midway Airlines Corp..............................        620,125
                                                                    ------------
                                                                       3,214,350
                                                                    ------------
             Utilities - Telephone - 0.8%
       9,900 * McLeod USA, Inc. Cl. A............................        544,500
      57,500 * Star Telecommunications, Inc. ....................        449,219
                                                                    ------------
                                                                         993,719
                                                                    ------------
             Total Common Stocks
              (cost $94,918,298).................................   $115,384,782
                                                                    ------------

  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - 5.3%
             Repurchase Agreement - 5.3%
  $6,393,856 Dresdner Bank AG 4.75%, purchased 6/30/1999,
              maturing 7/1/1999, maturity value $6,394,700 (cost
              $6,393,856) (a)...................................       6,393,856
                                                                    ------------
              Total Investments -
               (cost $101,312,154)....................... 100.6%     121,778,638
              Other Assets and
               Liabilities - net.........................  (0.6)       (769,686)
                                                          -----     ------------
              Net Assets................................. 100.0%    $121,008,952
                                                          =====     ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
 *  Non-income producing security

Summary of Abbreviations:
REIT    Real Estate Investment Trust
NV      Naamloze (Dutch for "corporation")

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Growth Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - 95.8%
             Aerospace & Defense - 1.0%
      72,300 United Technologies Corp............................   $  5,183,006
                                                                    ------------
             Banks - 2.3%
      62,375 Chase Manhattan Corp................................      5,403,234
      65,475 U.S. Trust Corp.....................................      6,056,438
                                                                    ------------
                                                                      11,459,672
                                                                    ------------
             Building, Construction &
              Furnishings - 0.6%
      48,500 Dycom Industries, Inc...............................      2,716,000
                                                                    ------------
             Communication Systems &
              Services - 9.3%
     290,550 *Cisco Systems, Inc.................................     18,685,997
     266,500 Lucent Technologies, Inc............................     17,972,093
     107,950 *MCI WorldCom, Inc..................................      9,290,447
                                                                    ------------
                                                                      45,948,537
                                                                    ------------
             Consumer Products &
              Services - 5.6%
      91,350 Avon Products, Inc..................................      5,069,925
      51,950 Clorox Co...........................................      5,548,909
      18,670 Colgate-Palmolive Co................................      1,843,663
      70,000 Maytag Corp.........................................      4,878,125
     114,600 Procter & Gamble Co.................................     10,228,050
                                                                    ------------
                                                                      27,568,672
                                                                    ------------
             Diversified Companies - 1.0%
      51,400 Tyco International Ltd..............................      4,870,150
                                                                    ------------
             Electrical Equipment &
              Services - 7.9%
     252,575 General Electric Co.................................     28,540,975
      25,375 *QLogic Corp........................................      3,349,500
     107,950 *Vitesse Semiconductor Corp.........................      7,279,878
                                                                    ------------
                                                                      39,170,353
                                                                    ------------
             Electronic Equipment &
              Services - 0.9%
      88,475 *SDL, Inc...........................................      4,517,755
                                                                    ------------
             Finance & Insurance - 5.5%
      45,780 American Express Co.................................      5,957,122
      93,850 Federal Home Loan Mortgage
              Corp...............................................      5,443,300
      54,125 Federal National Mortgage Assoc.....................      3,700,797
      78,475 Marsh & McLennan Co., Inc...........................      5,924,863
      56,500 Schwab (Charles) & Co., Inc.........................      6,207,937
                                                                    ------------
                                                                      27,234,019
                                                                    ------------
             Food & Beverage Products - 2.4%
      80,100 Quaker Oats Co......................................      5,316,638
     130,875 *Safeway, Inc.......................................      6,478,312
                                                                    ------------
                                                                      11,794,950
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - 17.0%
     111,710 Abbott Laboratories................................   $  5,082,805
     225,475 Bristol-Myers Squibb Co............................     15,881,895
      89,425 *Guidant Corp......................................      4,599,798
     108,200 Johnson & Johnson..................................     10,603,600
     133,350 *MedQuist, Inc.....................................      5,834,063
     121,550 Merck & Co., Inc...................................      8,994,700
     128,800 Schering-Plough Corp...............................      6,826,400
      59,150 *VISX, Inc.........................................      4,683,941
     192,825 Warner-Lambert Co..................................     13,377,234
      94,300 *Wellpoint Health Networks, Inc.
              Cl. A.............................................      8,003,713
                                                                   ------------
                                                                     83,888,149
                                                                   ------------
             Information Services
              & Technology - 19.9%
      85,650 *America Online, Inc...............................      9,464,325
      48,800 *Broadvision, Inc..................................      3,599,000
      97,675 CDW Computer Centers, Inc..........................      4,297,700
      75,200 *Citrix Systems, Inc...............................      4,248,800
     279,250 *EMC Corp..........................................     15,358,750
     115,400 Intel Corp.........................................      6,866,300
      81,650 *Lexmark International Group, Inc..................      5,394,003
     297,970 *Microsoft Corp....................................     26,873,169
      63,325 Siebel Systems, Inc................................      4,203,197
     134,650 *Sun Microsystems, Inc.............................      9,274,019
      25,000 *Uniphase Corp.....................................      4,150,000
      25,750 *Veritas Software Corp.............................      2,444,640
      11,875 Yahoo, Inc.........................................      2,045,469
                                                                   ------------
                                                                     98,219,372
                                                                   ------------
             Oil/Energy - 1.2%
      70,500 Enron Corp.........................................      5,763,375
                                                                   ------------
             Paper & Packaging - 2.5%
      80,175 Avery Dennison Corp................................      4,840,566
     133,485 Kimberly-Clark Corp................................      7,608,645
                                                                   ------------
                                                                     12,449,211
                                                                   ------------
             Printing, Publishing, Broadcasting
              & Entertainment - 1.5%
      23,335 Gannett Co., Inc...................................      1,665,536
      74,200 Omnicom Group, Inc.................................      5,936,000
                                                                   ------------
                                                                      7,601,536
                                                                   ------------
             Retailing & Wholesale - 13.5%
     118,475 *Best Buy Co., Inc.................................      7,997,062
      65,800 *Costco Companies, Inc.............................      5,268,113
     220,200 Family Dollar Stores, Inc..........................      5,284,800
     135,113 Gap, Inc...........................................      6,806,292
     178,025 Home Depot, Inc....................................     11,471,486
      99,800 Lowe's Companies, Inc..............................      5,657,413
     151,700 TJX Co., Inc.......................................      5,053,506
     315,450 Wal-Mart Stores, Inc...............................     15,220,462
     128,540 Walgreen Co........................................      3,775,863
                                                                   ------------
                                                                     66,534,997
                                                                   ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Growth Fund

                       Schedule of Investments(continued)
                                 June 30, 1999


   Shares                                                              Value

 COMMON STOCKS - continued
             Telecommunication Services & Equipment - 1.6%
      53,575 *Qualcomm, Inc......................................      7,688,013
                                                                    ------------
             Utilities - Telephone - 2.1%
      95,175 SBC Communications, Inc.............................      5,520,150
      93,850 Sprint Corp.........................................      4,956,453
                                                                    ------------
                                                                      10,476,603
                                                                    ------------
             Total Common Stocks
              (cost $351,447,363)................................    473,084,370
                                                                    ------------

  Principle
   Amount

 SHORT-TERM INVESTMENTS - 5.7%
             Repurchase Agreement - 5.6%
  27,671,784 Dresdner Bank AG 4.75%, purchased 6/30/1999,
              maturing 7/1/1999, maturity value $27,675,435
              (cost $27,671,784)(a)............................   $ 27,671,784
                                                                  ------------

   Shares                                                               Value

             Money Market Shares - 0.1%
     188,020 Valiant General Fund................................   $    188,020
                                                                    ------------
             Total Short-Term Investments
              (cost $27,859,804).................................     27,859,804
                                                                    ------------

             Total Investments -
              (cost $379,307,168)........................   101.5%  500,944,174
             Other Assets and Liabilities - net..........    (1.5)   (7,174,850)
                                                            -----  ------------
             Net Assets..................................   100.0% $493,769,324
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued inter-est at June 30, 1999.
 * Non-Income Producing Security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Value Fund

                            Schedule of Investments
                                 June 30, 1999


   Shares                                                            Value

 COMMON STOCKS - 93.6%
             Aerospace & Defense - 2.2%
   167,700   Raytheon Co. Cl. A................................   $ 11,550,338
                                                                  ------------
             Automotive Equipment &  Manufacturing - 1.6%
   169,000   *Lear Corp........................................      8,407,750
                                                                  ------------
             Banks - 13.5%
   228,100   Chase Manhattan Corp. ............................     19,759,162
   200,000   First American Corp...............................      8,312,500
   163,600   Fleet Financial Group, Inc. ......................      7,259,750
   475,000   Mellon Bank Corp..................................     17,278,125
   207,000   SouthTrust Corp. .................................      7,943,625
   266,800   Summit Bancorp....................................     11,155,575
                                                                  ------------
                                                                    71,708,737
                                                                  ------------
             Capital Goods - 1.2%
   132,800   Case Corp.........................................      6,391,000
                                                                  ------------
             Chemical & Agricultural
              Products - 2.1%
   280,000   Hercules, Inc. ...................................     11,007,500
                                                                  ------------
             Consumer Products &
              Services - 3.6%
   177,000   Black & Decker Corp. .............................     11,173,125
   113,000   Maytag Corp. .....................................      7,874,688
                                                                  ------------
                                                                    19,047,813
                                                                  ------------
             Electrical Equipment &
              Services - 2.7%
   152,000   Motorola, Inc. ...................................     14,402,000
                                                                  ------------
             Electronic Equipment &
              Services - 2.9%
   155,204   Koninklijke (Royal) Philips Electronics NV ADR....     15,656,204
                                                                  ------------
             Finance & Insurance - 11.7%
   118,400   Allstate Corp. ...................................      4,247,600
   413,000   Citigroup, Inc. ..................................     19,617,500
   275,000   Countrywide Credit Industries, Inc. ..............     11,756,250
   103,600   Loews Corp........................................      8,197,350
   175,000   Merrill Lynch & Co., Inc..........................     13,989,062
   103,600   Nationwide Financial Services, Inc. Cl. A.........      4,687,900
                                                                  ------------
                                                                    62,495,662
                                                                  ------------
             Food & Beverage Products - 3.0%
    83,000   Fortune Brands, Inc. .............................      3,434,125
   315,100   Philip Morris Companies, Inc. ....................     12,663,081
                                                                  ------------
                                                                    16,097,206
                                                                  ------------
             Healthcare Products & Services - 3.8%
   165,200   Bristol-Myers Squibb Co. .........................     11,636,275
   459,700   * Tenet Healthcare Corp...........................      8,533,181
                                                                  ------------
                                                                    20,169,456
                                                                  ------------
             Information Services &  Technology - 5.2%
   163,400   Intel Corp. ......................................      9,722,300
   141,200   International Business Machines Corp. ............     18,250,100
                                                                  ------------
                                                                    27,972,400
                                                                  ------------

   Shares                                                              Value

 COMMON STOCKS - continued
             Metal Products & Services - 4.2%
   260,000   Alcoa, Inc. ........................................   $ 16,087,500
   241,900   USX United States Steel Group.......................      6,531,300
                                                                    ------------
                                                                      22,618,800
                                                                    ------------
             Natural Gas - 0.9%
   142,100   El Paso Energy Corp. ...............................      5,000,144
                                                                    ------------
             Oil/Energy - 9.3%
   100,500   Cabot Corp..........................................      2,430,844
   214,000   Mobil Corp..........................................     21,186,000
   213,600   Texaco, Inc.........................................     13,350,000
   315,000   Tosco Corp..........................................      8,170,312
   197,700   Ultramar Diamond Shamrock Corp. ....................      4,312,331
                                                                    ------------
                                                                      49,449,487
                                                                    ------------
             Paper & Packaging - 1.3%
   171,314   Mead Corp...........................................      7,152,360
                                                                    ------------
             Real Estate - 0.6%
   142,100   FelCor Lodging Trust, Inc. REIT.....................      2,948,575
                                                                    ------------
             Retailing & Wholesale - 1.3%
   154,900   Sears, Roebuck & Co.................................      6,902,731
                                                                    ------------
             Telecommunication Services
              & Equipment - 4.2%
   367,500   Centurytel, Inc.....................................     14,608,125
    87,800   Nokia Corp. ADR.....................................      8,039,188
                                                                    ------------
                                                                      22,647,313
                                                                    ------------
             Textile & Apparel - 1.2%
   148,000   V. F. Corp..........................................      6,327,000
                                                                    ------------
             Transportation - 0.9%
   157,200   Burlington Northern Santa Fe Corp...................      4,873,200
                                                                    ------------
             Utilities - Electric - 2.2%
   253,400   Scana Corp. ........................................      5,923,225
   231,850   UtiliCorp United, Inc...............................      5,636,853
                                                                    ------------
                                                                      11,560,078
                                                                    ------------
             Utilities - Gas - 5.0%
   263,000   NICOR, Inc..........................................     10,010,438
   385,000   Williams Companies, Inc.............................     16,386,562
                                                                    ------------
                                                                      26,397,000
                                                                    ------------
             Utilities - Telephone - 9.0%
   170,000   ALLTEL Corp.........................................     12,155,000
   300,000   AT&T Corp...........................................     16,743,750
   252,000   GTE Corp. ..........................................     19,089,000
                                                                    ------------
                                                                      47,987,750
                                                                    ------------
             Total Common Stocks
              (cost $415,517,982)................................    498,770,504
                                                                    ------------
 PREFERRED STOCKS - 1.4%
             Printing, Publishing, Broadcasting &
              Entertainment - 1.4%
   235,800   News Corp. Ltd......................................      7,442,437
                                                                    ------------
             Total Preferred Stocks
              (cost $5,734,588)..................................      7,442,437
                                                                    ------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Value Fund

                       Schedule of Investments(continued)
                                 June 30, 1999

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 4.6%
             Repurchase Agreement - 4.0%
 $20,965,166 Dresdner Bank AG 4.75%, purchased 6/30/1999,
              maturing 7/1/1999, maturity value $20,967,932
              (cost $20,965,166)(a)............................   $ 20,965,166
                                                                  ------------

   Shares                                                              Value

             Money Market Shares - 0.6%
   3,238,537 Valiant General Fund................................   $  3,238,537
                                                                    ------------
             Total Short-Term Investments
              (cost $24,203,703).................................     24,203,703
             Total Investments -  (cost $445,456,273).....  99.6%    530,416,644
             Other Assets and Liabilities - net...........   0.4       2,388,870
                                                           -----    ------------
             Net Assets................................... 100.0%   $532,805,514
                                                           =====    ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at June 30, 1999.
 *  Non-Income Producing Security

Summary of Abbreviations:
ADR    American Depository Receipt
NV     Naamloze (Dutch for "corporation")
REIT   Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                      Statements of Assets and Liabilities
                                 June 30, 1999

                                                       Diversified   Large Cap     Small Cap
                             Balanced    Core Equity      Value        Blend        Growth
                               Fund          Fund          Fund         Fund         Fund
 ---------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $608,922,743 $1,361,603,693 $526,866,558 $334,676,901  $78,373,004
 Net unrealized gains on
  securities.............    52,964,534    579,411,427   87,016,041  113,484,768    9,784,614
 ---------------------------------------------------------------------------------------------
 Market value of
  securities.............   661,887,277  1,941,015,120  613,882,599  448,161,669   88,157,618
 Cash....................             0              0            0            0       14,416
 Receivable for
  securities sold........     4,857,863      3,505,724    3,067,451    4,580,756            0
 Receivable for Fund
  shares sold............       419,135        372,289      195,290            0       45,019
 Dividends and interest
  receivable.............     5,789,563      1,884,530      767,996      406,477           84
 Receivable for daily
  variation margin on
  open futures
  contracts..............             0              0      156,250            0            0
 Deferred organization
  expenses...............             0              0            0            0        5,932
 Prepaid expenses and
  other assets...........         9,807          4,233       22,617       22,148       21,849
 ---------------------------------------------------------------------------------------------
   Total assets..........   672,963,645  1,946,781,896  618,092,203  453,171,050   88,244,918
 ---------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     8,428,422              0    4,344,450   10,874,003            0
 Payable for Fund shares
  redeemed...............     5,057,054      1,876,530    5,667,525    3,267,818        3,698
 Payable for securities
  on loan................             0              0            0            0   18,071,447
 Advisory fee payable....       269,003        925,761      244,810      219,233       46,107
 Distribution Plan
  expenses payable.......            42          6,028          826           59            0
 Due to other related
  parties................        13,437         40,739        3,408        9,966          516
 Accrued expenses and
  other liabilities......        57,880        209,926       92,401       43,007        9,613
 ---------------------------------------------------------------------------------------------
   Total liabilities.....    13,825,838      3,058,984   10,353,420   14,414,086   18,131,381
 ---------------------------------------------------------------------------------------------
 Net assets..............  $659,137,807 $1,943,722,912 $607,738,783 $438,756,964  $70,113,537
 ---------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $604,276,094 $1,174,619,818 $502,485,819 $291,584,904  $64,747,945
 Undistributed
  (overdistributed) net
  investment income or
  loss...................     1,619,270         56,683      414,562       (8,169)           0
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts..............       277,909    189,634,984   17,436,598   33,695,461  $(4,419,022)
 Net unrealized gains on
  securities and futures
  contracts..............    52,964,534    579,411,427   87,401,804  113,484,768  $ 9,784,614
 ---------------------------------------------------------------------------------------------
 Total net assets........  $659,137,807 $1,943,722,912 $607,738,783 $438,756,964  $70,113,537
 ---------------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................  $658,732,768 $1,913,483,237 $606,354,638 $438,375,045  $70,113,537
 Class IS................       405,039     30,239,675    1,384,145      381,919            0
 ---------------------------------------------------------------------------------------------
 Total net assets........  $659,137,807 $1,943,722,912 $607,738,783 $438,756,964  $70,113,537
 ---------------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................    48,588,180     20,730,802   21,927,085    9,066,653    5,135,726
 Class IS................        29,809        349,426       50,643        7,902            0
 ---------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class I.................  $      13.56 $        92.30 $      27.65 $      48.35  $     13.65
 ---------------------------------------------------------------------------------------------
 Class IS................  $      13.59 $        86.54 $      27.33 $      48.33  $         0
 ---------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                      Statements of Assets and Liabilities
                                 June 30, 1999

                           Small Company     Social       Special      Strategic     Strategic
                               Value       Principles      Equity        Growth        Value
                               Fund           Fund          Fund          Fund          Fund
 -----------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $107,141,714   $101,069,143  $101,312,154  $379,307,168  $445,456,273
 Net unrealized gains on
  securities.............           917     31,413,201    20,466,484   121,637,006    84,960,371
 -----------------------------------------------------------------------------------------------
 Market value of
  securities.............   107,142,631    132,482,344   121,778,638   500,944,174   530,416,644
 Cash....................           435              0             0             0             0
 Receivable for
  securities sold........     2,219,938      2,476,006       870,502    10,688,751             0
 Receivable for Fund
  shares sold............             0            200       280,877       650,916     4,973,900
 Dividends and interest
  receivable.............        87,308         50,454        14,914       200,187       832,276
 Receivable for daily
  variation margin on
  open futures
  contracts..............             0              0             0             0             0
 Deferred organization
  expenses...............             0              0             0             0             0
 Prepaid expenses and
  other assets...........         3,279          6,322        30,898        12,017        23,024
 -----------------------------------------------------------------------------------------------
   Total assets..........   109,453,591    135,015,326   122,975,829   512,496,045   536,245,844
 -----------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     1,031,250              0     1,597,588    14,937,132     2,896,795
 Payable for Fund shares
  redeemed...............       152,000        371,586       255,923     3,461,329       170,643
 Payable for securities
  on loan................             0              0             0             0             0
 Advisory fee payable....        69,282         78,527        52,069       228,777       238,759
 Distribution Plan
  expenses payable.......             0              6           516         1,500           413
 Due to other related
  parties................         3,166          3,188             0        12,472        16,587
 Accrued expenses and
  other liabilities......        16,771         25,994        60,781        85,511       117,133
 -----------------------------------------------------------------------------------------------
   Total liabilities.....     1,272,469        479,301     1,966,877    18,726,721     3,440,330
 -----------------------------------------------------------------------------------------------
 Net assets..............  $108,181,122   $134,536,025  $121,008,952  $493,769,324  $532,805,514
 -----------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $116,705,297   $ 85,750,061  $ 86,594,949  $302,022,022  $437,988,176
 Undistributed
  (overdistributed) net
  investment income or
  loss...................          (460)        (1,986)         (322)       (7,208)      938,131
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts..............    (8,524,632)    17,374,749    13,947,841    70,117,504     8,918,836
 Net unrealized gains on
  securities and futures
  contracts..............           917     31,413,201    20,466,484   121,637,006    84,960,371
 -----------------------------------------------------------------------------------------------
 Total net assets........  $108,181,122   $134,536,025  $121,008,952  $493,769,324  $532,805,514
 -----------------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................  $108,180,076   $134,476,499  $116,965,568  $481,118,988  $530,995,228
 Class IS................         1,046         59,526     4,043,384    12,650,336     1,810,286
 -----------------------------------------------------------------------------------------------
 Total net assets........  $108,181,122   $134,536,025  $121,008,952  $493,769,324  $532,805,514
 -----------------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................    12,098,501      3,643,469     8,237,347    11,471,839     2,238,855
 Class IS................           121          1,615       287,691       302,454         7,631
 -----------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class I.................  $       8.94   $      36.91  $      14.20  $      41.94  $     237.17
 -----------------------------------------------------------------------------------------------
 Class IS................  $       8.64   $      36.86  $      14.05  $      41.83  $     237.23
 -----------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                            Statements of Operations
                            Year Ended June 30, 1999

                                                       Diversified   Large Cap   Small Cap
                             Balanced    Core Equity      Value        Blend       Growth
                               Fund          Fund         Fund         Fund         Fund
 -------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $3,693,
  $81,445, $40,950,
  $4,238, $0,
  respectively)..........   $ 5,095,377  $ 24,008,076  $ 9,357,060  $ 6,263,285  $  100,589
 Securities lending
  income.................             0             0            0            0      23,242
 Interest................    23,575,630     3,610,651      542,734      745,135      87,967
 -------------------------------------------------------------------------------------------
 Total investment
  income.................    28,671,007    27,618,727    9,899,794    7,008,420     211,798
 -------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............     4,136,760    12,923,968    3,983,024    3,318,923     500,432
 Distribution Plan
  expenses...............         5,257        60,519        2,914          881         --
 Administrative services
  fees...................       178,848       480,743      173,365      123,530       8,400
 Transfer agent fee......       737,548        12,936      295,122          556         648
 Trustees' fees and
  expenses...............        13,700        38,000       11,879        7,262         980
 Printing and postage
  expenses...............        36,855        70,158       12,091       12,870       2,315
 Custodian fee...........       200,683       540,553      185,701      132,201      21,344
 Registration and filing
  fees...................        74,996       100,777       69,733       96,499      74,110
 Professional fees.......        39,452        23,743       29,615       29,242      12,936
 Organization expenses...             0             0            0            0       3,989
 Other...................        18,025        36,142       16,061       12,387      14,012
 -------------------------------------------------------------------------------------------
  Total expenses.........     5,442,124    14,287,539    4,779,505    3,734,351     639,166
 Less: Fee credits.......       (27,674)      (76,453)     (30,047)     (18,838)     (3,866)
   Fee waivers ..........      (689,460)   (1,848,228)    (663,837)    (474,132)          0
 -------------------------------------------------------------------------------------------
  Net expenses...........     4,724,990    12,362,858    4,085,621    3,241,381     635,300
 -------------------------------------------------------------------------------------------
 Net investment income or
  loss...................    23,946,017    15,255,869    5,814,173    3,767,039    (423,502)
 -------------------------------------------------------------------------------------------
 Net realized and change
  in unrealized gains or
  losses on securities
  and futures contracts
 Net realized gains or
  losses on:
  Securities.............       928,390   178,262,279   17,043,520   35,527,151  (2,938,420)
  Futures contracts......             0    12,624,975      328,675            0           0
 -------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures contracts..       928,390   190,887,254   17,372,195   35,527,151  (2,938,420)
 -------------------------------------------------------------------------------------------
 Net change in unrealized
  gains or losses on
  securities and futures
  contracts..............    12,500,436   (31,676,691)  23,916,181   (7,056,882)  6,375,643
 -------------------------------------------------------------------------------------------
 Net realized and change
  in unrealized gains or
  losses on securities
  and futures contracts..    13,428,826   159,210,563   41,288,376   28,470,269   3,437,223
 -------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............   $37,374,843  $174,466,432  $47,102,549  $32,237,308  $3,013,721
 -------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                            Statements of Operations
                            Year Ended June 30, 1999

                            Small Company   Social       Special     Strategic     Strategic
                                Value     Principles     Equity        Growth        Value
                                Fund         Fund         Fund          Fund         Fund
 ---------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $0, $4,425,
  $4,102, $0, $32,939,
  respectively)..........    $   944,862  $ 1,521,760  $   294,364  $  3,246,479  $ 7,216,969
 Securities lending
  income.................              0            0            0             0            0
 Interest................        158,565      237,570      249,570     1,125,933      684,942
 ---------------------------------------------------------------------------------------------
 Total investment
  income.................      1,103,427    1,759,330      543,934     4,372,412    7,901,911
 ---------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............        789,167    1,203,962    1,181,647     3,224,101    2,384,266
 Distribution Plan
  expenses...............            126          279        7,423        25,109        3,890
 Administrative services
  fees...................         22,722       39,281       20,362       118,218       88,316
 Transfer agent fee......            331        1,379       59,803       138,356          596
 Trustees' fees and
  expenses...............          2,539        2,791        1,426        10,000        6,013
 Printing and postage
  expenses...............          3,167        5,523        3,528        24,147       11,127
 Custodian fee...........         31,304       42,625       28,893       143,014       98,842
 Registration and filing
  fees...................         60,230       86,717       71,535       102,018      145,869
 Professional fees.......         15,148       16,980       14,427        24,736       17,780
 Organization expenses...              0            0            0             0            0
 Other...................         14,252       13,430        4,253         7,799       20,929
 ---------------------------------------------------------------------------------------------
  Total expenses.........        938,986    1,412,967    1,393,297     3,817,498    2,777,628
 Less: Fee credits.......         (5,396)      (6,031)      (4,516)      (27,923)     (13,690)
   Fee waivers...........        (84,029)    (150,495)    (551,194)     (478,980)    (340,610)
 ---------------------------------------------------------------------------------------------
  Net expenses...........        849,561    1,256,441      837,587     3,310,595    2,423,328
 ---------------------------------------------------------------------------------------------
 Net investment income or
  loss...................        253,866      502,889     (293,653)    1,061,817    5,478,583
 ---------------------------------------------------------------------------------------------
 Net realized and change
  in unrealized gains or
  losses on securities
  and futures contracts
 Net realized gains or
  losses on:
  Securities.............     (8,481,510)  20,463,898   17,426,693   100,654,235    9,159,666
  Futures contracts......              0            0            0             0            0
 ---------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures contracts..     (8,481,510)  20,463,898   17,426,693   100,654,235    9,159,666
 ---------------------------------------------------------------------------------------------
 Net change in unrealized
  gains or losses on
  securities and futures
  contracts..............      2,615,130  (22,240,460)  14,600,653    51,252,431   24,194,498
 ---------------------------------------------------------------------------------------------
 Net realized and change
  in unrealized gains or
  losses on securities
  and futures contracts..     (5,866,380)  (1,776,562)  32,027,346   151,906,666   33,354,164
 ---------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........    $(5,612,514) $(1,273,673) $31,733,693  $152,968,483  $38,832,747
 ---------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                      Statements of Changes in Net Assets
                            Year Ended June 30, 1999

                                                          Diversified    Large Cap     Small Cap
                              Balanced     Core Equity       Value         Blend        Growth
                                Fund           Fund           Fund          Fund         Fund
 -------------------------------------------------------------------------------------------------
 Operations
 Net investment income or
  loss...................   $ 23,946,017  $   15,255,869  $  5,814,173  $  3,767,039  $  (423,502)
 Net realized gains or
  losses on securities
  and futures contracts..        928,390     190,887,254    17,372,195    35,527,151   (2,938,420)
 Net change in unrealized
  gains or losses on
  securities and futures
  contracts..............     12,500,436     (31,676,691)   23,916,181    (7,056,882)   6,375,643
 -------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     37,374,843     174,466,432    47,102,549    32,237,308    3,013,721
 -------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from:
 Net investment income
  (b)
  Class I................    (22,214,234)    (14,533,736)   (5,432,863)     (415,801)           0
  Class IS...............        (71,558)       (136,355)       (6,977)       (2,046)           0
  Class IC (a)...........              0               0             0    (3,330,655)           0
 -------------------------------------------------------------------------------------------------
  Total distributions
   from net investment
   income................    (22,285,792)    (14,670,091)   (5,439,840)   (3,748,502)           0
 -------------------------------------------------------------------------------------------------
 Net realized gains (b)
  Class I................     (7,372,020)   (160,679,308)  (17,317,740)   (1,886,318)    (100,814)
  Class IS...............        (32,664)     (2,314,062)      (34,597)      (32,097)           0
  Class IC (a)...........              0               0             0   (50,651,105)           0
 -------------------------------------------------------------------------------------------------
  Total distributions
   from net realized
   gains.................     (7,404,684)   (162,993,370)  (17,352,337)  (52,569,520)    (100,814)
 -------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (29,690,476)   (177,663,461)  (22,792,177)  (56,318,022)    (100,814)
 -------------------------------------------------------------------------------------------------
 Capital shares
  transactions
 Proceeds from shares
  sold...................    107,820,701     194,557,250    67,508,083    46,937,384    3,242,108
 Payment for shares
  redeemed...............   (200,572,408)   (345,341,133) (303,364,284) (147,493,668)  (5,425,723)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........     20,140,059     127,043,887    21,722,516    51,527,385      100,757
 Net asset value of
  shares issued in
  acquisition of
  CoreStates Equity
  Growth Fund............              0               0             0             0            0
 -------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   shares transactions...    (72,611,648)    (23,739,996) (214,133,685)  (49,028,899)  (2,082,858)
 -------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............    (64,927,281)    (26,937,025) (189,823,313)  (73,109,613)     830,049
 Net assets
 Beginning of year.......    724,065,088   1,970,659,937   797,562,096   511,866,577   69,283,488
 -------------------------------------------------------------------------------------------------
 End of year.............   $659,137,807  $1,943,722,912  $607,738,783  $438,756,964  $70,113,537
 -------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income or
  loss...................   $  1,619,270  $       56,683  $    414,562  $     (8,169) $         0
 -------------------------------------------------------------------------------------------------

(a) On April 30, 1999, the Class IC shares of the Large Cap Blend Fund and So-cial Principles Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting sur-vivor, its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.
(b) The Large Cap Blend Fund redesignated $240,950 ($0.02 per share for Classes I, IS and IC) distributions from net investment income declared after Janu-ary 1, 1999, as capital gains distributions after January 1, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                      Statements of Changes in Net Assets
                            Year Ended June 30, 1999

                            Small Company     Social       Special      Strategic     Strategic
                                Value       Principles      Equity        Growth        Value
                                Fund           Fund          Fund          Fund          Fund
 -------------------------------------------------------------------------------------------------
 Operations
 Net investment income or
  loss...................   $    253,866   $    502,889  $   (293,653) $  1,061,817  $  5,478,583
 Net realized gains or
  losses on securities...     (8,481,510)    20,463,898    17,426,693   100,654,235     9,159,666
 Net change in unrealized
  gains or losses on
  securities.............      2,615,130    (22,240,460)   14,600,653    51,252,431    24,194,498
 -------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (5,612,514)    (1,273,673)   31,733,693   152,968,483    38,832,747
 -------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from:
 Net investment income
  Class I................       (313,271)       (78,008)            0    (1,186,581)   (4,545,875)
  Class IS...............           (102)          (238)            0       (10,641)      (17,533)
  Class IC (a)...........              0       (537,557)            0             0             0
 -------------------------------------------------------------------------------------------------
  Total distributions
   from net investment
   income................       (313,373)      (615,803)            0    (1,197,222)   (4,563,408)
 -------------------------------------------------------------------------------------------------
 Net realized gains
  Class I................       (363,011)      (157,473)   (7,643,649)  (42,795,680)   (7,731,471)
  Class IS...............              0         (6,403)     (298,735)     (947,111)      (36,621)
  Class IC (a)...........              0     (8,960,041)            0             0             0
 -------------------------------------------------------------------------------------------------
  Total distributions
   from net realized
   gains.................       (363,011)    (9,123,917)   (7,942,384)  (43,742,791)   (7,768,092)
 -------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........       (676,384)    (9,739,720)   (7,942,384)  (44,940,013)  (12,331,500)
 -------------------------------------------------------------------------------------------------
 Capital shares
  transactions
 Proceeds from shares
  sold...................     49,048,796     14,856,248    44,330,181    98,098,328   281,162,284
 Payment for shares
  redeemed...............    (12,850,016)   (58,178,607)  (32,256,122) (282,527,098)  (72,083,435)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........        624,439      9,074,037     7,935,176    40,521,982     8,705,025
 Net asset value of
  shares issued in
  acquisition of
  CoreStates Equity
  Growth Fund............              0              0             0   205,742,310             0
 -------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   shares transactions...     36,823,219    (34,248,322)   20,009,235    61,835,522   217,783,874
 -------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     30,534,321    (45,261,715)   43,800,544   169,863,992   244,285,121
 Net assets
 Beginning of year.......     77,646,801    179,797,740    77,208,408   323,905,332   288,520,393
 -------------------------------------------------------------------------------------------------
 End of year.............   $108,181,122   $134,536,025  $121,008,952  $493,769,324  $532,805,514
 -------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income or
  loss...................   $       (460)  $     (1,986) $       (322) $     (7,208) $    938,131
 -------------------------------------------------------------------------------------------------

(a) On April 30, 1999, the Class IC shares of the Large Cap Blend Fund and So-cial Principles Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting sur-vivor, its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                      Statements of Changes in Net Assets
                           Period Ended June 30, 1998

                                                           Diversified    Large Cap     Small Cap
                             Balanced      Core Equity        Value         Blend        Growth
                              Fund**          Fund*          Fund**         Fund*        Fund***
 --------------------------------------------------------------------------------------------------
 Operations
 Net investment income...  $   9,106,347  $   11,215,922  $   4,518,633  $  2,329,360  $  (130,149)
 Net realized gain on
  securities and future
  contracts..............      6,632,946     161,218,815     17,369,461    51,925,395      407,197
 Net change in
  unrealized gains or
  losses on securities
  and future contracts...     40,464,098      53,230,680     63,485,623     5,211,744   (1,425,687)
 --------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   operations............     56,203,391     225,665,417     85,373,717    59,466,499   (1,148,639)
 --------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from:
 Net investment income
  Class I................     (9,096,812)    (11,166,520)    (4,502,185)      (29,968)           0
  Class IS...............         (1,320)        (29,555)        (1,220)         (475)           0
  Class IC...............              0               0              0    (2,357,277)           0
 --------------------------------------------------------------------------------------------------
  Total distributions
   from net investment
   income................     (9,098,132)    (11,196,075)    (4,503,405)   (2,387,720)           0
 --------------------------------------------------------------------------------------------------
 Net realized gains
  Class I................              0               0              0             0            0
  Class IS...............              0               0              0             0            0
  Class IC...............              0               0              0             0            0
 --------------------------------------------------------------------------------------------------
  Total distributions
   from net realized
   gains.................              0               0              0             0            0
 --------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (9,098,132)    (11,196,075)    (4,503,405)   (2,387,720)           0
 --------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................    794,145,003   1,978,861,338    844,178,135   502,787,135   24,034,367
 Payment of shares
  redeemed...............   (121,943,214)   (222,735,836)  (130,961,973)  (48,017,312)  (1,126,600)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........      4,758,040          65,093      3,475,622        17,975            0
 --------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........    676,959,829   1,756,190,595    716,691,784   454,787,798   22,907,767
 --------------------------------------------------------------------------------------------------
   Total increase in net
    assets...............    724,065,088   1,970,659,937    797,562,096   511,866,577   21,759,128
 Net assets
 Beginning of period.....              0               0              0             0   47,524,360
 --------------------------------------------------------------------------------------------------
 End of period...........  $ 724,065,088  $1,970,659,937  $ 797,562,096  $511,866,577  $69,283,488
 --------------------------------------------------------------------------------------------------
 Undistributed net
  investment income or
  loss...................  $      76,045  $       15,911  $      84,835  $     48,469  $      (334)
 --------------------------------------------------------------------------------------------------

* For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
** For the period from January 22, 1998 (commencement of operations) to June 30, 1998.
*** For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                      Statements of Changes in Net Assets
                           Period Ended June 30, 1998

                               Small        Social       Special     Strategic     Strategic
                           Company Value  Principles     Equity        Growth        Value
                              Fund**        Fund*         Fund         Fund*         Fund*
 ----------------------------------------------------------------------------------------------
Operations
 Net investment income
  (loss).................   $   158,103  $    119,251  $  (396,076) $    334,100  $  1,678,953
 Net realized gain on
  securities and written
  options................       302,967     6,082,094   11,241,857    32,617,708     7,762,171
 Net change in
  unrealized gains or
  losses on securities
  and written options....    (2,614,213)    4,046,653     (654,231)   17,033,702    12,371,066
 ----------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   operations............    (2,153,143)   10,247,998   10,191,550    49,985,510    21,812,190
 ----------------------------------------------------------------------------------------------
Distributions to
  shareholders from:
 From net investment
  income
  Class I................      (152,163)       (1,626)           0     (325,046)    (1,676,451)
  Class IS...............             0           (42)           0             0        (2,273)
  Class IC...............             0      (160,897)           0             0             0
 ----------------------------------------------------------------------------------------------
  Total distributions
   from net investment
   income................      (152,163)     (162,565)           0      (325,046)   (1,678,724)
 ----------------------------------------------------------------------------------------------
 Net realized gains
  Class I................             0             0   (9,099,479)            0             0
  Class IS...............             0             0     (364,614)            0             0
  Class IC...............             0             0            0             0             0
 ----------------------------------------------------------------------------------------------
  Total distributions
   from net realized
   gains.................             0             0   (9,464,093)            0             0
 ----------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........      (152,163)     (162,565)  (9,464,093)     (325,046)   (1,678,724)
 ----------------------------------------------------------------------------------------------
Capital share
  transactions
 Proceeds from shares
  sold...................    86,504,946   181,779,780   14,069,175   341,558,248   284,680,865
 Payment of shares
  redeemed...............    (6,702,683)  (12,070,972) (20,704,096)  (67,348,327)  (16,580,621)
 Net assets value of
  shares issued in
  reinvestment of
  distributions..........       149,844         3,499    8,789,058        34,947       286,683
 ----------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........    79,952,107   169,712,307    2,154,137   274,244,868   268,386,927
 ----------------------------------------------------------------------------------------------
   Total increase in net
    assets...............    77,646,801   179,797,740    2,881,594   323,905,332   288,520,393
Net assets
 Beginning of period.....             0             0   74,326,814             0             0
 ----------------------------------------------------------------------------------------------
 End of period...........   $77,646,801  $179,797,740  $77,208,408  $323,905,332  $288,520,393
 ----------------------------------------------------------------------------------------------
Undistributed net
  investment income or
  loss...................   $    69,313  $     60,566  $    (4,076) $     85,171  $     75,764
 ----------------------------------------------------------------------------------------------

  * For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
 ** For the period from December 23, 1997 (commencement of operations) to June
    30, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Equity Growth Funds

                      Statements of Changes in Net Assets
                          Year Ended February 28, 1998

                                                                     Small Cap
                                                                    Growth Fund
                                                                    -----------
                                                                       1998
 -------------------------------------------------------------------------------
 Operations
  Net investment loss.............................................. $  (134,192)
  Net realized loss on securities..................................    (415,947)
  Net change in unrealized gains or losses on securities...........   4,981,029
 -------------------------------------------------------------------------------
   Net increase in net assets resulting from operations............   4,430,890
 -------------------------------------------------------------------------------
 Distributions to shareholders from:
  Net realized gain on investments.................................  (1,657,057)
 -------------------------------------------------------------------------------
   Total distributions to shareholders.............................  (1,657,057)
 -------------------------------------------------------------------------------
 Capital share transactions
  Proceeds from shares sold........................................  42,857,020
  Payment for shares redeemed......................................   1,640,345
  Net assets value of shares issued in reinvestment of
   distributions...................................................  (2,634,970)
 -------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
     transactions..................................................  41,862,395
 -------------------------------------------------------------------------------
     Total increase in net assets..................................  44,636,228
 Net assets
 Beginning of year.................................................   2,888,132
 -------------------------------------------------------------------------------
 End of year, including accumulated net investment income of $320
  ................................................................. $47,524,360
 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Select Equity Growth Funds consist of Evergreen Select Balanced Fund ("Balanced Fund"), Evergreen Select Core Equity Fund ("Core Equity Fund") (formerly Evergreen Select Common Stock Fund), Evergreen Select Diversified Value Fund ("Diversified Value Fund"), Evergreen Select Large Cap Blend Fund ("Large Cap Blend Fund"), Evergreen Select Small Cap Growth Fund ("Small Cap Growth Fund"), Evergreen Select Small Company Value Fund ("Small Company Value Fund"), Evergreen Select Social Principles Fund ("Social Principles Fund"), Ev-ergreen Select Special Equity Fund ("Special Equity Fund") (formerly CoreFunds Special Equity Fund), Evergreen Select Strategic Growth Fund ("Strategic Growth Fund") and Evergreen Select Strategic Value Fund ("Strategic Value Fund"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment company. Each of the Funds is a separate series of Evergreen Select Equity Trust, a Delaware business trust organized on September 18, 1997, and are collectively referred to herein as "the Funds".

The Funds offer an Institutional Class of shares ("Class I") and an Institu-tional Service Class of shares ("Class IS"). Each Class of shares is sold with-out a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Until April 30, 1999 Large Cap Blend Fund and Social Principles Fund offered an Institutional Charitable Class of shares ("Class IC"), which were available only to those investors that qualified as a non-profit organization under the Internal Revenue Code.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price.

Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institution-al-size transactions, the pricing service uses methods based on market transac-tions for comparable securities and analysis of various relationships between similar securities, which are generally recognized by institutional traders.

Short-term investments with remaining maturities of 60 days or less at the time of purchase are carried at amortized cost, which approximates market value.

Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission certain Funds managed by Evergreen Investment Management Company ("EIMC") may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into United States dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain or loss resulting from changes in foreign currency exchange rates is a component of net unrealized gain or loss on secu-rities and foreign currency related transactions. Net realized foreign currency gains or losses resulting from changes in exchange rates include foreign cur-rency gains and losses between trade date and settlement date on securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts that are actually received and are included in realized gain or loss on foreign currency related transactions. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

E. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers, and other financial organizations. The Funds' investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Income and capital gains realized from some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

G. Federal Taxes
The Funds qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for fed-eral taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds, except Small Cap Growth Fund, are declared and paid monthly. Small Cap Growth Fund declares and pays distributions from net investment income, if any, annually. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The difference between financial statements amounts avail-able for distribution and distributions made in accordance with income tax reg-ulations are primarily due to differing treatment for certain distributions re-ceived from real estate investment trusts, certain repurchases of securities sold at a loss and the in-kind transaction described in Note 5.

The Large Cap Blend Fund redesignated $240,950 ($0.02 per share for Class I, IS and IC) of distributions from net investment income declared after January 1, 1999, as capital gains distributions after January 1, 1999.

Certain distributions paid during previous years have been reclassified to conform with current year presentation.

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans.

J. Organization Expenses
Organization expenses for Small Cap Growth Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the ini-tial shares of the Fund are redeemed by any holder during the five-year amorti-zation period, redemption proceeds will be reduced by any unamortized organiza-tion expenses in the same proportion as the number of initial shares being re-deemed bears to the number of initial shares outstanding at the time of the re-demption.

3. CONVERSION INFORMATION

On November 24, 1997, the Core Equity Fund, Strategic Growth Fund, and Strate-gic Value Fund commenced operations of their respective Class I shares as a re-sult of a conversion of common trust funds managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). Also, the Large Cap Blend Fund and Social Principles Fund commenced operations of their respective Class IC shares as a result of similar common trust fund conver-sions. The following chart summarizes pertinent data related to each Fund on the date of conversion:

                              Core       Large Cap       Social       Strategic    Strategic
                          Equity Fund    Blend Fund  Principles Fund Growth Fund   Value Fund
                         ------------- ---------- ------------- ---------- -----------
Shares issued...........     22,828,425   10,264,770     4,293,581      5,750,026      831,617
Net assets.............. $1,894,078,143 $462,393,873  $157,379,236   $186,600,811 $169,109,520
Net asset value per
 share.................. $        82.97 $      45.05  $      36.65   $      32.45 $     203.35
Unrealized appreciation
 of securities.......... $  557,857,438 $115,329,906  $ 49,607,008   $ 53,350,873 $ 48,394,807

The above amounts are reflected in proceeds from shares sold in the statements of changes in net assets for the period ended June 30, 1998.

4. CLASS IC CONVERSION

On April 30, 1999, the Large Cap Blend Fund and Social Principles Fund con-verted their respective Class IC shares to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net as-set value equal to the net asset value of their shares immediately prior to the close of business April 30, 1999. Since Class IC shares contributed the major-ity of the net assets and the shareholders to the newly combined Class I, the Class IC and its operating results for prior periods are carried forward as the accounting survivor. The following chart summarizes pertinent data related to each Fund's Class IC shares on the date of conversion:

                                              Large Cap       Social
                                              Blend Fund  Principles Fund
                                             ----------- --------------
         Class I shares issued..............    9,604,208     3,712,810
         Net assets of Class IC............. $452,516,632  $126,994,084
         Net asset value of Class I per
          share............................. $      47.12  $      34.20

5. IN-KIND TRANSACTION

On January 21, 1998, the Evergreen Balanced Fund II and Evergreen Value Fund, Class Y, executed a redemption in-kind transaction of $737,248,788 and $793,367,277, respectively. This transaction resulted in the liquidation of substantially all of the net assets of the Evergreen Balanced Fund II and Ever-green Value Fund Class Y shares, which were transferred to Class I shares of Balanced Fund and Diversified Value Fund, respectively. On January 22, 1998, Balanced Fund and Diversified Value Fund commenced operations of their Class I shares through in-kind purchases of 58,643,231 and 33,532,392 shares, respec-tively, amounting to $737,248,788 and $793,367,277, respectively. These amounts are reflected in proceeds from shares sold in the statements of changes in net assets for the period ended June 30, 1998. In exchange for these shares, in-vestment securities, excluding cash and cash equivalents, with a cost and mar-ket value of $708,705,595 and $774,879,156 were contributed to the Balanced Fund and Diversified Value Fund, respectively. Additionally, Balanced Fund and Diversified Value Fund received cash and cash equivalents of $28,543,193 and $23,488,121, respectively, to complete the transaction.

6. ACQUISITIONS

Effective on the close of business July 24, 1998, Special Equity Fund acquired all of the net assets and certain liabilities of the CoreFund Special Equity Fund ("CoreFund") an open-end, management investment company, registered under the 1940 Act, through a tax-free exchange of shares. Shareholders of Class A, Class B and Class Y shares of the CoreFund became owners of that number of full and fractional shares of Class IS, Class IS and Class I shares, respectively, of Special Equity Fund having an aggregate net asset value equal to the aggre-gate net asset value of their shares of the CoreFund immediately prior to the close of business on July 24, 1998. Shareholders of CoreFund Class B shares re-ceived 22,353 shares of Class IS as a result of the merger. The Special Equity Fund had no operations prior to the acquisition. Since both the Special Equity Fund and the CoreFund were similar funds, and the CoreFund contributed the ma-jority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward as the accounting survivor. The above amounts are reflected in proceeds from shares issued in both the Statements of Changes in Net Assets and Capital Shares Transactions.

Effective the close of business on July 24, 1998, Strategic Growth Fund ac-quired the net assets of CoreFund Equity Growth Fund, an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a tax-free exchange for 186,381 Class IS shares and 5,297,535 Class I shares of Strategic Growth Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $66,587,357. The aggregate net assets of CoreFund Equity Growth Fund and Strategic Growth Fund immediately before the acquisition were $205,742,310 and $326,300,095, respectively. The aggregate net assets of Strategic Growth Fund after the acquisition were $532,042,405. The above amounts are reflected in proceeds from shares issued in both the Statements of Changes in Net Assets and Capital Shares Transactions.

Immediately following the common trust fund conversion on November 24, 1997, the Strategic Growth Fund acquired substantially all of the net assets of Eq-uity Growth Fund, a common trust fund managed by FUNB. The net assets were ac-quired through a taxable exchange for 2,517,542 Class I shares of Strategic Growth Fund, valued at $32.45 per share. The acquired net assets consisted pri-marily of portfolio securities with unrealized appreciation of $25,897,713. The aggregate net assets of Equity Growth Fund and Strategic Growth Fund immedi-ately prior to the acquisition were $81,699,736 and $186,600,811, respectively. The aggregate net assets and shares outstanding of Strategic Growth Fund imme-diately after the acquisition were $268,300,547 and 8,267,568, respectively. The foregoing amounts are reflected in proceeds from shares sold in the State-ments of Changes in Net Assets for the period ended June 30, 1998.

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and/or Class IS. Transactions in shares of the Funds were as follows:

Select Balanced Fund

                                Year Ended                 Period Ended
                               June 30, 1999            June 30, 1998 (a)
                         --------------------------  -------------------------
                           Shares        Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class I
Shares sold.............   7,848,229  $ 102,258,212  62,963,666  $ 793,932,091
Shares redeemed......... (14,836,155)  (195,030,850) (9,271,066)  (121,943,214)
Shares issued in
 reinvestment of
 distributions..........   1,521,793     20,036,612     361,713      4,756,721
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (5,466,133)   (72,736,026) 54,054,313    676,745,598
 ------------------------------------------------------------------------------
Class IS
Shares sold.............     422,203      5,562,489      15,938        212,912
Shares redeemed.........    (416,181)    (5,541,558)          0              0
Shares issued in
 reinvestment of
 distributions..........       7,749        103,447         100          1,319
 ------------------------------------------------------------------------------
Net increase............      13,771        124,378      16,038        214,231
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (5,452,362) $ (72,611,648) 54,070,351  $ 676,959,829

 -------------------------------------------------------------------------------
(a) For Class I and Class IS the capital share activity is for the period from January 22, 1998 and April 9, 1998, respectively, (commencement of each Classes operations) to June 30, 1998.

Select Core Equity Fund

                                Year Ended                Period Ended
                              June 30, 1999             June 30, 1998 (a)
                         -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
 ------------------------------------------------------------------------------
Class I
Shares sold.............  1,894,587  $ 162,933,860  23,538,750  $1,957,108,914
Shares redeemed......... (3,733,442)  (323,280,104) (2,451,922)   (219,096,830)
Shares issued in
 reinvestment of
 distributions..........  1,482,376    125,141,384         453          40,719
 ------------------------------------------------------------------------------
Net increase
 (decrease).............   (356,479)   (35,204,860) 21,087,281   1,738,052,803
 ------------------------------------------------------------------------------
Class IS
Shares sold.............    388,096     31,623,390     250,305      21,752,424
Shares redeemed.........   (271,386)   (22,061,029)    (41,914)     (3,639,006)
Shares issued in
 reinvestment of
 distributions..........     24,042      1,902,503         283          24,374
 ------------------------------------------------------------------------------
Net increase............    140,752     11,464,864     208,674      18,137,792
 ------------------------------------------------------------------------------
Net increase
 (decrease).............   (215,727) $ (23,739,996) 21,295,955  $1,756,190,595

 -------------------------------------------------------------------------------
(a) For Class I and Class IS, for the period from November 24, 1997 and Febru-ary 4, 1998, respectively (commencement of Class operations) to June 30, 1998.

Select Diversified Value Fund

                                Year Ended                 Period Ended
                               June 30, 1999            June 30, 1998 (a)
                         --------------------------  -------------------------
                           Shares        Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class I
Shares sold.............   2,710,532  $  66,392,052  35,285,849  $ 843,364,554
Shares redeemed......... (12,054,441)  (303,229,194) (5,013,312)  (130,385,842)
Shares issued in
 reinvestment of
 distributions..........     864,540     21,680,943     133,917      3,474,402
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (8,479,369)  (215,156,199) 30,406,454    716,453,114
 ------------------------------------------------------------------------------
Class IS
Shares sold.............      46,088      1,116,031      30,796        813,581
Shares redeemed.........      (5,221)      (135,090)    (22,745)      (576,131)
Shares issued in
 reinvestment of
 distributions..........       1,677         41,573          48          1,220
 ------------------------------------------------------------------------------
Net increase............      42,544      1,022,514       8,099        238,670
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (8,436,825) $(214,133,685) 30,414,553  $ 716,691,784

 -------------------------------------------------------------------------------
(a) For Class I and Class IS, for the period from January 22, 1998 and March
    31, 1998, respectively (commencement of Class operations) to June 30, 1998.

Select Large Cap Blend Fund

                                  Year Ended               Period Ended
                                June 30, 1999            June 30, 1998 (a)
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class I
Shares sold..............     281,613  $  13,021,813     281,458  $ 13,881,808
Shares redeemed..........  (1,136,453)   (53,049,940)     (5,242)     (257,909)
Shares issued in
 reinvestment of
 distributions...........      40,730      1,853,814         339        16,702
Shares issued from
 conversion of Class IC
 (b).....................   9,604,208    452,516,632           0             0
 ------------------------------------------------------------------------------
Net increase.............   8,790,098    414,342,319     276,555    13,640,601
 ------------------------------------------------------------------------------
Class IS
Shares sold..............       7,147        328,082       5,918       297,642
Shares redeemed..........      (5,917)      (269,541)         (1)          (44)
Shares issued in
 reinvestment of
 distributions...........         745         33,874          10           475
 ------------------------------------------------------------------------------
Net increase.............       1,975         92,415       5,927       298,073
 ------------------------------------------------------------------------------
Class IC
Shares sold..............     745,024     33,587,489  10,802,599   488,607,729
Shares redeemed..........  (2,036,907)   (94,174,187)   (997,016)  (47,759,403)
Shares issued in
 reinvestment of
 distributions...........   1,090,492     49,639,697          16           798
Shares redeemed in
 conversion to Class I
 (b).....................  (9,604,208)  (452,516,632)          0             0
 ------------------------------------------------------------------------------
Net increase (decrease)..  (9,805,599)  (463,463,633)  9,805,599   440,849,124
 ------------------------------------------------------------------------------
Net increase (decrease)..  (1,013,526) $ (49,028,899) 10,088,081  $454,787,798

 -------------------------------------------------------------------------------
(a) For Class I, Class IS and IC, for the period from December 19, 1997, March 12, 1998 and November 24, 1997, respectively (commencement of Class opera-tions) to June 30, 1998.
(b) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares.

Select Small Cap Growth Fund

                             Year Ended             Period Ended             Year Ended
                            June 30, 1999         June 30, 1998 (a)       February 28, 1998
                         ---------------------  ----------------------  ----------------------
                          Shares     Amount      Shares      Amount      Shares      Amount
 ----------------------------------------------------------------------------------------------
Class I
Shares sold.............  284,105  $ 3,242,108  1,770,376  $22,034,367  3,414,877  $42,857,020
Shares redeemed......... (437,071)  (5,425,723)   (82,127)  (1,126,600)  (209,509)  (2,634,970)
Shares issued in
 reinvestment of
 distributions..........    8,734      100,757          0            0    130,289    1,640,345
 ----------------------------------------------------------------------------------------------
Net increase
 (decrease)............. (144,232) $(2,082,858) 1,688,249  $20,907,767  3,335,657  $41,862,395

 -------------------------------------------------------------------------------
(a) For the four month period ended June 30, 1998. The fund changed its fiscal year end from the last business day in February to June 30, effective June 30, 1998.

Select Small Company Value Fund

                                   Year Ended              Period Ended
                                  June 30, 1999          June 30, 1998 (a)
                             ------------------------  ----------------------
                               Shares       Amount      Shares      Amount
 -----------------------------------------------------------------------------
Class I
Shares sold.................  5,762,869  $ 48,213,008  8,353,679  $86,504,946
Shares redeemed............. (1,437,069)  (12,034,887)  (669,991)  (6,702,683)
Shares issued in
 reinvestment of
 distributions..............     74,799       624,337     14,214      149,844
 -----------------------------------------------------------------------------
Net increase................  4,400,599    36,802,458  7,697,902  $79,952,107
 -----------------------------------------------------------------------------
Class IS (b)
Shares sold.................    101,479       835,788
Shares redeemed.............   (101,371)     (815,129)
Shares issued in
 reinvestment of
 distributions..............         13           102
 -----------------------------------------------------------------------------
Net increase................        121        20,761
 -----------------------------------------------------------------------------
Net increase................  4,400,720  $ 36,823,219

 -------------------------------------------------------------------------------
(a) For the period from December 23, 1997 (commencement of Class operations) to June 30, 1998.
(b) For the period from December 31, 1998 (commencement of Class operations) to June 30, 1999.

Select Social Principles Fund

                                 Year Ended                Period Ended
                                June 30, 1999           June 30, 1998 (a)
                           -------------------------  -----------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class I
Shares sold...............     90,138  $   3,145,258     61,760  $  2,208,624
Shares redeemed...........   (225,918)    (8,155,311)       (59)       (2,272)
Shares issued in
 reinvestment of
 distributions............      4,705        162,875         33         1,243
Shares issued from
 conversion of Class IC
 (b)......................  3,712,810    126,994,084          0             0
 -----------------------------------------------------------------------------
Net increase..............  3,581,735    122,146,906     61,734     2,207,595
 -----------------------------------------------------------------------------
Class IS
Shares sold...............      4,670        159,277      5,274       207,403
Shares redeemed...........     (8,520)      (297,123)        (1)          (36)
Shares issued in
 reinvestment of
 distributions............        191          6,618          1            42
 -----------------------------------------------------------------------------
Net increase (decrease)...     (3,659)      (131,228)     5,274       207,409
 -----------------------------------------------------------------------------
Class IC
Shares sold...............    337,062     11,551,713  4,876,095   179,363,747
Shares redeemed........... (1,429,917)   (49,726,173)  (327,340)  (12,068,700)
Shares issued in
 reinvestment of
 distributions............    256,850      8,904,544         60         2,256
Shares redeemed in
 conversion to Class I
 (b)...................... (3,712,810)  (126,994,084)         0             0
 -----------------------------------------------------------------------------
Net increase (decrease)... (4,548,815)  (156,264,000) 4,548,815   167,297,303
 -----------------------------------------------------------------------------
Net increase (decrease)...   (970,739) $ (34,248,322) 4,615,823  $169,712,307

 -------------------------------------------------------------------------------
(a) For Class I, Class IS, Class IC, for the period from November 24, 1997, March 12, 1998, and November 24, 1997, respectively, (commencement of Class operations) to June 30, 1998.
(b) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares.

Select Special Equity Fund

                                 Year Ended                Year Ended
                                June 30, 1999           June 30, 1998 (a)
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class I
Shares sold...............  3,681,321  $ 43,045,845   1,100,970  $ 12,968,366
Shares redeemed........... (2,831,875)  (30,671,560) (1,727,770)  (20,152,176)
Shares issued in
 reinvestment of
 distributions............    812,275     7,643,511     816,325     8,424,468
 -----------------------------------------------------------------------------
Net increase..............  1,661,721    20,017,796     189,525     1,240,658
 -----------------------------------------------------------------------------
Class IS
Shares sold...............    114,558     1,284,336      92,537     1,100,809
Shares redeemed...........   (146,994)   (1,584,562)    (47,881)     (551,920)
Shares issued in
 reinvestment of
 distributions............     31,295       291,665      35,511       364,590
 -----------------------------------------------------------------------------
Net increase (decrease)...     (1,141)       (8,561)     80,167       913,479
 -----------------------------------------------------------------------------
Net increase..............  1,660,580  $ 20,009,235     269,692  $  2,154,137

 -------------------------------------------------------------------------------
(a) Capital share activity for the year ended June 30, 1998 is that of the CoreFund. Amounts shown for Class I have been reclassified from Class Y of the CoreFund. Amounts shown for Class IS reflect the combination and re-classification of Class A and Class B of the CoreFund.

Select Strategic Growth Fund

                                 Year Ended               Period Ended
                                June 30, 1999           June 30, 1998 (a)
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class I
Shares sold...............  4,260,240  $ 93,242,573   9,834,675  $324,746,855
Shares redeemed........... (7,535,767) (278,683,495) (1,464,385)  (53,203,209)
Shares issued in
 reinvestment of
 distributions............  1,078,559    39,578,816         982        34,947
Shares issued in
 acquisition of CoreFund
 Equity Growth Fund.......  5,297,535   198,759,540         --            --
 -----------------------------------------------------------------------------
Net increase (decrease)...  3,100,567    52,897,434   8,371,272   271,578,593
 -----------------------------------------------------------------------------
Class IS
Shares sold...............    130,363     4,855,755     447,254    16,811,393
Shares redeemed...........   (101,906)   (3,843,603)   (385,382)  (14,145,118)
Shares issued in
 reinvestment of
 distributions............     25,744       943,166         --            --
Shares issued in
 acquisition of CoreFund
 Equity Growth Fund.......    186,381     6,982,770         --            --
 -----------------------------------------------------------------------------
Net increase..............    240,582     8,938,088      61,872     2,666,275
 -----------------------------------------------------------------------------
Net increase..............  3,341,149  $ 61,835,522   8,433,144  $274,244,868

 -------------------------------------------------------------------------------
(a) For Class I and Class IS, for the period from November 24, 1997 and Febru-ary 27,1998, respectively, (commencement of Class operations) to June 30, 1998.

Select Strategic Value Fund

                                   Year Ended              Period Ended
                                 June 30, 1999          June 30, 1998 (a)
                             -----------------------  -----------------------
                              Shares       Amount      Shares       Amount
 -----------------------------------------------------------------------------
Class I
Shares sold................. 1,250,078  $278,450,304  1,344,196  $283,217,426
Shares redeemed.............  (322,534)  (69,617,033)   (74,798)  (16,435,232)
Shares issued in
 reinvestment of
 distributions..............    40,648     8,661,803      1,265       284,542
 -----------------------------------------------------------------------------
Net increase................   968,192   217,495,074  1,270,663   267,066,736
 -----------------------------------------------------------------------------
Class IS
Shares sold.................    12,671     2,711,091      6,502     1,463,439
Shares redeemed.............   (11,118)   (2,466,402)      (641)     (145,389)
Shares issued in
 reinvestment of
 distributions..............       208        44,111          9         2,141
 -----------------------------------------------------------------------------
Net increase................     1,761       288,800      5,870     1,320,191
 -----------------------------------------------------------------------------
Net increase................   969,953  $217,783,874  1,276,533  $268,386,927

 -------------------------------------------------------------------------------
(a) For Class I and Class IS, for the period from November 24, 1997 and March 11, 1998, respectively, (commencement of Class operations) to June 30,
    1998.

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments and securities acquired as a result of conversions, in-kind transactions and acquisitions) were as follows for the year ended June 30, 1999:

                                           Cost of Purchases Proceeds from Sales
                                              --------------------------------
       Core Equity Fund...................   $967,825,286      $1,146,988,165
       Diversified Value Fund.............    494,893,123         720,249,809
       Large Cap Blend Fund...............    209,577,370         304,210,789
       Small Cap Growth Fund..............    102,714,420         104,869,540
       Small Company Value Fund...........     88,807,726          41,235,068
       Social Principles Fund.............     52,951,629          88,939,584
       Special Equity Fund................     82,262,402          74,842,128
       Strategic Growth Fund..............    688,217,425         682,569,471
       Strategic Value Fund...............    340,664,736         133,944,607

Balanced Fund's cost of purchases of US government and non-US government secu-rities was $212,982,807 and $193,337,453, respectively, and the Fund's proceeds from sale of US government and non-US government securities was $241,974,953 and $244,318,838, respectively, for the year ended June 30, 1999.

The Small Cap Growth Fund loaned securities during the year ended June 30, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. During the year ended June 30, 1999, the Fund earned $23,242 in income from securities lending. These fees are included in interest income. As of June 30, 1999 the value of the Fund's securities on loan and the value of collateral amounted to $18,066,600 and $18,071,447, respectively.

On June 30, 1999, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                   Gross        Gross          Net
                                                 Unrealized   Unrealized    Unrealized
                                    Tax Cost    Appreciation Depreciation  Appreciation
                                 -----------------------------------------------------
       Balanced Fund...........  $  609,174,309 $ 75,997,154 $(23,284,186) $ 52,712,968
       Core Equity Fund........   1,362,601,518  605,378,972  (26,965,370)  578,413,602
       Diversified Value Fund..     527,183,807  104,294,007  (17,595,215)   86,698,792
       Large Cap Blend Fund....     334,948,580  121,221,117   (8,008,028)  113,213,089
       Small Cap Growth Fund...      78,552,312   13,588,795   (3,983,489)    9,605,306
       Small Company Value
        Fund...................     107,141,835   11,582,296  (11,581,500)          796
       Social Principles Fund..     101,278,096   39,184,577   (7,980,329)   31,204,248
       Special Equity Fund.....     102,164,580   31,909,652  (12,295,594)   19,614,058
       Strategic Growth Fund...     379,596,925  122,887,277   (1,540,028)  121,347,249
       Strategic Value Fund....     445,888,166   95,130,970  (10,602,492)   84,528,478

On July 24, 1998, Strategic Growth Fund acquired securities, excluding cash equivalents, with an aggregate cost $139,199,312 from the Fund's acquisition of CoreFund Equity Growth Fund.

As of June 30, 1999, Small Cap Growth Fund had a capital loss carryover for federal income tax purposes of $1,348,498 expiring in 2006 and $2,891,216 ex-piring in 2007 and Small Company Value Fund had a capital loss carryover for federal income tax purposes of $3,027,415 expiring in 2007. In addition to the capital loss carryovers, capital losses incurred by the Funds after October 31, 1998, within the Funds' fiscal year, are deemed to arise on the first business day of the Funds' following fiscal year. For the year ended June 30, 1999 the Small Company Value Fund incurred and elected to defer $5,497,097 of such post-October losses.

9. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds. Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Dis-tribution Plan expenses are calculated daily and paid monthly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

10. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
    TRANSACTIONS

The investment adviser to each Fund, other than Small Cap Growth Fund, Small Company Value Fund and Special Equity Fund, is FUNB. Each Fund, other than Small Cap Growth Fund, Small Company Value Fund and Special Equity Fund, pays FUNB a fee for its services as set forth below. The annual advisory fees are calculated daily and paid monthly and are based on a percentage of average daily net assets.

                                                                      Annual
                                                                   Advisory Fee
                                                                   ------------
       Balanced Fund..............................................    0.60%
       Core Equity Fund...........................................    0.70%
       Diversified Value Fund.....................................    0.60%
       Large Cap Blend Fund.......................................    0.70%
       Social Principles Fund.....................................    0.80%
       Strategic Growth Fund......................................    0.70%
       Strategic Value Fund.......................................    0.70%

Evergreen Investment Management Company ("EIMC"), a wholly owned subsidiary of FUNB, is the investment adviser to Small Cap Growth Fund. In return for its services, EIMC is paid an annual advisory fee equal to 0.80% of the Funds first $100 million of average daily net assets and at reduced rates thereafter.

Evergreen Asset Management Corp. ("EAMC"), a wholly owned subsidiary of FUNB, is the investment adviser to Small Company Value Fund. Small Company Value Fund pays EAMC an annual fee of 0.90% of average daily net assets. Leiber & Company, an affiliate of First Union, is the investment sub-adviser to Small Company Value Fund. Leiber & Company provides these services at no additional cost to the Fund.

Leiber & Company also provides brokerage services to Small Company Value Fund with respect to substantially all security transactions effected on either the New York or American Stock Exchanges. For the year ended June 30, 1998, Small Company Fund incurred $152,290, in brokerage commissions with Leiber & Company.

Meridian Investment Company ("Meridian"), an indirect subsidiary of FUNB, serves as the investment advisor to Special Equity Fund. In return for its services, Meridian is paid an annual fee equal to 1.50% of average daily net assets of Special Equity Fund. Currently, Meridian agreed to limit its advisory fee to 0.74% of average daily net assets.

Each investment adviser, other than EIMC, has voluntarily agreed to waive a portion of the investment advisory fee on each Fund and/or to reimburse a por-tion of each Fund's annual operating expenses (excluding interest, taxes, bro-kerage commissions and extraordinary expenses). For the year ended June 30, 1999, the investment advisers voluntarily reduced their fees as follows:

                                                                  % of Average
                                              Total Fee Waivers Daily Net Assets
                                                ---------------------------
       Balanced Fund.........................    $  689,460           .10%
       Core Equity Fund......................     1,848,228           .10
       Diversified Value Fund................       663,837           .10
       Large Cap Blend Fund..................       474,132           .10
       Small Company Value Fund..............        84,029           .10
       Social Principles Fund................       150,495           .10
       Special Equity Fund...................       551,194           .70
       Strategic Growth Fund.................       478,980           .10
       Strategic Value Fund..................       340,610           .10

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and BISYS serves as sub-administrator to the Funds. As administra-tor, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. The ad-ministrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory sub-sidiaries are also the investment advisors. The administration fee is calcu-lated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Fund. For the year ended June 30, 1999, the following amounts were paid for administration and sub-administration services:

                                               Administration Sub-administration
                                               ------------- -----------------
       Balanced Fund..........................    $170,206         $ 8,642
       Core Equity Fund.......................     381,935          98,808
       Diversified Value Fund.................     165,277           8,088
       Large Cap Blend Fund...................      98,170          25,360
       Small Company Value Fund...............      18,083           4,639
       Social Principles Fund.................      31,213           8,068
       Special Equity Fund....................      16,536           3,826
       Strategic Growth Fund..................      93,810          24,408
       Strategic Value Fund...................      70,246          18,070

For the year ended June 30, 1999, Small Cap Growth Fund reimbursed EIMC for certain administrative and accounting expenses amounting to $8,400.

For the Small Cap Growth Fund, the sub-administration fee is paid by the in-vestment advisor and is not a Fund expense.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

11. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with ESC and their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under this expense offset arrangement could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                                  Total Fee       % of Average
                                               Credits Received Daily Net Assets
                                               --------------- ---------------
       Balanced Fund..........................     $27,674            .00%
       Core Equity Fund.......................      76,453            .00
       Diversified Value Fund.................      30,047            .01
       Large Cap Blend Fund...................      18,838            .00
       Small Cap Growth Fund..................       3,866            .01
       Small Company Value Fund...............       5,396            .01
       Social Principles Fund.................       6,031            .00
       Special Equity Fund....................       4,516            .01
       Strategic Growth Fund..................      27,923            .01
       Strategic Value Fund...................      13,690            .00

12. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

13. FINANCING AGREEMENTS

Certain Evergreen Funds, State Street Bank and Trust ("SSB") and a group of banks (collectively "the Banks") entered into a financing agreement dated De-cember 22, 1997, as amended November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency pur-poses only and is subject to each Fund's borrowing restrictions. Borrowings un-der this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assis-tance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. SSB served as agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per an-num which is allocated to all of the participating Funds.

On December 22, 1998, the financing agreement referenced above was amended and renewed among all Evergreen Funds, SSB and Bank of New York ("BONY"). Under this agreement, SSB and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. Dur-ing the year ended June 30, 1999, the Fund had no borrowings under these agree-ments.

14. DISTRIBUTIONS TO SHAREHOLDERS

On July 1, 1999 the following Funds declared net investment income dividends, payable on July 2, 1999 to shareholders of record on June 30, 1999:

                                                               Class I Class IS
                                                               ----------------
       Balanced Fund.......................................... $0.035   $0.032
       Core Equity Fund.......................................  0.028    0.009
       Diversified Value Fund.................................  0.020    0.014
       Strategic Value Fund...................................  0.445    0.395

On July 8, 1999 the following Funds declared capital gains dividends, payable on July 9, 1999 to shareholders of record on July 7, 1999:

                                                               Class I Class IS
                                                               ----------------
       Core Equity Fund....................................... $9.063   $9.063
       Strategic Growth Fund .................................  5.951    5.951
       Strategic Value Fund...................................  4.190    4.190

These distributions are not reflected in the accompanying financial statements.

15. SUBSEQUENT EVENTS

Effective on the close of business on July 9, 1999, Balanced Fund, Core Equity Fund, Strategic Growth Fund and Strategic Value Fund ("Acquiring Evergreen Funds") acquired substantially all of the net assets and identified liabilities of certain common trust funds managed by FUNB. The net assets, consisting pri-marily of portfolio securities, were acquired either through a taxable or tax-free exchange for Class I shares of the Acquiring Evergreen Funds.

The following summarizes pertinent data related to the Funds on the date of the acquisition:

                                                                                             Evergreen    Unrealized
           Acquiring                                                Total      Total Net       Fund      Appreciation
           Evergreen                                               Shares        Assets      NAV/share        of
             Fund               Common Trust Fund                  Issued       Acquired      Class I     Securities
    -----------------------------------------------------------------------------------------------------------------
     Balanced Fund              CoreStates Balanced Fund            422,321    $  5,780,695    $13.68    $          0
                                CoreStates Balanced Trust         6,059,738      82,945,060                20,569,515
                                                                  ---------    ------------              ------------
                                    Total                         6,482,059      88,725,755                20,569,515
                                                                  =========    ============              ============
     Core Equity Fund           CoreStates Growth and
                                Income Equity Trust               6,974,611     595,233,256     85.34     134,355,837
                                Signet Investors Equity A           592,625      50,576,342                36,302,394
                                Signet Investors Equity B           123,773      10,563,173                 7,475,528
                                Signet Capital Growth                67,230       5,737,565                 3,701,178
                                                                  ---------    ------------              ------------
                                    Total                         7,758,239     662,110,336               181,834,937
                                                                  =========    ============              ============
     Strategic Growth Fund      CoreStates Union County
                                Equity Trust                         70,063       2,592,329     37.00       1,356,557
                                                                  ---------    ------------              ------------
     Strategic Value Fund       CoreStates Value Equity Fund        341,237      80,405,690    235.63               0
                                CoreStates Value Equity Trust       309,990      73,043,358                11,453,813
                                                                  ---------    ------------              ------------
                                    Total                           651,227    $153,449,048              $ 11,453,813
                                                                  =========    ============              ============

Effective the close of business on July 30, 1999, Core Equity Fund acquired the net assets and liabilities of Evergreen Select Equity Income Fund, an open-end management investment company registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a tax-free exchange for 14,454 Class IS shares and 1,629,831 Class I shares of Core Equity Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreci-ation of $15,463,739. Aggregate net assets of Core Equity Fund and Evergreen Select Equity Income Fund immediately before the acquisition were $2,449,655,426 and $132,358,403, respectively. The aggregate net assets of Core Equity Fund after the acquisition were $2,582,013,829.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Select Balanced Fund, Ever-green Select Core Equity Fund (formerly Evergreen Select Common Stock Fund), Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Small Cap Growth Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Special Equity Fund (formerly CoreFund Special Equity Fund), Evergreen Select Strategic Growth Fund and Evergreen Select Strategic Value Fund, portfolios of the Evergreen Se-lect Equity Trust, as of June 30, 1999, and the related statements of opera-tions for the year then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and for the year ended February 28, 1998 for Evergreen Select Small Cap Growth Fund, and finan-cial highlights for each of the years or periods as described on pages 37 to
47. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For Ever-green Select Special Equity Fund, the statement of changes in net assets for the year ended June 30, 1998 and financial highlights for each of the years or periods ended prior to the year ended June 30, 1999 were audited by other audi-tors whose reports dated August 25, 1998 and December 8, 1995, expressed un-qualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian and brokers. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the portfolios of the Evergreen Select Equity Trust as of June 30, 1999, the re-sults of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.

                                   /s/ KPMG LLP

Boston, Massachusetts
August 6, 1999

                               Other Information

 Year 2000 - Unaudited

 Like other investment companies, the Funds could be adversely af-fected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisers are taking steps to address this po-tential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


              FEDERAL TAX STATUS OF DIVIDENDS (Unaudited)

 Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term capital gain distribu-tions for the fiscal year ended June 30, 1999:

                                                         Distributions Per share
                                                         -----------------------
       Core Equity Fund................................. $162,933,370   $7.825
       Large Cap Blend Fund.............................   45,364,119    4.487
       Small Company Value Fund.........................          300       --
       Social Principles Fund...........................    9,215,913    2.121
       Special Equity Fund..............................    1,747,325    0.256
       Strategic Growth Fund............................   36,903,232    2.750
       Strategic Value Fund.............................    6,286,864    3.953

 For corporate shareholders, the following percentages of ordinary in-come dividends paid during the fiscal year ended June 30, 1999 quali-fied for the dividends received deduction:

       Balanced Fund....................................................  17.24%
       Core Equity Fund................................................. 100.00
       Diversified Value Fund...........................................  41.19
       Large Cap Blend Fund.............................................  54.65
       Small Company Value Fund.........................................  57.57
       Social Principles Fund........................................... 100.00
       Special Equity Fund..............................................   0.74
       Strategic Growth Fund............................................  23.79
       Strategic Value Fund.............................................  90.38

                            Evergreen Select Funds

Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

Municipal Fixed Income
Intermediate Tax Exempt Bond Fund

Taxable Fixed Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund


Growth and Income/Balanced
Equity Income Fund
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small CompanyValue Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles
Secular Growth Fund


53736                                                              542780  08/99



                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                       PERMIT NO. 19
                                                         HUDSON, MA



[LOGO OF EVERGREEN FUNDS APPEARS HERE]

200 Berkeley Street
Boston, MA 02116

                                                          Annual Report

                                                          as of July 31, 1999



                               Evergreen
                                      Growth and Income Funds



                            [GRAPHIC APPEARS HERE]


              [LOGO OF         Evergreen Funds
               EVERGREEN
               APPEARS HERE]      SINCE 1932

                              Table of Contents

Letter to Shareholders ..................................................     1

Evergreen Blue Chip Fund

   Fund at a Glance ......................................................    2

   Portfolio Manager Interview ...........................................    3

Evergreen Equity Income Fund

   Fund at a Glance ......................................................    6

   Portfolio Manager Interview ...........................................    7

Evergreen Growth and Income Fund

   Fund at a Glance ......................................................   10

   Portfolio Manager Interview ...........................................   11

Evergreen Income and Growth Fund

   Fund at a Glance ......................................................   14

   Portfolio Manager Interview ...........................................   15

Evergreen Small Cap Value Fund

   Fund at a Glance ......................................................   18

   Portfolio Manager Interview ...........................................   19

Evergreen Utility Fund

   Fund at a Glance ......................................................   21

   Portfolio Manager Interview ...........................................   22

Evergreen Value Fund

   Fund at a Glance ......................................................   25

   Portfolio Manager Interview ...........................................   26

Financial Highlights

   Evergreen Blue Chip Fund ..............................................   28
   Evergreen Equity Income Fund ..........................................   30
   Evergreen Growth and Income Fund ......................................   32
   Evergreen Income and Growth Fund ......................................   34
   Evergreen Small Cap Value Fund ........................................   36
   Evergreen Utility Fund ................................................   38
   Evergreen Value Fund ..................................................   40

Schedule of Investments

   Evergreen Blue Chip Fund ..............................................   42
   Evergreen Equity Income Fund ..........................................   44
   Evergreen Growth and Income Fund ......................................   46
   Evergreen Income and Growth Fund ......................................   50
   Evergreen Small Cap Value Fund ........................................   54
   Evergreen Utility Fund ................................................   57
   Evergreen Value Fund ..................................................   58

Statements of Assets and Liabilities .....................................   60

Statements of Operations .................................................   61

Statements of Changes in Net Assets ......................................   62

Combined Notes to Financial Statements ...................................   65

Independent Auditors' Report .............................................   76

Additional Information ...................................................   77


                                 Evergreen Funds


Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:  ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed


                          Evergreen Distributor, Inc.

      Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 September 1999


[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Growth and Income Funds annual report, which covers the fiscal year ended July 31, 1999.

Continued Strength in the Domestic Economy

Early in the fiscal period, stock markets around the world declined dramatically during the summer and into the early fall of 1998. The Federal Reserve lowered interest rates three separate times in order to help stabilize global markets and these actions successfully restored investor confidence. As a result, the U.S. stock market rallied strongly in the final quarter of 1998 and into the first half of 1999.

During the first quarter of 1999, a handful of large capitalization growth stocks, technology stocks in particular, continued to dominate market performance. During the second quarter, participation broadened to include both value stocks and small company stocks: two areas that had disappointed investors for several years. The recent growth in these areas may be a sign that the record bull market is repositioning itself to continue.

Inflation fears persist, however, and the Federal Reserve increased interest
                                                          ---------
rates in June and again in late August in an effort to contain stock and bond prices. Investors will watch carefully to see whether there will be a third rate increase in October. Despite the anxiety over interest rates, many experts agree that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Year 2000 Preparation/1/

We continue to progress with our preparations for year 2000. Our aim is to provide uninterrupted service and communication with shareholders through the end of December 1999 and into January 2000. At the end of September, when this report was finalized, we completed all the regulatory requirements for testing and certification of our systems. In March, we participated in the industry's "Street Test" with the Securities Industry Association, which helped us evaluate the readiness of one of the industry's critical trading networks. We are confident that our long-term approach to planning and preparation will enable us to continue to deliver the high quality products and services that you have come to expect.

Once again, we remind you to take advantage of your financial advisor's expertise and work together to develop an asset allocation strategy that will help you to meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find those that will be appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis
William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/1/  The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                                 Blue Chip Fund
                      Fund at a Glance as of July 31, 1999

Portfolio
Management
 ---------

[PHOTO OF JUDITH A. WARNERS APPEARS HERE]

Judith A. Warners
Tenure:  January 1995

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE /1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large              X
Medium
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have not been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

 -------------------------------------------------------------------------------
                          Performance and Returns /2/
 -------------------------------------------------------------------------------

Portfolio Inception Date:9/11/35                      Class A     Class B     Class C     Class Y
Class Inception Date                                  1/20/98     9/11/35     1/22/98     4/30/99
Average Annual Returns*
1 year with sales charge                                11.71%      11.26%      15.37%      n/a
1 year w/o sales charge                                 17.29%      16.26%      16.37%    17.46%
3 years                                                 23.59%      24.24%      24.74%    25.88%
5 years                                                 20.42%      20.66%      20.74%    21.88%
10 years                                                13.58%      13.31%      13.21%    14.40%
Since Portfolio Inception                                9.28%       9.16%       9.13%     9.43%
Maximum Sales Charge                                     4.75%       5.00%       1.00%      n/a
                                                      Front End        CDSC        CDSC
12-month income dividends per share                     $0.03         --          --         --
12-month capital gain distributions per share           $2.38       $2.38       $2.38        --

* Adjusted for maximum applicable sales charges unless noted.

 -------------------------------------------------------------------------------
                                Long Term Growth
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 Evergreen Blue Chip B     Consumer Price         S & P 500
Period End           Market Value         Index - US Value     Composite Value

  7/31/89               10,000                10,000               10,000
  7/31/90               10,621                10,482               10,623
  7/31/91               11,755                10,949               11,977
  7/31/92               12,469                11,294               13,510
  7/31/93               13,390                11,608               14,684
  7/31/94               13,531                11,929               15,442
  7/31/95               15,692                12,259               19,463
  7/31/96               17,909                12,617               22,687
  7/31/97               26,084                12,902               34,493
  7/31/98               29,994                13,119               41,113
  7/31/99               34,882                13,360               49,002


Comparison of change in value of a $10,000 investment in Evergreen Blue Chip Fund, Class B, the Standard and Poor's 500 Index (S & P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Fund did very well when measured against other growth and income funds. For the 12 months ended July 31, 1999, the Evergreen Blue Chip Fund's Class B shares had a return, before deduction of any applicable sales charges, of 16.26%. During the same 12-month period, the average return of the growth and income funds was 12.22%, according to Lipper, Inc., an independent monitor of mutual fund performance. The Standard & Poor's 500 Index, a benchmark for the overall market, had a return of 20.20%.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                                  $641,440,091
Number of Holdings                                         102
P/E Ratio*                                               35.3x
Beta*                                                     0.97

*as of 6/30/1999

What was the investment environment like during the 12-month period?

It was a period of almost constant change. We began in August 1998 in a time of great fear that the problems of the emerging markets would spread to developed economies, including the United States, and lead to a global economic slowdown. This period of high anxiety came to an end when the U.S. Federal Reserve lowered short-term interest rates three successive times in the fall of 1998, restoring confidence and leading to a significant rally in late 1998 and early 1999. As had been true for the previous two years, this rally was dominated by a narrow group of large-cap growth companies, especially in the technology industry.

In the first quarter of 1999, investors realized we were not going to have a global meltdown. Signs of a recovery were evident in Japan and in some emerging markets. This kicked off a rally in cyclical stocks--or stocks of companies that do best when the economy is expanding--and in value stocks. Energy stocks, which had slumped badly during 1998 as world oil prices fell, recovered sharply as the price of crude oil started climbing.

As the spring of 1999 progressed, however, the repeated signs of stronger economic growth resulted in rising interest rates. This particularly hurt financial services stocks and other interest rate sensitive sectors. Late in June, concern about further increases in interest rates caused a reversal of the market's direction, with financial, technology and retail stocks particularly hard hit in July 1999. In fact, late in June, the U.S. Federal Reserve raised short-term interest rates once.


                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Information Services & Technology                             17.6%
Retailing & Wholesale                                          8.7%
Oil / Energy                                                   8.6%
Telecommunication Services &Equipment                          8.5%
Finance &Insurance                                             7.5%

                                   EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview


What strategies did you pursue in this environment?

As we ended the first six months of the year, we were de-emphasizing financials and energy stocks, while emphasizing technology and consumer staples.

As the second six months began, we continued to under-weight financial stocks versus the indices. We maintained over-weighted positions in technology and telecommunications, with investments in companies such as IBM, Hewlett-Packard, Motorola, ADC Telecom, Tellabs and adding to our position in Intel. We also maintained positions in industry-leading companies such as Microsoft, Sun Microsystems, EMC, America Online and Cisco Systems.

Increasingly, as we progressed in 1999, we added to our energy position, raising the industry weighting from about 4% of net assets at the end of January to 9% at the end of the fiscal year in July. Our investments included shares of integrated energy companies such as Texaco, international companies such as Royal Dutch Petroleum and BP Amoco, exploration company Unocal and oil drillers such as Apache and Anadarko.

We also maintained a very strong emphasis on consumer-related industries, including retailers and specialty retailers. We invested in companies such as Tandy and Federated Department Stores, while maintaining positions in Home Depot, Wal-Mart, Dayton-Hudson and Costco.

What were some of the leading contributors to the Fund's performance?

Some of the better-performing stocks during the year included: IBM; Biogen, a biotech company; Tyco International, a diversified industrial company; Univision, the leading Spanish-language broadcaster; and oil company Unocal. Tandy, which operates the Radio Shack retail chain, was an excellent performer.

The Fund's performance also received lifts from two sub-themes:
telecommunications and basic materials. The entire telecommunications sector tended to do very well, including regional telephone operating companies, wireless companies and equipment companies. Among the contributors to performance were Winstar and Qualcomm. In basic materials, we focused on special situations, rather than commodities, such as Raychem, a specialty chemical company that was purchased by Tyco International.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Microsoft Corp.                                                3.5%
General Electric Co.                                           3.3%
International Business Machines Corp.                          2.2%
Intel Corp.                                                    2.0%
Cisco Systems, Inc.                                            1.9%
Tyco International Ltd.                                        1.9%
Atlantic Richfield Co.                                         1.7%
Hewlett-Packard Co.                                            1.6%
Safeway, Inc.                                                  1.5%
Wal-Mart Stores, Inc.                                          1.5%

                                   EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview

Were there any disappointments?

Yes, Waste Management was a poor performer. The company had management difficulties after its merger with USA Waste. Fortunately, we sold out of our position in Waste Management at the first signal of problems. We also sold our position in Daimler-Chrysler, which has been a poor performer. Coca-Cola also was a disappointment, although we did not have a major position in the company.

What is your outlook?

We expect to see continued volatility and shifts in market sentiment as investors watch the rate of economic growth and the direction of interest rates. One of the big issues to watch will be the sustainability of the global economic growth we started to see during the past year.

Overall, we have a positive outlook. Corporations have shown they can continue to generate earnings growth through re-structuring programs and overcoming a tight labor market through greater efficiencies. During the past few months, we have seen market leadership broaden beyond the few large-cap, growth companies that had been the dominant performers over the past two years. We believe sustained global economic growth can continue to lead to earnings improvements across a broad array of companies. One of the things we have seen, over the past year, is that companies have consistently shown earnings improvements.

                                   EVERGREEN
                              Equity Income Fund
                     Fund at a Glance as of July 31, 1999

Portfolio
Management
 ---------

[PHOTO OF HARLAN R. SONDERLING APPEARS HERE]

Harlan R. Sonderling,
      CPA, CFA
Tenure: June 1998

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE /1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large      X
Medium
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS /2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 4/14/87                 Class A     Class B     Class C     Class Y
Class Inception Date                              4/14/87     2/1/93      2/1/93      1/13/97
Average Annual Returns*
1 year with sales charge                           3.06%       2.74%       6.45%       n/a
1 year w/o sales charge                            8.20%       7.39%       7.38%       8.44%
3 years                                           19.02%      19.32%      20.05%      21.07%
5 years                                           17.56%      17.56%      17.79%      18.77%
10 years                                          12.95%      12.92%      12.92%      13.53%
Since Portfolio Inception                         12.44%      12.42%      12.43%      12.92%
Maximum Sales Charge                               4.75%       5.00%       1.00%       n/a
                                                 Front End     CDSC        CDSC
30-day SEC Yield                                   1.66%       0.97%       0.97%       1.72%
12-month income dividends per share               $0.29       $0.15       $0.15       $0.34
12-month capital gain distributions per share     $2.74       $2.74       $2.74       $2.74

*    Adjusted for maximum applicable sales charge unless noted. long term growth

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                            [LINE GRAPH APPEARS HERE]


               Evergreen Equity Income A      Consumer Price         S & P 500       Lehman Brothers
Period End           Market Value            Index - US Value     Composite Value    Aggregate Value
 7/31/89                 9,527                   10,000               10,000             10,000
 7/31/90                10,147                   10,482               10,623             10,707
 7/31/91                11,532                   10,949               11,977             11,853
 7/31/92                12,273                   11,294               13,510             13,604
 7/31/93                13,893                   11,608               14,684             14,988
 7/31/94                14,336                   11,929               15,442             15,002
 7/31/95                16,329                   12,259               19,463             16,518
 7/31/96                19,097                   12,617               22,687             17,433
 7/31/97                27,435                   12,902               34,493             19,313
 7/31/98                31,233                   13,119               41,113             20,828
 7/31/99                33,828                   13,360               49,002             21,345


Comparison of change in value of a $10,000 investment in Evergreen Equity Income Fund, Class A, the Standard and Poor's 500 Index (S&P 500), Lehman Brothers Aggregate Index (LBAI) and the Consumer Price Index (CPI).

The S&P 500 and LBAI are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                              Equity Income Fund
                          Portfolio Manager Interview

How did the Fund perform?

During the 12 months ended July 31, 1999, the Evergreen Equity Income Fund, Class A shares had a total return, before deduction of any applicable sales charges, of 8.20%. For the same 12 months, the average return of equity income funds was 10.80%, according to Lipper Inc., an independent monitor of mutual fund performance, and the Standard & Poor's 500 Index returned 20.20%.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                                          $145,864,030
Number of Holdings                                                  68
P/E Ratio*                                                       18.4x
Beta*                                                             0.78

* as of 6/30/1999

What factors affected performance during the 12 months?

The Fund was over-weighted in small- and medium-sized issues during a period in which large cap stocks generally performed better. The Fund also was over-weighted in financial services stocks, which lagged the overall market because of concerns about credit quality first, and then rising interest rates and the sustainability of revenue growth rates. Only since April 1999 have small and medium cap stocks performed well relative to large cap stocks. We continue to believe these stocks offer compelling valuations, dividend yields and dividend growth potential when compared to large cap stocks. Relative performance also was hurt by the Fund's position in REITs (real estate investment trusts), which performed poorly during the year, and by the Fund's underweighted position in technology stocks, which performed well. As a general rule, technology companies pay small dividends, if any.

On the positive side, the Fund's performance was helped by its energy position. We persisted with our energy holdings during first-half weakness. In the final six months of the fiscal year, energy stocks rallied sharply when oil prices rose as a result of OPEC's renewed pricing discipline. Our positions in telecommunications stocks, primarily regional phone operating companies, also boosted performance. These companies offered attractive dividend yields and earnings growth rates. Our largest single position, the industrial conglomerate Tyco International, performed very well.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                              15.0%
Finance & Insurance                                                11.2%
Oil/ Energy                                                        10.4%
Utilities - Telephone                                               8.5%
Utilities - Electric                                                7.5%


What was the investment environment like for the yield-oriented stocks that the Fund emphasizes?

Yield-oriented stocks were largely out of favor for much of the fiscal year as large cap stocks with high price-to-earnings ratios and low dividend yields drove the market higher. That trend changed in April 1999 when economic growth exceeded investor expectations and value-oriented, higher-yielding industrial and commodity stocks began to outperform the market. This was a trend that persisted through June.

                                   EVERGREEN
                              Equity Income Fund
                         Portfolio Manager Interview


Some yield-oriented sectors, such as financial services and utilities, did not participate in this rally despite their attractive features. The rally was led by economically sensitive, more cyclical industries, such as commodities and capital equipment.

What have been your principal strategies?

We have consistently pursued our long-term strategy of owning high-quality companies with improving fundamental performance and attractive stock prices. In our stock selection process, we view dividend income as an important component of total return. We have concentrated on medium and large capitalization stocks, generally with total market capitalizations of more than $5 billion. We have kept the Fund well diversified among sectors and fully invested in common stocks and convertible securities. Our investment process tends to be more bottom-up, relying on the findings of our team of senior analysts, who emphasize strong business fundamentals, high current yield and dividend growth in their research for the Fund.

Throughout the year, this strategy has led us to emphasize these industries: financial services; energy; consumer cyclicals, including automobile and retailing companies; communications, including regional phone companies; electrical utilities; and capital goods. Although financial services and utilities underperformed the market during the fiscal year, we have maintained strong representation in these stock sectors. In the case of financial services, we have emphasized companies with attractive valuations for their consistent earnings and dividend growth and growing market share. An example is Lincoln National Corp. In the case of utility stocks, we have emphasized companies with attractive dividend yields and stock valuations that have the potential to benefit from industry re-structuring. An example is Duke Power.

We have de-emphasized consumer staples, such as food and beverage company stocks; healthcare, and technology because of their relatively high price-to-earnings ratios and generally lower dividend yields. In the case of healthcare, we have long-term investments in several high-quality pharmaceutical companies that fit our investment criteria, such as Merck and Pharmacia & Upjohn.

Throughout the year, we have sought to increase the Fund's dividend yield. This has led us to emphasize two themes: investing for income and investing for dividend growth. The overall portfolio structure has changed to reflect these themes. Income investments include utilities, energy and basic materials companies that have consistent, above-average dividends. We define dividend growth stocks as those that may have lower current dividend yields, but that offer the prospect of sustainable dividend growth at rates well above stock market averages. These companies are often found in the financial services, consumer and pharmaceutical industries.

The two broad themes of income stocks and dividend-growth stocks each comprise more than 40% of the Fund's portfolio. The remaining portion of the portfolio, about 10% of net assets at the end of the fiscal year, is invested for capital appreciation potential rather than for current income. These opportunity stocks typically are in the technology, media and growth retail industries.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Tyco International Ltd.                                     3.5%
Unocal Corp.                                                3.0%
International Business Machines Corp.                       2.7%
Greenpoint Financial Corp.                                  2.7%
General Electric Co.                                        2.5%
Bell Atlantic Corp.                                         2.4%
Philip Morris Companies, Inc.                               2.3%
U.S. West, Inc.                                             2.2%
North Fork Bancorp, Inc.                                    2.1%
Costco Companies, Inc.                                      2.0%

                                   EVERGREEN
                              Equity Income Fund
                         Portfolio Manager Interview


What are some of the investments that illustrate these themes?

A good example of investing for income is the Fund's investment in Equity Office Properties, a real estate investment trust that is the nation's largest owner of high quality, downtown office buildings. This company offers a current dividend yield of almost 7% and has reported consistent growth in its operating cash flows, which we believe is sustainable. An excellent example of the dividend growth theme is the Fund's investment in Greenpoint Financial Corp., a finance company emphasizing specialty-housing lending. This investment has a current dividend yield of 2.8% after increasing its dividend in February by 38% to compensate for the temporary suspension of its long-time share repurchase program. The company's record of sustained earnings growth gives it the potential to offer consistent, double-digit dividend growth in the future. Tyco International, which I mentioned earlier, is a good example of the opportunity, or capital appreciation, theme. This diversified industrial company has generated strong earnings growth from both internal operations and strategic acquisitions, resulting in excellent stock performance.

What is your outlook?

Following more than four years of outstanding returns from the stock market, we believe investors would be wise to temper their expectations for future gains. The Federal Reserve Board raised short-term interest rates to thwart any inflationary pressures. While concerns of economic overheating are probably exaggerated, this bias suggests that historically high valuations for many stocks may have peaked, and that future price gains may be driven more by earnings and dividend growth than by stock price momentum or company size. Earnings and dividend growth are qualities we emphasize. Within this context, we plan to continue to practice our investment discipline, buying income-producing stocks of quality companies and selling those stocks when they have reached target prices or when their fundamentals start to disappoint us. We expect to remain fully invested and well diversified.

                                   EVERGREEN
                            Growth and Income Fund
                     Fund at a Glance as of July 31, 1999



                             Portfolio Management
                             --------------------

                  [PHOTO OF PHILLIP M. FOREMAN APPEARS HERE]

                             Phillip M. Foreman,
                                   CFP, CFA
                             Tenure: January 1999

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------
[CHART APPEARS HERE]

Size             Style
         Value   Blend   Growth
Large
Medium     X
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 10/15/86                Class A     Class B     Class C     Class Y
Class Inception Date                              1/3/95      1/3/95      1/3/95      10/15/86
Average Annual Returns*
1 year with sales charge                          -0.47%      -1.27%       2.69%        n/a
1 year w/o sales charge                            4.48%       3.73%       3.69%       4.75%
3 years                                           15.83%      16.13%      16.84%      18.02%
5 years                                           17.31%      17.50%      17.71%      18.74%
10 years                                          13.60%      13.78%      13.79%      14.29%
Since Portfolio Inception                         13.87%      14.01%      14.01%      14.40%
Maximum Sales Charge                               4.75%       5.00%       1.00%        n/a
                                                 Front End     CDSC        CDSC
12-month income dividends per share               $0.06           -           -       $0.10
12-month capital gain distributions per share     $0.78       $0.78       $0.78       $0.78

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 Evergreen Growth & Income     Consumer Price        S & P 400
Period End          Fund A Market Value       Index - US Value     Midcap Value

 1/31/95                   9,528                   10,000             10,000
 7/31/95                  11,590                   10,146             12,248
 7/31/96                  13,303                   10,443             13,202
 7/31/97                  18,674                   10,679             19,185
 7/31/98                  20,776                   10,858             21,300
 7/31/99                  21,700                   11,058             25,342

Comparison of change in value of a $10,000 investment in Evergreen Growth and Income Fund, Class A, the Standard and Poor's 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 400 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Growth and Income Fund
                          Portfolio Manager Interview


How did the Fund perform?

For the 12 months ended July 31, 1999, the Evergreen Growth and Income Fund Class A shares had a total return, before deduction of any applicable sales charges, of 4.48%. During the same 12-month period, the Standard & Poor's Midcap 400 Index, a benchmark for the mid-sized company stocks that the Fund emphasizes, returned 4.60%.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                                       $1,812,220,464
Number of Holdings                                                248
P/E Ratio*                                                      21.1x
Beta*                                                            0.79

* as of 6/30/1999



What factors affected performance during the 12 months?

The fiscal year started in August 1998 with a very poor investment environment, as investors were concerned that problems in Asia, Russia and Latin America would lead to a global economic slowdown. That discouraging backdrop changed, however, beginning in October as the U.S. Federal Reserve started to cut short-term interest rates. The immediate, primary beneficiaries of the improved environment were the large-cap growth stocks that had been the market leaders earlier in 1998. This is consistent with historic trends; large-cap stocks tend to do relatively better than other classes of stocks when economic growth is uncertain. Mid-cap stocks tended to lag, but beginning in the spring of 1999, mid-cap stocks began to improve performance as the effects of the Federal Reserve's interest rate reductions of several months earlier began to be felt in the economy.

Starting in January, merger-and-acquisition activity started to increase, and this helped the performance of many mid-cap companies, including several portfolio holdings. Portfolio investments involved in completed or pending merger or acquisition deals included:

 .Media One, the cable TV company, was acquired by AT&T.

 .AirTouch, a telecommunications firm, was acquired by Vodafone Group, forming Vodafone AirTouch.

 .Pioneer HI-BRED, a bio-technology company involved in seed development, was acquired by Du Pont (E.I.) De Nemours & Co.

 .Honeywell is the subject of a pending acquisition by Allied Signal.

 .ARCO is the subject of a pending acquisition by BP Amoco.

The Fund's under-weighting in technology held back performance. The emphasis on energy stocks tended to hurt performance during the first part of the fiscal year, although it helped later in the year as energy prices started to rise and energy stocks began to recover.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                   10.6%
Printing, Publishing, Broadcasting & Entertainment       9.1%
Healthcare Products & Services                           8.7%
Finance & Insurance                                      7.2%
Consumer Products & Services                             6.5%

                                   EVERGREEN
                             Growth and Income Fund
                          Portfolio Manager Interview


What strategies did you pursue during the period?

Our fundamental, long-term strategy remains the same: to buy outstanding businesses when they are on sale. We tend to invest at least 75% of net assets in mid-cap companies.

By "outstanding businesses," we refer to companies with some kind of competitive advantage, those that operate with barriers to protect against competitors and those that generate high returns on capital and have significant ownership by executives and directors. By "on sale" we refer to companies whose stocks are trading at major discounts to the private market value of the firm, i.e., what another company is willing to pay in a merger.

A good example of the strategy at work is our investment in Sony Corp. early this year. The company's stock was trading at an attractive valuation and was undergoing a major re-structuring. At the same time, signs of an economic recovery in Japan looked encouraging, and the company was launching a number of new products, including digital cameras and operating software for cable television systems. The company has been the Fund's largest position since March 1999, and the stock has performed exceptionally well.

Another good example is Gaylord Entertainment, which recently sold its television stations to CBS, acquiring a significant block of CBS stock in the transaction. We think the company's stock has been trading at half the true value of the remaining businesses--including a hotel, a radio station and a music company--after the market value of the CBS stock is taken out.

One of the changes we have made during the year is to reduce the number of portfolio holdings from 282 to 248. As the number of names declined, we focused more on fewer names that meet our criteria for quality businesses. We expect the number of names in the Fund's portfolio may continue to go down.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Sony Corp., ADR                                            2.1%
Time Warner, Inc.                                          1.7%
Kansas City Southern Industries, Inc.                      1.7%
Clear Channel Communications, Inc.                         1.5%
New York Times Co. Cl. A                                   1.4%
Webster Financial Corp.                                    1.3%
TCA Cable TV, Inc.                                         1.3%
Mellon Bank Corp.                                          1.2%
Union Pacific Corp.                                        1.2%
Federal National Mortgage Assoc.                           1.2%

                                   EVERGREEN
                             Growth and Income Fund
                          Portfolio Manager Interview


What is your outlook?

We are positive. Many of the names in the Fund's portfolio are trading at a substantial discount, 30% to 40%, to their market values. Although the investment environment has become uncertain because of the possibility of further interest rate increases by the U.S. Federal Reserve, mid-cap stocks haven't reached the high valuations and therefore don't pose as much risk as many large-cap stocks, in our opinion.

We believe merger-and-acquisition activity will continue as large-cap companies find they can increase their earnings growth rates by buying the franchises of smaller companies that they cannot duplicate. In addition, the volatility in the market creates opportunities for investors hunting for values. On any individual day, several stocks may lose significant portions of their market value because of market reaction to bad news. This can create investment opportunity for investors doing fundamental research on the underlying market value of companies. We believe we can find enough stocks to remain fully invested and do well over the long term. As I said earlier, we look for companies in which insiders have large ownership positions in the businesses they manage. We have tried to be consistent with that position, and have invested our own money in this Fund, making our personal interests the same as those of the Fund's shareholders.

                                   EVERGREEN
                            Income and Growth Fund
                     Fund at a Glance as of July 31, 1999


                             Portfolio Management
                             --------------------

                  [PHOTO OF PHILLIP M. FOREMAN APPEARS HERE]

                             Phillip M. Foreman,
                              CFP, CFA
                            Tenure: September 1999

                   [PHOTO OF IRENE D. O'NEILL APPEARS HERE]

                             Irene D. O'Neill, CFA
                             Tenure: December 1997

 -------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------
[CHART APPEARS HERE]

Size             Style
         Value   Blend   Growth
Large
Medium     X
Small


Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.


 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 8/31/78                 Class A     Class B     Class C     Class Y
Class Inception Date                              1/3/95      1/3/95      1/3/95      8/31/78
Average Annual Returns*
1 year with sales charge                           6.80%       6.48%      10.37%        n/a
1 year w/o sales charge                           12.14%      11.34%      11.34%      12.46%
3 years                                           13.94%      14.21%      14.96%      16.11%
5 years                                           12.68%      12.79%      13.01%      14.02%
10 years                                           9.42%       9.58%       9.58%      10.07%
Since Portfolio Inception                         13.85%      13.94%      13.93%      14.18%
Maximum Sales Charge                               4.75%       5.00%       1.00%       n/a
                                                Front End      CDSC        CDSC
30-day SEC Yield                                   2.02%       1.37%       1.37%       2.38%
12-month income dividends per share               $0.93       $0.80       $0.80       $1.02
12-month capital gain distributions per share     $2.13       $2.13       $2.13       $2.13

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                   Evergreen Income and     Consumer Price      Wilshire 5000
Period End         Growth A Market Value   Index - US Value          Value

 1/31/95                  9,526                 10,000              10,000
 7/31/95                 10,843                 10,146              12,149
 7/31/96                 11,718                 10,443              13,933
 7/31/97                 15,045                 10,679              20,510
 7/31/98                 16,230                 10,858              24,005
 7/31/99                 18,201                 11,058              28,314

Comparison of change in value of a $10,000 investment in Evergreen Income and Growth Fund, Class A, the Wilshire 5000 Index (Wilshire 5000) and the Consumer Price Index (CPI).

The Wilshire 5000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Fund had very strong performance. For the 12 months ended July 31, 1999, the Evergreen Income and Growth Fund's Class A shares had a total return, before the deduction of any applicable sales charges, of 12.14%. During the same 12-month period, the average return among funds in the income fund category was 5.41%, according to Lipper, Inc., an independent monitor of mutual fund performance. The Wilshire 5000 Index reported an 18.35% return for this same period.

One of the noteworthy developments during the year was the merger of the former Evergreen American Retirement Fund into the Evergreen Income and Growth Fund on July 31, 1999.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                            $1,070,659,522
Number of Holdings                                     193
P/E Ratio*                                           19.2x
Beta*                                                 0.66

* as of 6/30/1999

 -------------------------------------------------------------------------------
                   PORTFOLIO COMPOSITION AS OF JULY 31, 1999
 -------------------------------------------------------------------------------
                         (as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Common Stock - 65.7%
Convertible Preferred Stock - 17.9%
Cash Equivalents and other - 15.0%
Convertible Debentures - 1.4%


What factors affected performance?

The Fund benefited from its emphasis on telecommunications and energy-related stocks. The rapid growth in telecommunications helped a number of Fund holdings during the year, while the rise in oil prices early in 1999 led to strong performance by a number of energy holdings late in the fiscal year. Acquisition offers for several companies held by the Fund in both the telecommunications and energy sectors also contributed to performance. In addition, as the 12-month period progressed, investors began to show renewed interest in value stocks as market leadership broadened beyond a narrow band of large-cap growth stocks.

During the early months of the fiscal year, value stocks were particularly hard hit as investors worried that problems in emerging markets would hurt world economic growth. After interest rates abroad began declining, however, investors began to regain confidence in foreign markets and in the stocks of many companies in cyclical industries, i.e., those closely linked to changes in the economic cycle. This renewed confidence in the direction of the world economy supported the performance of many value-related stocks in the commodity, industrial and other cyclical sectors.

What investment themes did you emphasize?

We maintained our long-term, value-oriented focus, looking for opportunities among consolidating industries where the potential for mergers and acquisitions would be high, and in companies that were undergoing re-structuring and cost-cutting programs. We also looked for opportunities in industries undergoing significant growth, such as in telecommunications. We also took profits from successful investments in the banking sector and used

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


them to re-allocate the portfolio into other areas. We believed, especially in light of rising interest rates, that there were better opportunities outside banking.

Although the Fund finished the fiscal year with a relatively high cash position of about 9.5% of net assets, this was more a temporary result of portfolio re-allocation moves than a decision to become more defensive by raising cash.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                      13.8%
Utilities -- Electric                                      11.8%
Healthcare Products & Services                              6.3%
Oil / Energy                                                6.0%
Electrical Equipment & Services                             5.4%




What were some examples of Fund investments involved in mergers and acquisitions?

In the energy sector, worthy of note, is the pending acquisition of Atlantic Richfield by BP Amoco.

In addition, two fund holdings in the banking industry also are the subject of pending acquisitions by larger banks. Mercantile Bank Corp. is to be taken over by Firstar Corp, while First American Corp is scheduled to be acquired by AmSouth Bank Corp.

Finally, two investments in the utility sector also are the subject of pending takeovers. TNP Enterprises, an electric company, is being acquired by an investor group, while Frontier Corp. a telecommunications firm, has received an acquisition offer from Global Crossing.

What Fund holdings have been involved in restructuring?

The Fund has a long-term record of finding interesting opportunities among undervalued stocks of companies that are undergoing restructuring programs which have the potential to increase the value of the business. Two recent examples, one in the energy sector and one in the transportation sector, illustrate that theme.

New management has taken over at Equitable Resources, an integrated energy company whose primary focus is in natural gas, predominately in the Appalachian region. The new management has undertaken an aggressive cost-cutting program that also involves redeploying assets and share buybacks. As a result, the company's return on capital and earnings growth rate have increased, and the stock has started to perform exceptionally well.

In transportation, Union Pacific had been having problems digesting its acquisition of another railroad company, Southern Pacific. Union Pacific started an aggressive re-structuring program in the spring of 1998, resulting in a substantial improvement in earnings and a rebound in its stock price.

How has the Fund taken advantage of the opportunities in telecommunications?

Telecommunications has been a spectacular performer for the Fund. This industry has been restructuring since 1984 when the old AT&T was broken up and that process is accelerating. The recent catalyst for growth is the explosion in telecommunications traffic in wireless, data transmission and over the internet. This explosion has created the need for equipment with greater capacity, greater speed and improved security. Companies are scrambling to gain access to customers. The need for many companies quickly to become full-service providers also has led to a heightened rate of industry consolidation.

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


Qualcomm, the best-performing stock for the Fund during the fiscal year, is an excellent example. Qualcomm has developed a proprietary wireless technology that is being adopted as a global standard for digital systems because of its ability to increase capacity, add clarity, and secure transmissions.

Frontier Corp. is another example. It started out as a local telephone company in the Rochester, N.Y., area, but has developed a long distance business and made strategic investments in a data transmission fiber optic system. With its access to a customer base, Frontier was an attractive acquisition target in the current industry consolidation. It is now the subject of an acquisition offer by Global Crossing.

Another example is Qwest Communications, a long distance fiber optic system builder and operator that is a relatively recent investment for the Fund. It has made an acquisition offer for a regional telephone company, U.S. West. This transaction will expand Qwest's product offering beyond basic long haul service and provide a new base of customers, resulting in greater revenue and earnings growth potential.

In addition, Vodafone, a major British-based company, recently acquired AirTouch, another Fund holding, to gain entry into the U.S. wireless phone market as well as to expand its international presence.

Finally, a good example of the Fund's search for unusual opportunities is Houston Industries, a diversified company that sold its cable TV business to Time Warner. We bought the convertible security of Houston Industries that is convertible into shares of Time Warner stock.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Williams Companies, Inc.                                2.4%
Thomas & Betts Corp.                                    2.3%
Qualcomm Financial Trust I, convertible preferred       2.2%
Dana Corp.                                              2.2%
New Holland NV                                          2.2%
National Australia Bank Ltd.                            2.1%
Southern Co.                                            2.0%
Qwest Trends Trust, convertible preferred               1.8%
Frontier Corp.                                          1.8%
Murphy Oil Corp.                                        1.7%


What other Fund investments have been particularly notable?

Shared Medical Systems has done exceptionally well. This company provides healthcare information systems to hospitals and other large healthcare institutions. Shared Medical has been in a very strong position as the healthcare sector needs to reduce costs to offset lower rates of Medicare reimbursement by the government. This trend is driving expanded use of information technology by hospitals.

What is your outlook?

We have a favorable outlook because we think stocks with significant dividend yields should provide protection for investors, even in a market downturn. In the near-term, the market will be focused on interest rates and will be concerned about whether rising rates could slow economic growth. Inflation, however, does not appear to be a threat, and so it does not appear likely the Federal Reserve Board will raise short-term interest rates significantly. Longer term, we think the Fund's emphasis on value stocks and higher yielding stocks should continue to provide good investment opportunities.

                                   EVERGREEN
                             Small Cap Value Fund
                     Fund at a Glance as of July 31, 1999



                             Portfolio Management
                             --------------------

                   [PHOTO OF JORDAN ALEXANDER APPEARS HERE]

                             Jordan Alexander, CFA
                             Tenure:  January 1999

                    [PHOTO OF EDWIN D. MISKA APPEARS HERE]

                                Edwin D. Miska
                            Tenure:  September 1996

 -------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large
Medium
Small      X

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Small capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 10/1/93                 Class A     Class B     Class C     Class Y
Class Inception Date                              1/3/95      1/3/95      1/24/95     10/1/93
Average Annual Returns*
1 year with sales charge                           -2.71%      -3.59%       0.30%        n/a
1 year w/o sales charge                             2.17%       1.35%       1.28%       2.31%
3 years                                            12.81%      12.97%      13.73%      14.92%
5 years                                            14.11%      14.21%      14.40%      15.50%
Since Portfolio Inception                          12.07%      12.25%      12.31%      13.23%
Maximum Sales Charge                                4.75%       5.00%       1.00%        n/a
                                               Front End        CDSC        CDSC
30-day SEC Yield                                    0.76%       0.05%       0.06%       1.05%
12-month income dividends per share               $ 0.30      $ 0.19      $ 0.19      $ 0.33
12-month capital gain distributions per share     $ 0.18      $ 0.18      $ 0.18      $ 0.18

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                     Evergreen Small Cap     Consumer Price    Wilshire Small    Russell 2000
Period End           Value A Market Value   Index - US Value   Cap Value Value       Value
 1/31/95                    9,521                10,000             10,000          10,000
 7/31/95                   10,867                10,146             11,501          12,255
 7/31/96                   12,613                10,443             12,697          13,102
 7/31/97                   18,019                10,679             17,654          17,476
 7/31/98                   18,603                10,858             18,584          17,880
 7/31/99                   19,008                11,058             18,014          19,205


Comparison of change in value of a $10,000 investment in Evergreen Small Cap Value Fund, Class A, the Russell 2000 Index (Russell 2000), the Wilshire Small Cap Value Index (Wilshire Small Cap Value), and the Consumer Price Index (CPI).

The Russell 2000 and the Wilshire Small Cap Value are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Small Cap Value Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Evergreen Small Cap Value Fund outperformed the Wilshire Small
Cap Value Index, the Fund's benchmark, for the year ended July 31, 1999. During the 12-month period, the Fund's Class A shares had a total return, before the deduction of any applicable sales charges, of 2.17%, while the Wilshire Small Cap Value Index declined by 4.22%.

                           Portfolio Characteristics
                           -------------------------
                        (as of 7/31/1999 unless noted)

Total Net Assets                                                    $250,006,034
Number of Holdings                                                           125
P/E Ratio*                                                                 17.2x
Beta*                                                                       0.53
*as of 6/30/1999

What factors affected performance?

The performance of the Fund was helped by a strong pace of merger and acquisition activity and an increased weighting of names in the technology, healthcare and consumer sectors.

Our strategy of focusing on undervalued small cap companies with good growth prospects led us to invest in many companies that ultimately became acquisition candidates. During the twelve-month period, 20 companies in the portfolio were involved in completed or pending merger or acquisition transactions. The deals having the most significant impact on the performance of the Fund included CPI Corp., an operator of photography studios that is the subject of a pending leveraged buyout, and Hach Co., a manufacturer of water testing equipment for the industrial, commercial and consumer markets. In the case of CPI, if the buyout is completed the potential gain to the Fund is 67.8% since the initial investment in this issue in December 1997. The gain for Hach Co., which was acquired by Danaher Corp. in July 1999, provided the Fund with an 84.7% gain since the initial investment in May 1998.

In addition, there were eight transactions in the Fund involving companies in the banking and thrift sector and four in the utility sector. In the utility sector, the Fund's performance was most helped by the pending acquisitions of Yankee Energy System (potential gain upon completion of 91.3% from initial purchase in October 1997) and Public Service Co. of North Carolina (potential gain upon completion of 82.4% from initial purchase in March 1995).

 -------------------------------------------------------------------------------
                   PORTFOLIO COMPOSITION AS OF JULY 31, 1999
 -------------------------------------------------------------------------------
                         (as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Common Stock - 88.2%
Convertible Debentures - 9.5%
Cash equivalents and Other - 1.2%
Convertible Preferred Stock - 1.1%

What were some examples of the Fund's investments in technology?

The best-performing issues in the Fund's technology sector included Helix Technology, Scientific-Atlanta and Antec Corp. Helix Technology, a supplier of vacuum pumps and instrument components for semiconductor equipment manufacturers, gained 116.4% during the period. The company, which is a leading supplier with more than 80% share of the market, is benefiting from the introduction of new services, operating leverage and a strong recovery in the semiconductor capital equipment market.

Other top performers for the Fund in the technology sector are in the cable equipment manufacturing business, an industry benefiting from the upgrading of the cable TV infrastructure. Scientific-Atlanta, a cable equipment manufacturer, gained 87.5% during the

                                   EVERGREEN
                             Small Cap Value Fund
                          Portfolio Manager Interview


period. The company, which manufactures set-top boxes and other communications equipment, has seen stronger earnings in recent quarters fueled by increased capital expenditures for two-way digital cable services by cable companies.

Antec Corp., a cable equipment manufacturer and distributor, also is benefiting from the upgrading of the cable TV infrastructure and increased capital spending from AT&T. AT&T, which owns 20% of Antec, plans to provide cable telephone services using equipment developed by an Antec joint venture. The Fund's investment in Antec convertible bonds appreciated 100.0% during the period.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                          11.1%
Consumer Products & Services                                   10.6%
Healthcare Products & Services                                 10.4%
Telecommunication Services & Equipment                          6.9%
Oil/Energy                                                      6.3%

What healthcare industry and consumer products investments helped performance?

The best performing issues in the Fund in the healthcare sector included Jones Pharma and ArthroCare Corp. ArthroCare, a medical device company that is leveraging its proprietary technology in orthopedic, head and neck, and cosmetic surgery, gained 75.9% during the period. Jones Pharma, a specialty pharmaceutical company focused on critical care and thyroid disorders, is seeing stronger prescription growth in several key areas. The Fund's investment in Jones Pharma appreciated 44.9% during the period.

In the consumer sector, the Fund's investment in International Multifoods Corp. gained 28.7% during the period. The company, which has foodservice distribution and food processing operations in North America, is restructuring its operations under a new management team. We expect the restructuring to position the company for consistent and strong earnings growth over the next several years.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

CPI Corp.                                                     4.2%
Curtiss Wright Corp.                                          3.1%
Helix Technology Corp.                                        3.1%
International Multifoods Corp.                                2.9%
Semco Energy, Inc.                                            2.9%
Alpharma, Inc., convertible debenture                         2.8%
Antec Corp., convertible debenture                            2.1%
Granite State Bankshares, Inc.                                2.1%
Carematrix, convertible debenture                             1.8%
Cabot Oil & Gas Corp., CI. A                                  1.7%


What is your outlook?

We continue to see many opportunities to invest in undervalued, small cap companies with favorable growth prospects. While the small cap market has seen improved performance in recent months, the disparity of small cap valuations relative to large caps remains very high. We believe this valuation differential should continue to fuel stock buyback programs and merger and acquisition activity among smaller companies, which should have a positive impact on the future performance of the Fund.

                                   EVERGREEN
                                 Utility Fund
                     Fund at a Glance as of July 31, 1999



                             Portfolio Management
                             --------------------

                    [PHOTO OF MATTHEW D. FINN APPEARS HERE]

                             Matthew D. Finn, CFA
                               Tenure: May 1999

                 [PHOTO OF DORIS KELLEY-WATKINS APPEARS HERE]

                             Doris Kelley-Watkins
                            Tenure:  February 1997

 -------------------------------------------------------------------------------
                         CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large
Medium     X
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Class C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation due to adverse developments within that industry compared with more diversified funds.


 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 1/4/94                  Class A     Class B     Class C     Class Y
Class Inception Date                              1/4/94      1/4/94      9/2/94      2/28/94
Average Annual Returns*
1 year with sales charge                           20.03%      20.23%      24.23%       n/a
1 year w/o sales charge                            26.05%      25.23%      25.23%      26.35%
3 years                                            19.56%      19.91%      20.60%      21.75%
5 years                                            15.88%      15.93%      16.17%      17.29%
Since Portfolio Inception                          13.34%      13.42%      13.59%      14.61%
Maximum Sales Charge                                4.75%       5.00%       1.00%       n/a
                                                 Front End      CDSC        CDSC
30-day SEC Yield                                    1.72%       1.06%       1.06%       2.06%
12-month income dividends per share                $0.42       $0.33       $0.33       $0.45
12-month capital gain distributions per share      $1.28       $1.28       $1.28       $1.28

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


               Evergreen Utility A     Consumer Price         S & P 500       S & P Utility
Period End         Market Value       Index - US Value     Composite Value        Value
  1/31/94              9,523               10,000              10,000            10,000
  7/31/94              9,126               10,150               9,656             9,420
  7/31/95             10,143               10,431              12,170            10,776
  7/31/96             11,158               10,736              14,186            12,081
  7/31/97             13,537               10,978              21,568            13,917
  7/31/98             15,880               11,163              25,708            16,840
  7/31/99             20,016               11,368              30,641            19,035


Comparison of change in value of a $10,000 investment in Evergreen Utility Fund, Class A, the Standard and Poor's Utility Index (S&P Utilities), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P Utilities and the S&P 500 are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Fund had excellent performance. For the 12 months ended July 31, 1999, the Evergreen Utility Fund's Class A shares had a total return, before deduction of any applicable sales charges, of 26.05%. During the 12 months, the Fund's benchmark, the S&P Utilities Index, returned 13.04%. For the same period, the utility fund average return was 16.5%, according to Lipper, Inc., an independent monitor of mutual fund performance.

                           Portfolio Characteristics
                           -------------------------
                        (as of 7/31/1999 unless noted)

Total Net Assets                             $166,251,487
Number of Holdings                                     40
P/E Ratio*                                          21.4x
Beta*                                                0.47

* as of 6/30/1999

What factors contributed to the strong performance?

We began 1999 by increasing emphasis on the faster-growing telecommunications area, particularly wireless communications. Interest rates appeared to have bottomed late in 1998, which removed the favorable environment for interest-rate sensitive stocks, such as gas and electric utility companies.

Revenue growth from, and customer demand for, telecommunication products and services are rising sharply. There has been consolidation within the telecom industry, which can be profitable for investors. Early this year, we lifted the Fund's holdings in selected shares of telecommunication companies, including wireless names, but maintained an investment presence in electric and gas utilities.

 -------------------------------------------------------------------------------
                   PORTFOLIO COMPOSITION AS OF JULY 31, 1999
 -------------------------------------------------------------------------------
                         (as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Common Stock--75.2%
Convertible Preferred--21.5%
Convertible Debentures--2.4%
Cash Equivalents and Other--0.9%


                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Utilities--Electric                                          45.1%
Utilities--Telephone                                         21.7%
Utilities--Gas                                               10.5%
Telecommunication Services & Equipment                       10.4%
Oil/Energy                                                    3.6%

What strategies did you pursue as you increased investments in telecommunications?

In general, we increased our investments in companies that could offer customers maximum telecom product choices. We felt those types of companies would be most successful in the competitive environment. We also added to our wireless communication names. AT&T and Nextel are examples of our increased interest in telecommunications investments. We also held a position in MCI WorldCom. We did not add to our positions in regional operating telephone companies, primarily because we thought those companies were well represented in the portfolio. Frontier Corp., a telecommunications company that provides local, long distance, internet and other services was also added earlier this year.

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview


What is behind the rapid growth in telecommunications?

Growth in telecommunications is global with demand for wireless communications particularly pronounced. Technology advances continue to drive cost down and services up, expanding the markets for telecommunications in both developed and less developed countries. This trend has been apparent for several years. Spurred by lower costs, expanded product features and greater communications traffic capacity, growth in wireless communications has been nothing short of explosive both domestically and globally. A leading wireless equipment company estimates that there will be 300 million mobile wireless users in the world by the end of 1999 and 1 billion users by 2005.

One long-held name for the Fund, Qualcomm, developed a proprietary digital technology, CDMA, that is becoming one of the worldwide standards for wireless communications. This has resulted in a sharp rise in projected profit growth for this wireless equipment company. Its convertible preferred shares, which we own, have risen in concert.

What strategies have you followed for investing in traditional gas and electric utilities?

We did not abandon traditional gas and electric utilities. We found opportunities among companies in service territories undergoing deregulation. While competition is increasing for companies in deregulating markets, greater earnings opportunities are released as well. Many utilities are investing in areas outside of their original service territories that offer less restrictive pricing opportunity.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Qualcomm Financial Trust I, convertible preferred                 7.0%
Companhia Paranaense de Energia-Copel, Plc, ADR                   3.7%
Enron Corp.                                                       3.6%
Nextel Communications, Inc. Cl. A                                 3.5%
Frontier Corp.                                                    3.3%
BellSouth Corp.                                                   3.2%
Sprint Corp., convertible preferred                               3.1%
Niagara Mohawk Holdings, Inc.                                     3.1%
Sprint Corp.                                                      3.1%
GTE Corp                                                          3.1%


We added Calpine Corp., an independent electric power producer, to the portfolio and we also purchased shares in two small-cap electric companies, NUI Corp. and UGI Corp. In addition, we added investments in electric companies PacifiCorp. and Niagara Mohawk Holdings.

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview



What is your outlook?

Although we have been emphasizing telecommunications, we continue to follow developments in the gas and electric utility areas. We believe attractive investment opportunities among gas and electric utilities can be found if we are selective and opportunistic.

For electric power companies, we expect continued movement toward competition and less regulation, with opportunities created by mergers, acquisitions and financial restructuring. Among gas stocks, we expect further consolidation and convergence between gas and electric companies. Gas companies continue to be greatly affected by the weather, which depressed last year's results, but we look for successful business diversification to help reduce this concern and lift the investment appeal of the stocks.

We believe telecommunications companies will continue to offer greater growth opportunity. However, we think this sector requires close scrutiny, particularly as the explosive demand for telecommunications services requires great increases in capital spending. This could become troublesome if interest rates were to increase substantially.

Our universe of telecom and utility companies is witnessing unprecedented fundamental change, much of it being introduced by competition. This is likely to create tremendous investment opportunity, but also some investment challenges and problems, which must be studied and understood.

                                   EVERGREEN
                                  Value Fund
                      Fund at a Glance as of July 31, 1999


                             Portfolio Management
                             --------------------

                    [PHOTO OF MATTHEW D. FINN APPEARS HERE]

                             Matthew D. Finn, CFA
                              Tenure:  March 1998

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large      X
Medium
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 4/12/85                 Class A     Class B     Class C     Class Y
Class Inception Date                              4/12/85     2/2/93      9/2/94      1/3/91
Average Annual Returns*
1 year with sales charge                           8.08%       7.65%      11.66%       n/a
1 year w/o sales charge                           13.48%      12.65%      12.66%      13.81%
3 years                                           18.97%      19.34%      20.05%      21.23%
5 years                                           17.45%      17.54%      17.77%      18.90%
10 years                                          12.98%      13.03%      13.13%      13.79%
Since Portfolio Inception                         14.05%      14.09%      14.16%      14.63%
Maximum Sales Charge                               4.75%       5.00%       1.00%       n/a
                                                Front End      CDSC        CDSC
30-day SEC Yield                                   0.48%      -0.26%      -0.26%       0.76%
12-month income dividends per share               $0.21       $0.05       $0.05       $0.26
12-month capital gain distributions per share     $0.13       $0.13       $0.13       $0.13

*  Adjusted for maximum applicable sales charge unless noted.


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               Evergreen Value A        Consumer Price       S & P 500 Composite
Period End        Market Value         Index - US Value             Value

 7/31/89             9,526                  10,000                 10,000
 7/31/90            10,088                  10,482                 10,623
 7/31/91            11,238                  10,949                 11,977
 7/31/92            12,444                  11,294                 13,510
 7/31/93            13,408                  11,608                 14,684
 7/31/94            14,412                  11,929                 15,442
 7/31/95            17,325                  12,259                 19,463
 7/31/96            19,126                  12,617                 22,687
 7/31/97            27,202                  12,902                 34,493
 7/31/98            29,799                  13,119                 41,113
 7/31/99            33,817                  13,360                 49,002

Comparison of change in value of a $10,000 investment in Evergreen Value Fund, Class A, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                  Value Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Evergreen Value Fund's Class A shares had a return, before deduction of any applicable sales charges, of 13.48% for the 12 months ended July 31, 1999. During the same period, the median return of funds in the Multi-Cap Value Fund Category was 11.03%, while the Russell 1000 Value Index had a return of 14.99%.

                           Portfolio Characteristics
                           -------------------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                               $932,043,300
Number of Holdings                                       87
P/E Ratio*                                            20.5x
Beta*                                                  0.88

(as of 6/30/1999)

What factors affected performance?

The Fund performed well during the market decline early in the fiscal year. However, the portfolio's defensive posture held back relative performance during the market rally in October and November 1998. After the portfolio was repositioned in December by reducing allocations in defensive areas, such as healthcare, and adding to technology and basic materials, the Fund's performance improved.

What was the investment like for the period?

After a two-year period in which the growth style of investing outperformed the value style, the value indices substantially outperformed the S&P 500 Index during April. Since April, we have not seen a clear trend favoring either growth- or value-oriented stocks. Value-oriented stocks include many cyclical companies, whose sales and earnings are sensitive to changes in the economic cycle. Because of this, the environment for value-oriented stocks has improved as the economy has improved. Late in the period, concerns arose about a potential slowing of economic activity as both short-term and long-term interest rates moved up. At the same time, market leadership broadened out beyond the large-cap growth companies and has begun to include many mid-cap and small-cap companies. We believe this is an encouraging sign of a healthy market.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Finance & Insurance                                           13.1%
Banks                                                         13.1%
Oil/Energy                                                    10.9%
Information Services & Technology                              8.3%
Utilities--Telephone                                           8.1%

What investments supported performance?

Throughout most of the year, stock selection in the consumer cyclical and technology sectors helped performance. In the consumer cyclical area, the portfolio owned significant positions in three retailers that performed very well: Tandy, Federated Department Stores and Tommy Hilfiger. Among technology investments, Hewlett-Packard and Motorola were the best performers. The portfolio continued to own all these stocks at the end of the fiscal period, the positions in Tandy and Hewlett-Packard had been reduced.

                                   EVERGREEN
                                  Value Fund
                          Portfolio Manager Interview


The capital goods sector was the area that held back performance the most. The Fund's investment in Waste Management also hurt performance after the company announced it would not meet second quarter earnings expectations. The Fund has sold its position in Waste Management.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Tommy Hilfiger Corp.                                                        3.3%
Federated Department Stores, Inc.                                           3.1%
Exxon Corp.                                                                 2.8%
BankAmerica Corp.                                                           2.8%
Texaco Inc.                                                                 2.5%
Citigroup, Inc.                                                             2.5%
Hewlett-Packard Co.                                                         2.5%
Pharmacla & Upjohn, Inc.                                                    2.4%
Tyco International Ltd.                                                     2.4%
Chase Manhatten Corp.                                                       2.2%

What is your outlook?

We believe economic growth will slow toward the end of this year to a more sustainable pace because of both the Federal Reserve Board's actions in raising short-term interest rates and the increases in mortgage and other interest rates. We also believe the 4% annual growth rate in Gross Domestic Product during the first quarter of the calendar year is sustainable. However, we believe earnings should still grow as previously depressed industries, including energy and basic materials, recover. In addition, U.S. multinational corporations should benefit from the emerging economic recovery overseas. Finally, many U.S. companies should have a relatively easy time exceeding their earnings of the third and fourth calendar quarters of 1999, supporting their stock performance.

We believe the primary risk to stock performance is a broad-based, sustained acceleration in inflation. We do not think this is likely to occur in the short run.

                                   EVERGREEN
                                 BLUE CHIP FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Year Ended July 31,
                                                 ----------------------
                                                   1999     1998 (a)
CLASS A
Net asset value, beginning of period             $   30.42  $   27.39
                                                 ---------  ---------
Income from investment operations
Net investment income                                 0.05       0.08
Net realized and unrealized gains on securities       4.82       3.01
                                                 ---------  ---------
Total from investment operations                      4.87       3.09
                                                 ---------  ---------
Distributions to shareholders from
Net investment income                                (0.03)     (0.06)
Net realized gains                                   (2.38)         0
                                                 ---------  ---------
Total distributions                                  (2.41)     (0.06)
                                                 ---------  ---------
Net asset value, end of period                   $   32.88  $   30.42
                                                 ---------  ---------
Total return*                                        17.29%     11.29%
Ratios and supplemental data
Net assets, end of period (thousands)            $ 382,499  $ 284,735
Ratios to average net assets:
 Expenses**                                           1.20%      1.20%+
 Net investment income                                0.19%      0.49%+
Portfolio turnover rate                                111%       112%

                         Year Ended July 31,             Year Ended August 31,
                         -----------------------  --------------------------------------
                           1999      1998 (b)       1997      1996      1995      1994
CLASS B
Net asset value,
 beginning of period     $   30.35   $   29.79    $  25.05  $  22.98  $  23.21  $  25.42
                         ---------   ---------    --------  --------  --------  --------
Income from investment
 operations
Net investment income        (0.05)      (0.12)       0.15      0.12      0.25      0.16
Net realized and
 unrealized gains or
 losses on securities         4.62        5.72        7.97      3.69      2.66     (0.35)
                         ---------   ---------    --------  --------  --------  --------
Total from investment
 operations                   4.57        5.60        8.12      3.81      2.91     (0.19)
                         ---------   ---------    --------  --------  --------  --------
Distributions to
 shareholders from
Net realized gains           (2.38)      (4.96)      (3.18)    (0.98)    (2.78)    (1.74)
                         ---------   ---------    --------  --------  --------  --------
Net investment income            0       (0.08)      (0.20)    (0.76)    (0.36)    (0.28)
Total distributions          (2.38)      (5.04)      (3.38)    (1.74)    (3.14)    (2.02)
                         ---------   ---------    --------  --------  --------  --------
Net asset value, end of
 period                  $   32.54   $   30.35    $  29.79  $  25.05  $  22.98  $  23.21
                         ---------   ---------    --------  --------  --------  --------
Total return*                16.26%      20.89%      34.76%    17.31%    13.87%    (0.72%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $ 255,182   $ 117,893    $312,935  $224,819  $199,456  $208,532
Ratios to average net
 assets:
 Expenses**                   1.95%       1.68%+      1.57%     1.85%     1.75%     2.07%
 Net investment income       (0.60%)     (0.02%)+     0.55%     0.52%     1.09%     0.67%
Portfolio turnover rate        111%        112%        109%      139%      115%       73%

(a) For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
(b) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+ Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 BLUE CHIP FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Year Ended July 31,
                         -----------------------
                           1999       1998 (a)
CLASS C
Net asset value,
 beginning of period     $   30.40    $   27.70
                         ---------    ---------
Income from investment
 operations
Net investment income        (0.11)           0
Net realized and
 unrealized gains on
 securities                   4.72         2.72
                         ---------    ---------
Total from investment
 operations                   4.61         2.72
                         ---------    ---------
Distributions to
 shareholders from
Net realized gains           (2.38)           0
                         ---------    ---------
Net investment income            0        (0.02)
Total distributions          (2.38)       (0.02)
                         ---------    ---------
Net asset value, end of
 period                  $   32.63    $   30.40
                         ---------    ---------
Total return*                16.37%        9.80%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $   2,969    $     780
Ratios to average net
 assets:
 Expenses**                   1.95%        2.02%+
 Net investment income       (0.67%)      (0.27%)+
Portfolio turnover rate        111%         112%


                                                   Period Ended
                                                 July 31, 1999 (b)
CLASS Y
Net asset value, beginning of period                  $32.30
                                                      ------
Income from investment operations
Net investment income                                      0
Net realized and unrealized gains on securities         0.32
                                                      ------
Total from investment operations                        0.32
                                                      ------
Net asset value, end of period                        $32.62
                                                      ------
Total return                                            0.99%
Ratios and supplemental data
Net assets, end of period (thousands)                 $  789
Ratios to average net assets:
 Expenses**                                             0.95%+
 Net investment income                                  0.08%+
Portfolio turnover rate                                  111%

(a) For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to July 31, 1999
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               EQUITY INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                           Year Ended July 31,        Year Ended November 30,
                         --------------------------   -------------------------
                         1999 #    1998    1997 (a)    1996     1995     1994
CLASS A
Net asset value,
 beginning of period     $ 21.65  $ 20.69  $ 17.33    $ 13.83  $ 11.75  $ 12.31
                         -------  -------  -------    -------  -------  -------
Income from investment
 operations
Net investment income       0.33     0.21     0.18       0.26     0.25     0.24
Net realized and
 unrealized gains or
 losses on securities       1.22     2.46     3.34       3.83     2.80    (0.56)
                         -------  -------  -------    -------  -------  -------
Total from investment
 operations                 1.55     2.67     3.52       4.09     3.05    (0.32)
                         -------  -------  -------    -------  -------  -------
Distributions to
 shareholders from
Net investment income      (0.29)   (0.19)   (0.16)     (0.26)   (0.32)   (0.24)
Net realized gains         (2.74)   (1.52)       0      (0.33)   (0.65)       0
                         -------  -------  -------    -------  -------  -------
Total distributions        (3.03)   (1.71)   (0.16)     (0.59)   (0.97)   (0.24)
                         -------  -------  -------    -------  -------  -------
Net asset value, end of
 period                  $ 20.17  $ 21.65  $ 20.69    $ 17.33  $ 13.83  $ 11.75
                         -------  -------  -------    -------  -------  -------
Total return*               8.20%   13.85%   20.40%     29.83%   26.57%  (2.65%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $50,213  $52,667  $47,812    $40,487  $27,037  $23,162
Ratios to average net
 assets:
 Expenses**                 1.17%    1.21%    1.24%+     1.41%    1.69%    1.59%
 Net investment income      1.68%    1.01%    1.46%+     1.66%    1.94%    1.93%
Portfolio turnover rate      106%      66%      41%        41%      77%      57%

                            Year Ended July 31,         Year Ended November 30,
                         ---------------------------   ---------------------------
                         1999 #     1998    1997 (a)     1996      1995     1994
CLASS B
Net asset value,
 beginning of period     $ 21.56  $  20.63  $ 17.31    $  13.84  $  11.77  $ 12.32
                         -------  --------  -------    --------  --------  -------
Income from investment
 operations
Net investment income       0.18      0.06     0.09        0.15      0.15     0.15
Net realized and
 unrealized gains or
 losses on securities       1.21      2.45     3.31        3.80      2.82    (0.56)
                         -------  --------  -------    --------  --------  -------
Total from investment
 operations                 1.39      2.51     3.40        3.95      2.97    (0.41)
                         -------  --------  -------    --------  --------  -------
Distributions to
 shareholders from
Net investment income      (0.15)    (0.06)   (0.08)      (0.15)    (0.25)   (0.14)
Net realized gains         (2.74)    (1.52)       0       (0.33)    (0.65)       0
                         -------  --------  -------    --------  --------  -------
Total distributions        (2.89)    (1.58)   (0.08)      (0.48)    (0.90)   (0.14)
                         -------  --------  -------    --------  --------  -------
Net asset value, end of
 period                  $ 20.06  $  21.56  $ 20.63    $  17.31  $  13.84  $ 11.77
                         -------  --------  -------    --------  --------  -------
Total return*               7.39%    13.01%   19.68%      28.73%    25.59%   (3.36%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $78,049  $105,748  $94,309    $ 43,526  $ 20,605  $ 7,314
Ratios to average net
 assets:
 Expenses**                 1.93%     1.97%    2.02%+      2.18%     2.47%    2.31%
 Net investment income      0.91%     0.25%    0.58%+      0.88%     1.06%    1.27%
Portfolio turnover rate      106%       66%      41%         41%       77%      57%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               EQUITY INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                           Year Ended July 31,        Year Ended November 30,
                         --------------------------   --------------------------
                         1999 #    1998    1997 (a)     1996     1995     1994
CLASS C
Net asset value,
 beginning of period     $ 21.58  $ 20.65  $ 17.32    $  13.85  $ 11.78  $ 12.33
                         -------  -------  -------    --------  -------  -------
Income from investment
 operations
Net investment income       0.18     0.05     0.09        0.14     0.16     0.15
Net realized and
 unrealized gains or
 losses on securities       1.21     2.46     3.32        3.81     2.81    (0.56)
                         -------  -------  -------    --------  -------  -------
Total from investment
 operations                 1.39     2.51     3.41        3.95     2.97    (0.41)
                         -------  -------  -------    --------  -------  -------
Distributions to
 shareholders from
Net investment income      (0.15)   (0.06)   (0.08)      (0.15)   (0.25)   (0.14)
Net realized gains         (2.74)   (1.52)       0       (0.33)   (0.65)       0
                         -------  -------  -------    --------  -------  -------
Total distributions        (2.89)   (1.58)   (0.08)      (0.48)   (0.90)   (0.14)
                         -------  -------  -------    --------  -------  -------
Net asset value, end of
 period                  $ 20.08  $ 21.58  $ 20.65    $  17.32  $ 13.85  $ 11.78
                         -------  -------  -------    --------  -------  -------
Total return*               7.38%   12.99%   19.73%      28.71%   25.57%   (3.36%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $16,952  $20,851  $21,125    $ 14,562  $ 9,503  $ 5,968
Ratios to average net
 assets:
 Expenses**                 1.93%    1.97%    2.01%+      2.17%    2.47%    2.34%
 Net investment income      0.91%    0.25%    0.66%+      0.89%    1.16%    1.21%
Portfolio turnover rate      106%      66%      41%         41%      77%      57%

                                                  Year Ended July 31,
                                                 ------------------------
                                                 1999 #   1998   1997 (b)
CLASS Y
Net asset value, beginning of period             $21.61  $20.62   $17.74
                                                 ------  ------   ------
Income from investment operations
Net investment income                              0.37    0.24     0.18
Net realized and unrealized gains on securities    1.22    2.51     2.86
                                                 ------  ------   ------
Total from investment operations                   1.59    2.75     3.04
                                                 ------  ------   ------
Distributions to shareholders
Net investment income                             (0.34)  (0.24)   (0.16)
Net realized gains                                (2.74)  (1.52)       0
                                                 ------  ------   ------
Total distributions                               (3.08)  (1.76)   (0.16)
                                                 ------  ------   ------
Net asset value, end of period                   $20.12  $21.61   $20.62
                                                 ------  ------   ------
Total return                                       8.44%  14.29%   17.22%
Ratios and supplemental data
Net assets, end of period (thousands)            $  651  $  111   $   93
Ratios to average net assets:
 Expenses**                                        0.87%   0.93%    1.34%+
 Net investment income                             1.98%   1.31%    0.79%+
Portfolio turnover rate                             106%     66%      41%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                               Year Ended
                                 Year Ended July 31,          December 31,
                                --------------------------   -----------------
                                 1999     1998    1997 (b)    1996    1995 (a)
CLASS A
Net asset value, beginning of
 period                         $29.14   $27.26    $22.53    $18.63    $14.48
                                ------   ------    ------    ------    ------
Income from investment
 operations
Net investment income             0.10     0.16      0.08      0.12      0.13
Net realized and unrealized
 gains on securities and
 foreign currency related
 transactions                     1.16     2.86      4.72      4.26      4.64
                                ------   ------    ------    ------    ------
Total from investment
 operations                       1.26     3.02      4.80      4.38      4.77
                                ------   ------    ------    ------    ------
Distributions to shareholders
 from
Net investment income            (0.06)   (0.13)    (0.07)    (0.13)    (0.14)
Net realized gains               (0.78)   (1.01)        0     (0.35)    (0.48)
                                ------   ------    ------    ------    ------
Total distributions              (0.84)   (1.14)    (0.07)    (0.48)    (0.62)
                                ------   ------    ------    ------    ------
Net asset value, end of period  $29.56   $29.14    $27.26    $22.53    $18.63
                                ------   ------    ------    ------    ------
Total return*                     4.48%   11.26%    21.33%    23.50%    33.00%
Ratios and supplemental data
Net assets, end of period
 (millions)                     $  250   $  296    $  166    $   85    $   19
Ratios to average net assets:
 Expenses**                       1.43%    1.46%     1.47%+    1.41%     1.55%+
 Net investment income            0.33%    0.61%     0.57%+    0.70%     0.99%+
Portfolio turnover rate             39%      20%        6%       14%       17%

                                                               Year Ended
                                 Year Ended July 31,          December 31,
                                --------------------------   -----------------
                                 1999     1998    1997 (b)    1996    1995 (a)
CLASS B
Net asset value, beginning of
 period                         $28.88   $27.10    $22.43    $18.59    $14.48
                                ------   ------    ------    ------    ------
Income from investment
 operations
Net investment income            (0.14)   (0.02)    (0.02)        0      0.05
Net realized and unrealized
 gains on securities and
 foreign currency related
 transactions                     1.18     2.81      4.69      4.20      4.61
                                ------   ------    ------    ------    ------
Total from investment
 operations                       1.04     2.79      4.67      4.20      4.66
                                ------   ------    ------    ------    ------
Distributions to shareholders
 from
Net investment income                0        0         0     (0.01)    (0.07)
Net realized gains               (0.78)   (1.01)        0     (0.35)    (0.48)
                                ------   ------    ------    ------    ------
Total distributions              (0.78)   (1.01)        0     (0.36)    (0.55)
                                ------   ------    ------    ------    ------

Net asset value, end of period  $29.14   $28.88    $27.10    $22.43    $18.59
                                ------   ------    ------    ------    ------
Total return*                     3.73%   10.44%    20.82%    22.60%    32.20%
Ratios and supplemental data
Net assets, end of period
 (millions)                     $  891   $1,000    $  542    $  245    $   46
Ratios to average net assets:
 Expenses**                       2.18%    2.21%     2.25%+    2.17%     2.24%+
 Net investment income           (0.43%)  (0.14%)   (0.19%)+  (0.06%)    0.30%+
Portfolio turnover rate             39%      20%        6%       14%       17%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Year Ended July 31,         Year Ended December 31,
                         --------------------------   ---------------------------
                          1999     1998    1997 (b)      1996         1995 (a)
CLASS C
Net asset value,
 beginning of period     $28.89   $27.10    $22.43    $     18.58    $     14.48
                         ------   ------    ------    -----------    -----------
Income from investment
 operations
Net investment income     (0.16)   (0.02)    (0.02)             0           0.06
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions              1.19     2.82      4.69           4.21           4.60
                         ------   ------    ------    -----------    -----------
Total from investment
 operations                1.03     2.80      4.67           4.21           4.66
                         ------   ------    ------    -----------    -----------
Distributions to
 shareholders from
Net investment income         0        0         0          (0.01)         (0.08)
Net realized gains        (0.78)   (1.01)        0          (0.35)         (0.48)
                         ------   ------    ------    -----------    -----------
Total distributions       (0.78)   (1.01)        0          (0.36)         (0.56)
                         ------   ------    ------    -----------    -----------
Net asset value, end of
 period                  $29.14   $28.89    $27.10    $     22.43    $     18.58
                         ------   ------    ------    -----------    -----------
Total return*              3.69%   10.47%    20.82%         22.60%         32.20%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   37   $   50    $   24    $        10    $        20
Ratios to average net
 assets:
 Expenses**                2.18%    2.21%     2.25%+         2.17%          2.15%+
 Net investment income    (0.42%)  (0.13%)   (0.19%)+       (0.06%)         0.35%+
Portfolio turnover rate      39%      20%        6%            14%            17%

                            Year Ended July 31,      Year Ended December 31,
                           ------------------------  -------------------------
                            1999    1998   1997 (b)   1996     1995     1994
CLASS Y
Net asset value,
 beginning of period       $29.19  $27.29   $22.55   $ 18.64  $ 14.52  $ 15.41
                           ------  ------   ------   -------  -------  -------
Income from investment
 operations
Net investment income        0.19    0.24     0.11      0.18     0.18     0.14
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.15    2.87     4.73      4.25     4.59     0.12
                           ------  ------   ------   -------  -------  -------
Total from investment
 operations                  1.34    3.11     4.84      4.43     4.77     0.26
                           ------  ------   ------   -------  -------  -------
Distributions to
 shareholders from
Net investment income       (0.10)  (0.20)   (0.10)    (0.17)   (0.17)   (0.14)
Net realized gains          (0.78)  (1.01)       0     (0.35)   (0.48)   (1.01)
                           ------  ------   ------   -------  -------  -------
Total distributions         (0.88)  (1.21)   (0.10)    (0.52)   (0.65)   (1.15)
                           ------  ------   ------   -------  -------  -------
Net asset value, end of
 period                    $29.65  $29.19   $27.29   $ 22.55  $ 18.64  $ 14.52
                           ------  ------   ------   -------  -------  -------
Total return                 4.75%  11.56%   21.52%    23.80%   32.90%    1.70%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                $  634  $  801   $  616   $   442  $   141  $    73
Ratios to average net
 assets:
 Expenses**                  1.18%   1.20%    1.21%+    1.16%    1.27%    1.33%
 Net investment income       0.57%   0.86%    0.82%+    0.93%    1.11%    0.96%
Portfolio turnover rate        39%     20%       6%       14%      17%      29%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                             Year Ended July 31,         Year Ended January 31,
                         -----------------------------  --------------------------
                          1999 #    1998    1997 (b) #   1997     1996    1995 (a)
CLASS A
Net asset value,
 beginning of period     $  23.19  $ 23.94   $ 21.79    $ 20.15  $ 17.28   $17.09
                         --------  -------   -------    -------  -------   ------
Income from investment
 operations
Net investment income        0.94     1.05      0.52       1.02     1.01     0.02
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.50     0.81      2.15       1.67     2.94     0.17
                         --------  -------   -------    -------  -------   ------
Total from investment
 operations                  2.44     1.86      2.67       2.69     3.95     0.19
                         --------  -------   -------    -------  -------   ------
Distributions to
 shareholders from
Net investment income       (0.93)   (1.02)    (0.52)     (1.05)   (1.08)       0
Net realized gains          (2.13)   (1.59)        0          0        0        0
                         --------  -------   -------    -------  -------   ------
Total distributions         (3.06)   (2.61)    (0.52)     (1.05)   (1.08)       0
                         --------  -------   -------    -------  -------   ------
Net asset value, end of
 period                  $  22.57  $ 23.19   $ 23.94    $ 21.79  $ 20.15   $17.28
                         --------  -------   -------    -------  -------   ------
Total return*               12.14%    7.93%    12.45%     13.80%   23.40%    1.10%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $ 35,714  $15,005   $11,955    $ 9,678  $ 4,412   $  119
Ratios to average net
 assets:
 Expenses**                  1.46%    1.50%     1.45%+     1.44%    1.36%    1.45%+
 Interest expense             N/A      N/A       N/A       0.03%     N/A      N/A
 Net investment income       4.39%    4.20%     4.69%+     4.93%    5.39%    4.09%+
Portfolio turnover rate       124%     133%       72%       168%     138%     151%
                             Year Ended July 31,         Year Ended January 31,
                         -----------------------------  --------------------------
                          1999 #    1998    1997 (b) #   1997     1996    1995 (a)
CLASS B
Net asset value,
 beginning of period     $  23.04  $ 23.81   $ 21.69    $ 20.08  $ 17.28   $17.09
                         --------  -------   -------    -------  -------   ------
Income from investment
 operations
Net investment income        0.76     0.86      0.43       0.89     0.91     0.02
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.51     0.81      2.15       1.64     2.87     0.17
                         --------  -------   -------    -------  -------   ------
Total from investment
 operations                  2.27     1.67      2.58       2.53     3.78     0.19
                         --------  -------   -------    -------  -------   ------
Distributions to
 shareholders from
Net investment income       (0.80)   (0.85)    (0.46)     (0.92)   (0.98)       0
Net realized gains          (2.13)   (1.59)        0          0        0        0
                         --------  -------   -------    -------  -------   ------
Total distributions         (2.93)   (2.44)    (0.46)     (0.92)   (0.98)       0
                         --------  -------   -------    -------  -------   ------
Net asset value, end of
 period                  $  22.38  $ 23.04   $ 23.81    $ 21.69  $ 20.08   $17.28
                         --------  -------   -------    -------  -------   ------
Total return*               11.34%    7.13%    12.06%     13.00%   22.40%    1.10%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $185,177  $54,544   $43,977    $35,323  $14,750   $  599
Ratios to average net
 assets:
 Expenses**                  2.21%    2.25%     2.20%+     2.19%    2.11%    2.23%+
 Interest expense             N/A      N/A       N/A       0.03%     N/A      N/A
 Net investment income       3.61%    3.46%     3.94%+     4.17%    4.69%    3.23%+
Portfolio turnover rate       124%     133%       72%       168%     138%     151%

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                             Year Ended July 31,      Year Ended January 31,
                           ------------------------- -----------------------
                           1999 #   1998   1997 (b) #  1997    1996   1995 (a)
CLASS C
Net asset value,
 beginning of period       $23.04  $23.81    $21.69   $20.08  $17.27   $17.09
                           ------  ------    ------   ------  ------   ------
Income from investment
 operations
Net investment income        0.76    0.87      0.44     0.87    0.90     0.01
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.51    0.80      2.14     1.66    2.89     0.17
                           ------  ------    ------   ------  ------   ------
Total from investment
 operations                  2.27    1.67      2.58     2.53    3.79     0.18
                           ------  ------    ------   ------  ------   ------
Distributions to
 shareholders from
Net realized gains          (2.13)  (1.59)        0        0       0        0
                           ------  ------    ------   ------  ------   ------
Net investment income       (0.80)  (0.85)    (0.46)   (0.92)  (0.98)       0
Total distributions         (2.93)  (2.44)    (0.46)   (0.92)  (0.98)       0
                           ------  ------    ------   ------  ------   ------
Net asset value, end of
 period                    $22.38  $23.04    $23.81   $21.69  $20.08   $17.27
                           ------  ------    ------   ------  ------   ------
Total return*               11.34%   7.13%    12.06%   12.90%  22.40%    1.10%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)               $2,502  $1,259    $  950   $  982  $  523   $   24
Ratios to average net
 assets:
 Expenses**                  2.21%   2.25%     2.20%+   2.19%   2.11%    2.22%+
 Interest expense             N/A     N/A       N/A     0.03%    N/A      N/A
 Net investment income       3.60%   3.48%     4.06%+   4.15%   4.67%    2.68%+
Portfolio turnover rate       124%    133%       72%     168%    138%     151%


                             Year Ended July 31,      Year Ended January 31,
                           ------------------------- -----------------------
                           1999 #   1998   1997 (b) #  1997    1996   1995 (c)
CLASS Y
Net asset value,
 beginning of period       $23.22  $23.98    $21.81   $20.16  $17.28   $18.29
                           ------  ------    ------   ------  ------   ------

Net investment income        0.99    1.02      0.55     1.08    1.10     0.87
Net realized and
 unrealized gains or
 losses on securities and
 foreign currency related
 transactions                1.52    0.89      2.16     1.66    2.87    (0.55)
                           ------  ------    ------   ------  ------   ------
Total from investment
 operations                  2.51    1.91      2.71     2.74    3.97     0.32
                           ------  ------    ------   ------  ------   ------
Income from investment
 operations

Net investment income       (1.02)  (1.08)    (0.54)   (1.09)  (1.09)   (1.08)

Net realized gains          (2.13)  (1.59)        0        0       0    (0.25)
                           ------  ------    ------   ------  ------   ------
Total distributions         (3.15)  (2.67)    (0.54)   (1.09)  (1.09)   (1.33)
                           ------  ------    ------   ------  ------   ------
Net asset value, end of
 period                    $22.58  $23.22    $23.98   $21.81  $20.16   $17.28
                           ------  ------    ------   ------  ------   ------
Distributions to
 shareholders from
Total return                12.46%   8.16%    12.65%   14.10%  23.50%    1.90%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                $  847  $  880    $  900   $  858  $  914   $  942
Ratios to average net
 assets:
 Expenses**                  1.21%   1.25%     1.20%+   1.18%   1.19%    1.24%+
 Interest expense             N/A     N/A       N/A     0.03%    N/A      N/A
 Net investment income       4.61%   4.46%     4.97%+   5.14%   5.70%    5.70%+
Portfolio turnover rate       124%    133%       72%     168%    138%     151%
(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
(c) For the ten months ended January 31, 1995. The Fund has changed its fiscal year end from March 31 to January 31, effective January 31, 1995.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                             Year Ended July 31       Year Ended December 31,
                         --------------------------- -------------------------
                          1999     1998    1997 (b) #    1996        1995 (a)
CLASS A
Net asset value,
 beginning of period     $ 15.75  $ 15.69    $13.10   $     11.57   $      9.64
                         -------  -------    ------   -----------   -----------
Income from investment
 operations
Net investment income       0.26     0.29      0.14          0.34          0.34
Net realized and
 unrealized gains on
 securities                 0.04     0.24      2.59          2.13          2.45
                         -------  -------    ------   -----------   -----------
Total from investment
 operations                 0.30     0.53      2.73          2.47          2.79
                         -------  -------    ------   -----------   -----------
Distributions to
 shareholders from
Net realized gains         (0.18)   (0.19)    (0.01)        (0.60)        (0.49)
                         -------  -------    ------   -----------   -----------
Net investment income      (0.30)   (0.28)    (0.13)        (0.34)        (0.37)
Total distributions        (0.48)   (0.47)    (0.14)        (0.94)        (0.86)
                         -------  -------    ------   -----------   -----------
Net asset value, end of
 period                  $ 15.57  $ 15.75    $15.69   $     13.10   $     11.57
                         -------  -------    ------   -----------   -----------
Total return*               2.17%    3.24%    20.99%        22.00%        29.50%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $59,451  $54,142    $4,239   $       336   $       216
Ratios to average net
 assets:
 Expenses**                 1.67%    1.68%     1.71%+        1.75%         1.75%+
 Net investment income      1.85%    1.95%     1.88%+        3.08%         3.39%+
Portfolio turnover rate       54%      18%       13%           50%           48%

                             Year Ended July 31,        Year Ended December 31,
                         ----------------------------- -------------------------
                           1999      1998    1997 (b) #    1996        1995 (a)
CLASS B
Net asset value,
 beginning of period     $  15.67  $  15.64    $13.09   $     11.57   $      9.64
                         --------  --------    ------   -----------   -----------
Income from investment
 operations
Net investment income        0.16      0.19      0.08          0.27          0.28
Net realized and
 unrealized gains on
 securities                  0.02      0.22      2.57          2.11          2.43
                         --------  --------    ------   -----------   -----------
Total from investment
 operations                  0.18      0.41      2.65          2.38          2.71
                         --------  --------    ------   -----------   -----------
Distributions to
 shareholders from
Net realized gains          (0.18)    (0.19)    (0.01)        (0.60)        (0.49)
                         --------  --------    ------   -----------   -----------
Net investment income       (0.19)    (0.19)    (0.09)        (0.26)        (0.29)
Total distributions         (0.37)    (0.38)    (0.10)        (0.86)        (0.78)
                         --------  --------    ------   -----------   -----------
Net asset value, end of
 period                  $  15.48  $  15.67    $15.64   $     13.09   $     11.57
                         --------  --------    ------   -----------   -----------
Total return*                1.35%     2.49%    20.37%        21.10%        28.70%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $110,809  $130,191    $9,462   $       692   $       266
Ratios to average net
 assets:
 Expenses**                  2.42%     2.43%     2.46%+        2.50%         2.50%+
 Net investment income       1.15%     1.20%     1.12%+        2.39%         2.67%+
Portfolio turnover rate        54%       18%       13%           50%           48%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended July 31,       Year Ended December 31,
                         ---------------------------  -----------------------
                          1999     1998    1997 (b)#     1996        1995 (a)
CLASS C
Net asset value,
 beginning of period     $ 15.66  $ 15.63   $13.09    $     11.56   $      9.74
                         -------  -------   ------    -----------   -----------
Income from investment
 operations
Net investment income       0.16     0.19     0.10           0.28          0.28
Net realized and
 unrealized gains on
 securities                 0.01     0.22     2.54           2.10          2.33
                         -------  -------   ------    -----------   -----------
Total from investment
 operations                 0.17     0.41     2.64           2.38          2.61
                         -------  -------   ------    -----------   -----------
Distributions to
 shareholders from
Net realized gains         (0.18)   (0.19)   (0.01)         (0.60)        (0.49)
                         -------  -------   ------    -----------   -----------
Net investment income      (0.19)   (0.19)   (0.09)         (0.25)        (0.30)
Total distributions        (0.37)   (0.38)   (0.10)         (0.85)        (0.79)
                         -------  -------   ------    -----------   -----------
Net asset value, end of
 period                  $ 15.46  $ 15.66   $15.63    $     13.09   $     11.56
                         -------  -------   ------    -----------   -----------
Total return*               1.28%    2.49%   20.30%         21.10%        27.30%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $22,842  $26,197   $2,770    $        56   $        24
Ratios to average net
 assets:
 Expenses**                 2.42%    2.43%    2.45%+         2.50%         2.50%+
 Net investment income      1.15%    1.20%    1.20%+         2.33%         2.63%+
Portfolio turnover rate       54%      18%      13%            50%           48%

                                                      Year Ended December
                            Year Ended July 31,               31,
                         ---------------------------  -----------------------
                          1999     1998    1997 (b)#   1996    1995     1994
CLASS Y
Net asset value,
 beginning of period     $ 15.77  $ 15.71   $ 13.12   $11.58  $ 9.70   $10.15
                         -------  -------   -------   ------  ------   ------
Income from investment
 operations
Net investment income       0.33     0.34      0.19     0.38    0.38     0.34
Net realized and
 unrealized gains or
 losses on securities      (0.02)    0.24      2.56     2.13    2.38    (0.41)
                         -------  -------   -------   ------  ------   ------
Total from investment
 operations                 0.31     0.58      2.75     2.51    2.76    (0.07)
                         -------  -------   -------   ------  ------   ------
Distributions to
 shareholders from
Net realized gains         (0.18)   (0.19)    (0.01)   (0.60)  (0.50)   (0.05)
                         -------  -------   -------   ------  ------   ------
Net investment income      (0.33)   (0.33)    (0.15)   (0.37)  (0.38)   (0.33)
Total distributions        (0.51)   (0.52)    (0.16)   (0.97)  (0.88)   (0.38)
                         -------  -------   -------   ------  ------   ------
Net asset value, end of
 period                  $ 15.57  $ 15.77   $ 15.71   $13.12  $11.58   $ 9.70
                         -------  -------   -------   ------  ------   ------
Total return                2.31%    3.57%    21.09%   22.40%  29.10%   (0.70%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $56,903  $96,556   $42,374   $8,592  $4,806   $3,613
Ratios to average net
 assets:
 Expenses**                 1.42%    1.39%     1.39%+   1.50%   1.50%+   1.48%
 Net investment income      2.19%    2.23%     2.39%+   3.36%   3.56%+   3.72%
Portfolio turnover rate       54%      18%       13%      50%     48%       9%

(a) For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  UTILITY FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                           Year Ended July 31,        Year Ended December 31,
                         --------------------------   --------------------------
                           1999     1998   1997(b)     1996      1995    1994(a)
CLASS A
Net asset value,
 beginning of period     $  11.76  $ 11.45  $ 10.57   $ 10.80  $   9.00  $ 10.00
                         --------  -------  -------   -------  --------  -------
Income from investment
 operations
Net investment income        0.42     0.43     0.25      0.41      0.44     0.45
Net realized and
 unrealized gains or
 losses on securities        2.37     1.44     0.87      0.05      2.25    (1.01)
                         --------  -------  -------   -------  --------  -------
Total from investment
 operations                  2.79     1.87     1.12      0.46      2.69    (0.56)
                         --------  -------  -------   -------  --------  -------
Distributions to
 shareholders from
Net investment income       (0.42)   (0.44)   (0.24)    (0.41)    (0.44)   (0.44)
Net realized gains          (1.28)   (1.12)       0     (0.28)    (0.45)       0
                         --------  -------  -------   -------  --------  -------
Total distributions         (1.70)   (1.56)   (0.24)    (0.69)    (0.89)   (0.44)
                         --------  -------  -------   -------  --------  -------
Net asset value, end of
 period                  $  12.85  $ 11.76  $ 11.45   $ 10.57  $  10.80  $  9.00
                         --------  -------  -------   -------  --------  -------
Total return*               26.05%   17.30%   10.72%     4.40%    30.70%   (5.60%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $108,411  $95,300  $91,638   $96,243  $107,872  $ 4,190
Ratios to average net
 assets:
 Expenses**                  1.03%    0.99%    1.00%+    0.87%     0.79%    0.53%+
 Net investment income       3.60%    3.58%    3.85%+    3.87%     4.51%    5.07%+
Portfolio turnover rate        46%      62%      50%       59%       88%      23%

                           Year Ended July 31,        Year Ended December 31,
                         --------------------------   --------------------------
                           1999     1998   1997(b)      1996      1995   1994(a)
CLASS B
Net asset value,
 beginning of period     $  11.76  $ 11.46  $ 10.58   $ 10.81  $   9.00  $ 10.00
                         --------  -------  -------   -------  --------  -------
Income from investment
 operations
Net investment income        0.34     0.34     0.20      0.33      0.37     0.39
Net realized and
 unrealized gains or
 losses on securities        2.37     1.44     0.87      0.05      2.26    (1.01)
                         --------  -------  -------   -------  --------  -------
Total from investment
 operations                  2.71     1.78     1.07      0.38      2.63    (0.62)
                         --------  -------  -------   -------  --------  -------
Distributions to
 shareholders from
Net investment income       (0.33)   (0.36)   (0.19)    (0.33)    (0.37)   (0.38)
Net realized gains          (1.28)   (1.12)       0     (0.28)    (0.45)       0
                         --------  -------  -------   -------  --------  -------
Total distributions         (1.61)   (1.48)   (0.19)    (0.61)    (0.82)   (0.38)
                         --------  -------  -------   -------  --------  -------
Net asset value, end of
 period                  $  12.86  $ 11.76  $ 11.46   $ 10.58  $  10.81  $  9.00
                         --------  -------  -------   -------  --------  -------
Total return*               25.23%   16.31%   10.21%     3.60%    29.90%   (6.20%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $ 54,839  $43,776  $36,738   $38,511  $ 35,662  $28,792
Ratios to average net
 assets:
 Expenses**                  1.77%    1.74%    1.75%+    1.62%     1.53%    1.27%+
 Net investment income       2.85%    2.82%    3.10%+    3.12%     3.78%    4.19%+
Portfolio turnover rate        46%      62%      50%       59%       88%      23%

(a) For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  UTILITY FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995   1994 (a)
CLASS C
Net asset value, beginning
 of period                  $11.76  $11.46   $10.58   $10.82  $ 9.01   $ 9.33
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.34    0.34     0.20     0.33    0.37     0.12
Net realized and
 unrealized gains or
 losses on securities         2.37    1.44     0.87     0.04    2.26    (0.33)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   2.71    1.78     1.07     0.37    2.63    (0.21)
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net realized gains           (1.28)  (1.12)       0    (0.28)  (0.45)       0
                            ------  ------   ------   ------  ------   ------
Net investment income        (0.33)  (0.36)   (0.19)   (0.33)  (0.37)   (0.11)
Total distributions          (1.61)  (1.48)   (0.19)   (0.61)  (0.82)   (0.11)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $12.86  $11.76   $11.46   $10.58  $10.82   $ 9.01
                            ------  ------   ------   ------  ------   ------
Total return*                25.23%  16.31%   10.21%    3.50%  29.80%   (2.20%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $  879  $  486   $  379   $  396  $  246   $  128
Ratios to average net
 assets:
 Expenses**                   1.77%   1.74%    1.75%+   1.63%   1.54%    1.94%+
 Net investment income        2.74%   2.82%    3.10%+   3.13%   3.76%    3.96%+
Portfolio turnover rate         46%     62%      50%      59%     88%      23%

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995   1994 (c)
CLASS Y
Net asset value, beginning
 of period                  $11.77  $11.46   $10.58   $10.82  $ 9.00   $ 9.51
                            ------  ------   ------   ------  ------   ------
Net realized and
 unrealized gains or
 losses on securities         2.33    1.45     0.88     0.03    2.27    (0.50)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   2.82    1.91     1.13     0.47    2.74    (0.13)
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.49    0.46     0.25     0.44    0.47     0.37
Net realized gains           (1.28)  (1.12)       0    (0.28)  (0.45)       0
                            ------  ------   ------   ------  ------   ------
Total distributions          (1.73)  (1.60)   (0.25)   (0.71)  (0.92)   (0.38)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $12.86  $11.77   $11.46   $10.58  $10.82   $ 9.00
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net investment income        (0.45)  (0.48)   (0.25)   (0.43)  (0.47)   (0.38)
Total return                 26.35%  17.60%   10.85%    4.50%  31.30%   (1.60%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $2,123  $1,695   $1,627   $2,000  $7,791   $5,201
Ratios to average net
 assets:
 Expenses**                   0.77%   0.74%    0.74%+   0.61%   0.54%    0.40%+
 Net investment income        3.92%   3.82%    4.06%+   4.01%   4.76%    4.93%+
Portfolio turnover rate         46%     62%      50%      59%     88%      23%

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(c) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended July 31,          Year Ended December 31,
                         ----------------------------   ----------------------------
                           1999      1998    1997 (a)     1996      1995      1994
CLASS A
Net asset value,
 beginning of period     $  22.23  $  24.64  $  20.57   $  20.45  $  16.62  $  17.63
                         --------  --------  --------   --------  --------  --------
Income from investment
 operations
Net investment income        0.21      0.26      0.21       0.38      0.55      0.52
Net realized and
 unrealized gains or
 losses on securities        2.76      2.00      4.05       3.49      4.69     (0.20)
                         --------  --------  --------   --------  --------  --------
Total from investment
 operations                  2.97      2.26      4.26       3.87      5.24      0.32
                         --------  --------  --------   --------  --------  --------
Distributions to
 shareholders from
Net realized gains          (0.21)    (0.29)    (0.19)     (0.41)    (0.51)    (0.51)
Net investment income       (0.13)    (4.38)        0      (3.34)    (0.90)    (0.82)
                         --------  --------  --------   --------  --------  --------
Total distributions         (0.34)    (4.67)    (0.19)     (3.75)    (1.41)    (1.33)
                         --------  --------  --------   --------  --------  --------
Net asset value, end of
 period                  $  24.86  $  22.23  $  24.64   $  20.57  $  20.45  $  16.62
                         --------  --------  --------   --------  --------  --------
Total return*               13.48%     9.55%    20.78%     18.90%    31.80%     1.90%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $    464  $    476  $    392   $    328  $    292  $    189
Ratios to average net
 assets:
 Expenses**                  1.00%     1.01%     0.92%+     0.91%     0.90%     0.93%
 Net investment income       0.93%     1.04%     1.66%+     1.77%     2.78%     2.96%
Portfolio turnover rate       110%       69%        6%        91%       53%       70%

                            Year Ended July 31,          Year Ended December 31,
                         ----------------------------   ----------------------------
                           1999      1998    1997 (a)     1996      1995      1994
CLASS B
Net asset value,
 beginning of period     $  22.20  $  24.63  $  20.58   $  20.45  $  16.62  $  17.63
                         --------  --------  --------   --------  --------  --------
Income from investment
 operations
Net investment income        0.04      0.08      0.12       0.22      0.39      0.42
Net realized and
 unrealized gains or
 losses on securities        2.75      1.99      4.03       3.50      4.70     (0.20)
                         --------  --------  --------   --------  --------  --------
Total from investment
 operations                  2.79      2.07      4.15       3.72      5.09      0.22
                         --------  --------  --------   --------  --------  --------
Distributions to
 shareholders from
Net investment income       (0.05)    (0.12)    (0.10)     (0.25)    (0.36)    (0.41)

Net realized gains          (0.13)    (4.38)        0      (3.34)    (0.90)    (0.82)
                         --------  --------  --------   --------  --------  --------
Total distributions         (0.18)    (4.50)    (0.10)     (3.59)    (1.26)    (1.23)
                         --------  --------  --------   --------  --------  --------
Net asset value, end of
 period                  $  24.81  $  22.20  $  24.63   $  20.58  $  20.45  $  16.62
                         --------  --------  --------   --------  --------  --------
Total return*               12.65%     8.73%    20.23%     18.10%    30.90%     1.30%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $331,724  $326,459  $276,256   $197,411  $141,072  $104,297
Ratios to average net
 assets:
 Expenses**                  1.75%     1.76%     1.67%+     1.66%     1.65%     1.53%
 Net investment income       0.18%     0.30%     0.92%+     1.01%     2.04%     2.36%
Portfolio turnover rate       110%       69%        6%        91%       53%       70%

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995   1994 (a)
CLASS C
Net asset value, beginning
 of period                  $22.18  $24.61   $20.56   $20.44  $16.61   $18.28
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.04    0.10     0.12     0.22    0.39     0.19
Net realized and
 unrealized gains or
 losses on securities         2.75    1.97     4.03     3.50    4.70    (0.81)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   2.79    2.07     4.15     3.72    5.09    (0.62)
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net investment income        (0.05)  (0.12)   (0.10)   (0.26)  (0.36)   (0.23)
Net realized gains           (0.13)  (4.38)       0    (3.34)  (0.90)   (0.82)
                            ------  ------   ------   ------  ------   ------
Total distributions          (0.18)  (4.50)   (0.10)   (3.60)  (1.26)   (1.05)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $24.79  $22.18   $24.61   $20.56  $20.44   $16.61
                            ------  ------   ------   ------  ------   ------
Total return*                12.66%   8.74%   20.25%   18.10%  30.90%   (3.40%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $4,635  $5,125   $2,507   $1,458  $  811   $  485
Ratios to average net
 assets:
 Expenses**                   1.75%   1.76%    1.66%+   1.67%   1.65%    1.68%+
 Net investment income        0.18%   0.29%    0.94%+   1.00%   2.03%    2.16%+
Portfolio turnover rate        110%     69%       6%      91%     53%      70%

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995     1994
CLASS Y
Net asset value, beginning
 of period                  $22.23  $24.64   $20.57   $20.45  $16.61   $17.63
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.29    0.35     0.25     0.44    0.57     0.56
Net realized and
 unrealized gains or
 losses on securities         2.74    1.97     4.03     3.49    4.72    (0.20)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   3.03    2.32     4.28     3.93    5.29     0.36
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net investment income        (0.26)  (0.35)   (0.21)   (0.47)  (0.55)   (0.56)
Net realized gains           (0.13)  (4.38)    0.00    (3.34)  (0.90)   (0.82)
                            ------  ------   ------   ------  ------   ------
Total distributions          (0.39)  (4.73)   (0.21)   (3.81)  (1.45)   (1.38)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $24.87  $22.23   $24.64   $20.57  $20.45   $16.61
                            ------  ------   ------   ------  ------   ------
Total return                 13.81%   9.79%   20.93%   19.20%  32.20%    2.10%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                 $  132  $  183   $1,149   $  996  $  761   $  507
Ratios to average net
 assets:
 Expenses**                   0.75%   0.70%    0.67%+   0.66%   0.65%    0.68%
 Net investment income        1.20%   1.47%    1.91%+   2.02%   3.02%    3.21%
Portfolio turnover rate        110%     69%       6%      91%     53%      70%

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 BLUE CHIP FUND

                            Schedule of Investments
                                 July 31, 1999


   Shares                                                              Value

 COMMON STOCKS - 95.9%
            Aerospace & Defense - 0.8%
   74,800   United Technologies Corp.............................   $  4,988,225
                                                                    ------------
            Automotive Equipment & Manufacturing - 1.1%
  160,000   Delphi Automotive Systems Corp.......................      2,880,000
   85,000   Ford Motor Co........................................      4,133,125
                                                                    ------------
                                                                       7,013,125
                                                                    ------------
            Banks - 3.0%
   75,000   Bank One Corp........................................      4,092,188
  106,100   BankAmerica Corp.....................................      7,042,387
       17   Chase Manhattan Corp.................................          1,307
  170,000   Mellon Bank Corp.....................................      5,737,500
   60,000   Wells Fargo Co.......................................      2,340,000
                                                                    ------------
                                                                      19,213,382
                                                                    ------------
            Business Equipment & Services - 1.0%
  131,200   Xerox Corp...........................................      6,396,000
                                                                    ------------
            Chemical & Agricultural Products - 2.9%
   50,000   Du Pont (E. I.) De Nemours & Co......................      3,603,125
  216,300   Millennium Chemicals Inc.............................      5,083,050
   52,500   Monsanto Co..........................................      2,054,062
   89,382   Rohm & Haas Co.......................................      3,809,908
  185,000   Solutia, Inc.........................................      3,954,375
                                                                    ------------
                                                                      18,504,520
                                                                    ------------
            Communication Systems & Services - 3.9%
  198,300   * Cisco Systems, Inc.................................     12,319,387
  104,600   * Intermedia Communications, Inc.+...................      2,883,038
  116,100   * MCI WorldCom, Inc..................................      9,578,250
                                                                    ------------
                                                                      24,780,675
                                                                    ------------
            Consumer Products & Services - 1.2%
   85,000   Procter & Gamble Co..................................      7,692,500
                                                                    ------------
            Diversified Companies - 3.4%
   51,900   Allied Signal, Inc...................................      3,357,281
  175,000   Raychem Corp.........................................      6,671,875
  122,500   Tyco International Ltd...............................     11,966,719
                                                                    ------------
                                                                      21,995,875
                                                                    ------------
            Electrical Equipment & Services - 3.3%
  193,300   General Electric Co..................................     21,069,700
                                                                    ------------
            Finance & Insurance - 7.5%
  130,000   Allstate Corp. ......................................      4,615,000
   77,500   American International Group, Inc....................      8,999,688
  161,328   Associates First Capital Corp., Cl. A................      6,180,879
  200,500   Citigroup, Inc.......................................      8,934,781
   70,000   Federal National Mortgage Assoc......................      4,830,000
  150,000   Franklin Resources, Inc..............................      5,718,750
   60,000   Hartford Financial Services Group, Inc...............      3,240,000

   Shares                                                              Value

 COMMON STOCKS - continued
            Finance & Insurance - continued
  100,800   Lehman Brothers Holdings, Inc........................   $  5,418,000
                                                                    ------------
                                                                      47,937,098
                                                                    ------------
            Food & Beverage Products - 2.2%
   49,500   Coca Cola Co.........................................      2,985,469
  135,400   McDonald's Corp. ....................................      5,644,487
  105,000   Seagram Co. Ltd......................................      5,387,813
                                                                    ------------
                                                                      14,017,769
                                                                    ------------
            Healthcare Products & Services - 3.3%
  110,000   * Biogen, Inc........................................      7,569,375
       50   Cardinal Health, Inc.................................          3,412
   71,000   Johnson & Johnson....................................      6,540,875
   95,900   Medtronic, Inc.......................................      6,910,794
                                                                    ------------
                                                                      21,024,456
                                                                    ------------
            Industrial Specialty Products & Services - 1.9%
  190,500   Ecolab, Inc..........................................      8,120,063
   86,600   * Microchip Technology, Inc..........................      4,340,825
                                                                    ------------
                                                                      12,460,888
                                                                    ------------
            Information Services & Technology - 17.6%
   55,800   * America Online, Inc. ..............................      5,307,975
  175,000   * American Power Conversion Corp.....................      3,631,250
   90,800   * Applied Materials, Inc.............................      6,531,925
   41,600   * CMG Information Services, Inc.+....................      3,835,000
  121,800   * EMC Corp...........................................      7,376,513
   37,500   * Gateway, Inc.+.....................................      2,857,031
  100,000   Hewlett-Packard Co...................................     10,468,750
  183,400   Intel Corp...........................................     12,654,600
  114,500   International Business Machines Corp.................     14,391,219
  261,200   * Microsoft Corp.....................................     22,414,225
  104,700   * Oracle Systems Corp................................      3,985,144
   77,100   * Solectron Corp.....................................      4,968,131
  132,900   * Sun Microsystems, Inc. ............................      9,020,587
   93,600   * Veritas Software Corp..............................      5,253,300
                                                                    ------------
                                                                     112,695,650
                                                                    ------------
            Leisure & Tourism - 0.8%
  135,000   * Premier Parks, Inc.+...............................      5,222,813
                                                                    ------------
            Oil/Energy - 8.6%
  105,600   Anadarko Petroleum Corp..............................      4,032,600
  208,800   Apache Corp..........................................      8,860,950
  124,100   Atlantic Richfield Co................................     11,176,756
   34,000   BP Amoco Plc.........................................      3,939,750
  111,100   Exxon Corp...........................................      8,818,562
   29,400   Mobil Corp...........................................      3,006,150
   50,000   Royal Dutch Petroleum Co.............................      3,050,000
   94,400   Texaco, Inc..........................................      5,882,300
  170,900   Unocal Corp..........................................      6,782,594
                                                                    ------------
                                                                      55,549,662
                                                                    ------------

                                   EVERGREEN
                                 BLUE CHIP FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
            Paper & Packaging - 0.8%
  100,000   Bowater, Inc........................................   $  4,975,000
                                                                   ------------
            Pharmaceuticals - 5.8%
   95,000   American Home Products Corp.........................      4,845,000
  124,000   Bristol-Myers Squibb Co.............................      8,246,000
   28,000   Lilly (Eli) & Co....................................      1,837,500
   84,500   Merck & Co., Inc....................................      5,719,594
  149,400   Pfizer, Inc.........................................      5,070,263
  135,000   Pharmacia & Upjohn, Inc.............................      7,264,687
   45,000   Schering-Plough Corp................................      2,205,000
   36,400   Warner-Lambert Co...................................      2,402,400
                                                                   ------------
                                                                     37,590,444
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              4.8%
  152,500   * CBS Corp..........................................      6,700,469
  105,800   * Clear Channel Communications, Inc.................      7,359,712
   70,000   Time Warner, Inc....................................      5,040,000
   90,000   * Univision Communications, Inc. Cl. A+.............      6,232,500
  126,000   * Viacom, Inc., Cl. B...............................      5,284,125
                                                                   ------------
                                                                     30,616,806
                                                                   ------------
            Retailing & Wholesale - 8.7%
   90,800   * Costco Companies, Inc.+...........................      6,787,300
   79,600   Dayton Hudson Corp..................................      5,149,125
  105,000   Federated Department Stores, Inc. ..................      5,387,813
   97,000   Home Depot, Inc.+...................................      6,189,812
   86,700   Lowe's Companies, Inc...............................      4,573,425
  183,500   * Safeway, Inc......................................      9,886,062
  160,000   Tandy Corp..........................................      8,210,000
  230,000   Wal-Mart Stores, Inc................................      9,717,500
                                                                   ------------
                                                                     55,901,037
                                                                   ------------
            Telecommunication Services & Equipment - 8.5%
   80,700   * ADC Telecommunications, Inc.......................      3,591,150
   60,900   * Allegiance Telecom, Inc...........................      3,064,031
  119,100   * Ciena Corp........................................      4,019,625
   79,500   * Global Crossing Ltd...............................      3,299,250
   68,200   * McLeod USA, Inc., Cl. A+..........................      2,033,213
   82,500   Motorola, Inc.......................................      7,528,125
   74,200   Nokia Corp. ADR.....................................      6,311,637
   38,500   * Qualcomm, Inc.+...................................      6,006,000
  100,000   * Tellabs, Inc......................................      6,156,250
  160,600   * Time Warner Telecom, Inc..........................      4,998,675
  145,000   * Winstar Communications, Inc.+.....................      7,612,500
                                                                   ------------
                                                                     54,620,456
                                                                   ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Telephone - 4.8%
      75,000 Ameritech Corp.....................................   $  5,493,750
     136,704 AT&T Corp. ........................................      7,100,064
      98,200 Bell Atlantic Corp.................................      6,260,250
     140,600 BellSouth Corp.....................................      6,748,800
     100,000 Sprint Corp........................................      5,168,750
                                                                   ------------
                                                                     30,771,614
                                                                   ------------
             Total Common Stocks
              (cost $496,079,869)...............................    615,037,695
                                                                   ------------
 MONEY MARKET SHARES - 5.9%
  37,702,000 Navigator Prime Portfolio
              (cost $37,702,000) (b)............................     37,702,000
                                                                   ------------
  Principal
   Amount

 CONVERTIBLE DEBENTURES - 0.0%
             Iron & Steel - 0.0%
 $   110,000 Compahnia Vale do Rio Doce de Navegacao SA 1.00%,
              12/31/1999
              (cost $0).........................................              6
                                                                   ------------
 SHORT-TERM INVESTMENTS - 3.0%
             Repurchase Agreement - 3.0%
  19,240,000 Evergreen Joint Repurchase Agreement, Investment in
              a joint trading account, purchased 7/30/1999,
              5.07%, maturing 8/2/1999, maturity value
              $19,248,129
              (cost $19,240,000) (a)............................     19,240,000
                                                                   ------------

             Total Investments -
              (cost $553,021,869)........................   104.8%  671,979,701
             Other Assets and
              Liabilities - net..........................    (4.8)  (30,539,610)
                                                            -----  ------------
             Net Assets..................................   100.0% $641,440,091
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
(b)  Represents investment in cash collateral received for securities on loan.
*  Non-income producing security.
+  All or a portion of this security is on loan (See Note 8).

Summary of Abbreviations:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               EQUITY INCOME FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                               Value
 COMMON STOCKS - 94.3%
          Automotive Equipment & Manufacturing - 2.6%
   48,000 Ford Motor Co. ........................................   $  2,334,000
   25,000 General Motors Corp. ..................................      1,523,438
                                                                    ------------
                                                                       3,857,438
                                                                    ------------
          Banks - 15.0%
   43,000 BankAmerica Corp. .....................................      2,854,125
   30,000 Charter One Financial, Inc. ...........................        776,250
   25,000 Comerica, Inc. ........................................      1,387,500
   99,000 Compass Bancshares, Inc. ..............................      2,852,437
   48,000 Fleet Financial Group, Inc. ...........................      1,944,000
   50,000 Mercantile Bancorp, Inc. ..............................      2,725,000
  150,000 North Fork Bancorp, Inc. ..............................      3,093,750
   50,000 Peoples Heritage Financial Group, Inc..................        903,125
   54,000 PNC Bank Corp. ........................................      2,855,250
   80,000 US Bancorp, Inc. ......................................      2,490,000
                                                                    ------------
                                                                      21,881,437
                                                                    ------------
          Business Equipment & Services - 2.0%
   90,000 Dun & Bradstreet Corp.+................................      2,857,500
                                                                    ------------
          Chemical & Agricultural Products - 4.0%
   21,000 Du Pont (E. I.) De Nemours & Co. ......................      1,513,313
   50,000 Hercules, Inc. ........................................      1,743,750
   60,000 Millennium Chemicals, Inc. ............................      1,410,000
   28,026 Rohm & Haas Co. .......................................      1,194,608
                                                                    ------------
                                                                       5,861,671
                                                                    ------------
          Communication Systems & Services - 0.9%
   50,000 * Newbridge Networks Corp. ............................      1,328,125
                                                                    ------------
          Diversified Companies - 3.5%
   52,000 Tyco International Ltd. ...............................      5,079,750
                                                                    ------------
          Electrical Equipment & Services - 2.5%
   34,000 General Electric Co. ..................................      3,706,000
                                                                    ------------
          Finance & Insurance - 11.2%
   48,000 Citigroup, Inc. .......................................      2,139,000
   20,000 Federal National Mortgage Assoc. ......................      1,380,000
  120,000 Greenpoint Financial Corp. ............................      3,885,000
   42,000 HSB Group, Inc. .......................................      1,708,875
   20,000 Lehman Brothers Holdings, Inc. ........................      1,075,000
   40,000 Lincoln National Corp. ................................      2,000,000
   40,000 Nationwide Financial Services, Inc. Cl. A .............      1,725,000
   45,000 XL Capital Ltd. .......................................      2,362,500
                                                                    ------------
                                                                      16,275,375
                                                                    ------------
          Food & Beverage Products - 3.4%
   35,000 H.J. Heinz Co. ........................................      1,649,375
   90,000 Philip Morris Companies, Inc. .........................      3,352,500
                                                                    ------------
                                                                       5,001,875
                                                                    ------------

  Shares                                                              Value
 COMMON STOCKS - continued
          Healthcare Products & Services - 6.0%
   20,000 American Home Products Corp. .........................   $  1,020,000
   20,000 Johnson & Johnson.....................................      1,842,500
   42,400 Merck & Co., Inc......................................      2,869,950
   55,000 Pharmacia & Upjohn, Inc...............................      2,959,687
                                                                   ------------
                                                                      8,692,137
                                                                   ------------
          Information Services & Technology - 2.7%
   31,600 International Business Machines Corp. ................      3,971,725
                                                                   ------------
          Metal Products & Services - 1.1%
   25,000 Alcan Aluminum Ltd....................................        753,125
   55,000 Worthington Industries, Inc...........................        804,375
                                                                   ------------
                                                                      1,557,500
                                                                   ------------
          Oil/Energy - 10.4%
   57,000 Anadarko Petroleum Corp. .............................      2,176,688
   30,000 Atlantic Richfield Co. ...............................      2,701,875
   25,000 Mobil Corp. ..........................................      2,556,250
   20,000 Reliant Energy, Inc. .................................        548,750
   45,000 Texaco, Inc. .........................................      2,804,062
  110,000 Unocal Corp. .........................................      4,365,625
                                                                   ------------
                                                                     15,153,250
                                                                   ------------
          Paper & Packaging - 1.3%
   65,000 Consolidated Papers, Inc..............................      1,852,500
                                                                   ------------
          Printing, Publishing, Broadcasting & Entertainment -
            1.5%
   50,000 * CBS Corp............................................      2,196,875
                                                                   ------------
          Real Estate - 5.3%
   40,000 Boston Properties, Inc. REIT+.........................      1,370,000
   70,000 Equity Office Properties Trust REIT...................      1,758,750
   31,000 Equity Residential Properties Trust REIT..............      1,280,687
   45,000 First Industrial Realty Trust, Inc. REIT..............      1,164,375
   55,000 Prentiss Properties Trust REIT........................      1,268,438
   25,000 Spieker Properties, Inc. REIT.........................        956,250
                                                                   ------------
                                                                      7,798,500
                                                                   ------------
          Retailing & Wholesale - 3.2%
   40,000 * Costco Companies, Inc...............................      2,990,000
   60,000 * Staples, Inc........................................      1,732,500
                                                                   ------------
                                                                      4,722,500
                                                                   ------------
          Transportation - 1.7%
   45,000 Union Pacific Corp....................................      2,444,063
                                                                   ------------
          Utilities - Electric - 7.5%
   42,000 Consolidated Edison, Inc. ............................      1,827,000
   50,000 DTE Energy Co. .......................................      1,956,250
   20,000 Duke Power Co. .......................................      1,058,750
   45,000 GPU, Inc. ............................................      1,726,875
   65,000 PacifiCorp ...........................................      1,186,250

                                   EVERGREEN
                               EQUITY INCOME FUND

                       Schedule of Investments (continued)
                                 July 31, 1999


  Shares                                                               Value
 COMMON STOCKS - continued
           Utilities - Electric - continued
    74,000 Southern Co. .........................................   $  1,956,375
    60,000 Teco Energy, Inc.+....................................      1,222,500
                                                                    ------------
                                                                      10,934,000
                                                                    ------------
           Utilities - Telephone - 8.5%
    34,000 Ameritech Corp. ......................................      2,490,500
    27,000 AT&T Corp. ...........................................      1,402,313
    55,000 Bell Atlantic Corp. ..................................      3,506,250
    25,000 GTE Corp. ............................................      1,842,187
    55,000 U.S. West, Inc. ......................................      3,152,187
                                                                    ------------
                                                                      12,393,437
                                                                    ------------
           Total Common Stocks
            (cost $109,905,894)..................................    137,565,658
                                                                    ------------
 CONVERTIBLE PREFERRED - 2.9%
           Consumer Products & Services - 1.1%
    30,000 Newell Financial Trust I
            5.25% 12/01/2027.....................................      1,556,250
                                                                    ------------
           Retailing & Wholesale - 1.8%
    50,000 Kmart Financing I
            7.75% 6/15/2016......................................      2,718,750
                                                                    ------------
           Total Convertible Preferred
            (cost $4,110,665)....................................      4,275,000
                                                                    ------------
 MONEY MARKET SHARES - 2.3%
 3,379,400 Navigator Prime Portfolio
            (Cost $3,379,400) (b)................................      3,379,400
                                                                    ------------

 Principal
   Amount                                                            Value
 SHORT-TERM INVESTMENTS - 2.1%
            Repurchase Agreement - 2.1%
 $3,013,000 Evergreen Joint Repurchase Agreement, Investment in
             a joint trading account, purchased 7/30/1999,
             5.07%, maturing 8/2/1999, maturity value
             $3,014,272 (cost $3,013,000) (a)..................   $  3,013,000
                                                                  ------------

     Total Investments -
      (cost $120,408,959)............................   101.6%  148,233,058
     Other Assets and
      Liabilities - net..............................    (1.6)   (2,369,028)
                                                        -----  ------------
     Net Assets......................................   100.0% $145,864,030
                                                        =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
(b) Represents investment in cash collateral received for securities on loan.
 *  Non-income producing security.
 +  All or a portion of this security is on loan (See Note 8).

Summary of Abbreviations:
REIT  Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - 98.0%
          Aerospace & Defense - 1.8%
  237,600 Boeing Co............................................   $   10,781,100
  780,000 Bombardier, Inc., Cl. B..............................       11,314,479
  156,240 United Technologies Corp.............................       10,419,255
                                                                  --------------
                                                                      32,514,834
                                                                  --------------
          Automotive Equipment & Manufacturing - 1.7%
   73,725 Autoliv, Inc.........................................        2,617,238
  101,000 Borg-Warner Automotive, Inc..........................        5,132,062
   98,000 Ford Motor Co........................................        4,765,250
  260,400 Meritor Automotive, Inc..............................        6,314,700
  280,000 * Strattec Security Corp.............................        9,975,000
   35,000 Toyota Motor Co......................................        2,450,000
                                                                  --------------
                                                                      31,254,250
                                                                  --------------
          Banks - 10.6%
   97,275 AmSouth Bancorp......................................        2,225,166
  135,800 Bank of New York Co., Inc............................        5,016,112
   80,284 Bank One Corp. ......................................        4,380,496
   53,125 BankAmerica Corp. ...................................        3,526,172
   63,000 BankBoston Corp. ....................................        2,957,062
   33,640 BB&T Corp............................................        1,185,810
  286,500 BSB Bancorp, Inc.....................................        7,789,219
   29,500 Carolina First Corp..................................          663,750
   16,300 Centura Banks, Inc...................................          911,781
   40,779 Charter One Financial, Inc...........................        1,055,157
   13,520 Commerce Bancorp, Inc................................          594,880
  111,200 Cullen/Frost Bankers, Inc............................        2,856,450
   63,224 First American Corp. ................................        2,655,408
  236,250 First Security Corp. ................................        5,980,078
  106,850 First Virginia Banks, Inc. ..........................        5,122,122
  274,428 Firstar Corp.........................................        7,152,280
   23,600 FirstMerit Corp......................................          647,525
  102,000 Fleet Financial Group, Inc. .........................        4,131,000
  306,000 Hibernia Corp. Cl. A.................................        4,360,500
  215,700 KeyCorp..............................................        6,794,550
   22,650 Keystone Financial, Inc..............................          661,097
  223,000 Marshall & Ilsley Corp. .............................       14,411,375
  670,300 Mellon Bank Corp.....................................       22,622,625
  747,100 Pacific Century Financial Corp.......................       14,755,225
  130,000 Peoples Heritage Financial
           Group, Inc. ........................................        2,348,125
   29,500 PNC Bank Corp........................................        1,559,813
  228,600 SouthTrust Corp. ....................................        8,401,050
   56,800 State Street Corp. ..................................        4,025,700
  113,475 Summit Bancorp.......................................        4,198,575
   51,920 Suntrust Banks, Inc..................................        3,348,840
  180,000 Susquehanna Bancshares, Inc. ........................        3,228,750
  228,300 US Bancorp, Inc......................................        7,105,837
  878,900 Webster Financial Corp. .............................       23,180,987
  218,200 Wells Fargo Co. .....................................        8,509,800
   62,000 Wilmington Trust Corp................................        3,379,000
                                                                  --------------
                                                                     191,742,317
                                                                  --------------

  Shares                                                              Value
 COMMON STOCKS - continued
          Building, Construction & Furnishings - 2.6%
  170,200 * Furniture Brands International, Inc................   $    4,595,400
   14,800 Hon Industries, Inc. ................................          344,100
  300,500 * Jacobs Engineering Group, Inc......................       10,329,687
  208,600 Lennar Corp..........................................        4,080,738
  226,000 * Lone Star Industries, Inc. ........................        8,658,625
   60,200 Southdown, Inc.......................................        3,551,800
  182,500 * Toll Brothers, Inc.................................        3,878,125
  343,200 * US Home Corp. .....................................       11,797,500
                                                                  --------------
                                                                      47,235,975
                                                                  --------------
          Business Equipment & Services - 5.8%
  478,400 ACNnielsen Corp......................................       13,843,700
  318,500 Air Express International Corp. .....................        8,519,875
  291,800 * Atlas Air, Inc.....................................        9,355,837
  476,900 Circle International Group, Inc. ....................       11,445,600
  133,000 * Computer Sciences Corp.............................        8,561,875
  700,000 * Convergys Corp.....................................       13,650,000
  133,000 Equifax, Inc.........................................        4,372,375
   33,436 First Data Corp......................................        1,657,172
  141,000 Petroleum Helicopters, Inc. .........................        1,938,750
  604,100 Pittston Brink's Group...............................       16,423,969
  311,600 Pittston Burlington Group............................        3,116,000
  405,800 * Policy Management Systems Corp.....................       12,478,350
                                                                  --------------
                                                                     105,363,503
                                                                  --------------
          Capital Goods - 0.2%
   48,400 Caterpillar, Inc.....................................        2,837,450
                                                                  --------------
          Chemical & Agricultural Products - 3.6%
  125,000 Air Products & Chemicals, Inc. ......................        4,179,688
   61,200 Albemarle Corp. .....................................        1,097,775
  190,900 Du Pont (E. I.) De Nemours & Co......................       13,756,731
  781,000 Engelhard Corp. .....................................       17,426,062
   95,000 Monsanto Co..........................................        3,716,875
  237,000 Pioneer Hi-Bred International, Inc. .................        9,213,375
   78,600 Praxair, Inc. .......................................        3,625,425
  296,800 Sigma-Aldrich Corp...................................        9,979,900
  138,000 Solutia, Inc. .......................................        2,949,750
                                                                  --------------
                                                                      65,945,581
                                                                  --------------
          Communication Systems & Services - 2.1%
  594,120 * American Tower Systems Corp........................       13,776,157
  194,500 * Cisco Systems, Inc.................................       12,083,313
  153,292 * MCI WorldCom, Inc. ................................       12,646,590
                                                                  --------------
                                                                      38,506,060
                                                                  --------------
          Consumer Products & Services - 6.5%
  157,400 Colgate-Palmolive Co.................................        7,771,625
  163,800 Gucci Group..........................................       12,008,588
   52,700 Harley-Davidson, Inc.................................        2,918,263
   42,000 Harman International Industries, Inc.................        1,848,000
  635,000 Hasbro, Inc..........................................       16,510,000

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - continued
          Consumer Products & Services - continued
  172,000 Lancaster Colony Corp................................   $    5,729,750
  446,400 Mattel, Inc..........................................       10,490,400
  291,400 Premark International, Inc. .........................       11,036,775
  502,800 Service Corp. International..........................        7,981,950
  303,800 Sony Corp. ADR.......................................       38,031,962
   93,500 * Tommy Hilfiger Corp. ..............................        3,453,656
                                                                  --------------
                                                                     117,780,969
                                                                  --------------
          Diversified Companies - 1.3%
   79,600 Allied Signal, Inc...................................        5,149,125
  265,000 ITT Industries, Inc..................................        9,904,375
   96,400 Minnesota Mining & Manufacturing Co..................        8,477,175
                                                                  --------------
                                                                      23,530,675
                                                                  --------------
          Electrical Equipment & Services - 3.0%
  112,100 Applied Power, Inc. Cl. A............................        3,194,850
  200,200 Baldor Electric Co. .................................        3,641,137
   88,900 Belden, Inc..........................................        2,211,388
  215,400 Emerson Electric Co..................................       12,856,687
  131,000 General Electric Co..................................       14,279,000
  199,000 Motorola, Inc. ......................................       18,158,750
   18,648 Zilog, Inc...........................................            9,324
                                                                  --------------
                                                                      54,351,136
                                                                  --------------
          Electronic Equipment & Services - 2.6%
   54,800 * Dupont Photomasks, Inc.............................        2,623,550
  119,000 International Business Machines Corp.................       14,956,812
   32,700 * Jabil Circuit, Inc.................................        1,375,444
  146,200 * KLA-Tencor Corp....................................        9,905,050
  216,400 * Microsoft Corp.....................................       18,569,825
                                                                  --------------
                                                                      47,430,681
                                                                  --------------
          Finance & Insurance - 7.2%
   62,000 AFLAC, Inc...........................................        2,875,250
  268,125 Citigroup, Inc.......................................       11,948,320
  276,000 Edwards (A.G.), Inc..................................        7,624,500
  295,000 Federal Home Loan Mortgage Corp......................       16,925,625
  310,000 Federal National Mortgage Assoc. ....................       21,390,000
   42,750 First American Financial Corp........................          710,719
  387,840 Frontier Insurance Group, Inc........................        5,696,400
  181,500 Hartford Financial Services Group, Inc...............        9,801,000
  173,432 Legg Mason, Inc......................................        6,070,120
  170,500 Lehman Brothers Holdings, Inc. ......................        9,164,375
  105,400 MBIA, Inc............................................        6,034,150
   20,000 Merrill Lynch & Co., Inc.............................        1,361,250
   63,200 MGIC Investment Corp.................................        3,116,550
  178,900 Price (T.) Rowe & Associates, Inc. ..................        6,261,500
   85,000 Progressive Corp. Ohio...............................       10,858,750
   27,450 Reinsurance Group Of America.........................          964,181
  196,400 UnumProvident Corp. .................................       10,163,700
                                                                  --------------
                                                                     130,966,390
                                                                  --------------

  Shares                                                              Value
 COMMON STOCKS - continued
          Food & Beverage Products - 0.7%
   90,000 Bestfoods...........................................   $     4,387,500
  254,200 Darden Restaurants, Inc. ...........................         5,544,738
   90,000 Sara Lee Corp. .....................................         1,980,000
                                                                 ---------------
                                                                      11,912,238
                                                                 ---------------
          Forest Products - 0.1%
  103,000 Deltic Timber Corp..................................         2,510,625
                                                                 ---------------
          Healthcare Products & Services - 8.7%
  235,000 Abbott Laboratories.................................        10,090,312
  491,100 * Acuson Corp.......................................         8,563,556
   28,000 * Alza Corp.........................................         1,361,500
  203,100 American Home Products Corp.........................        10,358,100
   55,900 Beckman Coulter, Inc................................         2,686,694
   78,500 Celera Genomics Group...............................         2,080,250
   34,600 Dendrite International, Inc.........................         1,314,800
   50,000 * Dura Pharmaceuticals, Inc.........................           521,875
  192,300 * Elan Corp Plc, ADR................................         5,588,719
  162,800 * First Health Group Corp...........................         3,866,500
  401,625 * Health Management Associates, Inc. Cl. A .........         3,313,406
  232,500 * HEALTHSOUTH Corp. ................................         2,848,125
   51,100 Johnson & Johnson...................................         4,707,588
   63,000 Lilly (Eli) & Co....................................         4,134,375
  334,400 * Lincare Holdings, Inc. ...........................        10,032,000
  330,000 McKesson HBOC, Inc. ................................        10,250,625
  241,700 PE Corp-PE Biosystems Group.........................        13,550,306
  258,600 Pfizer, Inc. .......................................         8,776,238
   55,000 * Quorum Health Group, Inc. ........................           553,438
  362,000 Schering-Plough Corp................................        17,738,000
  269,500 Shared Medical System Corp..........................        16,136,312
  256,000 * Sybron International Corp. .......................         7,632,000
  162,000 Warner-Lambert Co. .................................        10,692,000
                                                                 ---------------
                                                                     156,796,719
                                                                 ---------------
          Industrial Specialty Products & Services - 4.5%
  392,300 AptarGroup, Inc.....................................        11,352,181
  260,000 Bemis Co., Inc......................................         9,620,000
   61,800 Danaher Corp........................................         3,526,463
  316,600 Donaldson, Inc......................................         7,855,637
  227,200 Dover Corp..........................................         8,974,400
  138,000 Honeywell, Inc......................................        16,534,125
   71,800 Illinois Tool Works, Inc............................         5,335,638
  178,300 JLG Industries, Inc. ...............................         3,554,856
   53,500 Parker Hannifin Corp................................         2,524,531
    8,600 Teleflex, Inc. .....................................           433,225
  592,800 * Unova, Inc........................................         7,669,350
   75,000 Vulcan Materials Co.................................         3,300,000
                                                                 ---------------
                                                                      80,680,406
                                                                 ---------------
          Information Services & Technology - 3.5%
  183,800 * Adaptec, Inc......................................         7,145,225
   72,000 * Applied Materials, Inc............................         5,179,500

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - continued
          Information Services &
           Technology - continued
  232,200 Computer Associates International, Inc. .............   $   10,652,175
  433,000 * Compuware Corp. ...................................       12,015,750
   54,000 Hewlett-Packard Co. .................................        5,653,125
  252,000 Intel Corp. .........................................       17,388,000
  304,500 * Network Associates, Inc. ..........................        5,328,750
                                                                  --------------
                                                                      63,362,525
                                                                  --------------
          Leisure & Tourism - 1.2%
  113,800 Carnival, Corp., Cl. A...............................        5,284,588
  536,400 Gaylord Entertainment Co.............................       16,427,250
                                                                  --------------
                                                                      21,711,838
                                                                  --------------
          Manufacturing - Distributing - 0.1%
  103,800 Hussmann International, Inc..........................        1,764,600
                                                                  --------------
          Oil/Energy - 4.0%
  131,400 Atlantic Richfield Co................................       11,834,212
  287,000 Berry Petroleum Co. Cl. A............................        4,071,813
   16,800 BP Amoco Plc.........................................        1,946,700
   87,500 Chevron Corp.........................................        7,984,375
  159,000 * Houston Exploration Co.............................        3,189,938
  232,955 Kerr-McGee Corp. ....................................       11,997,182
  175,500 Murphy Oil Corp. ....................................        8,687,250
   88,000 Phillips Petroleum Co................................        4,515,500
   20,000 Shell Transport & Trading Plc, ADR...................          966,250
  531,400 Southwestern Energy Co...............................        4,417,263
  141,800 Texaco, Inc..........................................        8,835,912
  127,000 Tosco Corp...........................................        3,349,625
                                                                  --------------
                                                                      71,796,020
                                                                  --------------
          Oil Field Services - 0.6%
  103,400 * Atwood Oceanics, Inc. .............................        3,095,538
   72,740 Halliburton Co. .....................................        3,355,132
   60,714 Schlumberger Ltd.....................................        3,676,992
                                                                  --------------
                                                                      10,127,662
                                                                  --------------
          Paper & Packaging - 0.5%
   84,500 Kimberly-Clark Corp. ................................        5,154,500
   67,340 * Sealed Air Corp....................................        4,326,595
                                                                  --------------
                                                                       9,481,095
                                                                  --------------
          Printing, Publishing, Broadcasting &
           Entertainment - 9.1%
   84,000 AMFM, Inc............................................        4,410,000
  392,049 * Clear Channel Communications,Inc...................       27,271,909
   99,610 Comcast Corp., Cl. A.................................        3,834,985
  340,300 Disney (Walt) Co.....................................        9,400,788
  256,700 * Emmis Broadcasting Corp. Cl. A.....................       13,444,662
  458,600 * Fox Entertainment Group, Inc. .....................       11,407,675
   45,000 Knight-Ridder, Inc. .................................        2,413,125
   87,500 McGraw-Hill Companies, Inc. .........................        4,451,563
  634,600 New York Times Co. Cl. A.............................       24,947,712
   43,000 Scripps (E.W.) Co. Cl. A.............................        2,236,000
  391,000 TCA Cable TV, Inc....................................       22,922,375
  439,900 Time Warner, Inc.....................................       31,672,800

  Shares                                                              Value
 COMMON STOCKS - continued
          Printing, Publishing, Broadcasting &
           Entertainment - continued
    4,000 Washington Post Co. Cl. B...........................   $     2,260,000
   95,000 * Young Broadcasting, Inc. Cl. A....................         5,035,000
                                                                 ---------------
                                                                     165,708,594
                                                                 ---------------
          Real Estate - 1.7%
  175,000 Brandywine Realty Trust REIT........................         3,281,250
   16,500 CBL & Associates Properties, Inc. REIT..............           414,563
  372,314 Duke Weeks Reality Corp.............................         8,144,369
   54,100 Entertainment Properties Trust REIT.................           933,225
  158,000 Kilroy Realty Corp. REIT............................         3,555,000
   64,000 Kimco Realty Corp. REIT.............................         2,400,000
   85,000 Liberty Property Trust REIT.........................         2,008,125
  194,700 Mack-Cali Realty Corp. REIT.........................         5,451,600
   70,900 Meditrust Co. REIT..................................           771,037
   74,700 Post Property, Inc. REIT............................         2,988,000
    5,000 Spieker Properties, Inc. REIT.......................           191,250
  107,700 Sunstone Hotel Investors, Inc. REIT.................           982,762
                                                                 ---------------
                                                                      31,121,181
                                                                 ---------------
          Retailing & Wholesale - 1.6%
  184,000 * Autozone, Inc.....................................         4,542,500
   37,700 Home Depot, Inc.....................................         2,405,731
  232,300 Lowe's Companies, Inc...............................        12,253,825
   32,100 Rite Aid Corp.......................................           680,119
  405,785 * Saks, Inc.........................................         9,333,055
   10,000 Wal-Mart Stores, Inc. ..............................           422,500
                                                                 ---------------
                                                                      29,637,730
                                                                 ---------------
          Telecommunication Services &
           Equipment - 2.4%
  225,000 Centurytel, Inc.....................................         9,618,750
  130,000 * MediaOne Group, Inc...............................         9,408,750
   57,000 * Qwest Communications International, Inc. .........         1,681,500
   73,000 * Univision Communications, Inc. Cl. A..............         5,055,250
   80,000 Vodafone AirTouch Plc, ADR..........................        16,840,000
                                                                 ---------------
                                                                      42,604,250
                                                                 ---------------
          Thrift Institutions - 0.0%
   27,900 St. Paul Bancorp, Inc. .............................           676,575
                                                                 ---------------
          Transportation - 4.5%
  533,000 Burlington Northern Santa Fe Corp...................        17,056,000
   20,000 Comair Holdings, Inc. ..............................           488,750
  545,200 Kansas City Southern Industries, Inc................        30,122,300
  341,625 Southwest Airlines Co...............................         6,320,062
   77,000 * UAL Corp. ........................................         4,884,688
  399,200 Union Pacific Corp..................................        21,681,550
                                                                 ---------------
                                                                      80,553,350
                                                                 ---------------
          Utilities - Electric - 1.9%
   64,000 Commonwealth Energy System..........................         2,792,000
  281,800 Energy East Corp. ..................................         7,168,287
  620,300 * Niagara Mohawk Holdings, Inc......................         9,769,725
  400,000 TNP Enterprises, Inc. ..............................        15,275,000
                                                                 ---------------
                                                                      35,005,012
                                                                 ---------------

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - continued
          Utilities - Gas - 1.7%
  218,800 Keyspan Corp.........................................   $    6,071,700
  164,700 Northwest Natural Gas Co.............................        4,343,963
  280,900 Piedmont Natural Gas Co., Inc........................        9,568,156
  249,200 Williams Companies, Inc..............................       10,481,975
                                                                  --------------
                                                                      30,465,794
                                                                  --------------
          Utilities - Telephone - 2.2%
  372,700 AT&T Corp. ..........................................       19,357,106
  143,000 Cincinnati Bell, Inc.................................        3,038,750
  175,000 GTE Corp. ...........................................       12,895,313
   20,000 * Nextel Communications, Inc. Cl. A..................        1,071,250
   62,500 U.S. West, Inc.......................................        3,582,031
                                                                  --------------
                                                                      39,944,450
                                                                  --------------
          Total Common Stocks
           (cost $1,282,486,646)...............................    1,775,320,485
                                                                  --------------
 PREFERRED STOCKS - 0.0%
          Healthcare Products & Services - 0.0%
  130,000 * Fresenius National Med Care, Inc. Ser. D...........            1,690
                                                                  --------------
          Total Preferred Stocks
           (cost $22,740)......................................            1,690
                                                                  --------------
 CONVERTIBLE PREFERRED - 0.4%
          Aerospace & Defense - 0.1%
   50,000 Loral Space & Communications
           6.00%, 11/01/2006...................................        2,600,000
                                                                  --------------
          Paper & Packaging - 0.3%
   78,375 * Sealed Air Corp.
           $2.00, 04/01/2018, Ser. A...........................        4,820,062
                                                                  --------------
          Total Convertible Preferred
           (cost $4,817,590)...................................        7,420,062
                                                                  --------------

  Principal
   Amount                                                            Value
 CONVERTIBLE DEBENTURES - 0.2%
             Healthcare Products & Services - 0.1%
 $ 2,000,000 Carematrix
              6.25%, 8/15/2004................................   $    1,337,500
                                                                 --------------
             Information Services &
              Technology - 0.1%
   7,000,000 Networks Associates Inc.
              6.69%, 2/13/2018................................        2,257,500
                                                                 --------------
             Total Convertible Debentures
              (cost $3,888,078)...............................        3,595,000
                                                                 --------------
 SHORT-TERM INVESTMENTS - 1.1%
             Repurchase Agreement - 1.1%
  20,515,000 State Street Bank & Trust Co., purchased
              7/30/1999, 5.00%, maturing 8/2/1999, maturity
              value $20,523,548
              (cost $20,515,000) (a)..........................       20,515,000
                                                                 --------------

              Total Investments -
               (cost $1,311,730,054)..  99.7%  1,806,852,237
              Other Assets and
               Liabilities - net......   0.3       5,368,227
                                       -----  --------------
              Net Assets.............. 100.0% $1,812,220,464
                                       =====  ==============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at Ju-ly 31, 1999.
*  Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT  Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                            Schedule of Investments
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - 65.7%
             Automotive Equipment & Manufacturing - 2.7%
      29,000 Arvin Industries, Inc. ...........................   $    1,083,875
      24,940 Daimler Chrysler AG...............................        1,801,915
     555,900 Dana Corp. .......................................       23,208,825
      19,300 Goodyear Tire & Rubber Co. .......................        1,020,487
     170,100 Simpson Industries, Inc. .........................        2,041,200
                                                                  --------------
                                                                      29,156,302
                                                                  --------------
             Banks - 12.8%
     119,000 Amcore Financial, Inc. ...........................        2,737,000
      17,662 AmSouth Bancorp...................................          404,018
      50,000 Associated Banc Corp. ............................        1,990,625
      40,000 BancorpSouth, Inc. ...............................          660,000
     300,300 Bancwest Corp. ...................................       12,518,756
      40,000 Bank of New York Co., Inc. .......................        1,477,500
      60,873 BB&T Corp. .......................................        2,145,773
     217,500 ++ CB Bancshares, Inc. ...........................        7,000,781
      79,800 CCB Financial Corp. ..............................        4,079,775
      86,500 Comerica, Inc. ...................................        4,800,750
      93,000 Commerce Bancshares, Inc. ........................        3,754,875
      77,606 F&M National Corp. ...............................        2,454,290
     108,100 First American Corp. .............................        4,540,200
     125,000 First Charter Corp. ..............................        2,843,750
      47,761 First State Bancorp...............................        1,098,503
       8,000 First Union Corp.**...............................          368,000
      20,750 First Virginia Banks, Inc. .......................          994,703
     173,000 Hibernia Corp. Cl. A..............................        2,465,250
      33,000 Huntington Bancshares, Inc. ......................          994,125
     340,353 Interchange Financial Services Corp...............        6,551,795
     200,000 KeyCorp...........................................        6,300,000
      84,000 Keystone Financial, Inc. .........................        2,451,750
      13,271 M&T Bank Corp. ...................................        7,159,705
     258,946 Mercantile Bancorp, Inc. .........................       14,112,557
   1,500,000 National Australia Bank Ltd. .....................       22,908,012
     121,168 Pacific Century Financial Corp. ..................        2,393,068
      10,430 Peoples Heritage Financial
              Group, Inc. .....................................          188,392
      16,000 Premier National Bancorp, Inc. ...................          304,000
     201,230 Republic Security Financial Corp. ................        1,949,416
      76,754 Second Bancorp, Inc. .............................        2,014,793
      10,000 Summit Bancorp....................................          370,000
      10,000 Suntrust Banks, Inc. .............................          645,000
     115,375 Susquehanna Bancshares, Inc. .....................        2,069,539
     150,000 U.S. Bancorp......................................        4,668,750
     321,960 USBANCORP, Inc. ..................................        5,030,625
                                                                  --------------
                                                                     136,446,076
                                                                  --------------
             Building, Construction & Furnishings - 0.2%
      10,000 Armstrong World Industries, Inc. .................          550,000
      17,530 Southdown, Inc. ..................................        1,034,270
                                                                  --------------
                                                                       1,584,270
                                                                  --------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Business Equipment & Services - 0.3%
      25,000 Dun & Bradstreet Corp. ...........................   $      793,750
     257,800 Esselte AB........................................        2,276,498
                                                                  --------------
                                                                       3,070,248
                                                                  --------------
             Capital Goods - 2.2%
   1,539,900 New Holland NV....................................       23,098,500
                                                                  --------------
             Chemical & Agricultural Products - 0.7%
     100,000 Du Pont (E. I.) De Nemours & Co. .................        7,206,250
                                                                  --------------
             Consumer Products & Services - 2.2%
      48,300 CPI Corp. ........................................        1,627,106
     280,000 Industrie Natuzzi SpA ADR.........................        5,075,000
     100,000 Lancaster Colony Corp. ...........................        3,331,250
      80,000 Mattel, Inc. .....................................        1,880,000
     174,415 Newell Rubbermaid, Inc. ..........................        7,543,449
      60,000 Service Corp. International.......................          952,500
     115,000 Tupperware Corp. .................................        2,716,875
                                                                  --------------
                                                                      23,126,180
                                                                  --------------
             Diversified Companies - 0.3%
     113,400 Tomkins Plc, ADR..................................        2,048,288
      10,000 Tyco International Ltd. ..........................          976,875
                                                                  --------------
                                                                       3,025,163
                                                                  --------------
             Electrical Equipment & Services - 4.1%
     100,000 Emerson Electric Co. .............................        5,968,750
       5,000 Hubbell, Inc. Cl. A...............................          196,875
     286,656 Hubbell, Inc. Cl. B...............................       11,824,560
      16,000 Motorola, Inc. ...................................        1,460,000
     550,100 Thomas & Betts Corp. .............................       24,892,025
                                                                  --------------
                                                                      44,342,210
                                                                  --------------
             Electronic Equipment & Services - 0.3%
     150,000 Boston Acoustics, Inc. ...........................        2,775,000
                                                                  --------------
             Finance & Insurance - 2.2%
      11,000 Dain Rauscher Corp. ..............................          585,063
      31,900 Edwards (A.G.), Inc. .............................          881,237
      20,000 Hartford Financial Services
              Group, Inc. .....................................        1,080,000
      49,000 LaSalle Re Holdings Ltd. .........................          799,312
      30,000 Lincoln National Corp. ...........................        1,500,000
     135,100 Paine Webber Group, Inc. .........................        5,404,000
     104,500 Partnerre Ltd. ...................................        3,971,000
     104,536 UnumProvident Corp. ..............................        5,409,738
      79,000 XL Capital Ltd. ..................................        4,147,500
                                                                  --------------
                                                                      23,777,850
                                                                  --------------
             Food & Beverage Products - 0.1%
      30,000 Conagra, Inc......................................          766,875
                                                                  --------------

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products & Services - 6.0%
     190,000 American Home Products Corp. .....................   $    9,690,000
     210,000 Baxter International, Inc.........................       14,424,375
     200,200 Beckman Coulter, Inc..............................        9,622,112
     146,800 Bristol-Myers Squibb Co...........................        9,762,200
      40,000 * Elan Corp Plc, ADR..............................        1,162,500
     100,000 McKesson HBOC, Inc................................        3,106,250
     232,600 Shared Medical System Corp........................       13,926,925
      40,000 Warner-Lambert Co.................................        2,640,000
                                                                  --------------
                                                                      64,334,362
                                                                  --------------
             Industrial Specialty Products & Services - 0.3%
      80,000 Federal Signal Corp...............................        1,715,000
      10,000 Honeywell, Inc....................................        1,198,125
                                                                  --------------
                                                                       2,913,125
                                                                  --------------
             Information Services & Technology - 0.3%
     193,500 * Network Associates, Inc. .......................        3,386,250
                                                                  --------------
             Leisure & Tourism - 0.0%
      14,000 Gaylord Entertainment Co..........................          428,750
                                                                  --------------
             Machinery - Diversified - 0.1%
      82,650 Hardinge, Inc.....................................        1,363,725
                                                                  --------------
             Oil/Energy - 5.6%
      23,000 Atlantic Richfield Co. ...........................        2,071,437
      10,586 BP Amoco Plc......................................        1,226,653
     151,900 Equitable Resources, Inc..........................        5,629,794
      15,400 Exxon Corp........................................        1,222,375
      10,000 Mobil Corp. ......................................        1,022,500
     373,400 Murphy Oil Corp...................................       18,483,300
      72,000 Texaco, Inc.......................................        4,486,500
     608,200 Williams Companies, Inc. .........................       25,582,412
                                                                  --------------
                                                                      59,724,971
                                                                  --------------
             Oil Field Services - 0.2%
     110,344 * Nabors Industries Inc. .........................        2,572,395
                                                                  --------------
             Printing, Publishing, Broadcasting & Entertainment - 0.3%
      51,900 Bowne & Co., Inc..................................          687,675
      50,000 New York Times Co. Cl. A..........................        1,965,625
                                                                  --------------
                                                                       2,653,300
                                                                  --------------
             Real Estate - 3.3%
      10,000 Brandywine Realty Trust REIT......................          187,500
      23,800 Burnham Pacific Properties, Inc. REIT.............          300,475
     124,900 Equity Residential Properties Trust REIT..........        5,159,931
     495,900 Gables Residential Trust REIT.....................       12,025,575
     462,000 Kranzco Realty Trust REIT.........................        6,006,000
     243,200 Meditrust Co. REIT................................        2,644,800
     235,700 Post Property, Inc. REIT..........................        9,428,000
                                                                  --------------
                                                                      35,752,281
                                                                  --------------

   Shares                                                            Value

 COMMON STOCKS - continued
             Retailing & Wholesale - 0.7%
      30,000 Longs Drug Stores Corp. .........................   $    1,033,125
      40,000 Lowe's Companies, Inc. ..........................        2,110,000
      70,260 * Saks, Inc. ....................................        1,615,980
      80,600 Talbots Inc. ....................................        2,836,113
                                                                 --------------
                                                                      7,595,218
                                                                 --------------
             Telecommunication Services & Equipment - 1.7%
      86,645 Vodafone Airtouch Public Ltd., ADR...............       18,238,773
                                                                 --------------
             Textile & Apparel - 0.0%
      10,000 V. F. Corp. .....................................          395,000
                                                                 --------------
             Thrift Institutions - 0.3%
      62,000 First Essex Bancorp, Inc. .......................        1,023,000
     122,000 ++ Jacksonville Bancorp, Inc. ...................        1,967,250
                                                                 --------------
                                                                      2,990,250
                                                                 --------------
             Transportation - 1.2%
     237,000 Union Pacific Corp. .............................       12,872,063
                                                                 --------------
             Utilities - Electric - 10.5%
     300,000 Companhia Paranaense de Energia-Copel, Plc, ADR..        2,043,750
     410,200 Dominion Resources, Inc. ........................       18,074,437
      83,000 DTE Energy Co. ..................................        3,247,375
     239,000 FPL Group, Inc. .................................       12,891,062
     215,524 LG&E Energy Corp. ...............................        4,660,707
     230,000 MDU Resources Group, Inc. .......................        5,606,250
     300,000 * Niagara Mohawk Holdings, Inc. .................        4,725,000
     181,700 PP&L Resources, Inc. ............................        5,257,944
      40,000 Public Service Co. of New Mexico.................          797,500
     620,000 Scana Corp. .....................................       15,151,250
      93,000 Sempra Energy....................................        2,063,438
     800,000 Southern Co. ....................................       21,150,000
     150,200 TNP Enterprises, Inc. ...........................        5,735,762
     448,400 Wisconsin Energy Corp. ..........................       11,238,025
                                                                 --------------
                                                                    112,642,500
                                                                 --------------
             Utilities - Gas - 3.4%
      71,500 Chesapeake Utilities Corp. ......................        1,313,812
      21,800 NICOR, Inc. .....................................          842,025
     391,300 Peoples Energy Corp. ............................       14,404,731
     163,100 Piedmont Natural Gas Co., Inc. ..................        5,555,594
       5,000 Semco Energy, Inc. ..............................           79,375
     617,281 UGI Corp. .......................................       14,660,424
                                                                 --------------
                                                                     36,855,961
                                                                 --------------
             Utilities - Telephone - 3.7%
      29,655 AT&T Corp. ......................................        1,540,206
      50,000 Cincinnati Bell, Inc. ...........................        1,062,500
     340,100 Frontier Corp. ..................................       18,854,294
     250,000 GTE Corp. .......................................       18,421,875
                                                                 --------------
                                                                     39,878,875
                                                                 --------------
             Total Common Stocks (cost $620,748,509)..........      702,972,723
                                                                 --------------

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                            Value

 CONVERTIBLE PREFERRED - 17.9%
             Advertising & Related Services - 0.5%
     295,000 Snyder Strypes Trust.............................   $    5,605,000
                                                                 --------------
             Aerospace & Defense - 0.9%
     186,000 Loral Space & Communications 6.00%, 11/01/2006...        9,672,000
                                                                 --------------
             Banks - 0.9%
     210,000 National Australia Bank, Ltd. 7.875%, Series
              UNIT............................................        5,932,500
     116,200 WBK Trust 10.00%, STRYPES (exchangeable for
              Westpac Banking Corp. Common Stock).............        3,594,938
                                                                 --------------
                                                                      9,527,438
                                                                 --------------
             Chemical & Agricultural Products - 1.6%
      15,000 Hercules Trust II 6.50%, 6/30/2029...............       14,887,500
      80,200 Merrill Lynch & Co., Inc. 6.25%, Series IGL,
              STRYPES (exchangeable for IMC Global, Inc.
              common stock)...................................        1,684,200
                                                                 --------------
                                                                     16,571,700
                                                                 --------------
             Communication Systems & Services - 1.8%
     380,000 Qwest Trends Trust 5.75%, 144A...................       19,239,400
                                                                 --------------
             Consumer Products & Services - 0.5%
     100,000 Newell Financial Trust I
              5.25% 12/01/2027 ...............................        5,325,000
                                                                 --------------
             Electrical Equipment & Services - 1.0%
     205,000 Pioneer Standard Electronics, Inc. 6.75%,
              3/31/2028 ......................................       10,391,450
                                                                 --------------
             Finance & Insurance - 1.9%
      20,000 American General Corp. $3.00, Series A, MIPS ....        1,950,000
      13,000 American Heritage Life Investment Corp.
              8.50%, PRIDES ..................................        1,081,437
     270,000 Frontier Financing Trust 6.25%, TOPRS ...........       11,880,000
     100,000 St. Paul Capital
              6.00%, MIPS ....................................        5,887,500
                                                                 --------------
                                                                     20,798,937
                                                                 --------------
             Food & Beverage Products - 1.1%
     200,000 Wendys Financing I 5.00%, Series A, TECONS.......       12,050,000
                                                                 --------------
             Healthcare Products & Services - 0.1%
      30,000 McKesson Financing Trust 5.00%, 6/01/2027........        1,507,500
                                                                 --------------

   Shares                                                            Value

 CONVERTIBLE PREFERRED - continued
             Metal Products & Services - 0.3%
     100,000 Timet Capital Trust I 6.63%, 11/01/2026..........   $    3,125,000
                                                                 --------------
             Oil/Energy - 0.4%
      95,000 Callon Petroleum Co. 8.50%, Series A.............        2,612,500
      48,000 Nuevo Energy Co. 5.75%, Series A, TECONS.........        1,488,000
                                                                 --------------
                                                                      4,100,500
                                                                 --------------
             Printing, Publishing, Broadcasting & Entertainment - 1.0%
      92,000 Houston Industries, Inc. 7.00%, ACES
              (exchangeable for Time Warner, Inc.
              common stock)...................................       11,137,750
                                                                 --------------
             Retailing & Wholesale - 0.3%
       7,500 CVS Automatic Common Exchange Security Trust,
              6.00%, 5/15/2001, TRACES........................          670,781
      65,000 Merrill Lynch & Co., Inc. (exchangeable for
              Dollar General Corp. common stock)
              8.50%, 5/15/2001................................        2,693,438
                                                                 --------------
                                                                      3,364,219
                                                                 --------------
             Telecommunication Services & Equipment - 2.8%
      20,000 Nextel STRYPES Trust,
              7.25%, 5/15/2000, Series NVTL...................          907,500
     100,000 Nortel Inversora SA MEDS.........................        4,900,000
     108,000 Qualcomm Financial Trust I 5.75%, 3/01/2012......       23,760,000
                                                                 --------------
                                                                     29,567,500
                                                                 --------------
             Transportation - 1.5%
      88,700 CNF Trust I 5.00%, Ser. A, TECONS (exchangeable
              for CNF Transportation, Inc. common stock)......        5,211,125
     216,800 Union Pacific Capital Trust 4/01/2028............       10,975,500
                                                                 --------------
                                                                     16,186,625
                                                                 --------------
             Utilities - Electric - 1.3%
      45,000 BNDES Participacoes SA 7.25%, 2/15/2001..........          765,000
     238,600 Texas Utilities Co. 9.25%, PRIDES................       12,899,312
                                                                 --------------
                                                                     13,664,312
                                                                 --------------
             Total Convertible Preferred (cost $179,488,343)..      191,834,331
                                                                 --------------

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                       Schedule of Investments(continued)
                                 July 31, 1999

  Principal
   Amount                                                            Value

 CONVERTIBLE DEBENTURES - 1.4%
             Consumer Products & Services - 0.2%
 $ 2,000,000 Action Performance Companies, Inc.
              4.75%, 4/1/2005, 144A...........................   $    1,882,600
                                                                 --------------
             Electrical Equipment & Services - 0.3%
   6,000,000 Solectron Corp. 4.00%, 1/27/2019, 144A...........        3,446,400
                                                                 --------------
             Healthcare Products & Services - 0.2%
   2,000,000 Carematrix
              6.25%, 8/15/2004................................        1,337,500
   2,000,000 Elan Finance Corp. Ltd. 3.25%, 12/14/2018........        1,057,500
                                                                 --------------
                                                                      2,395,000
                                                                 --------------
             Information Services & Technology - 0.5%
   5,000,000 Adaptec, Inc.
              4.75%, 2/1/2004.................................        4,893,750
                                                                 --------------
             Telecommunication Services &
              Equipment - 0.2%
   2,500,000 Orbital Sciences Corp. 5.00%, 10/1/2002..........        2,734,375
                                                                 --------------
             Total Convertible Debentures (cost $15,426,436)..       15,352,125
                                                                 --------------
 CORPORATE BONDS - 0.3%
             Banks - 0.1%
   1,000,000 NationsBank Corp. 6.50%, 8/15/2003...............          997,024
                                                                 --------------
             Finance & Insurance - 0.1%
   1,000,000 American General Finance Corp. 7.13%, 12/1/1999..        1,005,067
                                                                 --------------
             Telecommunication Services & Equipment - 0.1%
   1,000,000 GTE Southwest, Inc. 5.82%, 12/1/1999, Ser. A.....          999,701
                                                                 --------------
             Total Corporate Bonds (cost $3,011,969)..........        3,001,792
                                                                 --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.8%
             Government Agency Notes & Bonds - 4.6%
   2,000,000 Federal Farm Credit Bank 5.75%, 12/7/2028........        1,709,172

  Principal
    Amount                                                           Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - continued
              Government Agency Notes &  Bonds - continued
              Federal Home Loan Bank
 $  2,000,000  5.375%, 10/6/2003..............................   $    1,917,512
    2,000,000  6.532%, 12/28/2007.............................        1,925,432
              Federal Home Loan Mortgage Corp.
    2,000,000  6.54%, 12/10/2007..............................        1,935,468
    2,000,000  6.54%, 3/19/2008...............................        1,924,854
    2,000,000  7.59%, 9/19/2006...............................        2,022,748
    2,000,000  7.87%, 8/8/2011................................        2,009,946
              Federal National Mortgage Association
    5,000,000  5.65%, 2/22/2028...............................        4,221,495
    1,850,000  6.00%, 1/14/2005...............................        1,785,035
    4,000,000  6.08%, 9/1/2028................................        3,587,048
    2,215,000  6.10%, 1/26/2005...............................        2,138,764
    3,000,000  6.16%, 1/23/2008...............................        2,835,831
    2,000,000  6.24%, 1/14/2008...............................        1,895,136
    3,000,000  6.32%, 3/3/2008................................        2,862,696
    1,000,000  6.41%, 3/8/2006................................          978,818
    5,000,000  6.42%, 2/12/2008...............................        4,765,225
    2,000,000  6.46%, 1/1/2008................................        1,915,828
    4,000,000  6.52%, 3/5/2008................................        3,820,776
    2,355,000  6.88%, 9/24/2012...............................        2,311,951
    3,000,000  7.28%, 5/23/2007...............................        2,965,647
                                                                 --------------
                                                                     49,529,382
                                                                 --------------
              Treasury Notes & Bonds - 0.2%
    1,500,000 U.S. Treasury Bonds 7.13%, 2/15/2023............        1,642,500
                                                                 --------------
              Total U.S. Government & Agency Obligations
               (cost $53,879,642).............................       51,171,882
                                                                 --------------
 SHORT-TERM INVESTMENTS - 9.5%
              Repurchase Agreement - 9.5%
  101,556,000 State Street Bank & Trust Co., purchased
               7/30/1999, 5.00%, maturing 8/2/1999, maturity
               value $101,598,315 (cost $101,556,000) (a) ....      101,556,000
                                                                 --------------

              Total Investments -
               (cost $974,110,899)..    99.6%  1,065,888,853
              Other Assets and
               Liabilities - net...      0.4       4,770,669
                                       -----  --------------
              Net Assets...........    100.0% $1,070,659,522
                                       =====  ==============

* Non-income producing security.
** At July 31, 1999 the Fund owned 8,000 shares of common stock of First Union
   Corp. at a cost of $106,108. During the year ended July 31, 1999 the Fund earned $14,240 in dividend income from this investment. These shares were acquired by the Fund through a merger with another investment company sub-advised by Lieber & Company. The previous holder acquired these shares prior to the acquisition of the advisor and Lieber & Company by First Union.
++ Investment in a non-controlled affiliate. The Fund owns over 5% of the out-
   standing voting shares of CB Bancshares, Inc. and Jacksonville Bancorp, Inc. The Fund has a cost basis of $6,707,438 and $1,320,000, respectively, in the issue at July 31, 1999. The Fund earned $51,375 and $61,000 of income, re-spectively, from this investment during the period ending July 31, 1999.
(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
144A Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been deter-mined to be liquid under guidelines established by the Board of Trustees.
Summary of Abbreviations:
ACES Automatically Convertible Equity Securities
                                       REIT Real Estate Investment Trust
ADR  American Depository Receipts      STRYPES Structured Yield Product Ex-
                                               changeable for Stock
MEDS Mandatorially Exchangeable Debt Securities
MIPS Monthly Income Preferred Shares   TECONS Term Convertible Shares
                                       TOPRS Trust Originated Preferred Secu-
                                             rities
PRIDES Preferred Redeemable Increased Dividend Equity Securities
                                       TRACES Trust Automatic Common Exchange
                                              Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                               Value

 COMMON STOCKS - 88.2%
           Aerospace & Defense - 3.1%
   211,800 Curtiss Wright Corp. .................................   $  7,849,837
                                                                    ------------
           Automotive Equipment & Manufacturing - 0.6%
     8,200 Arvin Industries, Inc. ...............................        306,475
   103,200 Simpson Industries, Inc. .............................      1,238,400
                                                                    ------------
                                                                       1,544,875
                                                                    ------------
           Banks - 10.6%
   121,250 ABC Bancorp...........................................      1,667,187
    20,000 Bank of Essex.........................................        320,000
    61,700 Britton & Koontz Capital Corp.........................      1,241,713
    28,800 BSB Bancorp, Inc. ....................................        783,000
     5,250 Carrollton Bancorp....................................         97,125
    31,280 Centura Banks, Inc. ..................................      1,749,725
    34,177 Commercial Bankshares, Inc............................        751,894
     8,200 Community Bancshares, Inc.............................        196,800
    60,000 Cowlitz Bancorp.......................................        375,000
   157,186 First Oak Brook Bancshares, Inc. Cl. A................      3,143,720
    95,552 First State Bancorp...................................      2,197,696
   221,900 Granite State Bankshares, Inc.........................      5,325,600
    32,000 Independent Bankshares, Inc...........................        394,000
    15,000 James River Bankshares, Inc. .........................        228,750
    65,500 Mid-State Bancshares..................................      2,366,187
    30,000 New England Community Bancorp, Inc. ..................        819,375
     4,000 Northern States Financial Corp........................         93,750
    40,000 Pacific Bank, N.A.....................................        800,000
     9,100 Premier National Bancorp, Inc. .......................        172,900
    90,000 Prosperity Bancshares, Inc. ..........................      1,485,000
    15,400 * Republic Bancshares, Inc. ..........................        246,400
    24,000 South Alabama Bancorp, Inc............................        336,000
    60,000 Southside Bancshares Corp. ...........................        660,000
    11,250 Susquehanna Bancshares, Inc. .........................        201,797
    23,200 Union Bankshares Corp.................................        394,400
    30,000 West Coast Bancorp, Inc. .............................        502,500
                                                                    ------------
                                                                      26,550,519
                                                                    ------------
           Building, Construction & Furnishings - 5.7%
    57,400 American Woodmark Corp. ..............................      1,887,025
    97,500 Apogee Enterprises, Inc...............................        962,813
    99,500 Craftmade International, Inc. ........................      1,243,750
   150,000 D.R. Horton, Inc. ....................................      2,437,500
   119,100 Industrie Natuzzi SpA ADR.............................      2,158,687
   210,500 Standard Pacific Corp.................................      2,723,344
    65,100 TJ International, Inc. ...............................      2,018,100
    42,413 * Toll Brothers, Inc..................................        901,276
                                                                    ------------
                                                                      14,332,495
                                                                    ------------
           Business Equipment & Services - 1.1%
    60,000 * Zebra Technologies Corp. Cl. A......................      2,816,250
                                                                    ------------

  Shares                                                               Value

 COMMON STOCKS - continued
           Communication Systems & Services - 0.9%
    90,000 * Orbital Sciences Corp. .............................   $  2,306,250
                                                                    ------------
           Consumer Products & Services - 9.1%
   310,600 CPI Corp. ............................................     10,463,337
    93,500 General Housewares Corp. .............................      1,916,750
   110,000 Lancaster Colony Corp.................................      3,664,375
    80,500 Polaris Industries, Inc...............................      3,169,688
    78,000 Stewart Enterprises, Inc. Cl. A.......................        970,125
   328,600 York Group, Inc. .....................................      2,423,425
                                                                    ------------
                                                                      22,607,700
                                                                    ------------
           Electrical Equipment & Services - 5.4%
   100,000 Applied Power, Inc. Cl. A.............................      2,850,000
   292,800 Helix Technology Corp.................................      7,832,400
   154,500 * Kent Electronics Corp...............................      2,684,437
                                                                    ------------
                                                                      13,366,837
                                                                    ------------
           Electronic Equipment & Services - 1.7%
    84,700 Boston Acoustics, Inc. ...............................      1,566,950
    67,100 * Hadco Corp. ........................................      2,679,806
                                                                    ------------
                                                                       4,246,756
                                                                    ------------
           Finance & Insurance - 1.5%
    45,000 Enhance Financial Services Group, Inc. ...............        933,750
   164,900 Morgan Keegan, Inc. ..................................      2,865,138
                                                                    ------------
                                                                       3,798,888
                                                                    ------------
           Food & Beverage Products - 5.2%
   117,920 Bridgford Foods Corp. ................................      1,267,640
   310,400 International Multifoods Corp. .......................      7,255,600
   142,000 Michael Foods, Inc. ..................................      3,292,625
    15,000 Smucker (J. M.) Co. ..................................        315,938
    35,000 Smucker (J. M.) Co. Cl. A.............................        846,562
                                                                    ------------
                                                                      12,978,365
                                                                    ------------
           Healthcare Products & Services - 5.8%
    60,000 Alpharma, Inc. .......................................      2,227,500
   122,300 AmeriSource Health Corp. .............................      3,424,400
   103,600 * ArthroCare Corp. ...................................      2,952,600
   143,400 * Carematrix Corp. ...................................      1,559,475
    95,000 Jones Pharma, Inc. ...................................      4,123,594
    18,700 Kewaunee Scientific Corp. ............................        195,181
                                                                    ------------
                                                                      14,482,750
                                                                    ------------
           Industrial Specialty Products & Services - 2.5%
    50,000 Badger Meter, Inc. ...................................      1,900,000
    55,771 Danaher Corp. ........................................      3,182,433
    43,100 Instron Corp. ........................................        915,875
    18,700 Met-Pro Corp. ........................................        234,919
     2,750 Superior Telecom, Inc. ...............................         77,515
                                                                    ------------
                                                                       6,310,742
                                                                    ------------

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value

 COMMON STOCKS - continued
           Information Services & Technology - 1.0%
    60,000 * Axent Technologies, Inc. ..........................   $    840,000
    91,400 Timberline Software Corp. ...........................      1,548,088
                                                                   ------------
                                                                      2,388,088
                                                                   ------------
           Machinery - Diversified - 1.1%
   171,550 Hardinge, Inc. ......................................      2,830,575
                                                                   ------------
           Metal Products & Services - 0.6%
   109,400 Titanium Metals Corp. ...............................      1,429,038
                                                                   ------------
           Oil/Energy - 6.0%
   201,900 Berry Petroleum Co. Cl. A ...........................      2,864,456
   235,500 Cabot Oil & Gas Corp. Cl. A..........................      4,253,719
   155,600 Penn Virginia Corp. .................................      3,267,600
   100,909 Pennzoil-Quaker State Co. ...........................      1,494,715
   370,000 Southwestern Energy Co. .............................      3,075,625
                                                                   ------------
                                                                     14,956,115
                                                                   ------------
           Oil Field Services - 0.8%
   126,200 Lufkin Industries, Inc. .............................      2,082,300
                                                                   ------------
           Paper & Packaging - 0.8%
   154,050 Tuscarora, Inc. .....................................      1,983,394
                                                                   ------------
           Printing, Publishing, Broadcasting & Entertainment -
             1.6%
    41,300 Banta Corp. .........................................      1,017,013
   216,300 Bowne & Co., Inc. ...................................      2,865,975
                                                                   ------------
                                                                      3,882,988
                                                                   ------------
           Real Estate - 3.9%
   227,200 Eastgroup Properties, Inc. REIT......................      4,231,600
    25,000 Innkeepers USA Trust REIT............................        221,875
   121,000 Mission West Properties, Inc. REIT...................        975,562
    75,000 Parkway Properties, Inc. REIT........................      2,493,750
   100,000 RFS Hotel Investors, Inc. REIT.......................      1,262,500
    50,000 Sunstone Hotel Investors, Inc. REIT..................        456,250
                                                                   ------------
                                                                      9,641,537
                                                                   ------------
           Retailing & Wholesale - 2.2%
    10,500 Deb Shops, Inc. .....................................        221,813
    87,150 Ethan Allen Interiors, Inc. .........................      2,767,012
   200,000 Pier 1 Imports, Inc. ................................      1,875,000
    50,000 * Sonic Automotive, Inc. ............................        656,250
                                                                   ------------
                                                                      5,520,075
                                                                   ------------
           Telecommunication Services & Equipment - 4.5%
   250,000 Communications Systems, Inc. ........................      3,625,000
   349,695 Hickory Tech Corp. ..................................      3,671,797
    15,000 * ITC DeltaCom, Inc. ................................        395,625
    95,000 Scientific Atlanta, Inc. ............................      3,467,500
                                                                   ------------
                                                                     11,159,922
                                                                   ------------
           Thrift Institutions - 4.9%
    39,500 Abington Bancorp, Inc. ..............................        533,250
    21,000 Bancorp Connecticut, Inc. ...........................        351,750

   Shares                                                             Value

 COMMON STOCKS - continued
            Thrift Institutions - continued
    228,394 Community Savings Bankshares, Inc. .................   $  2,969,122
     16,800 * Golden St. Bancorp, Inc. .........................        371,700
     50,000 Harbor Florida Bancshares, Inc. ....................        640,625
    312,900 Horizon Financial Corp. ............................      3,833,025
     38,000 Jacksonville Bancorp, Inc. .........................        612,750
     79,200 Metrowest Bank......................................        534,600
    100,000 St. Paul Bancorp, Inc. .............................      2,425,000
                                                                   ------------
                                                                     12,271,822
                                                                   ------------
            Utilities - Electric - 1.3%
    135,000 MDU Resources Group, Inc. ..........................      3,290,625
                                                                   ------------
            Utilities - Gas - 6.1%
     38,100 Chesapeake Utilities Corp. .........................        700,088
     15,000 Connecticut Energy Corp. ...........................        573,750
     20,000 CTG Resources, Inc. ................................        733,750
     64,800 Delta Natural Gas Co., Inc. ........................      1,150,200
     36,600 Public Service Co. of North Carolina, Inc. .........      1,095,713
    450,100 Semco Energy, Inc. .................................      7,145,337
     85,500 UGI Corp. ..........................................      2,030,625
     45,800 Yankee Energy System, Inc. .........................      1,840,587
                                                                   ------------
                                                                     15,270,050
                                                                   ------------
            Other Securities - 0.2%.............................        495,656
                                                                   ------------
            Total Common Stocks (cost $214,186,608).............    220,394,449
                                                                   ------------
 CONVERTIBLE PREFERRED - 1.1%
            Electrical Equipment & Services - 0.8%
     40,000 Pioneer Standard Electronics, Inc.
             6.75%, 3/31/2028...................................      2,027,600
                                                                   ------------
            Oil/Energy - 0.3%
     26,000 Callon Petroleum Co. 8.50%, Series A................        715,000
                                                                   ------------
            Total Convertible Preferred (cost $2,920,875).......      2,742,600
                                                                   ------------

 Principal
   Amount                                                             Value
 CONVERTIBLE DEBENTURES - 9.5%
            Banks - 0.5%
 $1,350,000 Surety Capital Corp. 9.00%, 3/31/2008...............      1,350,000
                                                                   ------------
            Business Equipment & Services - 0.5%
  1,250,000 Interim Services, Inc. 4.50%, 6/1/2005..............      1,101,563
    200,000 Personnel Group Of America, Inc. 5.75%, 7/1/2004....        165,750
                                                                   ------------
                                                                      1,267,313
                                                                   ------------
            Consumer Products & Services - 1.5%
  4,000,000 Action Performance Companies, Inc. 4.75%, 4/1/2005,
             144A...............................................      3,765,200
                                                                   ------------

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                       Schedule of Investments(continued)
                                 July 31, 1999

 Principal
  Amount                                                               Value

 CONVERTIBLE DEBENTURES - continued
           Healthcare Products & Services - 4.6%
 5,000,000 Alpharma, Inc. 5.75%, 4/1/2005, 144A..................   $  7,081,500
 6,600,000 Carematrix
            6.25%, 8/15/2004.....................................      4,413,750
                                                                    ------------
                                                                      11,495,250
                                                                    ------------
           Telecommunication Services & Equipment - 2.4%
 3,000,000 Antec Corp.
            4.50%, 5/15/2003.....................................      5,332,500
   600,000 Orbital Sciences Corp. 5.00%, 10/1/2002...............        656,250
                                                                    ------------
                                                                       5,988,750
                                                                    ------------
           Total Convertible Debentures (cost $21,180,175).......     23,866,513
                                                                    ------------

           Total Investments -  (cost $238,287,658).......    98.8%  247,003,562
           Other Assets and Liabilities - net.............     1.2     3,002,472
                                                             -----  ------------
           Net Assets.....................................   100.0% $250,006,034
                                                             =====  ============

*  Non-income producing security.
144A Security that may be resold to "qualified institutional buyers" un-der Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  UTILITY FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                               Value

 COMMON STOCKS - 75.2%
           Communication Systems & Services - 0.9%
    18,200 * MCI WorldCom, Inc. .................................   $  1,501,500
                                                                    ------------
           Oil/Energy - 3.6%
    70,000 Enron Corp. ..........................................      5,963,125
                                                                    ------------
           Telecommunication Services & Equipment - 3.4%
    46,600 * Time Warner Telecom, Inc. ..........................      1,450,425
    20,150 Vodafone AirTouch Public Plc, ADR.....................      4,241,575
                                                                    ------------
                                                                       5,692,000
                                                                    ------------
           Utilities - Electric - 38.2%
   125,000 Alliant Corp. ........................................      3,609,375
    31,100 * Calpine Corp. ......................................      2,338,331
   100,000 Central Hudson Gas & Electric Corp. ..................      4,187,500
   896,700 Companhia Paranaense de Energia-Copel, Plc, ADR.......      6,108,769
    70,000 Duke Power Co. .......................................      3,705,625
   160,000 Energy East Corp. ....................................      4,070,000
   187,000 MDU Resources Group, Inc. ............................      4,558,125
   331,400 * Niagara Mohawk Holdings, Inc. ......................      5,219,550
   268,500 PacifiCorp............................................      4,900,125
   150,000 PP&L Resources, Inc. .................................      4,340,625
   200,000 Public Service Co. of New Mexico......................      3,987,500
   100,000 Public Service Enterprise Group, Inc. ................      4,031,250
    64,100 Reliant Energy, Inc. .................................      1,758,744
   175,000 Sempra Energy.........................................      3,882,812
   129,200 Southern Co. .........................................      3,415,725
   135,000 Wisconsin Energy Corp. ...............................      3,383,438
                                                                    ------------
                                                                      63,497,494
                                                                    ------------
           Utilities - Gas - 10.5%
    48,200 Keyspan Corp. ........................................      1,337,550
   134,000 NUI Corp. ............................................      3,576,125
   120,000 Peoples Energy Corp. .................................      4,417,500
    51,100 Piedmont Natural Gas Co., Inc. .......................      1,740,594
    95,300 Semco Energy, Inc. ...................................      1,512,887
   206,000 UGI Corp. ............................................      4,892,500
                                                                    ------------
                                                                      17,477,156
                                                                    ------------
           Utilities - Telephone - 18.6%
    75,000 AT&T Corp. ...........................................      3,895,313
   110,000 BellSouth Corp. ......................................      5,280,000
   100,000 Frontier Corp. .......................................      5,543,750
    70,000 GTE Corp. ............................................      5,158,125
   110,000 * Nextel Communications, Inc. Cl. A...................      5,891,875
   100,000 Sprint Corp. .........................................      5,168,750
                                                                    ------------
                                                                      30,937,813
                                                                    ------------
           Total Common Stocks (cost $97,506,987)................    125,069,088
                                                                    ------------

* Non-income producing security.

  Shares                                                              Value

 CONVERTIBLE PREFERRED - 21.5%
           Aerospace & Defense - 2.2%
    70,000 Loral Space & Communications 6.00%, 11/01/2006.......   $  3,640,000
                                                                   ------------
           Printing, Publishing, Broadcasting & Entertainment -
             2.3%
    31,700 Houston Industries, Inc. 7.00%, ACES (exchangeable
            for Time Warner, Inc. common stock).................      3,837,681
                                                                   ------------
           Telecommunication Services & Equipment - 7.0%
    53,000 Qualcomm Financial Trust I 5.75%, 3/01/2012..........     11,660,000
                                                                   ------------
           Utilities - Electric - 6.9%
    42,700 AES Trust I 5.375%, Series A, TECONS.................      3,640,175
   235,000 BNDES Participacoes S.A. 7.25%, DECS.................      3,995,000
    70,000 Texas Utilities Co.
            9.25%, PRIDES.......................................      3,784,375
                                                                   ------------
                                                                     11,419,550
                                                                   ------------
           Utilities - Telephone - 3.1%
    60,000 Sprint Corp. 8.25%, DECS (exchangeable for Southern
            N.E. Telephone common stock)........................      5,227,500
                                                                   ------------
           Total Convertible Preferred (cost $23,339,216).......     35,784,731
                                                                   ------------

 Principal
   Amount                                                              Value

 CONVERTIBLE DEBENTURES - 2.4%
            Information Services & Technology - 2.4%
 $4,000,000 Adaptec, Inc.
             4.75%, 2/1/2004 (cost $3,530,000)...................      3,915,000
                                                                    ------------
 SHORT-TERM INVESTMENTS - 0.7%
            Government Agency Notes & Bonds - 0.7%
  1,137,000 Federal Agricultural Mortgage Corp. Discount Notes
             4.97%, 8/2/1999 (cost $1,136,843)...................      1,136,843
                                                                    ------------

            Total Investments -  (cost $125,513,046)......    99.8%  165,905,662
            Other Assets and Liabilities - net............     0.2       345,825
                                                             -----  ------------
            Net Assets....................................   100.0% $166,251,487
                                                             =====  ============

Summary of Abbreviations:
ACES Automatically Convertible Equity Securities
ADR  American Depository Receipts
DECS Dividend Enhanced Convertible Stock
PRIDES Preferred Redeemable Increased Dividend Equity Securities
TECONS Term Convertible Shares

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   VALUE FUND

                            Schedule of Investments
                                 July 31, 1999


   Shares                                                              Value

 COMMON STOCKS - 97.5%
             Automotive Equipment & Manufacturing - 2.1%
     342,223 Delphi Automotive Systems Corp. ....................   $  6,160,014
     115,200 Ford Motor Co. .....................................      5,601,600
     131,950 General Motors Corp. ...............................      8,040,703
                                                                    ------------
                                                                      19,802,317
                                                                    ------------
             Banks - 13.1%
     366,300 Bank One Corp. .....................................     19,986,244
     392,000 BankAmerica Corp. ..................................     26,019,000
      85,600 BankBoston Corp. ...................................      4,017,850
     263,300 Chase Manhattan Corp. ..............................     20,241,187
      84,100 Comerica, Inc. .....................................      4,667,550
     373,050 Compass Bancshares, Inc. ...........................     10,748,503
     228,900 National City Corp. ................................      6,809,775
     185,700 SouthTrust Corp. ...................................      6,824,475
     748,750 Sovereign Bancorp, Inc. ............................      9,031,797
     341,300 Wells Fargo Co. ....................................     13,310,700
                                                                    ------------
                                                                     121,657,081
                                                                    ------------
             Business Equipment & Services - 1.1%
     326,850 Dun & Bradstreet Corp. .............................     10,377,488
                                                                    ------------
             Chemical & Agricultural Products - 2.5%
     173,600 Du Pont (E. I.) De Nemours & Co. ...................     12,510,050
     200,400 Millennium Chemicals Inc. ..........................      4,709,400
     136,759 Rohm & Haas Co. ....................................      5,829,370
                                                                    ------------
                                                                      23,048,820
                                                                    ------------
             Communication Systems & Services - 2.1%
      20,000 Lucent Technologies, Inc. ..........................      1,301,250
     108,750 * MCI WorldCom, Inc. ...............................      8,971,875
     341,700 * Newbridge Networks Corp. .........................      9,076,406
                                                                    ------------
                                                                      19,349,531
                                                                    ------------
             Consumer Products & Services - 3.4%
      16,800 Procter & Gamble Co. ...............................      1,520,400
     824,200 * Tommy Hilfiger Corp. .............................     30,443,888
                                                                    ------------
                                                                      31,964,288
                                                                    ------------
             Diversified Companies - 5.0%
      81,150 Allied Signal, Inc. ................................      5,249,390
      69,700 Minnesota Mining & Manufacturing Co. ...............      6,129,244
     333,050 Raychem Corp. ......................................     12,697,531
     228,500 Tyco International Ltd. ............................     22,321,594
                                                                    ------------
                                                                      46,397,759
                                                                    ------------
             Electrical Equipment & Services - 3.3%
     145,100 General Electric Co. ...............................     15,815,900
     158,600 Motorola, Inc. .....................................     14,472,250
                                                                    ------------
                                                                      30,288,150
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
             Finance & Insurance - 13.1%
     235,100 Allstate Corp. .....................................   $  8,346,050
     114,500 American International Group, Inc. .................     13,296,312
     203,800 Associates First Capital Corp., Cl. A...............      7,808,087
     528,675 Citigroup, Inc. ....................................     23,559,080
      32,600 Federal Home Loan Mortgage Corp. ...................      1,870,425
     171,000 Federal National Mortgage Assoc.....................     11,799,000
     259,800 Hartford Financial Services Group, Inc. ............     14,029,200
     374,100 Household International, Inc. ......................     16,062,919
       5,200 Lincoln National Corp. .............................        260,000
     118,200 Morgan Stanley, Dean Witter & Co. ..................     10,652,775
     163,400 Price (T.) Rowe & Associates, Inc. .................      5,719,000
     168,700 XL Capital Ltd. ....................................      8,856,750
                                                                    ------------
                                                                     122,259,598
                                                                    ------------
             Food & Beverage Products - 1.5%
     256,158 Albertsons, Inc. ...................................     12,727,851
      23,700 Coca Cola Co. ......................................      1,429,406
                                                                    ------------
                                                                      14,157,257
                                                                    ------------
             Healthcare Products & Services - 2.4%
     415,200 Pharmacia & Upjohn, Inc. ...........................     22,342,950
                                                                    ------------
             Industrial Specialty Products & Services - 1.4%
     105,400 Honeywell, Inc. ....................................     12,628,238
                                                                    ------------
             Information Services & Technology - 8.3%
     513,000 * American Power Conversion Corp. ..................     10,644,750
     232,400 * Cambridge Technology Partners.....................      3,979,850
     157,350 * Gateway, Inc. ....................................     11,988,103
     219,400 Hewlett-Packard Co. ................................     22,968,437
      82,800 Intel Corp. ........................................      5,713,200
     107,700 International Business Machines Corp. ..............     13,536,544
     196,200 * Keane, Inc. ......................................      4,524,862
     262,900 * Mastech Corp. ....................................      4,436,438
                                                                    ------------
                                                                      77,792,184
                                                                    ------------
             Iron & Steel - 0.6%
     245,100 AK Steel Holding Corp. .............................      5,530,069
                                                                    ------------
             Metal Products & Services - 0.7%
     216,900 Alcan Aluminum Ltd. ................................      6,534,113
                                                                    ------------
             Oil/Energy - 10.9%
     303,600 Apache Corp. .......................................     12,884,025
     123,450 Atlantic Richfield Co. .............................     11,118,216
       9,900 Chevron Corp. ......................................        903,375
     330,400 Exxon Corp. ........................................     26,225,500
     110,800 Mobil Corp. ........................................     11,329,300
     444,800 Reliant Energy, Inc. ...............................     12,204,200
      49,300 Royal Dutch Petroleum Co. ..........................      3,007,300
     381,400 Texaco, Inc. .......................................     23,765,987
                                                                    ------------
                                                                     101,437,903
                                                                    ------------

                                   EVERGREEN
                                   VALUE FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Paper & Packaging - 1.9%
     643,250 Abitibi Consolidated, Inc. ........................   $  7,236,563
     458,518 * Smurfit Container Corp. .........................     10,259,340
                                                                   ------------
                                                                     17,495,903
                                                                   ------------
             Pharmaceuticals - 1.2%
     371,100 ICN Pharmaceuticals, Inc. .........................     11,411,325
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.0%
     163,100 * CBS Corp. .......................................      7,166,206
      33,000 Disney (Walt) Co. .................................        911,625
      37,000 * Viacom, Inc., Cl. B..............................      1,551,688
                                                                   ------------
                                                                      9,629,519
                                                                   ------------
             Retailing & Wholesale - 4.0%
     561,000 * Federated Department Stores, Inc. ...............     28,786,312
     162,400 Tandy Corp. .......................................      8,333,150
                                                                   ------------
                                                                     37,119,462
                                                                   ------------
             Telecommunication Services & Equipment - 2.1%
     116,250 * MediaOne Group, Inc. ............................      8,413,594
     165,650 * Univision Communications, Inc. Cl. A.............     11,471,262
                                                                   ------------
                                                                     19,884,856
                                                                   ------------
             Transportation - 3.4%
     277,500 Burlington Northern Santa Fe Corp..................      8,880,000
     238,000 CNF Transportation, Inc. ..........................     10,115,000
     227,900 Union Pacific Corp. ...............................     12,377,819
                                                                   ------------
                                                                     31,372,819
                                                                   ------------
             Utilities - Electric - 2.7%
     269,100 CMS Energy Corp. ..................................     10,057,612
      80,300 Duke Power Co. ....................................      4,250,881
      72,400 FPL Group, Inc. ...................................      3,905,075
      62,900 GPU, Inc. .........................................      2,413,788
     182,000 Southern Co. ......................................      4,811,625
                                                                   ------------
                                                                     25,438,981
                                                                   ------------
             Utilities - Gas - 1.6%
     389,700 NICOR, Inc. .......................................     15,052,163
                                                                   ------------
             Utilities - Telephone - 8.1%
     173,750 Ameritech Corp. ...................................     12,727,188
     334,411 AT&T Corp. ........................................     17,368,471
     164,500 Bell Atlantic Corp. ...............................     10,486,875
      65,400 BellSouth Corp. ...................................      3,139,200
     237,200 GTE Corp. .........................................     17,478,675
     249,000 SBC Communications, Inc. ..........................     14,239,687
                                                                   ------------
                                                                     75,440,096
                                                                   ------------
             Total Common Stocks (cost $703,022,931)............    908,412,870
                                                                   ------------

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 2.5%
             Repurchase Agreement - 2.5%
 $23,499,000 Paine Webber Repurchase Agreement, purchased
              7/30/1999, 5.07%, maturing 8/2/1999, maturity
              value $23,508,928 (cost $23,499,000) (a).........   $ 23,499,000
                                                                  ------------

             Total Investments -  (cost $726,521,931).....   100.0%  931,911,870
             Other Assets and Liabilities - net...........     0.0       131,430
                                                             -----  ------------
             Net Assets...................................   100.0% $932,043,300
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
* Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      Statements of Assets and Liabilities
                                 July 31, 1999

                                                          Growth          Income
                                            Equity         and             and        Small Cap
                            Blue Chip       Income        Income          Growth        Value        Utility        Value
                               Fund          Fund          Fund            Fund          Fund          Fund          Fund
 ----------------------------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities............   $553,021,869  $120,408,959 $1,311,730,054  $  974,110,899 $238,287,658  $125,513,046  $726,521,931
 Net unrealized gains on
  securities............    118,957,832    27,824,099    495,122,183      91,777,954    8,715,904    40,392,616   205,389,939
 ----------------------------------------------------------------------------------------------------------------------------
 Market value of
  securities............    671,979,701   148,233,058  1,806,852,237   1,065,888,853  247,003,562   165,905,662   931,911,870
 Cash...................            175           670          2,227         989,612          935         1,241           207
 Receivable for
  securities sold.......     14,172,403     1,314,018     28,959,642      21,447,634    4,242,711             0             0
 Receivable for Fund
  shares sold...........      2,769,206        50,318      4,442,279          52,549      418,268        65,699       303,373
 Dividends and interest
  receivable............        356,856       312,249      1,481,255       2,602,068      606,477       528,112     1,694,984
 Prepaid expenses and
  other assets..........        178,965        79,331         47,522          28,200       47,579        24,937        43,098
 ----------------------------------------------------------------------------------------------------------------------------
  Total assets..........    689,457,306   149,989,644  1,841,785,162   1,091,008,916  252,319,532   166,525,651   933,953,532
 ----------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased.............      9,193,298       325,449     21,257,822      18,228,135    1,132,944             0             0
 Payable for Fund shares
  redeemed..............        589,243       238,815      6,288,450         985,009      567,748        67,223     1,019,576
 Payable for securities
  on loan...............     37,702,000     3,379,400              0               0            0             0             0
 Demand note payable....              0             0              0               0      256,000             0             0
 Advisory fee payable...        305,958        81,290      1,431,515         883,617      220,996        71,294       413,539
 Distribution Plan
  expenses payable......        159,686        74,683        372,345          71,301       73,279        40,604       209,908
 Due to other related
  parties...............              0             0              0               0            0         3,298        19,157
 Accrued expenses and
  other liabilities.....         67,030        25,977        214,566         181,332       62,531        91,745       248,052
 ----------------------------------------------------------------------------------------------------------------------------
  Total liabilities.....     48,017,215     4,125,614     29,564,698      20,349,394    2,313,498       274,164     1,910,232
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets.............   $641,440,091  $145,864,030 $1,812,220,464  $1,070,659,522 $250,006,034  $166,251,487  $932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital........   $486,229,963  $ 97,671,804 $1,309,827,535  $  960,412,031 $265,099,265  $119,102,993  $625,377,422
 Undistributed
  (overdistributed) net
  investment income.....        (14,545)      416,456        (55,326)      1,979,953      (11,613)      (52,336)       70,300
 Accumulated net
  realized gains or
  losses on securities
  and foreign currency
  related transactions..     36,266,841    19,951,671      7,326,496      16,489,594  (23,797,522)    6,808,214   101,205,639
 Net unrealized gains on
  securities and foreign
  currency related
  transactions..........    118,957,832    27,824,099    495,121,759      91,777,944    8,715,904    40,392,616   205,389,939
 ----------------------------------------------------------------------------------------------------------------------------
 Total net assets.......   $641,440,091  $145,864,030 $1,812,220,464  $1,070,659,522 $250,006,034  $166,251,487  $932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets consists of
 Class A................   $382,499,067  $ 50,213,031 $  250,231,873  $   35,713,592 $ 59,451,162  $108,410,505  $463,951,741
 Class B................    255,182,482    78,048,613    891,190,695     185,177,214  110,809,138    54,839,112   331,723,681
 Class C................      2,969,397    16,951,602     36,528,749       2,502,360   22,842,478       878,668     4,635,125
 Class Y................        789,145       650,784    634,269,147     847,266,356   56,903,256     2,123,202   131,732,753
 ----------------------------------------------------------------------------------------------------------------------------
 Total net assets.......   $641,440,091  $145,864,030 $1,812,220,464  $1,070,659,522 $250,006,034  $166,251,487  $932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class A................     11,632,072     2,488,965      8,466,218       1,582,162    3,819,118     8,435,019    18,661,243
 Class B................      7,841,482     3,890,815     30,588,148       8,273,187    7,158,242     4,265,948    13,372,134
 Class C................         91,005       844,081      1,253,612         111,795    1,477,150        68,324       186,994
 Class Y................         24,193        32,352     21,390,083      37,516,674    3,653,589       165,161     5,297,625
 ----------------------------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A................   $      32.88  $      20.17 $        29.56  $        22.57 $      15.57  $      12.85  $      24.86
 ----------------------------------------------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%).............   $      34.52  $      21.18 $        31.03  $        23.70 $      16.35  $      13.49  $      26.10
 ----------------------------------------------------------------------------------------------------------------------------
 Class B................   $      32.54  $      20.06 $        29.14  $        22.38 $      15.48  $      12.86  $      24.81
 ----------------------------------------------------------------------------------------------------------------------------
 Class C................   $      32.63  $      20.08 $        29.14  $        22.38 $      15.46  $      12.86  $      24.79
 ----------------------------------------------------------------------------------------------------------------------------
 Class Y................   $      32.62  $      20.12 $        29.65  $        22.58 $      15.57  $      12.86  $      24.87
 ----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                            Statements of Operations
                            Year Ended July 31, 1999

                                                        Growth       Income
                                           Equity         and          and       Small Cap
                             Blue Chip     Income       Income       Growth        Value        Utility       Value
                               Fund         Fund         Fund         Fund          Fund         Fund          Fund
 -----------------------------------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $46,022, $16,
  $54,515, $870,216, $0,
  $46,235 and $148,729
  respectively)..........   $ 4,722,057  $ 3,747,227  $25,381,863  $48,476,128  $  7,522,522  $ 6,555,653  $ 16,297,198
 Interest................     1,774,574      713,992    9,034,014    2,457,087     2,325,521      338,159     1,892,638
 -----------------------------------------------------------------------------------------------------------------------
 Total investment
  income.................     6,496,631    4,461,219   34,415,877   50,933,215     9,848,043    6,893,812    18,189,836
 -----------------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............     2,858,644      983,976   17,519,113    8,634,036     2,765,667      745,510     4,710,657
 Distribution Plan
  expenses...............     2,427,382    1,195,267   10,500,768      551,604     1,575,597      728,002     4,445,323
 Administrative services
  fees...................        70,063       25,962            0            0             0       38,111       241,139
 Transfer agent fee......     1,292,079      313,604    4,708,386    1,548,294       926,290      258,624     1,703,705
 Trustees' fees and
  expenses...............         9,418        2,573       39,379       16,895         5,604        2,972        18,800
 Printing and postage
  expenses...............        37,746       25,807      263,976       42,426        48,966        6,416        44,340
 Custodian fee...........       143,810       43,949      546,186      257,376        89,582       40,800       260,422
 Registration and filing
  fees...................        52,225       31,941       93,004       50,096        40,815       44,299        52,152
 Professional fees.......        23,873       18,685       43,206       24,213        18,345       17,842        25,252
 Other...................         7,723        4,028       48,092       36,942        31,775        3,518        31,597
 -----------------------------------------------------------------------------------------------------------------------
  Total expenses.........     6,922,963    2,645,792   33,762,110   11,161,882     5,502,641    1,886,094    11,533,387
 Less: Fee credits.......       (20,715)      (7,002)     (86,188)     (56,615)      (29,582)      (8,298)      (39,780)
 -----------------------------------------------------------------------------------------------------------------------
  Net expenses...........     6,902,248    2,638,790   33,675,922   11,105,267     5,473,059    1,877,796    11,493,607
 -----------------------------------------------------------------------------------------------------------------------
  Net investment income
   or (loss).............      (405,617)   1,822,429      739,955   39,827,948     4,374,984    5,016,016     6,696,229
 -----------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions
  Net realized gains or
   losses on:
  Securities.............    37,712,909   23,440,204    9,259,355   35,499,606   (23,967,030)   6,752,256   118,989,239
  Foreign currency
   related transactions..             0            0            0     (307,874)            0            0             0
 -----------------------------------------------------------------------------------------------------------------------
  Net realized gains or
   losses on securities
   and foreign currency
   related transactions..    37,712,909   23,440,204    9,259,355   35,191,732   (23,967,030)   6,752,256   118,989,239
 -----------------------------------------------------------------------------------------------------------------------
  Net change in
   unrealized gains or
   losses on securities
   and foreign currency
   related transactions..    33,829,162  (14,578,770)  65,034,177   23,905,207    19,057,835   23,219,707   (10,264,625)
 -----------------------------------------------------------------------------------------------------------------------
  Net realized and
   unrealized gains or
   losses on securities
   and foreign currency
   related transactions..    71,542,071    8,861,434   74,293,532   59,096,939    (4,909,195)  29,971,963   108,724,614
 -----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $71,136,454  $10,683,863  $75,033,487  $98,924,887  $   (534,211) $34,987,979  $115,420,843
 -----------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      Statements of Changes in Net Assets
                            Year Ended July 31, 1999

                                       Equity       Growth and      Income and      Small Cap
                       Blue Chip       Income         Income          Growth          Value        Utility         Value
                         Fund           Fund           Fund            Fund           Fund           Fund          Fund
 ----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income..........   $    (405,617) $  1,822,429  $      739,955  $   39,827,948  $   4,374,984  $  5,016,016  $   6,696,229
 Net realized
  gains or losses
  on securities
  and foreign
  currency related
  transactions....      37,712,909    23,440,204       9,259,355      35,191,732    (23,967,030)    6,752,256    118,989,239
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions....      33,829,162   (14,578,770)     65,034,177      23,905,207     19,057,835    23,219,707    (10,264,625)
 ----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations.....      71,136,454    10,683,863      75,033,487      98,924,887       (534,211)   34,987,979    115,420,843
 ----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders
  from
 Net investment
  income
  Class A.........        (302,117)     (740,343)       (618,275)       (590,960)    (1,241,862)   (3,518,061)    (4,093,423)
  Class B.........               0      (652,879)              0      (1,904,614)    (1,599,604)   (1,359,833)      (679,263)
  Class C.........               0      (138,191)              0         (40,664)      (319,899)      (16,980)        (9,129)
  Class Y.........               0        (5,052)     (2,594,824)    (38,238,097)    (1,709,875)     (101,181)    (1,708,800)
 Net realized
  gains
  Class A.........     (22,171,083)   (6,542,911)     (8,009,500)     (1,297,466)      (792,880)  (10,191,078)    (2,706,113)
  Class B.........     (10,585,999)  (12,308,775)    (27,000,584)     (4,982,320)    (1,601,327)   (4,842,643)    (1,893,542)
  Class C.........         (50,576)   (2,556,957)     (1,332,807)       (108,434)      (315,684)      (52,067)       (26,406)
  Class Y.........               0       (19,678)    (20,777,901)    (79,113,403)      (998,252)     (304,419)      (926,882)
 ----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...     (33,109,775)  (22,964,786)    (60,333,891)   (126,275,958)    (8,579,383)  (20,386,262)   (12,043,558)
 ----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold.....     414,184,932    30,188,056     386,163,830      30,217,265    205,428,609    17,451,359     66,555,976
 Payment for
  shares
  redeemed........    (243,648,933)  (72,875,118)   (792,989,619)   (182,203,597)  (260,520,742)  (24,384,302)  (239,124,718)
 Net asset value
  of shares issued
  in reinvestment
  of
  distributions...      29,469,348    21,454,983      57,025,779     114,061,954      7,125,678    17,326,400     10,412,391
 Net asset value
  of shares issued
  in acquisition..               0             0               0     185,281,144              0             0              0
 ----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions...     200,005,347   (21,232,079)   (349,800,010)    147,356,766    (47,966,455)   10,393,457   (162,156,351)
 ----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....     238,032,026   (33,513,002)   (335,100,414)    120,005,695    (57,080,049)   24,995,174    (58,779,066)
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets
 Beginning of
  year............     403,408,065   179,377,032   2,147,320,878     950,653,827    307,086,083   141,256,313    990,822,366
 ----------------------------------------------------------------------------------------------------------------------------
  End of year.....   $ 641,440,091  $145,864,030  $1,812,220,464  $1,070,659,522  $ 250,006,034  $166,251,487  $ 932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income..........   $     (14,545) $    416,456  $      (55,326) $    1,979,953  $     (11,613) $    (52,336) $      70,300
 ----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      Statements of Changes in Net Assets
                            Year Ended July 31, 1998

                                        Equity       Growth and     Income and     Small Cap
                        Blue Chip       Income         Income         Growth         Value        Utility          Value
                         Fund(a)         Fund           Fund           Fund           Fund          Fund           Fund
 -----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income............   $    679,874  $    822,896  $    6,817,383  $  43,781,531  $  3,555,813  $  4,733,754  $    15,139,414
 Net realized gains
  on securities and
  foreign currency
  related
  transactions......     45,182,166    21,844,245      89,769,570     88,075,454     4,125,256    16,449,359      382,225,398
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     18,537,520    (1,065,798)     54,312,938    (54,214,289)  (17,882,408)      197,673     (290,896,507)
 -----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from operations..     64,399,560    21,601,343     150,899,891     77,642,696   (10,201,339)   21,380,786      106,468,305
 -----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income............
  Class A...........       (572,879)     (457,652)     (1,133,476)      (582,857)     (585,054)   (3,623,474)      (4,928,756)
  Class B...........       (753,205)     (258,225)              0     (1,826,984)     (875,495)   (1,224,827)      (1,461,990)
  Class C...........            (10)      (55,586)              0        (40,251)     (178,326)      (12,408)         (15,608)
  Class Y...........              0          (895)     (5,146,565)   (41,136,147)   (1,701,966)      (71,410)     (11,332,854)
 Net realized gains
  Class A...........              0    (3,551,251)     (7,164,362)      (827,257)     (213,842)   (8,654,842)     (79,220,878)
  Class B...........    (51,043,219)   (7,082,118)    (23,729,561)    (3,160,159)     (507,582)   (3,545,873)     (55,199,824)
  Class C...........              0    (1,542,452)     (1,087,731)       (63,045)     (100,773)      (34,234)        (713,832)
  Class Y...........              0        (3,495)    (23,937,007)   (58,431,404)     (758,969)     (166,884)     (82,980,185)
 -----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders.....    (52,369,313)  (12,951,674)    (62,198,702)  (106,068,104)   (4,922,007)  (17,333,952)    (235,853,927)
 -----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold.......    114,811,777    40,160,932     982,241,448     36,821,129   324,098,172    27,354,893      209,984,754
 Payment for shares
  redeemed..........    (99,812,547)  (44,846,695)   (402,984,465)  (109,733,628)  (64,094,835)  (24,559,873)  (1,216,417,479)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.....     45,932,435    12,075,357      54,748,017     95,522,782     3,360,906     4,031,786      202,246,215
 Net asset value of
  shares issued in
  acquisition.......     17,510,672             0      75,922,310              0             0             0      104,172,578
 -----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from capital
   share
   transactions.....     78,442,337     7,389,594     709,927,310     22,610,283   263,364,243     6,826,806     (700,013,932)
 -----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets......     90,472,584    16,039,263     798,628,499     (5,815,125)  248,240,897    10,873,640     (829,399,554)
 Net assets
 Beginning of
  period............    312,935,481   163,337,769   1,348,692,379    956,468,952    58,845,186   130,382,673    1,820,221,920
 -----------------------------------------------------------------------------------------------------------------------------
 End of period......   $403,408,065  $179,377,032  $2,147,320,878  $ 950,653,827  $307,086,083  $141,256,313  $   990,822,366
 -----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income............   $    (14,966) $    430,969  $      360,888  $  13,459,757  $    173,362  $     (7,868) $       (82,792)
 -----------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                       Statement of Changes in Net Assets
                           Year Ended August 31, 1997

                                                                    Blue Chip
                                                                       Fund
 -------------------------------------------------------------------------------
 Operations
 Net investment income...........................................  $  1,381,103
 Net realized gains or losses on securities and foreign currency
  related transactions...........................................    42,377,987
 Net change in unrealized gains or losses on securities and
  foreign currency related transactions..........................    35,362,301
 -------------------------------------------------------------------------------
  Net increase in net assets resulting from operations...........    79,121,391
 -------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class B........................................................    (2,021,947)
 From net realized gain
  Class B........................................................   (30,039,258)
 -------------------------------------------------------------------------------
  Total distributions to shareholders............................   (32,061,205)
 -------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................................   103,353,377
 Payment for shares redeemed.....................................   (89,890,447)
 Net asset value of shares issued in reinvestment of
  distributions..................................................    27,593,101
 -------------------------------------------------------------------------------
  Net increase in net assets resulting from capital share
   transactions..................................................    41,056,031
 -------------------------------------------------------------------------------
   Total increase in net assets..................................    88,116,217
 Net assets
 Beginning of period.............................................   224,819,264
 -------------------------------------------------------------------------------
 End of period...................................................  $312,935,481
 -------------------------------------------------------------------------------
 Undistributed net investment income.............................  $     16,188

 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Growth and Income Funds consist of Evergreen Blue Chip Fund ("Blue Chip Fund"), Evergreen Equity Income Fund ("Equity Income Fund") (for-merly Evergreen Fund for Total Return), Evergreen Growth and Income Fund ("Growth and Income Fund"), Evergreen Income and Growth Fund ("Income and Growth Fund"), Evergreen Small Cap Value Fund ("Small Cap Value Fund") (for-merly Evergreen Small Cap Equity Income Fund), Evergreen Utility Fund ("Utility Fund") and Evergreen Value Fund ("Value Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS and other secu-rities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price. Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an indepen-dent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar se-curities which are generally recognized by institutional traders. Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as deter-mined in good faith according to procedures established by the Board of Trust-ees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission Blue Chip Fund and Equity Income Fund, along with certain other funds managed by Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investment securities, other assets and liabilities at the daily rate of exchange; purchases and sales of investment securities and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates are a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gains or losses on foreign currency related transac-tions include foreign currency gains and losses between trade date and settle-ment date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The por-tion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

D. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

E. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Fund's investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

G. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds, except for the Utility Fund, are declared and paid quarterly. Distributions from net investment income for Utility Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statements amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from real estate investment trusts, net realized foreign currency gains or losses, certain realized losses on securities re-purchased and for Value Fund, distributions made in connections with shareholder redemp-tions.

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are pro-rated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

J. Organization Expenses
Organization expenses for Small Cap Value Fund are amortized over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, re-demption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. As of July 31, 1999 all organization expenses for Small Cap Value Fund have been fully am-ortized.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

EIMC serves as the investment advisor for Blue Chip Fund and Equity Income Fund. In return for providing investment advisory services to Blue Chip Fund and Equity Income Fund, the Funds pay EIMC an advisory fee that is calculated daily and paid monthly. The advisory fee for Blue Chip Fund is determined by applying percentage rates, starting at 0.70% and declining to 0.35% per annum as net assets increase, to the average daily net assets of the Fund. The advi-sory fee for Equity Income Fund is calculated at an annual rate of 1.50% of Eq-uity Income Fund's gross investment income plus an amount determined by apply-ing percentage rates, starting at 0.60% and declining to 0.30% per annum as net assets increase, to the average daily net assets of the Fund.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and is paid an advisory fee that is calcu-lated daily and paid monthly based on the Fund's average daily net assets, in accordance with the following schedule:

         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%

Lieber & Company, an affiliate of First Union, provides investment sub-advisory services to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and also provides brokerage services with respect to substantially all se-curity transactions of the Funds effected on the New York or American Stock Ex-changes. For the year ended July 31, 1999, Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund incurred broker commissions of $2,145,290, $1,734,853, and $322,591, respectively, with Lieber & Company. Lieber & Company is reimbursed by EAMC for providing investment sub-advisory services at no ad-ditional expense to the Funds.

Evergreen Investment Management ("EIM"), formerly Capital Management Group, a division of First Union National Bank ("FUNB"), serves as the investment advi-sor to Utility Fund and Value Fund and is paid an advisory fee that is calcu-lated daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and The BISYS Group, Inc. ("BISYS") is the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensa-tion directly from the Funds.

The administrator and sub-administrator for Utility Fund and Value Fund are en-titled to an annual fee based on the average daily net assets of the funds ad-ministered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by ap-plying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of the Fund. The sub-ad-ministration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund.

For the year ended July 31, 1999, Blue Chip Fund and Equity Income Fund reim-bursed EIMC for certain accounting and administrative expenses amounting to $70,063 and $25,962, respectively. For Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund, the administration and sub-administration fee is paid by the investment advisor and is not a Fund expense. For the year ended July 31, 1999, Utility Fund and Value Fund paid or accrued to EIS and BISYS the following amounts for administrative and sub-administrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                           ------------------------------
         Utility Fund..................    $ 30,350         $ 7,761
         Value Fund....................     192,070          49,069

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, cur-rently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the av-erage daily net assets of each class. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the year ended July 31, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                           Class A    Class B   Class C
                                         -------------------------------
         Blue Chip Fund.................. $  774,362 $1,637,741 $ 15,279
         Equity Income Fund..............    127,494    882,105  185,668
         Growth and Income Fund..........    676,478  9,384,697  439,593
         Income and Growth Fund..........     34,283    506,538   10,783
         Small Cap Value Fund............    149,687  1,185,976  239,934
         Utility Fund....................    245,543    476,331    6,128
         Value Fund......................  1,154,951  3,244,968   45,404

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. REORGANIZATION OF EVERGREEN VALUE FUND

On January 21, 1998, Value Fund, Class Y shares, executed a redemption in-kind transaction of $793,367,277. This transaction resulted in the liquidation of substantially all of the net assets of Value Fund, Class Y shares. In turn, the assets were transferred to Evergreen Select Diversified Value Fund Class I shares, an institutional balanced fund.

To fund this redemption, investment securities, excluding cash and cash equiva-lents, with a market value of $774,879,156, including unrealized appreciation of $221,367,103, were transferred. Additionally, the Value Fund used cash and cash equivalents of $23,488,121 to complete the transaction. The gains realized from this sale of securities are not taxable to the Value Fund and are not re-quired to be distributed for federal income tax purposes.

6. ACQUISITIONS

Effective on the close of business on February 27, 1998, Blue Chip Fund ac-quired substantially all of the assets and assumed certain liabilities of Blanchard Growth & Income Fund, an open-end management investment company reg-istered under the 1940 Act, in a tax-free exchange of Class A shares of Blue Chip Fund.

Effective on the close of business on February 27, 1998, Growth and Income Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager Fund, an open-end management investment company registered under the 1940 Act, in an exchange of Class Y shares of Growth and Income.

Effective on the close of business on February 27, 1998, Value Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager; Large Cap Fund, an open-end management investment company registered under the 1940 Act, in an exchange of Class A and Class Y shares of Value Fund.

Effective July 31, 1999, Income and Growth Fund acquired substantially all of the assets and assumed certain liabilities of Evergreen American Retirement Fund, an open-end management investment company registered under the 1940 Act in an exchange of Class A, Class B, Class C and Class Y shares of Income and Growth Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                                                Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                       Acquired Fund             Assets Acquired Shares Issued Appreciation After Acquisition
 --------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund..........  Blanchard Growth & Income Fund        $ 17,510,672       596,231   $ 5,643,636   $  365,442,145
Growth and Income Fund..  Virtus Style Manager Fund               75,922,310     2,555,807    10,049,313    1,945,327,504
Value Fund..............  Virtus Style Manager; Large Cap Fund   104,172,578     4,034,510    28,824,982    1,097,437,360
Income and Growth Fund..  Evergreen American Retirement Fund     185,281,144     8,258,910    20,212,515    1,070,659,522

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Blue Chip Fund

                                         Year Ended July 31,
                          ----------------------------------------------------
                                    1999                     1998 (a)
                          -------------------------  -------------------------
                            Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold.............   7,069,269  $ 215,936,462     812,276  $  24,596,278
Automatic conversion of
 Class B shares to Class
 A shares...............           0              0   9,140,449    250,374,069
Shares redeemed.........  (5,479,684)  (162,273,843) (1,203,287)   (36,027,532)
Shares issued in
 reinvestment of
 distributions..........     682,121     19,382,250      14,697        447,340
Shares issued in
 acquisition of
 Blanchard Growth &
 Income Fund............           0              0     596,231     17,510,672
 ------------------------------------------------------------------------------
Net increase............   2,271,706     73,044,869   9,360,366    256,900,827
 ------------------------------------------------------------------------------
Class B
Shares sold.............   6,218,762    192,571,481   3,020,854     89,396,767
Automatic conversion of
 Class B shares to Class
 A shares...............           0              0  (9,140,449)  (250,374,069)
Shares redeemed.........  (2,617,336)   (78,544,225) (2,178,914)   (63,756,605)
Shares issued in
 reinvestment of
 distributions..........     355,147     10,036,524   1,678,649     45,485,085
 ------------------------------------------------------------------------------
Net increase
 (decrease).............   3,956,573    124,063,780  (6,619,860)  (179,248,822)
 ------------------------------------------------------------------------------
Class C
Shares sold.............     157,200      4,882,919      26,608        818,732
Shares redeemed.........     (93,639)    (2,830,715)       (949)       (28,410)
Shares issued in
 reinvestment of
 distributions..........       1,785         50,574           0             10
 ------------------------------------------------------------------------------
Net increase............      65,346      2,102,778      25,659        790,332
 ------------------------------------------------------------------------------
Class Y (b)
Shares sold.............      24,198        794,070           0              0
Shares redeemed.........          (5)          (150)          0              0
 ------------------------------------------------------------------------------
Net increase............      24,193        793,920           0              0
 ------------------------------------------------------------------------------
Net increase............              $ 200,005,347              $  78,442,337

 -------------------------------------------------------------------------------
(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to July 31, 1999.

Equity Income Fund

                                          Year Ended July 31,
                            --------------------------------------------------
                                     1999                      1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold...............     377,792  $  7,479,412     405,327  $  8,477,778
Automatic conversion of
 Class B shares to Class A
 shares...................      66,574     1,275,463           0             0
Shares redeemed...........    (751,644)  (14,848,362)   (476,275)   (9,979,937)
Shares issued in
 reinvestment of
 distributions............     363,322     6,893,908     192,513     3,761,047
 ------------------------------------------------------------------------------
Net increase..............      56,044       800,421     121,565     2,258,888
 ------------------------------------------------------------------------------
Class B
Shares sold...............     906,121    18,055,614   1,312,799    27,194,052
Automatic conversion of
 Class B shares to Class A
 shares...................     (66,948)   (1,275,463)          0             0
Shares redeemed...........  (2,490,795)  (48,904,031) (1,328,176)  (27,515,826)
Shares issued in
 reinvestment of
 distributions............     637,607    12,007,710     348,818     6,752,535
 ------------------------------------------------------------------------------
Net increase (decrease)...  (1,014,015)  (20,116,170)    333,441     6,430,761
 ------------------------------------------------------------------------------
Class C
Shares sold...............     191,619     3,838,714     212,115     4,372,780
Shares redeemed...........    (447,839)   (8,832,781)   (349,166)   (7,245,174)
Shares issued in
 reinvestment of
 distributions............     134,147     2,529,177      80,168     1,557,317
 ------------------------------------------------------------------------------
Net decrease..............    (122,073)   (2,464,890)    (56,883)   (1,315,077)
 ------------------------------------------------------------------------------
Class Y
Shares sold...............      40,395       814,316       5,560       116,322
Shares redeemed...........     (14,451)     (289,944)     (5,138)     (105,758)
Shares issued in
 reinvestment of
 distributions............       1,271        24,188         228         4,458
 ------------------------------------------------------------------------------
Net increase..............      27,215       548,560         650        15,022
 ------------------------------------------------------------------------------
Net increase (decrease)...              $(21,232,079)             $  7,389,594

 -------------------------------------------------------------------------------


Growth and Income Fund

                                         Year Ended July 31,
                          ----------------------------------------------------
                                    1999                       1998
                          -------------------------  -------------------------
                            Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold.............   6,356,759  $ 181,231,854   7,300,804  $ 214,673,895
Automatic conversion of
 Class B shares to Class
 A shares...............      71,639      2,052,789           0              0
Shares redeemed.........  (8,431,174)  (239,858,978) (3,520,816)  (103,702,934)
Shares issued in
 reinvestment of
 distributions..........     300,493      8,412,371     287,118      8,071,240
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (1,702,283)   (48,161,964)  4,067,106    119,042,201
 ------------------------------------------------------------------------------
Class B
Shares sold.............   4,273,030    116,938,483  16,476,196    481,475,327
Automatic conversion of
 Class B shares to Class
 A shares...............     (72,390)    (2,052,789)          0              0
Shares redeemed.........  (9,163,377)  (254,977,395) (2,725,060)   (79,579,083)
Shares issued in
 reinvestment of
 distributions..........     945,090     26,226,276     837,176     23,198,143
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (4,017,647)  (113,865,425) 14,588,312    425,094,387
 ------------------------------------------------------------------------------
Class C
Shares sold.............     414,303     11,348,877   1,131,563     32,986,181
Shares redeemed.........    (942,556)   (26,271,690)   (317,773)    (9,241,480)
Shares issued in
 reinvestment of
 distributions..........      45,443      1,261,465      38,010      1,053,643
 ------------------------------------------------------------------------------
Net increase
 (decrease).............    (482,810)   (13,661,348)    851,800     24,798,344
 ------------------------------------------------------------------------------
Class Y
Shares sold.............   2,753,486     76,644,616   8,658,868    253,053,137
Shares redeemed.........  (9,565,395)  (271,881,556) (7,135,642)  (210,408,060)
Shares issued in
 reinvestment of
 distributions..........     753,230     21,125,667     797,581     22,424,991
Shares issued in
 acquisition of Virtus
 Style Manager Fund.....           0              0   2,555,807     75,922,310
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (6,058,679)  (174,111,273)  4,876,614    140,992,378
 ------------------------------------------------------------------------------
Net increase
 (decrease).............              $(349,800,010)             $ 709,927,310

 -------------------------------------------------------------------------------

Income and Growth Fund

                                         Year Ended July 31,
                           ---------------------------------------------------
                                     1999                      1998
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold..............     546,531  $  12,209,031     204,121  $  4,959,183
Shares redeemed..........    (692,292)   (15,388,197)   (112,612)   (2,739,976)
Shares issued in
 reinvestment of
 distributions...........      84,216      1,766,406      56,318     1,325,926
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................     996,586     22,495,315           0             0
 ------------------------------------------------------------------------------
Net increase.............     935,041     21,082,555     147,827     3,545,133
 ------------------------------------------------------------------------------
Class B
Shares sold..............     267,996      5,756,610     633,299    15,295,755
Shares redeemed..........    (684,457)   (14,490,566)   (310,711)   (7,455,874)
Shares issued in
 reinvestment of
 distributions...........     307,396      6,393,524     198,183     4,626,554
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................   6,014,738    134,624,702           0             0
 ------------------------------------------------------------------------------
Net increase.............   5,905,673    132,284,270     520,771    12,466,435
 ------------------------------------------------------------------------------
Class C
Shares sold..............       8,976        194,095      27,805       674,067
Shares redeemed..........     (24,103)      (510,097)    (16,763)     (402,792)
Shares issued in
 reinvestment of
 distributions...........       6,072        126,280       3,708        86,620
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................      66,207      1,481,914           0             0
 ------------------------------------------------------------------------------
Net increase.............      57,152      1,292,192      14,750       357,895
 ------------------------------------------------------------------------------
Class Y
Shares sold..............     568,224     12,057,529     641,797    15,892,124
Shares redeemed..........  (7,163,498)  (151,814,737) (4,066,667)  (99,134,986)
Shares issued in
 reinvestment of
 distributions...........   5,039,388    105,775,744   3,795,361    89,483,682
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................   1,181,379     26,679,213           0             0
 ------------------------------------------------------------------------------
Net increase (decrease)..    (374,507)    (7,302,251)    370,491     6,240,820
 ------------------------------------------------------------------------------
Net increase.............              $ 147,356,766              $ 22,610,283

 -------------------------------------------------------------------------------


Small Cap Value Fund

                                         Year Ended July 31,
                           ---------------------------------------------------
                                     1999                      1998
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold..............  10,088,863  $ 146,506,778   4,328,382  $ 72,341,164
Automatic conversion of
 Class B shares to Class
 A shares................     122,150      1,811,086           0             0
Shares redeemed..........  (9,965,619)  (143,998,401) (1,207,491)  (20,046,565)
Shares issued in
 reinvestment of
 distributions...........     136,847      1,949,647      45,725       753,748
 ------------------------------------------------------------------------------
Net increase.............     382,241      6,269,110   3,166,616    53,048,347
 ------------------------------------------------------------------------------
Class B
Shares sold..............   2,288,743     33,166,258   8,426,642   140,304,860
Automatic conversion of
 Class B shares to Class
 A shares................    (122,803)    (1,811,086)          0             0
Shares redeemed..........  (3,528,826)   (50,084,066)   (803,676)  (13,366,175)
Shares issued in
 reinvestment of
 distributions...........     213,282      3,057,499      79,883     1,323,369
 ------------------------------------------------------------------------------
Net increase (decrease)..  (1,149,604)   (15,671,395)  7,702,849   128,262,054
 ------------------------------------------------------------------------------
Class C
Shares sold..............     709,408     10,225,143   1,760,785    29,361,569
Shares redeemed..........    (947,075)   (13,384,026)   (281,072)   (4,699,621)
Shares issued in
 reinvestment of
 distributions...........      41,741        597,766      16,111       266,637
 ------------------------------------------------------------------------------
Net increase (decrease)..    (195,926)    (2,561,117)  1,495,824    24,928,585
 ------------------------------------------------------------------------------
Class Y
Shares sold..............   1,069,945     15,530,430   4,923,790    82,090,579
Shares redeemed..........  (3,645,558)   (53,054,249) (1,558,339)  (25,982,474)
Shares issued in
 reinvestment of
 distributions...........     105,065      1,520,766      61,107     1,017,152
 ------------------------------------------------------------------------------
Net increase (decrease)..  (2,470,548)   (36,003,053)  3,426,558    57,125,257
 ------------------------------------------------------------------------------
Net increase (decrease)..              $ (47,966,455)             $263,364,243

 -------------------------------------------------------------------------------

Utility Fund

                                          Year Ended July 31,
                            --------------------------------------------------
                                     1999                      1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold...............     429,844  $  5,133,429   1,266,778  $ 14,554,038
Automatic Conversion of
 Class B Shares to Class A
 Shares...................      11,373       126,409           0             0
Shares redeemed...........  (1,117,587)  (13,062,066) (1,407,032)  (16,718,124)
Shares issued in
 reinvestment of
 distributions............   1,006,678    11,457,282     243,720     2,889,027
 ------------------------------------------------------------------------------
Net increase..............     330,308     3,655,054     103,466       724,941
 ------------------------------------------------------------------------------
Class B
Shares sold...............     704,486     8,209,032     974,483    11,445,917
Automatic Conversion of
 Class B Shares to Class A
 Shares...................     (11,366)     (126,409)          0             0
Shares redeemed...........    (650,786)   (7,545,094)   (551,773)   (6,555,500)
Shares issued in
 reinvestment of
 distributions............     502,546     5,718,575      93,247     1,107,337
 ------------------------------------------------------------------------------
Net increase..............     544,880     6,256,104     515,957     5,997,754
 ------------------------------------------------------------------------------
Class C
Shares sold...............     162,138     1,808,980      13,355       157,299
Shares redeemed...........    (140,732)   (1,555,150)     (6,139)      (72,067)
Shares issued in
 reinvestment of
 distributions............       5,627        64,145         980        11,662
 ------------------------------------------------------------------------------
Net increase..............      27,033       317,975       8,196        96,894
 ------------------------------------------------------------------------------
Class Y
Shares sold...............     182,271     2,173,509     100,754     1,197,639
Shares redeemed...........    (168,716)   (2,095,583)   (100,753)   (1,214,182)
Shares issued in
 reinvestment of
 distributions............       7,586        86,398       2,014        23,760
 ------------------------------------------------------------------------------
Net increase..............      21,141       164,324       2,015         7,217
 ------------------------------------------------------------------------------
Net increase..............              $ 10,393,457              $  6,826,806

 -------------------------------------------------------------------------------


Value Fund

                                         Year Ended July 31,
                         -------------------------------------------------------
                                   1999                        1998
                         -------------------------  ----------------------------
                           Shares       Amount        Shares         Amount
 --------------------------------------------------------------------------------
Class A
Shares sold.............  1,304,364  $  30,874,288    1,587,252  $    40,192,765
Shares redeemed......... (4,351,247)  (100,747,544)  (2,758,581)     (68,967,117)
Shares issued in
 reinvestment of
 distributions..........    285,275      6,540,493    3,563,487       81,070,016
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0              0    3,109,878       80,290,504
 --------------------------------------------------------------------------------
Net increase
 (decrease)............. (2,761,608)   (63,332,763)   5,502,036      132,586,168
 --------------------------------------------------------------------------------
Class B
Shares sold.............  1,041,242     24,036,781    2,346,146       58,297,020
Shares redeemed......... (2,488,104)   (57,458,861)  (1,290,986)     (31,809,835)
Shares issued in
 reinvestment of
 distributions..........    111,928      2,520,116    2,433,973       55,281,719
 --------------------------------------------------------------------------------
Net increase
 (decrease)............. (1,334,934)   (30,901,964)   3,489,133       81,768,904
 --------------------------------------------------------------------------------
Class C
Shares sold.............     70,058      1,628,040      170,261        4,223,998
Shares redeemed.........   (115,631)    (2,643,004)     (72,103)      (1,793,135)
Shares issued in
 reinvestment of
 distributions..........      1,529         34,419       31,015          701,653
 --------------------------------------------------------------------------------
Net increase
 (decrease).............    (44,044)      (980,545)     129,173        3,132,516
 --------------------------------------------------------------------------------
Class Y
Shares sold.............    444,392     10,016,867    4,385,718      107,270,971
Shares redeemed......... (3,438,601)   (78,275,309) (46,491,232)  (1,113,847,392)
Shares issued in
 reinvestment of
 distributions..........     57,625      1,317,363    2,771,230       65,192,827
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0              0      924,632       23,882,074
 --------------------------------------------------------------------------------
Net decrease............ (2,936,584)   (66,941,079) (38,409,652)    (917,501,520)
 --------------------------------------------------------------------------------
Net decrease............             $(162,156,351)              $  (700,013,932)

 -------------------------------------------------------------------------------

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended July 31, 1999:

                                               Cost of        Proceeds
                                              Purchases      from Sales
                                          -------------------------------
         Blue Chip Fund.................... $  691,092,760 $  496,578,942
         Equity Income Fund................    154,162,061    179,433,699
         Growth and Income Fund............    708,144,201    764,675,175
         Income and Growth Fund............  1,064,329,029  1,287,369,213
         Small Cap Value Fund..............    145,907,884    186,120,686
         Utility Fund......................     66,983,335     72,352,761
         Value Fund........................    987,445,108  1,086,666,293

During the year ended July 31, 1999 Blue Chip Fund and Equity Income Fund loaned securities to certain brokers who paid the Funds a negotiated lenders' fee. These fees are included in interest income. At July 31, 1999, the value of the securities on loan from Blue Chip Fund and Equity Income Fund were $37,178,200 and $3,284,650, respectively and the value of collateral was $37,702,000 and $3,379,400, respectively.

On July 31, 1999, the composition of unrealized appreciation and depreciation of securities based on the aggregate cost of securities for federal income tax purposes was as follows:

                                            Gross        Gross     Net Unrealized
                               Tax        Unrealized   Unrealized   Appreciation
                               Cost      Appreciation Depreciation (Depreciation)
                             ----------------------------------------------------
         Blue Chip
          Fund..........  $  553,635,767 $126,758,348 $ 8,414,414   $118,343,934
         Equity Income
          Fund..........     120,383,433   29,723,219   1,873,594     27,849,625
         Growth and
          Income Fund...   1,312,954,916  534,160,665  40,263,344    493,897,321
         Income and
          Growth Fund...     977,437,971  140,962,118  52,511,236     88,450,882
         Small Cap Value
          Fund..........     238,331,718   33,218,438  24,546,594      8,671,844
         Utility Fund...     125,513,045   46,070,105   5,677,488     40,392,617
         Value Fund.....     726,528,589  214,678,014   9,294,733    205,383,281

As of July 31, 1999, Income and Growth Fund and Small Cap Value Fund had capi-tal loss carryovers for federal income tax purposes of $102,000 expiring July 31, 2005 and $1,083,259 expiring July 31, 2007, respectively.

Income and Growth Fund's capital loss carryforward was created as a result of the July 31, 1999 acquisition of substantially all of the assets and assumption of certain liabilities of Evergreen American Retirement Fund. In accordance with income tax regulations, certain Income and Growth Fund gains may not be used to offset this capital loss carryforward. In addition to capital loss car-ryovers, capital losses incurred after October 31 within a fund's fiscal year end are deemed to arise on the first business day of the fund's following fis-cal year. For the fiscal year ended July 31, 1999, Small Cap Value Fund has in-curred and elected to defer $22,670,202 of capital loss.

9. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                           Total Fee       % of Average
                                        Credits Received Daily Net Assets
                                          -------------------------------
         Blue Chip Fund................     $20,715           0.00%
         Equity Income Fund............       7,002           0.00%
         Growth and Income Fund........      86,188           0.00%
         Income and Growth Fund........      56,615           0.01%
         Small Cap Value Fund..........      29,582           0.01%
         Utility Fund..................       8,298           0.01%
         Value Fund....................      39,780           0.00%

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Markets Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as ad-ministrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. This agreement terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or as gen-eral working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused por-tion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

During the year ended July 31, 1999, the Small Cap Value Fund had average borrowings outstanding of $256,000 at a rate of 5.94%.

12. CONCENTRATION OF CREDIT RISK

Utility Fund invests a substantial portion of its assets in issuers in the utilities industry. Therefore, it may be more affected by economic and politi-cal developments in that industry than would be a comparable general equity fund.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Blue Chip Fund, Evergreen Eq-uity Income Fund (formerly, Evergreen Fund for Total Return), Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Value Fund (formerly, Evergreen Small Cap Equity Fund), Evergreen Utility Fund, and Evergreen Value Fund, portfolios of the Evergreen Equity Trust, as of July 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, except the Evergreen Income and Growth Fund for the year ended July 31, 1998, see below, and financial highlights for each of the years or periods as described on pages 28 to 41. These financial statements and financial highlights are the responsibility of the Funds' management. Our re-sponsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits. For the Evergreen Income and Growth Fund, the statement of changes in net assets for the year ended July 31, 1998 and fi-nancial highlights for each of the years or periods ended prior to the year ended July 31, 1999 were audited by other auditors, whose report dated Septem-ber 15, 1998, expressed an unqualified opinion on that financial statement and financial highlights.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999 by correspondence with the custodian and brokers. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Equity Trust as of July 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting prin-ciples.

                                   /s/ KPMG LLP

Boston, Massachusetts
September 3, 1999

                       Additional Information (Unaudited)

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

DISTRIBUTIONS TO SHAREHOLDERS

During the period from August 1, 1999 to September 3, 1999, the Utility Fund declared the following distributions from net investment income:

         Record Date    Payable Date   Class A   Class B   Class C   Class Y
            ----------------------------------------------------------------
         8/30/1999       8/31/1999     $0.031    $0.023    $0.023    $0.034

These distributions are not reflected in these financial statements.

 FEDERAL TAX STATUS OF DISTRIBUTIONS

 Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term capital gain distribu-tions for the fiscal year ended July 31, 1999.

                                                   Distribution Per Share
                                                 --------------------
         Blue Chip Fund........................... $25,231,833   $1.833
         Equity Income Fund.......................  19,688,984    2.513
         Growth and Income Fund...................  43,791,535    0.596
         Income and Growth Fund...................  48,834,304    1.223
         Small Cap Value Fund.....................   2,069,527    0.100
         Utility Fund.............................  15,390,207    1.277
         Value Fund...............................   5,552,942    0.132

 For corporate shareholders, the following percentages of ordinary in-come dividends paid during the fiscal year ended July 31, 1999 quali-fied for the dividends and received deductions.

         Blue Chip Fund...........................................  23.65%
         Equity Income Fund.......................................  83.22%
         Growth and Income Fund...................................  52.35%
         Income and Growth Fund...................................  51.37%
         Small Cap Value Fund.....................................  94.36%
         Utility Fund............................................. 100.00%
         Value Fund............................................... 100.00%

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898




www.evergreen-funds.com

91150                                                           543691  09/99

                                                      ---------------
                                                          BULK RATE
                                                        U.S. POSTAGE
[LOGO OF EVERGREEN APPEARS HERE]                           PAID
                                                       PERMIT NO. 19
                                                         HUDSON, MA
200 Berkeley Street                                   ---------------
Boston, MA 02116

                                                               December 31, 1999

                                                  E v e r g r e e n  S e l e c t
                                                                    Equity Funds
                                                               Semiannual Report

[LOGO OF EVERGREEN FUNDS]                    [DALBAR MUTUAL FUND SERVICE AWARD]

                               Table of Contents

Letter to Shareholders .....................................  1

Evergreen Select Balanced Fund
Fund at a Glance ...........................................  2

Portfolio Manager Commentary ...............................  3

Evergreen Select Core Equity Fund
Fund at a Glance ...........................................  6
Portfolio Manager Commentary ...............................  7

Evergreen Select Diversified Value Fund
Fund at a Glance ...........................................  9
Portfolio Manager Commentary ............................... 10

Evergreen Select Large Cap Blend Fund
Fund at a Glance ........................................... 12
Portfolio Manager Commentary ............................... 13

Evergreen Select Secular Growth Fund
Fund at a Glance ........................................... 15
Portfolio Manager Commentary ............................... 16

Evergreen Select Small Cap Growth Fund
Fund at a Glance ........................................... 18
Portfolio Manager Commentary ............................... 19

Evergreen Select Small Company
Value Fund
Fund at a Glance ........................................... 22
Portfolio Manager Commentary ............................... 23

Evergreen Select Social Principles Fund
Fund at a Glance ........................................... 26
Portfolio Manager Commentary ............................... 27

Evergreen Select Strategic Growth Fund
Fund at a Glance ........................................... 29
Portfolio Manager Commentary ............................... 30

Evergreen Select Strategic Value Fund
Fund at a Glance ........................................... 32
Portfolio Manager Commentary ............................... 33

Financial Highlights

Evergreen Select Balanced Fund ............................. 35
Evergreen Select Core Equity Fund .......................... 36
Evergreen Select Diversified Value Fund .................... 37
Evergreen Select Large Cap Blend Fund ...................... 38
Evergreen Select Secular Growth Fund ....................... 39
Evergreen Select Small Cap Growth Fund . ................... 40
Evergreen Select Small Company Value Fund .................. 41
Evergreen Select Social Principles Fund .................... 42
Evergreen Select Strategic Growth Fund ..................... 43
Evergreen Select Strategic Value Fund ...................... 44

Schedule of Investments

Evergreen Select Balanced Fund ............................. 45
Evergreen Select Core Equity Fund .......................... 48
Evergreen Select Diversified Value Fund .................... 51
Evergreen Select Large Cap Blend Fund ...................... 54
Evergreen Select Secular Growth Fund ....................... 56
Evergreen Select Small Cap Growth Fund . ................... 58
Evergreen Select Small Company Value Fund .................. 60
Evergreen Select Social Principles Fund .................... 62
Evergreen Select Strategic Growth Fund ..................... 64
Evergreen Select Strategic Value Fund ...................... 66

Statements of Assets and Liabilities ....................... 68

Statements of Operations ................................... 70

Statements of Changes in Net Assets ........................ 72

Combined Notes to Financial
Statements ................................................. 76

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in asssets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:       NOT FDIC INSURED       May lose value . not bank guaranteed

                           Evergreen Distributor,Inc.
   Evergreen Funds(SM) is a service mark of Evergreen Investment Services,Inc.

                             Letter to Shareholders
                             ----------------------
                                  February 2000

[PHOTO]

William M. Ennis

[PHOTO]

Dennis Ferro

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Select Equity Funds semiannual report for the period ended December 31, 1999.

Continued Strength in the Domestic Economy

Although the U.S. economy is in the ninth year of economic expansion, many believe that valuation levels in some sectors of the stock market are just not sustainable. The second half of 1999 was marked by the S&P 500 falling in the first three months before rebounding nearly 15% in the last three months. While equity investors have experienced a turbulent investment environment over the last six months, concerns about rising interest rates, inflation and Y2K fears in the opening months were stifled resulting in eventually every major market index being driven higher during the fourth quarter of 1999.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. Additional interest hikes would likely have a negative effect on stock prices, which could restrain consumer spending; however, many investors are waiting for just such a scenario to take place, so they can take advantage of lower stock prices as a buying opportunity.

We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We remain cautiously optimistic about the prospects for continued growth in the markets.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including 1999 tax information, an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.


/s/ Dennis H. Ferro

Dennis Ferro
Chief Investment Officer
First Union National Bank
Capital Management Group

                                   EVERGREEN
                             Select Balanced Fund
                    Fund at a Glance as of December 31, 1999

 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Balanced Fund uses a systematic and disciplined investment approach which provides exposure to both the equity and fixed income markets. The basis of this approach is founded in the belief that stocks offer the greatest long-term growth opportunities while bonds provide income and less risk to principal.

                                    Process

The Fund employs a blended approach to equity investing, utilizing companies with both value- and growth-oriented characteristics. Within the fixed income component, portfolio performance is enhanced while seeking to control risk by managing duration, sector allocation and security selection.

                                   Benchmarks

                     Standard & Poor's 500 Index (S&P 500)
                     Lehman Brothers Government/Corporate
                              Bond Index (LBGCBI)


 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------
Portfolio Inception Date: 4/01/1991                 Class I     Class IS
Class Inception Date                               1/22/1998    4/9/1998
Average Annual Returns
6 months                                             11.60%      11.48%
1 year                                               13.93%      13.69%
3 years                                              15.40%      15.33%
5 years                                              16.84%      16.79%
Since Portfolio Inception                            13.02%      12.99%
6-month income dividends per share                   $0.25       $0.23
6-month capital gain distributions per share         $0.53       $0.53


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                              Consumer Price
             Select Balanced    Index - US       S & P 500      Lehman Brothers

 3/31/91       1,000,000         1,000,000       1,000,000         1,000,000
12/31/91       1,143,581         1,021,481       1,139,198         1,130,782
12/31/92       1,237,351         1,051,111       1,225,975         1,216,511
12/31/93       1,369,502         1,080,000       1,349,546         1,350,712
12/31/94       1,339,851         1,108,889       1,367,374         1,303,321
12/31/95       1,698,966         1,137,037       1,881,278         1,554,111
12/31/96       1,897,974         1,174,815       2,313,128         1,599,216
12/31/97       2,300,631         1,194,815       3,084,864         1,755,270
12/31/98       2,560,978         1,214,074       3,966,332         1,921,815
12/31/99       2,918,285         1,247,407       4,801,394         1,880,249


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Balanced Fund Class I1, the S&P 500, the LBGCBI and the Consumer Price Index
(CPI).

The S&P 500 and the LBGCBI are unmanaged indices which do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class I prior to its inception is based on the performance of the Class Y Shares of Evergreen Balanced Fund II. Historical performance shown for Class IS reflects that of Class Y Shares of Evergreen Balanced Fund II, through 1/22/1998, the inception of Class I Shares. Performance from 1/23/1998 through the inception of Class IS Shares reflects that of Class I Shares. Performance prior to inception of Class IS Shares does not include this class' 0.25% 12b-1 fees. Class I Shares do not pay a 12b-1 fee. If fees were reflected, returns would have been lower.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not the Fund's shares.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                             Select Balanced Fund
                          Portfolio Manager Commentary


Portfolio Management Team

            [PHOTO]                                        [PHOTO]

        W. Shannon Reid,                                David M. Chow,
              CFA                                            CFA

                                    [PHOTO]

                              Rollin C. Williams,
                                      CFA


Performance

For the six-month period ended December 31, 1999, the Fund's, Class I Shares, posted an 11.60% return. This compared favorably to returns of 0.13% and 7.69%, respectively, for the Fund's benchmarks, the Lehman Brothers
Government/Corporate Bond Index and the S&P 500, for the same period. The Fund's solid performance in the fourth quarter and throughout the year can be attributed to a heavy weighting and strong stock selection within the portfolio's technology component.


                                  Portfolio
                               Characteristics
                              ------------------
                              (as of 12/31/1999)

                Total Net Assets               $646,198,503
                Number of Holdings                      117
                P/E Ratio                             46.0x
                Beta                                   1.25


Environment

The past six months represented a markedly different period for equity and fixed income investors. Despite tame inflation news throughout the six months, bond prices fell as interest rates trended higher. Rising interest rates were prompted by the market's expectation of tighter monetary policy in response to stronger-than-expected GDP growth. From a sector standpoint, Treasury securities struggled during the period and underperformed the "spread" sectors, as investors flocked to the generous yields of corporates and mortgages.

The stock market, conversely, witnessed a roller coaster ride during the past six months, rebounding from a difficult third quarter and culminating with an amazing performance during the final three months. In fact, equity investors along the entire capitalization spectrum enjoyed this spectacular rebound and strong returns in the final half of the period. The S&P 500 posted a strong total return and growth stocks again won the value-versus-growth battle, as the large cap Russell 1000 Growth Index outperformed its value counterpart.

                                   EVERGREEN
                             Select Balanced Fund
                          Portfolio Manager Commentary

Strategy

1999 marked the worst year for bonds since 1994, and the Fund's exposure to this segment of the financial markets penalized total return. Within the portfolio's fixed income component, returns were negatively effected by a "barbelled" portfolio that was maintained during the fourth quarter (a "barbelled" portfolio structure is distinguished by securities primarily on both ends of the yield curve rather than in the middle.) This strategy--which paid off handsomely in 1997 and 1998--had a negative impact on performance during the last six months of 1999.

Conversely, the Fund's equity exposure had a very favorable impact on performance. The equity management team continues to employ a combination of quantitative and qualitative investment analysis that seeks to identify companies that they believe will exhibit superior and sustainable earnings growth. This methodology has resulted in a portfolio currently skewed towards technology and consumer cyclicals, and underweighted in traditional growth-oriented sectors such as consumer staples and health care.

As of December 31, 1999, technology represented the Fund's largest sector. Within the sector, we continue to emphasize three trends: (1) technological advances in communications networks, (2) the growth in demand for enterprise information storage solutions and (3) business-to-business electronic commerce.

Consumer cyclicals represented the Fund's second largest sector weighting at 21% versus 18% for the benchmark. Healthy consumer spending patterns, innovative business models, and strong management teams were the factors shared by our top performers which included Yahoo (up 151% for the period), America Online (up 38%), Home Depot (up 60%) and Wal-Mart (up 43%). We have always included Yahoo and America Online in the media subsector of consumer cyclicals as opposed to technology, a definition we believe was validated by the recently announced AOL/Time Warner merger.


                            Top 5 Industries--Equity
                  -------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                         19.3%
Healthcare Products & Services                                             6.9%
Communication Systems & Services                                           6.2%
Retailing & Wholesale                                                      5.5%
Telecommunication Services & Equipment                                     2.9%



                            Top 5 Industries--Bonds
                  -------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Treasury Bonds & Notes                                                    27.7%
Finance & Insurance                                                        4.3%
Banks                                                                      2.4%
Communication Systems & Services                                           1.4%
Oil/Energy                                                                 1.3%



                            Top 10 Equity Holdings
                  -------------------------------------------
                  (as a percentage of 12/31/1999 net assets)

Cisco Systems, Inc.                                                        3.3%
Microsoft Corp.                                                            3.2%
Yahoo!, Inc.                                                               2.3%
General Electric Co.                                                       1.9%
Lucent Technologies, Inc.                                                  1.5%
Home Depot, Inc.                                                           1.4%
Johnson & Johnson                                                          1.4%
America Online, Inc.                                                       1.4%
EMC Corp.                                                                  1.3%
Procter & Gamble Co.                                                       1.3%

                                   EVERGREEN
                             Select Balanced Fund
                          Portfolio Manager Commentary

                              Top 5 Bond Holdings
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

                          Coupon                              Maturity
U.S. Treasury Notes        7.75%                              2/15/2001    4.5%
U.S. Treasury Notes        6.88%                              5/15/2006    2.5%
U.S. Treasury Notes        7.25%                              5/15/2004    2.3%
U.S. Treasury Notes        5.50%                              3/31/2000    2.3%
U.S. Treasury Bonds        7.88%                              2/15/2021    2.0%


Outlook

Looking ahead, the policy statement issued by the Federal Reserve Board at the conclusion of its December Federal Open Market Committee meeting and the current forward momentum of the economy suggest interest rates are heading higher. In anticipation of higher rates, within our fixed income holdings we expect to maintain a shorter duration stance in early 2000.

From an equity perspective, though the past six months have been an extraordinary market environment, we urge investors not to expect returns of this magnitude to continue indefinitely. For the near term, we believe stock valuations in certain areas are overextended; nevertheless, we remain positive. Growth stock investing is ultimately about identifying companies that will produce superior and sustainable earnings growth. Given the extraordinary events taking place in the fields of technology, economics and global politics, we believe these opportunities are more abundant than ever.

                                   EVERGREEN
                            Select Core Equity Fund
                    Fund at a Glance as of December 31, 1999

 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Core Equity Fund utilizes a diversified style of equity management which capitalizes on opportunities in both value- and growth-oriented stocks. In serving the investment needs of individual investors, the Fund remains sensitive to tax implications.


                                    Process

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The Fund is managed using a team approach; investment managers locate attractive holdings using a unique blend of quantitative and traditional fundamental analysis skills.


                                   Benchmark

                      Standard & Poor's 500 Index (S&P 500)


 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------
Portfolio Inception Date: 12/31/1981                Class I      Class IS
Class Inception Date                               11/24/1997    2/4/1998
Average Annual Returns
6 months                                               8.02%       7.89%
1 year                                                17.64%      17.34%
3 years                                               19.18%      18.90%
5 years                                               23.83%      23.52%
10 years                                              14.37%      14.09%
Since Portfolio Inception                             15.80%      15.51%
6-month income dividends per share              $      0.20   $    0.10
6-month capital gain distributions per share    $      9.10   $    9.10


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

          Select Core Equity   Consumer Price Index - US    S&P 500 Composite

12/31/89       1,000,000               1,000,000                1,000,000
12/31/90         976,256               1,061,063                  968,948
12/31/91       1,250,825               1,093,577                1,264,172
12/31/92       1,322,176               1,125,297                1,360,469
12/31/93       1,419,470               1,156,225                1,497,597
12/31/94       1,316,091               1,187,153                1,517,380
12/31/95       1,795,355               1,217,288                2,087,661
12/31/96       2,263,388               1,257,732                2,566,887
12/31/97       2,883,973               1,279,144                3,423,285
12/31/98       3,257,596               1,299,762                4,401,453
12/31/99       3,831,966               1,335,448                5,328,124


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Core Equity Fund, Class I1, the S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                            Select Core Equity Fund
                          Portfolio Manager Commentary


Portfolio Management Team

The Fund is managed by Mark C. Sipe, CFA and Hanspeter Giger, CFA who have over 33 years of combined investment experience.


  [PHOTO]                                                         [PHOTO]

Mark C. Sipe                                                  Hanspeter Giger


Performance

The Fund's Class I Shares, performed well for the six-month period ended December 31, 1999, returning 8.02% versus the S&P 500's 7.69% return for the same period. This favorable performance did not come easily in a market still led by the very largest capitalization stocks, and further, dominated by one sector--technology. The results were equally gratifying in that they followed a restructuring of the Fund aimed at better representing the largest stocks in the market in proportion to their weightings in the S&P 500 index.



                                  Portfolio
                               Characteristics
                              ------------------
                              (as of 12/31/1999)

Total Net Assets                                                  $2,718,664,136
Number of Holdings                                                           126
P/E Ratio                                                                  29.0x
Beta                                                                        0.93


Environment

The stock market continued to provide plenty of excitement in the second half of calendar 1999. The first three months of the period actually saw the S&P 500 close down over 6%, with all market sectors, except technology down on a price basis. However, the final three months more than made up for that poor interim showing. As evidence of the ongoing relative strength of size (i.e. capitalization) in the market, when taken as a group, the largest 50 stocks in the S&P 500 index outperformed the 50 smallest by an amazing 51 percentage points.

The largest of the large capitalization stocks continue to provide the bulk of the market's returns, but an added narrowness took hold in the form of spectacular performance by the technology sector, especially in the fourth quarter of the year. Emblematic of that performance was the return of the technology-heavy NASDAQ 100 Index, which was up almost 54% in the quarter, and up over 60% for the six months. Within the S&P 500 specifically, technology was far and away the strongest sector, up over 36% during the quarter, and up over 40% for the full period. That compares with the performance of the next strongest sector, consumer cyclicals, which appreciated over 20% in the quarter, but only about 8% for the second half of 1999.

                                   EVERGREEN
                            Select Core Equity Fund
                          Portfolio Manager Commentary

The returns of the remaining S&P sectors were uniformly below the performance of the index during the final three months of 1999, and almost uniformly so during the full period.


Strategy

Contributions to the Fund's performance during the reporting period came primarily from overweighted positions in capital goods and health care. In the case of capital goods, the bulk of the returns were generated by a single holding, General Electric, which was up over 38% for the six months. Within health care, a sector which performed reasonably poorly in the market during the time frame analyzed, nevertheless contributed to Fund performance through superior stock selection. A number of the Fund's holdings, namely Amgen, Lincare Holdings, Teva Pharmaceuticals, Tenet Healthcare, and Warner Lambert were up well in excess of the S&P's returns. As would be expected, an overweighted position in the Fund's technology holdings was the proper stance during the period. Technology holdings that contributed most positively included Oracle, Nokia, Comverse Technology, Applied Materials, Network Associates, and Cisco, all of which were up in excess of 65%. Offsetting the full benefit of the Fund's sector weighting, however, was poor performance by the Fund's fifth largest position, International Business Machines.


                                Top 5 Industries
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                          23.1%
Healthcare Products & Services                                             10.3%
Communication Systems & Services                                            8.8%
Finance & Insurance                                                         7.5%
Retailing & Wholesale                                                       7.2%


                                 Top 10 Holdings
                    ----------------------------------------
                     (as a percentage 12/31/1999 net assets)

General Electric Co.                                                        6.8%
Microsoft Corp.                                                             6.6%
Cisco Systems, Inc.                                                         4.8%
Intel Corp.                                                                 2.9%
International Business Machines Corp.                                       2.8%
MCI WorldCom, Inc.                                                          2.3%
Coca Cola Co.                                                               2.2%
Wal-Mart Stores, Inc.                                                       2.1%
Exxon Mobil Corp.                                                           2.1%
Bristol-Myers Squibb Co.                                                    1.8%


Outlook

The outlook for the stock market going forward will continue to be shaped by expectations surrounding the direction of interest rates, corporate earnings, and trends in domestic and international economies. At present, inflation and economic growth worldwide continue to provide a positive backdrop for stocks. However, an upward move in interest rates, which has not been met by a slowing of index gains, may warrant some caution in the near term. Within the Fund, investments will continue to be selected focusing on a combination of strong fundamental outlooks and attractive relative valuations.

                                   EVERGREEN
                         Select Diversified Value Fund
                    Fund at a Glance as of December 31, 1999


 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Diversified Value Fund is a fund with an emphasis on traditional value, utilizing fundamental analysis to determine if a stock is selling at a reasonable valuation level. The Fund seeks to capture the best opportunities in a value universe by emphasizing securities with perceived intrinsic value above current market levels due to temporary or anticipated problems.


                                    Process

Primarily, the Fund invests in undervalued companies using a "bottom-up" approach that concentrates on analyzing security fundamentals rather than broad economic forecasts. The Diversified Value team strives to produce a portfolio that best controls risk and balances a risk/reward relationship.


                                   Benchmark

                     Standard & Poor's 500 Index (S&P 500)


 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------

Portfolio Inception Date: 1/03/1991                Class I     Class IS
Class Inception Date                              1/22/1998    3/31/1998
Average Annual Returns
6 months                                              7.27%        7.11%
1 year                                               17.13%       16.79%
3 years                                              17.06%       16.39%
5 years                                              20.38%       19.97%
Since Portfolio Inception                            16.46%       16.23%
6-month income dividends per share                   $0.09        $0.06
6-month capital gain distributions per share         $1.08        $1.08


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

               Evergreen         Consumer Price
          Select Diversified       Index - US          S&P 500

  1/3/91        1,000,000           1,000,000         1,000,000
12/31/91        1,283,236           1,030,600         1,304,700
12/31/92        1,389,775           1,060,500         1,404,100
12/31/93        1,524,936           1,089,700         1,545,600
12/31/94        1,556,105           1,118,800         1,566,000
12/31/95        2,057,218           1,147,200         2,154,600
12/31/96        2,452,576           1,185,400         2,649,100
12/31/97        3,090,385           1,205,500         3,533,000
12/31/98        3,359,805           1,225,000         4,542,500
12/31/99        3,934,708           1,258,600         5,498,900


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Diversified Value Fund Class I1, the S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class I prior to its inception is based on the performance of the Class Y Shares of Evergreen Value Fund. Historical performance shown for Class IS reflects that of Class Y Shares of Evergreen Value Fund, through 1/22/1998, the inception of Class I Shares. Performance from 1/23/1998 through the inception of Class IS Shares reflects that of Class I Shares. Performance prior to inception of Class IS Shares does not include this class' 0.25% 12b-1 fees. Class I Shares do not pay a 12b-1 fee. If fees were reflected, returns would have been lower.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                         Select Diversified Value Fund
                          Portfolio Manager Commentary


Portfolio Management

Eric M. Teal is manager of the Evergreen Select Diversified Value Fund. He employs rigorous fundamental analysis combined with a disciplined quantitative approach to seek superior results and adherence to risk/reward objectives.



                                    [PHOTO]

                                  Eric M. Teal


Performance

For the six-month period ended December 31, 1999, the Fund's Class I Shares 7.27% return narrowly trailed that of its benchmark, the S&P 500 Index, which returned 7.69% for the same period.


                                   Portfolio
                                Characteristics
                              --------------------
                               (as of 12/31/1999)

Total Net Assets                                                    $544,552,587
Number of Holdings                                                           100
P/E Ratio                                                                  29.0x
Beta                                                                        1.19


Environment

The first half of the Fund's fiscal year was broken into two distinctly different periods, as the market fell sharply during the first three months, then rebounded dramatically in the final quarter of 1999. Negative returns in the opening months were primarily a result of well-publicized Y2K risks, higher crude oil prices and rising interest rates that all combined to concern investors.

In the second half of the period, the equity markets continued their familiar trend from the past few years, amazing investors by climbing ever higher. Against this backdrop, nearly every major market index posted solid gains, and investors shrugged off their earlier fears. The negative factors that threatened the market's continued growth were offset by what the expert's have dubbed "Economic Nirvana"--strong economic growth, benign inflation and low unemployment. These ideal conditions along with strong earnings reports and enthusiasm for equities prompted investors to shrug off any negative information, and stock prices soared.


                                Top 5 Industries
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                          15.5%
Healthcare Products & Services                                              9.1%
Finance & Insurance                                                         8.7%
Retailing & Wholesale                                                       8.2%
Electrical Equipment & Services                                             7.5%

                                   EVERGREEN
                         Select Diversified Value Fund
                          Portfolio Manager Commentary


Strategy

During the six months, Fund results steadily increased in a volatile and narrow market. Our multi-cap core strategy continues to emphasize all sectors with no more than 75% of our stocks concentrated in large capitalization companies. Identifying companies with a reasonable valuation and exhibiting some degree of earnings acceleration is our primary objective.

Performance during the six-month period slightly trailed the narrow, technology-laden S&P 500 Index. Positive stock selection contributed to the improving results. Many of our top holdings have been in the wireless handset industry, including Motorola, which gained over 60%, and Nokia, up over 100%. Semiconductor related stocks continued to outperform due to pricing improvements; Applied Materials rose over 65%. Biotechnology stocks also showed strong gains during the period with Amgen up almost 100%. Our underperformers were traditional defensive value stocks which included Philip Morris.


                                Top 10 Holdings
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Motorola, Inc.                                                              3.8%
Microsoft Corp.                                                             3.4%
General Electric Co.                                                        3.2%
Wal-Mart Stores, Inc.                                                       3.1%
American International Group, Inc.                                          2.4%
Lucent Technologies, Inc.                                                   2.0%
Ford Motor Co.                                                              1.8%
Lowe's Companies, Inc.                                                      1.8%
Cisco Systems, Inc.                                                         1.8%
Pfizer, Inc.                                                                1.6%


The Fund remains committed to closely monitoring risk and continuing to focus on stock selection rather than sector risks. Recent additions--especially in the technology sector--have focused on earnings growth and valuation rather than simply momentum.


Outlook

1999 was a tremendous year for the equity markets and technology stocks in particular, with the technology-heavy NASDAQ gaining over 85%. The economy continued to be very robust and earnings growth continued to accelerate upward. We expect the Fed to make some aggressive moves to slow growth during early 2000. We believe that a higher interest rate environment sharpens our focus on identifying companies with sustainable and quality driven earnings. At this point our favorite sectors are still technology, along with basic materials and consumer cyclicals. We also have not given up on utilities, which currently enjoy historically high yields. Additionally, the financial sector is beginning to look attractive, but we do not want to be too premature in overweighting the group.

                                   EVERGREEN
                          Select Large Cap Blend Fund
                    Fund at a Glance as of December 31, 1999

 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Large Cap Blend Fund invests in large and mid-sized U.S. companies, blending those that display both value and growth-oriented characteristics. This philosophy holds that value and growth stocks tend to be counter-cyclical, outperforming the broad market at different times. Diversification between the two approaches tends to provide less volatile investment results over time.

                                    Process

Research and stock selection focus on companies of sound financial quality which have strong management teams and maintain competitive leadership positions within their respective industries. These companies are identified using a fundamental, bottom-up stock selection process which is research-intensive.

                                   Benchmark

                           Russell 1000 Growth Index
                             (Russell 1000 Growth)


 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------

Portfolio Inception Date: 12/31/1993              Class I      Class IS
Class Inception Date                             11/24/1997    3/12/1998
Average Annual Returns
6 months                                               3.53%        3.41%
1 year                                                 9.74%        9.45%
3 years                                               16.98%       16.71%
5 years                                               24.20%       23.90%
Since Portfolio Inception                             18.74%       18.45%
6-month income dividends per share                    $0.13        $0.08
6-month capital gain distributions per share          $6.51        $6.51

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                                   Consumer Price        Russell 1000
            Select Large Cap         Index - US              Growth
12/31/93      1,000,000              1,000,000             1,000,000
12/31/94        948,384              1,026,749             1,026,561
12/31/95      1,324,983              1,052,812             1,408,288
12/31/96      1,750,686              1,087,791             1,733,917
12/31/97      2,283,227              1,106,310             2,262,535
12/31/98      2,553,381              1,124,143             3,138,235
12/31/99      2,802,807              1,155,007             4,178,330


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Large Cap Blend Fund Class I1, the Russell 1000 Growth and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                          Select Large Cap Blend Fund
                          Portfolio Manager Commentary

Portfolio Management Team

The Evergreen Select Large Cap Blend Fund is managed by Timothy M. Stevenson and Eric M. Teal. The team-oriented approach incorporates multiple perspectives to attempt to identify the most attractive opportunities in the market and ensures adherence to the style-specific objectives.

                    [PHOTO]                        [PHOTO]

                   Timothy M.                    Eric M. Teal
                  Stevenson, CFA

Performance

For the six-month period ended December 31, 1999, the Fund's Class I Shares returned 3.53% trailing that of its benchmark, the Russell 1000 Growth Index, which returned 20.56% for the same period. The Fund lagged its benchmark primarily due to under-exposure to semiconductors and electronics equipment makers within the technology sector as well as poor returns among its capital goods and consumer cyclical holdings.


                                   Portfolio
                                Characteristics
                               ------------------
                               (as of 12/31/1999)
Total Net Assets                                                    $344,647,844
Number of Holdings                                                            63
P/E Ratio                                                                  27.4x
Beta                                                                        1.09


Environment

The first half of the Fund's fiscal year was broken into two distinctly different periods, as the market fell sharply during the first three months, then rebounded dramatically in the final quarter of 1999. Negative returns in the opening months were primarily a result of well-publicized Y2K risks, higher crude oil prices and rising interest rates that all combined to concern investors.

In the second half of the fiscal period, the equity markets continued their familiar trend from the past few years, amazing investors by climbing ever higher. Against this backdrop, nearly every major market index posted solid gains, and investors shrugged off earlier fears. The negative factors that threatened the market's continued growth were offset by what the expert's have dubbed "Economic Nirvana"--strong economic growth, benign inflation and low unemployment. These ideal conditions along with strong earnings reports and enthusiasm for equities--the overwhelming asset class of choice--prompted investors to shrug off any negative information, and stock prices soared.


                                Top 5 Industries
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                          21.2%
Communication Systems & Services                                           10.7%
Healthcare Products & Services                                             10.4%
Finance & Insurance                                                         8.9%
Banks                                                                       5.9%

                                   EVERGREEN
                          Select Large Cap Blend Fund
                         Portfolio Manager Commentary

Strategy

During the six months, Fund results rose but trailed the S&P 500 Index due to specific stock selection. Relative performance was lost due to significant earnings disappointments from Waste Management and Bank One. A large position in Bank of America also subtracted from total return as rising interest rates penalized most financial services companies. Within the portfolio's financial weighting, we reduced exposure to insurance companies. Lastly, speculation surrounding accounting issues at Tyco resulted in a pull back on one of Wall Street's favorite stocks.

Offsetting some negative factors were strong fourth-quarter performances by the portfolio's technology and communication services holdings. Underlying a modestly overweighted technology position, Microsoft, EMC Corp. and Cisco Systems--three of the Fund's top four holdings--jumped 28.9%, 53.1% and 56.2%, respectively, during the final three months. The portfolio's weighting of communication services stocks was increased in the latter part of the period due to positive underlying fundamentals that this sector currently enjoys. MCI Worldcom, GTE Corp and Motorola represent three holdings within this high-growth sector.

Our strongest performers during the six months were our significant picks in technology with Cisco and EMC Corp rising over 60% and 80%, respectively.
Alcoa, our top holding in the basic metal products and services sector rose over 31%.


                                Top 10 Holdings
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Microsoft Corp.                                                             5.4%
General Electric Co.                                                        5.1%
EMC Corp.                                                                   4.6%
Cisco Systems, Inc.                                                         4.5%
MCI WorldCom, Inc.                                                          3.9%
Exxon Mobil Corp.                                                           3.5%
Dayton Hudson Corp.                                                         3.1%
Citigroup, Inc.                                                             3.1%
GTE Corp.                                                                   2.9%
Warner-Lambert Co.                                                          2.6%


Outlook

1999 was a tremendous year for the equity markets and technology stocks in particular, with the technology-heavy NASDAQ gaining over 85%. The economy has continued to be very robust and earnings growth has continued to accelerate upward. We expect the Federal Reserve to make some aggressive moves to slow growth during early 2000. We believe that a higher interest rate environment increases our focus on identifying those companies with sustainable and quality driven earnings. At this point our favorite sectors are still technology, along with basic materials and consumer cyclicals. We also have not given up on utilities, which enjoy historically high yields. Additionally, the financial sector is beginning to look attractive, but we do not want to be too premature in overweighting the group.

                                   EVERGREEN
                          Select Secular Growth Fund
                    Fund at a Glance as of December 31, 1999


 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Secular Growth Fund seeks to identify companies that are positioned to capitalize upon favorable secular trends within the U.S. economy. We accomplish this by using highly focused fundamental research along with quantitative tools to select high quality, large cap growth companies that exhibit consistent and accelerating earnings growth.


                                    Process

Stephen Dalton and his team of dedicated analysts utilize a disciplined investment process in order to construct a portfolio of large cap, high quality, growth-oriented companies:

     .    Ideas generated by the Secular Growth Team analysts

     . Daily meetings to discuss buy/sell candidates, establish priorities and discuss the market

     . Analyst recommendations are made to the team; team leaders make final decisions

     .    Quantitative tools are used to verify or challenge recommendations


                                   Benchmark

                     Standard & Poor's 500 Index (S&P 500)


 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------

Portfolio Inception Date: 12/31/1994               Class I     Class IS
Class Inception Date                              2/26/1999    2/26/1999
Average Annual Returns
6 months                                             50.01%       49.77%
1 year                                               66.30%       65.84%
3 years                                              45.04%       44.67%
5 years                                              39.16%       38.80%
Since Portfolio Inception                            39.19%       38.84%
6-month capital gain distributions per share         $3.27        $3.27


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

         Select Secular Growth   Consumer Price Index - US      S & P 500

12/31/94      1,000,000                   1,000,000             1,000,000
 6/30/95      1,197,451                   1,018,704             1,202,128
12/31/95      1,366,569                   1,025,384             1,375,833
 6/30/96      1,611,157                   1,046,760             1,514,679
12/31/96      1,709,825                   1,059,452             1,691,658
 6/30/97      1,947,789                   1,070,808             2,040,258
12/31/97      2,215,359                   1,077,488             2,256,050
 6/30/98      2,725,200                   1,088,844             2,655,629
12/31/98      3,137,643                   1,094,856             2,900,693
 6/30/99      3,479,044                   1,110,220             3,260,309
12/31/99      5,219,120                   1,124,916             3,511,398


Comparison of change in value of a $1,000,000 investment in Evergreen Select Secular Growth Fund, Class I1, S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.



1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Classes I and IS prior to 7/12/1999 is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                          Select Secular Growth Fund
                         Portfolio Manager Commentary

Portfolio Management

                             Stephen M. Dalton, CFA

Stephen Dalton is the portfolio manager of the Evergreen Select Secular Growth Fund and has 15 years of investment management and research experience, managing growth and balanced portfolios. In addition, he has covered the health care, technology, retail, media and entertainment industries. Prior to joining First Capital, Steve was a Senior Portfolio Manager at CoreStates Investment Advisory, which was acquired by First Union in 1998. Mr. Dalton is supported by a team of three dedicated analysts with a combined 59 years of investment experience.


Performance

For the six-month period ended December 31, 1999, the Fund's Class I Shares posted a 50.01% return. The Fund's performance significantly outpaced its benchmark, the S&P 500, which returned 7.69% for the same period.

                                   Portfolio
                                Characteristics
                              --------------------
                               (as of 12/31/1999)

Total Net Assets                                                    $945,307,303
Number of Holdings                                                            57
P/E Ratio                                                                  67.5x
Beta                                                                        1.29


Environment

The first half of the Fund's six-month period ended 12/31/1999 was broken into two distinctly different periods: the first three months in which the stock market posted negative returns, and the amazing year-end ascent. The one constant through this roller-coaster ride was the strong relative performance by growth stocks.

Underlying this growth-dominated marketplace, was the extraordinary relative performance of the technology sector. In the final three months alone, the technology sector soared nearly 37%. Coupled with rising interest rates that penalized value-oriented equity strategies, the technology-deficient value indices trailed their growth counterparts throughout the period.


                               Top 5 Industries
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                          30.5%
Retailing & Wholesale                                                      16.0%
Communication Systems & Services                                           14.2%
Finance & Insurance                                                         9.4%
Healthcare Products & Services                                              6.8%

                                   EVERGREEN
                          Select Secular Growth Fund
                         Portfolio Manager Commentary


Strategy

The Fund emphasizes large capitalization U.S. companies that have generated consistent above-average historical and prospective profitability, as well as issues which we believe will post accelerating earnings growth. The investment process is based on an intensive top-down strategy that identifies secular themes within the U.S. economy, and seeks to exploit them by identifying companies with specific growth characteristics.

Within the technology sector (currently our largest sector weighting, though roughly benchmark weighted) particular emphasis was placed on issues providing internet infrastructure, both hardware and software support, security, high speed access and bandwidth. As technological innovation spurs productivity and continues to drive the U.S. economy, we feel these particular areas are poised to exploit this powerful secular trend. In fact, strong returns by companies in these areas had an extremely positive effect on total return, allowing the Fund to outpace its benchmark and peer group average significantly during the past six months.

Exceptional performance can also be attributed to a strong fourth quarter rebound in the Fund's overweighted position in communication services--another area the Fund enjoys very favorable underlying secular fundamentals. This sector weighting was bolstered in September, with two of the portfolio's holdings in this group--Global Crossing and Metromedia Fiber Networks--soaring 92% and 95%, respectively, in the final three months alone.

Exceptional six-month returns by newly added tech holdings in telecom equipment (JDS Uniphase, up 289%, and Broadcom, up 88%), and internet infrastructure software (Broadvision up 592%, Veritas, 352%, Verisign, 342%, and Sun Microsystems, 125%), played a critical role in the Fund's superior performance.

New positions purchased during the quarter also contributed to strong performance. These include Exodus, the premier web hosting service company, up 101% from our mid-October entry to quarter-end and Nokia, up 92% since early October inclusion in the Fund. Our technology holdings represented the largest sector weighting--46% of the portfolio compared to 43% of the benchmark--and rose a dramatic 99% in the fourth quarter alone.

Though we remain extremely "bullish" on the technology sector over the long term, we strategically took profits from some of our outstanding technology performers in late December, and increased exposure to retail and financial stocks due to both secular and seasonal factors in the first half of 2000.


                                Top 10 Holdings
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Home Depot, Inc.                                                            3.2%
American Express Co.                                                        3.1%
Wal-Mart Stores, Inc.                                                       3.1%
Costco Wholesale Corp.                                                      3.1%
Dayton Hudson Corp.                                                         2.9%
VeriSign, Inc.                                                              2.8%
EMC Corp.                                                                   2.7%
Cisco Systems, Inc.                                                         2.5%
Veritas Software Corp.                                                      2.5%
JDS Uniphase Corp.                                                          2.4%


Outlook

Looking ahead, we anticipate continued quiescent inflation. Nevertheless, as we anticipate persistent strong performance from the internet infrastructure and business-to-business e-commerce arenas in technology, we remain bullish on the Fund's positioning. Areas in which we remain especially bullish are telecom equipment and services, internet infrastructure software, web hosting services, and pervasive computing (wireless internet access). We also maintain a favorable outlook for the financial sector, an area exploiting both the demographic influence of higher levels of public investing and the globalization of corporate financial services.

                                   EVERGREEN
                         Select Small Cap Growth Fund
                   Fund at a Glance as of December 31, 1999


 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

The Fund seeks to provide shareholders with long-term growth of capital by investing in small company stocks. We believe that the risk associated with smaller company stocks can be managed effectively by diversification and careful attention to valuation.

                                    Process

The Fund manager uses a fundamental, bottom-up stock selection process, which is research-intensive. The Fund generally invests in stocks of companies which have market capitalization of $1 billion or less and above average long-term growth rates. Our research process identifies buying opportunities in small company stocks of high-quality companies with a competitive advantage, growth-oriented, and reasonably valued.

                                   Benchmark

                           Russell 2000 Growth Index
                             (Russell 2000 Growth)


 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------

Portfolio Inception Date: 12/28/1995                             Class I
Class Inception Date                                           12/28/1995
Average Annual Returns
6 months                                                          46.15%
1 year                                                            58.84%
3 years                                                           20.43%
Since Portfolio Inception                                         20.42%


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

             Select Small Cap             CPI              Russell 2000

12/31/95         1,000,000             1,000,000             1,000,000
 6/30/96         1,148,043             1,020,847             1,119,229
12/31/96         1,204,639             1,033,225             1,112,624
 6/30/97         1,231,918             1,044,300             1,170,760
12/31/97         1,296,860             1,050,814             1,256,739
 6/30/98         1,381,194             1,061,889             1,325,311
12/31/98         1,324,461             1,067,752             1,272,237
 6/30/99         1,439,564             1,082,736             1,435,321
12/31/99         2,103,624             1,097,068             1,820,534


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Small Cap Growth Fund Class I1, the Russell 2000 Growth and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.



Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater volatility due to the higher risk of failure.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                         Select Small Cap Growth Fund
                         Portfolio Manager Commentary


Portfolio Management


Evergreen Select Small Cap Growth Fund is managed by Thomas L. Holman. Mr. Holman is a member of the Small Cap Growth Team at Evergreen Investment Management Company, where he manages the Fund and separately managed, small-cap growth accounts. His research responsibilities are focused on telecommunication service companies. Prior to joining Evergreen in 1997, Mr. Holman was a portfolio manager and securities analyst at Invista Capital Management. He developed quantitative models and had co-management responsibility for several small- and mid-cap portfolios. As an analyst, he was a generalist, covering a wide variety of industries, including technology, telecommunications equipment, media services, basic industry, consumer staples and retail. Mr. Holman received both his B.S. and M.B.A degrees from Iowa State University.

                                    [PHOTO]

                                Thomas L. Holman


Performance

Evergreen Select Small Cap Growth Fund performed exceptionally well during the six-month period ended December 31, 1999. The Fund's Class I shares had a total return of 46.15% during the six months, compared to a 26.83% return for the benchmark Russell 2000 Growth Index.

The Fund's heavy emphasis on the technology sector, and good stock selection within the sector, drove performance. Software companies, especially those involved in commerce on the internet, and hardware companies, including manufacturers of semi-conductors and components, all contributed to the Fund's excellent returns.


                                   Portfolio
                                Characteristics
                             --------------------
                              (as of 12/31/1999)
Total Net Assets                                                    $111,493,601
Number of Holdings                                                            70
P/E Ratio                                                                  36.4x
Beta                                                                        1.31


Environment

The most significant development during the six months was the growing realization that technology and its business implications were expanding faster than anyone had anticipated. The internet propelled this growing awareness that technology was both creating new enterprises and changing traditional business operations. "Brick-and-mortar" retailers, for example, began evolving into "click-and-mortar" operations in which their traditional stores became supplemented by catalogue operations and websites. In the business-to-business environment, large enterprises such as General Electric and General Motors implemented new web-based systems, tying their production departments to their supplying companies, creating potentially enormous efficiencies in ordering and receiving supplies from vendors.

Investors' enthusiasm for technology spilled into the initial public offering market. Shares of new technology companies, especially those involved in e-commerce, rose rapidly.

The Fund was very well positioned to take advantage of these trends. Over the six-month period, the Fund's average weighting in technology totaled more than half its net assets. Software company stocks, for

                                   EVERGREEN
                         Select Small Cap Growth Fund
                          Portfolio Manager Commentary

example, averaged 16% of net assets during the period, while hardware averaged 23.6% and telecommunications averaged 12.6% of Fund net assets. All three industries were over-weighted when compared to investment benchmarks. In addition, stock selection within each of these industries was very good, as portfolio holdings outperformed sector benchmarks. The Fund also successfully invested in a number of initial public stock offerings, supporting overall performance.

                                Top 5 Industries
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                          31.1%
Business Equipment & Services                                               9.2%
Electronic Equipment & Services                                             8.1%
Electrical Equipment & Services                                             7.9%
Printing, Publishing, Broadcasting &
Entertainment                                                               7.3%


Strategy

Investments in the software industry were the largest contributors to performance, followed by hardware and telecommunications selections.

Electronic commerce was a major link among many of the better performing stocks in the portfolio, including two initial public offerings, or IPOs: Commerce One and Art Technology Group.

Commerce One, 20% of which is owned by General Motors, has developed a software system that manages an electronic marketplace linking major manufacturers, such as GM, with all suppliers, creating significant efficiencies in ordering and supplying parts for the production process. The stock rose 855% after the Fund's acquisition at the IPO. Art Technology Group is in a similar business, producing software that runs electronic commerce sites for other businesses. The Fund invested in the stock at its IPO in mid-July. The investment had appreciated 609% by the end of the period on December 31, 1999.

Other "e-commerce" investments that did particularly well included QRS Corp., which operates a data base for universal product codes for web-based commerce, allowing businesses to easily identify and keep track of products electronically. Its stock rose by 102% during the six-month period. Another successful investment was in Netegrity, which provides security systems for e-commerce operations and is linked to the General Electric system. Its stock rose by 129% after the Fund's investment on September 16, 1999 through the end of 1999.

Clarify, a company that produces software enabling corporations to keep track of all their relationships with customers and suppliers, was a leading performer. The Fund invested in Clarify in mid-August and enjoyed a 259% gain after Clarify received an acquisition offer from Nortel. Another software investment that performed particularly well was Progress Software. The stock of this company, which produces database management software, rose 101% during the six-month period.

The long-term potential of hand-held digital devices for computing and telecommunications drove the performance of many hardware-related investments. Among the successful investments were: Kopin, which makes semi-conductors for digital handsets; Three Five Systems, which manufactures display systems for handsets; and Sandisk, which produces very small semi-conductors that provide memory systems for digital phones.

Telecommunications tends to be dominated by large companies in which the Fund cannot invest. However, we did find opportunities in some smaller telecommunications companies, including Primus Telecom, which operates an international fibre-optic based network, and Rural Cellular, which provides cellular phone service in areas not serviced by the large, national networks.

                                   EVERGREEN
                         Select Small Cap Growth Fund
                          Portfolio Manager Commentary


                                Top 10 Holdings
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Kronos, Inc.                                                                3.6%
Documentum, Inc.                                                            2.6%
Universal Electronics, Inc.                                                 2.3%
Startek, Inc.                                                               2.2%
Three Five Systems, Inc.                                                    2.2%
QRS Corp.                                                                   2.2%
Entercom Communications Corp.                                               2.2%
Sandisk Corp.                                                               2.1%
Molecular Devices Corp.                                                     2.1%
Natural Microsystems Corp.                                                  2.1%


Strategy

We adjusted our long-term strategy of investing in small-company growth stocks to gain greater flexibility. We now can maintain investments in fast-growing companies, even if they grow to be larger than the limits of traditional small-cap benchmarks. We believe this flexibility will allow us to keep winning stocks for longer periods of time. While we have made this change, we still intend to keep our focus on small-cap stocks and keep the average market capitalization of holdings within the small-cap universe. As before, new investments will continue to be confined to small-cap stocks. This greater flexibility allowed us to main an investment in one of the Fund's best performing companies during the period, Applied Micro Circuits. It grew to be more than $6 billion in market capitalization. Under our older restrictions, we would have lost the opportunity to benefit from its growth after it reached $2 billion in market capitalization.


Outlook

Even after the strong performance of the past six months, we remain optimistic about the opportunities, particularly in technology. While we see some companies whose stock prices have grown too high for their business fundamentals, we also see significant investment opportunities created by the internet, fibre-optics in networks, and hand-held, wireless communications devices.

In addition, we believe there are excellent values in some non-technology stocks, including cyclical manufacturing and industrial companies whose stocks have been bypassed in the market's enthusiasm for technology. These include aluminum suppliers, paper and commodity processors and suppliers. Many of these companies are well positioned to benefit from the broad expansion of the global economy.

We will continue to exercise our long-term discipline to invest in small, high-growth companies with reasonable stock valuations. Additionally, we will continue to take profits where stock prices have grown more rapidly than justified by a company's future growth opportunities.

                                   EVERGREEN
                        Select Small Company Value Fund
                   Fund at a Glance as of December 31, 1999


 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Small Company Value Fund seeks capital appreciation by investing in little-known and relatively small companies. The management team seeks to identify small companies that are favorably priced and have both entrepreneurial managements and catalysts for growth. The investment discipline pays special attention to valuations and diversification by industry and company to reduce the volatility associated with small-cap stocks.

                                    Process

The Fund's management team uses an intensive research process to assemble a diversified stock portfolio of small companies that:

 .  Are potential merger and acquisition candidates;

 .  Have promising new products that can cause a dramatic change in earnings;

 . Are "value-timing" candidates because, while their stock may be temporarily out of favor, they offer the potential of good, long-term appreciation;

 .  Can benefit from re-structuring programs of management


                                   Benchmark

                            Russell 2000 Value Index
                              (Russell 2000 Value)



 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------

Portfolio Inception Date: 12/23/1997                    Class I       Class IS
Class Inception Date                                   12/23/1997    12/31/1998
Average Annual Returns
6 months                                                   -4.93%        -5.06%
1 year                                                     -3.29%        -4.01%
3 years                                                      n/a           n/a
5 years                                                      n/a           n/a
Since Portfolio Inception                                  -7.21%        -7.70%
6-month income dividends per share                         $0.02         $0.01


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

             Evergreen Select       Consumer Price          Russell 2000
             Sm Comp Value I          Index - US                 Value
12/31/97        1,000,000               1,000,000             1,000,000
 6/30/98          985,352               1,010,539             1,044,373
12/31/98          865,689               1,016,119               935,505
 6/30/99          880,655               1,030,378               984,678
12/31/99          837,249               1,044,017               921,555


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Small Company Value Fund Class I1, the Russell 2000 Value and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class IS prior to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected returns would have been lower.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater volatility due to the higher risk of failure.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                        Select Small Company Value Fund
                          Portfolio Manager Commentary


Portfolio Management

Evergreen Select Small Company Value Fund is managed by Jordan Alexander, CFA. Mr. Alexander joined Evergreen Asset Management Corp. in 1998, and is now a Vice President of the firm. Earlier in his career, he was a health care associate analyst at PaineWebber Incorporated and a senior financial analyst and auditor at Arthur Andersen LLP.

                                    [PHOTO]

                             Jordan Alexander, CFA


Performance

Evergreen Select Small Company Value Fund outperformed its benchmark during a very difficult period for small cap value investing. For the six-month period ended December 31, 1999, the Fund's Class I shares generated a total return of
 4.93%, compared with the Russell 2000 Value Index, a common benchmark of small company value investing, which had a total return of -6.41%. The performance of the Fund during the period was helped by strong gains in several issues in the technology/communications and health care sectors.


                                   Portfolio
                                Characteristics
                              --------------------
                               (as of 12/31/1999)

Total Net Assets                                                     $85,115,454
Number of Holdings                                                            83
P/E Ratio                                                                  20.9x
Beta                                                                         N/A


Environment

The final six months of 1999 offered a very difficult environment for small cap value investing. During this period, market leadership tended to be narrowly focused on a relatively small group of large cap growth and technology companies. While the Russell 2000 did well, performance tended to be limited to issues in the technology sector, especially companies focused on the internet, and initial public stock offerings. The Fund invests in attractively valued small cap companies with a history of stable earnings growth, and issues with these characteristics tended to be ignored by the market.


                                Top 5 Industries
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Banks                                                                      13.1%
Retailing & Wholesale                                                      13.0%
Building, Construction & Furnishings                                       12.2%
Consumer Products & Services                                               12.0%
Healthcare Products & Services                                             10.1%

                                   EVERGREEN
                        Select Small Company Value Fund
                          Portfolio Manager Commentary


Strategy

The present management team assumed responsibility for the Fund in September and began to restructure the portfolio. As part of the restructuring, we reduced the Fund's weighting in the financial services sector and removed issues that we believe had deteriorating business fundamentals and lacked catalysts for better stock performance. In addition, we began to add attractively valued investments in the technology and health care sectors. As we pursued this restructuring, we pared down the number of portfolio holdings by a third, reducing the number of companies from 128 on June 30 to 83 on December 31, 1999. In general, we did not change industry allocations significantly, although we did reduce Fund holdings in the financial sector, which we believe continue to be vulnerable in a rising interest rate environment.

The restructuring helped the performance of the Fund during the final two months of the fiscal period. Contributors to the improved performance included a number of issues in the technology, health care and telecommunications sectors. For example, approximately half of the 20 best performers in the Fund during the period were either new names or additions to existing holdings. These issues included Arthrocare and new names in the technology/communications sector, such as CSG Systems and SBS Technologies. Arthrocare, which appreciated 326.3% during the period, is developing several new products for the arthroscopy market. We initiated our position in Arthrocare early last year when the stock was trading at a forward price-earnings multiple of approximately 16x. The stock has performed very well, as investors began to focus on the company's opportunities in the spinal surgery and cosmetic surgery markets. CSG Systems, which appreciated 63.2% during the period, provides customer care and billing systems for the communications market. The company maintains its internally developed software and is benefiting from the trend toward billing/customer service outsourcing in the cable TV industry. CSG should see strong earnings growth over the next several years as subscriber revenues increase from new services offered by cable operators. SBS Technologies, which gained 44.6%, designs custom embedded computer products that are used in the aerospace, computer and telecommunications industries. The company's performance has been helped by several design wins in the rapidly growing telecommunications market.

Other new holdings that helped the Fund's performance included Whole Foods Market, which appreciated 41.6%, and Guess? Inc., which rose 32.1%. While many of the portfolio additions had a positive impact on performance, the Fund was hurt by a heavy weighting in financials, consumer cyclicals and consumer staples. Many of the issues in these sectors were affected by investors' concerns over rising interest rates.


                                Top 10 Holdings
                  --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Whole Foods Market, Inc.                                                    3.0%
Michael Foods, Inc.                                                         2.6%
Alpharma, Inc., Cl. A                                                       2.5%
Interim Services, Inc.                                                      2.1%
SBS Technologies, Inc.                                                      2.0%
Micros Systems, Inc.                                                        2.0%
Ross Stores, Inc.                                                           2.0%
Civic Bancorp.                                                              1.9%
Genlyte Group, Inc.                                                         1.9%
Furniture Brands International, Inc.                                        1.8%

                                   EVERGREEN
                        Select Small Company Value Fund
                          Portfolio Manager Commentary


Outlook

We are very positive about the potential for strong small-cap stock performance as valuations of small-caps relative to larger companies are at some of the most attractive levels in many years. In the past, the small-cap sector posted dramatic gains following similar periods of underperformance. For example, small-caps more than doubled in 1975-76 and were up over 65% in 1990-91 after declining about 20% in the preceding year. The acceleration of stock buybacks and merger and acquisition activity in the small-cap sector could provide a catalyst for the small-cap sector this year. Favorable small-cap performance has generally coincided with periods of strong cyclical growth, lower relative cost of capital, and a more profitable business environment. While the cost of capital for small-cap companies relative to larger companies suggests uncertainty, the overall economic outlook for earnings growth and profitability supports a favorable trend.

                                   EVERGREEN
                         Select Social Principles Fund
                    Fund at a Glance as of December 31, 1999


 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Social Principles Fund invests in the stocks of mid-sized U.S. companies, average market capitalization of $3 billion. The Fund emphasizes companies that generally respect human rights, play a role in local communities, and produce useful products in an environmentally sound way. This philosophy holds that socially conscious investing promotes responsible values without impairing long-term performance.

                                    Process

The Fund utilizes a fundamental, bottom-up stock selection process which is research intensive. In addition, the Fund utilizes an external Advisory Board whose role is to develop and continually review guiding policies and principles of social investing. All holdings are periodically reviewed to assure adherence to the Advisory Board Standards.

                                   Benchmark

                       Standard & Poor's MidCap 400 Index
                                (S&P MidCap 400)


 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------

Portfolio Inception Date: 5/31/1988                Class I      Class IS
Class Inception Date                              11/24/1997    3/12/1998
Average Annual Returns
6 months                                               5.53%        5.38%
1 year                                                 6.95%        6.68%
3 years                                               12.71%       12.39%
5 years                                               18.14%       17.83%
10 years                                              13.84%       13.56%
Since Portfolio Inception                             13.88%       13.60%
6-month income dividends per share                    $0.06        $0.04
6-month capital gain distributions per share          $8.48        $8.48


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

         Select Social Priniciples  Consumer Price Index - US   S & P 400 Midcap

12/31/89         1,000,000                 1,000,000             1,000,000
12/31/90           923,575                 1,061,063               948,811
12/31/91         1,328,376                 1,093,577             1,424,143
12/31/92         1,460,974                 1,125,297             1,593,830
12/31/93         1,601,794                 1,156,225             1,815,798
12/31/94         1,588,316                 1,187,153             1,751,021
12/31/95         2,187,987                 1,217,288             2,290,121
12/31/96         2,552,891                 1,257,732             2,729,431
12/31/97         3,151,017                 1,279,144             3,604,695
12/31/98         3,418,618                 1,299,762             4,293,463
12/31/99         3,656,298                 1,335,448             4,923,001


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Social Principles Fund Class I1, S&P MidCap 400 and the Consumer Price Index
(CPI).

The S&P MidCap 400 is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF were not registered under the 1940 Act and were not subject to certain investment restrictions. If the CTF had been registered, their performance might have been adversely affected.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                         Select Social Principles Fund
                          Portfolio Manager Commentary


Portfolio Management Team


                   [PHOTO]                      [PHOTO]

                  Jay Zelko            Timothy M. Stevenson, CFA


                                    [PHOTO]

                                 Eric. M. Teal

Performance

For the six-month period ended December 31, 1999, the Evergreen Select Social Principles Fund, Class I Shares', 5.53% return narrowly trailed that of its benchmark, the S&P Midcap 400 Index, which returned 7.35% for the same period. The Fund lagged its benchmark during the first three months due primarily to poor performance among its capital goods holdings. Strong relative returns in the final three months can be attributed to solid gains within the portfolio's technology exposure.


                                   Portfolio
                                Characteristics
                              -------------------
                               (as of 12/31/1999)

Total Net Assets                                                   $106,662,925
Number of Holdings                                                           68
P/E Ratio                                                                 23.0x
Beta                                                                       1.26


Environment

The first half of the Fund's fiscal year was divided into two distinctly different periods, as the market fell during the first three months, then rebounded sharply in the final quarter of 1999. Negative returns in the opening months were primarily a result of well-publicized Y2K risks, higher crude oil prices and rising interest rates that all combined to concern investors.

The market's second half comeback was a due to ideal economic conditions--strong economic growth, benign inflation and low unemployment--along with strong earnings reports, prompting investors to shrug off negative information and drive stock prices higher.



                                Top 5 Industries
                 --------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                          28.0%
Retailing & Wholesale                                                       8.3%
Healthcare Products & Services                                              7.1%
Finance & Insurance                                                         6.5%
Food & Beverage Products                                                    6.4%

                                   EVERGREEN
                         Select Social Principles Fund
                          Portfolio Manager Commentary



Strategy

The Fund lost ground during the volatile third quarter of 1999, but exceeded its benchmark during the fourth quarter. Technology and communication services represented two of the market's hottest-performing areas during the fourth quarter, and the portfolio's overweighted position in both aided the Fund's performance. Strong gains from computer hardware maker EMC Corp., up over 85%, improved results. Other technology stocks in the fiberoptic and software industries contributed to strong absolute performance: Veritas Software rose over 230%, JDS Uniphase gained over 225%, and semiconductor company, PMC-Sierra, jumped 120%.

Within a number of the portfolio's sector weightings, we remain strategically positioned to capitalize on specific subsectors that enjoy strong fundamentals. Underlying our technology exposure is an emphasis on semi-conducters and software manufacturers. Within our financial services weighting, we decreased exposure to insurance companies and we reduced the portfolio's weighting of medical services stocks within an already underweighted healthcare position.
Due to strong seasonal factors and positive underlying fundamentals in the retail sector, the portfolio remains very committed to this area. Current holdings include Best Buy, Circuit City and Abercrombie & Fitch. Conversely, we remain underweighted in the utility sector.



                                Top 10 Holdings
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

PMC-Sierra, Inc.                                                            6.5%
Veritas Software Corp.                                                      6.0%
Qwest Communications International, Inc.                                    3.6%
Teradyne, Inc.                                                              3.6%
Best Buy Co., Inc.                                                          3.3%
Compuware Corp.                                                             3.3%
Sanmina Corp.                                                               2.9%
Siebel Systems, Inc.                                                        2.3%
Tellabs, Inc.                                                               2.2%
United States Food Services                                                 2.1%



Outlook

We continue to hold an optimistic outlook for mid-cap equities. Though mid-cap stocks have underperformed their large-cap brethren for the past few years, there are signs that a market rotation may be taking place. Our forecast proved a few months premature, but the rotation definitely transpired during the final three months of 1999 as mid-cap stocks outpaced their larger counterparts.

We believe this valuation disparity between large-cap and smaller-cap stocks as well as mid-caps' own strong fundamentals, will attract investors to mid-cap equities. We anticipate mid-caps' solid performance to continue and enthusiastically look forward to the next few years.

                                   EVERGREEN
                          Select Strategic Growth Fund
                    Fund at a Glance as of December 31, 1999

 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Strategic Growth Fund is a growth-style equity product that emphasizes large and mid-sized U.S. companies. We believe that superior long-term returns can be achieved through a disciplined approach of investing in stocks with excellent historical and future earnings growth.

                                    Process

The Fund is managed by two investment professionals who utilize a unique blend of quantitative and qualitative fundamental analysis. This bottom-up stock selection process is research-intensive and identifies companies which exhibit strong current fundamentals, histories of superior earnings/dividend growth and rising earnings expectations.

                                   Benchmark

                           Russell 1000 Growth Index
                             (Russell 1000 Growth)


 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------
Portfolio Inception Date: 12/31/1994                    Class I      Class IS
Class Inception Date                                   11/24/1997    2/27/1998
Average Annual Returns
6 months                                                 41.30%        41.13%
1 year                                                   58.29%        57.88%
3 years                                                  37.04%        36.67%
Since Portfolio Inception                                34.59%        34.24%
6-month income dividends per share                       $0.02         $0.00
6-month capital gain distributions per share             $8.05         $8.05

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]



                        Class I              CPI       Russell 1000 Growth
      12/31/94         1,000,000          1,000,000          1,000,000
       6/30/95         1,209,641          1,018,704          1,202,924
      12/31/95         1,382,642          1,025,384          1,371,851
       6/30/96         1,516,114          1,046,760          1,537,472
      12/31/96         1,715,660          1,059,452          1,689,055
       6/30/97         2,004,134          1,070,808          2,019,276
      12/31/97         2,242,768          1,077,488          2,203,996
       6/30/98         2,621,608          1,088,844          2,653,042
      12/31/98         2,789,394          1,094,856          3,057,038
       6/30/99         3,124,954          1,110,220          3,376,522
      12/31/99         4,416,398          1,124,916          4,070,222


Comparison of the change in value of a $1,000,000 investment in Evergreen Select Strategic Growth Fund Class I1, the Russell 1000 Growth and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                          Select Strategic Growth Fund
                          Portfolio Manager Commentary


Portfolio Management Team

David M. Chow, CFA and W. Shannon Reid, CFA manage the Evergreen Select Strategic Growth Fund. They have over 29 years combined investment experience and boast a unique blend of quantitative and traditional fundamental analysis skills.


                 [PHOTO]                               [PHOTO]


          David M. Chow, CFAW.                    Shannon Reid, CFA



Performance

The Evergreen Select Strategic Growth Fund, Class I Shares, advanced 41.30% for the six-month period ended December 31, 1999. This performance significantly outpaced our benchmark, the Russell 1000 Growth Index, which returned 20.56% for the same period.



                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 12/31/1999)

Total Net Assets                                                    $731,040,556
Number of Holdings                                                            62
P/E Ratio                                                                  45.5x
Beta                                                                        1.25



Environment

A strong domestic economy, an improving global economic outlook and the absence of signs of inflation drove stock market indices to record valuation levels during this reporting period. The macro-economic environment notwithstanding, the Fund's management team continues to employ a combination of quantitative and qualitative investment analysis that seeks to identify companies that will exhibit superior and sustainable earnings growth. This methodology has resulted in a portfolio currently skewed towards technology and consumer cyclicals and underweighted in traditional growth oriented sectors such as consumer staples and health care.


Strategy

Technology stocks were the undisputed winners for the reporting period and the year. As of December 31, 1999, this group represented the Fund's largest sector. Within the sector we continue to emphasize three trends: (1) technological advances in communications networks, (2) the growth in demand for enterprise information storage solutions and (3) business-to-business electronic commerce.

                                   EVERGREEN
                          Select Strategic Growth Fund
                          Portfolio Manager Commentary


Cisco Systems and JDS Uniphase, two of the Fund's larger holdings, are prime beneficiaries of this first trend. Cisco is the dominant player in data communications infrastructure equipment controlling more than three-quarters of the market for key internet backbone products such as routers and switches. JDS Uniphase is the leading component provider for advanced fiber optics networks utilizing a relatively new technology called dense-wavelength divisional multiplexing. On the enterprise information storage front, EMC Corporation is the undisputed leader. This market will continue to experience explosive growth, as the global economy increasingly becomes information based. Business-to-business electronic commerce companies became the darlings of Wall Street in the latter half of 1999. Issues held by the Fund in this area include Broadvision and Siebel Systems. While we are optimistic regarding the growth opportunities for these companies we have recently trimmed positions given the recent rapid price appreciation of the stocks.



                                Top 5 Industries
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Information Services & Technology                                          33.8%
Healthcare Products & Services                                             12.2%
Communication Systems & Services                                           10.8%
Retailing & Wholesale                                                       9.6%
Telecommunication Services & Equipment                                      5.1%



Consumer cyclicals represented the Fund's second largest sector weighting at 21% versus 18% for the benchmark. Healthy consumer spending patterns, innovative business models, and strong management teams were the factors shared by our top performers. These included Yahoo (up 151% for the period), America Online (up 38%), Home Depot (up 60%) and Wal-Mart (up 43%). We have always included Yahoo and America Online in the media subsector of consumer cyclicals as opposed to technology, a definition we believe was validated by the recently announced AOL/Time Warner merger.

Our exposure to health care at 12% is below that of the benchmark's 13%. The underweighting is attributable to our concerns toward decelerating earnings growth for many of these companies as well as rhetoric regarding increased regulation as we cycle through the presidential campaign.

Likewise, we are underweighted in consumer staples. We find this group generally unattractive given their relatively low top line growth and premium valuations.


                                Top 10 Holdings
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Cisco Systems, Inc.                                                        5.8%
Microsoft Corp.                                                            5.6%
Yahoo!, Inc.                                                               4.1%
General Electric Co.                                                       3.3%
Lucent Technologies, Inc.                                                  2.6%
Johnson & Johnson                                                          2.5%
Home Depot, Inc.                                                           2.5%
America Online, Inc.                                                       2.4%
Procter & Gamble Co.                                                       2.4%
EMC Corp.                                                                  2.3%



Outlook

The past six months has been an extraordinary market environment. We urge investors not to expect returns of this magnitude to continue indefinitely. For the near term, stock valuations in certain areas are overextended. Nevertheless, we remain positive. Growth stock investing is ultimately about identifying companies that will produce superior and sustainable earnings growth. Given the extraordinary events taking place in the fields of technology, economics and global politics, we believe these opportunities are more abundant than ever.

                                   EVERGREEN
                           Select Strategic Value Fund
                    Fund at a Glance as of December 31, 1999

 -------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
 -------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Strategic Value Fund is a value-style equity fund which emphasizes large and mid-capitalization U.S. companies. This philosophy holds that stocks, over time, can become mispriced relative to their true value and that attractive opportunities can be identified through a combination of quantitative analysis and rigorous fundamental research.

                                    Process

Following the initial screening by our proprietary model which determines that a stock is selling at a reasonable valuation level, the Strategic Value team employs a labor intensive research effort in order to identify clues to uncover value. Qualitative factors which are analyzed include industry leadership, quality of management, the company's current competitive position and future earnings prospects.


                                   Benchmark

                            Russell 1000 Value Index
                              (Russell 1000 Value)

 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
 -------------------------------------------------------------------------------
Portfolio Inception Date: 12/31/1981                    Class I       Class IS
Class Inception Date                                   11/24/1997    3/11/1998
Average Annual Returns
6 months                                                  -1.87%       -2.00%
1 year                                                     9.06%        8.80%
3 years                                                   15.31%       15.05%
5 years                                                   20.79%       20.51%
10 years                                                  14.19%       13.91%
Since Portfolio Inception                                 16.86%       16.58%
6-month income dividends per share                        $1.63        $1.37
6-month capital gain distributions per share              $4.19        $4.19


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                        Class I               CPI        Russell 1000 Value
        6/30/89        1,000,000           1,000,000          1,000,000
        6/30/90          871,191           1,061,063            919,165
        6/30/91        1,063,238           1,093,577          1,145,329
        6/30/92        1,272,913           1,125,297          1,303,510
        6/30/93        1,440,274           1,156,225          1,539,748
        6/30/94        1,466,163           1,187,153          1,509,126
        6/30/95        1,954,466           1,217,288          2,087,871
        6/30/96        2,458,529           1,257,732          2,539,685
        6/30/97        3,251,555           1,279,144          3,433,545
        6/30/98        3,456,038           1,299,762          3,970,216
        6/30/99        3,768,732           1,335,448          4,262,214



Comparison of the change in value of a $1,000,000 investment in Evergreen Select Strategic Value Fund Class I1, Russell 1000 Value and the Consumer Price Index
(CPI).

The Russell 1000 Value is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Index returns do not reflect expenses, which have been deducted from the Fund's return.

Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

                                   EVERGREEN
                           Select Strategic Value Fund
                          Portfolio Manager Commentary


Portfolio Management


                                    [PHOTO]


                                Timothy O'Grady



Performance

For the six-month period ended December 31, 1999, the -1.87% return of the Evergreen Select Strategic Value Fund, Class I Shares, outpaced that of its benchmark, the Russell 1000 Value Index, which returned -4.89% for the same period. Strong relative performance during the period can be primarily attributed to a strategic overweighting and stock selection within the technology sector.



                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 12/31/1999)

Total Net Assets                                                    $763,143,554
Number of Holdings                                                            45
P/E Ratio                                                                  16.3x
Beta                                                                        0.92



Environment

U.S. equity investors experienced a roller-coaster ride over the past six months, as the S&P 500 Index fell in the first three months before rebounding nearly 15% in the latter half of the period. Equity investors were concerned by rising interest rates, inflationary and Y2K fears in the opening months, but then simply shrugged off these negative events and drove every major equity index higher during the fourth quarter of 1999.

Underlying the entire six-month period was the market's insatiable appetite for technology stocks. This ultra-growth segment of the market proved to be the best performer in 1999, and its dramatic rise was the primary reason growth stocks have again outperformed their value-oriented (and technology-deficient) counterparts. In the fourth quarter alone, the Russell 1000 Growth Index outpaced the Russell 1000 Value Index by nearly 20%.


                                Top 5 Industries
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Banks                                                                      12.3%
Oil/Energy                                                                 11.8%
Finance & Insurance                                                         9.4%
Utilities-Telephone                                                         8.9%
Telecommunication Services & Equipment                                      8.2%

                                   EVERGREEN
                           Select Strategic Value Fund
                          Portfolio Manager Commentary



Strategy

Despite a difficult period for value investors, the Evergreen Select Strategic Value Fund posted strong relative returns. Throughout the period we maintained a technology weighting of roughly 1.5x that of our benchmark--the maximum weighting permitted. However, we sold some of the portfolio's technology holdings to lock-in extraordinary gains and reduce our overall exposure to this group.

Financial services stocks represent another strong sector weighting, and within this area we modified our bank focus early in the six-month period. Specifically, we elected to eliminate First American, Summit Bancorporation and Fleet Financial as portfolio holdings. Due to acquisition activity as well as other declining fundamentals, we downgraded our outlook for these companies and removed them from the portfolio. Offsetting these transactions were purchases of Wells Fargo and Bank of America, two companies enjoying the fundamental competitive advantages and differentiation theme we find attractive. In the case of both companies, they possess scale, breadth and intermediation of products and services and a superior technology platform.

Within the consumer discretionary sector we moved to sell our positions in V.F. Corporation and Sears, while initiating a position in Lowe's. Strong performers during the six months include Nokia (up 108.7%), Alcoa (up 35.0%), Century Telephone (up 19.4%), and Alltell (up 16.6%).



                                Top 10 Holdings
                   ------------------------------------------
                   (as a percentage of 12/31/1999 net assets)

Alcoa, Inc.                                                                4.3%
Exxon Mobil Corp.                                                          3.7%
Chase Manhattan Corp.                                                      3.5%
Black & Decker Corp.                                                       3.4%
AT&T Corp.                                                                 3.3%
GTE Corp.                                                                  3.2%
Mead Corp.                                                                 3.2%
Centurytel, Inc.                                                           3.1%
Citigroup, Inc.                                                            3.1%
Disney (Walt) Co.                                                          3.0%



Outlook

Despite the current euphoria over growth stocks, the fundamental reasons for owning value stocks discussed in our earlier reports have not altered. In fact, evidence continues to accumulate supporting our stance and outlook. The domestic economy continues on a sustainable growth path and many foreign economies are recovering from depressed levels. Corporate earnings momentum continues positive, both on an absolute basis and relative to expectations.

                                   EVERGREEN
                              Select Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                      Six Months Ended   Year Ended June 30,
                                     December 31, 1999 # ----------------------
                                         (Unaudited)       1999     1998 (a)
CLASS I SHARES
Net asset value, beginning of
 period                                   $  13.56       $   13.39  $   12.58
                                          --------       ---------  ---------
Income from investment operations
Net investment income                         0.21            0.46       0.16
Net realized and unrealized gains             1.32            0.27       0.81
                                          --------       ---------  ---------
Total from investment operations              1.53            0.73       0.97
                                          --------       ---------  ---------
Distributions to shareholders from
Net investment income                        (0.25)          (0.42)     (0.16)
Net realized gains                           (0.53)          (0.14)         0
                                          --------       ---------  ---------
Total distributions to shareholders          (0.78)          (0.56)     (0.16)
                                          --------       ---------  ---------
Net asset value, end of period            $  14.31       $   13.56  $   13.39
                                          --------       ---------  ---------
Total return                                 11.60%           5.70%      7.76%
Ratios and supplemental data
Net assets, end of period
 (thousands)                              $645,161       $ 658,733  $ 723,850
Ratios to average net assets
 Expenses++                                   0.66%+          0.69%      0.70%+
 Net investment income                        3.06%+          3.47%      2.80%+
Portfolio turnover rate                         88%             60%        37%

                                      Six Months Ended   Year Ended June 30,
                                     December 31, 1999 # ----------------------
                                         (Unaudited)       1999     1998 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                                   $  13.59       $   13.42  $   13.34
                                          --------       ---------  ---------
Income from investment operations
Net investment income                         0.18            0.35       0.07
Net realized and unrealized gains             1.34            0.35       0.09
                                          --------       ---------  ---------
Total from investment operations              1.52            0.70       0.16
                                          --------       ---------  ---------
Distributions to shareholders from
Net investment income                        (0.23)          (0.39)     (0.08)
Net realized gains                           (0.53)          (0.14)         0
                                          --------       ---------  ---------
Total distributions to shareholders          (0.76)          (0.53)     (0.08)
                                          --------       ---------  ---------
Net asset value, end of period            $  14.35       $   13.59  $   13.42
                                          --------       ---------  ---------
Total return                                 11.48%           5.43%      1.23%
Ratios and supplemental data
Net assets, end of period
 (thousands)                              $  1,038       $     405  $     215
Ratios to average net assets
 Expenses++                                   0.91%+          0.93%      0.95%+
 Net investment income                        2.73%+          3.35%      2.58%+
Portfolio turnover rate                         88%             60%        37%

(a) For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
(b) For the period from April 9, 1998 (commencement of class operations) to June 30, 1998.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes expense reductions.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Core Equity Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                     Six Months Ended   Year Ended June 30,
                                     December 31, 1999 ----------------------
                                        (Unaudited)       1999      1998 (a)
CLASS I SHARES
Net asset value, beginning of
 period                                 $    92.30     $    92.59  $    82.97
                                        ----------     ----------  ----------
Income from investment operations
Net investment income                         0.22           0.72        0.51
Net realized and unrealized gains             6.61           7.51        9.62
                                        ----------     ----------  ----------
Total from investment operations              6.83           8.23       10.13
                                        ----------     ----------  ----------
Distributions to shareholders from
Net investment income                        (0.20)         (0.69)      (0.51)
Net realized gains                           (9.10)         (7.83)          0
                                        ----------     ----------  ----------
Total distributions to shareholders          (9.30)         (8.52)      (0.51)
                                        ----------     ----------  ----------

Net asset value, end of period          $    89.83     $    92.30  $    92.59
                                        ----------     ----------  ----------
Total return                                  8.02%          9.82%      12.23%
Ratios and supplemental data
Net assets, end of period
 (thousands)                            $2,671,204     $1,913,483  $1,952,436
Ratios to average net assets
 Expenses++                                   0.69%+         0.67%       0.70%+
 Net investment income                        0.53%+         0.83%       0.96%+
Portfolio turnover rate                          5%            55%         22%

                                     Six Months Ended   Year Ended June 30,
                                     December 31, 1999 ----------------------
                                        (Unaudited)       1999      1998 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                                    $ 86.54        $ 87.33     $ 80.21
                                        ----------     ----------  ----------
Income from investment operations
Net investment income                         0.12           0.48        0.27
Net realized and unrealized gains             6.15           7.02        7.16
                                        ----------     ----------  ----------
Total from investment operations              6.27           7.50        7.43
                                        ----------     ----------  ----------
Distributions to shareholders from
Net investment income                        (0.10)         (0.46)      (0.31)
Net realized gains                           (9.10)         (7.83)          0
                                        ----------     ----------  ----------
Total distributions to shareholders          (9.20)         (8.29)      (0.31)
                                        ----------     ----------  ----------

Net asset value, end of period             $ 83.61        $ 86.54     $ 87.33
                                        ----------     ----------  ----------
Total return                                  7.89%          9.53%       9.27%
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $47,460        $30,240     $18,244
Ratios to average net assets
 Expenses++                                   0.94%+         0.92%       0.95%+
 Net investment income                        0.27%+         0.56%       0.60%+
Portfolio turnover rate                          5%            55%         22%

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 4, 1998 (commencement of class operations) to June 30, 1998.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Diversified Value Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Six Months Ended  Year Ended June 30,
                                       December 31, 1999 ----------------------
                                          (Unaudited)      1999     1998 (a)
CLASS I SHARES
Net asset value, beginning of period       $  27.65      $   26.22  $   23.81
                                           --------      ---------  ---------
Income from investment operations
Net investment income                          0.07           0.22       0.14
Net realized and unrealized gains              1.89           2.06       2.41
                                           --------      ---------  ---------
Total from investment operations               1.96           2.28       2.55
                                           --------      ---------  ---------
Distributions to shareholders from
Net investment income                         (0.09)         (0.20)     (0.14)
Net realized gains                            (1.08)         (0.65)         0
                                           --------      ---------  ---------
Total distributions to shareholders           (1.17)         (0.85)     (0.14)
                                           --------      ---------  ---------

Net asset value, end of period             $  28.44      $   27.65  $   26.22
                                           --------      ---------  ---------
Total return                                   7.27%          9.08%     10.72%
Ratios and supplemental data
Net assets, end of period (thousands)      $543,140      $ 606,355  $ 797,352
Ratios to average net assets
 Expenses++                                    0.62%+         0.62%      0.68%+
 Net investment income                         0.53%+         0.88%      1.24%+
Portfolio turnover rate                          23%            76%        56%

                                       Six Months Ended  Year Ended June 30,
                                       December 31, 1999 ----------------------
                                          (Unaudited)      1999     1998 (b)
CLASS IS SHARES
Net asset value, beginning of period       $  27.33      $   25.93  $   26.56
                                           --------      ---------  ---------
Income from investment operations
Net investment income                          0.04           0.12       0.06
Net realized and unrealized gains or
 losses                                        1.86           2.07      (0.64)
                                           --------      ---------  ---------
Total from investment operations               1.90           2.19      (0.58)
                                           --------      ---------  ---------
Distributions to shareholders from
Net investment income                         (0.06)         (0.14)     (0.05)
Net realized gains                            (1.08)         (0.65)         0
                                           --------      ---------  ---------
Total distributions to shareholders           (1.14)         (0.79)     (0.05)
                                           --------      ---------  ---------

Net asset value, end of period             $  28.09      $   27.33  $   25.93
                                           --------      ---------  ---------
Total return                                   7.11%          8.77%     (2.19%)
Ratios and supplemental data
Net assets, end of period (thousands)      $  1,413      $   1,384  $     210
Ratios to average net assets
 Expenses++                                    0.87%+         0.88%      0.93%+
 Net investment income                         0.28%+         0.62%      0.80%+
Portfolio turnover rate                          23%            76%        56%

(a) For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
(b) For the period from March 31, 1998 (commencement of class operations) to June 30, 1998.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Large Cap Blend Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Six Months Ended  Year Ended June 30,
                                       December 31, 1999 --------------------
                                          (Unaudited)    1999 (d)   1998 (a)
CLASS I SHARES (c)
Net asset value, beginning of period       $  48.35      $   50.74  $   45.05
                                           --------      ---------  ---------
Income from investment operations
Net investment income                          0.13           0.40       0.23
Net realized and unrealized gains              1.46           2.81       5.70
                                           --------      ---------  ---------
Total from investment operations               1.59           3.21       5.93
                                           --------      ---------  ---------
Distributions to shareholders from
Net investment income                         (0.13)         (0.40)     (0.24)
Net realized gains                            (6.51)         (5.20)         0
                                           --------      ---------  ---------
Total distributions to shareholders           (6.64)         (5.60)     (0.24)
                                           --------      ---------  ---------
Net asset value, end of period             $  43.30      $   48.35  $   50.74
                                           --------      ---------  ---------
Total return                                   3.53%          7.12%     13.18%
Ratios and supplemental data
Net assets, end of period (thousands)      $344,219      $ 438,375  $ 497,534
Ratios to average net assets
 Expenses++                                    0.70%+         0.68%      0.71%+
 Net investment income                         0.54%+         0.79%      0.80%+
Portfolio turnover rate                          11%            46%        42%

                                       Six Months Ended  Year Ended June 30,
                                       December 31, 1999 --------------------
                                          (Unaudited)    1999 (d)   1998 (b)
CLASS IS SHARES
Net asset value, beginning of period       $  48.33       $  50.74   $  49.75
                                           --------      ---------  ---------
Income from investment operations
Net investment income                          0.08           0.28       0.08
Net realized and unrealized gains              1.45           2.81       1.00
                                           --------      ---------  ---------
Total from investment operations               1.53           3.09       1.08
                                           --------      ---------  ---------
Distributions to shareholders from
Net investment income                         (0.08)         (0.30)     (0.09)
Net realized gains                            (6.51)         (5.20)         0
                                           --------      ---------  ---------
Total distributions to shareholders           (6.59)         (5.50)     (0.09)
                                           --------      ---------  ---------
Net asset value, end of period             $  43.27       $  48.33   $  50.74
                                           --------      ---------  ---------
Total return                                   3.41%          6.83%      2.17%
Ratios and supplemental data
Net assets, end of period (thousands)        $  429         $  382     $  301
Ratios to average net assets
 Expenses++                                    0.95%+         0.93%      0.96%+
 Net investment income                         0.30%+         0.53%      0.57%+
Portfolio turnover rate                          11%            46%        42%

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.
(c) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.
(d) The Fund redesignated $0.02 per share for Class I and IS of distributions from net investment income declared after January 1, 1999, as capital gains distributions after January 1, 1999.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Secular Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Six Months Ended
                                       December 31, 1999   Period Ended
                                          (Unaudited)    June 30, 1999 (a)
CLASS I SHARES
Net asset value, beginning of period       $  99.99           $100.00
                                           --------           -------
Income from investment operations
Net investment income or loss                 (0.13)             0.15
Net realized and unrealized gains or
 losses                                       49.27             (0.01)
                                           --------           -------
Total from investment operations              49.14              0.14
                                           --------           -------

Distributions to shareholders from
Net investment income                             0             (0.15)
Net realized and unrealized gains on
 securities                                   (3.27)                0
                                           --------           -------
Total distributions to shareholders           (3.27)            (0.15)
                                           --------           -------
Net asset value, end of period             $ 145.86           $ 99.99
                                           --------           -------
Total return                                  50.01%             0.14%
Ratios and supplemental data
Net assets, end of period (thousands)      $945,226           $40,128
Ratios to average net assets
 Expenses++                                    0.70%+            0.71%+
 Net investment income or loss                (0.18%)+           0.18%+
Portfolio turnover rate                          48%               65%

                                       Six Months Ended
                                       December 31, 1999   Period Ended
                                          (Unaudited)    June 30, 1999 (a)
CLASS IS SHARES
Net asset value, beginning of period       $  99.95           $100.00
                                           --------           -------
Income from investment operations
Net investment income or loss                 (0.26)             0.21
Net realized and unrealized gains or
 losses                                       49.15             (0.15)
                                           --------           -------
Total from investment operations              48.89              0.06
                                           --------           -------

Distributions to shareholders from
Net investment income                             0             (0.11)
Net realized and unrealized gains on
 securities                                   (3.27)                0
                                           --------           -------
Total distributions to shareholders           (3.27)            (0.11)
                                           --------           -------

Net asset value, end of period             $ 145.57           $ 99.95
                                           --------           -------
Total return                                  49.77%             0.06%
Ratios and supplemental data
Net assets, end of period (thousands)      $     81           $     1
Ratios to average net assets
 Expenses++                                    0.95%+            0.96%+
 Net investment income or loss                (0.50%)+           0.63%+
Portfolio turnover rate                          48%               65%

(a) For the period from February 26, 1999 (commencement of class operations) to June 30, 1999.
+   Annualized.
++ Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Small Cap Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                       Year Ended June 30,       Year Ended February 28,
                                                       -----------------------   ----------------------------
                                     Six Months Ended
                                     December 31, 1999                                                             Period Ended
                                        (Unaudited)      1999       1998 (c)       1998 #        1997 (b) #      June 30, 1996 (a)
CLASS I SHARES
Net asset value, beginning of
 period                                  $  13.65      $   13.12   $   13.23     $      11.28     $     11.65         $10.00
                                         --------      ---------   ---------     ------------     -----------         ------
Income from investment operations
Net investment loss                         (0.04)         (0.08)      (0.03)           (0.06)          (0.04)         (0.03)
Net realized and unrealized gains
 or losses                                   6.34           0.63       (0.08)            2.48           (0.16)          1.68
                                         --------      ---------   ---------     ------------     -----------         ------
Total from investment operations             6.30           0.55       (0.11)            2.42           (0.20)          1.65
                                         --------      ---------   ---------     ------------     -----------         ------

Distributions to shareholders from
Net realized gains                              0          (0.02)          0            (0.47)          (0.17)             0
                                         --------      ---------   ---------     ------------     -----------         ------
Total distributions to shareholders             0          (0.02)          0            (0.47)          (0.17)             0
                                         --------      ---------   ---------     ------------     -----------         ------

Net asset value, end of period           $  19.95      $   13.65   $   13.12     $      13.23     $     11.28         $11.65
                                         --------      ---------   ---------     ------------     -----------         ------
Total return                                46.15%          4.22%      (0.83%)          21.67%          (1.75%)        16.50%
Ratios and supplemental data
Net assets, end of period
 (thousands)                             $111,494      $  70,114   $  69,283     $     47,524     $     2,888         $2,446
Ratios to average net assets
 Expenses++                                  0.98%+         1.02%       1.01%+           0.92%           1.00%+         1.00%+
 Net investment loss                        (0.56%)+       (0.68%)     (0.62%)+         (0.48%)         (0.57%)+       (0.45%)+
Portfolio turnover rate                       129%           165%         54%             166%            123%            57%

(a) For the period from December 28, 1995 (commencement of class operations) to June 30, 1996
(b) For the period from July 1, 1996 to February 28, 1997. The Fund changed its fiscal year end from June 30 to February 28, effective February 28, 1997.
(c) For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.
+   Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
# Net investment loss is based on average shares outstanding during the period.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Select Small Company Value Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                       Year Ended June 30,
                                                       ------------------------
                                    Six Months Ended
                                   December 31, 1999 #
                                       (Unaudited)       1999       1998 (a)
CLASS I SHARES
Net asset value, beginning of
 period                                  $  8.94       $    10.09   $   10.00
                                         -------       ----------   ---------
Income from investment operations
Net investment income                       0.02             0.03        0.04
Net realized and unrealized gains
 or losses                                 (0.46)           (1.12)       0.09
                                         -------       ----------   ---------
Total from investment operations           (0.44)           (1.09)       0.13
                                         -------       ----------   ---------

Distributions to shareholders
 from
Net investment income                      (0.02)           (0.03)      (0.04)
                                         -------       ----------   ---------
Net realized gains                             0            (0.03)          0
                                         -------       ----------   ---------
Total distributions to
 shareholders                              (0.02)           (0.06)      (0.04)
                                         -------       ----------   ---------

Net asset value, end of period           $  8.48       $     8.94   $   10.09
                                         -------       ----------   ---------
Total return                               (4.93%)         (10.73%)      1.28%
Ratios and supplemental data
Net assets, end of period
 (thousands)                             $85,114       $  108,180   $  77,647
Ratios to average net assets
 Expenses ++                                0.94%+           0.97%       1.01%+
 Net investment income                      0.41%+           0.29%       0.68%+
Portfolio turnover rate                       46%              48%         23%

                                     Six Months Ended
                                    December 31, 1999 #    Period Ended
                                        (Unaudited)     June 30, 1999 (b) #
CLASS IS SHARES
Net asset value, beginning of
 period                                    $8.64               $8.56
                                           -----               -----
Income from investment operations
Net investment income                       0.01                   0
Net realized and unrealized gains
 or losses                                 (0.44)               0.08
                                           -----               -----
Total from investment operations           (0.43)               0.08
                                           -----               -----

Distributions to shareholders from
Net investment income                      (0.01)                  0
                                           -----               -----
Total distributions to
 shareholders                              (0.01)                  0
                                           -----               -----

Net asset value, end of period             $8.20               $8.64
                                           -----               -----
Total return                               (5.06%)              0.99%
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $   1               $   1
Ratios to average net assets
 Expenses ++                                1.19%+              1.24%+
 Net investment income                      0.17%+              0.00%+
Portfolio turnover rate                       46%                 48%

(a) For the period from December 23,1997 (commencement of class operations) to June 30, 1998.
(b) For the period from December 31,1998 (commencement of class operations) to June 30, 1999.
+   Annualized
++ The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Social Principles Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                    Six Months Ended   Year Ended June 30,
                                   December 31, 1999 # ----------------------
                                       (Unaudited)       1999     1998 (a)
CLASS I SHARES (c)
Net asset value, beginning of
 period                                 $  36.91       $   38.95  $   36.65
                                        --------       ---------  ---------
Income from investment operations
Net investment income                       0.06            0.11       0.03
Net realized and unrealized gains           1.36            0.09       2.31
                                        --------       ---------  ---------
Total from investment operations            1.42            0.20       2.34
                                        --------       ---------  ---------

Distributions to shareholders
 from
Net investment income                      (0.06)          (0.14)     (0.04)
Net realized gains                         (8.48)          (2.10)         0
                                        --------       ---------  ---------
Total distributions to
 shareholders                              (8.54)          (2.24)     (0.04)
                                        --------       ---------  ---------

Net asset value, end of period          $  29.79       $   36.91  $   38.95
                                        --------       ---------  ---------
Total return                                5.53%           0.90%      6.38%
Ratios and supplemental data
Net assets, end of period
 (thousands)                            $106,611       $ 134,476  $ 177,187
Ratios to average net assets
 Expenses++                                 0.82%+          0.84%      0.86%+
 Net investment income                      0.37%+          0.33%      0.12%+
Portfolio turnover rate                       20%             36%        24%

                                    Six Months Ended   Year Ended June 30,
                                   December 31, 1999 # ----------------------
                                       (Unaudited)       1999     1998 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                                 $  36.86       $   38.94  $   38.44
                                        --------       ---------  ---------
Income from investment operations
Net investment income or loss               0.03           (0.04)     (0.01)
Net realized and unrealized gains           1.34            0.14       0.52
                                        --------       ---------  ---------
Total from investment operations            1.37            0.10       0.51
                                        --------       ---------  ---------

Distributions to shareholders
 from
Net investment income                      (0.04)          (0.08)     (0.01)
Net realized gains                         (8.48)          (2.10)         0
                                        --------       ---------  ---------
Total distributions to
 shareholders                              (8.52)          (2.18)     (0.01)
                                        --------       ---------  ---------

Net asset value, end of period          $  29.71       $   36.86  $   38.94
                                        --------       ---------  ---------
Total return                                5.38%           0.64%      1.32%
Ratios and supplemental data
Net assets, end of period
 (thousands)                            $     52       $      60  $     205
Ratios to average net assets
 Expenses++                                 1.07%+          1.09%      1.11%+
 Net investment income or loss              0.17%+          0.06%     (0.12%)+
Portfolio turnover rate                       20%             36%        24%

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.
(c) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                     Six Months Ended  Year Ended June 30,
                                     December 31, 1999 ----------------------
                                        (Unaudited)     1999 #     1998 (a)
CLASS I SHARES
Net asset value, beginning of
 period                                  $  41.94      $   38.41   $   32.45
                                         --------      ---------   ---------
Income from investment operations
Net investment income                        0.01           0.09        0.04
Net realized and unrealized gains           14.85           6.79        5.96
                                         --------      ---------   ---------
Total from investment operations            14.86           6.88        6.00
                                         --------      ---------   ---------

Distributions to shareholders from
Net investment income                       (0.02)         (0.09)      (0.04)
Net realized gains                          (8.05)         (3.26)          0
                                         --------      ---------   ---------
Total distributions to shareholders         (8.07)         (3.35)      (0.04)
                                         --------      ---------   ---------

Net asset value, end of period           $  48.73      $   41.94   $   38.41
                                         --------      ---------   ---------
Total return                                41.30%         19.22%      18.53%
Ratios and supplemental data
Net assets, end of period
 (thousands)                             $713,032      $ 481,119   $ 321,532
Ratios to average net assets
 Expenses++                                  0.71%+         0.72%       0.72%+
 Net investment income                       0.06%+         0.24%       0.19%+
Portfolio turnover rate                        70%           155%         80%

                                     Six Months Ended  Year Ended June 30,
                                     December 31, 1999 ----------------------
                                        (Unaudited)     1999 #     1998 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                                  $  41.83      $   38.36   $   36.10
                                         --------      ---------   ---------
Income from investment operations
Net investment loss                         (0.03)         (0.01)      (0.08)
Net realized and unrealized gains           14.77           6.78        2.34
                                         --------      ---------   ---------
Total from investment operations            14.74           6.77        2.26
                                         --------      ---------   ---------

Distributions to shareholders from
Net investment income                           0          (0.04)          0
Net realized gains                          (8.05)         (3.26)          0
                                         --------      ---------   ---------
Total distributions to shareholders         (8.05)         (3.30)          0
                                         --------      ---------   ---------

Net asset value, end of period           $  48.52      $   41.83   $   38.36
                                         --------      ---------   ---------
Total return                                41.13%         18.88%       6.29%
Ratios and supplemental data
Net assets, end of period
 (thousands)                             $ 18,009      $  12,650   $   2,373
Ratios to average net assets
 Expenses++                                  0.96%+         0.97%       0.97%+
 Net investment loss                        (0.19%)+       (0.03%)     (0.27%)+
Portfolio turnover rate                        70%           155%         80%

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 27, 1998 (commencement of class operations) to June 30, 1998.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
# Net investment income or loss is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Value Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Six Months Ended  Year Ended June 30,
                                       December 31, 1999 ----------------------
                                          (Unaudited)      1999     1998 (a)
CLASS I SHARES
Net asset value, beginning of period       $ 237.17      $  226.02  $  203.35
                                           --------      ---------  ---------
Income from investment operations
Net investment income                          1.23           3.31       1.60
Net realized and unrealized gains or
 losses                                       (5.60)         15.66      22.67
                                           --------      ---------  ---------
Total from investment operations              (4.37)         18.97      24.27
                                           --------      ---------  ---------

Distributions to shareholders from
Net investment income                         (1.63)         (2.93)     (1.60)
Net realized gains                            (4.19)         (4.89)         0
                                           --------      ---------  ---------
Total distributions to shareholders           (5.82)         (7.82)     (1.60)
                                           --------      ---------  ---------

Net asset value, end of period             $ 226.98      $  237.17  $  226.02
                                           --------      ---------  ---------
Total return                                  (1.87%)         8.85%     11.95%
Ratios and supplemental data
Net assets, end of period (thousands)      $760,161      $ 530,995  $ 287,194
Ratios to average net assets
 Expenses++                                    0.73%+         0.71%      0.75%+
 Net investment income                         1.14%+         1.61%      1.26%+
Portfolio turnover rate                          21%            41%        12%

                                       Six Months Ended  Year Ended June 30,
                                       December 31, 1999 ----------------------
                                          (Unaudited)      1999     1998 (b)
CLASS IS SHARES
Net asset value, beginning of period       $ 237.23      $  226.04  $  223.08
                                           --------      ---------  ---------
Income from investment operations
Net investment income                          0.89           2.87       0.61
Net realized and unrealized gains or
 losses                                       (5.54)         15.62       3.13
                                           --------      ---------  ---------
Total from investment operations              (4.65)         18.49       3.74
                                           --------      ---------  ---------

Distributions to shareholders from
Net investment income                         (1.37)         (2.41)     (0.78)
Net realized gains                            (4.19)         (4.89)         0
                                           --------      ---------  ---------
Total distributions to shareholders           (5.56)         (7.30)     (0.78)
                                           --------      ---------  ---------

Net asset value, end of period             $ 227.02      $  237.23  $  226.04
                                           --------      ---------  ---------
Total return                                  (2.00%)         8.60%      1.68%
Ratios and supplemental data
Net assets, end of period (thousands)      $  2,983      $   1,810  $   1,327
Ratios to average net assets
 Expenses++                                    0.99%+         0.96%      1.00%+
 Net investment income                         0.89%+         1.34%      0.93%+
Portfolio turnover rate                          21%            41%        12%

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and excludes expense redutions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Balanced Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 55.3%
             Banks - 0.4%
      33,260 U.S. Trust Corp. ...................................   $  2,667,036
                                                                    ------------
             Business Equipment & Services - 0.8%
      27,950 * i2 Technologies, Inc. ............................      5,450,250
                                                                    ------------
             Chemical & Agricultural Products - 0.6%
      70,180 * Waters Corp. .....................................      3,719,540
                                                                    ------------
             Communication Systems & Services - 6.2%
     200,240 * Cisco Systems, Inc. ..............................     21,450,710
     131,320 Lucent Technologies, Inc. ..........................      9,824,377
      84,525 * Powerwave Technologies, Inc. .....................      4,934,147
      57,910 * RF Micro Devices, Inc. ...........................      3,963,216
                                                                    ------------
                                                                      40,172,450
                                                                    ------------
             Consumer Products & Services - 1.3%
      78,875 Procter & Gamble Co. ...............................      8,641,742
                                                                    ------------
             Electrical Equipment & Services - 2.8%
      79,840 General Electric Co. ...............................     12,355,240
      34,325 * QLogic Corp. .....................................      5,487,709
                                                                    ------------
                                                                      17,842,949
                                                                    ------------
             Electronic Equipment & Services - 1.6%
      24,425 * SDL, Inc. ........................................      5,324,650
      49,285 Texas Instruments, Inc. ............................      4,774,484
                                                                    ------------
                                                                      10,099,134
                                                                    ------------
             Finance & Insurance - 1.8%
      59,660 AFLAC, Inc. ........................................      2,815,206
      56,715 Citigroup, Inc. ....................................      3,151,227
      28,000 Federal National Mortgage Assoc. ...................      1,748,250
     134,990 MBNA Corp. .........................................      3,678,478
                                                                    ------------
                                                                      11,393,161
                                                                    ------------
             Food & Beverage Products - 1.8%
     104,400 Anheuser Busch Companies, Inc. .....................      7,399,350
      66,075 Quaker Oats Co. ....................................      4,336,172
                                                                    ------------
                                                                      11,735,522
                                                                    ------------
             Healthcare Products & Services - 6.9%
     133,545 Bristol-Myers Squibb Co. ...........................      8,571,920
      98,575 Johnson & Johnson...................................      9,179,797
     124,030 * MedQuist, Inc. ...................................      3,201,524
     182,245 Medtronic, Inc. ....................................      6,640,552
     121,425 Merck & Co., Inc. ..................................      8,143,064
      65,935 Schering-Plough Corp. ..............................      2,781,633
      76,730 Warner-Lambert Co. .................................      6,287,064
                                                                    ------------
                                                                      44,805,554
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Information Services & Technology - 19.3%
     118,990 * America Online, Inc. ............................   $  8,976,308
      29,005 * Applied Micro Circuits Corp. ....................      3,690,886
      21,075 * Broadvision, Inc. ...............................      3,584,067
      22,950 * Business Objects SA..............................      3,066,694
      49,615 * CDW Computer Centers, Inc. ......................      3,900,979
      79,545 * EMC Corp. .......................................      8,690,291
      30,810 Emulex Corp. ......................................      3,466,125
      43,750 * Harmonic Lightwaves, Inc. .......................      4,153,516
      42,750 * JDS Uniphase Corp. ..............................      6,896,109
      58,605 * Legato Systems, Inc. ............................      4,032,757
      76,500 * Mercury Interactive Corp. .......................      8,257,219
     177,660 * Microsoft Corp. .................................     20,741,805
      27,810 * Network Appliance, Inc. .........................      2,309,968
      35,835 * PMC-Sierra, Inc. ................................      5,744,799
      62,100 * Siebel Systems, Inc. ............................      5,216,400
     106,190 * Sun Microsystems, Inc. ..........................      8,223,088
      75,380 * Synopsys, Inc. ..................................      5,031,615
      81,730 * Vitesse Semiconductor Corp. .....................      4,285,717
      34,100 * Yahoo!, Inc. ....................................     14,754,644
                                                                   ------------
                                                                    125,022,987
                                                                   ------------
             Oil/Energy - 0.3%
      43,475 Enron Corp. .......................................      1,929,203
                                                                   ------------
             Paper & Packaging - 1.4%
      90,530 Georgia-Pacific Corp. .............................      4,594,398
      67,805 Kimberly-Clark Corp. ..............................      4,424,276
                                                                   ------------
                                                                      9,018,674
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.3%
      60,345 Knight-Ridder, Inc. ...............................      3,590,527
      14,500 New York Times Co., Cl. A..........................        712,313
      38,140 Omnicom Group, Inc. ...............................      3,814,000
                                                                   ------------
                                                                      8,116,840
                                                                   ------------
             Retailing & Wholesale - 5.5%
      47,190 * Best Buy Co., Inc. ..............................      2,368,348
      51,495 Circuit City Stores, Inc. .........................      2,320,494
     183,920 Family Dollar Stores, Inc. ........................      3,000,195
     136,485 Home Depot, Inc. ..................................      9,357,753
      68,030 Lowe's Companies, Inc. ............................      4,064,793
      44,125 Tandy Corp. .......................................      2,170,398
      47,340 Tiffany & Co. .....................................      4,225,095
     120,225 Wal-Mart Stores, Inc. .............................      8,310,553
                                                                   ------------
                                                                     35,817,629
                                                                   ------------
             Telecommunication Services & Equipment - 2.9%
      42,925 * E-Tek Dynamics, Inc. ............................      5,778,778
      57,755 Nortel Networks Corp. .............................      5,833,255
      39,580 * Qualcomm, Inc. ..................................      6,971,028
                                                                   ------------
                                                                     18,583,061
                                                                   ------------

                                   EVERGREEN
                              Select Balanced Fund
                       Schedule of Investments(continued)
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
             Utilities - Telephone - 0.4%
      48,345 SBC Communications, Inc. ...........................   $  2,356,819
                                                                    ------------
             Total Common Stocks (cost $259,329,379).............    357,372,551
                                                                    ------------

  Principal
   Amount                                                              Value
 CORPORATE BONDS - 15.3%
             Aerospace & Defense - 0.9%
 $ 5,371,000 Jet Equipment Trust, 144A, 9.41%, 6/15/2010.........      5,692,057
                                                                    ------------
             Banks - 2.4%
   2,302,000 Boatmen's Bancshares, Inc., 6.75%, 3/15/2003........      2,266,784
   3,836,000 First Chicago Corp., 9.875%, 8/15/2000..............      3,916,030
   7,673,000 NationsBank Corp., 7.625%, 4/15/2005................      7,791,011
     500,000 Norwest Corp.
              Medium Term Note,
              6.20%, 12/1/2005...................................        472,762
     500,000 Republic New York Corp., 8.25%, 11/1/2001...........        507,577
     500,000 United States Bancorp, 6.75%, 10/15/2005............        485,023
                                                                    ------------
                                                                      15,439,187
                                                                    ------------
             Chemical & Agricultural Products - 0.9%
   3,836,000 Dow Chemical Co., 8.625%, 4/1/2006..................      4,049,692
             Du Pont (E.I.) De Nemours & Co.:
   1,000,000 8.50%, 2/15/2003....................................      1,031,005
     500,000 9.15%, 4/15/2000....................................        504,171
                                                                    ------------
                                                                       5,584,868
                                                                    ------------
             Communication Systems & Services - 1.4%
     925,000 Ameritech Capital Funding Corp., 6.55%, 1/15/2028...        804,820
   9,000,000 Comcast Cable Communications I, 6.20%, 11/15/2008...      8,171,640
                                                                    ------------
                                                                       8,976,460
                                                                    ------------
             Consumer Products & Services - 0.5%
   3,299,000 Stanley Works, 7.375%, 12/15/2002...................      3,303,883
                                                                    ------------
             Finance & Insurance - 4.0%
     500,000 Chrysler Financial Corp., 6.95%, 3/25/2002..........        500,934
   4,220,000 Dean Witter, Discover & Co., 6.75%, 10/15/2013......      3,851,885
             Ford Motor Credit Co.:
     500,000 6.25%, 11/8/2000....................................        498,415
     500,000 7.50%, 1/15/2003....................................        504,481
   4,200,000 General Electric Capital Corp., 8.75%, 3/14/2003....      4,418,404
   5,000,000 Liberty Financial Cos, Inc., 7.625%, 11/15/2028....       4,576,925
   7,673,000 Loews Corp.,
              6.75%, 12/15/2006.................................       7,262,264
   4,336,000 Merrill Lynch, Pierce, Fenner & Smith, Inc.,
              7.00%, 4/27/2008..................................       4,179,653
                                                                    ------------
                                                                      25,792,961
                                                                    ------------
             Food & Beverage Products - 1.3%
   3,750,000 Albertsons, Inc.,
              7.45%, 8/1/2029...................................       3,572,644
     750,000 Coca Cola Co.,
              6.00%, 7/15/2003..................................         722,942
   3,836,000 General Mills, Inc., 9.00%, 12/20/2002.............       4,039,876
                                                                    ------------
                                                                       8,335,462
                                                                    ------------
             Healthcare Products & Services - 0.6%
   3,836,000 Baxter International, 7.25%, 2/15/2008.............       3,758,171
                                                                    ------------
             Industrial Specialty Products & Services - 0.1%
   1,074,000 Waste Management, Inc., 8.75%, 5/1/2018............         962,883
                                                                    ------------
             Oil/Energy - 1.3%
   3,069,000 Atlantic Richfield Co., 9.00%, 4/1/2021............       3,493,983
   5,000,000 Calenergy, Inc.,
              7.52%, 9/15/2008..................................       4,874,810
                                                                    ------------
                                                                       8,368,793

                                                                    ------------
             Paper & Packaging - 0.8%
   5,000,000 Donohue Forest Products, Inc., 7.625%, 5/15/2007...       4,852,160
                                                                    ------------
             Retailing & Wholesale - 0.2%
             Wal Mart Stores, Inc.:
   1,000,000 8.625%, 4/1/2001...................................       1,022,966
     500,000 9.10%, 7/15/2000...................................         507,539
                                                                    ------------
                                                                       1,530,505
                                                                    ------------
             Total Corporate Bonds (cost $107,074,665)..........      92,597,390
                                                                    ------------
 SUPRA NATIONAL - 0.3%
             Finance & Insurance - 0.3%
   2,110,000 International Bank for Reconstruction & Development
              Co., COLTS
              7.95%, 5/15/2016
              (cost $2,513,130).................................       2,223,372
                                                                    ------------
 YANKEE OBLIGATIONS - 0.6%
   3,836,000 Province of Ontario, Canada, 7.75%, 6/4/2002

              (cost $4,112,729).................................       3,901,979
                                                                    ------------

                                   EVERGREEN
                              Select Balanced Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)

  Principal
   Amount                                                              Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.4%
             Mortgage Pass-Through Certificates - 0.7%
             Government National Mortgage Assoc.:
 $ 1,002,245 8.50%, 5/15/2021....................................   $  1,036,321
     410,824 8.50%, 7/15/2021....................................        423,192
   1,082,266 8.50%, 6/15/2022....................................      1,114,847
     630,344 9.00%, 9/15/2021....................................        660,614
     711,529 9.00%, 10/15/2021...................................        745,697
     436,379 9.50%, 2/15/2021....................................        465,189
                                                                    ------------
                                                                       4,445,860
                                                                    ------------
             Treasury Notes & Bonds - 27.7%
             U.S. Treasury Bonds:
  10,420,000 7.625%, 2/15/2007...................................     10,612,124
  11,300,000 7.875%, 2/15/2021...................................     12,631,287
  10,500,000 8.125%, 8/15/2021...................................     12,052,036
   4,500,000 8.75%, 5/15/2017....................................      5,373,284
   6,513,000 8.875%, 8/15/2017...................................      7,872,589
   5,828,000 9.125%, 5/15/2018...................................      7,223,077
   7,000,000 11.75%, 11/15/2014..................................      9,467,500
             U.S. Treasury Notes:
  15,100,000 5.50%, 3/31/2000....................................     15,104,726
  10,000,000 5.75%, 8/15/2003....................................      9,793,750
   5,800,000 6.25%, 2/15/2003....................................      5,783,690
   7,300,000 6.625%, 3/31/2002...................................      7,352,472
   4,350,000 6.625%, 4/30/2002...................................      4,382,625
  15,600,000 6.875%, 5/15/2006...................................     15,877,883
  14,700,000 7.25%, 5/15/2004....................................     15,154,789
  11,000,000 7.50%, 2/15/2005....................................     11,477,818
  28,373,000 7.75%, 2/15/2001....................................     28,869,528
                                                                    ------------
                                                                     179,029,178
                                                                    ------------
             Total U.S. Government & Agency Obligations
              (cost $189,764,118)................................    183,475,038
                                                                    ------------
 SHORT-TERM INVESTMENTS - 0.9%
             Repurchase Agreement - 0.9%
 $ 6,045,300 Cowen Securities Corp., 2.55%, dated 12/31/1999, maturing 1/3/2000, maturity value $6,046,585
              (cost $6,045,300) (a)..............................   $  6,045,300
                                                                    ------------

             Total Investments -
              (cost $562,213,462).........................    99.9%  645,615,630
             Other Assets and Liabilities - net...........     0.1       582,873
                                                             -----  ------------
             Net Assets...................................   100.0% $646,198,503
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
*    Non-income producing security.
144A Security that may be sold to qualified institutional buyers under Rule
     144A or security offered pursuant to Section 4(2) of the Securities Act 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
COLTS Continuously Offered Longer Term Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Core Equity Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - 97.4%
             Aerospace & Defense - 1.1%
     400,000 Honeywell International, Inc. ....................   $   23,075,000
     160,000 Rockwell International Corp. .....................        7,660,000
                                                                  --------------
                                                                      30,735,000
                                                                  --------------
             Automotive Equipment & Manufacturing - 1.6%
     285,000 Arvin Industries, Inc. ...........................        8,086,875
     505,000 Ford Motor Co. ...................................       26,985,938
     600,000 * Tower Automotive, Inc. .........................        9,262,500
                                                                  --------------
                                                                      44,335,313
                                                                  --------------
             Banks - 3.6%
     670,000 BankAmerica Corp. ................................       33,625,625
     395,000 Chase Manhattan Corp. ............................       30,686,562
     650,710 FleetBoston Financial Corp. ......................       22,652,842
     510,000 U.S. Bancorp......................................       12,144,375
                                                                  --------------
                                                                      99,109,404
                                                                  --------------
             Building, Construction & Furnishings - 0.3%
     150,000 Deere & Co. ......................................        6,506,250
      80,000 Masco Corp. ......................................        2,030,000
                                                                  --------------
                                                                       8,536,250
                                                                  --------------
             Chemical & Agricultural
              Products - 1.2%
     460,000 * Cytec Industries, Inc. .........................       10,637,500
     335,000 Du Pont (E. I.) De Nemours & Co. .................       22,068,125
                                                                  --------------
                                                                      32,705,625
                                                                  --------------
             Communication Systems & Services - 8.8%
   1,225,010 * Cisco Systems, Inc. ............................      131,229,196
     500,000 Lucent Technologies, Inc. ........................       37,406,250
   1,110,000 * MCI WorldCom, Inc. .............................       58,899,375
     200,000 * Tellabs, Inc. ..................................       12,837,500
                                                                  --------------
                                                                     240,372,321
                                                                  --------------
             Consumer Products &
              Services - 2.2%
     165,000 * Cendant Corp. ..................................        4,382,813
     170,000 Colgate-Palmolive Co. ............................       11,050,000
     220,000 Liz Claiborne, Inc. ..............................        8,277,500
     235,000 Procter & Gamble Co. .............................       25,747,187
     160,000 Whirlpool Corp. ..................................       10,410,000
                                                                  --------------
                                                                      59,867,500
                                                                  --------------
             Electrical Equipment &
              Services - 6.8%
   1,200,000 General Electric Co. .............................      185,700,000
                                                                  --------------
             Finance & Insurance - 7.5%
     170,000 Allmerica Financial Corp. ........................        9,456,250
     450,000 Allstate Corp. ...................................       10,800,000
     288,750 American International Group, Inc. ...............       31,221,094
     600,000 Citigroup, Inc. ..................................       33,337,500

   Shares                                                             Value

 COMMON STOCKS - continued
             Finance & Insurance - continued
     215,000 Federal Home Loan Mortgage Corp. .................   $   10,118,437
     300,000 Franklin Resources, Inc. .........................        9,618,750
     300,000 Hartford Financial Services Group, Inc. ..........       14,212,500
     150,000 Loews Corp. ......................................        9,103,125
     105,000 Merrill Lynch & Co., Inc. ........................        8,767,500
     170,000 MGIC Investment Corp. ............................       10,231,875
     190,000 Morgan Stanley, Dean Witter & Co. ................       27,122,500
     200,000 PMI Group, Inc. ..................................        9,762,500
     205,000 Radian Group, Inc. ...............................        9,788,750
     190,000 XL Capital, Ltd., Cl. A...........................        9,856,250
                                                                  --------------
                                                                     203,397,031
                                                                  --------------
             Food & Beverage
              Products - 3.8%
     190,000 Bestfoods.........................................        9,986,875
   1,000,000 Coca Cola Co. ....................................       58,250,000
     240,000 * Kroger Co. .....................................        4,530,000
     580,000 Nabisco Group Holding Corp. ......................        6,162,500
     590,000 Sara Lee Corp. ...................................       13,016,875
     630,000 * United States Food Service......................       10,552,500
                                                                  --------------
                                                                     102,498,750
                                                                  --------------
             Healthcare Products &
              Services - 10.3%
     550,000 Abbott Laboratories...............................       19,971,875
     640,000 * Amgen, Inc. ....................................       38,440,000
     270,000 * Boston Scientific Corp. ........................        5,906,250
     780,000 Bristol-Myers Squibb Co. .........................       50,066,250
     145,000 * Guidant Corp. ..................................        6,815,000
     239,000 Johnson & Johnson.................................       22,256,875
     380,000 * Lincare Holdings, Inc. .........................       13,181,250
     370,000 Medtronic, Inc. ..................................       13,481,875
     270,000 Mylan Laboratories, Inc. .........................        6,800,625
     610,000 Pfizer, Inc. .....................................       19,786,875
     550,000 Schering-Plough Corp. ............................       23,203,125
     170,000 SmithKline Beecham, PLC, ADR......................       10,954,375
     525,000 * Tenet Healthcare Corp. .........................       12,337,500
     140,000 Teva Pharmaceutical Industries, Ltd., ADR.........       10,036,250
     330,000 Warner-Lambert Co. ...............................       27,039,375
                                                                  --------------
                                                                     280,277,500
                                                                  --------------
             Industrial Specialty Products & Services - 0.8%
     175,000 Illinois Tool Works, Inc. ........................       11,823,438
     360,000 Trinity Industries, Inc. .........................       10,237,500
                                                                  --------------
                                                                      22,060,938
                                                                  --------------
             Information Services & Technology - 23.1%
      90,000 * Adaptec, Inc. ..................................        4,488,750
     190,000 * Altera Corp. ...................................        9,416,875
     400,000 * America Online, Inc. ...........................       30,175,000
     220,000 * Applied Materials, Inc. ........................       27,871,250

                                   EVERGREEN
                            Select Core Equity Fund
                       Schedule of Investments(continued)
                         December 31, 1999 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - continued
             Information Services & Technology - continued
   1,040,000 Compaq Computer Corp. ............................   $   28,145,000
     340,000 Computer Associates International, Inc. ..........       23,778,750
     340,000 * Compuware Corp. ................................       12,665,000
      80,000 * Comverse Technology, Inc. ......................       11,580,000
     730,000 * Dell Computer Corp. ............................       37,230,000
     206,000 * EMC Corp. ......................................       22,505,500
     945,000 Intel Corp. ......................................       77,785,312
     714,000 International Business Machines Corp. ............       77,112,000
     100,000 * Legato Systems, Inc. ...........................        6,881,250
   1,540,000 * Microsoft Corp. ................................      179,795,000
     390,000 * Network Associates, Inc. .......................       10,408,125
     410,000 * Oracle Systems Corp. ...........................       45,945,625
     160,000 * Synopsys, Inc. .................................       10,680,000
      75,000 * Veritas Software Corp. .........................       10,734,375
                                                                  --------------
                                                                     627,197,812
                                                                  --------------
             Iron & Steel - 0.4%
     600,000 AK Steel Holding Corp. ...........................       11,325,000
                                                                  --------------
             Metal Products &
              Services - 0.9%
     175,000 Alcoa, Inc. ......................................       14,525,000
     295,000 USX United States Steel Group.....................        9,735,000
                                                                  --------------
                                                                      24,260,000
                                                                  --------------
             Oil/Energy - 5.7%
     150,400 Anadarko Petroleum Corp. .........................        5,132,400
     139,200 Chevron Corp. ....................................       12,058,200
     465,000 Enron Corp. ......................................       20,634,375
     622,824 Exxon Mobil Corp. ................................       50,176,258
     385,000 MCN Energy Group, Inc. ...........................        9,143,750
     725,000 * Newpark Resources, Inc. ........................        4,440,625
     290,000 Texaco, Inc. .....................................       15,750,625
     470,000 Tosco Corp. ......................................       12,778,125
     195,000 Total SA, ADR.....................................       13,503,750
     475,000 Ultramar Diamond Shamrock Corp. ..................       10,776,563
                                                                  --------------
                                                                     154,394,671
                                                                  --------------
             Oil Field Services - 1.2%
     180,000 Diamond Offshore Drilling, Inc. ..................        5,501,250
     300,000 Halliburton Co. ..................................       12,075,000
     165,000 Schlumberger, Ltd. ...............................        9,281,250
     171,944 Transocean Sedco Forex, Inc. .....................        5,792,364
                                                                  --------------
                                                                      32,649,864
                                                                  --------------
             Paper & Packaging - 1.7%
     240,000 Bowater, Inc. ....................................       13,035,000
     340,000 Kimberly-Clark Corp. .............................       22,185,000
     210,000 * Sealed Air Corp. ...............................       10,880,625
                                                                  --------------
                                                                      46,100,625
                                                                  --------------

   Shares                                                            Value

 COMMON STOCKS - continued
             Printing, Publishing, Broadcasting &
              Entertainment - 0.6%
     215,000 Time Warner, Inc. ...............................   $   15,574,063
                                                                 --------------
             Real Estate - 0.8%
     600,000 FelCor Lodging Trust, Inc., REIT.................       10,500,000
     440,000 Simon Property Group, Inc., REIT.................       10,092,500
                                                                 --------------
                                                                     20,592,500
                                                                 --------------
             Retailing & Wholesale - 7.3%
     200,000 * Best Buy Co., Inc. ............................       10,037,500
     315,000 Dayton Hudson Corp. .............................       23,132,812
     600,000 Family Dollar Stores, Inc. ......................        9,787,500
     235,000 * Federated Department Stores, Inc. .............       11,882,188
     645,000 Home Depot, Inc. ................................       44,222,812
     260,000 Lowe's Companies, Inc. ..........................       15,535,000
     400,000 * Reebok International, Ltd. ....................        3,275,000
     300,000 * Safeway, Inc. .................................       10,668,750
     140,000 Sears, Roebuck & Co. ............................        4,261,250
     500,000 * Toys "R" Us, Inc. .............................        7,156,250
     825,000 Wal-Mart Stores, Inc. ...........................       57,028,125
                                                                 --------------
                                                                    196,987,187
                                                                 --------------
             Telecommunication Services & Equipment - 1.7%
     405,200 Bell Atlantic Corp. .............................       24,945,125
     225,000 Centurytel, Inc. ................................       10,659,375
      50,000 Nokia Corp., ADR.................................        9,500,000
                                                                 --------------
                                                                     45,104,500
                                                                 --------------
             Transportation - 1.0%
     237,000 Burlington Northern Santa Fe Corp. ..............        5,747,250
     350,000 * Canadian National Railway Co. .................        9,209,375
     225,000 CNF Transportation, Inc. ........................        7,762,500
      70,000 Kansas City Southern Industries, Inc. ...........        5,223,750
                                                                 --------------
                                                                     27,942,875
                                                                 --------------
             Utilities - Electric - 0.6%
     290,000 CMS Energy Corp. ................................        9,044,375
     280,000 GPU, Inc. .......................................        8,382,500
                                                                 --------------
                                                                     17,426,875
                                                                 --------------
             Utilities - Telephone - 4.4%
     535,000 AT&T Corp. ......................................       27,151,250
     394,000 GTE Corp. .......................................       27,801,625
     600,000 SBC Communications, Inc. ........................       29,250,000
     200,000 Sprint Corp. ....................................       13,462,500
     300,000 U.S. West, Inc. .................................       21,600,000
                                                                 --------------
                                                                    119,265,375
                                                                 --------------
             Total Common Stocks (cost $1,750,744,273)........    2,648,416,979
                                                                 --------------

                                   EVERGREEN
                            Select Core Equity Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                             Value

 SHORT-TERM INVESTMENTS - 2.6%

             Money Market Shares - 0.3%

   8,637,098 Valiant General Fund..............................   $    8,637,098
                                                                  --------------

  Principal
   Amount                                                            Value

             Repurchase Agreement - 2.3%

 $61,331,651 Cowen Securities Corp., 2.55%, dated 12/31/1999, maturing 1/3/2000, maturity value $61,344,684
              (a).............................................   $   61,331,651
                                                                 --------------
             Total Short-Term Investments (cost $69,968,749)..       69,968,749
                                                                 --------------

             Total Investments -(cost $1,820,713,022)...   100.0%  2,718,385,728

             Other Assets and Liabilities - net.........     0.0         278,408
                                                           -----  --------------
             Net Assets.................................   100.0% $2,718,664,136
                                                           =====  ==============

(a) The repurchase agreement is fully collateralized by the U.S.
    government and/or agency obligations based on market prices plus accrued interest at December 31,1999.
*   Non-income producing security.

Summary of Abbreviations:
ADR American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Diversified Value Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 91.7%
            Automotive Equipment & Manufacturing - 2.1%
    185,000 Ford Motor Co. ......................................   $  9,885,938
     45,500 * Lear Corp. ........................................      1,456,000
                                                                    ------------
                                                                      11,341,938
                                                                    ------------
            Banks - 3.6%
     35,000 BankAmerica Corp. ...................................      1,756,563
     24,496 Chase Manhattan Corp. ...............................      1,903,033
    100,000 Firstar Corp. .......................................      2,112,500
     98,000 PNC Bank Corp. ......................................      4,361,000
    160,000 SouthTrust Corp. ....................................      6,050,000
     91,000 Wells Fargo Co. .....................................      3,679,812
                                                                    ------------
                                                                      19,862,908
                                                                    ------------
            Building, Construction &
             Furnishings - 0.6%
     50,000 Deere & Co. .........................................      2,168,750
     55,000 Masco Corp. .........................................      1,395,625
                                                                    ------------
                                                                       3,564,375
                                                                    ------------
            Chemical & Agricultural
             Products - 1.2%
    120,753 IMC Global, Inc. ....................................      1,977,330
     42,271 Praxair, Inc. .......................................      2,126,760
     45,500 Waters Corp. ........................................      2,411,500
                                                                    ------------
                                                                       6,515,590
                                                                    ------------
            Communication Systems &
             Services - 5.5%
     90,000 * Cisco Systems, Inc. ...............................      9,641,250
    148,000 Lucent Technologies, Inc. ...........................     11,072,250
    133,839 * MCI WorldCom, Inc. ................................      7,101,832
     34,293 * Tellabs, Inc. .....................................      2,201,182
                                                                    ------------
                                                                      30,016,514
                                                                    ------------
            Consumer Products &
             Services - 2.6%
     93,000 Gillette Co. ........................................      3,830,543
     60,000 Maytag Corp. ........................................      2,880,000
     40,000 Procter & Gamble Co. ................................      4,382,500
     47,000 Whirlpool Corp. .....................................      3,057,938
                                                                    ------------
                                                                      14,150,981
                                                                    ------------
            Diversified Companies - 1.2%
     22,000 Minnesota Mining & Manufacturing Co. ................      2,153,250
     42,500 Textron, Inc. .......................................      3,259,219
     30,000 Tyco International, Ltd. ............................      1,166,250
                                                                    ------------
                                                                       6,578,719
                                                                    ------------
            Electrical Equipment &
             Services - 7.5%
    114,000 General Electric Co. ................................     17,641,500
    140,000 Motorola, Inc. ......................................     20,615,000
     30,000 * Solectron Corp. ...................................      2,853,750
                                                                    ------------
                                                                      41,110,250
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Electronic Equipment &
             Services - 1.2%
     33,000 * KLA-Tencor Corp. ..................................   $  3,675,375
     31,000 Texas Instruments, Inc. .............................      3,003,125
                                                                    ------------
                                                                       6,678,500
                                                                    ------------
            Finance & Insurance - 8.7%
     28,000 American Express Co. ................................      4,655,000
    120,750 American International Group, Inc. ..................     13,056,094
    150,000 Citigroup, Inc. .....................................      8,334,375
     53,746 Federal National Mortgage Assoc. ....................      3,355,766
     77,000 Lehman Brothers Holdings, Inc. ......................      6,520,937
     58,000 MGIC Investment Corp. ...............................      3,490,875
     29,500 Morgan Stanley, Dean Witter & Co. ...................      4,211,125
     39,708 Nationwide Financial Services, Inc., Cl. A...........      1,109,342
     30,000 Providian Financial Corp. ...........................      2,731,875
                                                                    ------------
                                                                      47,465,389
                                                                    ------------
            Food & Beverage Products - 2.5%
     60,000 Coca Cola Co. .......................................      3,495,000
     64,000 Fortune Brands, Inc. ................................      2,116,000
    116,212 Philip Morris Companies, Inc. .......................      2,694,666
     34,700 Quaker Oats Co. .....................................      2,277,187
     73,000 * Tricon Global Restaurants, Inc. ...................      2,819,625
                                                                    ------------
                                                                      13,402,478
                                                                    ------------
            Healthcare Products &
             Services - 9.4%
    126,000 * Amgen, Inc. .......................................      7,567,875
     59,491 Bristol-Myers Squibb Co. ............................      3,818,579
     84,000 * Health Management Associates, Inc., Cl. A .........      1,123,500
     30,000 Johnson & Johnson....................................      2,793,750
     69,992 Lilly (Eli) & Co. ...................................      4,654,468
     40,000 Merck & Co., Inc. ...................................      2,682,500
     44,804 Monsanto Co. ........................................      1,596,143
     25,000 PE Corp-PE Biosystems Group..........................      3,007,812
    270,000 Pfizer, Inc. ........................................      8,758,125
    106,876 Pharmacia & Upjohn, Inc. ............................      4,809,420
     63,000 SmithKline Beecham, PLC, ADR.........................      4,059,562
     88,000 Teva Pharmaceutical Industries, Ltd., ADR............      6,308,500
                                                                    ------------
                                                                      51,180,234
                                                                    ------------
            Industrial Specialty Products & Services - 1.8%
     60,000 Corning, Inc. .......................................      7,736,250
     48,000 Dover Corp. .........................................      2,178,000
                                                                    ------------
                                                                       9,914,250
                                                                    ------------
            Information Services & Technology - 15.5%
     25,000 * Altera Corp. ......................................      1,239,063
    100,000 * America Online, Inc. ..............................      7,543,750
     23,000 * Apple Computer.....................................      2,364,687

                                   EVERGREEN
                         Select Diversified Value Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - continued
            Information Services & Technology - continued
     65,000 * Applied Materials, Inc. ..........................   $  8,234,687
     85,000 Compaq Computer Corp. ..............................      2,300,313
    182,767 * Compuware Corp. ..................................      6,808,071
     64,321 * EMC Corp. ........................................      7,027,069
     80,000 Intel Corp. ........................................      6,585,000
     36,100 International Business Machines Corp. ..............      3,898,800
     40,000 * Legato Systems, Inc. .............................      2,752,500
     25,000 * Lexmark International Group, Inc., Cl. A..........      2,262,500
     39,700 * LSI Logic.........................................      2,679,750
     40,000 * Micron Technology, Inc. ..........................      3,110,000
    160,000 * Microsoft Corp. ..................................     18,680,000
     90,000 * Unisys Corp. .....................................      2,874,375
     13,500 * Yahoo!, Inc. .....................................      5,841,281
                                                                   ------------
                                                                     84,201,846
                                                                   ------------
            Metals & Mining - 0.3%
     60,000 Newmont Mining Corp. ...............................      1,470,000
                                                                   ------------
            Metal Products & Services - 1.1%
     74,910 Alcoa, Inc. ........................................      6,217,530
                                                                   ------------
            Oil/Energy - 5.9%
    135,000 Anadarko Petroleum Corp. ...........................      4,606,875
     65,000 Atlantic Richfield Co. .............................      5,622,500
    160,000 El Paso Energy Corp. ...............................      6,210,000
     93,634 Exxon Mobil Corp. ..................................      7,543,389
     75,600 Total SA, ADR.......................................      5,235,300
     61,600 Ultramar Diamond Shamrock Corp. ....................      1,397,550
     60,455 USX Marathon Group..................................      1,492,483
                                                                   ------------
                                                                     32,108,097
                                                                   ------------
            Oil Field Services - 0.9%
    135,000 Tidewater, Inc. ....................................      4,860,000
                                                                   ------------
            Paper & Packaging - 0.7%
     55,000 Kimberly-Clark Corp. ...............................      3,588,750
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              2.0%
     21,000 * AMFM, Inc. .......................................      1,643,250
     26,000 * CBS Corp. ........................................      1,662,375
    102,000 Time Warner, Inc. ..................................      7,388,625
                                                                   ------------
                                                                     10,694,250
                                                                   ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Retailing & Wholesale - 8.2%
    111,000 * Abercrombie & Fitch Co., Cl. A.....................   $  2,962,312
     25,906 * Best Buy Co., Inc. ................................      1,300,157
    120,000 Circuit City Stores, Inc. ...........................      5,407,500
     65,284 Dayton Hudson Corp. .................................      4,794,294
    165,000 Lowe's Companies, Inc. ..............................      9,858,750
     45,000 Sears, Roebuck & Co. ................................      1,369,688
     25,000 Tandy Corp. .........................................      1,229,688
     70,000 * Toys "R" Us, Inc. .................................      1,001,875
    242,000 Wal-Mart Stores, Inc. ...............................     16,728,250
                                                                    ------------
                                                                      44,652,514
                                                                    ------------
            Telecommunication Services & Equipment - 3.1%
     25,000 * ADC Telecommunications, Inc. ......................      1,814,062
    120,000 Centurytel, Inc. ....................................      5,685,000
     40,000 Nokia Corp., ADR.....................................      7,600,000
     44,919 * Qwest Communications International, Inc. ..........      1,931,517
                                                                    ------------
                                                                      17,030,579
                                                                    ------------
            Transportation - 0.8%
     40,600 Canadian National Railway Co. .......................      1,068,288
     20,000 Delta Air Lines, Inc. ...............................        996,250
     30,000 Kansas City Southern Industries, Inc. ...............      2,238,750
                                                                    ------------
                                                                       4,303,288
                                                                    ------------
            Utilities - Electric - 0.4%
    100,800 Reliant Energy, Inc. ................................      2,305,800
                                                                    ------------
            Utilities - Gas - 0.3%
     52,511 The Williams Companies, Inc. ........................      1,604,867
                                                                    ------------
            Utilities - Telephone - 4.5%
     49,000 ALLTEL Corp. ........................................      4,051,688
    145,000 AT&T Corp. ..........................................      7,358,750
     78,676 GTE Corp. ...........................................      5,551,575
     25,000 * Nextel Communications, Inc., Cl. A.................      2,578,125
    104,000 SBC Communications, Inc. ............................      5,070,000
                                                                    ------------
                                                                      24,610,138
                                                                    ------------
            Total Common Stocks (cost $397,915,733)..............    499,429,785
                                                                    ------------

                                   EVERGREEN
                         Select Diversified Value Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)

 Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - 1.6%
            Repurchase Agreement - 1.5%
 $7,875,445 Cowen Securities Corp., 2.55%, dated 12/31/1999,
             maturing 1/3/2000, maturity value $7,877,119 (a)...   $  7,875,445
                                                                   ------------
            U.S. Government Agency Obligations - 0.1%
            U.S. Treasury Bills (b):
     85,000 4.885%, 1/13/2000...................................         84,861
     85,000 4.92%, 1/13/2000....................................         84,861
    450,000 5.08%, 2/17/2000....................................        447,033
                                                                   ------------
                                                                        616,755
                                                                   ------------
            Total Short-Term Investments (cost $8,492,200)......      8,492,200
                                                                   ------------

            Total Investments -(cost $406,407,933)........    93.3%  507,921,985
            Other Assets and Liabilities - net............     6.7    36,630,602
                                                             -----  ------------
            Net Assets....................................   100.0% $544,552,587
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. govern-ment and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
(b) At December 31, 1999, all or a portion of the principal amount of this security was pledged to cover initial margin requirements for open future contracts.
* Non-income producing security

Summary of Abbreviations:
ADR American Depository Receipts

FUTURES CONTRACTS - LONG POSITIONS

                                Initial Contract     Value at      Unrealized
  Expiration      Contracts          Amount      December 31, 1999    Gain
 ----------------------------------------------------------------------------
  March 2000   25 S&P 500 Index    $8,935,000       $9,276,075      $341,075

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Large Cap Blend Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


 Shares                                                                Value

 COMMON STOCKS - 99.9%
         Automotive Equipment & Manufacturing - 1.7%
  72,080 Ford Motor Co...........................................   $  3,851,775
  74,830 Goodyear Tire & Rubber Co...............................      2,109,271
                                                                    ------------
                                                                       5,961,046
                                                                    ------------
         Banks - 5.9%
  71,780 Bank One Corp...........................................      2,301,446
 128,010 BankAmerica Corp. ......................................      6,424,502
 187,185 FleetBoston Financial Corp..............................      6,516,378
  94,630 Mellon Financial Corp...................................      3,223,334
  19,170 Providian Financial Corp................................      1,745,668
                                                                    ------------
                                                                      20,211,328
                                                                    ------------
         Communication Systems & Services - 10.7%
 144,724 * Cisco Systems, Inc....................................     15,503,559
  79,130 Lucent Technologies, Inc................................      5,919,913
 252,620 * MCI WorldCom, Inc.....................................     13,404,622
  31,110 * Tellabs, Inc..........................................      1,996,873
                                                                    ------------
                                                                      36,824,967
                                                                    ------------
         Consumer Products & Services - 3.3%
  64,990 Gillette Co.............................................      2,676,776
  80,560 Procter & Gamble Co.....................................      8,826,355
                                                                    ------------
                                                                      11,503,131
                                                                    ------------
         Diversified Companies - 1.4%
  39,780 Textron, Inc. ..........................................      3,050,629
  46,640 Tyco International, Ltd.................................      1,813,130
                                                                    ------------
                                                                       4,863,759
                                                                    ------------
         Electrical Equipment & Services - 5.4%
 113,170 General Electric Co.....................................     17,513,057
  11,150 * Solectron Corp........................................      1,060,644
                                                                    ------------
                                                                      18,573,701
                                                                    ------------
         Electronic Equipment & Services - 1.3%
  47,280 Texas Instruments, Inc. ................................      4,580,250
                                                                    ------------
         Finance & Insurance - 8.9%
 128,406 Allstate Corp...........................................      3,081,744
  52,555 American International Group, Inc.......................      5,682,509
 193,410 Citigroup, Inc..........................................     10,746,343
 125,050 Federal National Mortgage Assoc.........................      7,807,810
  38,400 Merrill Lynch & Co., Inc................................      3,206,400
                                                                    ------------
                                                                      30,524,806
                                                                    ------------
         Food & Beverage Products - 4.4%
  62,820 Anheuser Busch Companies, Inc...........................      4,452,367
  80,500 Coca Cola Co............................................      4,689,125
  66,560 * Kroger Co.............................................      1,256,320
  87,340 Nabisco Holdings Corp., Cl. A...........................      2,762,128
  83,060 Philip Morris Companies, Inc. ..........................      1,925,954
                                                                    ------------
                                                                      15,085,894
                                                                    ------------

 Shares                                                               Value

 COMMON STOCKS - continued
         Healthcare Products & Services - 10.4%
 101,320 Bristol-Myers Squibb Co................................   $  6,503,478
  46,570 Johnson & Johnson......................................      4,336,831
  49,870 Lilly (Eli) & Co. .....................................      3,316,355
  25,500 McKesson HBOC, Inc.....................................        575,344
  33,870 Merck & Co., Inc.......................................      2,271,407
  97,480 Monsanto Co............................................      3,472,725
 137,050 Pfizer, Inc............................................      4,445,559
  42,830 Pharmacia & Upjohn, Inc................................      1,927,350
 110,280 Warner-Lambert Co. ....................................      9,036,067
                                                                   ------------
                                                                     35,885,116
                                                                   ------------
         Information Services & Technology - 21.2%
  15,135 * Altera Corp..........................................        750,128
 110,680 * America Online, Inc. ................................      8,349,423
 296,970 Compaq Computer Corp...................................      8,036,751
 156,512 * Compuware Corp.......................................      5,830,072
 144,100 * EMC Corp.............................................     15,742,925
  89,182 Intel Corp. ...........................................      7,340,793
  43,840 International Business Machines Corp...................      4,734,720
 158,780 * Microsoft Corp.......................................     18,537,565
   8,607 * Yahoo!, Inc..........................................      3,724,141
                                                                   ------------
                                                                     73,046,518
                                                                   ------------
         Metal Products & Services - 2.0%
  82,810 Alcoa, Inc. ...........................................      6,873,230
                                                                   ------------
         Oil/Energy - 5.6%
 150,139 Exxon Mobil Corp.......................................     12,095,573
 133,130 Texaco, Inc............................................      7,230,623
                                                                   ------------
                                                                     19,326,196
                                                                   ------------
         Paper & Packaging - 0.3%
  21,560 International Paper Co.................................      1,216,793
                                                                   ------------
         Printing, Publishing, Broadcasting & Entertainment -
           4.9%
 126,140 News Corp, Ltd.........................................      4,824,855
  38,890 Omnicom Group, Inc.....................................      3,889,000
 112,050 Time Warner, Inc. .....................................      8,116,622
                                                                   ------------
                                                                     16,830,477
                                                                   ------------
         Retailing & Wholesale - 5.8%
 146,840 Dayton Hudson Corp.....................................     10,783,563
  45,400 Lowe's Companies, Inc..................................      2,712,650
  96,100 * Safeway, Inc. .......................................      3,417,556
  42,650 Wal-Mart Stores, Inc. .................................      2,948,181
                                                                   ------------
                                                                     19,861,950
                                                                   ------------
         Telecommunication Services & Equipment - 1.5%
  20,349 Motorola, Inc..........................................      2,996,390
  47,365 * Qwest Communications International, Inc..............      2,036,695
                                                                   ------------
                                                                      5,033,085
                                                                   ------------

                                   EVERGREEN
                          Select Large Cap Blend Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


 Shares                                                                Value

 COMMON STOCKS - continued
         Transportation - 0.4%
  57,490 Burlington Northern Santa Fe Corp.......................   $  1,394,133
                                                                    ------------
         Utilities - Electric - 1.2%
  85,923 Duke Power Co...........................................      4,306,890
                                                                    ------------
         Utilities - Telephone - 3.6%
 139,920 GTE Corp. ..............................................      9,873,105
  25,404 * Nextel Communications, Inc., Cl. A....................      2,619,787
                                                                    ------------
                                                                      12,492,892
                                                                    ------------
         Total Common Stocks
          (cost $247,368,748)....................................    344,396,162
                                                                    ------------

 Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 1.8%
            Repurchase Agreement - 1.8%
 $6,157,652 Cowen Securities Corp.,
             2.55%, 12/31/1999, maturing 1/3/2000, maturity
             value $6,158,961
             (cost $6,157,652) (a).............................   $  6,157,652
                                                                  ------------

            Total Investments -
             (cost $253,526,400).........................   101.7%  350,553,814
            Other Assets and
             Liabilities - net...........................    (1.7)   (5,905,970)
                                                            -----  ------------
            Net Assets...................................   100.0% $344,647,844
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Secular Growth Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 96.2%
             Banks - 1.7%
     298,400 Northern Trust Corp.................................   $ 15,815,200
                                                                    ------------
             Communication Systems & Services - 14.2%
     242,100 * Exodus Communications, Inc........................     21,501,506
     370,944 * Global Crossing, Ltd..............................     18,547,200
     235,100 Level 3 Communications, Inc.........................     19,248,813
     202,300 Lucent Technologies, Inc............................     15,134,569
     124,950 * MCI WorldCom, Inc.................................      6,630,159
     450,600 * Metromedia Fiber Network, Inc., Cl. A.............     21,600,637
     218,329 * RF Micro Devices, Inc.............................     14,941,891
     589,400 Williams Communications Group.......................     17,055,763
                                                                    ------------
                                                                     134,660,538
                                                                    ------------
             Electrical Equipment & Services - 4.5%
      76,900 * Broadcom Corp.....................................     20,945,637
     141,281 General Electric Co.................................     21,863,235
                                                                    ------------
                                                                      42,808,872
                                                                    ------------
             Finance & Insurance - 9.4%
     176,000 American Express Co.................................     29,260,000
     155,142 American International Group, Inc...................     16,774,729
     214,195 Federal Home Loan Mortgage Corp.....................     10,080,552
     141,000 Morgan Stanley, Dean Witter & Co. ..................     20,127,750
     328,100 Schwab (Charles) & Co., Inc.........................     12,590,837
                                                                    ------------
                                                                      88,833,868
                                                                    ------------
             Finance - 0.9%
      90,468 Goldman Sachs Group, Inc............................      8,520,955
                                                                    ------------
             Healthcare Products & Services - 6.8%
     337,200 * Amgen, Inc........................................     20,253,075
     244,000 Johnson & Johnson...................................     22,722,500
     247,924 Medtronic, Inc......................................      9,033,731
     286,563 Schering-Plough Corp................................     12,089,376
                                                                    ------------
                                                                      64,098,682
                                                                    ------------
             Information Services & Technology - 30.5%
     242,000 * America Online, Inc. .............................     18,255,875
     123,400 * Broadvision, Inc..................................     20,985,712
      61,200 Brocade Communications Systems, Inc. ...............     10,832,400

   Shares                                                              Value

 COMMON STOCKS - continued
             Information Services &
              Technology - continued
     239,400 * Compuware Corp....................................   $  8,917,650
      55,000 DoubleClick, Inc....................................     13,918,437
     230,900 * EMC Corp..........................................     25,225,825
     203,400 Inktomi Corp. ......................................     18,051,750
     142,800 * JDS Uniphase Corp. ...............................     23,035,425
     181,000 * Legato Systems, Inc. .............................     12,455,063
     376,500 Lifeminders.com, Inc................................     21,742,875
      43,000 * Microsoft Corp....................................      5,020,250
     249,800 MP3.com, Inc. ......................................      7,915,538
     521,811 National Information Consortium, Inc................     16,697,952
     125,939 * Pfsweb, Inc. .....................................      4,722,713
     272,200 * Sun Microsystems, Inc. ...........................     21,078,487
     138,300 VeriSign, Inc.......................................     26,406,656
     163,000 * Veritas Software Corp. ...........................     23,329,375
      22,000 * Yahoo!, Inc.......................................      9,519,125
                                                                    ------------
                                                                     288,111,108
                                                                    ------------
             Printing, Publishing, Broadcasting & Entertainment - 6.3%
     308,100 * CBS Corp. ........................................     19,699,144
     336,600 Comcast Corp., Cl. A................................     17,019,337
     280,500 * Cox Communications, Inc., Cl. A...................     14,445,750
     227,400 * Infinity Broadcasting Corp........................      8,229,038
                                                                    ------------
                                                                      59,393,269
                                                                    ------------
             Retailing & Wholesale - 16.0%
     305,588 * Best Buy Co., Inc. ...............................     15,336,698
     317,900 * Costco Wholesale Corp.............................     29,008,375
     377,800 Dayton Hudson Corp. ................................     27,744,687
     172,791 Gap, Inc............................................      7,948,386
     437,550 Home Depot, Inc.....................................     29,999,522
     242,000 Tandy Corp..........................................     11,903,375
     420,600 Wal-Mart Stores, Inc. ..............................     29,073,975
                                                                    ------------
                                                                     151,015,018
                                                                    ------------
             Telecommunication Services & Equipment - 5.9%
     220,900 * Cisco Systems, Inc................................     23,663,913
     130,738 * E-Tek Dynamics, Inc...............................     17,600,603
      77,300 Nokia Corp., ADR....................................     14,687,000
                                                                    ------------
                                                                      55,951,516
                                                                    ------------
             Total Common Stocks (cost $644,112,309).............    909,209,026
                                                                    ------------

                                   EVERGREEN
                           Select Secular Growth Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                               Value

 LIMITED PARTNERSHIP - 0.2%
   1,000,000 Brentwood Associates IV, LP.........................   $        981
   1,000,000 Brentwood Associates V, LP..........................        254,164
   1,000,000 Brentwood Associates VI, LP.........................      1,148,192
     500,000 Franklin Capital Associates, LP ....................         31,309
                                                                    ------------
             Total Limited Partnership (cost $1,464,297).........      1,434,646
                                                                    ------------

  Principal
   Amount                                                              Value

 SHORT-TERM INVESTMENTS - 2.8%
             Repurchase Agreement - 2.8%
 $26,653,080 Cowen Securities Corp., 2.55%, dated 12/31/1999, maturing 1/3/2000, maturity value $26,658,744
              (cost $26,653,080) (a)...........................     $ 26,653,080
                                                                    ------------

             Total Investments -
              (cost $672,229,686).........................    99.2%  937,296,752
             Other Assets and Liabilities - net...........     0.8     8,010,551
                                                             -----  ------------
             Net Assets...................................   100.0% $945,307,303
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
*   Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipt

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Small Cap Growth Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 98.5%
            Building, Construction & Furnishings - 0.4%
     34,100 United States Aggregates, Inc........................   $    409,200
                                                                    ------------
            Business Equipment &
             Services - 9.2%
     21,700 * Great Plains Software, Inc.........................      1,622,075
     68,900 * Startek, Inc.......................................      2,497,625
     63,200 * Teletech Holdings, Inc. ...........................      2,130,037
     30,100 * TSI International Software, Ltd. (a)...............      1,704,413
     92,600 * West Teleservices Corp.............................      2,262,912
                                                                    ------------
                                                                      10,217,062
                                                                    ------------
            Chemical & Agricultural
             Products - 2.5%
     37,700 Geon Co. ............................................      1,225,250
     51,000 Georgia Gulf Corp....................................      1,552,313
                                                                    ------------
                                                                       2,777,563
                                                                    ------------
            Communication Systems &
             Services - 1.4%
     62,600 * Complete Busines Solutions, Inc. (a)...............      1,572,825
                                                                    ------------
            Consumer Products &
             Services - 2.3%
     56,200 * Jakks Pacific, Inc.................................      1,050,238
    141,700 * The Topps Company, Inc.............................      1,470,137
                                                                    ------------
                                                                       2,520,375
                                                                    ------------
            Education - 3.7%
     59,700 * CBT Group Public, Ltd..............................      1,999,950
     67,300 * Devry, Inc.........................................      1,253,462
     55,200 * ITT Educational Services, Inc......................        852,150
                                                                    ------------
                                                                       4,105,562
                                                                    ------------
            Electrical Equipment &
             Services - 7.9%
     41,400 CMP Group, Inc.......................................      1,141,088
     29,900 * Lattice Semiconductor Corp. (a)....................      1,409,038
     47,900 Methode Electronics, Inc.............................      1,538,787
     48,900 * Natural Microsystems Corp. (a).....................      2,289,131
     59,600 * Three-Five Systems, Inc. (a).......................      2,443,600
                                                                    ------------
                                                                       8,821,644
                                                                    ------------
            Electronic Equipment &
             Services - 8.1%
     38,215 * Act Manufacturing, Inc.............................      1,433,063
     45,200 * Kopin Corp. .......................................      1,898,400
     72,000 * LTX Corp...........................................      1,611,000
     55,400 * Universal Electronics, Inc.........................      2,548,400
     32,900 * Veeco Instruments, Inc. (a)........................      1,540,131
                                                                    ------------
                                                                       9,030,994
                                                                    ------------
            Healthcare Products &
             Services - 5.5%
     94,100 * LifePoint Hospitals, Inc. (a)......................      1,111,556
     39,000 * Lynx Therapeutics, Inc. (a)........................      1,262,625
     44,300 * Molecular Devices Corp. (a)........................      2,303,600
    154,900 * PSS World Medical, Inc.............................      1,461,869
                                                                    ------------
                                                                       6,139,650
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
            Industrial Specialty Products & Services - 2.1%
     99,200 * Labor Ready, Inc. (a).............................   $  1,202,800
     29,000 Roper Industries, Inc...............................      1,096,563
                                                                   ------------
                                                                      2,299,363
                                                                   ------------
            Information Services &
             Technology - 31.1%
     26,500 * Advanced Digital Information......................      1,288,563
     50,100 * Advantage Learning Systems, Inc. (a)..............        560,494
     11,200 * Applied Micro Circuits Corp. (a)..................      1,425,200
     16,300 * Art Technology Group, Inc.........................      2,088,437
      2,500 * C-bridge Internet Solutions, Inc. (a).............        121,563
     11,600 * Clarify, Inc......................................      1,461,600
     23,350 * Diamond Technology Partners, Inc. (a).............      2,006,641
     47,900 * Documentum, Inc. (a)..............................      2,868,012
     25,200 * Engage Technologies, Inc. (a).....................      1,512,000
     66,400 * Kronos, Inc. (a)..................................      3,984,000
    142,200 * Maxtor Corp. (a)..................................      1,030,950
     21,300 * Metasolv Software, Inc. ..........................      1,741,275
     25,000 * Netegrity, Inc. (a)...............................      1,423,437
      4,200 * Pfsweb, Inc. (a)..................................        157,500
     22,400 * Progress Software Corp............................      1,271,200
     12,988 * PSINet, Inc. (a)..................................        802,009
     23,050 * QRS Corp..........................................      2,420,250
     38,300 * Remedy Corp.......................................      1,814,462
     24,200 * Sandisk Corp. ....................................      2,329,250
     36,000 * Spyglass, Inc. (a)................................      1,365,188
     43,600 * Unify Corp........................................      1,193,550
     24,600 * Xircom, Inc.......................................      1,845,000
                                                                   ------------
                                                                     34,710,581
                                                                   ------------
            Machinery - Diversified - 0.3%
     55,400 Cmi Corp............................................        391,263
                                                                   ------------
            Manufacturing - Distributing - 1.3%
     50,300 Oshkosh Truck Corp..................................      1,474,419
                                                                   ------------
            Oil Field Services - 1.6%
     35,300 * Core Laboratories, NV (a).........................        708,206
     70,000 * Pride International, Inc..........................      1,023,750
                                                                   ------------
                                                                      1,731,956
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              7.3%
     31,500 * Citadel Communications Corp.......................      2,043,563
     36,400 * Entercom Communications Corp. (a).................      2,402,400
     78,200 * Media 100, Inc. (a)...............................      2,067,412
     40,000 * Spanish Broadcasting System, Inc., Cl. A (a)......      1,610,000
                                                                   ------------
                                                                      8,123,375
                                                                   ------------
            Retailing & Wholesale - 1.6%
     39,400 * Whole Foods Market, Inc. (a)......................      1,827,175
                                                                   ------------

                                   EVERGREEN
                          Select Small Cap Growth Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
            Telecommunication Services & Equipment - 7.0%
     74,000 * Davox Corp. (a)....................................   $  1,452,250
     58,700 * ITC DeltaCom, Inc. (a).............................      1,621,587
     32,300 * Microcell Telecommunications.......................      1,061,863
     47,000 * Tollgrade Communications, Inc......................      1,621,500
     38,700 * Viatel, Inc........................................      2,075,287
                                                                    ------------
                                                                       7,832,487
                                                                    ------------
            Transportation - 1.6%
     41,650 * Eagle USA Airfreight, Inc. (a).....................      1,796,156
                                                                    ------------
            Utilities - Telephone - 3.6%
     49,200 * Primus Telecomm Group, Inc.........................      1,881,900
     23,700 * Rural Celluar Corp., Cl. A.........................      2,144,850
                                                                    ------------
                                                                       4,026,750
                                                                    ------------
            Total Common Stocks
             (cost $72,624,234)..................................    109,808,400
                                                                    ------------
 SHORT-TERM INVESTMENTS - 25.0%
            Money Market Shares - 23.5%
 26,219,817 Navigator Prime Portfolio (b)........................     26,219,817
                                                                    ------------

  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - continued
             Repurchase Agreements - 1.5%
 $ 1,563,000 Evergreen Joint Repurchase Agreement, 3.10%, dated
              12/31/99, maturing 1/3/2000, maturity value
              $1,563,404 (c)....................................    $ 1,563,000
     148,000 State Street Bank & Trust Co., 3.25%, dated
              12/31/1999 maturing 1/3/2000, maturity
              value $148,040 (c)................................        148,000
                                                                   ------------
                                                                      1,711,000
                                                                   ------------
             Total Short-Term Investments
              (cost $27,930,817)................................     27,930,817
                                                                   ------------

            Total Investments -
             (cost $100,555,051).........................   123.5%  137,739,217
            Other Assets and Liabilities - net...........   (23.5)  (26,245,616)
                                                            -----  ------------
            Net Assets...................................   100.0% $111,493,601
                                                            =====  ============

(a) All or a portion of this security is on loan.
(b) Represents investment in cash collateral received for securities on loan.
(c) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
*   Non-income producing security.

Summary of Abbreviations:
NV   Naamloze Vennootschap (Dutch corporation)

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Select Small Company Value Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                               Value

 COMMON STOCKS - 100.4%
             Automotive Equipment &
              Manufacturing - 1.3%
      40,000 Arvin Industries, Inc. ..............................   $ 1,135,000
                                                                     -----------
             Banks - 13.1%
      25,000 Britton & Koontz Capital Corp. ......................       468,750
      47,996 Charter One Financial, Inc. .........................       917,924
     105,000 * Civic Bancorp .....................................     1,627,500
      63,600 * Columbia Banking Systems, Inc. ....................       834,750
      57,971 Commercial Bankshares, Inc. .........................     1,239,119
      40,000 First Oak Brook Bancshares, Inc., Cl. A..............       740,000
      30,000 First State Bancorp..................................       412,500
      28,500 Grand Premier Financial, Inc. .......................       422,156
      40,000 Granite State Bankshares, Inc. ......................       795,000
      60,000 Independent Bankshares, Inc. ........................       832,500
      46,100 Mid-State Bancshares.................................     1,469,437
      15,900 * Pointe Financial Corp. ............................       135,150
      35,365 * United Security Bancorp ...........................       442,063
      47,587 Washington Trust Bancorp, Inc. ......................       844,669
                                                                     -----------
                                                                      11,181,518
                                                                     -----------
             Building, Construction &
              Furnishings - 12.2%
      60,000 American Woodmark Corp. .............................     1,455,000
     148,000 Craftmade International, Inc. .......................     1,073,000
      20,000 * Crossmann Communities, Inc. .......................       310,000
      20,000 D.R. Horton, Inc. ...................................       276,250
      71,500 * Furniture Brands International, Inc. ..............     1,573,000
      75,000 * Genlyte Group, Inc. ...............................     1,603,125
      64,400 * Koala Corp. .......................................       901,600
      58,750 * Monaco Coach Corp. ................................     1,501,797
      60,900 * Stanley Furniture Co., Inc. .......................     1,119,037
      30,000 * Toll Brothers, Inc. ...............................       558,750
                                                                     -----------
                                                                      10,371,559
                                                                     -----------
             Business Equipment &
              Services - 3.8%
      73,000 * Interim Services, Inc. ............................     1,806,750
      50,000 * RCM Technologies, Inc. ............................       862,500
       9,000 * Zebra Technologies Corp., Cl. A....................       526,500
                                                                     -----------
                                                                       3,195,750
                                                                     -----------
             Consumer Products &
              Services - 12.0%
      60,000 * Chattem, Inc. .....................................     1,140,000
      40,000 CPI Corp. ...........................................       902,500
      35,000 * CSG System International, Inc. ....................     1,395,625
      50,000 * Fossil, Inc. ......................................     1,156,250
      59,700 * Guess?, Inc. ......................................     1,298,475
      61,000 Industrie Natuzzi SpA, ADR...........................       808,250
      45,000 Lancaster Colony Corp. ..............................     1,490,625
     100,000 * Maxwell Shoe, Inc. Cl. A...........................       800,000
      19,000 Polaris Industries, Inc. ............................       688,750
     116,900 Stewart Enterprises, Inc., Cl. A.....................       555,275
                                                                     -----------
                                                                      10,235,750
                                                                     -----------

   Shares                                                              Value

 COMMON STOCKS - continued
             Electrical Equipment &
              Services - 1.7%
      40,000 Applied Power, Inc., Cl. A..........................   $ 1,470,000
                                                                    -----------
             Electronic Equipment &
              Services - 2.8%
      22,800 * Hadco Corp. ......................................     1,162,800
     195,000 * Vicon Industries, Inc. ...........................     1,170,000
                                                                    -----------
                                                                      2,332,800
                                                                    -----------
             Finance & Insurance - 3.3%
      45,500 Morgan Keegan, Inc. ................................       764,969
      70,000 Raymond James Financial, Inc. ......................     1,308,125
      27,700 Waddell & Reed Financial, Inc., Cl. A...............       751,362
                                                                    -----------
                                                                      2,824,456
                                                                    -----------
             Food & Beverage Products - 5.6%
      55,000 International Multifoods Corp. .....................       728,750
      90,600 Michael Foods, Inc. ................................     2,231,025
     280,000 * Monterey Pasta Co. ...............................     1,102,500
      30,000 * Performance Food Group Co. .......................       731,250
                                                                    -----------
                                                                      4,793,525
                                                                    -----------
             Healthcare Products &
              Services - 10.1%
      70,000 Alpharma, Inc., Cl. A...............................     2,152,500
      90,000 * AmeriSource Health Corp., Cl. A...................     1,366,875
      21,000 * ArthroCare Corp. .................................     1,281,000
      29,000 Beckman Coulter, Inc. ..............................     1,475,375
      77,500 * Exactech, Inc. ...................................       915,469
      31,750 * Jones Pharma, Inc. ...............................     1,379,140
                                                                    -----------
                                                                      8,570,359
                                                                    -----------
             Industrial Specialty Products &
              Services - 1.3%
      28,600 Donaldson, Inc. ....................................       688,188
      14,000 * Meade Instruments Corp. ..........................       399,000
                                                                    -----------
                                                                      1,087,188
                                                                    -----------
             Information Services &
              Technology - 4.0%
      23,200 * Micros Systems, Inc. .............................     1,716,800
      47,100 * SBS Technologies, Inc. ...........................     1,719,150
                                                                    -----------
                                                                      3,435,950
                                                                    -----------
             Manufacturing - Distributing - 1.7%
      65,000 LSI Industries, Inc. ...............................     1,405,625
                                                                    -----------
             Oil/Energy - 2.1%
      20,000 * Barrett Resources Corp. ..........................       588,750
      45,000 Berry Petroleum Co., Cl. A..........................       680,625
      32,000 Cabot Oil & Gas Corp., Cl. A........................       514,000
                                                                    -----------
                                                                      1,783,375
                                                                    -----------
             Printing, Publishing, Broadcasting
              & Entertainment - 2.6%
      97,800 Bowne & Co., Inc. ..................................     1,320,300
      77,000 * Obie Media Corp. .................................       895,125
                                                                    -----------
                                                                      2,215,425
                                                                    -----------

                                   EVERGREEN
                        Select Small Company Value Fund
                      Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                               Value

 COMMON STOCKS - continued
             Real Estate - 0.8%
      89,600 Mission West Properties, Inc., REIT..................   $   694,400
                                                                     -----------
             Retailing & Wholesale - 13.1%
      40,000 * Ames Department Stores, Inc. ......................     1,152,500
      60,000 * Consolidated Stores Corp. .........................       975,000
      78,900 Freds, Inc. Cl. A....................................     1,257,469
      45,000 * Papa John's International, Inc. ...................     1,172,813
     125,000 Pier 1 Imports, Inc. ................................       796,875
      95,000 Ross Stores, Inc. ...................................     1,704,062
     152,700 * Sonic Automotive, Inc. ............................     1,488,825
      55,000 * Whole Foods Market, Inc. ..........................     2,550,625
                                                                     -----------
                                                                      11,098,169
                                                                     -----------
             Telecommunication Services & Equipment - 1.7%
      97,400 Hickory Tech Corp....................................     1,461,000
                                                                     -----------

   Shares                                                               Value

 COMMON STOCKS - continued
             Thrift Institutions - 3.5%
      36,000 Highland Bancorp, Inc................................   $   684,000
      75,400 Horizon Financial Corp...............................       716,300
      14,200 Mech Financial, Inc..................................       490,787
      45,000 MetroWest Bank.......................................       267,188
      25,000 * Monterey Bay Bancorp, Inc..........................       253,125
      32,500 * Quaker City Bancorp, Inc...........................       528,125
                                                                     -----------
                                                                       2,939,525
                                                                     -----------
             Utilities - Electric - 1.4%
      61,100 MDU Resources Group, Inc.............................     1,222,000
                                                                     -----------
             Utilities - Gas - 2.3%
      25,000 Eastern Enterprises..................................     1,435,938
      20,000 NUI Corp.............................................       527,500
                                                                     -----------
                                                                       1,963,438
                                                                     -----------

             Total Investments -
              (cost $82,776,879)..........................   100.4%  85,416,812
             Other Assets and Liabilities - net...........    (0.4)    (301,358)
                                                             -----  -----------
             Net Assets...................................   100.0% $85,115,454
                                                             =====  ===========

* Non-income producing security

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Social Principles Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 98.4%
             Advertising & Related Services - 2.7%
     117,800 * Ha Lo Industries, Inc. ...........................   $    883,500
      28,800 Young & Rubicam, Inc. ..............................      2,037,600
                                                                    ------------
                                                                       2,921,100
                                                                    ------------
             Aerospace & Defense - 0.5%
      68,900 * BE Aerospace, Inc. ...............................        581,344
                                                                    ------------
             Banks - 4.5%
      36,716 FleetBoston Financial Corp. ........................      1,278,176
      30,600 Mellon Financial Corp. .............................      1,042,312
      54,500 SouthTrust Corp. ...................................      2,060,781
      13,500 Summit Bancorp......................................        413,438
                                                                    ------------
                                                                       4,794,707
                                                                    ------------
             Building, Construction & Furnishings - 2.2%
      48,394 * NCI Building Systems, Inc. .......................        895,289
      27,500 Southdown, Inc. ....................................      1,419,688
                                                                    ------------
                                                                       2,314,977
                                                                    ------------
             Business Equipment & Services - 0.4%
      30,000 * Consolidated Graphics, Inc. ......................        448,125
                                                                    ------------
             Communication Systems & Services - 3.9%
      30,400 * Metromedia Fiber Network, Inc.,
              Cl. A..............................................      1,457,300
      16,600 * NorthPoint Communications
              Group, Inc. .......................................        398,400
      35,900 * Tellabs, Inc. ....................................      2,304,331
                                                                    ------------
                                                                       4,160,031
                                                                    ------------
             Consumer Products & Services - 1.0%
      16,700 Harley-Davidson, Inc. ..............................      1,069,844
                                                                    ------------
             Diversified Companies - 0.9%
      28,800 ITT Industries, Inc. ...............................        963,000
                                                                    ------------
             Education - 0.9%
      48,300 * Apollo Group, Inc. ...............................        969,019
                                                                    ------------
             Electrical Equipment & Services - 2.0%
      18,200 Linear Technology Corp. ............................      1,302,438
       9,600 * SCI Systems, Inc. ................................        789,000
                                                                    ------------
                                                                       2,091,438
                                                                    ------------
             Electronic Equipment & Services - 3.6%
      57,600 * Teradyne, Inc. ...................................      3,801,600
                                                                    ------------
             Finance & Insurance - 6.5%
      16,510 AFLAC, Inc. ........................................        779,066
      39,700 Annuity & Life Re, Ltd. ............................      1,037,162
      52,300 Conseco, Inc. ......................................        934,862
      29,800 Countrywide Credit Industries, Inc. ................        752,450
      31,600 E Trade Group, Inc. ................................        825,550

   Shares                                                             Value

 COMMON STOCKS - continued
             Finance & Insurance - continued
      32,710 Partnerre, Ltd. ...................................   $  1,061,031
      38,800 ReliaStar Financial Corp. .........................      1,520,475
                                                                   ------------
                                                                      6,910,596
                                                                   ------------
             Food & Beverage Products - 6.4%
      28,700 Dean Foods Co. ....................................      1,140,825
      53,900 * Keebler Foods Co. ...............................      1,515,937
      23,500 McCormick & Co., Inc. .............................        699,125
      31,000 * Tricon Global Restaurants, Inc. .................      1,197,375
     133,400 * United States Food Service.......................      2,234,450
                                                                   ------------
                                                                      6,787,712
                                                                   ------------
             Healthcare Products & Services - 7.1%
      19,700 * Biogen, Inc. ....................................      1,664,650
      40,100 * Elan Corp., PLC, ADR.............................      1,182,950
     198,500 * HEALTHSOUTH Corp. ...............................      1,066,938
       7,100 MedImmune, Inc. ...................................      1,177,712
      43,202 Mylan Laboratories, Inc. ..........................      1,088,150
      55,700 * Pediatrix Medical Group, Inc. ...................        389,900
      14,400 * Wellpoint Health Networks, Inc., Cl. A...........        949,500
                                                                   ------------
                                                                      7,519,800
                                                                   ------------
             Industrial Specialty Products & Services - 1.1%
      28,400 Magna International, Inc., Cl. A...................      1,203,450
                                                                   ------------
             Information Services & Technology - 28.0%
      28,300 * Altera Corp. ....................................      1,402,619
      12,600 * Citrix Systems, Inc. ............................      1,549,800
      19,350 CNET, Inc. ........................................      1,098,113
      93,100 * Compuware Corp. .................................      3,467,975
      12,420 * JDS Uniphase Corp. ..............................      2,003,501
      43,000 * PMC-Sierra, Inc. ................................      6,893,437
      25,300 * PSINet, Inc. ....................................      1,562,275
      31,100 * Sanmina Corp. ...................................      3,106,113
      29,000 * Siebel Systems, Inc. ............................      2,436,000
      44,475 * Veritas Software Corp. ..........................      6,365,484
                                                                   ------------
                                                                     29,885,317
                                                                   ------------
             Oil/Energy - 4.6%
      47,900 El Paso Energy Corp. ..............................      1,859,119
     232,400 * Newpark Resources, Inc. .........................      1,423,450
      71,300 Ultramar Diamond Shamrock Corp. ...................      1,617,619
                                                                   ------------
                                                                      4,900,188
                                                                   ------------
             Paper & Packaging - 1.1%
      79,400 Rock Tennessee Co., Cl. A..........................      1,171,150
                                                                   ------------
             Pharmaceuticals - 0.9%
      23,600 Chiron Corp. ......................................      1,000,050
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.2%
      12,600 Omnicom Group, Inc. ...............................      1,260,000
                                                                   ------------

                                   EVERGREEN
                         Select Social Principles Fund
                      Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
             Real Estate - 0.9%
      54,100 FelCor Lodging Trust, Inc., REIT....................   $    946,749
                                                                    ------------
             Retailing & Wholesale - 8.3%
      17,160 * Abercrombie & Fitch Co., Cl. A....................        457,958
      71,026 * Best Buy Co., Inc. ...............................      3,564,617
       4,150 Circuit City Stores, Inc. ..........................        187,009
     105,000 Family Dollar Stores, Inc. .........................      1,712,812
     125,100 * Saks, Inc. .......................................      1,946,869
      42,200 * Starbucks Corp. ..................................      1,023,350
                                                                    ------------
                                                                       8,892,615
                                                                    ------------
             Telecommunication Services & Equipment - 5.2%
      24,220 Crown Castle International Corp. ...................        778,067
      89,900 * Qwest Communications International, Inc. .........      3,865,700
       6,400 Voicestream Wireless Corp. .........................        910,800
                                                                    ------------
                                                                       5,554,567
                                                                    ------------
             Utilities - Electric - 4.5%
      71,300 Cinergy Corp. ......................................      1,720,113
      73,428 Sierra Pacific Resources New........................      1,271,222
      95,600 UtiliCorp United, Inc. .............................      1,858,225
                                                                    ------------
                                                                       4,849,560
                                                                    ------------
             Total Common Stocks
              (cost $82,877,279).................................    104,996,939
                                                                    ------------

 Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 4.6%
            Repurchase Agreement - 4.6%
 $4,863,609 Cowen Securities Corp., 2.55%, dated 12/31/1999, maturing 1/3/2000, maturity value $4,864,643
             (cost $4,863,609) (a).............................   $  4,863,609
                                                                  ------------

            Total Investments - (cost $87,740,888).......   103.0%  109,860,548
            Other Assets and Liabilities - net...........    (3.0)   (3,197,623)
                                                            -----  ------------
            Net Assets...................................   100.0% $106,662,925
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
*   Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Growth Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 96.9%
             Banks - 0.7%
      65,475 U.S. Trust Corp. ...................................   $  5,250,277
                                                                    ------------
             Business Equipment &
              Services - 1.5%
      56,775 i2 Technologies, Inc. ..............................     11,071,125
                                                                    ------------
             Chemical & Agricultural
              Products - 1.1%
     153,550 Waters Corp. .......................................      8,138,150
                                                                    ------------
             Communication Systems & Services - 10.8%
     394,200 * Cisco Systems, Inc. ..............................     42,228,675
     258,525 Lucent Technologies, Inc. ..........................     19,340,901
     166,400 * Powerwave Technologies, Inc. .....................      9,713,600
     114,000 RF Micro Devices, Inc. .............................      7,801,875
                                                                    ------------
                                                                      79,085,051
                                                                    ------------
             Consumer Products &
              Services - 2.4%
     160,175 Procter & Gamble Co. ...............................     17,549,173
                                                                    ------------
             Electrical Equipment
              & Services - 4.8%
     157,175 General Electric Co. ...............................     24,322,831
      67,575 * QLogic Corp. .....................................     10,803,553
                                                                    ------------
                                                                      35,126,384
                                                                    ------------
             Electronic Equipment &
              Services - 2.8%
      49,575 SDL, Inc. ..........................................     10,807,350
      97,025 Texas Instruments, Inc. ............................      9,399,297
                                                                    ------------
                                                                      20,206,647
                                                                    ------------
             Finance & Insurance - 3.1%
     117,450 AFLAC, Inc. ........................................      5,542,172
     111,650 Citigroup, Inc. ....................................      6,203,553
      55,125 Federal National Mortgage Assoc. ...................      3,441,867
     265,759 MBNA Corp. .........................................      7,241,933
                                                                    ------------
                                                                      22,429,525
                                                                    ------------
             Food & Beverage Products - 3.2%
     205,525 Anheuser Busch Companies, Inc. .....................     14,566,585
     134,175 Quaker Oats Co. ....................................      8,805,234
                                                                    ------------
                                                                      23,371,819
                                                                    ------------
             Healthcare Products &
              Services - 12.2%
     262,900 Bristol-Myers Squibb Co. ...........................     16,874,894
     200,175 Johnson & Johnson...................................     18,641,297
     244,175 * MedQuist, Inc. ...................................      6,302,767
     358,775 Medtronic, Inc. ....................................     13,072,864
     246,575 Merck & Co., Inc. ..................................     16,535,936
     129,800 Schering-Plough Corp. ..............................      5,475,938
     151,050 Warner-Lambert Co. .................................     12,376,659
                                                                    ------------
                                                                      89,280,355
                                                                    ------------
             Information Services &
              Technology - 33.8%
     234,250 * America Online, Inc. .............................     17,671,234
      57,100 * Applied Micro Circuits Corp. .....................      7,265,975

   Shares                                                             Value

 COMMON STOCKS - continued
             Information Services &
              Technology - continued
      40,780 * Broadvision, Inc. ...............................   $  6,935,149
      45,180 Business Objects SA................................      6,037,178
      97,675 CDW Computer Centers, Inc. ........................      7,679,697
     156,600 * EMC Corp. .......................................     17,108,550
      60,650 Emulex Corp. ......................................      6,823,125
      86,125 Harmonic Lightwaves, Inc. .........................      8,176,492
      86,800 * JDS Uniphase Corp. ..............................     14,001,925
     115,375 * Legato Systems, Inc. ............................      7,939,242
     150,600 * Mercury Interactive Corp. .......................     16,255,388
     349,750 * Microsoft Corp. .................................     40,833,312
      54,750 * Network Appliance, Inc. .........................      4,547,672
      70,550 * PMC-Sierra, Inc. ................................     11,310,047
     119,805 Siebel Systems, Inc. ..............................     10,063,620
     209,050 * Sun Microsystems, Inc. ..........................     16,188,309
     148,400 * Synopsys, Inc. ..................................      9,905,700
     160,900 * Vitesse Semiconductor Corp. .....................      8,437,194
      69,250 * Yahoo!, Inc. ....................................     29,963,609
                                                                   ------------
                                                                    247,143,418
                                                                   ------------
             Oil/Energy - 0.5%
      84,900 Enron Corp. .......................................      3,767,437
                                                                   ------------
             Paper & Packaging - 2.4%
     178,225 Georgia-Pacific Corp. .............................      9,044,919
     133,485 Kimberly-Clark Corp. ..............................      8,709,896
                                                                   ------------
                                                                     17,754,815
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 2.2%
     118,801 Knight-Ridder, Inc. ...............................      7,068,659
      28,542 New York Times Co., Cl. A .........................      1,402,126
      74,200 Omnicom Group, Inc. ...............................      7,420,000
                                                                   ------------
                                                                     15,890,785
                                                                   ------------
             Retailing & Wholesale - 9.7%
      92,900 * Best Buy Co., Inc. ..............................      4,662,419
     101,375 Circuit City Stores, Inc. .........................      4,568,211
     362,075 Family Dollar Stores, Inc. ........................      5,906,348
     268,688 Home Depot, Inc. ..................................     18,421,887
     133,925 Lowe's Companies, Inc. ............................      8,002,019
      86,862 Tandy Corp. .......................................      4,272,525
      93,200 Tiffany & Co. .....................................      8,318,100
     236,675 Wal-Mart Stores, Inc. .............................     16,360,159
                                                                   ------------
                                                                     70,511,668
                                                                   ------------
             Telecommunication Services & Equipment - 5.1%
      87,175 E-Tek Dynamics, Inc. ..............................     11,735,934
     113,700 Nortel Networks Corp. .............................     11,483,700
      77,900 * Qualcomm, Inc. ..................................     13,720,138
                                                                   ------------
                                                                     36,939,772
                                                                   ------------
             Utilities - Telephone - 0.6%
      95,175 SBC Communications, Inc. ..........................      4,639,781
                                                                   ------------
             Total Common Stocks
              (cost $445,804,262)...............................    708,156,182
                                                                   ------------

                                   EVERGREEN
                          Select Strategic Growth Fund
                      Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 SHORT-TERM INVESTMENTS - 2.5%
             Money Market Shares - 0.0%
     192,812 Valiant General Fund................................   $    192,812
                                                                    ------------

 Principal
  Amount                                                               Value

             Repurchase Agreement - 2.5%
$18,491,401  Cowen Securities Corp., 2.55%, dated
              12/31/1999, maturing 1/3/2000,
              maturity value $18,495,330 (a).....................   $ 18,491,401
                                                                    ------------
             Total Short-Term Investments
              (cost $18,684,213).................................     18,684,213
                                                                    ------------

             Total Investments -
              (cost $464,488,475).........................    99.4%  726,840,395
             Other Assets and Liabilities - net...........     0.6     4,200,161
                                                             -----  ------------
             Net Assets...................................   100.0% $731,040,556
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
*   Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Strategic Value Fund
                            Schedule of Investments
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 94.6%
             Automotive Equipment & Manufacturing - 1.0%
     230,100 * Lear Corp. .......................................   $  7,363,200
                                                                    ------------
             Banks - 12.3%
     245,700 BankAmerica Corp. ..................................     12,331,069
     341,400 Chase Manhattan Corp. ..............................     26,522,512
     662,600 Mellon Financial Corp. .............................     22,569,813
     278,500 SouthTrust Corp. ...................................     10,530,781
     539,100 Wells Fargo Co. ....................................     21,799,856
                                                                    ------------
                                                                      93,754,031
                                                                    ------------
             Chemical & Agricultural
              Products - 2.3%
     634,600 Hercules, Inc. .....................................     17,689,475
                                                                    ------------
             Consumer Products &
              Services - 5.4%
     499,900 Black & Decker Corp. ...............................     26,119,775
     309,000 Maytag Corp. .......................................     14,832,000
                                                                    ------------
                                                                      40,951,775
                                                                    ------------
             Electronic Equipment &
              Services - 4.2%
     165,184 Koninklijke (Royal) Philips Electronics, NV, ADR....     22,299,840
     152,015 * Teradyne, Inc. ...................................     10,032,990
                                                                    ------------
                                                                      32,332,830
                                                                    ------------
             Finance & Insurance - 9.5%
     174,000 Allstate Corp. .....................................      4,176,000
     424,700 Citigroup, Inc. ....................................     23,597,394
     371,900 Countrywide Credit Industries, Inc. ................      9,390,475
     138,700 Loews Corp. ........................................      8,417,356
     269,400 Merrill Lynch & Co., Inc. ..........................     22,494,900
     144,100 Nationwide Financial Services, Inc.,
              Cl. A..............................................      4,025,794
                                                                    ------------
                                                                      72,101,919
                                                                    ------------
             Food & Beverage Products - 3.3%
     391,700 McDonald's Corp. ...................................     15,790,407
     411,500 Philip Morris Companies, Inc. ......................      9,541,656
                                                                    ------------
                                                                      25,332,063
                                                                    ------------
             Healthcare Products &
              Services - 4.5%
     315,900 Bristol-Myers Squibb Co. ...........................     20,276,831
     613,900 * Tenet Healthcare Corp. ...........................     14,426,650
                                                                    ------------
                                                                      34,703,481
                                                                    ------------
             Information Services &
              Technology - 3.4%
      92,400 Intel Corp. ........................................      7,605,675
     170,300 International Business Machines Corp. ..............     18,392,400
                                                                    ------------
                                                                      25,998,075
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Metal Products & Services - 5.8%
     396,800 Alcoa, Inc. .......................................   $ 32,934,400
     334,200 USX United States Steel Group......................     11,028,600
                                                                   ------------
                                                                     43,963,000
                                                                   ------------
             Oil/Energy - 12.8%
     295,000 Burlington Resources, Inc. ........................      9,753,437
     190,100 El Paso Energy Corp. ..............................      7,378,256
     349,822 Exxon Mobil Corp. .................................     28,182,535
     307,500 Texaco, Inc. ......................................     16,701,094
     716,500 Tosco Corp. .......................................     19,479,844
     297,600 Ultramar Diamond Shamrock Corp. ...................      6,751,800
     380,000 USX Marathon Group.................................      9,381,250
                                                                   ------------
                                                                     97,628,216
                                                                   ------------
             Paper & Packaging - 3.2%
     554,400 Mead Corp. ........................................     24,081,750
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 3.0%
     786,100 Disney (Walt) Co. .................................     22,993,425
                                                                   ------------
             Real Estate - 0.5%
     201,200 FelCor Lodging Trust, Inc., REIT...................      3,521,000
                                                                   ------------
             Retailing & Wholesale - 2.6%
     333,500 Lowe's Companies, Inc. ............................     19,926,625
                                                                   ------------
             Telecommunication Services & Equipment - 8.2%
     504,800 Centurytel, Inc. ..................................     23,914,900
     154,600 Motorola, Inc. ....................................     22,764,850
      85,200 Nokia Corp., ADR...................................     16,188,000
                                                                   ------------
                                                                     62,867,750
                                                                   ------------
             Utilities - Gas - 3.7%
     359,500 NICOR, Inc. .......................................     11,683,750
     543,700 The Williams Companies, Inc. ......................     16,616,831
                                                                   ------------
                                                                     28,300,581
                                                                   ------------
             Utilities - Telephone - 8.9%
     229,500 ALLTEL Corp. ......................................     18,976,780
     491,000 AT&T Corp. ........................................     24,918,250
     344,700 GTE Corp. .........................................     24,322,894
                                                                   ------------
                                                                     68,217,924
                                                                   ------------
             Total Common Stocks
              (cost $650,563,156)...............................    721,727,120
                                                                   ------------
 PREFERRED STOCKS - 1.4%
             Printing, Publishing, Broadcasting &
              Entertainment - 1.4%
     314,700 News Corp., Ltd.
              (cost $7,860,011) ................................     10,522,782
                                                                   ------------

                                   EVERGREEN
                          Select Strategic Value Fund
                       Schedule of Investments (continued)
                         December 31, 1999 (Unaudited)


   Shares                                                              Value

 SHORT-TERM INVESTMENTS - 3.8%
             Money Market Shares - 0.4%
   3,321,071 Valiant General Fund ...............................   $  3,321,071
                                                                    ------------

  Principal
   Amount                                                              Value

             Repurchase Agreement - 3.4%
 $26,216,748 Cowen Securities Corp., 2.55%,
              dated 12/31/1999, maturing
              1/3/2000, maturity value
              $26,222,319 (a)....................................   $ 26,216,748
                                                                    ------------
             Total Short-Term Investments
              (cost $29,537,819).................................     29,537,819
                                                                    ------------

             Total Investments -
              (cost $687,960,986).........................    99.8%  761,787,721
             Other Assets and Liabilities - net...........     0.2     1,355,833
                                                             -----  ------------
             Net Assets...................................   100.0% $763,143,554
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1999.
* Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipt
NV   Naamloze Vennootschap (Dutch corporation)
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                      Statements of Assets and Liabilities
                         December 31, 1999 (Unaudited)


                                                       Diversified   Large Cap     Secular
                            Balanced     Core Equity      Value        Blend        Growth
                              Fund           Fund          Fund         Fund         Fund
 ---------------------------------------------------------------------------------------------
Assets
 Identified cost of
  securities............  $562,213,462  $1,820,713,022 $406,407,933 $253,526,400 $672,229,686
 Net unrealized gains on
  securities............    83,402,168     897,672,706  101,514,052   97,027,414  265,067,066
 ---------------------------------------------------------------------------------------------
 Market value of
  securities............   645,615,630   2,718,385,728  507,921,985  350,553,814  937,296,752
 Cash...................         2,241               0            0            0    1,696,056
 Receivable for
  securities sold.......       380,304               0   36,472,959            0   14,824,140
 Receivable for Fund
  shares sold...........        51,376         853,954       41,747            0        6,434
 Dividends and interest
  receivable............     5,344,872       2,271,074      487,207      343,538      127,845
 Receivable for daily
  variation margin on
  open futures
  contracts.............             0               0       21,250            0            0
 Deferred organization
  expenses..............             0               0            0            0            0
 Prepaid expenses and
  other assets..........         2,603          14,899       25,825       26,137       28,083
 ---------------------------------------------------------------------------------------------
 Total assets...........   651,397,026   2,721,525,655  544,970,973  350,923,489  953,979,310
 ---------------------------------------------------------------------------------------------
Liabilities
 Distributions payable..       667,475               0       20,197      100,428            0
 Payable for securities
  purchased.............             0               0            0            0    7,784,880
 Payable for Fund shares
  redeemed..............     4,081,399         893,511       68,575    5,915,042      161,671
 Payable for securities
  on loan...............             0               0            0            0            0
 Due to custodian bank..             0               0            0            0            0
 Advisory fee payable...       277,030       1,594,631      225,810      189,414      446,808
 Distribution Plan
  expenses payable......             8             746            9          134            1
 Due to other related
  parties...............        11,701          50,067       10,108        6,791       16,926
 Accrued expenses and
  other liabilities.....       160,910         322,564       93,687       63,836      261,721
 ---------------------------------------------------------------------------------------------
 Total liabilities......     5,198,523       2,861,519      418,386    6,275,645    8,672,007
 ---------------------------------------------------------------------------------------------
Net assets..............  $646,198,503  $2,718,664,136 $544,552,587 $344,647,844 $945,307,303
 ---------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $539,076,474  $1,758,585,466 $426,101,911 $236,564,477 $602,775,902
 Undistributed
  (overdistributed) net
  investment income or
  loss..................       (67,625)        807,508       42,516        5,027     (642,815)
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts.............    23,787,486      61,598,456   16,553,033   11,050,926   78,107,150
 Net unrealized gains on
  securities and futures
  contracts.............    83,402,168     897,672,706  101,855,127   97,027,414  265,067,066
 ---------------------------------------------------------------------------------------------
Total net assets........  $646,198,503  $2,718,664,136 $544,552,587 $344,647,844 $945,307,303
 ---------------------------------------------------------------------------------------------
Net assets consists of
 Class I................  $645,160,940  $2,671,204,314 $543,139,434 $344,218,930 $945,226,365
 Class IS...............     1,037,563      47,459,822    1,413,153      428,914       80,938
 ---------------------------------------------------------------------------------------------
 Total net assets.......  $646,198,503  $2,718,664,136 $544,552,587 $344,647,844 $945,307,303
 ---------------------------------------------------------------------------------------------
Shares outstanding
 Class I................    45,079,474      29,734,719   19,096,865    7,948,714    6,480,308
 Class IS...............        72,288         567,600       50,300        9,913          556
 ---------------------------------------------------------------------------------------------
Net asset value per
 share
 Class I................  $      14.31  $        89.83 $      28.44 $      43.30 $     145.86
 ---------------------------------------------------------------------------------------------
 Class IS...............  $      14.35  $        83.61 $      28.09 $      43.27 $     145.57
 ---------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                      Statements of Assets and Liabilities
                         December 31, 1999 (Unaudited)


                           Small Cap    Small Company    Social     Strategic     Strategic
                             Growth         Value      Principles     Growth        Value
                              Fund          Fund          Fund         Fund          Fund
 --------------------------------------------------------------------------------------------
Assets
 Identified cost of
  securities............  $100,555,051   $82,776,879  $ 87,740,888 $464,488,475  $687,960,986
 Net unrealized gains on
  securities............    37,184,166     2,639,933    22,119,660  262,351,920    73,826,735
 --------------------------------------------------------------------------------------------
 Market value of
  securities............   137,739,217    85,416,812   109,860,548  726,840,395   761,787,721
 Cash...................           330             0             0        3,625             0
 Receivable for
  securities sold.......        11,011       562,179             0      666,585             0
 Receivable for Fund
  shares sold...........        34,025             0             0    4,507,824     4,267,001
 Dividends and interest
  receivable............         5,251       101,467        88,571      252,973     1,057,689
 Receivable for daily
  variation margin on
  open futures
  contracts.............             0             0             0            0             0
 Deferred organization
  expenses..............         3,921             0             0            0             0
 Prepaid expenses and
  other assets..........        11,689        27,299        11,393       21,813        32,144
 --------------------------------------------------------------------------------------------
   Total assets.........   137,805,444    86,107,757   109,960,512  732,293,215   767,144,555
 --------------------------------------------------------------------------------------------
Liabilities
 Distributions payable..             0        17,751             0            0       437,200
 Payable for securities
  purchased.............             0       383,958             0            0     2,781,525
 Payable for Fund shares
  redeemed..............             0       271,000     3,216,471      779,024       125,831
 Payable for securities
  on loan...............    26,219,817             0             0            0             0
 Due to custodian bank..             0       235,455             0            0             0
 Advisory fee payable...        68,826        59,972        70,006      400,036       471,360
 Distribution Plan
  expenses payable......             0             0             0          122            20
 Due to other related
  parties...............             0         1,936         1,952       14,511        20,117
 Accrued expenses and
  other liabilities.....        23,200        22,231         9,158       58,966       164,948
 --------------------------------------------------------------------------------------------
   Total liabilities....    26,311,843       992,303     3,297,587    1,252,659     4,001,001
 --------------------------------------------------------------------------------------------
Net assets..............  $111,493,601   $85,115,454  $106,662,925 $731,040,556  $763,143,554
 --------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $ 71,224,547   $99,878,337  $ 78,022,790 $425,177,634  $680,029,743
 Undistributed
  (overdistributed) net
  investment income or
  loss..................      (220,306)       (8,535)        9,227      (89,568)       42,890
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts.............     3,305,194   (17,394,281)    6,511,248   43,600,570     9,244,186
 Net unrealized gains on
  securities and futures
  contracts.............    37,184,166     2,639,933    22,119,660  262,351,920    73,826,735
 --------------------------------------------------------------------------------------------
   Total net assets.....  $111,493,601   $85,115,454  $106,662,925 $731,040,556  $763,143,554
 --------------------------------------------------------------------------------------------
Net assets consists of
 Class I................  $111,493,601   $85,114,462  $106,611,192 $713,031,377  $760,160,961
 Class IS...............             0           992        51,733   18,009,179     2,982,593
 --------------------------------------------------------------------------------------------
 Total net assets.......  $111,493,601   $85,115,454  $106,662,925 $731,040,556  $763,143,554
 --------------------------------------------------------------------------------------------
Shares outstanding
 Class I................     5,588,479    10,037,070     3,578,768   14,631,487     3,348,948
 Class IS...............             0           121         1,741      371,132        13,138
 --------------------------------------------------------------------------------------------
Net asset value per
 share
 Class I................  $      19.95   $      8.48  $      29.79 $      48.73  $     226.98
 --------------------------------------------------------------------------------------------
 Class IS...............            --   $      8.20  $      29.71 $      48.52  $     227.02
 --------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                            Statements of Operations
                 Six Months Ended December 31, 1999 (Unaudited)


                                                     Diversified   Large Cap     Secular
                           Balanced    Core Equity      Value        Blend        Growth
                             Fund          Fund         Fund         Fund          Fund
 -------------------------------------------------------------------------------------------
Investment income
 Dividends (net of
  foreign withholding
  taxes of $1,249,
  $38,187, $8,170, $885,
  $0, $0, $0, $2,171,
  $639, $4,332,
  respectively).........  $ 1,628,644  $ 13,538,474  $ 3,079,679  $ 2,245,336  $    896,085
 Securities lending
  income................            0             0            0            0       196,594
 Interest...............   10,970,314     1,904,338      117,322      149,086       799,783
 -------------------------------------------------------------------------------------------
Total investment
 income.................   12,598,958    15,442,812    3,197,001    2,394,422     1,892,462
 -------------------------------------------------------------------------------------------
Expenses
 Advisory fee...........    2,035,575     8,865,278    1,675,648    1,360,501     2,544,933
 Distribution Plan
  expenses..............          880        44,346        1,652          488            17
 Administrative services
  fee...................       77,121       287,615       63,478       44,215        82,340
 Transfer agent fee.....      190,529         9,811      110,635          182           704
 Trustees' fees and
  expenses..............        6,740        26,812        5,684        3,936         5,822
 Printing and postage
  expenses..............       17,481        65,301       14,460       10,127        17,928
 Custodian fee..........      105,865       325,846       44,337       42,741       106,490
 Registration and filing
  fees..................       46,648        66,266       22,832       16,715       213,468
 Professional fees......        9,740        12,891        8,820        8,237         9,798
 Organization expenses..            0             0            0            0             0
 Other..................       86,094        50,204       46,674       44,445         3,139
 -------------------------------------------------------------------------------------------
   Total expenses.......    2,576,673     9,754,370    1,994,220    1,531,587     2,984,639
   Less: Expense
    reductions..........      (13,487)      (52,784)     (11,480)      (8,152)      (14,080)
     Fee waivers........     (339,262)     (924,281)    (263,730)    (171,420)     (425,608)
 -------------------------------------------------------------------------------------------
 Net expenses...........    2,223,924     8,777,305    1,719,010    1,352,015     2,544,951
 -------------------------------------------------------------------------------------------
 Net investment income
  or loss...............   10,375,034     6,665,507    1,477,991    1,042,407      (652,489)
 -------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts
 Net realized gains or
  losses on:
 Securities.............   47,925,140    66,866,599   18,891,871   25,848,525    99,416,584
 Futures contracts......            0    (4,246,425)     466,175            0             0
 -------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures
  contracts.............   47,925,140    62,620,174   19,358,104   25,848,525    99,416,584
 -------------------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    9,868,119   120,962,603   14,453,323  (16,457,354)  196,431,202
 -------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and futures
  contracts.............   57,793,259   183,582,777   33,811,427    9,391,171   295,847,786
 -------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............  $68,168,293  $190,248,284  $35,289,418  $10,433,578  $295,195,297
 -------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Fund
                            Statements of Operations
                 Six Months Ended December 31, 1999 (Unaudited)


                           Small Cap   Small Company   Social                      Strategic
                            Growth         Value     Principles  Strategic Growth    Value
                             Fund          Fund         Fund           Fund          Fund
 ---------------------------------------------------------------------------------------------
Investment income
 Dividends (net of
  foreign withholding
  taxes of $1,249,
  $38,187, $8,170, $885,
  $0, $0, $0, $2,171,
  $639, $4,332,
  respectively).........  $    64,224   $   563,649  $  568,999    $  1,341,773   $ 5,707,014
 Securities lending
  income................       48,178             0           0               0             0
 Interest...............       48,794       107,853      97,450         793,568       728,961
 ---------------------------------------------------------------------------------------------
Total investment
 income.................      161,196       671,502     666,449       2,135,341     6,435,975
 ---------------------------------------------------------------------------------------------
Expenses
 Advisory fee...........      313,675       450,171     450,630       1,967,647     2,405,518
 Distribution Plan
  expenses..............            0             5          82          17,559         2,871
 Administrative services
  fee...................        4,743        11,377      12,816          63,816        78,033
 Transfer agent fee.....          998           204         182          36,659        19,930
 Trustees' fees and
  expenses..............          726         1,021         971           4,822         6,818
 Printing and postage
  expenses..............        1,888         2,626       3,119          12,994        17,928
 Custodian fee..........        9,488        13,222      10,459          36,588        89,773
 Registration and filing
  fees..................       31,840        13,463       4,721          13,724        91,361
 Professional fees......        7,655         8,789       7,794           9,175         9,798
 Organization expenses..        2,011             0           0               0             0
 Other..................       11,956         8,688       3,252           3,636         3,117
 ---------------------------------------------------------------------------------------------
   Total expenses.......      384,980       509,566     494,026       2,166,620     2,725,147
   Less: Expense
    reductions..........       (3,478)       (3,970)     (1,966)        (12,865)      (14,164)
     Fee waivers........            0       (37,167)    (31,950)       (168,384)     (196,718)
 ---------------------------------------------------------------------------------------------
   Net expenses.........      381,502       468,429     460,110       1,985,371     2,514,265
 ---------------------------------------------------------------------------------------------
 Net investment income
  or loss...............     (220,306)      203,073     206,339         149,970     3,921,710
 ---------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 and futures contracts
 Net realized gains or
  losses on:
   Securities...........    7,724,216    (8,869,649) 13,379,755      73,538,856     9,684,294
   Futures contracts....            0             0           0               0             0
 ---------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures
  contracts.............    7,724,216    (8,869,649) 13,379,755      73,538,856     9,684,294
 ---------------------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............   27,399,552     2,639,016  (9,293,541)    139,358,357   (22,587,449)
 ---------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and futures
  contracts.............   35,123,768    (6,230,633)  4,086,214     212,897,213   (12,903,155)
 ---------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............  $34,903,462   $(6,027,560) $4,292,553    $213,047,183   $(8,981,445)
 ---------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                      Statements of Changes in Net Assets
                 Six Months Ended December 31, 1999 (Unaudited)

                                                          Diversified     Large Cap       Secular
                            Balanced      Core Equity        Value          Blend         Growth
                              Fund            Fund           Fund           Fund           Fund
 ----------------------------------------------------------------------------------------------------
Operations
 Net investment income
  or loss...............  $  10,375,034  $    6,665,507  $   1,477,991  $   1,042,407  $    (652,489)
 Net realized gains or
  losses on securities
  and futures
  contracts.............     47,925,140      62,620,174     19,358,104     25,848,525     99,416,584
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............      9,868,119     120,962,603     14,453,323    (16,457,354)   196,431,202
 ----------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     68,168,293     190,248,284     35,289,418     10,433,578    295,195,297
 ----------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class I................    (12,050,262)     (5,868,238)    (1,847,289)    (1,028,536)        (1,204)
 Class IS...............        (11,667)        (46,444)        (2,748)          (675)             0
 Net realized gains
 Class I................    (24,379,441)   (187,467,729)   (20,189,344)   (48,438,597)   (21,267,232)
 Class IS...............        (36,122)     (3,188,973)       (52,325)       (54,463)          (852)
 ----------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........    (36,477,492)   (196,571,384)   (22,091,706)   (49,522,271)   (21,269,288)
 ----------------------------------------------------------------------------------------------------
Capital shares
 transactions
 Proceeds from shares
  sold..................     40,891,177     134,132,114     17,963,149      3,355,140     45,503,515
 Payment for shares
  redeemed..............   (205,272,716)   (336,210,264)  (113,950,665)  (106,922,322)  (185,887,007)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........     31,025,679     188,873,735     19,603,608     48,546,755     21,268,857
 Net asset value of
  shares issued in
  acquisition of common
  trust funds...........     88,725,755     662,110,336              0              0    750,366,912
 Net asset value of
  shares issued in
  acquisition of other
  investment companies..              0     132,358,403              0              0              0
 ----------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  shares transactions...    (44,630,105)    781,264,324    (76,383,908)   (55,020,427)   631,252,277
 ----------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............    (12,939,304)    774,941,224    (63,186,196)   (94,109,120)   905,178,286
Net assets
 Beginning of period....    659,137,807   1,943,722,912    607,738,783    438,756,964     40,129,017
 ----------------------------------------------------------------------------------------------------
 End of period..........  $ 646,198,503  $2,718,664,136  $ 544,552,587  $ 344,647,844  $ 945,307,303
 ----------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income or
 loss...................  $     (67,625) $      807,508  $      42,516  $       5,027  $    (642,815)
 ----------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                      Statements of Changes in Net Assets
                 Six Months Ended December 31, 1999 (Unaudited)

                           Small Cap    Small Company     Social       Strategic     Strategic
                             Growth         Value       Principles      Growth         Value
                              Fund          Fund           Fund          Fund           Fund
 ------------------------------------------------------------------------------------------------
Operations
 Net investment income
  or loss...............  $   (220,306) $    203,073   $    206,339  $     149,970  $  3,921,710
 Net realized gains or
  losses on securities
  and futures
  contracts.............     7,724,216    (8,869,649)    13,379,755     73,538,856     9,684,294
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    27,399,552     2,639,016     (9,293,541)   139,358,357   (22,587,449)
 ------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    34,903,462    (6,027,560)     4,292,553    213,047,183    (8,981,445)
 ------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class I................             0      (211,134)      (195,048)      (230,950)   (4,801,884)
 Class IS...............             0           (14)           (78)        (1,380)      (15,067)
 Net realized gains
 Class I................             0             0    (24,231,940)   (97,463,054)   (9,327,347)
 Class IS...............             0             0        (11,316)    (2,592,736)      (31,597)
 ------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........             0      (211,148)   (24,438,382)  (100,288,120)  (14,175,895)
 ------------------------------------------------------------------------------------------------
Capital shares
 transactions
 Proceeds from shares
  sold..................    14,763,891    14,916,520      1,477,125    134,798,995   149,769,345
 Payment for shares
  redeemed..............    (8,287,289)  (31,914,652)   (33,457,584)  (112,639,967)  (61,089,469)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........             0       171,172     24,253,188     99,760,812    11,366,456
 Net asset value of
  shares issued in
  acquisition of common
  trust funds...........             0             0              0      2,592,329   153,449,048
 Net asset value of
  shares issued in
  acquisition of other
  investment companies..             0             0              0              0             0
 ------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  shares transactions...     6,476,602   (16,826,960)    (7,727,271)   124,512,169   253,495,380
 ------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............    41,380,064   (23,065,668)   (27,873,100)   237,271,232   230,338,040
Net assets
 Beginning of period....    70,113,537   108,181,122    134,536,025    493,769,324   532,805,514
 ------------------------------------------------------------------------------------------------
 End of period..........  $111,493,601  $ 85,115,454   $106,662,925  $ 731,040,556  $763,143,554
 ------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income or
 loss...................  $   (220,306) $     (8,535)  $      9,227  $     (89,568) $     42,890
 ------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Fund
                      Statements of Changes in Net Assets
                            Year Ended June 30, 1999

                                                          Diversified     Large Cap      Secular
                            Balanced      Core Equity        Value          Blend        Growth
                              Fund            Fund           Fund           Fund        Fund (a)
 --------------------------------------------------------------------------------------------------
Operations
 Net investment income
  or loss................ $  23,946,017  $   15,255,869  $   5,814,173  $   3,767,039        9,089
 Net realized gains or
  losses on securities
  and futures
  contracts..............       928,390     190,887,254     17,372,195     35,527,151      (41,350)
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts..............    12,500,436     (31,676,691)    23,916,181     (7,056,882)     648,999
 --------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations.............    37,374,843     174,466,432     47,102,549     32,237,308      616,738
 --------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income
  (b)
   Class I...............   (22,214,234)    (14,533,736)    (5,432,863)      (415,801)      (7,798)
   Class IS..............       (71,558)       (136,355)        (6,977)        (2,046)          (1)
   Class IC (c)..........             0               0              0     (3,330,655)           0
 Net realized gains (b)
   Class I...............    (7,372,020)   (160,679,308)   (17,317,740)    (1,886,318)           0
   Class IS..............       (32,664)     (2,314,062)       (34,597)       (32,097)           0
   Class IC (c)..........             0               0              0    (50,651,105)           0
 --------------------------------------------------------------------------------------------------
   Total distributions
    to shareholders......   (29,690,476)   (177,663,461)   (22,792,177)   (56,318,022)      (7,799)
 --------------------------------------------------------------------------------------------------
Capital shares
 transactions
 Proceeds from shares
  sold...................   107,820,701     194,557,250     67,508,083     46,937,384   39,940,669
 Payment for shares
  redeemed...............  (200,572,408)   (345,341,133)  (303,364,284)  (147,493,668)    (425,994)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........    20,140,059     127,043,887     21,722,516     51,527,385        5,403
 Net asset value of
  shares issued in
  acquisition of other
  investment companies...             0               0              0              0            0
 --------------------------------------------------------------------------------------------------
   Net increase (decrease)
    in net assets
    resulting from capital
    shares transactions..   (72,611,648)    (23,739,996)  (214,133,685)   (49,028,899)  39,520,078
 --------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets................   (64,927,281)    (26,937,025)  (189,823,313)   (73,109,613)  40,129,017
Net assets
 Beginning of period.....   724,065,088   1,970,659,937    797,562,096    511,866,577            0
 --------------------------------------------------------------------------------------------------
 End of period........... $ 659,137,807  $1,943,722,912  $ 607,738,783  $ 438,756,964  $40,129,017
 --------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income or
 loss.................... $   1,619,270  $       56,683  $     414,562  $      (8,169) $    10,878
 --------------------------------------------------------------------------------------------------

(a) For the period from February 26, 1999 (commencement of Class operations) to June 30, 1999.
(b) The Large Cap Blend Fund redesignated $240,950 (or $0.02 per share for Classes I, IS and IC) distributions from net investment income declared af-ter January 1, 1999, as capital gains distributions after January 1, 1999.
(c) On April 30, 1999, the IC shares of the Large Cap Blend Fund and Social Principles Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                      Statements of Changes in Net Assets
                            Year Ended June 30, 1999

                           Small Cap   Small Company     Social       Strategic     Strategic
                            Growth         Value       Principles      Growth          Value
                             Fund          Fund           Fund          Fund           Fund
 -----------------------------------------------------------------------------------------------
Operations
 Net investment income
  or loss...............  $  (423,502) $    253,866   $    502,889  $   1,061,817  $  5,478,583
 Net realized gains or
  losses on securities
  and futures
  contracts.............   (2,938,420)   (8,481,510)    20,463,898    100,654,235     9,159,666
 Net change in
  unrealized gains or
  losses on securities
  and futures
  contracts.............    6,375,643     2,615,130    (22,240,460)    51,252,431    24,194,498
 -----------------------------------------------------------------------------------------------
   Net increase
    (decrease)
    in net assets
    resulting from
    operations..........    3,013,721    (5,612,514)    (1,273,673)   152,968,483    38,832,747
 -----------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income
   Class I..............            0      (313,373)       (78,008)    (1,186,581)   (4,545,875)
   Class IS.............            0             0           (238)       (10,641)      (17,533)
   Class IC (b).........            0             0       (537,557)             0             0
 Net realized gains
   Class I..............     (100,814)     (363,011)      (157,473)   (42,795,680)   (7,731,471)
   Class IS.............            0             0         (6,403)      (947,111)      (36,621)
   Class IC (b).........            0             0     (8,960,041)             0             0
 -----------------------------------------------------------------------------------------------
   Total distributions
    to shareholders......     (100,814)     (676,384)    (9,739,720)   (44,940,013) (12,331,500)
 -----------------------------------------------------------------------------------------------
Capital shares
 transactions
 Proceeds from shares
  sold..................    3,242,108    49,048,796     14,856,248     98,098,328   281,161,395
 Payment for shares
  redeemed..............   (5,425,723)  (12,850,016)   (58,178,607)  (282,527,098)  (72,083,435)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........      100,757       624,439      9,074,037     40,521,982     8,705,914
 Net asset value of
  shares issued in
  acquisition of other
  investment companies..            0             0              0    205,742,310             0
 -----------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  shares transactions...   (2,082,858)   36,823,219    (34,248,322)    61,835,522   217,783,874
 -----------------------------------------------------------------------------------------------
    Total increase
     (decrease) in net
     assets.............      830,049    30,534,321    (45,261,715)   169,863,992   244,285,121
Net assets
 Beginning of period....   69,283,488    77,646,801    179,797,740    323,905,332   288,520,393
 -----------------------------------------------------------------------------------------------
 End of period..........  $70,113,537  $108,181,122   $134,536,025  $ 493,769,324  $532,805,514
================================================================================================
Undistributed
 (overdistributed) net
 investment income or
 loss...................  $         0  $       (460)  $     (1,986) $      (7,208) $    938,131
===============================================================================================

(a) For the period from February 26, 1999 (commencement of Class operations) to June 30, 1999.
(b) On April 30, 1999, the IC shares of the Large Cap Blend Fund and Social Principles Fund were converted to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net asset value equal to the net asset value of their shares immediately prior to the close of business on April 30, 1999. Class IC is the accounting survivor, its operating results for the periods prior to April 30, 1999 have been carried forward in these financial statements.

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Select Equity Funds consist of Evergreen Select Balanced Fund ("Balanced Fund"), Evergreen Select Core Equity Fund ("Core Equity Fund"), Ev-ergreen Select Diversified Value Fund ("Diversified Value Fund"), Evergreen Se-lect Large Cap Blend Fund ("Large Cap Blend Fund"), Evergreen Select Secular Growth Fund ("Secular Growth Fund"), Evergreen Select Small Cap Growth Fund ("Small Cap Growth Fund"), Evergreen Select Small Company Value Fund ("Small Company Value Fund"), Evergreen Select Social Principles Fund ("Social Princi-ples Fund"), Evergreen Select Strategic Growth Fund ("Strategic Growth Fund") and Evergreen Select Strategic Value Fund ("Strategic Value Fund"), (collec-tively, the "Funds"). Each Fund is a diversified series of Evergreen Select Eq-uity Trust, a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Invest-ment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Institutional shares ("Class I ") and Institutional Service shares ("Class IS"). Each Class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS and other securities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price.

Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institution-al-size transactions, the pricing service uses methods based on market transac-tions for comparable securities and analysis of various relationships between similar securities, which are generally recognized by institutional traders.

Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Mutual fund shares held as short-term investments are valued at net asset val-ue.

Short-term investments with remaining maturities of 60 days or less at the time of purchase are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Col-lateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, the Small Cap Growth Fund along with certain other Funds, managed by Ev-ergreen Investment Management Company ("EIMC"), an indirect wholly owned sub-sidiary of First Union National Bank ("FUNB"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain or loss resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gain or loss on securi-ties and foreign currency related transactions. Net realized foreign currency gains or losses resulting from changes in exchange rates include foreign cur-rency gains and losses between trade date and settlement date on securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts that are actually received are included in realized gain or loss on foreign currency related transactions. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

E. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers, and other financial organizations. The Funds' investment advisers will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

G. Federal Taxes
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distrib-ute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income, if any, for the Funds, except for Small Cap Growth Fund, are declared and paid monthly. Small Cap Growth Fund de-clares and pays distributions from net investment income, if any, annually. Distributions from net realized capital gains, if any, are paid at least annu-ally. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

I. Class Allocations
Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans.

J. Organization Expenses
Organization expenses for Small Cap Growth Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the ini-tial shares of the Fund are redeemed by any holder during the five-year amorti-zation period, redemption proceeds will be reduced by any unamortized organiza-tion expenses in the same proportion as the number of initial shares being re-deemed bears to the number of initial shares outstanding at the time of the re-demption.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

The investment adviser to each Fund, other than Small Cap Growth Fund and Small Company Value Fund is First Capital Group ("FCG"), a division of FUNB. Each Fund, other than Small Cap Growth Fund and Small Company Value Fund, pays FCG a fee for its services as set forth below. The annual advisory fees are calcu-lated daily and paid monthly and are based on a percentage of the average daily net assets of each Fund.

                                                                 Annual
                                                              Advisory fee
                                                              ------------
         Balanced Fund.......................................     0.60%
         Core Equity Fund....................................     0.70
         Diversified Value Fund..............................     0.60
         Large Cap Blend Fund................................     0.70
         Secular Growth Fund.................................     0.70
         Social Principles Fund..............................     0.80
         Strategic Growth Fund...............................     0.70
         Strategic Value Fund................................     0.70

EIMC is the investment adviser to Small Cap Growth Fund. In return for its services, EIMC is paid an annual advisory fee equal to 0.80% of the Fund's first $100 million of average daily net assets, 0.75% of the Fund's next $150 million, and 0.65% thereafter.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of FUNB, is the investment adviser to Small Company Value Fund. Small Company Value Fund pays EAMC an annual fee of 0.90% of its average daily net assets. Leiber & Com-pany, an affiliate of First Union Corporation ("First Union"), is the invest-ment sub-adviser to Small Company Value Fund. Leiber & Company provides these serv-ices at no additional cost to the Fund.

Leiber & Company also provides brokerage services to Small Company Value Fund with respect to substantially all security transactions effected on either the New York or American Stock Exchanges. For the six months ended December 31, 1999, Small Company Fund incurred $91,862, in brokerage commissions with Leiber & Company.

Each investment adviser, other than EIMC, has voluntarily agreed to waive a portion of the investment advisory fee for each Fund and/or to reimburse a por-tion of each Fund's annual operating expenses. For the six months ended Decem-ber 31, 1999, the investment advisers voluntarily reduced their fees as fol-lows:

                                                 Total     % of Average
                                                  Fee    Daily Net Assets
                                                Waivers    (annualized)
                                                ------- ---------------
         Balanced Fund......................... $339,262       0.10%
         Core Equity Fund......................  924,281       0.07
         Diversified Value Fund................  263,730       0.09
         Large Cap Blend Fund..................  171,420       0.09
         Secular Growth Fund...................  425,608       0.12
         Small Company Value Fund..............   37,167       0.07
         Social Principles Fund................   31,950       0.06
         Strategic Growth Fund.................  168,384       0.06
         Strategic Value Fund..................  196,718       0.06

Evergreen Investment Services ("EIS"), an indirect wholly-owned subsidiary of First Union, is the administrator and The BISYS Group, Inc. ("BISYS") serves as sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trust-ees receive no compensation directly from the Funds.

The administrator and sub-administrator for each Fund, except Small Cap Growth Fund, are entitled to an annual fee based on the average daily net assets of the Funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calcu-lated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of each Fund.

For the six months ended December 31, 1999, the following amounts were paid for administration and sub-administration services:

                                        Administration Sub-administration
                                        ------------- -----------------
         Balanced Fund.................    $ 60,439         $16,682
         Core Equity Fund..............     225,369          62,246
         Diversified Value Fund........      49,773          13,705
         Large Cap Blend Fund..........      34,654           9,561
         Secular Growth Fund...........      64,495          17,845
         Small Company Value Fund......       8,917           2,460
         Social Principles Fund........      10,045           2,771
         Strategic Growth Fund.........      50,003          13,813
         Strategic Value Fund..........      61,144          16,889

For the Small Cap Growth Fund, the sub-administration fee is paid by the in-vestment advisor and is not a Fund expense. For the six months ended December 31, 1999, Small Cap Growth Fund reimbursed EIMC for certain administrative and accounting expenses amounting to $4,743.

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds. Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribu-tion Plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-deal-ers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Class IS currently pays a service fee equal to 0.25% of the av-erage daily net asset of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and/or Class IS. Transactions in shares of the Funds were as follows:

Balanced Fund

                             Six Months Ended               Year Ended
                             December 31, 1999             June 30, 1999
                         --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
 -------------------------------------------------------------------------------
Class I Shares
Shares sold.............   2,981,652  $  40,024,793    7,848,229  $ 102,258,212
Shares redeemed......... (15,227,946)  (204,969,515) (14,836,155)  (195,030,850)
Shares issued in
 reinvestment of
 distributions..........   2,255,529     31,015,930    1,521,793     20,036,612
Shares issued in
 acquisition of:
 Corestates Balanced
  Fund..................     422,321      5,780,695            0              0
 Corestates Balanced
  Trust.................   6,059,738     82,945,060            0              0
 -------------------------------------------------------------------------------
Net decrease............  (3,508,706)   (45,203,037)  (5,466,133)   (72,736,026)
 -------------------------------------------------------------------------------
Class IS Shares
Shares sold.............      64,826        866,384      422,203      5,562,489
Shares redeemed.........     (23,063)      (303,201)    (416,181)    (5,541,558)
Shares issued in
 reinvestment of
 distributions..........         716          9,749        7,749        103,447
 -------------------------------------------------------------------------------
Net increase............      42,479        572,932       13,771        124,378
 -------------------------------------------------------------------------------
Net decrease............              $ (44,630,105)              $ (72,611,648)
 -------------------------------------------------------------------------------

Core Equity Fund

                             Six Months Ended              Year Ended
                            December 31, 1999            June 30, 1999
                         -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
 -----------------------------------------------------------------------------
Class I Shares
Shares sold.............  1,245,614  $ 101,898,840   1,894,587  $ 162,933,860
Shares redeemed......... (3,828,357)  (318,348,019) (3,733,442)  (323,280,104)
Shares issued in
 reinvestment of
 distributions..........  2,198,590    186,527,155   1,482,376    125,141,384
Shares issued in
 acquisition of common
 trust funds:
 Corestates Growth and
  Income Equity Trust...  6,974,611    595,233,256           0              0
 Signet Capital Growth..     67,230      5,737,565           0              0
 Signet Investors Equity
  Class A...............    592,625     50,576,342           0              0
 Signet Investors Equity
  Class B...............    123,773     10,563,173           0              0
Shares issued in
 acquisition of other
 investment companies:
 Evergreen Select Equity
  Income Fund...........  1,629,831    132,135,902           0              0
 -----------------------------------------------------------------------------
Net increase
 (decrease).............  9,003,917    764,324,214    (356,479)   (35,204,860)
 -----------------------------------------------------------------------------
Class IS Shares
Shares sold.............    405,508     32,233,274     388,096     31,623,390
Shares redeemed.........   (231,505)   (17,862,245)   (271,386)   (22,061,029)
Shares issued in
 reinvestment of
 distributions..........     29,717      2,346,580      24,042      1,902,503
Shares issued in
 acquisition of other
 investment companies:
 Evergreen Select Equity
  Income Fund...........     14,454        222,501           0              0
 -----------------------------------------------------------------------------
Net increase............    218,174     16,940,110     140,752     11,464,864
 -----------------------------------------------------------------------------
Net increase
 (decrease).............             $ 781,264,324              $ (23,739,996)
 -----------------------------------------------------------------------------

Diversified Value Fund

                             Six Months Ended              Year Ended
                            December 31, 1999             June 30, 1999
                         -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold.............    667,054  $  17,962,659    2,710,532  $  66,392,052
Shares redeemed......... (4,210,637)  (113,886,974) (12,054,441)  (303,229,194)
Shares issued in
 reinvestment of
 distributions..........    713,363     19,548,535      864,540     21,680,943
 ------------------------------------------------------------------------------
Net decrease............ (2,830,220)   (76,375,780)  (8,479,369)  (215,156,199)
 ------------------------------------------------------------------------------
Class IS Shares
Shares sold.............         19            490       46,088      1,116,031
Shares redeemed.........     (2,397)       (63,691)      (5,221)      (135,090)
Shares issued in
 reinvestment of
 distributions..........      2,035         55,073        1,677         41,573
 ------------------------------------------------------------------------------
Net increase
 (decrease).............       (343)        (8,128)      42,544      1,022,514
 ------------------------------------------------------------------------------
Net decrease............             $ (76,383,908)              $(214,133,685)
 ------------------------------------------------------------------------------

Large Cap Blend Fund

                             Six Months Ended              Year Ended
                            December 31, 1999             June 30, 1999
                         -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold.............     70,831  $   3,269,982      281,613  $  13,021,813
Shares redeemed......... (2,327,772)  (106,874,822)  (1,136,453)   (53,049,940)
Shares issued in
 reinvestment of
 distributions..........  1,139,002     48,491,624       40,730      1,853,814
Shares issued from
 conversion of Class IC
 (a)....................          0              0    9,604,208    452,516,632
 ------------------------------------------------------------------------------
Net increase
 (decrease)............. (1,117,939)   (55,113,216)   8,790,098    414,342,319
 ------------------------------------------------------------------------------
Class IS Shares
Shares sold.............      1,764         85,158        7,147        328,082
Shares redeemed.........     (1,048)       (47,500)      (5,917)      (269,541)
Shares issued in
 reinvestment of
 distributions..........      1,295         55,131          745         33,874
 ------------------------------------------------------------------------------
Net increase............      2,011         92,789        1,975         92,415
 ------------------------------------------------------------------------------
Class IC Shares
Shares sold.............          0              0      745,024     33,587,489
Shares redeemed.........          0              0   (2,036,907)   (94,174,187)
Shares issued in
 reinvestment of
 distributions..........          0              0    1,090,492     49,639,697
Shares converted in
 conversion to Class I
 (a)....................          0              0   (9,604,208)  (452,516,632)
 ------------------------------------------------------------------------------
Net decrease............          0              0   (9,805,599)  (463,463,633)
 ------------------------------------------------------------------------------
Net decrease............             $ (55,020,427)              $ (49,028,899)
 ------------------------------------------------------------------------------
(a) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares.

Secular Growth Fund

                             Six Months Ended              Year Ended
                            December 31, 1999           June 30, 1999 (b)
                         -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold.............    422,480  $  45,437,073      405,610  $  39,939,701
Shares redeemed......... (1,739,289)  (185,887,007)      (4,346)      (425,994)
Shares issued in
 reinvestment of
 distributions..........    158,837     21,268,005           54          5,402
Shares issued in
 acquisition of:
 Corestate Charitable
  Equity Trust..........  1,069,362    110,877,230            0              0
 Corestate Growth and
  Income Fund...........    787,473     81,649,376            0              0
 Corestate Growth Equity
  Fund..................  4,185,687    433,994,394            0              0
 Corestate Growth Equity
  Trust.................  1,194,440    123,845,912            0              0
 ------------------------------------------------------------------------------
Net increase............  6,078,990    631,184,983      401,318     39,519,109
 ------------------------------------------------------------------------------
Class IS Shares
Shares sold.............        540         66,442           10            968
Shares issued in
 reinvestment of
 distributions..........          6            852            0              1
 ------------------------------------------------------------------------------
Net increase............        546         67,294           10            969
 ------------------------------------------------------------------------------
Net increase............             $ 631,252,277               $  39,520,078
 ------------------------------------------------------------------------------

(b) For the period from February 26, 1999 (commencement of class operations) to June 30, 1999.

Small Cap Growth Fund

                              Six Months Ended              Year Ended
                              December 31, 1999           June 30, 1999
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold..............     966,368  $ 14,763,891     284,105  $   3,242,108
Shares redeemed..........    (513,615)   (8,287,289)   (437,071)    (5,425,723)
Shares issued in
 reinvestment of
 distributions...........           0             0       8,734        100,757
 ------------------------------------------------------------------------------
Net increase (decrease)..              $  6,476,602              $  (2,082,858)
 ------------------------------------------------------------------------------

Small Company Value Fund

                              Six Months Ended              Year Ended
                              December 31, 1999         June 30, 1999 (a)
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold..............   1,763,607  $ 14,896,899   5,762,869  $  48,213,008
Shares redeemed..........  (3,845,627)  (31,896,066) (1,437,069)   (12,034,887)
Shares issued in
 reinvestment of
 distributions...........      20,589       171,171      74,799        624,337
 ------------------------------------------------------------------------------
Net increase (decrease)..  (2,061,431)  (16,827,996)  4,400,599     36,802,458
 ------------------------------------------------------------------------------
Class IS Shares
Shares sold..............       2,472        19,621     101,492        835,890
Shares redeemed..........      (2,472)      (18,586)   (101,371)      (815,129)
Shares issued in
 reinvestment of
 distributions...........           0             1           0              0
 ------------------------------------------------------------------------------
Net increase.............           0         1,036         121         20,761
 ------------------------------------------------------------------------------
Net increase (decrease)..              $(16,826,960)             $  36,823,219
 ------------------------------------------------------------------------------
(a) For Class IS, for the period from December 31, 1998 (commencement of class operations) to June 30, 1999.

Social Principles Fund

                              Six Months Ended              Year Ended
                              December 31, 1999           June 30, 1999
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold..............      38,075  $  1,335,750      90,138  $   3,145,258
Shares redeemed..........    (975,019)  (33,321,195)   (225,918)    (8,155,311)
Shares issued in
 reinvestment of
 distributions...........     872,243    24,241,794       4,705        162,875
Shares issued from
 conversion of Class IC
 (b).....................           0             0   3,712,810    126,994,084
 ------------------------------------------------------------------------------
Net increase (decrease)       (64,701)   (7,743,651)  3,581,735    122,146,906
 ------------------------------------------------------------------------------
Class IS Shares
Shares sold..............       3,710       141,375       4,670        159,277
Shares redeemed..........      (3,994)     (136,389)     (8,520)      (297,123)
Shares issued in
 reinvestment of
 distributions...........         410        11,394         191          6,618
 ------------------------------------------------------------------------------
Net increase (decrease)           126        16,380      (3,659)      (131,228)
 ------------------------------------------------------------------------------
Class IC Shares
Shares sold..............           0             0     337,062     11,551,713
Shares redeemed..........           0             0  (1,429,917)   (49,726,173)
Shares issued in
 reinvestment of
 distributions...........           0             0     256,850      8,904,544
Shares converted in
 conversion to Class I
 (b).....................           0             0  (3,712,810)  (126,994,084)
 ------------------------------------------------------------------------------
Net decrease.............           0             0  (4,548,815)  (156,264,000)
 ------------------------------------------------------------------------------
Net decrease.............              $ (7,727,271)             $ (34,248,322)
 ------------------------------------------------------------------------------

(b) On April 30, 1999, Class IC shares of the Fund were converted to Class I shares.

Strategic Growth Fund

                               Six Months Ended             Year Ended
                              December 31, 1999            June 30, 1999
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold..............   3,286,506  $ 132,246,666   4,260,240  $ 93,242,573
Shares redeemed..........  (2,699,718)  (110,488,146) (7,535,767)  (27,683,495)
Shares issued in
 reinvestment of
 distributions...........   2,502,797     97,529,865   1,078,559    39,578,816
Shares issued in
 acquisition of:
 CoreFund Equity Growth
  Fund...................           0              0   5,297,535   198,759,540
 Corestate Union County
  Equity Trust...........      70,063      2,592,329           0             0
 ------------------------------------------------------------------------------
Net increase (decrease)..   3,159,648    121,880,714  (2,196,968)  105,137,894
 ------------------------------------------------------------------------------
Class IS Shares
Shares sold..............      62,818      2,552,329     130,363     4,855,755
Shares redeemed..........     (51,663)    (2,151,821)   (101,906)   (3,843,603)
Shares issued in
 reinvestment of
 distributions...........      57,523      2,230,947      25,744       943,166
Shares issued in
 acquisition of other
 investment companies:
 CoreFund Equity Growth
  Fund...................           0              0     186,381     6,982,770
 ------------------------------------------------------------------------------
Net increase.............      68,678      2,631,455     240,582     8,938,088
 ------------------------------------------------------------------------------
Net increase.............              $ 124,512,169              $114,075,982
 ------------------------------------------------------------------------------

Strategic Value Fund

                               Six Months Ended             Year Ended
                              December 31, 1999            June 30, 1999
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class I Shares
Shares sold..............     679,428  $ 147,447,248   1,250,078  $278,450,304
Shares redeemed..........    (269,283)   (59,956,731)   (322,534)  (69,617,033)
Shares issued in
 reinvestment of
 distributions...........      48,721     11,332,741      40,648     8,661,803
Shares issued in
 acquisition of:
 Corestate Value Equity
  Fund...................     341,237     80,405,690           0             0
 Corestate Value Equity
  Trust..................     309,990     73,043,358           0             0
 ------------------------------------------------------------------------------
Net increase.............   1,110,093    252,272,306     968,192   217,495,074
 ------------------------------------------------------------------------------
Class IS Shares
Shares sold..............      10,545      2,322,097      12,671     2,711,091
Shares redeemed..........      (5,184)    (1,132,738)    (11,118)   (2,466,402)
Shares issued in
 reinvestment of
 distributions...........         146         33,715         208        44,111
 ------------------------------------------------------------------------------
Net increase.............       5,507      1,223,074       1,761       288,800
 ------------------------------------------------------------------------------
Net increase.............              $ 253,495,380              $217,783,874
 ------------------------------------------------------------------------------

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments and securities acquired as a result of conversions, and acquisitions) were as follows for the six months ended December 31, 1999:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                                -------------------------
         Core Equity Fund...................... $120,541,671 $588,753,126
         Diversified Value Fund................  125,088,361  263,382,043
         Large Cap Blend Fund..................   40,151,264  143,169,297
         Secular Growth Fund...................  312,337,035  542,179,490
         Small Cap Growth Fund.................  104,735,131   99,529,670
         Small Company Value Fund..............   44,323,600   58,989,786
         Social Principles Fund................   22,206,666   53,019,421
         Strategic Growth Fund.................  394,068,724  375,799,641
         Strategic Value Fund..................  217,487,466  137,641,661

For the Balanced Fund, cost of purchases of U.S. government and non-U.S. gov-ernment securities was $198,177,676 and $375,838,856, respectively, and the Fund's proceeds from sale of U.S. government and non-U.S. government securities was $274,808,328 and $460,776,227, respectively, for the six months ended December 31, 1999.

The Secular Growth Fund and Small Cap Growth Fund loaned securities during the six months ended December 31, 1999 to certain brokers who paid the Funds a ne-gotiated lenders' fee. During the six months ended December 31, 1999, the Funds earned $196,594 and $48,178, respectively in income from securities lending. As of December 31, 1999 the value of the Small Cap Growth Fund's securities on loan and the value of collateral amounted to $25,999,749 and $26,219,817, re-spectively.

As of June 30, 1999, Small Cap Growth Fund had a capital loss carryover for federal income tax purposes of $1,348,498 expiring in 2006 and $2,891,216 ex-piring in 2007 and Small Company Value Fund had a capital loss carryover for federal income tax purposes of $3,027,415 expiring in 2007.

In addition to the capital loss carryovers, capital losses incurred by the Funds after October 31, within the Funds' fiscal year, are deemed to arise on the first business day of the Funds' following fiscal year. For the year ended June 30, 1999 the Small Company Value Fund incurred and elected to defer $5,497,097 of such post-October losses.

7. CONVERSION INFORMATION

On July 9, 1999, Balanced Fund, Core Equity Fund, Secular Growth Fund, Strate-gic Growth Fund and Strategic Value Fund (collectively "Acquiring Evergreen Funds") acquired substantially all of the net assets and identified liabilities of certain common trust funds managed by FUNB into the Acquiring Evergreen Funds. The net assets, consisting primarily of portfolio securities, were ac-quired either through a taxable or tax-free exchange for Class I shares of the Acquiring Evergreen Funds.

The following summarizes pertinent data related to the Funds on the date of the acquisition:

                                                               Evergreen
     Acquiring                            Total    Total Net     Fund     Unrealized
     Evergreen                           Shares      Assets    NAV/share Appreciation
        Fund       Common Trust Fund     Issued     Acquired    Class I  of Securities
     ---------------------------------------------------------------------------------
     Balanced    CoreStates Balanced
      Fund       Fund                     422,321 $  5,780,695  $ 13.68  $          0
                 CoreStates Balanced
                 Trust                  6,059,738   82,945,060             20,569,515
                                        -------- -----------           ------------
                 Total                  6,482,059   88,725,755             20,569,515
                                        ========= ============           ============

     Core
      Equity     CoreStates Growth and
      Fund       Income Equity Trust    6,974,611  595,233,256  $ 85.34   134,355,837
                 Signet Capital Growth     67,230    5,737,565              3,701,178
                 Signet Investors
                 Equity Class A           592,625   50,576,342             36,302,394
                 Signet Investors
                 Equity Class B           123,773   10,563,173              7,475,528
                                        -------- -----------           ------------
                 Total                  7,758,239  662,110,336            181,834,937
                                        ========= ============           ============

     Secular
      Growth     CoreStates Charitable
      Fund       Equity Trust           1,069,362  110,877,230  $103.69    31,871,390
                 CoreStates Growth and
                 Income Fund              787,473   81,649,376                      0
                 CoreStates Growth
                 Equity Fund            4,185,687  433,994,394                      0
                 CoreStates Growth
                 Equity Trust           1,194,440  123,845,912             36,115,475
                                        -------- -----------           ------------
                 Total                  7,236,962  750,366,912             67,986,865
                                        ========= ============           ============

     Strategic
      Growth     CoreStates Union
      Fund       County Equity Trust       70,063    2,592,329  $ 37.00     1,356,557
                                        -------- -----------           ------------

     Strategic
      Value      CoreStates Value
      Fund       Equity Fund              341,237   80,405,690  $235.63             0
                 CoreStates Value
                 Equity Trust             309,990   73,043,358             11,453,813
                                        -------- -----------           ------------
                 Total                    651,227 $153,449,048           $ 11,453,813
                                        ========= ============           ============

The above amounts are reflected in the Statements of Changes in Net Assets for the six months ended December 31, 1999.

8. CLASS IC CONVERSION

On April 30, 1999, the Large Cap Blend Fund and Social Principles Fund con-verted their respective Class IC shares to Class I shares. Shareholders of Class IC shares became owners of that number of Class I shares having a net as-set value equal to the net asset value of their shares immediately prior to the close of business April 30, 1999. Since Class IC shares contributed the major-ity of the net assets and the shareholders to the newly combined Class I, the Class IC and its operating results for prior periods are carried forward as the accounting survivor. The following chart summarizes pertinent data related to each Fund's Class IC shares on the date of conversion:

                                                                 Social
                                                  Large Cap    Principles
                                                  Blend Fund      Fund
         -----------------------------------------------------------------
         Class I shares issued.................     9,604,208    3,712,810
         Net assets of Class IC................  $452,516,632 $126,994,084
         Net asset value of Class I per share..  $      47.12 $      34.20

9. ACQUISITIONS

Effective the close of business on July 30, 1999, Core Equity Fund acquired the net assets and liabilities of Evergreen Select Equity Income Fund, an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a tax-free exchange of 14,454 Class IS shares and 1,629,831 Class I shares of Core Equity Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreci-ation of $15,463,739. Aggregate net assets of Core Equity Fund and Evergreen Select Equity Income Fund immediately before the acquisition were $2,449,655,426 and $132,358,403, respectively. The aggregate net assets of Core Equity Fund after the acquisition were $2,582,013,829. The above amounts are reflected in both the Statements of Changes in Net Assets and Capital Shares Transactions for the six months ended December 31, 1999.

Effective the close of business on July 24, 1998, Strategic Growth Fund ac-quired the net assets of CoreFund Equity Growth Fund, an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a tax-free exchange for 186,381 Class IS shares and 5,297,535 Class I shares of Strategic Growth Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $66,587,357. The aggregate net assets of CoreFund Equity Growth Fund and Strategic Growth Fund immediately before the acquisition were $205,742,310 and $326,300,095, respectively. The aggregate net assets of Strategic Growth Fund after the acquisition were $532,042,405. The above amounts are reflected in proceeds from shares sold in both the Statements of Changes in Net Assets and Capital Shares Transactions for the year ended June 30, 1999.

10. EXPENSE REDUCTIONS

The Funds have entered into an expense reduction arrangements with ESC and their custodian whereby credits realized as a result of uninvested cash bal-ances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense reduction arrangements could have been invested in income-producing assets. The amount of expense re-ductions received by each Fund and the impact on each Fund's expense ratio rep-resented as a percentage of its average daily net assets were as follows:

                                                           % of Average
                                               Expense   Daily Net Assets
                                              Reductions   (annualized)
         ----------------------------------------------------------------
         Balanced Fund.......................  $13,487         .00%
         Core Equity Fund....................   52,784         .00
         Diversified Value Fund..............   11,480         .00
         Large Cap Blend Fund................    8,152         .00
         Secular Growth Fund.................   14,080         .00
         Small Cap Growth Fund...............    3,478         .01
         Small Company Fund..................    3,970         .01
         Social Principles Fund..............    1,966         .00
         Strategic Growth Fund...............   12,865         .00
         Strategic Value Fund ...............   14,164         .00

11. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

12. FINANCING AGREEMENTS

Certain Evergreen Funds, State Street Bank and Trust Company ("State Street") and Bank of New York ("BONY") entered into a renewed financing agreement dated December 22, 1998. Under this agreement, the State Street and BONY provided an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The credit facility was allocated, un-der the terms of the financing agreement, between the Banks. The credit facil-ity was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facili-ty, which will be allocated to all funds. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into a credit agreement. Under this agreement, the Lenders pro-vided an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the fi-nancing agreement, among the Lenders. The credit facility is accessed by the Evergreen Funds for temporary of emergency purposes to fund the redemption of their shares or a general working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate dur-ing the period from and including December 1, 1999 through and including Janu-ary 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit agreement. The commitment fee is allocated to all Evergreen Funds. For its assistance in arranging this financ-ing agreement, First Union Capital Markets Corp. was paid a one-time arrange-ment fee of $250,000. State Street serves as paying agent for the Funds and as paying agent is entitled to a fee of $20,000 per annum, which is allocated to all the Evergreen Funds.

During the six months ended December 31, 1999 the Funds had no significant bor-rowing under the financing agreements.

13. CONCENTRATION RISK

The Funds may invest a substantial portion of its assets in an industry or sec-tor and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighed in any in-dustry or sector.

                            Evergreen Select Funds*

Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund
U.S. Government Money Market Fund

Municipal Fixed
Income
Intermediate Term Municipal Bond Fund

Taxable Fixed
Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Fixed Income Fund II
Adjustable Rate Fund
Limited Duration Fund

Growth and Income/
Balanced
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small Company Value Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles Fund
Secular Growth Fund




*    Minimum investment in an Evergreen Select Fund is $1,000,000.


57803                                                    542780      2/2000

                                                           ---------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                              HUDSON, MA
                                                            PERMIT NO. 19
                                                           ---------------


[LOGO OF EVERGREEN FUNDS]

200 Berkeley Street
Boston, MA 02116

                         Evergreen Small Cap Value Fund
                               Pro Forma Combining
                             Schedule of Investments
                          January 31, 2000 (Unaudited)

                                                                                    Select Small Company
                                                           Small Cap Value Fund          Value Fund            Pro-Forma Combined
                                                         ------------------------  -----------------------  ------------------------

                                                          Shares    Market Value    Shares   Market Value    Shares    Market Value
                                                         ------------------------  -----------------------  ------------------------

COMMON STOCKS - 93.3%
Automotive Equipment & Manufacturing - 1.1%
                 Arvin Industries, Inc.                     84,000  $  1,947,750     40,000  $    927,500    124,000   $  2,875,250
                                                                   --------------           --------------            --------------


Banks - 12.2%
                 Britton & Koontz Capital Corp.             61,600     1,155,000     25,000       468,750     86,600      1,623,750
                 Centura Banks, Inc.                        31,280     1,268,795                              31,280      1,268,795
                 Charter One Financial, Inc.                99,225     1,928,686     47,996       932,922    147,221      2,861,608
               * Civic Bancorp                                                      105,000     1,417,500    105,000      1,417,500
               * Columbia Banking Systems, Inc.                                      63,600       818,850     63,600        818,850
                 Commercial Bankshares, Inc.                35,885       735,642                              35,885        735,642
                 First Oak Brook Bancshares, Inc., Cl. A   157,186     2,573,921     40,000       655,000    197,186      3,228,921
                 First State Bancorp                       143,328     1,899,096     30,000       397,500    173,328      2,296,596
                 Grand Premier Financial, Inc.                                       28,500       377,625     28,500        377,625
                 Granite State Bankshares, Inc.            221,900     4,382,525     40,000       790,000    261,900      5,172,525
                 Independent Bankshares, Inc.               69,500       899,156     60,000       776,250    129,500      1,675,406
                 Mid-State Bancshares                       65,500     1,801,250     46,100     1,267,750    111,600      3,069,000
                 Pacific Bank, N.A.                         40,000     1,117,500                              40,000      1,117,500
                 Peoples Heritage Financial Group, Inc.    128,400     1,885,875                             128,400      1,885,875
                 Prosperity Bancshares, Inc.                89,500     1,426,406                              89,500      1,426,406
                 Southside Bancshares Corp.                  5,000        43,125                               5,000         43,125
               * United Security Bancorp                                             34,365       438,154     34,365        438,154
                 Washington Trust Bancorp, Inc.                                      47,587       725,702     47,587        725,702
                 West Coast Bancorp, Inc.                   83,000     1,091,969                              83,000      1,091,969
                                                                   --------------           --------------            --------------
                                                                      22,208,946                9,066,003                31,274,949
Building, Construction & Furnishings - 10.3%
                 American Woodmark Corp.                   129,700     2,310,281     60,000     1,068,750    189,700      3,379,031
                 Craftmade International, Inc.             254,900     2,182,581    148,000     1,267,250    402,900      3,449,831
               * Crossmann Communities, Inc.               125,000     2,031,250     19,000       308,750    144,000      2,340,000
                 D.R. Horton, Inc.                         150,000     1,734,375                             150,000      1,734,375
               * Furniture Brands International, Inc.      174,000     2,958,000     71,500     1,215,500    245,500      4,173,500
               * Genlyte Group, Inc.                                                 75,000     1,481,250     75,000      1,481,250
                 Industrie Natuzzi SpA, ADR                151,500     1,685,438                             151,500      1,685,438
               * Koala Corp.                                                         64,400       772,800     64,400        772,800
               * Monaco Coach Corp.                                                  58,750     1,277,812     58,750      1,277,812
                 Standard Pacific Corp.                    190,200     1,771,237                             190,200      1,771,237
               * Stanley Furniture Co., Inc.               121,200     2,181,600     60,900     1,096,200    182,100      3,277,800
               * Toll Brothers, Inc.                        30,000       510,000     30,000       510,000     60,000      1,020,000
                                                                   --------------           --------------            --------------
                                                                      17,364,762                8,998,312                26,363,074

Business Equipment & Services - 3.2%
               * Interim Services, Inc.                    123,000     3,082,687     73,000     1,829,562    196,000      4,912,249
               * RCM Technologies, Inc.                                              44,000       745,250     44,000        745,250
               * Zebra Technologies Corp., Cl. A            32,500     1,923,594      9,000       532,688     41,500      2,456,282
                                                                   --------------           --------------            --------------
                                                                       5,006,281                3,107,500                 8,113,781

Consumer Products & Services - 14.0%
               * Chattem, Inc.                             141,000     2,749,500     49,700       969,150    190,700      3,718,650
                 CPI Corp.                                 115,000     2,565,938     40,000       892,500    155,000      3,458,438
               * CSG Systems International, Inc.            90,000     3,403,125     35,000     1,323,437    125,000      4,726,562
                 First Years, Inc.                         113,068       961,078                             113,068        961,078
               * Fossil, Inc.                              120,000     2,332,500     50,000       971,875    170,000      3,304,375
               * Guess?, Inc.                              163,400     3,829,687     59,700     1,399,219    223,100      5,228,906
                 Industrie Natuzzi SpA, ADR                                          61,000       678,625     61,000        678,625
                 Lancaster Colony Corp.                    110,000     3,492,500     45,000     1,428,750    155,000      4,921,250
               * Maxwell Shoe, Inc. Cl. A                  225,000     1,856,250     96,600       796,950    321,600      2,653,200
                 Polaris Industries, Inc.                   80,500     2,606,187     19,000       615,125     99,500      3,221,312
                 Stewart Enterprises, Inc., Cl. A           78,000       448,500    116,900       672,175    194,900      1,120,675
                 York Group, Inc.                          328,600     1,827,838                             328,600      1,827,838
                                                                   ---------------           --------------           --------------
                                                                      26,073,103                9,747,806                35,820,909
Electrical Equipment & Services - 2.7%
                 Applied Power, Inc., Cl. A                100,000     2,787,500     40,000     1,115,000    140,000      3,902,500


                                                                                    Select Small Company
                                                           Small Cap Value Fund          Value Fund            Pro-Forma Combined
                                                         ------------------------  -----------------------  ------------------------
                                                          Shares    Market Value    Shares   Market Value    Shares    Market Value
                                                         ------------------------  -----------------------  ------------------------
                 Helix Technology Corp.                     60,700     2,951,538                              60,700      2,951,538
                                                                   --------------           --------------            --------------

                                                                       5,739,038                1,115,000                 6,854,038
Electronic Equipment & Services - 1.8%
               * Hadco Corp.                                67,100     2,667,225     22,800       906,300     89,900      3,573,525
               * Vicon Industries, Inc.                                             191,300     1,123,888    191,300      1,123,888
                                                                   --------------           --------------            --------------

                                                                       2,667,225                2,030,188                 4,697,413
Finance & Insurance - 1.9%
                 Morgan Keegan, Inc.                       134,900     1,972,913     44,500       650,813    179,400      2,623,726
                 Raymond James Financial, Inc.                                       70,000     1,330,000     70,000      1,330,000
                 Waddell & Reed Financial, Inc. Cl. A                                27,700       799,837     27,700        799,837
                                                                   --------------           --------------            --------------

                                                                       1,972,913                2,780,650                 4,753,563
Food & Beverage Products - 4.7%
                 International Multifoods Corp.            230,400     2,923,200     55,000       697,813    285,400      3,621,013
                 Michael Foods, Inc.                       203,000     4,250,313     90,600     1,896,937    293,600      6,147,250
               * Monterey Pasta Co.                                                 280,000     1,015,000    280,000      1,015,000
               * Performance Food Group Co.                                          30,000       691,875     30,000        691,875
               * The Hain Food Group, Inc.                  25,000       618,750                              25,000        618,750
                                                                   --------------           --------------            --------------

                                                                       7,792,263                4,301,625                12,093,888
Healthcare Products & Services - 9.5%
                 Alpharma, Inc., Cl. A                      34,500     1,173,000     60,000     2,040,000     94,500      3,213,000
               * AmeriSource Health Corp., Cl. A           216,300     3,920,437     90,000     1,631,250    306,300      5,551,687
               * ArthroCare Corp.                           62,200     4,237,375     21,000     1,430,625     83,200      5,668,000
                 Beckman Coulter, Inc.                      40,000     2,092,500     15,000       784,687     55,000      2,877,187
               * Exactech, Inc.                                                      77,500     1,007,500     77,500      1,007,500
                 Jones Pharma, Inc.                         45,000     2,612,813     20,000     1,161,250     65,000      3,774,063
               * Sybron International Corp.                 66,500     1,533,656     30,000       691,875     96,500      2,225,531
                                                                   --------------           --------------            --------------

                                                                      15,569,781                8,747,187                24,316,968
Industrial Specialty Products & Services - 2.2%
                 Badger Meter, Inc.                         50,000     1,537,500                              50,000      1,537,500
                 Donaldson, Inc.                            81,600     1,683,000     28,600       589,875    110,200      2,272,875
               * Meade Instruments Corp.                    42,000     1,225,875     20,000       583,750     62,000      1,809,625
                                                                   --------------           --------------            --------------

                                                                       4,446,375                1,173,625                 5,620,000
Information Services & Technology - 2.6%
               * Micros Systems, Inc.                                                23,200     1,355,750     23,200      1,355,750
               * SBS Technologies, Inc.                    109,200     3,903,900     35,400     1,265,550    144,600      5,169,450
                                                                   --------------           --------------            --------------

                                                                       3,903,900                2,621,300                 6,525,200
Manufacturing - Distributing - 1.3%
                 LSI Industries, Inc.                      113,000     2,147,000     65,000     1,235,000    178,000      3,382,000
                                                                   --------------           --------------            --------------

Oil / Energy - 3.5%
               * Barrett Resources Corp.                                             20,000       591,250     20,000        591,250
                 Berry Petroleum Co., Cl. A                151,100     2,200,394     45,000       655,313    196,100      2,855,707
                 Cabot Oil & Gas Corp., Cl. A              129,200     1,905,700     32,000       472,000    161,200      2,377,700
                 Pennzoil-Quaker State Co.                 192,709     2,204,109     80,000       915,000    272,709      3,119,109
                                                                   --------------           --------------            --------------

                                                                       6,310,203                2,633,563                 8,943,766
Printing, Publishing, Broadcasting & Entertainment - 2.3%
                 Bowne & Co., Inc.                         248,400     2,716,875     77,800       850,937    326,200      3,567,812
               * Obie Media Corp.                          147,584     1,577,304     77,000       822,938    224,584      2,400,242
                                                                   --------------           --------------            --------------

                                                                       4,294,179                1,673,875                 5,968,054
Retailing & Wholesale - 9.5%
               * Ames Department Stores, Inc.               93,200     1,945,550     40,000       835,000    133,200      2,780,550
                 Freds, Inc. Cl. A                                                   38,000       603,250     38,000        603,250
               * Papa John's International, Inc.            90,000     2,238,750     45,000     1,119,375    135,000      3,358,125
                 Pier 1 Imports, Inc.                      350,000     2,887,500    125,000     1,031,250    475,000      3,918,750
                 Ross Stores, Inc.                         260,000     3,315,000    110,000     1,402,500    370,000      4,717,500
               * Sonic Automotive, Inc.                    188,100     1,446,019    152,700     1,173,881    340,800      2,619,900
               * Whole Foods Market, Inc.                   90,000     4,140,000     45,000     2,070,000    135,000      6,210,000
                                                                   --------------           --------------            --------------

                                                                      15,972,819                8,235,256                24,208,075
Telecommunication Services & Equipment - 4.3%


                                                                                    Select Small Company
                                                           Small Cap Value Fund          Value Fund            Pro-Forma Combined
                                                         ------------------------  -----------------------  ------------------------
                                                          Shares    Market Value    Shares   Market Value    Shares    Market Value
                                                         ------------------------  -----------------------  ------------------------
                 Communications Systems, Inc.              142,000     1,783,875                             142,000      1,783,875
                 Hickory Tech Corp.                        244,695     3,364,556     97,400     1,339,250    342,095      4,703,806
                 Scientific Atlanta, Inc.                   60,000     4,623,750                              60,000      4,623,750
                                                                   --------------           --------------            --------------
                                                                       9,772,181                1,339,250                11,111,431
Thrift Institutions - 2.1%
                 Bancorp Connecticut, Inc.                  21,000       301,875                              21,000        301,875
                 Highland Bancorp, Inc.                                              36,000       625,500     36,000        625,500
                 Horizon Financial Corp.                   312,900     3,168,113                             312,900      3,168,113
                 Mech Financial, Inc.                                                14,200       486,350     14,200        486,350
                 MetroWest Bank                             79,200       455,400     45,000       258,750    124,200        714,150
                                                                   --------------           --------------            --------------
                                                                       3,925,388                1,370,600                 5,295,988
Utilities - Electric - 1.4%
                 MDU Resources Group, Inc.                 116,100     2,300,231     61,100     1,210,544    177,200      3,510,775
                                                                   --------------           --------------            --------------

Utilities - Gas - 2.7%
                 Chesapeake Utilities Corp.                 37,300       678,394                              37,300        678,394
                 Connecticut Energy Corp.                   15,000       621,562                              15,000        621,562
                 CTG Resources, Inc.                        20,000       735,000                              20,000        735,000
                 Delta Natural Gas Co., Inc.                16,000       246,000                              16,000        246,000
                 Eastern Enterprises                                                 25,000     1,429,687     25,000      1,429,687
                 Public Service Co. of North
                 Carolina, Inc.                             36,600     1,194,075                              36,600      1,194,075
                 Yankee Energy System, Inc.                 45,800     2,020,925                              45,800      2,020,925
                                                                   --------------           --------------            --------------
                                                                       5,495,956                1,429,687                 6,925,643
                                                                   --------------           --------------            --------------
Total Common Stocks                                                  164,910,294               73,744,471               238,654,765
(Pro Forma combined cost $245,022,050)

                                                        Principal   Market Value   Principal  Market Value   Principal  Market Value
                                                       --------------------------  -----------------------  ------------------------
CONVERTIBLE DEBENTURES - 0.4%

Business Equipment & Services - 0.4%
                 Interim Services, Inc.                $1,250,000      1,112,500                          $1,250,000      1,112,500
                 4.50%, 6/1/2005
                                                                   --------------                                     --------------
Total Convertible Debentures                                           1,112,500                                          1,112,500
(Pro Forma combined cost $1,250,000)

CORPORATE BONDS - 1.8%
Healthcare Products & Services - 1.8%
                 Alpharma, Inc.                          3,500,000     4,510,625                           3,500,000      4,510,625
                 5.75%, 4/1/2005
                                                                   --------------                                     --------------
Total Corporate Bonds                                                  4,510,625                                          4,510,625
(Pro Forma combined cost $3,500,000)

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
                 State Street Repurchase Agreement       3,145,000     3,145,000    550,000       550,000  3,695,000      3,695,000
                 5.63%, 2/1/2000 (a)
                                                                   --------------           --------------            --------------
Total Short-Term Investments                                           3,145,000                  550,000                 3,695,000
(Pro Forma combined cost $3,695,000)
                                                                   --------------           --------------            --------------
Total Investments - 96.9%                                            173,678,419               74,294,471               247,972,890
(Pro Forma combined cost $253,467,050)
Other Assets and Liabilities - net - 3.1%                              4,689,252                3,176,087                 7,865,340
                                                                   --------------           --------------            --------------
Net Assets - 100%                                                   $178,367,671              $77,470,559             $ 255,838,230
                                                                   ==============           ==============            ==============

*    Non-income producing security.
(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 31, 2000.

Summary of Abbreviations:
ADR - American Depository Receipt

            See Notes to Pro Forma Combining Financial Statements.

                        Evergreen Small Cap Value Fund
                              Pro Forma Combining
                      Statement of Assets and Liabilities
                    Year Ended January 31, 2000 (Unaudited)



                                                                  Small Cap          Select Small
                                                                    Value           Company Value      Adjustments      Pro Forma
                                                                    Fund                Fund                             Combined
------------------------------------------------------------------------------------------------------------------------------------

Assets

     Identified cost of securities                             $   178,013,543     $   75,453,507                     $ 253,467,050
     Net unrealized gains or losses on securities                   (4,335,124)        (1,159,036)                       (5,494,160)

------------------------------------------------------------------------------------------------------------------------------------

     Market value of securities                                    173,678,419         74,294,471                       247,972,890
     Cash                                                                  558                 94                               652
     Receivable for securities sold                                  5,199,190          3,194,197                         8,393,387
     Receivable for Fund shares sold                                   399,457                -                             399,457
     Dividends and interest receivable                                 160,173             32,341                           192,514
     Prepaid expenses and other assets                                  42,515             24,842                            67,357
------------------------------------------------------------------------------------------------------------------------------------

         Total assets                                              179,480,312         77,545,945                       257,026,257
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
     Payable for Fund shares redeemed                                  858,594                -                             858,594
     Advisory fee payable                                              134,911             53,379                           188,290
     Distribution plan expenses payable                                 58,090                -                              58,090
     Due to other related parties                                       14,990                -                              14,990
     Accrued expenses and other liabilities                             46,056             22,007                            68,063
------------------------------------------------------------------------------------------------------------------------------------

         Total liabilities                                           1,112,641             75,386                         1,188,027
Net assets                                                      $  178,367,671     $   77,470,559                     $ 255,838,230
====================================================================================================================================

Net assets represented by
     Paid-in capital                                            $  213,853,720     $   97,004,317                     $ 310,858,037
     Overdistributed net investment income                             (49,978)           (27,110)                          (77,088)

     Accumulated net realized losses on securities                 (31,100,947)       (18,347,612)                      (49,448,559)

     Net unrealized gains or losses on securities                   (4,335,124)        (1,159,036)                       (5,494,160)

------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                                $  178,367,671     $   77,470,559                     $ 255,838,230
====================================================================================================================================

Net assets consists of
         Class A                                                $   46,790,059     $          -                       $  46,790,059
         Class B                                                    80,533,539                -                          80,533,539
         Class C                                                    15,308,912                -                          15,308,912
         Class Y                                                    35,735,161                -         77,469,619 (1)  113,204,780
         Class I                                                           -           77,469,619      (77,469,619)(1)          -
         Class IS                                                          -                  940                               940
------------------------------------------------------------------------------------------------------------------------------------

                                                                $  178,367,671     $   77,470,559                     $ 255,838,230
====================================================================================================================================

Shares outstanding
         Class A                                                     3,287,094                -                -          3,287,094
         Class B                                                     5,700,568                -                -          5,700,568
         Class C                                                     1,085,155                -                -          1,085,155
         Class Y                                                     2,507,726                -          5,436,474 (1)    7,944,200
         Class I                                                           -            9,671,393       (9,671,393)(1)          -
         Class IS                                                          -                  121              (55)(1)           66
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per share
         Class A                                                $        14.23                -                       $       14.23
====================================================================================================================================

         Class A - Offering price (based on
                   sales charge of 4.75%)                       $        14.94                -                       $       14.94
====================================================================================================================================

         Class B                                                $        14.13                -                       $       14.13
====================================================================================================================================

         Class C                                                $        14.11                -                       $       14.11
====================================================================================================================================

         Class Y                                                $        14.25                -                       $       14.25
====================================================================================================================================

         Class I                                                           -       $         8.01                               -
====================================================================================================================================

         Class IS                                                          -       $         7.75                     $       14.23
====================================================================================================================================



(1) Adjustment represents change in shares outstanding as a result of merger transaction.

            See Notes to Pro Forma Combining Financial Statements.

                        Evergreen Small Cap Value Fund
                              Pro Forma Combining
                            Statement of Operations
                For the Year Ended January 31, 2000 (Unaudited)



                                                                  Small Cap          Select Small
                                                                    Value           Company Value      Adjustments      Pro Forma
                                                                    Fund                Fund                             Combined
------------------------------------------------------------------------------------------------------------------------------------

Investment income
     Dividends                                                  $    4,951,564     $    1,127,448     $        -      $   6,079,012
     Interest                                                        1,563,789            158,581              -          1,722,370
------------------------------------------------------------------------------------------------------------------------------------

Total investment income                                              6,515,353          1,286,029              -          7,801,382
------------------------------------------------------------------------------------------------------------------------------------

Expenses
     Advisory fee                                                    2,354,983            870,491           96,558  (1)   3,322,031
     Distribution Plan expenses                                      1,391,875                 50              -          1,391,925
     Administrative services fees                                       14,990             28,237              -             43,227
     Transfer agent fee                                                836,748                277              -            837,025
     Trustees' fees and expenses                                         4,463              3,404              -              7,867
     Printing and postage expenses                                      69,285              5,631              -             74,916
     Custodian fee                                                      76,476             31,171              -            107,647
     Registration and filing fees                                       71,857             27,260          (27,260) (2)      71,857
     Professional fees                                                  26,576             14,888          (14,888) (3)      26,576
     Other                                                                 -               34,242              -             34,242
------------------------------------------------------------------------------------------------------------------------------------

        Total expenses                                               4,847,253          1,015,651           54,410        5,917,314
     Less: Expense Reductions                                          (22,441)            (5,396)             -            (27,837)
           Fee Waivers                                                     -              (87,740)          87,740  (4)         -
------------------------------------------------------------------------------------------------------------------------------------

        Net expenses                                                 4,824,812            922,515          142,150        5,889,477
------------------------------------------------------------------------------------------------------------------------------------

     Net investment income (loss)                                    1,690,541            363,514         (142,150)       1,911,905
====================================================================================================================================

Net realized and unrealized gains or losses on securities

     Net realized gains or losses on securities                    (14,174,178)        (8,481,510)             -        (22,655,688)

------------------------------------------------------------------------------------------------------------------------------------

     Net change in unrealized gains or losses on
        securities                                                   7,484,423         11,114,609              -         18,599,032
------------------------------------------------------------------------------------------------------------------------------------

     Net realized and unrealized gains or losses
        on securities                                               (6,689,755)         2,633,099              -         (4,056,656)

------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in net assets
        resulting from operations                               $   (4,999,214)    $    2,996,613         (142,150)   $  (2,144,751)

====================================================================================================================================



(1) Adjustment to reflect advisory fees for the combined fund based on the advisory fee rates in place for the acquiring fund during the period.
(2) Adjustment to reflect the reduction in registration and filing fees for the acquired fund.
(3)  Adjustment to reflect the reduction in audit fees for the acquired fund.
(4) Adjustment to eliminate fee waivers as the combined fund's net expense ratio without expense reductions is less than the Small Cap Vaue Fund's net expense ratio after expense reductions.

            See Notes to Pro Forma Combining Financial Statements.

Evergreen Small Cap Value Fund
Notes to Pro Forma Combining Financial Statements
January 31, 2000 (Unaudited)

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Combining Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Small Cap Value Fund ("Small Cap Value Fund") and Evergreen Select Small Company Value Fund ("Select Small Company Value Fund") at January 31, 2000 and for the respective periods then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Select Small Company Value Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of Select Small Company Value Fund by Small Cap Value Fund, in exchange for Class Y and Class IS shares of Small Cap Value Fund. Thereafter, there will be a distribution of Class Y and Class IS shares of Small Cap Value Fund to the respective shareholders of Class I and Class IS shares, respectively, of Select Small Company Value Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Select Small Company Value Fund will become the owners of that number of full and fractional Class Y and Class IS shares of Small Cap Value Fund having an aggregate net asset value equal to the aggregate net asset value of their Class I and Class IS shares, respectively, of Select Small Company Value Fund as of the close of business immediately prior to the date that Select Small Company Value Fund net assets are exchanged for Class Y and Class IS shares of Small Cap Value Fund.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Select Small Company Value Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Small Cap Value Fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class Y and Class IS shares of Small Cap Value Fund which would have been issued at January 31, 2000 in connection with the proposed Reorganization. Shareholders of Select Small Company Value Fund would receive Class Y and Class IS shares of Small Cap Value Fund based on conversion ratios determined on January 31, 2000. The conversion ratios are calculated by dividing the net asset value of Select Small Company Value Fund Class I and Class IS by the net asset value per share of Class Y and Class IS of Small Cap Value Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average assets of the two funds and applying those rates to the average assets of the Small Cap Value Fund for the twelve months ended January 31, 2000 and to the average net assets of the Select Small Company Value Fund for the twelve months ended January 31, 2000. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.



                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

     The response to this item is incorporated by reference to the sub- caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on October 8, 1997. Registration No. 333-37453 ("Form N-1A Registration Statement")

2.   Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3.   Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Evergreen Equity Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII.

6.(a)Investment Advisory Agreement between Evergreen Asset Management Corp. and
     Evergreen  Equity  Trust. Filed herewith.

6.(b)Sub-Advisory  Agreement between Evergreen Asset Management Corp. and Lieber
     & Company. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 9 filed on October 1, 1998.
     Registration  No. 333-36047.

7. Form of Principle Underwriting Agreement between Evergreen Distributor, Inc. and Evergreen Equity Trust for Institutional and Institutional Service shares. Previously filed.

8. Form of Deferred Compensation Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 1 filed on November 10, 1997. Registration No. 333-36047.

9. Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998.
     Registration  No. 333-36047.

10(a).Form of Institutional Service Class Shares Rule 12b-1 Plan.
      Previously filed.

10(b).Multiple Class Plan. Filed herewith.

11.  Opinion and Consent of Sullivan & Worcester  LLP. Previously filed.

12. Tax Opinion and Consent of Sullivan & Worcester LLP. Filed herewith.

13(a).Administration Agreement between Evergreen Investment Services, Inc.
      and Evergreen Equity Trust. Filed herewith.

13(b).Transfer Agent Agreement between Evergreen Service Company and
      Evergreen Equity Trust. Incorporated by reference to Post-Effective Amendment No. 4.

14.  Consent of KPMG Peat Marwick LLP. Previously filed.

15.  Not applicable.

16.  Powers of Attorney. Previously filed.

17.  Form of Proxy Card. Filed herewith.

18.  Code of Ethics. Filed herewith.

Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a apart of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 18th day of May, 2000.


                                                       EVERGREEN EQUITY TRUST

                                            By:      /s/ Carol Kosel
                                                     ----------------------
                                                     Name:  Carol Kosel
                                                     Title: Treasurer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of May, 2000.


/s/William M. Ennis                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
----------------------------            -----------------------------     --------------------------------
William M. Ennis*                       Laurence B. Ashkin*               Charles A. Austin III*
President                               Trustee                           Trustee

/s/ K. Dun Gifford                      /s/ Arnold H. Dreyfuss            /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         Arnold H. Dreyfuss*               William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
----------------------------            -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Louis W. Moelchert, Jr.
----------------------------            ------------------------------     -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Louis W. Moelchert, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima                    /s/ Richard K. Wagoner             /s/ Leroy Keith, Jr.
----------------------------            ------------------------------     -------------------------------
Richard J. Shima*                       Richard K. Wagoner*                Leroy Keith*
Trustee                                 Trustee                            Trustee

/s/ Carol Kosel
----------------------------
Carol Kosel*
Treasurer (Principal Financial
and Accounting Officer)


*By: /s/ Maureen E. Towle
----------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.


                                INDEX TO EXHIBITS


EXHIBIT NO.             EXHIBIT

6.(a)Investment Advisory Agreement between Evergreen Asset Management Corp. and
     Evergreen  Equity  Trust.

10(b).Multiple Class Plan.

12.  Tax  Opinion  and  Consent  of  Sullivan &  Worcester  LLP.

13(a).Administration Agreement between Evergreen Investment Services, Inc.
      and Evergreen Equity Trust.

17.  Form of Proxy Card.

18.  Code of Ethics.